SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 94.9%
Applications Software — 7.3%
Microsoft Corp.	630,900	$127,738,323

Athletic Footwear — 2.8%
NIKE, Inc., Class B	415,450	49,887,236

Beverages-Non-alcoholic — 3.7%
Monster Beverage Corp.†	842,328	64,497,055

Coatings/Paint — 1.9%
Sherwin-Williams Co.	47,750	32,851,045

Commercial Services-Finance — 2.8%
PayPal Holdings, Inc.†	242,220	45,084,408
S&P Global, Inc.	14,060	4,537,584

		49,621,992

Computer Aided Design — 0.2%
ANSYS, Inc.†	13,189	4,014,336

Computer Data Security — 1.2%
Fortinet, Inc.†	193,514	21,358,140

Computer Software — 0.8%
Slack Technologies, Inc., Class A†	262,919	6,725,468
Splunk, Inc.†	32,798	6,495,316

		13,220,784

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†	75,350	32,105,128

Diagnostic Kits — 1.4%
IDEXX Laboratories, Inc.†	58,599	24,894,027

Distribution/Wholesale — 1.2%
Copart, Inc.†	184,377	20,347,846

E-Commerce/Products — 5.4%
Amazon.com, Inc.†	28,610	86,864,251
Etsy, Inc.†	58,686	7,135,631

		93,999,882

Electric Products-Misc. — 0.4%
AMETEK, Inc.	76,070	7,470,074

Electronic Components-Semiconductors — 5.5%
IPG Photonics Corp.†	90,097	16,754,438
NVIDIA Corp.	46,814	23,470,667
Texas Instruments, Inc.	65,650	9,492,334
Xilinx, Inc.	385,121	45,710,011

		95,427,450

Electronic Connectors — 0.6%
Amphenol Corp., Class A	98,300	11,092,172

Electronic Forms — 2.0%
Adobe, Inc.†	77,660	34,721,786

Electronic Measurement Instruments — 1.4%
Roper Technologies, Inc.	64,410	23,918,009

Electronic Security Devices — 0.9%
Allegion PLC	159,442	15,705,037

Enterprise Software/Service — 2.2%
Paycom Software, Inc.†	27,641	10,063,812
Tyler Technologies, Inc.†	33,042	12,700,684
Veeva Systems, Inc., Class A†	60,133	16,238,916

		39,003,412

Entertainment Software — 2.8%
Electronic Arts, Inc.†	301,258	36,099,746
Take-Two Interactive Software, Inc.†	88,046	13,640,087

		49,739,833

Finance-Credit Card — 4.7%
Visa, Inc., Class A	454,290	82,549,036

Industrial Automated/Robotic — 0.5%
Cognex Corp.	122,800	8,092,520

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	7,840	7,823,614

Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	350,530	92,227,948

Machinery-General Industrial — 0.4%
IDEX Corp.	37,511	6,391,499

Medical Instruments — 4.9%
Edwards Lifesciences Corp.†	451,630	32,377,355
Intuitive Surgical, Inc.†	79,959	53,339,050

		85,716,405

Medical Products — 0.4%
ABIOMED, Inc.†	24,883	6,267,530

Medical-Biomedical/Gene — 5.3%
Illumina, Inc.†	42,700	12,498,290
Regeneron Pharmaceuticals, Inc.†	51,346	27,909,632
Vertex Pharmaceuticals, Inc.†	252,674	52,647,155

		93,055,077

Medical-Drugs — 3.8%
Zoetis, Inc.	421,080	66,762,234

Medical-HMO — 4.7%
UnitedHealth Group, Inc.	266,910	81,444,918

Networking Products — 0.4%
Arista Networks, Inc.†	33,373	6,971,620

Retail-Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	59,676	11,552,080

Retail-Building Products — 2.7%
Home Depot, Inc.	174,800	46,620,908

Retail-Discount — 2.0%
Costco Wholesale Corp.	96,070	34,356,553

Retail-Major Department Stores — 0.7%
TJX Cos., Inc.	257,300	13,070,840

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	43,210	16,347,207

Semiconductor Components-Integrated Circuits — 1.7%
QUALCOMM, Inc.	241,199	29,754,309

Semiconductor Equipment — 1.1%
ASML Holding NV	53,420	19,295,838

Web Portals/ISP — 7.6%
Alphabet, Inc., Class C†	82,290	133,392,913

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	46,074	7,282,457

TOTAL INVESTMENTS (cost $1,137,569,854)	94.9%	1,660,589,073
Other assets less liabilities	5.1	88,637,290

NET ASSETS	100.0%	$1,749,226,363

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,660,589,073	$—	$—	$1,660,589,073

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.2%
Aerospace/Defense-Equipment — 0.7%
AAR Corp.	164,314	$3,197,550

Airlines — 1.7%
Alaska Air Group, Inc.	97,748	3,703,672
SkyWest, Inc.	160,342	4,654,728

		8,358,400

Apparel Manufacturers — 1.5%
Kontoor Brands, Inc.	79,272	2,608,049
Ralph Lauren Corp.	69,930	4,674,820

		7,282,869

Auto/Truck Parts & Equipment-Original — 2.6%
Dana, Inc.	502,700	7,032,773
Lear Corp.	47,875	5,783,779

		12,816,552

Banks-Commercial — 9.1%
Associated Banc-Corp	241,375	3,304,424
BankUnited, Inc.	230,156	5,811,439
First Citizens BancShares, Inc., Class A	17,067	7,896,901
Synovus Financial Corp.	278,561	7,242,586
Texas Capital Bancshares, Inc.†	124,566	5,605,470
Umpqua Holdings Corp.	391,054	4,911,638
Webster Financial Corp.	162,063	5,220,049
Zions Bancorp NA	121,796	3,930,357

		43,922,864

Banks-Super Regional — 1.2%
Comerica, Inc.	129,880	5,910,839

Batteries/Battery Systems — 1.1%
EnerSys	72,118	5,163,649

Beverages-Non-alcoholic — 0.9%
Primo Water Corp.	356,450	4,466,319

Building Products-Doors & Windows — 1.0%
Masonite International Corp.†	54,078	4,758,864

Building-Residential/Commercial — 3.2%
KB Home	144,000	4,644,000
PulteGroup, Inc.	168,050	6,849,718
Taylor Morrison Home Corp.†	174,811	3,775,918

		15,269,636

Chemicals-Diversified — 2.2%
Innospec, Inc.	15,494	1,024,773
Orion Engineered Carbons SA	353,305	5,182,984
Westlake Chemical Corp.	66,074	4,467,924

		10,675,681

Chemicals-Specialty — 0.6%
GCP Applied Technologies, Inc.†	124,103	2,706,686

Commercial Services — 1.2%
Quanta Services, Inc.	91,482	5,711,221

Computer Services — 1.5%
Amdocs, Ltd.	68,888	3,883,905
Genpact, Ltd.	96,646	3,321,723

		7,205,628

Computers-Integrated Systems — 1.4%
NCR Corp.†	216,023	4,389,587
NetScout Systems, Inc.†	122,020	2,503,851

		6,893,438

Containers-Paper/Plastic — 2.4%
Graphic Packaging Holding Co.	421,612	5,603,223
Sealed Air Corp.	149,127	5,903,938

		11,507,161

Data Processing/Management — 1.1%
CommVault Systems, Inc.†	139,079	5,506,138

E-Marketing/Info — 0.8%
Criteo SA ADR†	233,239	4,002,381

Electric-Integrated — 2.1%
Alliant Energy Corp.	114,126	6,308,885
Black Hills Corp.	19,390	1,098,638
PNM Resources, Inc.	51,874	2,593,700

		10,001,223

Electronic Components-Misc. — 0.9%
Vishay Intertechnology, Inc.	264,521	4,290,531

Electronic Parts Distribution — 0.9%
Arrow Electronics, Inc.†	57,020	4,441,288

Engineering/R&D Services — 1.7%
AECOM†	185,250	8,306,610

Finance-Consumer Loans — 0.9%
OneMain Holdings, Inc.	118,907	4,148,665

Finance-Investment Banker/Broker — 1.4%
Moelis & Co., Class A	183,963	6,843,424

Food-Misc./Diversified — 2.4%
Hain Celestial Group, Inc.†	192,349	5,914,732
Nomad Foods, Ltd.†	228,568	5,542,774

		11,457,506

Food-Wholesale/Distribution — 0.8%
US Foods Holding Corp.†	175,811	3,674,450

Footwear & Related Apparel — 1.6%
Skechers U.S.A., Inc., Class A†	122,851	3,895,605
Steven Madden, Ltd.	154,480	3,709,065

		7,604,670

Gas-Distribution — 1.1%
Southwest Gas Holdings, Inc.	79,220	5,206,338

Golf — 0.6%
Callaway Golf Co.	200,302	3,102,678

Hotels/Motels — 0.6%
Hilton Grand Vacations, Inc.†	153,150	3,154,890

Human Resources — 1.2%
Robert Half International, Inc.	111,493	5,651,580

Insurance-Life/Health — 1.0%
Voya Financial, Inc.	98,194	4,706,438

Insurance-Multi-line — 1.0%
American Financial Group, Inc.	67,838	5,083,780

Insurance-Property/Casualty — 2.2%
First American Financial Corp.	47,519	2,118,872
Hanover Insurance Group, Inc.	51,640	4,939,883
Selective Insurance Group, Inc.	67,970	3,538,518

		10,597,273

Insurance-Reinsurance — 3.6%
Essent Group, Ltd.	129,240	5,150,214
Everest Re Group, Ltd.	32,083	6,322,918
Reinsurance Group of America, Inc.	56,977	5,755,816

		17,228,948

Investment Management/Advisor Services — 1.1%
Stifel Financial Corp.	92,659	5,416,845

Machine Tools & Related Products — 1.3%
Kennametal, Inc.	195,829	6,070,699

Machinery-Construction & Mining — 1.3%
Oshkosh Corp.	93,650	6,308,264

Machinery-Electrical — 1.7%
Regal Beloit Corp.	84,924	8,377,753

Machinery-General Industrial — 1.2%
Middleby Corp.†	60,490	6,021,175

Medical Information Systems — 1.3%
Change Healthcare, Inc.†	446,940	6,324,201

Medical Labs & Testing Services — 0.9%
ICON PLC†	23,437	4,225,691

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	16,202	3,021,187

Miscellaneous Manufacturing — 0.9%
Hillenbrand, Inc.	154,510	4,519,418

Office Furnishings-Original — 0.7%
Herman Miller, Inc.	107,060	3,262,118

Oil Companies-Exploration & Production — 0.2%
Cimarex Energy Co.	34,017	863,011

Oil Field Machinery & Equipment — 0.9%
Dril-Quip, Inc.†	167,043	4,326,414

Oil Refining & Marketing — 0.9%
HollyFrontier Corp.	245,464	4,543,539

Oil-Field Services — 0.5%
MRC Global, Inc.†	629,553	2,681,896

Publishing-Books — 0.2%
Houghton Mifflin Harcourt Co.†	350,951	915,982

Real Estate Investment Trusts — 8.9%
American Campus Communities, Inc.	139,100	5,210,686
Camden Property Trust	70,039	6,460,398
Cousins Properties, Inc.	156,850	3,996,538
CubeSmart	192,838	6,542,993
MGM Growth Properties LLC, Class A	218,898	5,789,852
Physicians Realty Trust	346,830	5,847,554
RLJ Lodging Trust	348,700	2,852,366
STAG Industrial, Inc.	200,310	6,233,647

		42,934,034

Recreational Vehicles — 1.3%
Brunswick Corp.	98,999	6,307,226

Rental Auto/Equipment — 1.0%
United Rentals, Inc.†	27,160	4,842,356

Retail-Apparel/Shoe — 2.6%
Foot Locker, Inc.	183,652	6,773,086
Gap, Inc.	297,410	5,784,624

		12,557,710

Retail-Home Furnishings — 1.1%
Williams-Sonoma, Inc.	55,940	5,102,287

Retail-Restaurants — 0.8%
Papa John’s International, Inc.	48,527	3,717,168

Rubber-Tires — 0.9%
Cooper Tire & Rubber Co.	126,504	4,350,473

Rubber/Plastic Products — 1.0%
Trinseo SA	146,340	4,656,539

Savings & Loans/Thrifts — 1.1%
Sterling Bancorp	391,875	5,243,287

Semiconductor Components-Integrated Circuits — 0.6%
MaxLinear, Inc.†	116,622	3,083,486

Semiconductor Equipment — 1.0%
Kulicke & Soffa Industries, Inc.	195,030	5,098,084

Steel-Producers — 2.0%
Carpenter Technology Corp.	132,118	2,309,423
Reliance Steel & Aluminum Co.	65,870	7,179,171

		9,488,594

Transport-Equipment & Leasing — 1.2%
GATX Corp.	83,080	5,672,702
Transport-Truck — 2.9%
Knight-Swift Transportation Holdings, Inc.	176,736	6,714,201
XPO Logistics, Inc.†	79,748	7,177,320

		13,891,521

Wire & Cable Products — 0.9%
Belden, Inc.	133,916	4,135,326

TOTAL INVESTMENTS (cost $476,578,539)	99.2%	478,815,154
Other assets less liabilities	0.8	3,825,714

NET ASSETS	100.0%	$482,640,868

†	Non-income producing security

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$478,815,154	$—	$—	$478,815,154

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock Multi-Factor 70/30 Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS — 95.2%
iShares Edge MSCI USA Momentum Factor ETF	6,475	$914,464
iShares MSCI EAFE Min Vol Factor ETF	3,119	204,263
iShares MSCI International Momentum Factor ETF	14,401	471,345
iShares MSCI International Quality Factor ETF	14,002	423,140
iShares MSCI International Size Factor ETF	20,572	507,005
iShares MSCI International Value Factor ETF	31,807	597,336
iShares MSCI USA Min Vol Factor ETF	6,469	398,879
iShares MSCI USA Quality Factor ETF	8,310	839,726
iShares MSCI USA Size Factor ETF	10,939	1,024,109
iShares MSCI USA Value Factor ETF	16,330	1,191,927
iShares U.S. Fixed Income Balanced Risk Factor ETF	29,740	3,014,000

Total Long-Term Investment Securities (cost $10,030,167)		9,586,194

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01% (cost$483,448)(1)	483,448	483,448

TOTAL INVESTMENTS — (cost $10,513,615)	100.0%	10,069,642
Other assets less liabilities	0.0	1,995

NET ASSETS	100.0%	$10,071,637

#	Effective October 13, 2020, SA BlackRock Multi-Factor 70/30 Portfolio commenced operations.
(1)	The rate shown is the 7-day yield as of October 31, 2020.

ETF — Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$9,586,194	$—	$—	$9,586,194
Short-Term Investment Securities	483,448	—	—	483,448

Total Investments at Value	$10,069,642	$—	$—	$10,069,642

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 32.6%
Australia — 0.7%
Adbri, Ltd.	10,558	20,993
Afterpay, Ltd.†	194	13,169
Alumina, Ltd.	37,613	38,136
AMP, Ltd.	4,354	4,689
APA Group	463	3,429
Aristocrat Leisure, Ltd.	17,918	362,989
ASX, Ltd.	3,831	215,206
Australia & New Zealand Banking Group, Ltd.	6,242	83,009
Bendigo & Adelaide Bank, Ltd.	22,082	103,907
BHP Group, Ltd.	33,368	802,363
Brambles, Ltd.	110,843	749,934
Cochlear, Ltd.	117	17,528
Commonwealth Bank of Australia	14,122	688,453
Computershare, Ltd.	6,584	56,495
CSL, Ltd.	3,792	770,709
Deterra Royalties, Ltd.†	5,242	14,480
Fortescue Metals Group, Ltd.	3,788	46,445
Goodman Group	23,971	310,938
GPT Group	2	6
IDP Education, Ltd.	4,759	64,839
IGO, Ltd.	17,321	54,154
Iluka Resources, Ltd.	8,298	30,162
Insurance Australia Group, Ltd.	59,359	200,083
LendLease Group	602	5,077
Macquarie Group, Ltd.	461	41,231
National Australia Bank, Ltd.	6,563	86,282
Perpetual, Ltd.	649	12,464
QBE Insurance Group, Ltd.	759	4,423
Ramsay Health Care, Ltd.	2,343	103,115
Rio Tinto, Ltd.	2,221	144,835
Santos, Ltd.	1,751	5,858
Scentre Group	5,032	7,467
SEEK, Ltd.	601	9,728
Sonic Healthcare, Ltd.	257	6,307
South32, Ltd.	35,534	50,999
Stockland	2,742	7,452
Telstra Corp., Ltd.	62,050	117,296
Transurban Group	1,927	18,320
Westpac Banking Corp.	4,721	60,162
Woodside Petroleum, Ltd.	1,641	20,325
Woolworths Group, Ltd.	96	2,584

		5,356,041

Austria — 0.0%
ANDRITZ AG	366	12,331
Erste Group Bank AG†	5,356	110,108
OMV AG	300	6,924
Raiffeisen Bank International AG†	411	5,931
Verbund AG	95	5,466
voestalpine AG	179	4,973

		145,733

Belgium — 0.2%
Ageas SA/NV	344	13,850
Anheuser-Busch InBev SA NV	9,299	482,892
Elia Group SA/NV	167	16,166
Galapagos NV†	359	42,412
Groupe Bruxelles Lambert SA	334	27,352
KBC Group NV	4,131	204,373
Sofina SA	111	28,838
Solvay SA	314	25,496
UCB SA	1,110	109,223
Umicore SA	6,426	247,399

		1,198,001

Bermuda — 0.1%
Arch Capital Group, Ltd.†	975	29,455
Athene Holding, Ltd., Class A†	2,473	79,334
Bunge, Ltd.	707	40,108
CK Infrastructure Holdings, Ltd.	500	2,361
Everest Re Group, Ltd.	78	15,372
Hongkong Land Holdings, Ltd.	10,000	36,738
IHS Markit, Ltd.	1,120	90,574
Invesco, Ltd.	1,303	17,082
Jardine Matheson Holdings, Ltd.	700	31,144
Jardine Strategic Holdings, Ltd.	400	8,665
Marvell Technology Group, Ltd.	838	31,433
NWS Holdings, Ltd.	13,608	11,961
RenaissanceRe Holdings, Ltd.	108	17,466
VTech Holdings, Ltd.	2,200	14,621

		426,314

Canada — 0.0%
Waste Connections, Inc.	1,044	103,690

Cayman Islands — 0.1%
ASM Pacific Technology, Ltd.	1,200	12,080
BeiGene, Ltd. ADR†	276	81,840
Budweiser Brewing Co. APAC, Ltd.*	6,000	17,628
CK Asset Holdings, Ltd.	8,500	39,383
CK Hutchison Holdings, Ltd.	3,000	18,149
Farfetch, Ltd., Class A†	2,655	74,685
Melco Resorts & Entertainment, Ltd. ADR	1,776	28,629
Sands China, Ltd.	36,000	126,176
WH Group, Ltd.*	24,500	19,258
Wharf Real Estate Investment Co., Ltd.	12,000	46,251

		464,079

Curacao — 0.0%
Schlumberger, Ltd.	7,219	107,852

Denmark — 0.4%
Ambu A/S, Class B	230	6,980
AP Moller - Maersk A/S, Series A	4	5,908
AP Moller - Maersk A/S, Series B	11	17,595

Carlsberg A/S, Class B	40	5,066
Chr. Hansen Holding A/S	431	43,421
Coloplast A/S, Class B	3,071	448,396
Danske Bank A/S†	1,993	26,516
Demant A/S†	204	6,430
DSV PANALPINA A/S	445	72,107
Genmab A/S†	626	208,773
GN Store Nord A/S	223	16,060
Novo Nordisk A/S, Class B	17,056	1,090,761
Novozymes A/S, Class B	585	35,197
Orsted A/S*	2,293	364,277
Pandora A/S	100	7,929
ROCKWOOL International A/S, Class B	227	88,940
Tryg A/S	2,543	70,601
Vestas Wind Systems A/S	2,249	384,445

		2,899,402

Finland — 0.2%
Elisa Oyj	3,104	152,747
Fortum Oyj	1,462	27,528
Kojamo Oyj	1,937	39,943
Kone Oyj, Class B	537	42,755
Neste Oyj	5,326	278,192
Nokia Oyj†	11,383	38,212
Nordea Bank Abp†	32,164	241,632
Orion Oyj, Class B	232	9,932
Sampo Oyj, Class A	5,675	214,235
Stora Enso Oyj, Class R	2,362	34,492
UPM-Kymmene Oyj	1,775	50,195
Wartsila Oyj Abp	2,777	22,076

		1,151,939

France — 1.7%
Air Liquide SA	4,760	696,736
Alstom SA†	3,629	162,871
Amundi SA†*	495	32,497
Arkema SA	47	4,609
Atos SE†	508	34,730
AXA SA	12,514	202,164
BioMerieux	39	5,822
BNP Paribas SA†	1,775	62,237
Bureau Veritas SA†	9,987	220,072
Capgemini SE	380	43,951
Cie de Saint-Gobain†	7,538	295,712
Cie Generale des Etablissements Michelin SCA	315	34,007
CNP Assurances†	1,662	18,819
Covivio	76	4,528
Credit Agricole SA†	2,053	16,336
Danone SA	732	40,459
Dassault Systemes SE	1,401	239,509
Edenred	198	9,246
Electricite de France SA	12,891	149,829
Engie SA†	21,999	266,663
EssilorLuxottica SA†	360	44,601
Eutelsat Communications SA	10,871	109,455
Faurecia SE†	3,232	122,787
Gaztransport Et Technigaz SA	379	36,472
Gecina SA	858	106,791
Hermes International	644	600,126
Iliad SA	36	6,966
JCDecaux SA†	1,710	26,479
Kering SA	97	58,685
Klepierre SA	333	4,247
L’Oreal SA	6,520	2,111,563
La Francaise des Jeux SAEM*	1,649	61,855
Legrand SA	9,545	706,605
LVMH Moet Hennessy Louis Vuitton SE	1,683	790,135
Nexans SA†	1,819	88,577
Orange SA	81,518	915,918
Pernod Ricard SA	7,914	1,277,098
Peugeot SA†	3,311	59,558
Publicis Groupe SA	293	10,207
Renault SA†	4,511	111,772
Rexel SA†	15,440	162,519
Rubis SCA	844	27,732
Safran SA†	412	43,782
Sanofi	9,084	821,187
Sartorius Stedim Biotech	24	9,135
Schneider Electric SE	1,884	228,967
SEB SA	73	11,881
Societe Generale SA†	38,690	528,356
Suez SA	322	5,913
Teleperformance	864	259,954
Thales SA	1,527	99,571
TOTAL SE	3,788	114,712
Ubisoft Entertainment SA†	432	38,163
Valeo SA	4,980	151,031
Veolia Environnement SA	652	12,161
Vinci SA	4,746	375,558
Vivendi SA	1,434	41,457
Worldline SA†*	216	16,039

		12,738,812

Germany — 1.2%
adidas AG†	2,387	709,275
Allianz SE	1,292	227,423
BASF SE	9,011	494,128
Bayer AG	1,691	79,471
Bayerische Motoren Werke AG	3,488	238,385
Bayerische Motoren Werke AG (Preference Shares)	294	15,203
Beiersdorf AG	12,368	1,295,079
Brenntag AG	572	36,566
Carl Zeiss Meditec AG	103	13,362
Commerzbank AG†	1,143	5,413
CompuGroup Medical SE & Co. KgaA	129	11,113
Continental AG	275	29,251
Covestro AG*	3,076	146,843
Daimler AG	7,875	407,450
Delivery Hero SE†*	659	76,120
Deutsche Bank AG†	2,838	26,083
Deutsche Boerse AG	5,362	789,261
Deutsche Pfandbriefbank AG†*	6	37
Deutsche Post AG	1,772	78,533

Deutsche Telekom AG	6,498	98,953
Deutsche Wohnen SE	645	32,648
DWS Group GmbH & Co. KGaA†*	455	15,476
E.ON SE	36,704	382,777
Fielmann AG†	538	40,863
Freenet AG	596	10,558
Fresenius Medical Care AG & Co. KGaA	513	39,184
Fresenius SE & Co. KGaA	934	34,639
GEA Group AG	181	6,020
Hannover Rueck SE	1,238	179,755
HeidelbergCement AG	107	6,123
Hella GmbH & Co. KGaA†	1,849	80,735
Henkel AG & Co. KGaA	44	3,993
Henkel AG & Co. KGaA (Preference Shares)	190	18,543
HUGO BOSS AG	5,199	119,158
Infineon Technologies AG	13,191	369,402
Jenoptik AG	2	49
KION Group AG	68	5,293
Knorr-Bremse AG	2,354	272,500
LEG Immobilien AG	141	19,053
Merck KGaA	242	35,837
MTU Aero Engines AG	116	19,806
Muenchener Rueckversicherungs-Gesellschaft AG	229	53,592
Puma SE†	5,008	439,157
RWE AG	7,566	281,114
SAP SE	7,096	756,246
Sartorius AG (Preference Shares)	81	34,262
Scout24 AG*	150	12,114
Siemens AG	7,759	909,525
Siemens Energy AG†	4,260	93,274
Siemens Healthineers AG*	4,951	212,717
Symrise AG	169	20,892
TeamViewer AG†*	275	12,150
thyssenkrupp AG†	20,401	97,340
Uniper SE	265	7,923
Volkswagen AG	40	6,226
Volkswagen AG (Preference Shares)	282	41,085
Vonovia SE	860	54,905
Wacker Chemie AG	882	85,097

		9,587,980

Guernsey — 0.0%
Amdocs, Ltd.	72	4,059

Hong Kong — 0.4%
AIA Group, Ltd.	53,619	505,698
BOC Hong Kong Holdings, Ltd.	144,500	400,974
CLP Holdings, Ltd.	39,500	363,394
Galaxy Entertainment Group, Ltd.	2,000	13,192
Hang Lung Properties, Ltd.	3,000	7,308
Hang Seng Bank, Ltd.	18,000	276,913
Henderson Land Development Co., Ltd.	54,000	191,744
Hong Kong & China Gas Co., Ltd.	11,700	16,846
Hong Kong Exchanges & Clearing, Ltd.	1,804	86,527
Hysan Development Co., Ltd.	5,000	15,950
Link REIT	35,200	268,794
New World Development Co., Ltd.	4,000	19,091
Sino Land Co., Ltd.	6,000	7,122
Sun Hung Kai Properties, Ltd.	15,000	192,333
Swire Pacific, Ltd., Class A	10,319	47,020
Swire Properties, Ltd.	43,400	116,473
Techtronic Industries Co., Ltd.	15,500	208,490

		2,737,869

Ireland — 0.4%
Accenture PLC, Class A	1,269	275,259
AIB Group PLC†	17,301	19,445
Allegion PLC	7,637	752,245
Aon PLC, Class A	3,452	635,203
Bank of Ireland Group PLC†	16,205	39,918
CRH PLC	2,026	71,136
Eaton Corp. PLC	485	50,338
Flutter Entertainment PLC†	794	138,357
James Hardie Industries PLC CDI	1,156	28,240
Johnson Controls International PLC	2,124	89,654
Kerry Group PLC, Class A (ISE)	929	111,151
Kingspan Group PLC†	2,320	202,344
Linde PLC	1,022	225,187
Medtronic PLC	4,293	431,747
Pentair PLC	153	7,613
Smurfit Kappa Group PLC	349	13,143
STERIS PLC	128	22,680
Trane Technologies PLC	672	89,208
Willis Towers Watson PLC	495	90,328

		3,293,196

Israel — 0.0%
Bank Leumi Le-Israel BM	11,729	55,615
Check Point Software Technologies, Ltd.†	1,132	128,550
CyberArk Software, Ltd.†	338	33,513
Teva Pharmaceutical Industries, Ltd.†	819	7,147

		224,825

Italy — 0.2%
Assicurazioni Generali SpA	25,236	338,548
Atlantia SpA†	328	5,029
Banca Generali SpA†	348	9,895
Banca Mediolanum SpA	2,258	15,423
DiaSorin SpA	28	6,150
Enel SpA	77,013	613,359
Eni SpA	4,634	32,612
Interpump Group SpA	3,184	120,229
Intesa Sanpaolo SpA†	30,526	50,643
Mediobanca Banca di Credito Finanziario SpA	915	6,493
Pirelli & C SpA†*	1,603	6,691
Poste Italiane SpA*	1,244	10,149
Prysmian SpA	5,445	148,093
Recordati SpA	164	8,501
Snam SpA	3,298	16,103
Terna Rete Elettrica Nazionale SpA	2,556	17,286
UniCredit SpA†	3,518	26,355

Unipol Gruppo SpA†	15,464	56,370
UnipolSai Assicurazioni SpA	4,283	9,974

		1,497,903

Japan — 3.7%
Advantest Corp.	400	23,265
Aeon Co., Ltd.	100	2,557
AGC, Inc.	400	12,487
Aisin Seiki Co., Ltd.	400	12,143
Ajinomoto Co., Inc.	900	18,068
Amada Co., Ltd.	19,900	172,877
Anritsu Corp.	500	10,857
Asahi Group Holdings, Ltd.	500	15,497
Asahi Intecc Co., Ltd.	300	9,308
Asahi Kasei Corp.	15,600	135,485
Astellas Pharma, Inc.	42,300	582,161
Bandai Namco Holdings, Inc.	100	7,422
Benesse Holdings, Inc.	1,600	37,666
Bridgestone Corp.	7,000	228,146
Canon, Inc.	22,500	391,573
Central Japan Railway Co.	100	12,091
Chubu Electric Power Co., Inc.	995	11,133
Chugai Pharmaceutical Co., Ltd.	8,335	321,616
Chugoku Electric Power Co., Inc.	500	6,270
Coca-Cola Bottlers Japan Holdings, Inc.	700	9,920
Concordia Financial Group, Ltd.	1,600	5,279
CyberAgent, Inc.	300	18,895
Cybozu, Inc.	300	8,654
Dai Nippon Printing Co., Ltd.	8,400	156,657
Dai-ichi Life Holdings, Inc.	2,100	31,285
Daicel Corp.	5,844	41,811
Daifuku Co., Ltd.	300	30,901
Daiichi Sankyo Co., Ltd.	13,800	363,399
Daikin Industries, Ltd.	400	74,888
Daito Trust Construction Co., Ltd.	128	11,651
Daiwa House Industry Co., Ltd.	8,800	231,818
Daiwa House REIT Investment Corp.	3	6,947
Daiwa Securities Group, Inc.	3,200	12,946
Denso Corp.	5,000	233,119
DIC Corp.	400	9,746
Disco Corp.	200	53,727
East Japan Railway Co.	13,100	686,775
Eisai Co., Ltd.	3,792	294,973
Electric Power Development Co., Ltd.	41	555
ENEOS Holdings, Inc.	31,028	104,613
FamilyMart Co., Ltd.	200	4,371
Fancl Corp.	400	12,532
FANUC Corp.	4,100	871,458
Fast Retailing Co., Ltd.	1,200	839,203
Fuji Media Holdings, Inc.	800	7,730
FUJIFILM Holdings Corp.	2,900	147,830
Fujitsu, Ltd.	192	22,326
Glory, Ltd.	500	10,538
GLP J-REIT	4	6,143
Gunma Bank, Ltd.	3,000	9,513
Hamamatsu Photonics KK	700	34,932
Hirose Electric Co., Ltd.	400	55,903
Hitachi Construction Machinery Co., Ltd.	500	12,309
Hitachi Metals, Ltd.	500	6,631
Hitachi, Ltd.	1,100	37,095
Honda Motor Co., Ltd.	11,735	276,716
Hoya Corp.	600	67,933
Hulic Co., Ltd.	900	8,376
Idemitsu Kosan Co., Ltd.	300	6,068
Inpex Corp.	3,300	15,782
Isuzu Motors, Ltd.	1,800	14,648
ITOCHU Corp.	2,500	59,697
Japan Exchange Group, Inc.	1,000	24,539
Japan Post Bank Co., Ltd.	20,400	162,595
Japan Post Holdings Co., Ltd.	70,300	482,239
Japan Post Insurance Co., Ltd.	600	9,513
Japan Prime Realty Investment Corp.	2	5,410
Japan Real Estate Investment Corp.	3	14,700
Japan Retail Fund Investment Corp.	5	7,233
Japan Tobacco, Inc.	22,200	419,821
JSR Corp.	200	4,508
Kajima Corp.	11,698	124,616
Kandenko Co., Ltd.	1,100	8,272
Kaneka Corp.	763	21,450
Kansai Electric Power Co., Inc.	800	7,259
Kansai Paint Co., Ltd.	1,600	41,407
Kao Corp.	10,295	731,949
Kawasaki Heavy Industries, Ltd.†	1,400	16,650
KDDI Corp.	42,616	1,141,278
Kewpie Corp.	700	14,368
Keyence Corp.	2,100	952,294
Kikkoman Corp.	800	39,927
Kirin Holdings Co., Ltd.	1,843	33,278
Koito Manufacturing Co., Ltd.	300	14,513
Komatsu, Ltd.	2,300	51,623
Konica Minolta, Inc.	9,600	24,442
Kose Corp.	100	12,753
Kubota Corp.	3,600	62,713
Kuraray Co., Ltd.	1,800	16,640
Kyocera Corp.	7,800	429,692
Kyowa Kirin Co., Ltd.	200	4,976
Kyushu Railway Co.	900	19,182
Lasertec Corp.†	900	77,728
Lintec Corp.	700	15,568
Lion Corp.	600	12,237
M3, Inc.	1,900	128,196
Makita Corp.	500	22,102
Marubeni Corp.	8,100	42,183
Mazda Motor Corp.	4,300	22,425
McDonald’s Holdings Co. Japan, Ltd.	200	9,456
Medipal Holdings Corp.	400	7,153
Minebea Mitsumi, Inc.	900	16,148
MISUMI Group, Inc.	500	14,866
Mitsubishi Corp.	1,600	35,783
Mitsubishi Electric Corp.	5,300	68,080
Mitsubishi Estate Co., Ltd.	2,300	34,365
Mitsubishi Heavy Industries, Ltd.	1,000	21,420
Mitsubishi UFJ Financial Group, Inc.	24,200	95,394
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,000	16,912
Mitsui & Co., Ltd.	900	14,118

Mitsui Fudosan Co., Ltd.	1,800	30,761
Mizuho Financial Group, Inc.	11,270	138,943
MonotaRO Co., Ltd.	300	16,620
MS&AD Insurance Group Holdings, Inc.	2,900	79,949
Murata Manufacturing Co., Ltd.	7,400	513,278
Nabtesco Corp.	200	7,505
NEC Corp.	300	15,089
Nexon Co., Ltd.	8,300	232,273
NGK Insulators, Ltd.	2,500	35,766
NGK Spark Plug Co., Ltd.	2,300	40,440
Nidec Corp.	10,400	1,045,478
Nifco, Inc.	600	17,968
Nihon Kohden Corp.	700	21,870
Nihon M&A Center, Inc.	800	46,688
Nikon Corp.	3,000	18,212
Nintendo Co., Ltd.	1,581	863,318
Nippon Building Fund, Inc.	3	15,151
Nippon Paint Holdings Co., Ltd.	400	36,048
Nippon Prologis REIT, Inc.	4	13,174
Nippon Shinyaku Co., Ltd.	200	14,283
Nippon Shokubai Co., Ltd.	200	9,793
Nippon Steel Corp.†	1,200	11,646
Nippon Telegraph & Telephone Corp.	48,700	1,028,290
Nippon Television Holdings, Inc.	900	9,523
Nippon Yusen KK	500	9,231
Nissan Motor Co., Ltd.†	4,800	16,990
Nisshin Seifun Group, Inc.	4,100	61,465
Nissin Foods Holdings Co., Ltd.	100	8,654
Nitto Denko Corp.	2,986	209,556
Nomura Holdings, Inc.	6,000	26,752
Nomura Real Estate Holdings, Inc.	300	5,257
Nomura Real Estate Master Fund, Inc.	5	5,965
NSK, Ltd.	2,100	16,824
NTT Data Corp.	900	10,158
NTT DOCOMO, Inc.	9,000	339,713
Olympus Corp.	1,800	34,416
Omron Corp.	2,400	173,024
Ono Pharmaceutical Co., Ltd.	500	14,215
Oracle Corp. Japan	100	10,020
Oriental Land Co., Ltd.	1,800	251,860
ORIX Corp.	3,200	37,341
Orix JREIT, Inc.	5	7,016
Osaka Gas Co., Ltd.	300	5,661
Otsuka Holdings Co., Ltd.	1,000	37,065
Panasonic Corp.	2,400	22,200
PeptiDream, Inc.†	1,900	88,018
Pigeon Corp.	300	13,817
Pola Orbis Holdings, Inc.	8,344	164,494
Rakus Co., Ltd.	1,000	19,743
Rakuten, Inc.	5,400	52,613
Recruit Holdings Co., Ltd.	11,900	454,538
Rengo Co., Ltd.	1,500	11,562
Resona Holdings, Inc.	3,600	11,839
Ricoh Co., Ltd.	1,500	9,877
Rohm Co., Ltd.	3,000	231,131
Ryohin Keikaku Co., Ltd.	200	4,192
Sankyu, Inc.	800	28,628
Sansan, Inc.†	400	26,439
Santen Pharmaceutical Co., Ltd.	200	3,558
Sanwa Holdings Corp.	900	10,316
SBI Holdings, Inc.	400	9,221
SCSK Corp.	300	14,855
Secom Co., Ltd.	100	8,449
Seiko Epson Corp.	5,200	60,309
Seven & i Holdings Co., Ltd.	44,400	1,356,051
Sharp Corp.	1,200	13,891
SHIFT, Inc.†	200	25,426
Shimadzu Corp.	900	25,734
Shimano, Inc.	200	45,624
Shin-Etsu Chemical Co., Ltd.	600	80,286
Shionogi & Co., Ltd.	5,640	266,263
Shiseido Co., Ltd.	1,164	72,057
Shizuoka Bank, Ltd.	1,100	7,393
SMC Corp.	300	158,400
SoftBank Corp.	23,100	268,185
SoftBank Group Corp.	12,656	831,720
Sohgo Security Services Co., Ltd.	300	13,972
Sompo Holdings, Inc.	700	26,187
Sony Corp.	1,800	150,025
Square Enix Holdings Co., Ltd.	100	5,873
Stanley Electric Co., Ltd.	400	11,396
Subaru Corp.	2,100	38,641
SUMCO Corp.	600	9,155
Sumitomo Chemical Co., Ltd.	10,500	34,421
Sumitomo Corp.	3,900	42,986
Sumitomo Electric Industries, Ltd.	3,200	35,297
Sumitomo Heavy Industries, Ltd.	300	6,418
Sumitomo Mitsui Financial Group, Inc.	19,000	526,221
Sumitomo Mitsui Trust Holdings, Inc.	9,100	243,509
Sumitomo Realty & Development Co., Ltd.	600	16,111
Sumitomo Rubber Industries, Ltd.	3,600	31,686
Suntory Beverage & Food, Ltd.	5,100	176,304
Suzuki Motor Corp.	500	21,533
Sysmex Corp.	2,800	263,511
T&D Holdings, Inc.	17,524	175,098
Taiyo Nippon Sanso Corp.	300	4,413
Takara Bio, Inc.	1,900	51,828
Takeda Pharmaceutical Co., Ltd.	15,800	488,966
TDK Corp.	800	93,841
Teijin, Ltd.	5,913	90,741
Terumo Corp.	1,300	47,904
THK Co., Ltd.	300	7,916
Toho Co., Ltd.	100	3,964
Tokio Marine Holdings, Inc.	7,200	322,596
Tokyo Century Corp.	100	4,903
Tokyo Electron, Ltd.	1,100	294,820
Tokyo Gas Co., Ltd.	1,500	33,870
Tokyu Fudosan Holdings Corp.	1,300	5,689
Toray Industries, Inc.	8,900	40,374
Toshiba Corp.	2,500	63,136
TOTO, Ltd.	300	13,683
Toyo Seikan Group Holdings, Ltd.	900	8,397
Toyo Suisan Kaisha, Ltd.	200	9,960
Toyoda Gosei Co., Ltd.	300	7,617
Toyota Industries Corp.	800	51,746

Toyota Motor Corp.	20,185	1,321,973
Toyota Tsusho Corp.	700	19,601
Trend Micro, Inc.	200	11,232
Ube Industries, Ltd.	1,800	30,961
Unicharm Corp.	7,300	338,931
United Urban Investment Corp.	6	6,400
West Japan Railway Co.	3,000	128,872
Workman Co., Ltd.	200	17,632
Yakult Honsha Co., Ltd.	4,800	232,950
Yamada Holdings Co., Ltd.	31,300	152,604
Yamaha Corp.	300	14,210
Yaskawa Electric Corp.	3,900	151,761
Yokogawa Electric Corp.	400	5,882
Yokohama Rubber Co., Ltd.	1,000	14,391
Z Holdings Corp.	3,400	23,690

		28,366,765

Jersey — 0.2%
Amcor PLC	5,899	61,527
Aptiv PLC	495	47,762
Experian PLC	26,559	969,491
Ferguson PLC	770	77,265
Glencore PLC†	39,263	79,363
Novocure, Ltd.†	207	25,275
WPP PLC	25,398	203,364

		1,464,047

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.	922	52,019

Luxembourg — 0.0%
ArcelorMittal SA†	845	11,474
Aroundtown SA†	2,268	10,878
Eurofins Scientific SE†	13	10,375
RTL Group SA†	452	17,181
Spotify Technology SA†	1,265	303,461
Tenaris SA	5,394	25,774

		379,143

Netherlands — 0.7%
ABN AMRO Bank NV CVA†*	3,206	26,334
Adyen NV†*	29	48,937
Aegon NV	2,706	7,329
Airbus SE†	778	57,147
Akzo Nobel NV	8,650	833,446
Argenx SE†	371	92,363
ASML Holding NV	4,445	1,616,001
ASR Nederland NV	2	61
CNH Industrial NV†	3,149	24,448
Davide Campari-Milano NV	583	6,081
Euronext NV*	262	27,338
EXOR NV	3,012	156,619
Ferrari NV	213	38,007
Fiat Chrysler Automobiles NV†	908	11,158
GrandVision NV†*	1	28
Heineken NV	1,298	115,250
ING Groep NV†	5,272	36,173
JDE Peet’s BV†	291	10,375
Just Eat Takeaway.com NV†*	132	14,689
Koninklijke Ahold Delhaize NV	25,833	709,879
Koninklijke DSM NV	186	29,783
Koninklijke KPN NV	2,198	5,941
Koninklijke Philips NV†	11,884	552,097
Koninklijke Vopak NV	103	5,355
LyondellBasell Industries NV, Class A	469	32,103
NN Group NV	400	13,992
NXP Semiconductors NV	408	55,129
Prosus NV	3,627	362,539
QIAGEN NV†	423	20,082
Randstad NV†	161	8,048
Signify NV†*	2,445	87,125
STMicroelectronics NV	8,039	245,511
Unilever NV	1,798	101,558
Wolters Kluwer NV	1,279	103,672

		5,454,598

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,792	41,454

Norway — 0.1%
Equinor ASA	60,025	770,059
Gjensidige Forsikring ASA	1,732	32,932
NEL ASA†	46,268	88,943
Orkla ASA	1,751	16,532
Telenor ASA	978	15,080

		923,546

Panama — 0.0%
Carnival Corp.	3,149	43,173

Papua New Guinea — 0.0%
Oil Search, Ltd.	2,934	5,337

Portugal — 0.0%
EDP - Energias de Portugal SA	40,245	198,086
Galp Energia SGPS SA	3,052	24,751

		222,837

Singapore — 0.1%
Ascendas Real Estate Investment Trust	6,100	12,886
CapitaLand, Ltd.	30	56
DBS Group Holdings, Ltd.	5,482	81,656
Jardine Cycle & Carriage, Ltd.	700	9,100
Oversea-Chinese Banking Corp., Ltd.	27,737	170,950
Singapore Technologies Engineering, Ltd.	20,300	52,033
Singapore Telecommunications, Ltd.	97,800	145,561
United Overseas Bank, Ltd.	9,400	130,663
Wilmar International, Ltd.	3,800	11,263

		614,168

Spain — 0.4%
ACS Actividades de Construccion y Servicios SA	439	10,437
Amadeus IT Group SA	1,021	48,938
Banco Bilbao Vizcaya Argentaria SA	197,252	567,935
Banco de Sabadell SA	183,773	56,432
Banco Santander SA†	55,141	110,397
Bankinter SA	1,121	4,215

CaixaBank SA	7,520	13,737
Cellnex Telecom SA*	414	26,594
EDP Renovaveis SA	4,804	91,385
Endesa SA	827	22,169
Ferrovial SA	1,191	25,771
Grifols SA	2,447	66,112
Iberdrola SA	57,790	681,740
Industria de Diseno Textil SA	36,923	913,652
Mapfre SA	6,698	10,125
Naturgy Energy Group SA	7,426	137,492
Repsol SA	26,768	167,017
Siemens Gamesa Renewable Energy SA	5,004	141,821
Telefonica SA	6,500	21,252
Zardoya Otis SA	2,116	12,928

		3,130,149

SupraNational — 0.0%
Unibail-Rodamco-Westfield	3,376	137,338

Sweden — 0.3%
Alfa Laval AB†	4,048	82,168
Assa Abloy AB, Class B	7,591	163,011
Atlas Copco AB, Class A	22,782	1,006,192
Atlas Copco AB, Class B	13,807	529,722
Elekta AB, Series B	2,382	27,938
Epiroc AB, Class A	20,838	311,517
EQT AB	313	5,968
Hexagon AB, Class B†	150	10,954
Investor AB, Class B	400	24,032
L E Lundbergforetagen AB, Class B†	1,540	69,352
Lundin Energy AB	141	2,692
Sandvik AB†	522	9,301
Securitas AB, Class B†	1,642	23,252
Skandinaviska Enskilda Banken AB, Class A†	608	5,226
SKF AB, Class B	348	7,127
SSAB AB, Class A†	28,333	82,438
Svenska Cellulosa AB SCA, Class B†	459	6,231
Svenska Handelsbanken AB, Class A†	8,010	64,949
Swedbank AB, Class A†	797	12,511
Swedish Match AB	150	11,309
Tele2 AB, Class B	4,003	47,440
Telefonaktiebolaget LM Ericsson, Class B	2,558	28,504
Volvo AB, Class B†	1,444	28,115

		2,559,949

Switzerland — 1.5%
ABB, Ltd.	2,720	65,956
Adecco Group AG	539	26,413
Alcon, Inc.†	6,502	368,756
Baloise Holding AG	137	18,761
Banque Cantonale Vaudoise	138	13,369
Barry Callebaut AG	5	10,326
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	15,847
Cie Financiere Richemont SA	17,246	1,080,245
Coca-Cola HBC AG	254	5,778
Credit Suisse Group AG	5,218	49,285
EMS-Chemie Holding AG	11	9,671
Geberit AG	101	57,442
Givaudan SA	186	757,064
Julius Baer Group, Ltd.	560	25,064
Kuehne & Nagel International AG	2,224	444,250
LafargeHolcim, Ltd.	1,524	65,314
Logitech International SA	198	16,678
Lonza Group AG	604	365,301
Nestle SA	29,108	3,270,383
Novartis AG	12,680	989,624
Partners Group Holding AG	48	43,221
Roche Holding AG	2,328	747,325
Schindler Holding AG (Participation Certificate)	116	29,635
Schindler Holding AG	50	12,823
SGS SA	246	613,950
Sika AG	5,595	1,375,462
Sonova Holding AG†	466	110,308
Straumann Holding AG	22	22,946
Swatch Group AG	61	12,888
Swiss Life Holding AG	79	26,564
Swiss Prime Site AG	243	20,422
Swiss Re AG	4,337	311,083
Swisscom AG	48	24,394
TE Connectivity, Ltd.	356	34,489
Temenos AG	37	3,966
UBS Group AG	6,972	80,843
Vifor Pharma AG	89	9,992
Zurich Insurance Group AG	308	101,988

		11,237,826

United Kingdom — 1.4%
3i Group PLC	1,282	15,971
Abcam PLC	3,075	58,764
Admiral Group PLC	286	10,193
Anglo American PLC	447	10,497
Ashtead Group PLC	1,504	54,577
AstraZeneca PLC	12,064	1,214,327
Atlassian Corp. PLC, Class A†	1,958	375,192
Auto Trader Group PLC*	1,959	14,705
Aviva PLC	3,675	12,307
BAE Systems PLC	1,980	10,186
Barclays PLC†	19,101	26,530
BHP Group PLC	3,324	64,512
BP PLC	194,570	497,614
British American Tobacco PLC	14,970	475,625
British Land Co. PLC	1,226	5,537
BT Group PLC	189,208	249,018
Bunzl PLC	1,058	32,908
Centrica PLC†	97,910	47,181
Coca-Cola European Partners PLC	173	6,178
Compass Group PLC	4,261	58,285
ConvaTec Group PLC*	11,126	26,060
Croda International PLC	95	7,428
Diageo PLC	30,766	995,197
Direct Line Insurance Group PLC	817	2,795
Dunelm Group PLC	2,694	45,501
Evraz PLC	2,450	11,457

GlaxoSmithKline PLC	41,965	700,153
Great Portland Estates PLC	1,582	11,834
Halma PLC	417	12,801
Hargreaves Lansdown PLC	473	8,295
Hikma Pharmaceuticals PLC	50	1,626
HomeServe PLC	7,954	113,890
Howden Joinery Group PLC†	13,078	107,969
HSBC Holdings PLC	29,490	124,473
IG Group Holdings PLC	4	39
Imperial Brands PLC	675	10,708
Informa PLC†	51,832	281,316
InterContinental Hotels Group PLC†	37	1,873
International Game Technology PLC	25,440	208,862
Intertek Group PLC	249	17,978
ITV PLC†	97,266	91,287
JD Sports Fashion PLC	6,974	66,825
Johnson Matthey PLC	10,448	291,102
Land Securities Group PLC	1,319	8,706
Legal & General Group PLC	6,731	16,182
Liberty Global PLC, Class A†	418	7,934
Liberty Global PLC, Class C†	1,019	19,015
Lloyds Banking Group PLC†	67,697	24,591
London Stock Exchange Group PLC	471	50,530
M&G PLC	3,526	6,704
Meggitt PLC†	4,302	15,243
Melrose Industries PLC†	8,559	13,275
National Grid PLC	17,314	206,077
Natwest Group PLC†	7,583	12,210
Nielsen Holdings PLC	1,394	18,833
NMC Health PLC†(1)	128	0
Ocado Group PLC†	332	9,793
Pearson PLC	1,598	10,573
Pets at Home Group PLC	13,774	68,881
Prudential PLC	3,330	40,671
Reckitt Benckiser Group PLC	3,771	332,280
RELX PLC	42,044	832,183
Rentokil Initial PLC†	13,144	89,622
Rio Tinto PLC	2,839	160,883
Rolls-Royce Holdings PLC	1,290	1,192
Royal Dutch Shell PLC, Class A	52,882	666,607
Royal Dutch Shell PLC, Class B	43,202	521,056
Schroders PLC	111	3,761
Segro PLC	1,876	21,930
Severn Trent PLC	238	7,495
Smith & Nephew PLC	904	15,717
SSE PLC	41,741	678,831
St James’s Place PLC	510	5,964
Standard Chartered PLC†	13,445	61,537
Standard Life Aberdeen PLC	3,311	9,667
Tesco PLC	88,602	235,946
Travis Perkins PLC†	694	9,546
Unilever PLC	5,223	297,816
United Utilities Group PLC	459	5,147
Vodafone Group PLC	187,336	250,247
WH Smith PLC	909	11,728

		11,127,949

United States — 18.6%
3M Co.	11,569	1,850,577
A.O. Smith Corp.	902	46,624
Abbott Laboratories	10,653	1,119,737
AbbVie, Inc.	8,852	753,305
ABIOMED, Inc.†	76	19,143
Activision Blizzard, Inc.	2,287	173,195
Adobe, Inc.†	2,880	1,287,648
Advance Auto Parts, Inc.	238	35,053
Advanced Micro Devices, Inc.†	1,940	146,063
Aflac, Inc.	5,026	170,633
Agilent Technologies, Inc.	2,295	234,297
AGNC Investment Corp.	1,828	25,537
Air Products & Chemicals, Inc.	882	243,644
Akamai Technologies, Inc.†	309	29,392
Alaska Air Group, Inc.	5,138	194,679
Alexandria Real Estate Equities, Inc.	177	26,819
Alexion Pharmaceuticals, Inc.†	1,034	119,055
Align Technology, Inc.†	296	126,120
Alleghany Corp.	39	21,330
Alliant Energy Corp.	167	9,232
Allstate Corp.	644	57,155
Ally Financial, Inc.	1,097	29,268
Alnylam Pharmaceuticals, Inc.†	120	14,756
Alphabet, Inc., Class A†	1,493	2,412,852
Alphabet, Inc., Class C†	1,166	1,890,098
Altice USA, Inc., Class A†	973	26,222
Altria Group, Inc.	3,700	133,496
Amazon.com, Inc.†	2,221	6,743,289
AMERCO	39	13,539
Ameren Corp.	149	12,087
American Airlines Group, Inc.	16,941	191,094
American Electric Power Co., Inc.	868	78,059
American Express Co.	5,458	497,988
American Tower Corp.	5,313	1,220,130
American Water Works Co., Inc.	160	24,082
Ameriprise Financial, Inc.	322	51,787
AmerisourceBergen Corp.	154	14,795
Amgen, Inc.	2,878	624,353
Amphenol Corp., Class A	508	57,323
Analog Devices, Inc.	10,778	1,277,516
Annaly Capital Management, Inc.	4,408	31,253
ANSYS, Inc.†	121	36,829
Anthem, Inc.	490	133,672
Apollo Global Management, Inc.	373	13,749
Apple, Inc.	75,961	8,269,114
Applied Materials, Inc.	3,821	226,318
Aramark	1,948	54,038
Archer-Daniels-Midland Co.	1,849	85,498
Arista Networks, Inc.†	219	45,749
Arthur J. Gallagher & Co.	427	44,284
AT&T, Inc.	17,858	482,523
Autodesk, Inc.†	380	89,505
Autoliv, Inc.	234	17,737
Automatic Data Processing, Inc.	1,020	161,119
AutoZone, Inc.†	71	80,158
Avalara, Inc.†	129	19,227
AvalonBay Communities, Inc.	172	23,930
Avangrid, Inc.	5,042	248,772
Avery Dennison Corp.	261	36,120
Axon Enterprise, Inc.†	106	10,483

Baker Hughes Co.	3,437	50,764
Ball Corp.(LSE)	644	57,316
Ball Corp.(NYSE)	1,925	171,325
Bank of America Corp.	20,342	482,105
Bank of New York Mellon Corp.	2,237	76,863
Baxter International, Inc.	884	68,572
Becton Dickinson and Co.	608	140,527
Berkshire Hathaway, Inc., Class B†	9,137	1,844,760
Best Buy Co., Inc.	682	76,077
Biogen, Inc.†	737	185,776
BioMarin Pharmaceutical, Inc.†	124	9,229
Black Knight, Inc.†	169	14,864
Blackstone Group, Inc., Class A	1,690	85,210
Boeing Co.	3,122	450,786
Booking Holdings, Inc.†	80	129,800
Booz Allen Hamilton Holding Corp.	328	25,748
BorgWarner, Inc.	337	11,788
Boston Properties, Inc.	153	11,079
Boston Scientific Corp.†	16,182	554,557
Bristol-Myers Squibb Co.	16,882	986,753
Bristol-Myers Squibb Co. CVR†	4,247	13,845
Broadcom, Inc.	678	237,049
Broadridge Financial Solutions, Inc.	219	30,134
Brown & Brown, Inc.	582	25,323
Brown-Forman Corp., Class B	4,392	306,166
Burlington Stores, Inc.†	692	133,957
C.H. Robinson Worldwide, Inc.	489	43,242
Cabot Oil & Gas Corp.	1,650	29,354
Cadence Design Systems, Inc.†	509	55,669
Caesars Entertainment, Inc.†	2,419	108,420
Camden Property Trust	1,188	109,581
Campbell Soup Co.	1,113	51,944
Capital One Financial Corp.	1,087	79,438
Cardinal Health, Inc.	550	25,185
Carlyle Group, Inc.	557	13,880
CarMax, Inc.†	1,995	172,448
Carrier Global Corp.	2,233	74,560
Casey’s General Stores, Inc.	519	87,488
Catalent, Inc.†	531	46,606
Caterpillar, Inc.	1,117	175,425
Cboe Global Markets, Inc.	1,959	159,247
CBRE Group, Inc., Class A†	281	14,162
CDK Global, Inc.	133	5,732
Celanese Corp.	277	31,442
Centene Corp.†	764	45,152
CenturyLink, Inc.	6,281	54,142
Cerner Corp.	8,095	567,379
CF Industries Holdings, Inc.	390	10,768
Charles Schwab Corp.	7,713	317,081
Charter Communications, Inc., Class A†	166	100,234
Cheniere Energy, Inc.†	1,269	60,747
Chevron Corp.	4,915	341,593
Chipotle Mexican Grill, Inc.†	144	173,013
Church & Dwight Co., Inc.	620	54,802
Cigna Corp.	2,318	387,036
Cincinnati Financial Corp.	364	25,749
Cintas Corp.	279	87,759
Cisco Systems, Inc.	58,207	2,089,631
Citigroup, Inc.	27,126	1,123,559
Citizens Financial Group, Inc.	1,386	37,769
Citrix Systems, Inc.	214	24,240
Clorox Co.	358	74,196
CME Group, Inc.	1,233	185,838
CMS Energy Corp.	114	7,220
Coca-Cola Co.	7,625	366,457
Cogent Communications Holdings, Inc.	161	8,984
Cognex Corp.	1,183	77,960
Cognizant Technology Solutions Corp., Class A	911	65,064
Coherent, Inc.†	126	15,768
Colgate-Palmolive Co.	20,720	1,634,601
Comcast Corp., Class A	6,709	283,388
Comerica, Inc.	467	21,253
Conagra Brands, Inc.	1,992	69,899
Concho Resources, Inc.	910	37,774
ConocoPhillips	12,725	364,189
Consolidated Edison, Inc.	305	23,939
Constellation Brands, Inc., Class A	309	51,056
Cooper Cos., Inc.	90	28,715
Copart, Inc.†	2,499	275,790
Corning, Inc.	2,718	86,894
Corteva, Inc.	1,590	52,438
CoStar Group, Inc.†	564	464,516
Costco Wholesale Corp.	3,430	1,226,637
Coupa Software, Inc.†	131	35,069
Crowdstrike Holdings, Inc., Class A†	260	32,198
Crown Castle International Corp.	633	98,875
Crown Holdings, Inc.†	473	40,583
CSX Corp.	1,560	123,146
Cummins, Inc.	2,234	491,234
CVS Health Corp.	9,766	547,775
Danaher Corp.	3,115	715,017
Darden Restaurants, Inc.	997	91,644
Datadog, Inc., Class A†	194	17,606
DaVita, Inc.†	37	3,191
Deckers Outdoor Corp.†	392	99,321
Deere & Co.	2,960	668,694
Dell Technologies, Inc., Class C†	522	31,456
DENTSPLY SIRONA, Inc.	231	10,901
DexCom, Inc.†	870	278,035
Diamondback Energy, Inc.	512	13,292
Digital Realty Trust, Inc.	390	56,277
Discover Financial Services	672	43,687
DISH Network Corp., Class A†	415	10,578
DocuSign, Inc.†	323	65,327
Dolby Laboratories, Inc., Class A	980	73,578
Dollar General Corp.	84	17,532
Dominion Energy, Inc.	1,280	102,835
Domino’s Pizza, Inc.	292	110,469
Donaldson Co., Inc.	385	18,288
Dover Corp.	227	25,131
Dow, Inc.	1,639	74,558
Dropbox, Inc., Class A†	1,688	30,823
DTE Energy Co.	85	10,491
Duke Energy Corp.	1,162	107,032
Duke Realty Corp.	373	14,170

Dunkin’ Brands Group, Inc.	949	94,625
DuPont de Nemours, Inc.	1,127	64,104
Dynatrace, Inc.†	241	8,510
East West Bancorp, Inc.	546	19,918
Eastman Chemical Co.	101	8,165
eBay, Inc.	1,572	74,874
Ecolab, Inc.	5,086	933,739
Edison International	575	32,223
Edwards Lifesciences Corp.†	6,542	468,996
Electronic Arts, Inc.†	779	93,348
Eli Lilly & Co.	4,664	608,465
Emerson Electric Co.	1,218	78,914
Entergy Corp.	302	30,568
EOG Resources, Inc.	2,086	71,425
EPAM Systems, Inc.†	112	34,602
Equifax, Inc.	465	63,519
Equinix, Inc.	1,406	1,028,123
Equitable Holdings, Inc.	953	20,480
Equity LifeStyle Properties, Inc.	241	14,265
Equity Residential	510	23,960
Erie Indemnity Co., Class A	79	18,397
Essex Property Trust, Inc.	78	15,958
Estee Lauder Cos., Inc., Class A	508	111,587
Evergy, Inc.	285	15,732
Eversource Energy	3,903	340,615
Exact Sciences Corp.†	141	17,460
Exelon Corp.	1,574	62,787
Expedia Group, Inc.	279	26,268
Expeditors International of Washington, Inc.	849	75,026
Extra Space Storage, Inc.	156	18,088
Exxon Mobil Corp.	20,784	677,974
Facebook, Inc., Class A†	13,971	3,675,910
FactSet Research Systems, Inc.	1,406	430,939
Fair Isaac Corp.†	33	12,918
Fastenal Co.	376	16,254
Federal Realty Investment Trust	56	3,852
FedEx Corp.	705	182,926
Fidelity National Financial, Inc.	564	17,648
Fidelity National Information Services, Inc.	1,095	136,426
Fifth Third Bancorp	2,155	50,039
First American Financial Corp.	782	34,869
First Horizon National Corp.	9,005	93,742
First Republic Bank	2,786	351,426
FirstEnergy Corp.	859	25,529
Fiserv, Inc.†	1,009	96,329
Five Below, Inc.†	1,108	147,741
FleetCor Technologies, Inc.†	173	38,217
FLIR Systems, Inc.	1,249	43,328
FMC Corp.	298	30,617
Ford Motor Co.	5,257	40,637
Fortinet, Inc.†	2,695	297,447
Fortive Corp.	808	49,773
Fortune Brands Home & Security, Inc.	297	24,018
Fox Corp., Class A	385	10,210
Franklin Resources, Inc.	1,131	21,206
Gap, Inc.†	11,438	222,469
Gartner, Inc.†	162	19,456
General Dynamics Corp.	454	59,624
General Electric Co.	28,289	209,904
General Mills, Inc.	2,047	121,019
General Motors Co.	1,527	52,727
Genuine Parts Co.	446	40,332
Gilead Sciences, Inc.	7,177	417,343
Global Payments, Inc.	515	81,236
Globus Medical, Inc., Class A†	277	14,437
GoDaddy, Inc., Class A†	336	23,769
Goldman Sachs Group, Inc.	790	149,342
Guardant Health, Inc.†	459	48,957
Guidewire Software, Inc.†	120	11,533
Halliburton Co.	4,910	59,215
Hanover Insurance Group, Inc.	301	28,794
Hartford Financial Services Group, Inc.	202	7,781
HCA Healthcare, Inc.	422	52,303
Healthpeak Properties, Inc.	579	15,616
HEICO Corp.	135	14,182
HEICO Corp., Class A	354	33,099
Henry Schein, Inc.†	6,004	381,734
Hershey Co.	571	78,490
Hess Corp.	1,225	45,595
Hewlett Packard Enterprise Co.	4,687	40,496
Hill-Rom Holdings, Inc.	293	26,684
Hilton Worldwide Holdings, Inc.	921	80,873
Hologic, Inc.†	441	30,350
Home Depot, Inc.	11,320	3,019,157
Honeywell International, Inc.	910	150,105
Hormel Foods Corp.	1,607	78,245
Host Hotels & Resorts, Inc.	751	7,870
Howmet Aerospace, Inc.	2,956	50,991
HP, Inc.	1,691	30,370
HubSpot, Inc.†	349	101,234
Humana, Inc.	589	235,176
Huntington Bancshares, Inc.	2,555	26,674
Huntington Ingalls Industries, Inc.	144	21,237
IAC/InterActiveCorp†	117	14,124
IDACORP, Inc.	3,032	265,997
IDEX Corp.	208	35,441
IDEXX Laboratories, Inc.†	887	376,815
Illinois Tool Works, Inc.	1,215	237,994
Illumina, Inc.†	1,774	519,250
Incyte Corp.†	815	70,612
Ingersoll Rand, Inc.†	2,238	78,196
Ingredion, Inc.	385	27,293
Insulet Corp.†	123	27,337
Intel Corp.	15,074	667,477
Intercontinental Exchange, Inc.	1,783	168,315
International Business Machines Corp.	1,954	218,184
International Paper Co.	2,696	117,950
Intuit, Inc.	496	156,081
Intuitive Surgical, Inc.†	275	183,447
Invitation Homes, Inc.	671	18,291
Ionis Pharmaceuticals, Inc.†	2,811	131,976
IPG Photonics Corp.†	170	31,613
IQVIA Holdings, Inc.†	173	26,640
Iron Mountain, Inc.	462	12,040
J.M. Smucker Co.	614	68,891

Jack Henry & Associates, Inc.	95	14,084
JB Hunt Transport Services, Inc.	186	22,644
Johnson & Johnson	13,919	1,908,434
JPMorgan Chase & Co.	14,898	1,460,600
Kellogg Co.	1,248	78,487
Keurig Dr Pepper, Inc.	969	26,066
KeyCorp	2,919	37,889
Keysight Technologies, Inc.†	254	26,637
Kimberly-Clark Corp.	753	99,840
Kinder Morgan, Inc.	8,537	101,590
KKR & Co., Inc., Class A	1,392	47,537
KLA Corp.	278	54,816
Knight-Swift Transportation Holdings, Inc.	410	15,576
Kraft Heinz Co.	2,960	90,546
Kroger Co.	226	7,279
L Brands, Inc.	3,737	119,621
L3Harris Technologies, Inc.	599	96,505
Laboratory Corp. of America Holdings†	107	21,375
Lam Research Corp.	168	57,469
Lamb Weston Holdings, Inc.	651	41,306
Las Vegas Sands Corp.	1,656	79,587
Lear Corp.	132	15,947
Leidos Holdings, Inc.	186	15,438
Lemonade, Inc.†	381	19,160
LendingTree, Inc.†	199	64,394
Lennox International, Inc.	115	31,241
Lockheed Martin Corp.	639	223,733
Loews Corp.	679	23,548
Lowe’s Cos., Inc.	1,802	284,896
Lululemon Athletica, Inc.†	1,454	464,248
Lyft, Inc., Class A†	5,463	124,720
M&T Bank Corp.	1,216	125,953
Marathon Oil Corp.	47,407	187,732
Marathon Petroleum Corp.	2,571	75,845
Markel Corp.†	34	31,715
MarketAxess Holdings, Inc.	591	318,460
Marriott International, Inc., Class A	968	89,908
Marsh & McLennan Cos., Inc.	11,159	1,154,510
Masco Corp.	214	11,470
Masimo Corp.†	1,217	272,389
Mastercard, Inc., Class A	8,745	2,524,157
Match Group, Inc.†	467	54,536
Maxim Integrated Products, Inc.	344	23,960
McCormick & Co., Inc.	439	79,244
McDonald’s Corp.	6,643	1,414,959
McKesson Corp.	249	36,725
Medical Properties Trust, Inc.	491	8,750
MercadoLibre, Inc.†	89	108,050
Merck & Co., Inc.	14,810	1,113,860
Mettler-Toledo International, Inc.†	18	17,962
MGM Resorts International	2,153	44,287
Microchip Technology, Inc.	281	29,527
Micron Technology, Inc.†	1,412	71,080
Microsoft Corp.	37,926	7,678,877
Mid-America Apartment Communities, Inc.	129	15,045
Moderna, Inc.†	294	19,836
Mohawk Industries, Inc.†	157	16,201
Molina Healthcare, Inc.†	112	20,885
Molson Coors Beverage Co., Class B	185	6,523
Mondelez International, Inc., Class A	4,106	218,111
MongoDB, Inc.†	100	22,847
Monolithic Power Systems, Inc.	176	56,250
Monster Beverage Corp.†	604	46,248
Moody’s Corp.	3,015	792,643
Morgan Stanley	3,246	156,295
Motorola Solutions, Inc.	126	19,916
MSCI, Inc.	525	183,666
Nasdaq, Inc.	381	46,097
National Instruments Corp.	4,935	154,367
National Oilwell Varco, Inc.	3,162	26,561
NetApp, Inc.	391	17,161
Netflix, Inc.†	2,109	1,003,336
Neurocrine Biosciences, Inc.†	176	17,366
Newell Brands, Inc.	387	6,834
NextEra Energy, Inc.	7,865	575,797
NIKE, Inc., Class B	12,837	1,541,467
Nordson Corp.	165	31,916
Norfolk Southern Corp.	537	112,297
Northern Trust Corp.	549	42,970
Northrop Grumman Corp.	798	231,276
NortonLifeLock, Inc.	873	17,958
NRG Energy, Inc.	248	7,842
Nucor Corp.	4,017	191,852
NVIDIA Corp.	4,155	2,083,151
O’Reilly Automotive, Inc.†	1,818	793,739
Occidental Petroleum Corp.	3,805	34,740
Okta, Inc.†	201	42,176
Old Dominion Freight Line, Inc.	565	107,559
Omega Healthcare Investors, Inc.	211	6,079
ONEOK, Inc.	2,055	59,595
Oracle Corp.	3,927	220,344
Otis Worldwide Corp.	1,362	83,463
PACCAR, Inc.	707	60,364
Packaging Corp. of America	468	53,581
Palo Alto Networks, Inc.†	421	93,121
Parker-Hannifin Corp.	258	53,757
Paychex, Inc.	336	27,636
Paycom Software, Inc.†	84	30,584
PayPal Holdings, Inc.†	5,708	1,062,430
Peloton Interactive, Inc., Class A†	158	17,413
Penumbra, Inc.†	675	176,195
People’s United Financial, Inc.	1,259	13,434
PepsiCo, Inc.	13,226	1,762,894
Pfizer, Inc.	25,297	897,538
PG&E Corp.†	1,479	14,139
Philip Morris International, Inc.	2,859	203,046
Phillips 66	7,040	328,486
Pinnacle Financial Partners, Inc.	2,150	98,449
Pinnacle West Capital Corp.	113	9,217
Pinterest, Inc., Class A†	693	40,852
Pioneer Natural Resources Co.	673	53,544
Planet Fitness, Inc., Class A†	374	22,167
Polaris, Inc.	982	89,225
PPG Industries, Inc.	379	49,164
PPL Corp.	803	22,083

Procter & Gamble Co.	10,599	1,453,123
Progressive Corp.	2,168	199,239
Prologis, Inc.	4,023	399,082
Prudential Financial, Inc.	236	15,109
PTC, Inc.†	121	10,149
Public Service Enterprise Group, Inc.	331	19,248
Public Storage	240	54,977
Pure Storage, Inc., Class A†	723	11,640
Qorvo, Inc.†	98	12,481
QTS Realty Trust, Inc., Class A	606	37,275
QUALCOMM, Inc.	2,036	251,161
Quest Diagnostics, Inc.	147	17,955
Ralph Lauren Corp.	7,062	472,095
Raymond James Financial, Inc.	361	27,595
Raytheon Technologies Corp.	3,799	206,362
Realty Income Corp.	413	23,896
Regency Centers Corp.	85	3,025
Regeneron Pharmaceuticals, Inc.†	496	269,606
Regions Financial Corp.	2,808	37,346
Reinsurance Group of America, Inc.	132	13,335
Republic Services, Inc.	756	66,657
ResMed, Inc.	1,709	328,025
RingCentral, Inc., Class A†	141	36,426
Robert Half International, Inc.	513	26,004
Rockwell Automation, Inc.	1,550	367,536
Roku, Inc.†	515	104,236
Rollins, Inc.	926	53,569
Roper Technologies, Inc.	496	184,185
Ross Stores, Inc.	2,602	221,612
S&P Global, Inc.	1,918	618,996
salesforce.com, Inc.†	7,760	1,802,415
Sarepta Therapeutics, Inc.†	31	4,213
SBA Communications Corp.	1,353	392,871
Seagen, Inc.†	127	21,184
Sealed Air Corp.	523	20,706
SEI Investments Co.	624	30,670
Selectquote, Inc.†	579	9,970
Sempra Energy	113	14,166
ServiceNow, Inc.†	2,318	1,153,367
Sherwin-Williams Co.	516	354,998
Signature Bank	149	12,030
Silicon Laboratories, Inc.†	1,939	198,670
Simon Property Group, Inc.	347	21,795
Sirius XM Holdings, Inc.	49,126	281,492
Skechers U.S.A., Inc., Class A†	34,263	1,086,480
Skyworks Solutions, Inc.	4,500	635,805
Slack Technologies, Inc., Class A†	812	20,771
Snap, Inc., Class A†	1,544	60,818
Snap-on, Inc.	74	11,657
Snowflake, Inc., Class A†	72	18,001
Southern Co.	1,453	83,475
Southwest Airlines Co.	6,383	252,320
Splunk, Inc.†	277	54,857
Square, Inc., Class A†	626	96,955
SS&C Technologies Holdings, Inc.	292	17,292
Stanley Black & Decker, Inc.	345	57,339
Starbucks Corp.	4,532	394,103
State Street Corp.	911	53,658
Steel Dynamics, Inc.	3,980	125,290
Stryker Corp.	593	119,792
Sun Communities, Inc.	104	14,314
SVB Financial Group†	155	45,059
Synchrony Financial	1,505	37,655
Synopsys, Inc.†	155	33,148
Sysco Corp.	69	3,816
T-Mobile US, Inc.†	3,427	375,496
T. Rowe Price Group, Inc.	566	71,690
Take-Two Interactive Software, Inc.†	234	36,251
Target Corp.	292	44,448
Teladoc Health, Inc.†	136	26,719
Teledyne Technologies, Inc.†	89	27,514
Teleflex, Inc.	72	22,913
Teradyne, Inc.	229	20,118
Tesla, Inc.†	1,387	538,211
Texas Instruments, Inc.	2,605	376,657
Texas Roadhouse, Inc.	5,566	389,787
Textron, Inc.	547	19,583
Thermo Fisher Scientific, Inc.	637	301,377
TJX Cos., Inc.	30,928	1,571,142
Trade Desk, Inc., Class A†	73	41,351
Tradeweb Markets, Inc.	271	14,764
TransDigm Group, Inc.	152	72,566
TransUnion	645	51,381
Travelers Cos., Inc.	582	70,253
Trimble, Inc.†	647	31,140
Truist Financial Corp.	3,301	139,038
Twilio, Inc., Class A†	230	64,163
Twitter, Inc.†	17,560	726,282
Tyler Technologies, Inc.†	40	15,375
Tyson Foods, Inc., Class A	1,151	65,872
Uber Technologies, Inc.†	2,829	94,517
Ubiquiti, Inc.	150	27,842
UDR, Inc.	326	10,184
Under Armour, Inc., Class A†	15,968	220,997
Union Pacific Corp.	1,399	247,889
United Parcel Service, Inc., Class B	1,862	292,539
UnitedHealth Group, Inc.	5,714	1,743,570
Universal Display Corp.	285	56,518
Universal Health Services, Inc., Class B	37	4,053
US Bancorp	2,999	116,811
Vail Resorts, Inc.	183	42,463
Valero Energy Corp.	7,844	302,857
Varian Medical Systems, Inc.†	149	25,747
Veeva Systems, Inc., Class A†	946	255,467
Ventas, Inc.	350	13,815
VEREIT, Inc.	828	5,134
VeriSign, Inc.†	288	54,922
Verisk Analytics, Inc.	607	108,028
Verizon Communications, Inc.	11,967	681,999
Vertex Pharmaceuticals, Inc.†	2,678	557,988
VF Corp.	126	8,467
ViaSat, Inc.†	3,303	111,972
VICI Properties, Inc.	343	7,872
Visa, Inc., Class A	16,265	2,955,513
VMware, Inc., Class A†	695	89,467
Voya Financial, Inc.	405	19,412
Walgreens Boots Alliance, Inc.	306	10,416

Walmart, Inc.	1,375	190,781
Walt Disney Co.	9,078	1,100,707
Warner Music Group Corp. Class A	502	13,318
Waste Management, Inc.	1,400	151,074
Waters Corp.†	127	28,298
Wayfair, Inc., Class A†	162	40,181
WEC Energy Group, Inc.	152	15,284
Wells Fargo & Co.	90,444	1,940,024
Welltower, Inc.	488	26,240
Wendy’s Co.	1,212	26,482
West Pharmaceutical Services, Inc.	144	39,178
Western Digital Corp.	329	12,413
Western Union Co.	824	16,019
Westinghouse Air Brake Technologies Corp.	484	28,701
WestRock Co.	1,071	40,216
Weyerhaeuser Co.	774	21,122
Whirlpool Corp.	15	2,774
Williams Cos., Inc.	5,080	97,485
Workday, Inc., Class A†	327	68,709
WP Carey, Inc.	148	9,266
WR Berkley Corp.	841	50,561
Wynn Resorts, Ltd.	804	58,234
Xcel Energy, Inc.	753	52,733
Xilinx, Inc.	821	97,444
XPO Logistics, Inc.†	421	37,890
Xylem, Inc.	3,397	296,015
Yum! Brands, Inc.	5,150	480,649
Zebra Technologies Corp., Class A†	176	49,921
Zillow Group, Inc., Class C†	203	17,990
Zimmer Biomet Holdings, Inc.	345	45,575
Zions Bancorp NA	537	17,329
Zoetis, Inc.	5,837	925,456
Zoom Video Communications, Inc., Class A†	309	142,421
Zscaler, Inc.†	140	19,005

		142,867,427

Total Common Stocks (cost $250,928,072)		250,565,420

U.S. GOVERNMENT TREASURIES — 45.4%
United States Treasury Notes
0.63% due 05/15/2030	$25,000,000	$24,511,719
0.63% due 08/15/2030	25,000,000	24,453,125
1.50% due 02/15/2030	28,122,700	29,854,004
1.63% due 08/15/2029	26,967,800	28,917,698
1.75% due 11/15/2029	22,783,000	24,692,856
2.25% due 11/15/2027	26,000,000	28,901,641
2.38% due 05/15/2029	24,308,800	27,551,556
2.63% due 02/15/2029	27,503,400	31,665,438
2.75% due 02/15/2028	25,000,000	28,728,515
2.88% due 05/15/2028	29,500,000	34,263,789
2.88% due 08/15/2028	27,930,000	32,529,722
3.13% due 11/15/2028	27,902,900	33,146,683

Total U.S. Government Treasuries (cost $317,676,483)		349,216,746

OPTIONS - PURCHASED — 0.9%
Exchanged-Traded Put Option-Purchased(2) (cost $5,825,251)	1,250	6,956,250

RIGHTS — 0.0%
Rolls Royce Holdings PLC Expire 11/11/2020† (cost $3,833)	4,300	2,172

WARRANTS — 0.0%
Occidental Petroleum Corp. Expire 08/03/2027† (cost $1,155)	234	578

Total Long-Term Investment Securities (cost $574,434,794)		606,741,166

SHORT-TERM INVESTMENT SECURITIES — 17.4%
Registered Investment Companies — 11.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3)	91,858,568	91,858,568

U.S. Government Treasuries — 5.5%
United States Treasury Bills 0.09% due 03/11/2021	7,000,000	6,997,661
0.10% due 01/07/2021	7,000,000	6,998,909
0.10% due 02/04/2021	7,000,000	6,998,217
0.11% due 04/08/2021	7,000,000	6,997,062
0.14% due 11/12/2020	7,000,000	6,999,859
0.14% due 12/03/2020	7,000,000	6,999,488

		41,991,196

Total Short-Term Investment Securities (cost $133,848,598)		133,849,764

TOTAL INVESTMENTS (cost $708,283,392)	96.3%	740,590,930
Other assets less liabilities	3.7	28,847,406

NET ASSETS	100.0%	$769,438,336

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $1,275,661 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Options — Purchased:

Exchange-Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2021	$3,270	1,250	$408,745,000	$5,825,251	$6,956,250	$1,130,999

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(3)	The rate shown is the 7-day yield as of October 31, 2020

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

LSE — London Stock Exchange

NYSE — New York Stock Exchange

NZX — New Zealand Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
30	Short	FTSE 100 Index	December 2020	$2,325,654	$2,163,577	$162,077
31	Short	S&P 500 E-Mini Index	December 2020	5,161,802	5,060,285	101,517
443	Short	U.S. Treasury 10 Year Notes	December 2020	61,587,407	61,230,906	356,501

						$620,095

						Unrealized (Depreciation)
72	Long	Euro Stoxx 50 Index	December 2020	$2,767,266	$2,492,151	$(275,115)
93	Long	FTSE/MIB Index	December 2020	10,678,209	9,702,039	(976,170)
132	Long	IBEX 35 Index	November 2020	10,561,925	9,925,657	(636,268)
35	Long	TOPIX Index	December 2020	5,500,911	5,315,343	(185,568)
762	Long	S&P 500 E-Mini Index	December 2020	127,145,677	124,385,070	(2,760,607)
147	Long	MSCI Emerging Markets Index	December 2020	8,108,509	8,098,965	(9,544)
1,146	Long	MSCI EAFE Index	December 2020	108,335,982	102,217,471	(6,118,511)

						$(10,961,783)

Net Unrealized Appreciation (Depreciation)						$(10,341,688)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	GBP	12,000	USD	15,635	12/16/2020	$84	$—

JPMorgan Chase Bank	CAD	38,000	USD	28,927	12/16/2020	399	—
	CHF	335,000	USD	369,075	12/16/2020	3,238	—
	EUR	4,184,545	USD	4,969,921	12/16/2020	91,368	—
	NOK	98,000	USD	10,916	12/16/2020	652	—
	USD	8,312,682	AUD	11,393,181	12/16/2020	—	(302,558)
	USD	7,978,303	CAD	10,440,901	12/16/2020	—	(139,840)
	USD	35,069,126	EUR	29,527,344	12/16/2020	—	(644,658)
	USD	213,065	GBP	165,000	12/16/2020	762	—
	USD	51,451	NZD	77,000	12/16/2020	—	(536)
	USD	279,561	SEK	2,439,000	12/16/2020	—	(5,315)

						96,419	(1,092,907)

Morgan Stanley and Co.	JPY	31,261,000	USD	294,960	12/16/2020	—	(3,807)
	USD	337,815	AUD	464,000	12/16/2020	—	(11,594)
	USD	79,765	SGD	109,000	12/16/2020	35	—

						35	(15,401)

UBS AG	EUR	1,161,858	USD	1,360,763	12/16/2020	6,211	—
	USD	7,699,485	JPY	816,581,959	12/16/2020	104,730	—

						110,941	—

Unrealized Appreciation (Depreciation)						$207,479	$(1,108,308)

AUD — Australian Dollar

CAD — Canada Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	45.4%
Registered Investment Companies	12.0
U.S. Government Treasuries	5.4
Medical-Drugs	2.3
Applications Software	1.2
Cosmetics & Toiletries	1.2
Computers	1.1
E-Commerce/Products	0.9
Options Purchased	0.9
Finance-Credit Card	0.8
Electronic Components-Semiconductors	0.8
Internet Content-Entertainment	0.7
Diversified Banking Institutions	0.7
Banks-Commercial	0.7
Real Estate Investment Trusts	0.7
Telephone-Integrated	0.7
Commercial Services-Finance	0.7
Electric-Integrated	0.7
Oil Companies-Integrated	0.7
Web Portals/ISP	0.6
Medical-Biomedical/Gene	0.6
Medical Products	0.6
Enterprise Software/Service	0.5
Retail-Building Products	0.5
Auto-Cars/Light Trucks	0.5
Retail-Restaurants	0.5
Food-Misc./Diversified	0.4
Diversified Manufacturing Operations	0.4
Insurance-Property/Casualty	0.4
Athletic Footwear	0.4
Beverages-Wine/Spirits	0.4
Electronic Components-Misc.	0.4
Cellular Telecom	0.4
Medical Instruments	0.4
Retail-Apparel/Shoe	0.3
Industrial Automated/Robotic	0.3
Beverages-Non-alcoholic	0.3
Semiconductor Equipment	0.3
Food-Retail	0.3
Chemicals-Specialty	0.3
Banks-Super Regional	0.3
Networking Products	0.3
Commercial Services	0.3
Building & Construction Products-Misc.	0.3
Insurance Brokers	0.3
Multimedia	0.3
Electric-Distribution	0.3
Diagnostic Equipment	0.3
Oil Refining & Marketing	0.3
Medical-HMO	0.2
Insurance-Life/Health	0.2
Machinery-General Industrial	0.2
Finance-Other Services	0.2
Chemicals-Diversified	0.2
Semiconductor Components-Integrated Circuits	0.2
Retail-Major Department Stores	0.2
Retail-Discount	0.2
Apparel Manufacturers	0.2
Electronic Forms	0.2
Coatings/Paint	0.2
Tobacco	0.2
Transport-Services	0.2
Retail-Jewelry	0.2
Computer Services	0.2
Footwear & Related Apparel	0.2
Pharmacy Services	0.2
Cable/Satellite TV	0.2
Aerospace/Defense	0.1
Transport-Rail	0.1
Industrial Gases	0.1
Insurance-Multi-line	0.1
Retail-Auto Parts	0.1
Electronic Security Devices	0.1
Diversified Minerals	0.1
Oil Companies-Exploration & Production	0.1
Toys	0.1
Textile-Apparel	0.1
Electric Products-Misc.	0.1
Machinery-Farming	0.1
Diversified Operations/Commercial Services	0.1
Brewery	0.1
Office Automation & Equipment	0.1
Energy-Alternate Sources	0.1
Medical Labs & Testing Services	0.1
Auto-Heavy Duty Trucks	0.1
Distribution/Wholesale	0.1
Medical Information Systems	0.1
Machinery-Construction & Mining	0.1
Internet Content-Information/News	0.1
Machinery-Pumps	0.1
Electric-Generation	0.1
Human Resources	0.1
Computer Data Security	0.1
Casino Services	0.1
Computer Aided Design	0.1
Drug Delivery Systems	0.1
Building-Heavy Construction	0.1
Soap & Cleaning Preparation	0.1
Diagnostic Kits	0.1
Finance-Investment Banker/Broker	0.1
Respiratory Products	0.1
Casino Hotels	0.1
Advertising Agencies	0.1

96.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$636,014	$10,491,935	**	$0	$11,127,949
Other Countries	147,263,485	92,173,986	**	—	239,437,471
U.S. Government Treasuries	—	349,216,746		—	349,216,746
Options-Purchased	6,956,250	—		—	6,956,250
Rights	2,172	—		—	2,172
Warrants	578	—		—	578
Short-Term Investment Securities:
Registered Investment Companies	91,858,568	—		—	91,858,568
U.S. Government Treasuries	—	41,991,196		—	41,991,196

Total Investments at Value	$246,717,067	$493,873,863		$0	$740,590,930

Other Financial Instruments:†
Futures Contracts	$458,018	162,077		$—	$629,095
Forward Foreign Currency Contracts	—	207,479		—	207,479

	$458,018	$369,556		$—	$827,574

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,888,663	$2,073,120		$—	$10,961,783
Forward Foreign Currency Contracts	—	1,108,308		—	1,108,308

	$8,888,663	$3,181,428		$—	$12,070,091

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Columbia Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.6%
Applications Software — 5.4%
Cerence, Inc.†	33,344	$1,819,916
Microsoft Corp.	22,200	4,494,834

		6,314,750

Cellular Telecom — 0.3%
Vodafone Group PLC ADR	29,100	393,141

Commercial Services-Finance — 1.0%
Boa Vista Servicos SA†	227,300	537,555
Global Payments, Inc.	3,841	605,879

		1,143,434

Computer Aided Design — 4.2%
Synopsys, Inc.†	23,163	4,953,639

Computer Data Security — 2.0%
Fortinet, Inc.†	17,266	1,905,648
McAfee Corp.†	13,243	221,953
Tenable Holdings, Inc.†	6,691	228,230

		2,355,831

Computer Services — 0.8%
DXC Technology Co.	17,500	322,350
Genpact, Ltd.	18,793	645,916

		968,266

Computer Software — 3.7%
Cornerstone OnDemand, Inc.†	9,685	367,933
Dropbox, Inc., Class A†	117,182	2,139,743
Splunk, Inc.†	2,983	590,753
Xperi Holding Corp.	100,289	1,243,584

		4,342,013

Computers — 7.9%
Apple, Inc.	61,612	6,707,082
Dell Technologies, Inc., Class C†	21,800	1,313,668
HP, Inc.	68,941	1,238,181

		9,258,931

Computers-Memory Devices — 4.2%
NetApp, Inc.	58,200	2,554,398
Western Digital Corp.	62,318	2,351,258

		4,905,656

Computers-Other — 0.4%
Lumentum Holdings, Inc.†	5,800	479,602

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	11,100	1,382,949
Fiserv, Inc.†	10,900	1,040,623

		2,423,572

E-Commerce/Products — 1.0%
eBay, Inc.	25,616	1,220,090

E-Commerce/Services — 0.3%
Match Group, Inc.†	2,600	303,628

E-Marketing/Info — 0.1%
Criteo SA ADR†	7,800	133,848

Electronic Components-Misc. — 2.0%
Advanced Energy Industries, Inc.†	21,850	1,474,219
Sensata Technologies Holding PLC†	9,900	432,729
SMART Global Holdings, Inc.†	18,743	494,628

		2,401,576

Electronic Components-Semiconductors — 16.9%
Broadcom, Inc.	16,163	5,651,070
Inphi Corp.†	3,456	483,010
Intel Corp.	20,500	907,740
Marvell Technology Group, Ltd.	86,099	3,229,573
Micron Technology, Inc.†	68,423	3,444,414
ON Semiconductor Corp.†	117,147	2,939,218
Rambus, Inc.†	19,900	274,421
Synaptics, Inc.†	36,577	2,804,359

		19,733,805

Enterprise Software/Service — 4.1%
Oracle Corp.	30,300	1,700,133
SailPoint Technologies Holding, Inc.†	14,750	612,273
salesforce.com, Inc.†	8,383	1,947,119
Verint Systems, Inc.†	10,039	487,092

		4,746,617

Entertainment Software — 1.6%
Activision Blizzard, Inc.	20,437	1,547,694
Sciplay Corp., Class A†	21,854	291,751

		1,839,445

Finance-Credit Card — 3.7%
Pagseguro Digital, Ltd., Class A†	23,320	853,745
Visa, Inc., Class A	18,850	3,425,234

		4,278,979

Internet Infrastructure Software — 1.1%
F5 Networks, Inc.†	9,400	1,249,636

Internet Security — 2.5%
NortonLifeLock, Inc.	63,078	1,297,514
Palo Alto Networks, Inc.†	7,350	1,625,747

		2,923,261

Machinery-Electrical — 1.2%
Bloom Energy Corp., Class A†	115,140	1,455,370

Medical-Drugs — 0.8%
Coherus Biosciences, Inc.†	59,580	993,199

Networking Products — 2.0%
Arista Networks, Inc.†	8,100	1,692,090
Telefonaktiebolaget LM Ericsson ADR	57,300	642,333

		2,334,423

Semiconductor Components-Integrated Circuits — 5.2%
Analog Devices, Inc.	9,200	1,090,476
Maxim Integrated Products, Inc.	15,800	1,100,470
NXP Semiconductors NV	16,900	2,283,528
Renesas Electronics Corp.†	158,800	1,295,255
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	271,656

		6,041,385

Semiconductor Equipment — 14.8%
Applied Materials, Inc.	60,000	3,553,800
Lam Research Corp.	24,445	8,362,146
Teradyne, Inc.	61,503	5,403,038

		17,318,984

Telecommunication Equipment — 1.2%
CommScope Holding Co., Inc.†	47,900	426,310
Plantronics, Inc.	48,220	941,254

		1,367,564

Web Hosting/Design — 1.3%
GoDaddy, Inc., Class A†	21,050	1,489,077

Web Portals/ISP — 6.8%
Alphabet, Inc., Class A†	3,100	5,009,941
Alphabet, Inc., Class C†	1,796	2,911,334

		7,921,275

Total Long-Term Investment Securities (cost $85,793,995)		115,290,997

REPURCHASE AGREEMENTS — 2.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $2,711,000 and collateralized by $2,772,600 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate value of $2,765,298 (cost $2,711,000)	$2,711,000	2,711,000

TOTAL INVESTMENTS (cost $88,504,995)	100.9%	118,001,997
Liabilities in excess of other assets	(0.9)	(998,837)

NET ASSETS	100.0%	$117,003,160

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$113,724,086	$1,566,911	**	$—	$115,290,997
Repurchase Agreements	—	2,711,000		—	2,711,000

Total Investments at Value	$113,724,086	4,277,911		$—	$118,001,997

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 2.9%
Auto-Cars/Light Trucks — 1.1%
Toyota Motor Credit Corp. FRS Senior Notes 0.38% (3 ML+0.13%) due 08/13/2021	$2,830,000	$2,832,065
Toyota Motor Credit Corp. FRS Senior Notes 0.50% (3 ML+0.28%) due 04/13/2021	300,000	300,343
Toyota Motor Credit Corp. FRS Senior Notes 0.77% (3 ML+0.54%) due 01/08/2021	1,141,000	1,142,106

		4,274,514

Computers — 1.8%
Apple, Inc. FRS Senior Notes 0.74% (3 ML+0.50%) due 02/09/2022	1,005,000	1,011,000
Apple, Inc. FRS Senior Notes 1.39% (3 ML+1.13%) due 02/23/2021	6,375,000	6,397,226

		7,408,226

Total U.S. Corporate Bonds & Notes (cost $11,666,260)		11,682,740

FOREIGN CORPORATE BONDS & NOTES — 19.9%
Banks-Commercial — 6.5%
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 0.74% (3 ML+0.46%) due 05/17/2021*	3,291,000	3,299,018
Australia & New Zealand Banking Group, Ltd. FRS Senior Notes 1.13% (3 ML+0.87%) due 11/23/2021	2,000,000	2,016,920
Bank of Montreal FRS Senior Notes 0.68% (3 ML+0.46%) due 04/13/2021	506,000	507,040
Canadian Imperial Bank of Commerce FRS Senior Notes 0.57% (3 ML+0.32%) due 02/02/2021	4,400,000	4,402,881
Royal Bank of Canada FRS Senior Notes 0.60% (3 ML+0.39%) due 04/30/2021	2,511,000	2,515,480
Svenska Handelsbanken AB Company Guar. Notes 2.45% due 03/30/2021	3,500,000	3,531,409
Toronto-Dominion Bank FRS Senior Notes 0.45% (3 ML+0.24%) due 01/25/2021	2,000,000	2,000,946
Westpac Banking Corp. FRS Senior Notes 1.12% (3 ML+0.85%) due 08/19/2021	2,000,000	2,013,339

		26,283,415

Banks-Export/Import — 0.3%
Svensk Exportkredit AB FRS Senior Notes 0.30% (3 ML+0.05%) due 12/14/2020	1,220,000	1,220,149

Banks-Special Purpose — 1.3%
Nederlandse Waterschapsbank NV FRS Senior Notes 0.32% (3 ML+0.07%) due 12/15/2021*	4,000,000	4,002,212
NRW.Bank FRS Government Guar. Notes 0.28% (3 ML+0.04%) due 02/08/2021	1,000,000	1,000,020

		5,002,232

Diversified Banking Institutions — 0.7%
Bank of Nova Scotia FRS Senior Notes 0.52% (3 ML+0.29%) due 01/08/2021	2,800,000	2,801,435

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 2.25% due 11/10/2020	1,705,000	1,705,634

SupraNational Banks — 10.7%
African Development Bank FRS Senior Notes 0.26% (3 ML+0.01%) due 12/15/2021	3,500,000	3,499,807
Asian Development Bank FRS Senior Notes 0.26% (3 ML+0.01%) due 12/15/2021	11,500,000	11,498,735
EUROFIMA FRS Senior Notes 0.37% (3 ML+0.09%) due 11/15/2021	7,200,000	7,201,224
Inter-American Development Bank FRS Senior Notes 0.19% (3 ML - 0.02%) due 10/25/2021	2,000,000	1,999,040
Inter-American Development Bank FRS Senior Notes 0.24% (3 ML+0.00%) due 01/15/2022	20,000	19,992

Inter-American Development Bank FRS Senior Notes 0.35% (SOFR+0.26%) due 09/16/2022	3,750,000	3,752,850
Inter-American Development Bank FRS Senior Notes 0.44% (3 ML+0.20%) due 07/15/2021	3,000,000	3,002,154
Inter-American Investment Corp. FRS Senior Notes 0.31% (3 ML+0.09%) due 10/12/2021	9,250,000	9,247,558
International Finance Corp. FRS Senior Notes 0.28% (1 ML+0.13%) due 08/23/2021	3,000,000	2,998,185

		43,219,545

Total Foreign Corporate Bonds & Notes (cost $74,229,260)		74,236,028

FOREIGN GOVERNMENT OBLIGATIONS — 3.0%
Regional Agencies — 0.5%
Municipality Finance PLC FRS Government Guar. Notes 0.33% (3 ML+0.05%) due 02/17/2021	2,000,000	2,000,331

Sovereign Agency — 2.5%
Kommunalbanken AS FRS Senior Notes 0.29% (3 ML+0.04%) due 03/12/2021	4,000,000	4,000,518
Kommunalbanken AS FRS Senior Notes 0.29% (3 ML+0.04%) due 03/12/2021*	1,000,000	1,000,130
Kommunalbanken AS FRS Senior Notes 0.34% (3 ML+0.08%) due 02/24/2022	5,000,000	5,003,350

		10,003,998

Total Foreign Government Obligations (cost $12,003,187)		12,004,329

U.S. GOVERNMENT AGENCIES — 1.3%
Federal Farm Credit Bank — 0.8%
Federal Farm Credit Bank FRS 0.19% (1 ML+0.05%) due 04/16/2021	3,200,000	3,200,804

Federal National Mtg. Assoc. — 0.5%
Federal National Mtg. Assoc. 1.38% due 02/26/2021	2,000,000	2,007,976

Total U.S. Government Agencies (cost $5,208,088)		5,208,780

U.S. GOVERNMENT TREASURIES — 11.1%
United States Treasury Notes — 11.1%
United States Treasury Notes FRS 0.16% (3 M USBMMY + 0.06%) due 07/31/2022	14,750,000	14,749,349
0.21% (3 M USBMMY + 0.11%) due 04/30/2022	30,200,000	30,231,641

Total U.S. Government Treasuries (cost $44,968,364)		44,980,990

Total Long-Term Investment Securities (cost $148,075,159)		148,112,867

SHORT-TERM INVESTMENT SECURITIES — 62.3%
Certificates of Deposit — 1.2%
Toronto-Dominion Bank FRS 0.39% (3 ML+0.15%) due 05/07/2021	5,000,000	5,004,064

Commercial Paper — 57.2%
Australia & New Zealand Banking Group, Ltd. 0.18% due 03/09/2021	6,000,000	5,996,382
Banque Et Caisse 0.19% due 03/01/2021	7,250,000	7,246,659
Banque Et Caisse 0.30% due 12/04/2020	3,100,000	3,099,723
Banque Et Caisse 0.30% due 12/09/2020	1,250,000	1,249,871
BNG Bank NV 0.18% due 12/07/2020	1,000,000	999,844
BNG Bank NV 0.18% due 03/08/2021	5,500,000	5,496,847
BNG Bank NV 0.19% due 03/03/2021	5,000,000	4,997,296
Caisse des Depots et Consignations 0.18% due 02/02/2021	2,200,000	2,198,972
Caisse des Depots et Consignations 0.19% due 03/03/2021	4,000,000	3,997,382
Caisse des Depots et Consignations 0.19% due 03/18/2021	5,250,000	5,246,047
Corpoerative Centrale 0.20% due 05/13/2021	4,000,000	3,995,558
Erste Abwicklungsanstalt 0.22% due 11/24/2020	9,500,000	9,499,452
Erste Abwicklungsanstalt 0.25% due 11/20/2020	2,000,000	1,999,909
European Investment Bank 0.17% due 02/05/2021	2,000,000	1,999,271
European Investment Bank 0.18% due 04/13/2021	9,650,000	9,642,481
Exxon Mobil Corp. 0.18% due 04/21/2021	2,750,000	2,747,687
Exxon Mobil Corp. 0.39% due 02/01/2021	3,500,000	3,498,885
Exxon Mobil Corp. 0.40% due 02/01/2021	5,000,000	4,998,407
FMS Wertmanagement 0.23% due 12/11/2020	4,000,000	3,999,561
FMS Wertmanagement 0.24% due 01/11/2021	2,000,000	1,999,558
FMS Wertmanagement 0.24% due 01/14/2021	2,000,000	1,999,531
Hydro-Quebec 0.23% due 11/17/2020	6,000,000	5,999,784
KFW International Finance, Inc. 0.18% due 03/08/2021	5,000,000	4,996,721

KFW International Finance, Inc. 0.27% due 12/15/2020	6,000,000	5,998,996
Kingdom Of Denmark 0.14% due 11/19/2020	3,000,000	2,999,878
Kingdom Of Denmark 0.15% due 11/12/2020	2,000,000	1,999,950
Landesbank Hessen-Thueringen Girozentrale 0.21% due 02/04/2021	5,000,000	4,997,952
National Australia Bank, Ltd. 0.18% due 02/03/2021	6,000,000	5,998,336
National Australia Bank, Ltd. FRS 0.37% (1 ML+0.22%) due 05/28/2021*	5,250,000	5,254,311
Nederlandse Waterschapsbank NV 0.20% due 02/04/2021	3,750,000	3,748,596
Nederlandse Waterschapsbank NV 0.20% due 02/12/2021	3,700,000	3,698,522
Nestle Finance France SA 0.14% due 02/19/2021	2,000,000	1,999,527
Nordea Bank Abp 0.19% 03/11/2021	2,000,000	1,998,768
Nordea Bank Abp 0.20% due 03/15/2021	6,500,000	6,495,801
Nordea Bank Abp 0.20% due 03/16/2021	2,900,000	2,898,113
Novartis Finance Corp. 0.18% due 04/12/2021	11,000,000	10,992,734
NRW.Bank 0.19% due 12/09/2020	1,750,000	1,749,734
NRW.Bank 0.21% due 03/03/2021	2,000,000	1,998,705
Oesterreichische Post AG 0.15% due 01/25/2021	3,000,000	2,999,210
Pfizer, Inc. 0.11% due 11/30/2020	7,000,000	6,999,397
Pfizer, Inc. 0.25% due 11/02/2020	2,250,000	2,249,987
Province of Alberta, Canada 0.20% due 03/09/2021	6,000,000	5,997,183
PSP Capital, Inc. 0.18% due 04/15/2021	2,375,000	2,373,568
PSP Capital, Inc. 0.19% due 03/23/2021	2,000,000	1,998,952
PSP Capital, Inc. 0.19% due 04/07/2021	2,250,000	2,248,708
PSP Capital, Inc. 0.24% due 12/14/2020	5,000,000	4,999,406
Queensland Treasury Corp. 0.21% due 01/28/2021	11,500,000	11,496,838
Royal Bank of Canada 0.18% due 04/26/2021	4,000,000	3,997,409
SEB SA 0.18% due 12/28/2020	2,000,000	1,999,577
SEB SA 0.22% due 04/20/2021	4,750,000	4,745,075
SEB SA 0.22% due 04/21/2021	4,000,000	3,995,810
SEB SA 0.22% due 05/03/2021	1,000,000	998,869
Svenska Handelsbanken AB 0.18% due 03/04/2021	4,000,000	3,997,500
Svenska Handelsbanken AB 0.20% due 03/16/2021	750,000	749,486
Svenska Handelsbanken AB FRS 0.37% (3 ML+0.12%) due 05/11/2021*	3,000,000	3,000,000
Toronto Dominion Bank 0.20% due 03/24/2021	3,000,000	2,997,728
Total Capital Canada, Ltd. 0.15% due 11/18/2020	5,750,000	5,749,772
Total Capital Canada, Ltd. 0.22% due 02/03/2021	5,500,000	5,497,727

		239,827,953

Registered Investment Companies — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	3,460,190	3,460,190

U.S. Government Treasuries — 2.3%
United States Treasury Bills 0.10% due 11/27/2020	5,000,000	4,999,714
0.15% due 11/12/2020	4,250,000	4,249,914

		9,249,628

Total Short-Term Investment Securities (cost $257,504,931)		257,541,835

TOTAL INVESTMENTS (cost $405,580,090)	100.5%	405,654,702
Liabilities in excess of other assets	(0.5)	(2,022,664)

NET ASSETS	100.0%	$403,632,038

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $55,301,855 representing 13.7% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2020.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$11,682,740	$—	$11,682,740
Foreign Corporate Bonds & Notes	—	74,236,028	—	74,236,028
Foreign Government Obligations	—	12,004,329	—	12,004,329
U.S. Government Agencies	—	5,208,780	—	5,208,780
U.S. Government Treasuries	—	44,980,990	—	44,980,990
Short-Term Investment Securities:
Registered Investment Companies	3,460,190	—	—	3,460,190
Other Short-Term Securities	—	254,081,645	—	254,081,645

Total Investments at Value	$3,460,190	$402,194,512	$—	$405,654,702

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Dogs of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.1%
Advertising Agencies — 3.1%
Omnicom Group, Inc.	242,272	$11,435,238

Aerospace/Defense — 6.3%
General Dynamics Corp.	87,516	11,493,476
Lockheed Martin Corp.	32,608	11,417,039

		22,910,515

Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	252,915	12,155,095

Chemicals-Diversified — 3.2%
Dow, Inc.	256,216	11,655,266

Commercial Services-Finance — 3.8%
Automatic Data Processing, Inc.	88,718	14,013,895

Computer Services — 3.1%
International Business Machines Corp.	102,609	11,457,321

Data Processing/Management — 3.5%
Paychex, Inc.	153,641	12,636,972

Distribution/Wholesale — 3.2%
Fastenal Co.	272,578	11,783,547

Diversified Banking Institutions — 3.4%
JPMorgan Chase & Co.	125,835	12,336,864

Diversified Manufacturing Operations — 10.1%
3M Co.	76,780	12,281,729
Eaton Corp. PLC	118,612	12,310,739
Illinois Tool Works, Inc.	63,171	12,373,936

		36,966,404

Electric Products-Misc. — 3.3%
Emerson Electric Co.	184,337	11,943,194

Electronic Components-Semiconductors — 3.4%
Texas Instruments, Inc.	86,869	12,560,389

Food-Confectionery — 3.3%
Hershey Co.	86,882	11,942,800

Food-Meat Products — 3.3%
Tyson Foods, Inc., Class A	210,841	12,066,431

Food-Misc./Diversified — 3.2%
General Mills, Inc.	199,918	11,819,152

Human Resources — 3.1%
Robert Half International, Inc.	223,586	11,333,574

Instruments-Controls — 3.3%
Honeywell International, Inc.	73,915	12,192,279

Insurance-Property/Casualty — 3.7%
Travelers Cos., Inc.	111,903	13,507,811

Networking Products — 3.2%
Cisco Systems, Inc.	324,058	11,633,682

Oil Companies-Integrated — 3.3%
Chevron Corp.	172,716	12,003,762

Pharmacy Services — 3.2%
CVS Health Corp.	212,169	11,900,559

Retail-Auto Parts — 3.2%
Genuine Parts Co.	127,832	11,559,848

Retail-Drug Store — 3.2%
Walgreens Boots Alliance, Inc.	341,224	11,615,265

Retail-Restaurants — 3.2%
McDonald’s Corp.	55,245	11,767,185

Telephone-Integrated — 3.3%
Verizon Communications, Inc.	209,318	11,929,033

Television — 3.4%
ViacomCBS, Inc., Class B	440,767	12,592,713

Tools-Hand Held — 3.5%
Snap-on, Inc.	82,385	12,978,109

Total Long-Term Investment Securities (cost $355,167,051)		362,696,903

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $2,969,000 and collateralized by $3,038,700 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $3,028,398 (cost $2,969,000)	$2,969,000	2,969,000

TOTAL INVESTMENTS (cost $358,136,051)	99.9%	365,665,903
Other assets less liabilities	0.1	348,647

NET ASSETS	100.0%	$366,014,550

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$362,696,903	$—	$—	$362,696,903
Repurchase Agreements	—	2,969,000	—	2,969,000

Total Investments at Value	$362,696,903	$2,969,000	$—	$365,665,903

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 81.7%
Argentina — 0.0%
Banco Macro SA ADR†	165	$1,969
Grupo Financiero Galicia SA ADR	331	2,072
Telecom Argentina SA ADR	678	4,346
YPF SA ADR†	1,715	5,522

		13,909

Bermuda — 0.5%
Beijing Enterprises Water Group, Ltd.	58,000	22,034
Brilliance China Automotive Holdings, Ltd.	34,000	29,033
China Gas Holdings, Ltd.	34,400	105,413
China Resources Gas Group, Ltd.	12,000	52,020
COSCO SHIPPING Ports, Ltd.	12,000	7,025
Credicorp, Ltd.	907	104,015
GOME Retail Holdings, Ltd.†	95,000	10,569
Haier Electronics Group Co., Ltd.	14,000	53,104
Kunlun Energy Co., Ltd.	54,000	35,000
Nine Dragons Paper Holdings, Ltd.	17,000	22,707
Shenzhen International Holdings, Ltd.	13,500	20,976

		461,896

Brazil — 3.8%
AMBEV SA	64,200	136,278
Atacadao SA	4,400	14,148
B2W Cia Digital†	2,700	35,404
B3 SA - Brasil Bolsa Balcao	27,800	247,334
Banco Bradesco SA	18,640	59,026
Banco Bradesco SA (Preference Shares)	59,836	210,231
Banco BTG Pactual SA	2,900	36,642
Banco do Brasil SA	11,600	60,245
Banco Santander Brasil SA	5,400	30,162
BB Seguridade Participacoes SA	9,000	37,142
BR Malls Participacoes SA†	9,600	13,652
Braskem SA, Class A (Preference Shares)	1,600	6,369
BRF SA†	6,400	18,716
CCR SA	15,500	30,147
Centrais Eletricas Brasileiras SA	3,600	19,487
Centrais Eletricas Brasileiras SA, Class B (Preference Shares)	2,300	12,422
Cia Brasileira de Distribuicao†	3,541	38,231
Cia de Saneamento Basico do Estado de Sao Paulo	4,600	34,071
Cia Energetica de Minas Gerais (Preference Shares)	12,285	21,945
Cia Paranaense de Energia, Class B (Preference Shares)	905	9,741
Cia Siderurgica Nacional SA	6,500	23,268
Cielo SA	13,700	8,046
Cogna Educacao	22,600	16,897
Cosan SA	1,900	21,520
CPFL Energia SA	2,159	10,487
Energisa SA	1,800	13,166
Engie Brasil Energia SA	2,400	16,685
Equatorial Energia SA	11,100	38,554
Gerdau SA (Preference Shares)	12,900	49,033
Hapvida Participacoes e Investimentos SA*	2,800	31,411
Hypera SA	4,800	23,339
IRB Brasil Resseguros S/A	11,100	11,878
Itau Unibanco Holding SA (Preference Shares)	66,650	272,735
Itausa SA (Preference Shares)	61,680	97,713
JBS SA	14,200	48,134
Klabin SA	8,600	35,581
Localiza Rent a Car SA	7,980	84,390
Lojas Americanas SA (Preference Shares)	9,500	38,461
Lojas Renner SA	10,500	68,531
Magazine Luiza SA	39,200	168,265
Multiplan Empreendimentos Imobiliarios SA	3,300	10,910
Natura & Co. Holding SA	9,900	79,539
Notre Dame Intermedica Participacoes SA	6,500	74,482
Petrobras Distribuidora SA	9,600	32,090
Petroleo Brasileiro SA	51,500	170,531
Petroleo Brasileiro SA (Preference Shares)	63,400	209,273
Porto Seguro SA	1,200	9,917
Raia Drogasil SA	14,500	60,800
Rumo SA†	14,800	47,305
Sul America SA	3,400	23,696
Suzano SA†	6,891	60,108
Telefonica Brasil SA (Preference Shares)	5,600	41,517
TIM SA	9,300	19,206
Ultrapar Participacoes SA	8,300	23,694
Vale SA	50,400	531,848
WEG SA	11,000	145,371

		3,689,774

Cayman Islands — 25.0%
51job, Inc. ADR†	294	20,609
AAC Technologies Holdings, Inc.	9,500	49,929
Agile Group Holdings, Ltd.	12,000	16,467
Airtac International Group	2,000	53,846
Alibaba Group Holding, Ltd. ADR†	25,891	7,888,729
ANTA Sports Products, Ltd.	14,000	154,156
Autohome, Inc. ADR	772	73,765
Baidu, Inc. ADR†	3,741	497,740
Best, Inc. ADR†	2,085	5,358
Bosideng International Holdings, Ltd.	36,000	15,798
Chailease Holding Co., Ltd.	15,423	74,826
China Aoyuan Group, Ltd.	14,000	13,145
China Conch Venture Holdings, Ltd.	21,000	93,629
China East Education Holdings, Ltd.*	5,500	10,576
China Feihe, Ltd.*	10,000	22,612
China Hongqiao Group, Ltd.	8,000	5,788
China Lesso Group Holdings, Ltd.	13,000	21,068
China Literature, Ltd.†*	3,600	29,654
China Medical System Holdings, Ltd.	14,000	14,758
China Mengniu Dairy Co., Ltd.	37,000	174,095
China Overseas Property Holdings, Ltd.	10,000	7,259
China Resources Cement Holdings, Ltd.	30,000	39,176
China Resources Land, Ltd.	44,000	179,207
China State Construction International Holdings, Ltd.	22,000	15,279
China Yuhua Education Corp., Ltd.*	10,000	7,940
CIFI Holdings Group Co., Ltd.	38,000	26,304
Country Garden Holdings Co., Ltd.	104,000	128,336
Country Garden Services Holdings Co., Ltd.	17,689	111,504
Dali Foods Group Co., Ltd.*	23,000	14,287
ENN Energy Holdings, Ltd.	10,800	136,862
GDS Holdings, Ltd. ADR†	1,022	85,889

Geely Automobile Holdings, Ltd.	79,000	162,354
Greentown Service Group Co., Ltd.	16,000	17,422
GSX Techedu, Inc. ADR†	1,011	67,151
Haidilao International Holding, Ltd.*	10,000	66,264
Haitian International Holdings, Ltd.	7,000	17,351
Hansoh Pharmaceutical Group Co., Ltd.†*	6,000	26,748
Hengan International Group Co., Ltd.	8,500	59,144
Huazhu Group, Ltd. ADR	1,624	64,359
Huya, Inc. ADR†	672	15,053
Innovent Biologics, Inc.†*	12,000	88,935
iQIYI, Inc. ADR†	2,842	70,197
JD.com, Inc. ADR†	11,677	951,909
JOYY, Inc. ADR	750	68,535
Kaisa Group Holdings, Ltd.	19,000	8,861
Kingboard Holdings, Ltd.	7,000	23,707
Kingboard Laminates Holdings, Ltd.	10,000	15,992
Kingdee International Software Group Co., Ltd.	30,000	79,322
Kingsoft Corp., Ltd.	10,000	53,624
Koolearn Technology Holding, Ltd.†*	2,000	6,494
KWG Group Holdings, Ltd.	15,000	19,939
Lee & Man Paper Manufacturing, Ltd.	12,000	9,102
Li Ning Co., Ltd.	27,500	142,766
Longfor Group Holdings, Ltd.*	24,000	131,385
Meituan, Class B†	48,900	1,829,197
Momo, Inc. ADR	1,746	26,190
NetEase, Inc. ADR	5,570	483,420
New Oriental Education & Technology Group, Inc. ADR†	1,936	310,496
NIO, Inc. ADR†	12,129	370,905
Noah Holdings, Ltd.†	301	7,925
Pinduoduo, Inc. ADR†	3,505	315,380
Ping An Healthcare and Technology Co., Ltd.†*	4,800	62,269
Qudian, Inc. ADR†	647	867
Seazen Group, Ltd.	26,000	19,507
Semiconductor Manufacturing International Corp.†	44,500	130,981
Shenzhou International Group Holdings, Ltd.	10,800	186,637
Shimao Property Holdings, Ltd.	15,000	52,951
Shui On Land, Ltd.	9,500	1,253
SINA Corp.†	732	31,366
Sino Biopharmaceutical, Ltd.	135,750	136,999
Soho China, Ltd.†	15,000	4,015
Sunny Optical Technology Group Co., Ltd.	9,400	156,346
TAL Education Group ADR†	5,219	346,855
Tencent Holdings, Ltd.	78,900	6,052,137
Tencent Music Entertainment Group ADR†	4,801	71,439
Tingyi Cayman Islands Holding Corp.	24,000	44,014
Tongcheng-Elong Holdings, Ltd.†	10,000	16,675
Topsports International Holdings, Ltd.*	12,000	16,454
Trip.com Group, Ltd . ADR†	6,429	184,898
Uni-President China Holdings, Ltd.	12,000	10,395
Vinda International Holdings, Ltd.	3,000	7,974
Vipshop Holdings, Ltd. ADR†	5,913	126,538
Want Want China Holdings, Ltd.	66,000	43,597
Weibo Corp. ADR†	588	24,431
Wuxi Biologics Cayman, Inc.†*	12,000	337,163
Xiaomi Corp., Class B†*	141,400	402,889
Xinyi Solar Holdings, Ltd.	52,000	95,231
Yihai International Holding, Ltd.	6,000	79,937
Yuzhou Properties Co., Ltd.	18,000	6,959
Zai Lab, Ltd. ADR†	653	53,579
Zhen Ding Technology Holding, Ltd.	7,000	29,680
Zhenro Properties Group, Ltd.	14,000	8,094
Zhongsheng Group Holdings, Ltd.	6,500	46,452
ZTO Express Cayman, Inc. ADR	5,048	146,291

		24,433,591

Chile — 0.4%
Aguas Andinas SA, Class A	28,300	7,351
Banco de Chile	596,559	46,055
Banco de Credito e Inversiones SA	712	22,283
Banco Santander Chile	867,954	30,384
Cencosud SA	19,290	26,816
Cencosud Shopping SA	5,845	7,725
Cia Cervecerias Unidas SA	2,181	12,128
Colbun SA	101,743	15,354
Embotelladora Andina SA (Preference Shares)	3,305	6,881
Empresa Nacional de Telecomunicaciones SA	1,702	9,593
Empresas CMPC SA	13,929	28,966
Empresas COPEC SA	4,662	35,569
Enel Americas SA	437,337	58,025
Enel Chile SA	293,154	19,671
Falabella SA	8,745	23,974
Itau CorpBanca Chile SA	2,141,921	5,648
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,450	52,971

		409,394

China — 6.1%
3SBio, Inc.†*	14,000	13,077
A-Living Smart City Services Co., Ltd.*	4,500	18,964
Agricultural Bank of China, Ltd.	387,000	130,982
Air China, Ltd.	20,000	12,967
AK Medical Holdings, Ltd.*	2,000	4,477
Aluminum Corp. of China, Ltd.†	10,000	2,180
Anhui Conch Cement Co., Ltd.	17,000	106,395
AviChina Industry & Technology Co., Ltd.	24,000	12,359
BAIC Motor Corp., Ltd.*	12,500	4,641
Bank of China, Ltd.	1,088,000	343,988
Bank of Communications Co., Ltd.	120,000	59,044
Baozun, Inc. ADR†	520	19,027
Beijing Capital International Airport Co., Ltd.	16,000	9,788
Bilibili, Inc. ADR†	1,235	55,167
BYD Co., Ltd.	8,500	169,929
CanSino Biologics, Inc.†*	600	11,765
CGN Power Co., Ltd.*	102,000	21,885
China Cinda Asset Management Co., Ltd.	70,000	13,119
China CITIC Bank Corp., Ltd.	113,000	46,010
China Communications Construction Co., Ltd.	50,000	26,133
China Communications Services Corp., Ltd.	32,000	18,626
China Construction Bank Corp.	1,324,000	914,109
China Eastern Airlines Corp., Ltd.	18,000	7,196
China Everbright Bank Co., Ltd.	40,000	13,875
China Evergrande Group	24,000	47,896
China Galaxy Securities Co., Ltd.	34,000	18,702
China Huarong Asset Management Co., Ltd.*	82,000	8,590

China International Capital Corp., Ltd.†*	15,600	36,486
China Life Insurance Co., Ltd.	100,000	217,468
China Longyuan Power Group Corp. Ltd.	40,000	27,480
China Merchants Bank Co., Ltd.	56,000	291,346
China Minsheng Banking Corp., Ltd.	78,000	42,692
China Molybdenum Co, Ltd.	24,000	8,737
China National Building Material Co., Ltd.	50,000	57,356
China Oilfield Services, Ltd.	16,000	9,665
China Pacific Insurance Group Co., Ltd.	37,200	115,979
China Petroleum & Chemical Corp.	306,000	119,668
China Railway Construction Corp., Ltd.	20,000	13,523
China Railway Group, Ltd.	41,000	18,863
China Railway Signal & Communication Corp., Ltd.*	11,000	3,630
China Reinsurance Group Corp.	33,000	3,159
China Resources Pharmaceutical Group, Ltd.*	10,500	5,266
China Shenhua Energy Co., Ltd.	40,500	70,025
China Southern Airlines Co., Ltd.†	20,000	10,624
China Telecom Corp., Ltd.	160,000	50,384
China Tower Corp., Ltd.*	562,000	87,757
China Vanke Co., Ltd.	23,600	73,263
Chongqing Rural Commercial Bank Co., Ltd.	28,000	11,181
CITIC Securities Co., Ltd.	27,000	58,294
COSCO SHIPPING Energy Transporation Co., Ltd.	12,000	4,724
COSCO SHIPPING Holdings Co., Ltd.†	17,500	11,224
CRRC Corp., Ltd.	48,000	18,587
Dongfeng Motor Group Co., Ltd.	28,000	19,696
Fuyao Glass Industry Group Co., Ltd.*	3,600	15,318
Genscript Biotech Corp.†	10,000	13,911
GF Securities Co., Ltd.	10,200	13,155
Great Wall Motor Co., Ltd.	36,000	58,244
Guangzhou Automobile Group Co., Ltd.	31,200	32,137
Guangzhou R&F Properties Co., Ltd.	15,200	19,302
Guotai Junan Securities Co., Ltd.*	4,200	5,466
Haitong Securities Co., Ltd.	29,200	24,659
Huaneng Power International, Inc.	36,000	13,452
Huatai Securities Co., Ltd.*	16,200	26,331
Industrial & Commercial Bank of China, Ltd.	847,000	476,561
Jiangsu Expressway Co., Ltd.	14,000	13,975
Jiangxi Copper Co., Ltd.	4,000	4,759
KWG Living Group Holdings, Ltd.†	7,500	4,721
Legend Holdings Corp.*	3,600	4,816
Logan Property Holdings Co., Ltd.	16,000	25,105
Luye Pharma Group, Ltd.*	17,500	10,163
Meitu, Inc.†*	8,608	1,516
New China Life Insurance Co., Ltd.	10,100	40,235
People’s Insurance Co. Group of China, Ltd.	96,000	28,562
PetroChina Co., Ltd.	260,000	73,729
PICC Property & Casualty Co., Ltd.	90,000	61,022
Ping An Insurance Group Co. of China, Ltd.	83,000	852,068
Poly Property Services Co., Ltd.	1,200	8,667
Postal Savings Bank of China Co., Ltd.*	134,000	65,768
Shandong Weigao Group Medical Polymer Co., Ltd.	32,000	62,061
Shanghai Electric Group Co., Ltd.†	6,000	1,705
Shanghai Fosun Pharmaceutical Group Co., Ltd.	5,500	22,729
Shanghai Pharmaceuticals Holding Co., Ltd.	6,100	9,465
Shenzhen Expressway Co., Ltd.	4,000	3,568
Sinopec Engineering Group Co., Ltd.	9,000	3,492
Sinopec Shanghai Petrochemical Co., Ltd.	16,000	2,956
Sinopharm Group Co., Ltd.	16,800	38,530
Sinotrans, Ltd.	1,000	296
Sunac China Holdings, Ltd.	34,000	125,953
TravelSky Technology, Ltd.	11,000	23,155
Tsingtao Brewery Co., Ltd.	6,000	49,693
Weichai Power Co., Ltd.	24,000	45,545
WuXi AppTec Co., Ltd.*	2,580	41,311
Xinjiang Goldwind Science & Technology Co., Ltd.	1,400	1,875
Yanzhou Coal Mining Co., Ltd.	10,000	7,309
Zhaojin Mining Industry Co., Ltd.	9,500	12,286
Zhejiang Expressway Co., Ltd.	16,000	10,949
ZhongAn Online P&C Insurance Co., Ltd.†*	4,400	23,056
Zhuzhou CRRC Times Electric Co., Ltd.	6,700	20,586
Zijin Mining Group Co., Ltd.	62,000	44,991
Zoomlion Heavy Industry Science and Technology Co., Ltd.	11,600	10,226
ZTE Corp.	8,400	18,620

		5,971,967

Colombia — 0.1%
Bancolombia SA	3,240	20,510
Bancolombia SA (Preference Shares)	5,724	36,234
Ecopetrol SA	57,046	26,398
Grupo Argos SA	456	1,251
Grupo Aval Acciones y Valores (Preference Shares)	17,329	3,985
Grupo de Inversiones Suramericana SA	2,440	12,672
Interconexion Electrica SA ESP	5,002	26,959

		128,009

Cyprus — 0.0%
Cairo Mezz PLC†	525	63

Czech Republic — 0.1%
CEZ AS	1,671	31,582
Komercni banka AS†	1,151	23,339
Moneta Money Bank AS*	6,328	14,350

		69,271

Greece — 0.1%
Alpha Bank AE†	3,737	1,893
Eurobank Ergasias Services and Holdings SA†	6,300	2,099
Hellenic Telecommunications Organization SA	2,942	39,429
JUMBO SA	1,222	17,107
Motor Oil Hellas Corinth Refineries SA	533	4,975
National Bank of Greece SA†	1,952	2,050
OPAP SA	2,631	21,269

		88,822

Hong Kong — 2.0%
Alibaba Health Information Technology, Ltd.†	48,000	126,314
Alibaba Pictures Group, Ltd.†	130,000	17,022
Beijing Enterprises Holdings, Ltd.	5,500	16,572
BYD Electronic International Co., Ltd.	7,000	30,122
China Education Group Holdings, Ltd.	4,000	6,657
China Everbright Environment Group, Ltd.	35,000	17,615
China Everbright, Ltd.	10,000	13,207
China Jinmao Holdings Group, Ltd.	70,000	35,404
China Merchants Port Holdings Co., Ltd.	20,000	21,275
China Mobile, Ltd.	84,000	511,187
China Overseas Land & Investment, Ltd.	52,000	130,199
China Resources Beer Holdings Co., Ltd.	20,000	124,200
China Resources Power Holdings Co., Ltd.	24,000	24,959
China Taiping Insurance Holdings Co., Ltd.	20,200	30,488
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	12,787
China Unicom Hong Kong, Ltd.	76,000	46,848
CITIC, Ltd.	73,000	52,337
CNOOC, Ltd.	241,000	220,170
CSPC Pharmaceutical Group, Ltd.	120,320	126,851
Far East Horizon, Ltd.	17,000	16,738
Fosun International, Ltd.	29,500	35,547
Guangdong Investment, Ltd.	40,000	59,247
Hua Hong Semiconductor, Ltd.†*	5,000	18,410
Hutchison China MediTech, Ltd. ADR†	807	23,758
Lenovo Group, Ltd.	92,000	57,590
Shenzhen Investment, Ltd.	42,000	12,820
Sino-Ocean Group Holdings, Ltd.	35,500	6,809
Sinotruk Hong Kong, Ltd.	8,500	21,937
SSY Group, Ltd.	12,000	6,567
Sun Art Retail Group, Ltd.	28,500	30,916
Towngas China Co., Ltd.	1,000	454
Wharf Holdings, Ltd.	20,000	41,377
Yuexiu Property Co., Ltd.	66,000	12,802

		1,909,186

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC†	4,932	23,937
OTP Bank Nyrt†	3,194	99,628
Richter Gedeon Nyrt	1,961	40,108

		163,673

India — 7.2%
Adani Ports & Special Economic Zone, Ltd.	6,322	30,543
Ambuja Cements, Ltd.	8,632	30,266
Asian Paints, Ltd.	3,717	111,006
Aurobindo Pharma, Ltd.	3,707	38,676
Avenue Supermarts, Ltd.†*	1,989	59,863
Axis Bank, Ltd.†	28,297	187,305
Axis Bank, Ltd. GDR†	10	325
Bajaj Auto, Ltd.	981	38,181
Bajaj Finance, Ltd.	2,370	105,416
Bajaj Financial Services	474	35,475
Bandhan Bank, Ltd.†*	4,867	19,008
Berger Paints India, Ltd.	2,463	20,772
Bharat Forge, Ltd.	2,225	13,513
Bharat Petroleum Corp., Ltd.	7,696	36,720
Bharti Airtel, Ltd.	33,255	194,088
Bharti Infratel, Ltd.	2,897	7,269
Biocon, Ltd.†	2,938	16,076
Bosch, Ltd.	62	9,732
Britannia Industries, Ltd.	761	35,703
Cipla, Ltd.	4,478	45,756
Coal India, Ltd.	13,173	20,384
Colgate-Palmolive India, Ltd.	735	15,094
Container Corp. Of India, Ltd.	2,588	13,692
Dabur India, Ltd.	6,986	48,296
Divi’s Laboratories, Ltd.	875	37,207
DLF, Ltd.	6,715	14,388
Dr Reddy’s Laboratories, Ltd.	1,529	100,903
Eicher Motors, Ltd.	1,620	45,683
GAIL India, Ltd.	16,375	18,732
GAIL India, Ltd. GDR	425	2,747
Godrej Consumer Products, Ltd.	5,374	48,190
Grasim Industries, Ltd.	3,749	39,414
Havells India, Ltd.	2,736	26,910
HCL Technologies, Ltd.	14,695	167,807
HDFC Asset Management Co., Ltd.*	579	17,575
HDFC Bank, Ltd. ADR†	113	6,491
HDFC Life Insurance Co., Ltd.†*	9,319	74,452
Hero MotoCorp, Ltd.	1,194	45,171
Hindalco Industries, Ltd.	12,911	29,781
Hindustan Petroleum Corp., Ltd.	6,155	15,619
Hindustan Unilever, Ltd.	11,243	314,720
Housing Development Finance Corp., Ltd.	22,484	582,423
ICICI Bank, Ltd. ADR†	33,070	348,889
ICICI Lombard General Insurance Co., Ltd.*	2,634	44,051
ICICI Prudential Life Insurance Co., Ltd.*	4,049	22,103
Indian Oil Corp., Ltd.	18,404	19,711
Indraprastha Gas, Ltd.	2,287	12,422
Info Edge India, Ltd.	755	36,120
Infosys, Ltd.	46,759	668,644
InterGlobe Aviation, Ltd.†*	1,141	20,051
ITC, Ltd.	46,270	103,089
JSW Steel, Ltd.	8,813	36,627
Jubilant Foodworks, Ltd.	806	23,695
Larsen & Toubro, Ltd.	6,181	77,771
LIC Housing Finance, Ltd.	2,648	10,096
Lupin, Ltd.	2,754	33,778
Mahindra & Mahindra, Ltd.	9,637	77,290
Mahindra & Mahindra, Ltd. GDR	2	16
Marico, Ltd.	5,595	26,888
Maruti Suzuki India, Ltd.	1,611	151,245
Motherson Sumi Systems, Ltd.	9,885	14,102
Nestle India, Ltd.	316	73,111
NTPC, Ltd.	29,475	35,120
Oil & Natural Gas Corp., Ltd.	28,820	25,236
Page Industries, Ltd.	59	15,939
Petronet LNG, Ltd.	6,059	18,885
Pidilite Industries, Ltd.	1,378	29,245
Piramal Enterprises, Ltd.	1,065	18,093
Power Grid Corp. of India, Ltd.	22,183	51,444
REC, Ltd.	4,617	6,420
Reliance Industries, Ltd.	39,100	1,088,543
SBI Life Insurance Co., Ltd.†*	5,212	54,187
Shree Cement, Ltd.	114	33,218
Shriram Transport Finance Co., Ltd.	876	8,148
Siemens, Ltd.	667	11,402
State Bank of India†	24,592	62,959

Sun Pharmaceutical Industries, Ltd.	11,183	70,300
Tata Consultancy Services, Ltd.	12,338	443,205
Tata Consumer Products, Ltd.	5,590	37,241
Tata Motors, Ltd.†	10,916	19,600
Tata Motors, Ltd. ADR†	1,711	15,005
Tata Steel, Ltd.	2,700	14,879
Tech Mahindra, Ltd.	5,860	64,100
Titan Co., Ltd.	3,989	62,808
Torrent Pharmaceuticals, Ltd.	586	20,253
UltraTech Cement, Ltd.	1,551	95,292
United Spirits, Ltd.†	3,559	24,212
UPL, Ltd.	6,151	37,678
Vedanta, Ltd.	20,807	26,985
Wipro, Ltd.	15,056	69,228
Zee Entertainment Enterprises, Ltd.	10,260	25,919

		7,006,615

Indonesia — 1.1%
Ace Hardware Indonesia Tbk PT	43,800	4,669
Adaro Energy Tbk PT	163,000	12,337
Astra International Tbk PT	250,700	92,654
Bank Central Asia Tbk PT	136,100	267,577
Bank Mandiri Persero Tbk PT	249,900	96,807
Bank Negara Indonesia Persero Tbk PT	100,100	31,753
Bank Rakyat Indonesia Persero Tbk PT	748,100	169,488
Bank Tabungan Negara Persero Tbk PT	30,900	2,862
Barito Pacific Tbk PT†	349,300	21,392
Bumi Serpong Damai Tbk PT†	24,700	1,480
Charoen Pokphand Indonesia Tbk PT	93,800	36,843
Gudang Garam Tbk PT†	5,400	14,991
Hanjaya Mandala Sampoerna Tbk PT	97,300	9,244
Indah Kiat Pulp & Paper Corp. PT	24,100	14,816
Indocement Tunggal Prakarsa Tbk PT	15,800	13,140
Indofood CBP Sukses Makmur Tbk PT	29,600	19,399
Indofood Sukses Makmur Tbk PT	50,400	23,963
Jasa Marga Persero Tbk PT	9,100	2,186
Kalbe Farma Tbk PT	242,700	25,024
Perusahaan Gas Negara Tbk PT	122,700	8,849
Semen Indonesia Persero Tbk PT	40,200	25,975
Telekomunikasi Indonesia Persero Tbk PT	649,000	114,964
Unilever Indonesia Tbk PT	96,900	51,593
United Tractors Tbk PT	17,400	24,759
XL Axiata Tbk PT	35,900	4,912

		1,091,677

Jersey — 0.0%
WNS Holdings, Ltd. ADR†	14	807

Luxembourg — 0.1%
Globant SA†	490	88,499
Reinet Investments SCA	1,724	27,250

		115,749

Malaysia — 1.3%
AMMB Holdings Bhd	19,800	13,595
Axiata Group Bhd	32,400	22,897
British American Tobacco Malaysia Bhd	800	1,945
Carlsberg Brewery Malaysia Bhd	1,500	6,663
CIMB Group Holdings Bhd	85,600	60,878
Dialog Group Bhd	46,000	40,981
DiGi.Com Bhd	33,900	30,795
Fraser & Neave Holdings Bhd	1,400	10,646
Gamuda Bhd	18,700	14,996
Genting Bhd	25,500	18,188
Genting Malaysia Bhd	33,200	16,011
Genting Plantations Bhd	2,000	4,731
HAP Seng Consolidated Bhd	5,900	10,417
Hartalega Holdings Bhd	22,100	96,185
Hong Leong Bank Bhd	8,100	28,888
Hong Leong Financial Group Bhd	2,700	9,167
IHH Healthcare Bhd	26,800	32,109
IJM Corp. Bhd	33,600	10,843
IOI Corp. Bhd	31,800	32,911
Kuala Lumpur Kepong Bhd	5,400	27,489
Malayan Banking Bhd	52,700	88,848
Malaysia Airports Holdings Bhd	11,500	11,598
Maxis Bhd	27,200	31,452
MISC Bhd	16,000	25,354
Nestle Malaysia Bhd	800	26,708
Petronas Chemicals Group Bhd	31,400	44,266
Petronas Dagangan Bhd	2,700	11,251
Petronas Gas Bhd	9,400	35,625
PPB Group Bhd	7,800	35,320
Press Metal Aluminium Holdings Bhd	12,000	15,872
Public Bank Bhd	39,900	144,910
QL Resources Bhd	12,600	19,128
RHB Bank Bhd	20,200	20,567
Sime Darby Bhd	25,100	14,550
Sime Darby Plantation Bhd	25,400	29,614
Telekom Malaysia Bhd	7,200	7,269
Tenaga Nasional Bhd	27,700	63,373
Top Glove Corp. Bhd	60,900	126,461
Westports Holdings Bhd	6,100	5,734

		1,248,235

Mexico — 1.4%
Alfa SAB de CV, Class A	38,000	25,403
Alsea SAB de CV†	3,800	3,304
America Movil SAB de CV, Series L	457,700	278,139
Arca Continental SAB de CV	5,300	23,112
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	2,756	2,031
Becle SAB de CV	5,779	12,197
Cemex SAB de CV CPO	198,800	82,101
Coca-Cola Femsa SAB de CV	6,700	25,500
Fibra Uno Administracion SA de CV	34,700	26,387
Fomento Economico Mexicano SAB de CV	26,400	142,022
Gruma SAB de CV, Class B	2,760	29,457
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,900	40,796
Grupo Aeroportuario del Sureste SAB de CV, Class B†	2,710	31,439
Grupo Bimbo SAB de CV, Class A	20,500	39,625
Grupo Carso SAB de CV, Class A1†	4,200	7,799
Grupo Financiero Banorte SAB de CV, Class O†	35,500	158,325
Grupo Financiero Inbursa SAB de CV, Class O†	26,900	19,936
Grupo Mexico SAB de CV, Class B	39,100	111,485
Grupo Televisa SAB CPO†	28,200	35,896
Industrias Penoles SAB de CV	1,430	22,841
Infraestructura Energetica Nova SAB de CV†	6,000	20,061
Kimberly-Clark de Mexico SAB de CV, Class A	17,400	25,987

Megacable Holdings SA de CV	1,800	5,703
Orbia Advance Corp SAB de CV	11,200	19,901
Promotora y Operadora de Infraestructura SAB de CV	2,970	19,596
Wal-Mart de Mexico SAB de CV	71,100	172,156

		1,381,199

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,225	27,301

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	22,790	20,984
Aboitiz Power Corp.	14,300	7,993
Alliance Global Group, Inc.†	5,430	891
Altus Property Ventures, Inc.†	321	85
Ayala Corp.	3,685	58,094
Ayala Land, Inc.	109,000	74,337
Bank of the Philippine Islands	11,600	17,629
BDO Unibank, Inc.	26,150	48,030
Globe Telecom, Inc.	345	14,468
GT Capital Holdings, Inc.	907	8,060
International Container Terminal Services, Inc.	11,900	28,275
JG Summit Holdings, Inc.	38,955	51,723
Jollibee Foods Corp.	3,440	12,083
Manila Electric Co.	1,950	12,085
Megaworld Corp.†	129,000	8,076
Metro Pacific Investments Corp.	95,000	7,873
Metropolitan Bank & Trust Co.	24,723	20,818
PLDT, Inc.	1,050	28,772
Puregold Price Club, Inc.	8,200	6,990
Robinsons Land Corp.	11,800	3,658
Security Bank Corp.	410	817
SM Investments Corp.	3,110	60,998
SM Prime Holdings, Inc.	137,400	95,680
Universal Robina Corp.	10,900	31,010

		619,429

Poland — 0.4%
Bank Polska Kasa Opieki SA†	2,384	25,487
CCC SA†	34	333
CD Projekt SA†	901	76,407
Cyfrowy Polsat SA	3,588	22,399
Dino Polska SA†*	583	32,038
Grupa Lotos SA	632	4,459
KGHM Polska Miedz SA†	1,584	47,362
LPP SA†	16	21,264
mBank SA†	170	4,967
Orange Polska SA†	4,891	7,517
PGE Polska Grupa Energetyczna SA†	9,029	10,270
Polski Koncern Naftowy Orlen SA	3,748	36,121
Polskie Gornictwo Naftowe I Gazownictwo SA	19,195	20,238
Powszechna Kasa Oszczednosci Bank Polski SA†	11,873	56,918
Powszechny Zaklad Ubezpieczen SA†	7,490	40,912
Santander Bank Polska SA†	478	14,872

		421,564

Qatar — 0.7%
Barwa Real Estate Co.	23,332	21,336
Commercial Bank PQSC	28,920	33,677
Industries Qatar QSC	23,194	57,315
Masraf Al Rayan QSC	51,862	61,138
Mesaieed Petrochemical Holding Co.	53,729	27,312
Ooredoo Q.P.S.C.	8,133	14,810
Qatar Electricity & Water Co. QSC	4,262	19,493
Qatar Fuel QSC	4,018	18,991
Qatar International Islamic Bank QSC	10,092	22,990
Qatar Islamic Bank SAQ	16,764	74,567
Qatar National Bank Q.P.S.C.	63,040	306,947

		658,576

Romania — 0.0%
NEPI Rockcastle PLC	4,517	15,961

Russia — 1.5%
Gazprom PJSC ADR	70,690	270,996
Lukoil PJSC ADR	6,093	311,448
Magnit PJSC GDR	5,910	81,526
MMC Norilsk Nickel PJSC ADR	9,367	223,403
Mobile TeleSystems PJSC ADR	7,742	60,542
Novatek PJSC GDR	1,352	162,979
PhosAgro PJSC GDR	3,183	36,685
Rosneft PJSC GDR	19,711	86,419
Rostelecom PJSC ADR	3,216	22,299
Severstal PAO GDR	4,671	63,905
Surgutneftegas PJSC ADR	17,377	71,272
Tatneft PJSC ADR	2,926	91,099

		1,482,573

Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co.	400	13,897
Advanced Petrochemical Co.	903	13,918
Al Rajhi Bank	17,413	305,444
Alinma Bank†	14,324	58,343
Almarai Co. JSC	3,361	46,235
Arab National Bank	8,324	42,111
Bank Al-Jazira	6,538	22,694
Bank AlBilad	5,135	31,843
Banque Saudi Fransi	8,034	63,603
Bupa Arabia for Cooperative Insurance Co.†	744	22,737
Co. for Cooperative Insurance†	717	15,482
Dar Al Arkan Real Estate Development Co.†	6,245	13,302
Emaar Economic City†	4,801	11,392
Etihad Etisalat Co.†	5,044	37,648
Jarir Marketing Co.	568	26,230
National Commercial Bank	20,653	215,003
National Industrialization Co.†	2,888	8,707
Rabigh Refining & Petrochemical Co.†	1,220	3,961
Riyad Bank	19,195	92,098
Sahara International Petrochemical Co.	3,354	13,046
Samba Financial Group	13,601	100,072
Saudi Airlines Catering Co.	480	9,956
Saudi Arabian Fertilizer Co.	2,627	52,812
Saudi Arabian Mining Co.†	4,943	49,147
Saudi Arabian Oil Co.*	16,168	145,263
Saudi Basic Industries Corp.	12,114	290,626
Saudi British Bank	9,793	62,191
Saudi Cement Co.	1,065	15,391
Saudi Electricity Co.	9,956	50,289
Saudi Industrial Investment Group	1,925	10,426
Saudi Kayan Petrochemical Co.†	7,478	18,914
Saudi Telecom Co.	8,061	214,577
Savola Group	3,450	42,142
Yanbu National Petrochemical Co.	2,919	44,743

		2,164,243

Singapore — 0.0%
BOC Aviation, Ltd.*	2,200	13,650

South Africa — 3.0%
Absa Group, Ltd.	9,591	51,926
Anglo American Platinum, Ltd.	649	42,573
AngloGold Ashanti, Ltd.	5,570	127,557
Aspen Pharmacare Holdings, Ltd.†	4,998	32,498
Bid Corp., Ltd.	4,420	60,497
Bidvest Group, Ltd.	3,804	31,475
Capitec Bank Holdings, Ltd.†	829	58,151
Clicks Group, Ltd.	2,916	42,317
Discovery, Ltd.	5,148	33,855
Exxaro Resources, Ltd.	2,480	16,708
FirstRand, Ltd.	64,194	149,892
Gold Fields, Ltd.	11,741	127,412
Growthpoint Properties, Ltd.	32,854	21,437
Impala Platinum Holdings, Ltd.	10,532	92,496
Investec, Ltd.	440	809
Kumba Iron Ore, Ltd.	608	18,063
Liberty Holdings, Ltd.	1,154	3,798
Life Healthcare Group Holdings, Ltd.	16,443	16,436
Momentum Metropolitan Holdings	10,299	8,245
Mr. Price Group, Ltd.	3,055	23,229
MTN Group, Ltd.	22,551	80,828
MultiChoice Group, Ltd.	5,485	45,168
Naspers, Ltd., Class N†	6,133	1,199,654
Nedbank Group, Ltd.	4,919	29,073
Northam Platinum, Ltd.†	4,312	41,147
Old Mutual, Ltd.	61,084	35,287
Pepkor Holdings, Ltd.*	4,656	3,421
Pick n Pay Stores, Ltd.	1,833	5,798
PSG Group, Ltd.	1,760	5,656
Rand Merchant Investment Holdings, Ltd.	9,262	16,129
Remgro, Ltd.	6,459	34,317
Resilient REIT, Ltd.	246	466
RMB Holdings, Ltd.†	8,789	581
Sanlam, Ltd.	25,201	73,316
Sasol, Ltd.†	7,426	38,702
Shoprite Holdings, Ltd.	6,162	49,019
Sibanye Stillwater, Ltd.	29,483	86,880
SPAR Group, Ltd.	2,089	22,258
Standard Bank Group, Ltd.	18,038	117,817
Tiger Brands, Ltd.	2,017	24,958
Vodacom Group, Ltd.	8,427	63,572
Woolworths Holdings, Ltd.	12,413	26,918

		2,960,339

South Korea — 10.4%
Amorepacific Corp.	410	57,323
Amorepacific Corp. (Preference Shares)	34	1,577
AMOREPACIFIC Group	353	13,645
BGF retail Co., Ltd.	67	6,983
BNK Financial Group, Inc.	3,827	18,703
Celltrion Healthcare Co., Ltd.†	885	66,262
Celltrion Pharm, Inc.†	193	18,364
Celltrion, Inc.†	1,281	272,702
Cheil Worldwide, Inc.	795	14,659
CJ CheilJedang Corp.	105	33,536
CJ Corp.	131	8,782
CJ Corp. (Preference Shares)	33	1,671
CJ ENM Co., Ltd.	142	16,567
CJ Logistics Corp.†	104	14,697
Coway Co, Ltd.†	547	33,595
Daelim Industrial Co., Ltd.	345	23,851
Daewoo Engineering & Construction Co., Ltd.†	1,737	4,614
Daewoo Shipbuilding & Marine Engineering Co., Ltd.†	366	6,923
DB Insurance Co., Ltd.	596	23,331
Doosan Bobcat, Inc.	431	10,976
Douzone Bizon Co., Ltd.	226	19,877
E-MART Inc.	204	25,852
Fila Holdings Corp.	453	15,370
GS Engineering & Construction Corp.	745	17,614
GS Holdings Corp.	475	13,867
GS Retail Co., Ltd.	312	8,886
Hana Financial Group, Inc.	4,119	111,154
Hankook Tire & Technology Co., Ltd.	880	24,804
Hanmi Pharm Co., Ltd.	76	17,682
Hanmi Science Co., Ltd.	77	3,624
Hanon Systems	1,951	19,332
Hanwha Corp.	360	7,664
Hanwha Solutions Corp.	1,232	47,798
HDC Hyundai Development Co-Engineering & Construction, Class E	34	600
Helixmith Co., Ltd.†	242	3,968
HLB, Inc.†	561	45,712
Hotel Shilla Co., Ltd.	378	24,990
Hyundai Department Store Co., Ltd.	76	3,981
Hyundai Engineering & Construction Co., Ltd.	928	25,182
Hyundai Glovis Co., Ltd.	260	38,662
Hyundai Heavy Industries Holdings Co., Ltd.	107	20,321
Hyundai Marine & Fire Insurance Co., Ltd.	659	13,575
Hyundai Mobis Co., Ltd.	907	181,521
Hyundai Motor Co.	2,005	293,300
Hyundai Motor Co. (2nd Preference Shares)	456	32,346
Hyundai Motor Co. (Preference Shares)	224	15,628
Hyundai Steel Co.	855	21,948
Industrial Bank of Korea	3,344	24,211
Kakao Corp.	761	223,307
Kangwon Land, Inc.	1,413	26,375
KB Financial Group, Inc.	5,413	193,205
KCC Glass Corp.†	55	1,435
Kia Motors Corp.	3,509	157,253
KMW Co., Ltd.†	329	18,213
Korea Aerospace Industries, Ltd.	820	15,811
Korea Electric Power Corp.†	3,245	57,288
Korea Gas Corp.	247	5,963
Korea Investment Holdings Co., Ltd.	470	28,748
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	492	34,139
Korea Zinc Co., Ltd.	90	30,434
Korean Air Lines Co., Ltd.†	1,023	18,116
KT&G Corp.	1,576	112,390
Kumho Petrochemical Co., Ltd.	190	22,531
LG Chem, Ltd.	622	338,275
LG Chem, Ltd. (Preference Shares)	91	25,130
LG Corp.	1,273	76,378
LG Display Co., Ltd.†	2,748	34,293
LG Electronics, Inc.	1,324	98,805
LG Household & Health Care, Ltd.	126	165,419
LG Household & Health Care, Ltd. (Preference Shares)	26	15,862
LG Innotek Co., Ltd.	151	20,373
LG Uplus Corp.	2,417	23,685
Lotte Chemical Corp.	184	38,024

Lotte Corp.	144	3,597
Lotte Shopping Co., Ltd.	61	4,503
Meritz Securities Co., Ltd.	1,482	4,319
Mirae Asset Daewoo Co., Ltd.	3,242	24,110
NAVER Corp.	1,683	433,851
NCSoft Corp.	223	153,106
Netmarble Corp.†*	262	27,332
NH Investment & Securities Co., Ltd.	773	6,536
OCI Co., Ltd.†	20	1,097
Orion Corp.	297	28,471
Ottogi Corp.	12	5,641
Pan Ocean Co., Ltd.†	3,211	10,192
PearlAbyss Corp.†	63	11,178
POSCO	969	178,898
POSCO Chemical Co., Ltd.	253	16,583
Posco International Corp.	660	7,759
S-1 Corp.	167	11,956
S-Oil Corp.	552	26,538
Samsung Biologics Co, Ltd.†*	220	132,699
Samsung C&T Corp.	1,121	109,797
Samsung Card Co., Ltd.	178	4,627
Samsung Electro-Mechanics Co., Ltd.	740	87,708
Samsung Electronics Co., Ltd.	65,724	3,295,818
Samsung Electronics Co., Ltd. (Preference Shares)	11,355	503,824
Samsung Engineering Co., Ltd.†	2,047	21,332
Samsung Fire & Marine Insurance Co., Ltd.	406	64,395
Samsung Heavy Industries Co., Ltd.†	5,692	25,507
Samsung Life Insurance Co., Ltd.	963	53,992
Samsung SDI Co., Ltd.	748	293,885
Samsung SDS Co., Ltd.	464	69,233
Samsung Securities Co. Ltd.	592	16,861
Shinhan Financial Group Co., Ltd.	6,308	169,832
Shinsegae, Inc.	77	14,151
SK Holdings Co., Ltd.	463	74,892
SK Hynix, Inc.	7,503	531,358
SK Innovation Co., Ltd.	705	78,610
SK Telecom Co., Ltd.	255	48,264
Woori Financial Group, Inc.	7,263	57,221
Yuhan Corp.	581	30,563

		10,149,918

Taiwan — 11.0%
Accton Technology Corp.	6,000	43,414
Acer, Inc.	28,000	23,416
Advantech Co., Ltd.	5,499	55,655
ASE Technology Holding Co., Ltd.	44,000	99,612
Asia Cement Corp.	28,000	40,337
Asustek Computer, Inc.	9,000	76,442
AU Optronics Corp.†	101,000	40,917
Catcher Technology Co., Ltd.	9,000	56,920
Cathay Financial Holding Co., Ltd.	107,000	143,786
Chang Hwa Commercial Bank, Ltd.	78,708	46,963
Cheng Shin Rubber Industry Co., Ltd.	16,000	20,228
Chicony Electronics Co., Ltd.	6,065	18,287
China Airlines, Ltd.†	49,000	15,011
China Development Financial Holding Corp.	153,000	44,846
China Life Insurance Co., Ltd.	39,389	26,408
China Steel Corp.	135,000	95,861
Chunghwa Telecom Co., Ltd.	50,000	187,649
Compal Electronics, Inc.	41,000	26,695
CTBC Financial Holding Co., Ltd.	251,000	158,620
Delta Electronics, Inc.	26,000	172,554
E.Sun Financial Holding Co., Ltd.	158,153	134,428
Eclat Textile Co., Ltd.	2,000	26,514
Eva Airways Corp.	41,000	15,506
Evergreen Marine Corp Taiwan, Ltd.†	27,000	17,869
Far Eastern New Century Corp.	33,000	29,760
Far EasTone Telecommunications Co., Ltd.	19,000	39,883
Feng TAY Enterprise Co., Ltd.	5,280	32,004
First Financial Holding Co., Ltd.	141,125	99,007
Formosa Chemicals & Fibre Corp.	46,000	110,858
Formosa Petrochemical Corp.	13,000	35,782
Formosa Plastics Corp.	50,000	138,425
Formosa Taffeta Co., Ltd.	3,000	3,279
Foxconn Technology Co., Ltd.	11,000	19,293
Fubon Financial Holding Co., Ltd.	89,000	126,818
Giant Manufacturing Co., Ltd.	4,000	39,385
Globalwafers Co., Ltd.	3,000	43,640
Highwealth Construction Corp.	3,300	4,792
Hiwin Technologies Corp.	3,278	28,629
Hon Hai Precision Industry Co., Ltd.	170,200	461,726
Hotai Motor Co., Ltd.	4,000	84,421
Hua Nan Financial Holdings Co., Ltd.	123,011	74,017
Innolux Corp.	96,000	33,369
Inventec Corp.	26,000	20,570
Largan Precision Co., Ltd.	1,000	106,314
Lite-On Technology Corp.	23,000	37,471
MediaTek, Inc.	21,000	495,077
Mega Financial Holding Co., Ltd.	151,000	145,567
Micro-Star International Co., Ltd.	8,000	32,254
Nan Ya Plastics Corp.	68,000	139,704
Nanya Technology Corp.	16,000	32,397
Nien Made Enterprise Co., Ltd.	2,000	22,567
Novatek Microelectronics Corp.	8,000	74,481
Pegatron Corp.	24,000	51,674
Phison Electronics Corp.	2,000	20,774
Pou Chen Corp.	27,000	23,819
Powertech Technology, Inc.	9,000	26,603
President Chain Store Corp.	7,000	63,014
Quanta Computer, Inc.	37,000	93,303
Realtek Semiconductor Corp.	6,000	74,772
Ruentex Development Co., Ltd.	10,500	14,528
Shanghai Commercial & Savings Bank, Ltd.	47,000	60,966
Shin Kong Financial Holding Co., Ltd.	150,598	41,934
SinoPac Financial Holdings Co., Ltd.	138,860	51,979
Standard Foods Corp	5,000	10,691
Synnex Technology International Corp.	12,000	17,833
Taishin Financial Holding Co., Ltd.	143,003	63,016
Taiwan Business Bank	85,660	28,165
Taiwan Cement Corp.	64,561	91,639
Taiwan Cooperative Financial Holding Co., Ltd.	137,758	92,520
Taiwan High Speed Rail Corp.	23,000	24,339
Taiwan Mobile Co., Ltd.	21,000	71,747
Taiwan Semiconductor Manufacturing Co., Ltd.	340,000	5,131,282
Tatung Co., Ltd.†	16,000	11,857
Uni-President Enterprises Corp.	66,000	141,614
United Microelectronics Corp.	145,000	154,961
Vanguard International Semiconductor Corp.	11,000	35,952
Walsin Technology Corp.†	4,000	22,919
Win Semiconductors Corp.	4,000	43,619
Winbond Electronics Corp.	36,000	21,389
Wistron Corp.	34,027	33,985
Wiwynn Corp.	1,000	25,505

WPG Holdings, Ltd.	15,000	20,379
Yageo Corp.	5,000	62,305
Yuanta Financial Holding Co., Ltd.	120,640	74,958

		10,803,469

Thailand — 1.5%
Advanced Info Service PCL NVDR	15,700	87,124
Airports of Thailand PCL NVDR	62,200	103,662
Asset World Corp. PCL NVDR	70,000	6,573
B Grimm Power PCL	8,400	10,578
Bangkok Bank PCL	6,300	19,667
Bangkok Commercial Asset Management PCL NVDR	16,700	10,839
Bangkok Dusit Medical Services PCL NVDR	126,400	71,138
Bangkok Expressway & Metro PCL NVDR	104,700	27,566
Berli Jucker PCL NVDR	12,300	11,366
BTS Group Holdings PCL NVDR	107,600	30,782
Bumrungrad Hospital PCL	4,600	13,431
Central Pattana PCL NVDR	31,200	38,628
Central Retail Corp. PCL NVDR†	20,508	17,670
Charoen Pokphand Foods PCL NVDR	51,700	41,607
CP ALL PCL NVDR†	77,500	133,846
Electricity Generating PCL NVDR	4,000	21,326
Energy Absolute PCL NVDR	22,100	27,019
Global Power Synergy PCL	8,100	13,449
Gulf Energy Development PCL NVDR	26,500	24,258
Home Product Center PCL NVDR	84,300	37,903
Indorama Ventures PCL NVDR	24,900	17,705
Intouch Holdings PCL NVDR	26,100	44,838
IRPC PCL NVDR	82,100	5,337
Kasikornbank PCL NVDR	22,800	55,950
Krung Thai Bank PCL NVDR	47,200	13,122
Krungthai Card PCL	6,300	7,984
Land & Houses PCL NVDR	102,700	21,136
Minor International PCL NVDR†	35,300	18,979
Muangthai Capital PCL NVDR†	8,600	15,158
Osotspa PCL	8,600	8,830
PTT Exploration & Production PCL NVDR	18,100	45,686
PTT Global Chemical PCL NVDR	28,700	36,970
PTT PCL NVDR	158,200	157,613
Ratch Group PCL NVDR	8,600	12,841
Siam Cement PCL NVDR	10,600	115,159
Siam Commercial Bank PCL NVDR	11,600	24,263
Srisawad Corp. PCL	8,000	12,706
Thai Oil PCL NVDR	15,100	16,573
Thai Union Group PCL NVDR	37,600	18,376
TMB Bank PCL NVDR	153,000	3,986
Total Access Communication PCL NVDR	6,300	6,210
True Corp. PCL NVDR	147,500	12,901

		1,420,755

Turkey — 0.3%
Akbank Turk AS†	45,168	25,745
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,074	4,823
Aselsan Elektronik Sanayi Ve Ticaret AS	8,106	16,229
BIM Birlesik Magazalar AS	5,846	46,645
Eregli Demir ve Celik Fabrikalari TAS	13,128	14,993
Ford Otomotiv Sanayi AS	662	8,539
Haci Omer Sabanci Holding AS	10,891	10,708
KOC Holding AS	11,518	19,491
Tupras Turkiye Petrol Rafinerileri AS†	1,390	12,408
Turk Hava Yollari AO†	7,865	8,479
Turkcell Iletisim Hizmetleri AS	13,948	24,394
Turkiye Garanti Bankasi AS†	32,384	25,547
Turkiye Is Bankasi, Class C†	23,647	14,438
Yapi Ve Kredi Bankasi AS†	42,222	10,849

		243,288

United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	38,793	60,879
Aldar Properties PJSC	37,145	27,644
Dubai Islamic Bank PJSC	23,450	26,478
Emaar Malls PJSC†	25,719	10,331
Emaar Properties PJSC†	49,982	36,205
Emirates NBD Bank PJSC	17,841	45,984
Emirates Telecommunications Group Co. PJSC	22,079	101,421
First Abu Dhabi Bank PJSC	37,764	117,530

		426,472

United States — 0.3%
Southern Copper Corp.	832	43,547
Yum China Holdings, Inc.	4,835	257,367

		300,914

Total Common Stocks (cost $77,372,074)		79,892,289

EXCHANGE-TRADED FUNDS — 7.2%
United States — 7.2%
iShares MSCI China A ETF	94,856	3,580,823
iShares MSCI Emerging Markets ETF	77,617	3,470,256

Total Exchange-Traded Funds (cost $6,751,739)		7,051,079

WARRANTS — 0.0%
Thailand — 0.0%
Minor International PCL Expires 09/30/2021 (strike price THB 41.88)†	1,605	0
Minor International PCL Expires 12/31/2021 (strike price THB 41.88)†	1,765	14
BTS Group Holdings PCL NVDR Expires 02/16/2021 (strike price THB 14.00)†	5,940	89
Srisawad Corp. PLC Expires 08/30/2020 (strike price THB 100.00)†	320	84

Total Warrants (cost $0)		187

Total Long-Term Investment Securities (cost $84,123,813)		86,943,555

SHORT-TERM INVESTMENT SECURITIES — 1.4%
U.S. Government Treasuries — 1.4%
United States Treasury Bills
0.08% due 02/25/2021(1)	$200,000	199,935
0.14% due 04/22/2021(1)	500,000	499,758
0.14% due 01/28/2021(1)	100,000	99,977
0.15% due 03/25/2021(1)	100,000	99,962
0.15% due 06/17/2021(1)	200,000	199,871
0.16% due 05/20/2021(1)	200,000	199,858
0.17% due 12/31/2020(1)	100,000	99,985

Total Short-Term Investment Securities (cost $1,399,121)		1,399,346

TOTAL INVESTMENTS — (cost $85,522,934)	90.3%	88,342,901
Other assets less liabilities	9.7	9,438,259

NET ASSETS	100.0%	$97,781,160

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $2,363,817 representing 2.4% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CPO — Certification de Participations Ordinario

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt
THB	— Thai Baht

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
198	Long	MSCI Emerging Markets Index	December 2020	$11,042,781	$10,908,810	$(133,971)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
E-Commerce/Products	11.4%
Banks-Commercial	8.8
Internet Content-Information/News	7.6
Exchange-Traded Funds	7.2
Semiconductor Components-Integrated Circuits	5.7
Electronic Components-Semiconductors	5.3
Oil Companies-Integrated	1.9
Diversified Financial Services	1.7
Auto-Cars/Light Trucks	1.6
Cellular Telecom	1.6
Computer Services	1.5
Oil Refining & Marketing	1.4
Real Estate Operations & Development	1.4
U.S. Government Treasuries	1.4
Insurance-Life/Health	1.1
Web Portals/ISP	1.0
Electronic Components-Misc.	1.0
Telecom Services	0.9
Insurance-Multi-line	0.9
Entertainment Software	0.8
Petrochemicals	0.8
Chemicals-Diversified	0.8
Medical-Drugs	0.7
Schools	0.7
Wireless Equipment	0.7
Food-Misc./Diversified	0.6
Finance-Mortgage Loan/Banker	0.6
Steel-Producers	0.6
Metal-Iron	0.6
Building Products-Cement	0.5
Oil Companies-Exploration & Production	0.5
Internet Content-Entertainment	0.5
Soap & Cleaning Preparation	0.5
Cosmetics & Toiletries	0.5
Retail-Apparel/Shoe	0.5
Food-Retail	0.4
Gold Mining	0.4
Computers	0.4
Medical-Generic Drugs	0.4
Medical Labs & Testing Services	0.4
Retail-Restaurants	0.4
Medical-Biomedical/Gene	0.4
Electric-Integrated	0.4
Brewery	0.4
Food-Dairy Products	0.4
Gas-Distribution	0.3
E-Commerce/Services	0.3
Real Estate Management/Services	0.3
Finance-Other Services	0.3
Metal-Diversified	0.3
Photo Equipment & Supplies	0.3
Retail-Drug Store	0.3
Insurance-Property/Casualty	0.3
Beverages-Non-alcoholic	0.3
Retail-Hypermarkets	0.3
Retail-Automobile	0.3
Retail-Convenience Store	0.3
Agricultural Chemicals	0.3
Platinum	0.3
Building-Heavy Construction	0.2
Tobacco	0.2
Retail-Discount	0.2
Textile-Apparel	0.2
Auto/Truck Parts & Equipment-Original	0.2
Airport Development/Maintenance	0.2
Disposable Medical Products	0.2
Power Converter/Supply Equipment	0.2
Applications Software	0.2
Transport-Services	0.2
Machinery-General Industrial	0.2
Telephone-Integrated	0.2
Retail-Misc./Diversified	0.2
Auto-Heavy Duty Trucks	0.2
Medical-Hospitals	0.2
Hotels/Motels	0.2
Shipbuilding	0.2
Appliances	0.2
Motorcycle/Motor Scooter	0.2
Cable/Satellite TV	0.2
Electric-Generation	0.1
Finance-Investment Banker/Broker	0.1
Diversified Operations	0.1
Investment Companies	0.1
Building & Construction-Misc.	0.1
Chemicals-Plastics	0.1
Non-Ferrous Metals	0.1
Miscellaneous Manufacturing	0.1
Energy-Alternate Sources	0.1
Coatings/Paint	0.1
Water	0.1
Coal	0.1
Paper & Related Products	0.1
Audio/Video Products	0.1
Transport-Rail	0.1
Medical-HMO	0.1
Finance-Leasing Companies	0.1
Rubber/Plastic Products	0.1
Non-Hazardous Waste Disposal	0.1
Computer Software	0.1
Rental Auto/Equipment	0.1
Electric-Distribution	0.1
Enterprise Software/Service	0.1
Building & Construction Products-Misc.	0.1
Electric-Transmission	0.1
Food-Baking	0.1
Food-Wholesale/Distribution	0.1
Finance-Consumer Loans	0.1
Metal Processors & Fabrication	0.1
Educational Software	0.1
Food-Meat Products	0.1
Banks-Money Center	0.1
Agricultural Operations	0.1
Communications Software	0.1
Retail-Jewelry	0.1
Banks-Regional	0.1
Female Health Care Products	0.1
Diversified Banking Institutions	0.1
Pastoral & Agricultural	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Pipelines	0.1
Oil-Field Services	0.1
Internet Connectivity Services	0.1
Semiconductor Equipment	0.1
Networking Products	0.1
Transport-Truck	0.1
Medical-Wholesale Drug Distribution	0.1
Retail-Building Products	0.1

90.3%

*	Calculated as a percentage of net assets

The	following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$19,054,336	$60,837,953	**	$—	$79,892,289
Exchange-Traded Funds	7,051,079	—		—	7,051,079
Warrants	187	—		—	187
Short-Term Investment Securities	—	1,399,346		—	1,399,346

Total Investments at Value	$26,105,602	$62,237,299		$—	$88,342,901

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$133,971	$—		$—	$133,971

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 1).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

At the beginning of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio. There were no Level 3 investments at the end of the period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Hermes Corporate Bond Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 84.5%
Advertising Agencies — 0.4%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.63% due 05/01/2022	$3,000,000	$3,137,817
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,942,068
		5,079,885
Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	350,000	364,000
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	100,000	91,875
		455,875
Aerospace/Defense — 0.6%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,258,520
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,849,264
Boeing Co. Senior Notes 3.95% due 08/01/2059	1,670,000	1,487,911
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,026,709
		8,622,404
Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	675,000	658,969
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,275,000	1,329,174
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	275,000	274,230
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	475,000	474,406
TransDigm, Inc. Company Guar. Notes 6.50% due 05/15/2025	1,250,000	1,250,000
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	284,034
		4,270,813
Airlines — 0.1%
Southwest Airlines Co Senior Notes 5.25% due 05/04/2025	705,000	781,868
Apparel Manufacturers — 0.1%
Hanesbrands, Inc. Company Guar. Notes 4.88% due 05/15/2026*	325,000	349,375
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	236,250
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	131,172
		716,797
Applications Software — 0.2%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	787,500
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,500,000	1,594,245
		2,381,745
Auto-Cars/Light Trucks — 1.2%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	617,188
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	575,000	575,000
Ford Motor Credit Co. LLC Senior Notes 3.81% due 10/12/2021	650,000	653,250
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	727,030
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	566,375
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	201,500
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	200,000	202,831
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	500,000	499,375
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	275,000	277,063
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,090,687
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	807,775
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,055,000	1,137,466
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,250,000	3,628,744

General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/06/2021	1,750,000	1,773,576
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,830,278
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,552,524
		17,140,662
Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,050,000	1,115,951
Auto/Truck Parts & Equipment-Original — 0.1%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.50% due 04/01/2027	875,000	879,375
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	78,728
		958,103
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 7.00% due 05/15/2026*	75,000	80,005
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	200,000	219,940
		299,945
Banks-Commercial — 1.2%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,884,172
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,448,044
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,696,543
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	3,338,730
Manufacturers & Traders Trust Co. FRS Sub. Notes 0.89% (3 ML+0.64%) due 12/01/2021	2,860,000	2,860,168
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	296,000	319,753
		16,547,410
Banks-Super Regional — 1.7%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,585,436
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,862,453
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,831,399
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	1,340,000	1,350,859
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	1,793,590
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,495,000	2,655,445
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,509,712
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,931,294
		22,520,188
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	775,000	782,363
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	225,000	231,552
Energizer Holdings, Inc. Company Guar. Notes 7.75% due 01/15/2027*	100,000	108,000
		1,121,915
Beverages-Non-alcoholic — 0.3%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,296,200
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,718,098
		4,014,298
Brewery — 2.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,795,502
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,999,661
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.30% due 02/01/2023	4,494,000	4,754,848

Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,459,865
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	429,205
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	6,418,962
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	3,017,814
		28,875,857
Broadcast Services/Program — 0.6%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	775,000	452,891
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	950,000	379,193
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,251,003
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	2,043,691
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	167,125
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	525,000	518,207
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	104,125
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,898,710	1,842,147
Nexstar Broadcasting, Inc. Senior Notes 4.75% due 11/01/2028*	475,000	480,296
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,500,000	1,563,750
		8,802,428
Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	850,000	827,333
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	175,000	180,250
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,375,000	1,417,969
		2,425,552
Building Products-Air & Heating — 0.3%
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	645,000	644,803
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,555,321
		4,200,124
Building Products-Doors & Windows — 0.1%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	325,000	332,004
Cornerstone Building Brands, Inc. Company Guar. Notes 8.00% due 04/15/2026*	1,100,000	1,144,000
		1,476,004
Building Products-Wood — 0.8%
Masco Corp. Senior Notes 4.38% due 04/01/2026	5,125,000	5,968,351
Masco Corp. Senior Notes 4.50% due 05/15/2047	3,800,000	4,505,158
Masco Corp. Senior Notes 5.95% due 03/15/2022	554,000	593,823
		11,067,332
Cable/Satellite TV — 3.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,767,763
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	675,000	701,497
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032*	1,200,000	1,240,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,076,762
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	575,000	603,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 05/01/2025*	850,000	872,950

CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	425,000	460,063
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.75% due 02/15/2026*	700,000	725,662
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.88% due 05/01/2027*	1,400,000	1,460,732
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,350,000	2,707,422
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	3,189,938
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,717,264
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	5,242,367
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	1,554,000	1,873,184
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	2,625,000	2,914,268
CSC Holdings LLC Senior Notes 3.38% due 02/15/2031*	200,000	192,352
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	1,025,000	1,042,199
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	524,990
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	240,188
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	525,000	546,263
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,238,156
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,425,000	1,523,389
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022	1,100,000	1,160,500
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	375,000	410,574
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	980,884
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	175,000	176,313
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	800,000	847,988
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 08/01/2022*	125,000	125,938
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	650,000	668,206
Sirius XM Radio, Inc. Company Guar. Notes 4.63% due 07/15/2024*	850,000	876,520
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	925,000	963,350
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	100,000	108,845
Time Warner Cable LLC Senior Sec. Notes 4.00% due 09/01/2021	3,273,000	3,337,162
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	1,086,305
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,410,000	4,098,024
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	922,754
		48,625,022
Casino Hotels — 0.4%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	950,000	923,884
Boyd Gaming Corp. Company Guar. Notes 6.00% due 08/15/2026	225,000	230,555
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	600,000	622,548
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	75,000	82,103
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	536,000	526,789
MGM Resorts International Company Guar. Notes 4.75% due 10/15/2028	325,000	317,688

MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	115,000	116,105
MGM Resorts International Company Guar. Notes 5.75% due 06/15/2025	329,000	341,856
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	492,812
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	157,785
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	475,000	450,062
Station Casinos LLC Company Guar. Notes 5.00% due 10/01/2025*	1,200,000	1,194,000
		5,456,187
Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	614,621
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	825,000	861,048
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	102,500
		1,578,169
Cellular Telecom — 0.5%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,375,000	1,581,525
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	500,000	590,000
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	225,000	273,818
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	240,833
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031*	2,010,000	1,985,338
T-Mobile USA, Inc. Company Guar. Notes 4.50% due 02/01/2026	725,000	743,125
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	294,634
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	350,000	350,000
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2026	1,200,000	1,250,400
		7,309,673
Chemicals-Diversified — 0.5%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,000,000	1,037,500
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	508,250
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*	4,050,000	4,055,465
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	635,000	636,584
		6,237,799
Chemicals-Specialty — 0.1%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	550,000	543,125
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	225,000	228,094
PQ Corp. Company Guar. Notes 5.75% due 12/15/2025*	500,000	515,937
W.R. Grace & Co. Company Guar. Notes 4.88% due 06/15/2027*	325,000	338,572
		1,625,728
Circuit Boards — 0.1%
TTM Technologies, Inc. Company Guar. Notes 5.63% due 10/01/2025*	775,000	796,313
Coatings/Paint — 0.4%
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,888,944
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,036,764
		5,925,708
Commercial Services — 0.4%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,585,354
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	431,000	431,215
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	386,719
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	425,000	446,250
		4,849,538

Commercial Services-Finance — 1.2%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,862,177
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,689,735
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,420,666
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	3,099,692
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	1,075,000	1,056,188
Refinitiv US Holdings, Inc. Senior Sec. Notes 6.25% due 05/15/2026*	275,000	293,736
Refinitiv US Holdings, Inc. Company Guar. Notes 8.25% due 11/15/2026*	1,750,000	1,907,412
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	1,850,000	2,146,568
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	811,974
		16,288,148
Computer Services — 0.8%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	325,000	341,608
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	150,000	152,250
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	5,095,000	5,050,673
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025*	1,475,000	1,632,560
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	970,555
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	130,945
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	2,450,000	2,486,137
		10,764,728
Computers — 1.2%
Apple, Inc. Senior Notes 2.65% due 05/11/2050	3,745,000	3,777,639
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	3,420,000	3,962,460
Dell International LLC/EMC Corp. Senior Sec. Notes 5.85% due 07/15/2025*	2,285,000	2,684,528
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	1,940,000	2,299,764
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*	880,000	1,075,505
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	2,100,000	2,176,188
		15,976,084
Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	495,000
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	775,000	767,250
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	154,594
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	250,000	261,875
NCR Corp. Company Guar. Notes 8.13% due 04/15/2025*	25,000	27,500
		1,706,219
Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	178,955
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	208,792
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	281,571
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,197,031
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	188,918
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	4,187,012
		7,242,279

Consumer Products-Misc. — 0.1%
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	285,656
Prestige Brands, Inc. Company Guar. Notes 6.38% due 03/01/2024*	1,150,000	1,175,875
		1,461,531
Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	475,000	469,656
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	400,152
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	2,150,000	2,074,105
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	966,625
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	700,000	768,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	175,000	187,688
		4,866,476
Containers-Paper/Plastic — 1.2%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	523,073
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	900,000	941,360
Berry Global, Inc. Sec. Notes 5.13% due 07/15/2023	106,000	107,299
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,350,000	2,311,812
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,275,000	1,288,260
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	300,000	300,000
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	325,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu Senior Sec. Notes 4.00% due 10/15/2027*	1,275,000	1,290,937
Sealed Air Corp. Company Guar. Notes 4.00% due 12/01/2027*	350,000	366,625
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	400,000	436,500
Trident Merger Sub, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,017,312
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	475,000	499,938
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	746,900
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,698,969
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,536,174
		16,390,659
Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	394,118
Data Processing/Management — 1.1%
Dun & Bradstreet Corp. Senior Sec. Notes 6.88% due 08/15/2026*	270,000	288,900
Dun & Bradstreet Corp. Company Guar. Notes 10.25% due 02/15/2027*	1,005,000	1,125,298
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	125,000	129,219
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	4,041,663
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,488,985
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,647,219
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,374,621
		15,095,905

Diagnostic Equipment — 0.4%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,000,000	1,036,200
Avantor, Inc. Senior Sec. Notes 6.00% due 10/01/2024*	450,000	470,205
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	2,147,970
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	2,040,000	2,263,470
		5,917,845
Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,050,000	2,095,602
Disposable Medical Products — 0.0%
Teleflex, Inc. Company Guar. Notes 4.25% due 06/01/2028*	100,000	104,500
Teleflex, Inc. Company Guar. Notes 4.63% due 11/15/2027	125,000	131,816
Teleflex, Inc. Company Guar. Notes 4.88% due 06/01/2026	100,000	104,000
		340,316
Distribution/Wholesale — 0.3%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	152,250
American Builders & Contractors Supply Co., Inc. Company Guar. Notes 5.88% due 05/15/2026*	1,475,000	1,530,312
CD&R Waterworks Merger Sub LLC Senior Notes 6.13% due 08/15/2025*	1,525,000	1,547,875
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	800,000	806,000
		4,036,437
Diversified Banking Institutions — 8.7%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,427,830
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,781,062
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	4,299,316
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,342,975
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,580,451
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,116,204
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,706,724
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,891,366
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	3,158,174
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,334,820
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,494,428
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,252,217
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,713,055
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	6,944,171
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,533,640
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,547,795
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,963,615
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	2,685,000	2,686,777
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,335,214
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,646,482
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,992,477
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	4,000,000	4,257,577

JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,089,549
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,612,493
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,637,745
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	628,502
Morgan Stanley Senior Notes 2.50% due 04/21/2021	4,695,000	4,742,058
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,278,404
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	9,316,478
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,330,013
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,920,035
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,357,358
		118,919,005
Diversified Manufacturing Operations — 0.8%
General Electric Co. Senior Notes 4.35% due 05/01/2050	895,000	953,524
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	1,675,000	1,712,688
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,457,779
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	994,060
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,356,605
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,124,258
		10,598,914
Drug Delivery Systems — 0.7%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,426,615
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,792,099
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,778,439
		8,997,153
E-Commerce/Services — 0.9%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,153,631
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	325,000	323,375
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,770,000	2,784,225
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	4,450,000	4,770,430
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	300,000	314,250
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	791,469
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	647,094
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	450,000	468,063
		12,252,537
Electric Products-Misc. — 0.4%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,592,728
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	1,500,000	1,498,125
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 06/15/2024	250,000	255,625
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	269,375
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	875,000	958,125
		5,573,978
Electric-Distribution — 0.4%
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,260,289
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,602,506
		4,862,795

Electric-Generation — 0.4%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,375,388
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,273,247
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	225,000	234,592
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	365,750
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	439,875
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	925,000	964,312
		5,653,164
Electric-Integrated — 2.3%
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,664,257
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,413,182
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,247,101
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,426,089
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,789,103
DPL, Inc. Senior Notes 4.13% due 07/01/2025*	150,000	156,750
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	148,229
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,646,705
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,687,708
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	5,156,129
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	566,954
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,263,462
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,216,320
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,027,400
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,729,143
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	619,711
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	741,213
		31,499,456
Electronic Components-Semiconductors — 0.7%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	3,440,000	3,797,353
Microchip Technology, Inc. Company Guar. Notes 4.25% due 09/01/2025*	475,000	493,130
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	540,000	561,994
Micron Technology, Inc. Senior Notes 4.64% due 02/06/2024	2,750,000	3,059,524
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	275,000	279,813
Qorvo, Inc. Company Guar. Notes 3.38% due 04/01/2031*	250,000	253,125
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	455,651
		8,900,590
Electronic Measurement Instruments — 1.5%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,635,699
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,541,901
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,711,113

Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,725,000	2,688,059
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,345,672
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,404,503
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,971,965
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,129,810
		20,428,722
Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	5,570,000	6,004,903
Energy-Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,714,375
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	101,750
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	563,320
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	1,250,000	1,372,281
		3,751,726
Enterprise Software/Service — 0.4%
BY Crown Parent LLC/BY Bond Finance, Inc. Senior Sec. Notes 4.25% due 01/31/2026*	200,000	202,500
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	311,250
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	4,720,913
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	650,000	659,165
		5,893,828
Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	140,076
Navient Corp. Senior Notes 5.88% due 10/25/2024	1,425,000	1,414,312
Navient Corp. Senior Notes 6.75% due 06/25/2025	475,000	482,125
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	151,125
SLM Corp. Senior Notes 5.50% due 01/25/2023	225,000	224,438
		2,412,076
Finance-Credit Card — 0.9%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,460,246
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,879,296
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,428,979
		11,768,521
Finance-Investment Banker/Broker — 0.4%
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,507,595
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	3,996,870
		5,504,465
Finance-Mortgage Loan/Banker — 0.2%
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	475,000	467,875
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	700,000	688,625
Quicken Loans, Inc. Company Guar. Notes 5.25% due 01/15/2028*	600,000	627,156
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,450,000	1,467,690
		3,251,346
Finance-Other Services — 0.2%
CBOE Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,392,877

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	185,250
Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,357,625
Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 4.75% due 06/01/2026	275,000	273,281
Aramark Services, Inc. Company Guar. Notes 5.00% due 04/01/2025*	150,000	152,261
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	1,500,000	1,513,290
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	275,000	288,442
		2,227,274
Food-Meat Products — 0.4%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	1,495,000	1,523,151
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,640,595
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	1,250,000	1,644,265
		4,808,011
Food-Misc./Diversified — 1.3%
B&G Foods, Inc. Company Guar. Notes 5.25% due 04/01/2025	300,000	309,000
Conagra Brands, Inc. Senior Notes 1.38% due 11/01/2027	1,865,000	1,849,401
General Mills, Inc. Senior Notes 4.70% due 04/17/2048	1,075,000	1,438,950
Kraft Heinz Foods Co. Company Guar. Notes 3.00% due 06/01/2026	1,355,000	1,376,916
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	200,000	205,298
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	400,000	443,130
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	525,000	542,063
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	50,000	54,175
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	870,000	921,510
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	3,140,000	3,396,836
McCormick & Co., Inc. Senior Notes 3.40% due 08/15/2027	2,915,000	3,250,738
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	256,875
Post Holdings, Inc. Company Guar. Notes 5.00% due 08/15/2026*	100,000	103,700
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	606,625
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,200,000	2,304,962
		17,060,179
Food-Retail — 0.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	325,000	318,809
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	126,987
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	675,000	654,818
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.88% due 02/15/2030*	175,000	185,868
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,420,000	1,463,487
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,541,975
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,610,903
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,363,648
		9,266,495

Food-Wholesale/Distribution — 0.0%
US Foods, Inc. Company Guar. Notes 5.88% due 06/15/2024*	225,000	224,156
Gambling (Non-Hotel) — 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	725,000	688,532
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	125,000	128,204
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	1,050,000	976,500
Twin River Worldwide Holdings, Inc. Company Guar. Notes 6.75% due 06/01/2027*	450,000	455,661
		2,248,897
Gas-Distribution — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	107,000
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	345,313
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	191,760
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	950,000	1,040,601
Dominion Energy Gas Holdings LLC Senior Notes 3.00% due 11/15/2029	1,200,000	1,305,163
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,953,510
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,942,422
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,215,774
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,144,268
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	1,120,000	1,245,757
		13,491,568
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 4.25% due 09/01/2024	200,000	198,900
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	900,000	911,250
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	77,504
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	288,256
Wyndham Hotels & Resorts, Inc. Company Guar. Notes 4.38% due 08/15/2028*	300,000	298,176
		1,774,086
Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	1,525,000	938,943
Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	400,000	407,000
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	252,428
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	275,000	280,761
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	438,220
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	100,000	102,712
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	550,000	596,062
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	325,000	350,496
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	575,000	605,187
NRG Energy, Inc. Company Guar. Notes 7.25% due 05/15/2026	225,000	237,823
		3,270,689

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	148,500
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	225,000	235,125
		383,625
Instruments-Scientific — 0.2%
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,786,979
Insurance Brokers — 0.6%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 6.75% due 10/15/2027*	1,675,000	1,758,750
HUB International, Ltd. Senior Notes 7.00% due 05/01/2026*	3,950,000	4,048,750
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,900,000	1,930,875
		7,738,375
Insurance-Life/Health — 1.0%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,995,450
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,043,603
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,871,396
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,221,171
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,158,618
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	3,180,181
		13,470,419
Insurance-Multi-line — 0.6%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,165,126
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,840,401
		8,005,527
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	723,986
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	595,391
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,665,155
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	631,285
		3,615,817
Insurance-Property/Casualty — 0.3%
AmWINS Group, Inc. Company Guar. Notes 7.75% due 07/01/2026*	1,675,000	1,788,062
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,412,813
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	480,375
		3,681,250
Internet Brokers — 0.2%
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,957,026
Investment Management/Advisor Services — 1.0%
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,321,762
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	3,229,081
NFP Corp Senior Notes 6.88% due 08/15/2028*	2,150,000	2,085,500
NFP Corp. Senior Sec. Notes 7.00% due 05/15/2025*	125,000	132,187
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,476,733
Stifel Financial Corp. Senior Notes 3.50% due 12/01/2020	2,540,000	2,545,359
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	963,732
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,217,141
		13,971,495

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	783,301
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,332,582
		3,115,883
Machinery-General Industrial — 0.1%
Stevens Holding Co, Inc. Company Guar. Notes 6.13% due 10/01/2026*	200,000	213,750
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	600,000	617,520
Westinghouse Air Brake Company Guar. Notes 3.20% due 06/15/2025	970,000	1,033,320
		1,864,590
Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,652,330
Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	585,000	612,239
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,418,881
		3,031,120
Medical Labs & Testing Services — 0.3%
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	235,125
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,217,764
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	225,000	235,688
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	541,905
West Street Merger Sub, Inc. Senior Notes 6.38% due 09/01/2025*	1,725,000	1,750,875
		3,981,357
Medical Products — 0.7%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	4,242,614
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	2,900,000	4,082,548
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,764,930
		10,090,092
Medical-Biomedical/Gene — 1.5%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,315,734
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,392,891
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,053,041
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	3,048,294
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	2,345,000	3,048,645
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	125,000	125,625
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,142,310
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,681,114
		19,807,654
Medical-Drugs — 2.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	3,950,000	4,313,711
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,575,000	3,911,488
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	955,000	988,682
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025*	890,000	987,810
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	625,000	683,387
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	661,500
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	1,033,939
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,202,612
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	779,219

Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	2,600,000	2,957,040
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	5,530,000	7,616,735
Merck & Co., Inc. Senior Bonds 2.45% due 06/24/2050	4,795,000	4,755,118
		29,891,241
Medical-HMO — 0.4%
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	1,025,148
Centene Corp. Senior Notes 3.00% due 10/15/2030	275,000	285,575
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	285,656
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,131,653
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,170,390
Centene Corp. Senior Notes 4.75% due 01/15/2025	750,000	770,625
Centene Corp. Senior Notes 5.38% due 06/01/2026*	1,200,000	1,262,652
Centene Corp. Senior Notes 5.38% due 08/15/2026*	150,000	158,625
		6,090,324
Medical-Hospitals — 1.1%
Acadia Healthcare Co, Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	128,788
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	78,000
Acadia Healthcare Co., Inc. Company Guar. Notes 5.63% due 02/15/2023	550,000	552,063
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024	1,375,000	1,405,937
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.25% due 03/31/2023	950,000	941,687
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	150,000	146,280
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	525,000	527,100
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.63% due 01/15/2024*	375,000	380,625
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,125,000	1,150,413
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,700,000	1,882,461
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	850,000	989,357
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	565,000
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029	225,000	264,710
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	225,000	222,685
LifePoint Health, Inc. Senior Sec. Notes 6.75% due 04/15/2025*	375,000	396,563
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,275,000	1,373,812
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	375,000	381,338
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	50,688
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	625,000	634,019
Tenet Healthcare Corp. Sec. Notes 5.13% due 05/01/2025	1,100,000	1,088,670
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	540,593
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	100,000	97,000
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	738,178
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	725,000	741,312
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	80,791
		15,358,070

Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,550,000	1,530,625
Medical-Wholesale Drug Distribution — 0.0%
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	290,813
Metal Products-Distribution — 0.4%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	1,805,000	2,014,206
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,460,633
		5,474,839
Metal-Copper — 0.2%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	127,578
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	350,000	365,313
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	880,687
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	260,675
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	375,000	405,000
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	525,000	601,125
		2,640,378
Multimedia — 0.2%
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,969,187
Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	675,000	684,281
Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	150,000	149,813
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	335,671
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	221,000
Xerox Corp. Senior Notes 4.50% due 05/15/2021	243,000	246,645
		953,129
Oil Companies-Exploration & Production — 1.6%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	450,000	333,169
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023	425,000	357,000
Apache Corp. Senior Notes 4.63% due 11/15/2025	125,000	118,750
Apache Corp. Senior Notes 4.88% due 11/15/2027	275,000	258,087
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 7.00% due 11/01/2026*	400,000	354,000
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	575,000	391,627
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	575,000	207,000
Callon Petroleum Co. Company Guar. Notes 6.25% due 04/15/2023	325,000	126,750
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	275,000	66,000
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	550,000	151,250
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	650,000	238,875
Chesapeake Energy Corp. Company Guar. Notes 7.00% due 10/01/2024†(4)(5)	650,000	32,500
Chesapeake Energy Corp. Sec. Notes 11.50% due 01/01/2025*†(4)(5)	735,000	108,413
Cimarex Energy Co. Senior Notes 3.90% due 05/15/2027	1,330,000	1,397,330
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	400,000	360,000
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,125,000	1,106,302

Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.50% due 01/30/2026*	100,000	100,500
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	275,000	285,312
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	350,000	363,125
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	154,500
EQT Corp. Senior Notes 7.88% due 02/01/2025	525,000	584,062
EQT Corp. Senior Notes 8.75% due 02/01/2030	350,000	434,875
Gulfport Energy Corp. Company Guar. Notes 6.00% due 10/15/2024†(5)	175,000	95,375
Gulfport Energy Corp. Company Guar. Notes 6.38% due 05/15/2025†(5)	275,000	152,625
Gulfport Energy Corp. Company Guar. Notes 6.38% due 01/15/2026†(5)	250,000	136,875
Jagged Peak Energy LLC Company Guar. Notes 5.88% due 05/01/2026	475,000	489,250
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	4,347,152
Oasis Petroleum, Inc. Company Guar. Notes 6.25% due 05/01/2026*†(4)(5)	675,000	146,813
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022†(4)(5)	521,000	102,637
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	500,000	416,150
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	250,000	193,125
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	175,000	136,882
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	175,000	141,141
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	542,750
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	550,000	374,000
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	571,387
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	150,750
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	374,000
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	125,000	101,250
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	481,965
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	341,250
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	875,000	856,406
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.25% due 08/15/2025*	100,000	103,000
Parsley Energy LLC/Parsley Finance Corp. Company Guar. Notes 5.63% due 10/15/2027*	250,000	265,937
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	612,625
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	200,000	194,500
QEP Resources, Inc. Senior Notes 5.25% due 05/01/2023	375,000	298,125
QEP Resources, Inc. Senior Notes 5.63% due 03/01/2026	400,000	254,000
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	450,000	417,656
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	290,096
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026*	250,000	265,000
SM Energy Co. Senior Notes 5.63% due 06/01/2025	150,000	58,907
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	46,875

SM Energy Co. Senior Notes 6.75% due 09/15/2026	750,000	288,750
Ultra Resources, Inc. Company Guar. Notes 7.13% due 04/15/2025*†(4)(5)	350,000	1,138
WPX Energy, Inc. Senior Notes 4.50% due 01/15/2030	400,000	384,000
WPX Energy, Inc. Senior Notes 5.25% due 10/15/2027	175,000	175,509
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	225,000	231,075
WPX Energy, Inc. Senior Notes 5.88% due 06/15/2028	50,000	51,125
		21,619,528
Oil Companies-Integrated — 0.5%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,448,340
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	3,077,353
BP Capital Markets America, Inc. Company Guar. Notes 4.74% due 03/11/2021	2,290,000	2,326,269
		6,851,962
Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,963,116
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	852,325
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	225,000	225,422
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.88% due 03/15/2028	225,000	233,437
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,602,145
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,010,006
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	1,540,000	1,986,579
		7,873,030
Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	175,000	168,875
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,250,000	1,225,000
SESI LLC Company Guar. Notes 7.13% due 12/15/2021	325,000	74,750
SESI LLC Company Guar. Notes 7.75% due 09/15/2024	1,300,000	299,000
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,175,000	1,165,142
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	725,000	728,777
		3,661,544
Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	150,000	150,750
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	1,150,000	1,208,937
		1,359,687
Pharmacy Services — 1.4%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,215,000	2,396,287
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,626,377
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,862,954
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,270,084
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,780,451
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	3,475,092
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,601,158
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	292,633	313,187
		19,325,590

Pipelines — 4.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 09/15/2024	1,125,000	1,052,100
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	675,000	607,500
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	1,001,250
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 5.88% due 08/01/2023	375,000	373,125
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,841,562
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,046,698
Buckeye Partners LP Senior Notes 4.13% due 03/01/2025*	250,000	236,875
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	450,000	427,500
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	458,784
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,300,000	1,322,360
Cheniere Energy Partners LP Company Guar. Notes 5.63% due 10/01/2026	350,000	359,310
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	225,000	232,313
CNX Midstream Partners LP/CNX Midstream Finance Corp. Senior Notes 6.50% due 03/15/2026*	1,350,000	1,371,735
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,379,685
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,628,685
Energy Transfer Operating LP Company Guar. Notes 4.90% due 02/01/2024	4,250,000	4,543,586
Energy Transfer Operating LP Company Guar. Notes 5.15% due 03/15/2045	3,013,000	2,801,240
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,657,860
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	375,000	373,014
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	962,112
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	333,125
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	525,000	550,617
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	100,000	95,000
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	500,000	497,500
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	475,000	450,063
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,024,956
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	698,713
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,692,877
MPLX LP Senior Notes 4.25% due 12/01/2027	850,000	942,323
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,190,733
MPLX LP Senior Notes 5.20% due 03/01/2047	2,250,000	2,365,126
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	2,838,931
NuStar Logistics LP Company Guar. Notes 5.63% due 04/28/2027	1,450,000	1,421,000
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	100,000	100,683
NuStar Logistics LP Company Guar. Notes 6.00% due 06/01/2026	150,000	148,125
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	100,000	100,625

Rattler Midstream LP Company Guar. Notes 5.63% due 07/15/2025*	350,000	359,625
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	835,000	820,344
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,025,000	825,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	518,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	175,000	170,784
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	825,000	814,687
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023	150,000	149,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	628,125
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030*	775,000	779,030
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,100,000	1,122,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	78,563
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,390,457
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,553,966
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	408,884
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	250,000
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	150,000	144,000
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	255,000
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	323,750
Western Midstream Operating LP Senior Notes 5.05% due 02/01/2030	250,000	237,166
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,525,000	1,227,625
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	161,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	2,960,000	3,152,443
		62,498,190
Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.88% due 06/01/2024	925,000	922,688
Publishing-Newspapers — 0.2%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028*	400,000	394,432
TEGNA, Inc. Company Guar. Notes 4.75% due 03/15/2026*	175,000	179,813
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,392,187
TEGNA, Inc. Company Guar. Notes 5.50% due 09/15/2024*	147,000	149,756
		2,116,188
Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,141,875
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	488,124
		1,629,999
Radio — 0.1%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	400,000	372,000
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	700,000	609,056
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	925,000	777,000
		1,758,056

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,697,526
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,414,849
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,713,096
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	3,062,437
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,510,605
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	2,435,000	2,428,143
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,988,206
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,926,214
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,840,697
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,932,886
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	515,275
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,935,223
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	384,375
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	152,769
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	157,905
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,467,334
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,702,688
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,501,637
Tanger Properties LP Senior Notes 3.75% due 12/01/2024	1,000,000	997,155
Tanger Properties LP Senior Notes 3.88% due 12/01/2023	2,100,000	2,120,103
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,371,273
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	50,185
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.75% due 02/15/2027*	75,000	75,188
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	177,188
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	381,319
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	493,530
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	1,949,819
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	2,100,543
		47,048,168
Real Estate Management/Services — 0.0%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	325,000	345,719
Rental Auto/Equipment — 0.6%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	885,354
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,379,504

United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	207,250
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	200,000	202,000
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	153,015
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	918,750
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	265,781
United Rentals North America, Inc. Company Guar. Notes 5.88% due 09/15/2026	400,000	420,950
		8,432,604
Research & Development — 0.1%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	475,000	490,671
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	375,000	390,866
		881,537
Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	75,000	78,750
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	775,000	720,982
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	264,688
		1,064,420
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 8.00% due 07/15/2027*	650,000	669,500
Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,831,559
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,758,347
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,069,346
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,251,172
		8,910,424
Retail-Automobile — 0.1%
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,202,020
Retail-Building Products — 0.5%
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	5,130,000	5,796,906
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	650,000	666,250
		6,463,156
Retail-Discount — 0.1%
Dollar Tree, Inc. Senior Notes 3.70% due 05/15/2023	1,630,000	1,748,175
Retail-Gardening Products — 0.1%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	1,510,000	1,484,217
Retail-Leisure Products — 0.0%
Party City Holdings, Inc. FRS Senior Sec. Notes 5.75% (6 ML+5.00%) due 07/15/2025*	451,623	316,136
Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.50% due 06/01/2024	625,000	631,844
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.75% due 03/01/2025	250,000	253,750
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,081,500
		1,967,094
Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	724,405
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 5.25% due 06/01/2026*	350,000	361,664
Yum! Brands, Inc. Senior Notes 4.75% due 01/15/2030*	250,000	268,750
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	109,845
		1,464,664

Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	150,000	150,000
Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 4.88% due 03/15/2027	200,000	194,641
Goodyear Tire & Rubber Co. Company Guar. Notes 5.00% due 05/31/2026	475,000	468,117
		662,758
Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	1,825,000	1,888,875
Security Services — 0.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	675,000	707,086
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,350,000	2,506,322
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	156,032
		3,369,440
Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	2,032,494
Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,887,581
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,689,274
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc. Senior Notes 3.15% due 08/01/2027	1,350,000	1,483,704
Software Tools — 0.1%
BY Crown Parent LLC Company Guar. Notes 7.38% due 10/15/2024*	1,625,000	1,641,250
Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	547,076
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	4,815,000	5,415,511
		5,962,587
Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,453,834
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	7,310,989
		10,764,823
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,350,302
Telephone-Integrated — 2.7%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,254,624
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,865,618
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	875,000	863,950
AT&T, Inc. Senior Notes 4.10% due 02/15/2028	2,500,000	2,869,043
AT&T, Inc. Senior Notes 4.25% due 03/01/2027	3,475,000	3,997,688
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	3,485,000	4,048,978
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,838,723
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,329,068
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,876,110
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/2028	750,000	948,750
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,707,820
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,728,201
		37,328,573

Television — 0.7%
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	174,563
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	1,275,000	1,280,980
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,911,314
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	125,000	123,125
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	1,250,000	1,301,050
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	350,594
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	675,000	656,437
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	375,000	352,734
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	425,000	424,139
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,350,000	1,328,643
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,108,980
		10,012,559
Tobacco — 0.8%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,608,225
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,920,530
		10,528,755
Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	375,000	379,688
Transport-Rail — 0.7%
Burlington Northern and Santa Fe Railway Co. Pass-Through Certs. Series 1992-2 7.57% due 01/02/2021	5,582	5,623
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	3,118,573
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	2,003,066
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,123,479
Watco Cos LLC/finance Co. Senior Notes 6.50% due 06/15/2027*	600,000	622,500
		8,873,241
Transport-Services — 0.5%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,353,745
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,523,808
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,591,582
		6,469,135
Trucking/Leasing — 0.7%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,270,484
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,624,824
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,982,341
		8,877,649
Vitamins & Nutrition Products — 0.3%
Mead Johnson Nutrition Co. Company Guar. Notes 3.00% due 11/15/2020	2,550,000	2,552,254
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	1,270,000	1,463,655
		4,015,909
Total U.S. Corporate Bonds & Notes (cost $1,067,885,612)		1,153,394,188
FOREIGN CORPORATE BONDS & NOTES — 11.9%
Aerospace/Defense — 0.01%
Embraer Netherlands Finance BV Company Guar. Notes 5.05% due 06/15/2025	2,020,000	1,951,320
Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	375,000	373,125

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,075,000	1,029,183
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	50,000	52,880
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	300,000	310,500
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	950,000	985,625
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026(1)*	875,000	883,750
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027(1)*	375,000	390,938
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029(1)*	375,000	396,563
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	150,000	157,131
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	2,200,000	2,294,930
		6,501,500
Beverages-Non-alcoholic — 0.4%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	5,151,708
Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,399,621
Cable/Satellite TV — 1.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	937,384
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,474,500
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	2,047,500
Virgin Media Finance PLC Senior Notes 5.00% due 07/15/2030*	500,000	497,500
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	203,250
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 08/15/2026*	400,000	416,140
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	213,682
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	825,000	822,946
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	231,188
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	725,000	752,187
Ziggo BV Senior Sec. Notes 5.50% due 01/15/2027*	1,034,000	1,072,775
		15,669,052
Cellular Telecom — 0.3%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,150,000	2,243,955
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	325,000
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,678,108
		4,247,063
Chemicals-Specialty — 0.2%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(1)	350,000	351,750
Alpha 3 BV/Alpha US Bidco, Inc. Company Guar. Notes 6.25% due 02/01/2025*	1,225,000	1,234,188
Nouryon Holding BV Senior Notes 8.00% due 10/01/2026*	1,400,000	1,473,500
		3,059,438
Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	157,125
Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	436,560
Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,687,256

Containers-Metal/Glass — 0.4%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027(1)*	1,825,000	1,854,656
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	700,000	718,550
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	325,000	333,613
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 02/15/2025*	725,000	749,469
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	550,000	576,125
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	800,000	856,160
		5,088,573
Cruise Lines — 0.0%
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	500,000	432,685
Diagnostic Equipment — 0.5%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,805,110
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,767,278
		6,572,388
Diversified Financial Services — 0.7%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	3,653,000	3,919,614
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,947,330
		9,866,944
Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	400,000	376,000
Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,112,198
Electric-Integrated — 0.5%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,775,762
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,191,234
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,515,860
		7,482,856
Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	2,175,186
Electronic Components-Semiconductors — 0.1%
ams AG Senior Notes 7.00% due 07/31/2025*	650,000	687,375
Sensata Technologies UK Financing Co. PLC Company Guar. Notes 6.25% due 02/15/2026*	425,000	439,875
		1,127,250
Electronic Security Devices — 0.3%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,400,000	3,724,808
Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	747,951
Food-Baking — 0.3%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,283,271
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,222,662
		4,505,933
Food-Misc./Diversified — 0.5%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	6,434,650
Gambling (Non-Hotel) — 0.1%
Stars Group Holdings BV/Stars Group US Co-Borrower LLC Company Guar. Notes 7.00% due 07/15/2026*	1,675,000	1,770,684
Hazardous Waste Disposal — 0.0%
Tervita Escrow Corp. Sec. Notes 7.63% due 12/01/2021*	400,000	384,000

Insurance Brokers — 0.0%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*	600,000	594,000
Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	899,729
Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,245,000	5,693,361
Machinery-General Industrial — 0.0%
Vertical Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	500,000	518,750
Medical-Drugs — 1.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,493,289
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,422,381
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,253,840
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	617,737
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	100,000	98,755
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	348,563
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	225,000	231,876
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	699,202
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	877,000	677,482
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	488,000	523,482
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*†(4)(5)	1,675,000	561,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*†(4)(5)	1,350,000	432,000
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,670,788
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	113,000	112,718
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	385,238
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	37,000	36,908
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,925,000	1,976,494
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 7.00% due 03/15/2024*	450,000	466,312
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	819,525
		17,827,715
Metal-Copper — 0.1%
HudBay Minerals, Inc. Company Guar. Notes 7.63% due 01/15/2025*	975,000	1,010,685
Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	550,000	220,000
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	125,000	47,500
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	141,750
Precision Drilling Corp. Company Guar. Notes 7.75% due 12/15/2023	550,000	407,000
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	800,000	264,000
		1,080,250
Oil Companies-Exploration & Production — 0.8%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,272,954
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,795,040
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,240,117
		10,308,111

Oil Companies-Integrated — 0.4%
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	2,800,000	2,855,832
Husky Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,503,017
		5,358,849
Retail-Restaurants — 0.4%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	75,000	74,438
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	3,450,000	3,428,437
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	253,125
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*	1,383,000	1,418,128
		5,174,128
Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(4)(5)	550,000	322,438
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(4)(5)	550,000	339,680
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(4)(5)	200,000	125,000
		787,118
Security Services — 0.2%
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	425,000	414,375
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,872,000	1,998,360
		2,412,735
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.00% due 06/26/2027*	1,440,000	1,584,160
Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,379,959
Telephone-Integrated — 0.6%
Telefonica Emisiones SAU Company Guar. Notes 4.57% due 04/27/2023	1,500,000	1,643,414
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,808,098
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,390,418
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,260,728
		8,102,658
Transport-Rail — 0.3%
Canadian Pacific Railway Co. Senior Notes 7.13% due 10/15/2031	2,950,000	4,323,844
Total Foreign Corporate Bonds & Notes (cost $151,929,663)		162,491,926

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2021 (cost $629,829)	640,000	639,774
COMMON STOCKS — 0.0%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	20,415	205,171
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp.†	17,676	258,069
Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	45,957	91,455
Total Common Stocks (cost $1,810,905)		554,695

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	3,383,317
Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	1,668,000
Electric-Generation — 0.4%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	5,250,000

Insurance-Life/Health — 0.5%
AXA SA 8.60% due 12/15/2030	4,000,000	6,167,318

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% 10.75% due 08/01/2069	900,000	1,469,409
USF&G Capital III 8.31% due 07/01/2046*	250,000	392,216

		1,861,625
Total Preferred Securities/Capital Securities (cost $15,817,349)		18,330,260

ESCROWS AND LITIGATION TRUSTS — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%†(2) (cost $1,211,640)	30,000	300
TOTAL INVESTMENTS (cost $1,239,284,998)	97.9%	1,335,411,143
Other assets less liabilities	2.1	29,009,307

NET ASSETS	100.0%	$1,364,420,450

@	Effective April 29, 2020, the Board of Trustees approved a change in the name of the SA Federated Corporate Bond Portfolio to “SA Federated Hermes Corporate Bond Portfolio”.
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $337,453,848 representing 24.7% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Securities classified as Level 3 (see Note 1).
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.

ULC — Unlimited Liability Corp.

STRIPS — Separate Trading of Registered Interest and Principal Securities

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

6 ML — 6 Month USD Libor

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
495	Long	U.S. Treasury Long Bonds	December 2020	$87,838,145	$85,372,031	$(2,466,114)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,153,394,188	$—	$1,153,394,188
Foreign Corporate Bonds & Notes	—	162,491,926	—	162,491,926
U.S. Government Agencies	—	639,774	—	639,774
Common Stocks	554,695	—	—	554,695
Preferred Securities/Capital Securities	—	18,330,260	—	18,330,260
Escrows and Litigation Trusts	—	—	300	300

Total Investments at Value	$554,695	$1,334,856,148	$300	$1,335,411,143

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,466,114	$—	$—	$2,466,114

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the

Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 94.1%
Bermuda — 0.8%
IHS Markit, Ltd.	32,200	$2,604,014

Canada — 4.5%
Canadian National Railway Co.	35,016	3,478,472
Canadian Pacific Railway, Ltd.	10,346	3,091,763
Constellation Software, Inc.	2,603	2,732,515
Thomson Reuters Corp.	35,500	2,759,956
Waste Connections, Inc.	25,396	2,517,298

		14,580,004

Cayman Islands — 12.7%
Alibaba Group Holding, Ltd. ADR†	37,653	11,472,493
JD.com, Inc. ADR†	46,900	3,823,288
Meituan, Class B†	130,500	4,881,599
NetEase, Inc. ADR	34,300	2,976,897
New Oriental Education & Technology Group, Inc. ADR†	18,900	3,031,182
Sea, Ltd. ADR†	16,500	2,602,050
Shenzhou International Group Holdings, Ltd.	163,186	2,820,054
Tencent Holdings, Ltd.	126,648	9,714,715

		41,322,278

China — 0.8%
Kweichow Moutai Co., Ltd., Class A	10,900	2,724,677

Denmark — 3.1%
DSV PANALPINA A/S	19,723	3,195,883
Novo Nordisk A/S, Class B	62,100	3,971,405
Orsted A/S*	19,300	3,066,087

		10,233,375

France — 8.0%
Air Liquide SA	24,450	3,578,824
Dassault Systemes SE	16,513	2,822,993
Hermes International	3,218	2,998,764
Kering SA	5,001	3,025,622
L’Oreal SA	11,111	3,598,401
LVMH Moet Hennessy Louis Vuitton SE	9,955	4,673,674
Teleperformance	9,045	2,721,392
Worldline SA†*	37,300	2,769,770

		26,189,440

Germany — 6.1%
Delivery Hero SE†*	25,200	2,910,816
Deutsche Boerse AG	16,996	2,501,729
Infineon Technologies AG	109,300	3,060,845
Merck KGaA	18,800	2,784,050
RWE AG	78,500	2,916,655
Symrise AG	20,294	2,508,776
Vonovia SE	48,621	3,104,113

		19,786,984

Hong Kong — 2.2%
AIA Group, Ltd.	429,456	4,050,334
Techtronic Industries Co., Ltd.	228,000	3,066,823

		7,117,157

India — 0.9%
HDFC Bank, Ltd. ADR†	50,570	2,904,741

Indonesia — 0.9%
Bank Central Asia Tbk PT	1,452,980	2,856,600

Ireland — 1.8%
Flutter Entertainment PLC†	18,300	3,188,824
Linde PLC	11,662	2,569,605

		5,758,429

Israel — 0.9%
NICE, Ltd., ADR†	12,993	2,965,782

Italy — 1.1%
Enel SpA	448,700	3,573,604

Japan — 10.8%
Daikin Industries, Ltd.	17,100	3,201,470
Hoya Corp.	28,969	3,279,927
Keyence Corp.	8,000	3,627,785
Nitori Holdings Co., Ltd.	13,400	2,765,236
Olympus Corp.	147,800	2,825,966
Recruit Holdings Co., Ltd.	84,200	3,216,144
SMC Corp.	5,300	2,798,407
Sony Corp.	53,000	4,417,397
Tokyo Electron, Ltd.	12,200	3,269,826
Unicharm Corp.	61,800	2,869,304
Z Holdings Corp.	412,700	2,875,492

		35,146,954

Jersey — 1.7%
Experian PLC	77,942	2,845,141
Ferguson PLC	27,600	2,769,516

		5,614,657

Luxembourg — 0.8%
Spotify Technology SA†	10,900	2,614,801

Netherlands — 4.9%
ASML Holding NV	13,714	4,985,789
Ferrari NV	14,944	2,666,578
Just Eat Takeaway.com NV†*	23,600	2,626,178
Wolters Kluwer NV	34,369	2,785,860
Yandex NV, Class A†	49,700	2,861,229

		15,925,634

Portugal — 0.8%
EDP - Energias de Portugal SA	548,904	2,701,712

Spain — 2.0%
Cellnex Telecom SA*	47,374	3,043,193
Iberdrola SA	301,973	3,562,329

		6,605,522

Sweden — 2.7%
Atlas Copco AB, Class A	70,300	3,104,877
Hexagon AB, Class B†	41,124	3,003,266
Swedish Match AB	37,700	2,842,421

		8,950,564

Switzerland — 7.1%
Alcon, Inc.†	47,520	2,695,064
Givaudan SA	694	2,824,745
Lonza Group AG	5,982	3,617,933
Nestle SA	67,337	7,565,542
Partners Group Holding AG	3,039	2,736,451
Sika AG	14,791	3,636,184

		23,075,919

Taiwan — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	539,000	8,134,592

United Kingdom — 4.7%
Ashtead Group PLC	77,200	2,801,416
AstraZeneca PLC	44,800	4,509,438
Atlassian Corp. PLC, Class A†	13,700	2,625,194
AVEVA Group PLC	42,400	2,361,052
London Stock Exchange Group PLC	27,731	2,975,046

		15,272,146

United States — 12.3%
Adobe, Inc.†	5,600	2,503,760
Alphabet, Inc., Class A†	1,600	2,585,776
American Tower Corp.	11,100	2,549,115
Autodesk, Inc.†	10,700	2,520,278
Charter Communications, Inc., Class A†	4,200	2,536,044
Mastercard, Inc., Class A	8,645	2,495,293
MercadoLibre, Inc.†	2,100	2,549,505
Microsoft Corp.	12,000	2,429,640
Netflix, Inc.†	5,200	2,473,848
NextEra Energy, Inc.	34,436	2,521,060
NVIDIA Corp.	4,700	2,356,392
Roper Technologies, Inc.	7,000	2,599,380
S&P Global, Inc.	7,400	2,388,202
SolarEdge Technologies, Inc.†	9,200	2,370,748
Thermo Fisher Scientific, Inc.	5,500	2,602,160
Visa, Inc., Class A	14,230	2,585,733

		40,066,934

Total Common Stocks (cost $257,446,604)		306,726,520

EXCHANGE-TRADED FUNDS — 5.9%
United States — 5.9%
iShares MSCI India ETF	126,113	4,236,136
iShares MSCI South Korea ETF	232,700	15,102,230

Total Exchange-Traded Funds (cost $17,876,526)		19,338,366

Total Long-Term Investment Securities (cost $275,323,130)		326,064,886

TOTAL INVESTMENTS (cost $275,323,130)	100.0%	326,064,886
Other assets less liabilities	0.0	96,751

NET ASSETS	100.0%	$326,161,637

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $14,416,044 representing 4.4% of net assets.

ADR — American Depositary Receipt

ETF — Exchange-Traded Funds

Industry Allocation*
E-Commerce/Products	6.2%
Exchange-Traded Funds	5.9
Electric-Integrated	4.7
Medical-Drugs	3.5
Commercial Services-Finance	3.3
Internet Content-Information/News	3.0
Web Portals/ISP	2.6
Semiconductor Equipment	2.5
Semiconductor Components-Integrated Circuits	2.5
Enterprise Software/Service	2.3
Food-Misc./Diversified	2.3
Textile-Apparel	2.3
Transport-Rail	2.1
Cosmetics & Toiletries	2.0
Industrial Automated/Robotic	2.0
Industrial Gases	1.9
Machinery-General Industrial	1.8
Apparel Manufacturers	1.8
Banks-Commercial	1.8
Entertainment Software	1.7
Medical Instruments	1.7
Finance-Other Services	1.7
E-Commerce/Services	1.7
Computer Aided Design	1.7
Electronic Components-Semiconductors	1.6
Finance-Credit Card	1.6
Internet Content-Entertainment	1.5
Audio/Video Products	1.3
Insurance-Life/Health	1.3
Building & Construction Products-Misc.	1.1
Medical Labs & Testing Services	1.1
Electronic Components-Misc.	1.0
Human Resources	1.0
Building Products-Air & Heating	1.0
Transport-Services	1.0
Gambling (Non-Hotel)	1.0
Real Estate Management/Services	0.9
Machine Tools & Related Products	0.9
Electric-Distribution	0.9
Building-Heavy Construction	0.9
Schools	0.9
Telecommunication Equipment	0.9
Tobacco	0.9
Chemicals-Specialty	0.9
Rental Auto/Equipment	0.9
Publishing-Periodicals	0.9
Private Equity	0.9
Distribution/Wholesale	0.8
Retail-Building Products	0.8
Multimedia	0.8
Beverages-Wine/Spirits	0.8
Computer Services	0.8
Auto-Cars/Light Trucks	0.8
Food-Retail	0.8
Diagnostic Equipment	0.8
Electronic Measurement Instruments	0.8
Real Estate Investment Trusts	0.8
Cable/Satellite TV	0.8
Non-Hazardous Waste Disposal	0.8
Chemicals-Diversified	0.8
Electronic Forms	0.8
Applications Software	0.7
Energy-Alternate Sources	0.7

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$97,698,213	$209,028,307	**	$—	$306,726,520
Exchanged-Traded Funds	19,338,366	—		—	19,338,366

Total Investments at Value	$117,036,579	$209,028,307		$—	$326,064,886

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 100.1%
Real Estate Investment Trusts — 97.8%
Alexandria Real Estate Equities, Inc.	73,500	$11,136,720
American Tower Corp.	23,100	5,304,915
Americold Realty Trust	204,200	7,398,166
CareTrust REIT, Inc.	232,600	3,977,460
Clipper Realty, Inc.	157,318	884,127
CubeSmart	463,400	15,723,162
Digital Realty Trust, Inc.	132,600	19,134,180
Douglas Emmett, Inc.	283,800	6,697,680
Equinix, Inc.	28,100	20,547,844
Equity LifeStyle Properties, Inc.	147,792	8,747,808
Essex Property Trust, Inc.	51,513	10,539,045
Extra Space Storage, Inc.	53,800	6,238,110
Four Corners Property Trust, Inc.	333,500	8,450,890
Healthcare Realty Trust, Inc.	216,700	6,024,260
Highwoods Properties, Inc.	13,200	392,964
Invitation Homes, Inc.	360,700	9,832,682
Iron Mountain, Inc.	168,400	4,388,504
Lexington Realty Trust	232,200	2,305,746
Mid-America Apartment Communities, Inc.	98,800	11,523,044
National Retail Properties, Inc.	230,100	7,365,501
Prologis, Inc.	309,658	30,718,074
RLJ Lodging Trust	796,076	6,511,902
Sunstone Hotel Investors, Inc.	195,300	1,449,126
Terreno Realty Corp.	97,680	5,497,430
UDR, Inc.	285,900	8,931,516
Ventas, Inc.	245,245	9,679,820
VICI Properties, Inc.	598,400	13,733,280
Welltower, Inc.	117,064	6,294,531

		249,428,487

Real Estate Management/Services — 2.3%
CBRE Group, Inc., Class A†	114,000	5,745,600

TOTAL INVESTMENTS (cost $245,098,867)	100.1%	255,174,087
Liabilities in excess of other assets	(0.1)	(206,784)

NET ASSETS	100.0%	$254,967,303

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$255,174,087	$—	$—	$255,174,087

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 35.2%
Aerospace/Defense — 0.2%
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	$1,000,000	$1,345,230

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,273,172

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,230,050
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,095,932

		2,325,982

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	809,457

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv Corp. Company Guar. Notes 4.15% due 03/15/2024	1,903,000	2,093,681

Banks-Commercial — 1.3%
BB&T Corp. Senior Notes 2.05% due 05/10/2021	2,000,000	2,015,634
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,164,252
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	2,500,000	2,718,588
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	2,000,000	2,013,492

		7,911,966

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,113,571
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	1,013,243
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	954,619

		4,081,433

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,118,574
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,226,121
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,524,539

		4,869,234

Beverages-Non-alcoholic — 0.2%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	899,042

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,228,664
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	1,223,138
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	2,022,811

		4,474,613

Cable/Satellite TV — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,348,811
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,413,314
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,304,131
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,373,440
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,337,325

		9,777,021

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,294,678
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,410,761

		3,705,439

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,163,033

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,234,985

Computers — 0.7%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,056,969
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	2,000,000	2,317,228

		4,374,197

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,122,590

Diversified Banking Institutions — 4.3%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,060,173
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,258,960
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,229,737
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,075,396
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,289,014
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	960,733
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,108,335
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,305,537
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,168,318
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,748,361
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,320,679
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,521,248
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,642,659

		25,689,150

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	937,040

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	850,282

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,238,416
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,323,410
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,167,806

		5,729,632

Electric-Integrated — 2.0%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	1,151,755
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	1,108,613
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,434,958
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,324,401
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	240,853
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	1,053,697
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	1,786,000	1,949,699
PSEG Power LLC Company Guar. Notes 3.00% due 06/15/2021	1,750,000	1,773,842
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	2,028,824

		12,066,642

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,047,219

Enterprise Software/Service — 0.9%
CA, Inc. Senior Notes 3.60% due 08/15/2022	1,000,000	1,031,164
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,052,036
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,266,464

		5,349,664

Finance-Credit Card — 0.9%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,069,722
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	539,619
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,243,566
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	705,083

		5,557,990

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	744,574
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,296,710

		2,041,284

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,964,981

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	758,477

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,132,757
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,255,233

		2,387,990

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,003,294

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,479,869

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,306,387

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc. Senior Notes 3.90% due 05/27/2021	600,000	612,478

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	951,896

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,138,820

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,095,709

Medical-Biomedical/Gene — 0.6%
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	2,000,000	2,083,294
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,394,043

		3,477,337

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	3,000,000	3,282,368
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,389,319
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	877,617
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	1,097,225

		6,646,529

Medical-HMO — 1.2%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	2,055,316
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,343,369
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,961,433

		7,360,118

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	1,028,891

Multimedia — 0.7%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,906,964
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,263,504

		4,170,468

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	525,258

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	253,774
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	157,896
Newfield Exploration Co. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	967,500

		1,379,170

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,531,319
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,049,350

		4,580,669

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	265,828
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	583,784
Valero Energy Corp. Company Guar. Notes 7.50% due 04/15/2032	200,000	257,997

		1,107,609

Oil-Field Services — 0.7%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 2.77% due 12/15/2022	1,000,000	1,045,178
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,260,154
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	636,219

		3,941,551

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,185,723
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	1,005,416
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,103,723
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,294,666

		4,589,528

Pipelines — 2.2%
Energy Transfer Operating LP Company Guar. Notes 4.65% due 06/01/2021	2,000,000	2,026,233
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,706,900
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,175,984
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,245,165
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	404,707
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,220,751
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,225,562
TC PipeLines LP Senior Notes 4.65% due 06/15/2021	1,026,000	1,041,690
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,071,740
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,089,749

		13,208,481

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,425,506
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,352,600
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,320,808

		5,098,914

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,072,358
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	910,624
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	833,593

		3,816,575

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,327,409
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,339,208
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,334,883
Wal-Mart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,420,777

		6,422,277

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,517,214

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,153,729
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,178,636
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	989,154
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,776,994

		6,098,513

Television — 0.3%
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,739,522

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,327,026

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,149,730

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,470,227

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,664,440

Total U.S. Corporate Bonds & Notes (cost $194,673,888)		208,749,926

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	951,020

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,416,659

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,217,965

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,243,331

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,123,670
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,075,837
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,196,200

		3,395,707

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,081,333

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,237,528
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,241,457

		2,478,985

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 05/15/2021	995,000	1,012,709

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,059,956

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	263,131
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,170,955

		1,434,086

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,789,800

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,195,680
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,481,695
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,065,138

		4,742,513

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,689,730

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,577,399
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	2,026,927

		3,604,326

Transport-Rail — 0.2%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	971,956

Total Foreign Corporate Bonds & Notes (cost $28,983,535)		30,090,076

U.S. GOVERNMENT AGENCIES — 3.7%
Federal Home Loan Bank — 3.1%
1.13% due 07/14/2021	1,000,000	1,006,978
1.50% due 08/15/2024	1,500,000	1,569,002
1.88% due 06/11/2021	2,000,000	2,021,378
1.88% due 11/29/2021	1,500,000	1,527,684
2.00% due 09/09/2022	1,000,000	1,033,323
2.50% due 12/09/2022	1,000,000	1,047,503
2.63% due 12/10/2021	2,000,000	2,054,731
2.88% due 09/13/2024	1,000,000	1,100,206
3.00% due 10/12/2021	2,000,000	2,053,692
3.63% due 06/11/2021	2,000,000	2,042,536
5.50% due 07/15/2036	2,000,000	3,080,284

		18,537,317

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,935,960

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,477,628

Total U.S. Government Agencies (cost $20,428,125)		21,950,905

U.S. GOVERNMENT TREASURIES — 51.1%
United States Treasury Bonds — 12.2%
2.25% due 08/15/2046	2,452,000	2,807,731
2.25% due 08/15/2049	3,000,000	3,441,914
2.50% due 02/15/2046	2,692,000	3,225,878
2.50% due 05/15/2046	652,000	781,509
2.75% due 08/15/2042	2,000,000	2,490,391
2.75% due 11/15/2042	3,300,000	4,105,406
2.75% due 08/15/2047	2,000,000	2,516,328
2.75% due 11/15/2047	3,000,000	3,776,016
2.88% due 05/15/2043	2,589,000	3,288,738
2.88% due 08/15/2045	1,027,000	1,311,150
2.88% due 11/15/2046	744,000	954,093
3.00% due 11/15/2044	1,275,000	1,656,852
3.00% due 05/15/2045	1,150,000	1,496,662
3.00% due 11/15/2045	1,037,000	1,353,528
3.00% due 05/15/2047	1,500,000	1,970,566
3.00% due 02/15/2048	2,000,000	2,632,812
3.00% due 08/15/2048	2,000,000	2,639,141
3.00% due 02/15/2049	3,000,000	3,967,969
3.13% due 02/15/2043	1,428,000	1,882,729
3.13% due 08/15/2044	1,351,000	1,789,389
3.13% due 05/15/2048	2,000,000	2,693,047
3.38% due 05/15/2044	1,498,000	2,057,234
3.63% due 08/15/2043	1,535,000	2,178,201
3.63% due 02/15/2044	1,567,000	2,229,241
3.75% due 11/15/2043	1,685,000	2,436,734
4.38% due 11/15/2039	1,000,000	1,523,164
4.63% due 02/15/2040	2,015,000	3,162,684
4.75% due 02/15/2041	1,751,000	2,814,732
5.38% due 02/15/2031	2,000,000	2,897,266
5.50% due 08/15/2028	2,000,000	2,733,594

		72,814,699

United States Treasury Notes — 38.9%
0.13% due 04/30/2022	2,000,000	1,999,453
0.25% due 04/15/2023	2,000,000	2,003,828
0.25% due 06/15/2023	2,000,000	2,003,516
0.25% due 05/31/2025	2,000,000	1,991,797
0.25% due 06/30/2025	2,000,000	1,990,625
0.25% due 07/31/2025	2,000,000	1,989,688
0.25% due 08/31/2025	1,000,000	994,453
0.38% due 04/30/2025	1,000,000	1,001,758
0.50% due 03/15/2023	2,000,000	2,015,469
0.50% due 03/31/2025	2,000,000	2,015,078

0.50% due 04/30/2027	3,000,000	2,985,000
0.50% due 05/31/2027	2,000,000	1,988,672
1.25% due 10/31/2021	1,000,000	1,010,898
1.25% due 07/31/2023	1,500,000	1,543,477
1.25% due 08/31/2024	2,000,000	2,074,141
1.38% due 06/30/2023	1,500,000	1,547,578
1.38% due 08/31/2023	1,500,000	1,550,156
1.38% due 08/31/2026	1,500,000	1,575,410
1.50% due 01/31/2022	2,000,000	2,033,750
1.50% due 08/15/2022	2,000,000	2,047,891
1.50% due 03/31/2023	2,000,000	2,063,906
1.50% due 09/30/2024	2,000,000	2,094,766
1.50% due 10/31/2024	2,000,000	2,096,094
1.50% due 11/30/2024	2,000,000	2,097,578
1.50% due 08/15/2026	2,181,000	2,306,152
1.63% due 08/15/2022	3,000,000	3,078,750
1.63% due 08/31/2022	1,300,000	1,334,836
1.63% due 11/15/2022	1,500,000	1,544,590
1.63% due 04/30/2023	1,500,000	1,554,199
1.63% due 05/31/2023	1,500,000	1,555,840
1.63% due 02/15/2026	2,186,000	2,322,967
1.63% due 05/15/2026	2,233,000	2,373,871
1.63% due 09/30/2026	1,000,000	1,065,156
1.63% due 08/15/2029	2,300,000	2,466,301
1.75% due 11/30/2021	2,000,000	2,034,531
1.75% due 02/28/2022	2,500,000	2,553,223
1.75% due 05/15/2022	3,000,000	3,073,594
1.75% due 05/31/2022	2,000,000	2,050,391
1.75% due 06/15/2022	1,000,000	1,025,664
1.75% due 06/30/2022	2,000,000	2,052,969
1.75% due 09/30/2022	2,000,000	2,060,859
1.75% due 01/31/2023	2,000,000	2,070,937
1.75% due 05/15/2023	1,500,000	1,559,531
1.75% due 07/31/2024	2,000,000	2,110,312
1.75% due 12/31/2026	1,070,000	1,148,913
1.88% due 11/30/2021	2,000,000	2,037,266
1.88% due 01/31/2022	2,000,000	2,043,125
1.88% due 04/30/2022	2,000,000	2,051,562
1.88% due 07/31/2022	2,000,000	2,059,922
1.88% due 08/31/2022	2,000,000	2,062,500
1.88% due 09/30/2022	2,000,000	2,065,547
1.88% due 10/31/2022	2,000,000	2,068,437
1.88% due 08/31/2024	2,000,000	2,121,719
1.88% due 06/30/2026	1,000,000	1,078,320
1.88% due 07/31/2026	2,000,000	2,157,344
2.00% due 10/31/2021	2,000,000	2,036,719
2.00% due 11/15/2021	2,000,000	2,038,437
2.00% due 12/31/2021	2,500,000	2,553,613
2.00% due 02/15/2022	1,300,000	1,331,078
2.00% due 07/31/2022	1,000,000	1,032,070
2.00% due 10/31/2022	3,500,000	3,628,516
2.00% due 11/30/2022	2,000,000	2,076,250
2.00% due 02/15/2023	2,000,000	2,083,203
2.00% due 05/31/2024	2,000,000	2,124,531
2.00% due 06/30/2024	3,000,000	3,190,312
2.00% due 02/15/2025	1,332,000	1,427,321
2.00% due 08/15/2025	3,217,000	3,465,438
2.00% due 11/15/2026	2,455,000	2,670,771
2.13% due 05/31/2021	2,000,000	2,022,969
2.13% due 08/15/2021	2,000,000	2,031,250
2.13% due 09/30/2021	2,000,000	2,035,938
2.13% due 12/31/2021	2,000,000	2,045,937
2.13% due 12/31/2022	2,000,000	2,084,687
2.13% due 03/31/2024	3,500,000	3,724,629
2.13% due 09/30/2024	2,000,000	2,143,203
2.13% due 11/30/2024	2,000,000	2,147,969
2.13% due 05/15/2025	2,820,000	3,046,261
2.25% due 07/31/2021	2,000,000	2,031,328
2.25% due 10/31/2024	3,000,000	3,233,437
2.25% due 11/15/2024	1,352,000	1,457,995
2.25% due 12/31/2024	1,000,000	1,080,469
2.25% due 11/15/2025	2,742,000	2,996,063
2.25% due 03/31/2026	3,000,000	3,290,742
2.25% due 02/15/2027	2,000,000	2,210,625
2.25% due 08/15/2027	2,000,000	2,219,297
2.25% due 11/15/2027	3,000,000	3,334,805
2.38% due 08/15/2024	1,221,000	1,317,869
2.38% due 04/30/2026	1,000,000	1,104,609
2.38% due 05/15/2027	1,000,000	1,115,508
2.38% due 05/15/2029	2,500,000	2,833,496
2.50% due 02/15/2022	2,000,000	2,060,625
2.50% due 03/31/2023	2,000,000	2,112,109
2.50% due 08/15/2023	1,000,000	1,064,102
2.50% due 01/31/2024	1,400,000	1,503,250
2.50% due 05/15/2024	1,220,000	1,316,647
2.50% due 01/31/2025	3,000,000	3,276,680
2.63% due 05/15/2021	2,000,000	2,026,875
2.63% due 07/15/2021	2,000,000	2,034,922
2.63% due 12/31/2023	2,000,000	2,151,953
2.63% due 02/15/2029	2,700,000	3,108,586
2.75% due 09/15/2021	1,500,000	1,533,926
2.75% due 04/30/2023	1,900,000	2,021,570
2.75% due 07/31/2023	2,000,000	2,140,000
2.75% due 08/31/2023	1,000,000	1,072,031
2.75% due 02/28/2025	2,000,000	2,208,906
2.75% due 08/31/2025	1,000,000	1,113,594
2.75% due 02/15/2028	2,000,000	2,298,281
2.88% due 11/15/2021	1,500,000	1,542,188
2.88% due 04/30/2025	2,000,000	2,226,641
2.88% due 05/15/2028	2,000,000	2,322,969
2.88% due 08/15/2028	2,500,000	2,911,719
3.13% due 11/15/2028	3,000,000	3,563,789

		230,583,018

Total U.S. Government Treasuries (cost $278,524,638)		303,397,717

EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	44,300	3,828,849
iShares 10-20 Year Treasury Bond ETF	1,400	226,324
iShares 20+ Year Treasury Bond ETF	14,200	2,237,494
iShares 3-7 Year Treasury Bond ETF	33,000	4,386,030
iShares 7-10 Year Treasury Bond ETF	9,900	1,188,594
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	9,869,274

Total Exchange-Traded Funds (cost $21,078,686)		21,736,565

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	$500,000	544,928
Allstate Corp. 5.75% due 08/15/2053	500,000	530,475

Total Preferred Securities/Capital Securities (cost $998,131)		1,075,403

Total Long-Term Investment Securities (cost $544,687,003)		587,000,592

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $2,052,000 and collateralized by $2,100,200 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $2,093,080 (cost $2,052,000)	2,052,000	2,052,000

TOTAL INVESTMENTS (cost $546,739,003)	99.3%	589,052,592
Other assets less liabilities	0.7	3,986,188

NET ASSETS	100.0%	$593,038,780

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $5,599,596 representing 0.9% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$208,749,926	$—	$208,749,926
Foreign Corporate Bonds & Notes	—	30,090,076	—	30,090,076
U.S. Government Agencies	—	21,950,905	—	21,950,905
U.S. Government Treasuries	—	303,397,717	—	303,397,717
Exchange-Traded Funds	21,736,565	—	—	21,736,565
Preferred Securities/Capital Securities	—	1,075,403	—	1,075,403
Repurchase Agreements	—	2,052,000	—	2,052,000

Total Investments at Value	$21,736,565	$567,316,027	$—	$589,052,592

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Principal Amount /Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 27.1%
Aerospace/Defense — 0.9%
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027*	$3,000,000	$3,358,014

Airlines — 0.9%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,335,970

Applications Software — 0.9%
Microsoft Corp. Senior Notes 1.55% due 08/08/2021	2,000,000	2,017,438
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,444,736

		3,462,174

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	912,742

Auto/Truck Parts & Equipment-Original — 0.3%
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,071,980

Banks-Commercial — 1.3%
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,723,605
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	1,500,000	1,510,119
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,032,928

		5,266,652

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp. Senior Notes 2.05% due 05/03/2021	700,000	705,265
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,198,719

		3,903,984

Banks-Super Regional — 1.1%
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	1,000,000	1,007,510
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,079,462
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	1,089,211
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	1,113,060

		4,289,243

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 2.88% due 10/27/2025	800,000	885,635

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	896,436

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	635,810
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	710,359
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	800,000	860,673

		2,206,842

Chemicals-Diversified — 0.3%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,202,559

Computer Services — 0.3%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,053,275

Computers — 0.6%
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,132,673
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,100,747

		2,233,420

Diversified Banking Institutions — 4.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	2,096,658
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,357,281
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,349,007
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,119,305
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,350,105
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,214,286
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,039,002

JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,388,239
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,108,357
Morgan Stanley Senior Notes 2.63% due 11/17/2021	1,000,000	1,023,745
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,135,877
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,395,464

		17,577,326

E-Commerce/Products — 0.7%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,295,366
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,414,863

		2,710,229

E-Commerce/Services — 0.5%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,010,271

Electric-Distribution — 0.8%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	2,213,683
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,079,964

		3,293,647

Electric-Integrated — 1.0%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,132,672
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,896,423

		4,029,095

Enterprise Software/Service — 0.5%
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	979,939
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,093,109

		2,073,048

Finance-Credit Card — 0.8%
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,135,105
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	1,112,372

		3,247,477

Food-Misc./Diversified — 1.4%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,113,273
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,318,272
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,035,111

		5,466,656

Food-Retail — 0.6%
The Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,433,395

Gas-Distribution — 0.3%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,132,758

Home Decoration Products — 0.3%
Newell Rubbermaid, Inc. Senior Notes 3.65% due 04/01/2021	1,300,000	1,300,000

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	902,964

Machinery-Farming — 0.7%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,654,694
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,108,062

		2,762,756

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	328,498

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	990,800

Medical-Drugs — 1.5%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,570,524
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	885,406
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,140,704
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,085,162
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,316,426

		5,998,222

Medical-HMO — 0.3%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,054,791

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,062,341

Pharmacy Services — 1.1%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	766,124
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,315,987
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,053,772

		4,135,883

Pipelines — 0.6%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	627,846
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	572,461
Williams Cos., Inc. Senior Notes 3.60% due 03/15/2022	1,000,000	1,033,889

		2,234,196

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,078,818

Semiconductor Components-Integrated Circuits — 0.2%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	779,042

Tobacco — 0.5%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	767,288
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,091,272

		1,858,560

Transport-Services — 0.4%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,686,036

Web Portals/ISP — 0.4%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,387,043

Total U.S. Corporate Bonds & Notes (cost $99,890,526)		105,612,778

FOREIGN CORPORATE BONDS & NOTES — 6.6%
Banks-Commercial — 1.3%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,079,875
Canadian Imperial Bank of Commerce Senior Notes 2.70% due 02/02/2021	1,500,000	1,509,253
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	1,300,000	1,358,305
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,106,371

		5,053,804

Cellular Telecom — 0.6%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,366,079

Diversified Banking Institutions — 3.4%
Bank of Nova Scotia Senior Notes 2.45% due 03/22/2021	1,850,000	1,865,682
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,083,118
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,252,268
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,343,845
Lloyds Banking Group PLC Senior Notes 3.00% due 01/11/2022	1,300,000	1,335,906
Lloyds Banking Group PLC Senior Notes 3.10% due 07/06/2021	2,000,000	2,037,345

Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	912,585
Royal Bank of Scotland Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,101,894
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,074,430

		13,007,073

Electronic Components-Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,103,881

Medical-Generic Drugs — 0.7%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	2,000,000	2,039,811
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	627,505

		2,667,316

Oil Companies-Integrated — 0.4%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	911,758
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	662,562

		1,574,320

Total Foreign Corporate Bonds & Notes (cost $24,423,130)		25,772,473

U.S. GOVERNMENT AGENCIES — 8.3%
Federal Home Loan Bank — 4.0%
1.13% due 07/14/2021	1,500,000	1,510,467
1.38% due 02/18/2021	1,500,000	1,505,516
1.50% due 08/15/2024	3,000,000	3,138,003
1.88% due 06/11/2021	2,005,000	2,026,432
1.88% due 07/07/2021	900,000	910,710
1.88% due 11/29/2021	1,000,000	1,018,456
2.50% due 12/09/2022	1,000,000	1,047,503
2.50% due 02/13/2024	3,000,000	3,219,960
2.88% due 09/13/2024	1,000,000	1,100,205

		15,477,252

Federal Home Loan Mtg. Corp. — 1.7%
1.13% due 08/12/2021	2,000,000	2,015,428
2.38% due 01/13/2022	1,500,000	1,539,713
2.75% due 06/19/2023	3,000,000	3,198,335

		6,753,476

Federal National Mtg. Assoc. — 2.6%
1.63% due 10/15/2024	3,000,000	3,152,065
2.00% due 01/05/2022	1,000,000	1,022,121
2.13% due 04/24/2026	2,000,000	2,172,152
2.63% due 09/06/2024	3,500,000	3,810,930

		10,157,268

Total U.S. Government Agencies (cost $30,960,866)		32,387,996

U.S. GOVERNMENT TREASURIES — 52.3%
United States Treasury Bonds — 0.7%
5.25% due 02/15/2029	1,000,000	1,365,860
6.00% due 02/15/2026	1,000,000	1,292,070

		2,657,930

United States Treasury Notes — 51.6%
0.13% due 04/30/2022	2,000,000	1,999,453
0.13% due 05/31/2022	2,000,000	1,999,219
0.13% due 06/30/2022	2,000,000	1,998,906
0.13% due 07/31/2022	2,000,000	1,998,828
0.13% due 05/15/2023	800,000	798,969
0.13% due 07/15/2023	2,000,000	1,996,719
0.13% due 08/15/2023	1,500,000	1,497,305
0.25% due 04/15/2023	2,000,000	2,003,828
0.25% due 06/15/2023	2,000,000	2,003,516
0.25% due 05/31/2025	2,000,000	1,991,797
0.25% due 07/31/2025	2,000,000	1,989,688
0.38% due 03/31/2022	1,500,000	1,504,805
0.50% due 03/15/2023	1,500,000	1,511,602
0.50% due 04/30/2027	1,000,000	995,000
1.25% due 10/31/2021	1,500,000	1,516,348
1.25% due 07/31/2023	1,500,000	1,543,477
1.25% due 08/31/2024	1,500,000	1,555,605
1.38% due 06/30/2023	2,300,000	2,372,953
1.38% due 08/31/2023	1,300,000	1,343,469
1.38% due 09/30/2023	1,300,000	1,344,688
1.38% due 08/31/2026	2,500,000	2,625,684
1.50% due 10/31/2021	2,000,000	2,026,875
1.50% due 11/30/2021	1,960,000	1,988,481
1.50% due 01/31/2022	1,500,000	1,525,313
1.50% due 08/15/2022	1,000,000	1,023,945
1.50% due 09/15/2022	1,000,000	1,025,078
1.50% due 01/15/2023	1,000,000	1,029,375
1.50% due 02/28/2023	1,200,000	1,237,078
1.50% due 03/31/2023	1,200,000	1,238,344
1.50% due 09/30/2024	1,500,000	1,571,074
1.50% due 10/31/2024	1,000,000	1,048,047
1.50% due 11/30/2024	1,000,000	1,048,789
1.50% due 08/15/2026	1,500,000	1,586,074
1.50% due 01/31/2027	2,000,000	2,117,344
1.63% due 08/31/2022	1,300,000	1,334,836
1.63% due 11/15/2022	2,000,000	2,059,453
1.63% due 04/30/2023	2,000,000	2,072,266
1.63% due 05/31/2023	1,000,000	1,037,227
1.63% due 10/31/2023	1,000,000	1,042,734
1.63% due 02/15/2026	1,300,000	1,381,453
1.63% due 05/15/2026	2,400,000	2,551,406
1.63% due 09/30/2026	1,000,000	1,065,156
1.63% due 10/31/2026	1,000,000	1,065,469
1.63% due 11/30/2026	1,000,000	1,065,547
1.63% due 08/15/2029	4,300,000	4,610,910
1.75% due 11/30/2021	1,300,000	1,322,445

1.75% due 06/15/2022	1,000,000	1,025,664
1.75% due 09/30/2022	1,000,000	1,030,430
1.75% due 01/31/2023	800,000	828,375
1.75% due 05/15/2023	1,300,000	1,351,594
1.75% due 06/30/2024	1,000,000	1,054,336
1.75% due 07/31/2024	1,000,000	1,055,156
1.75% due 12/31/2026	900,000	966,375
1.75% due 11/15/2029	1,000,000	1,083,828
1.88% due 11/30/2021	1,300,000	1,324,223
1.88% due 02/28/2022	1,300,000	1,329,859
1.88% due 07/31/2022	1,300,000	1,338,949
1.88% due 08/31/2022	1,200,000	1,237,500
1.88% due 09/30/2022	2,000,000	2,065,547
1.88% due 10/31/2022	2,000,000	2,068,437
1.88% due 08/31/2024	1,500,000	1,591,289
1.88% due 06/30/2026	1,000,000	1,078,320
1.88% due 07/31/2026	1,000,000	1,078,672
2.00% due 11/15/2021	1,300,000	1,324,984
2.00% due 12/31/2021	1,300,000	1,327,879
2.00% due 02/15/2022	1,300,000	1,331,078
2.00% due 07/31/2022	1,500,000	1,548,105
2.00% due 10/31/2022	2,000,000	2,073,437
2.00% due 11/30/2022	1,200,000	1,245,750
2.00% due 02/15/2023	1,300,000	1,354,082
2.00% due 04/30/2024	1,300,000	1,379,473
2.00% due 05/31/2024	1,300,000	1,380,945
2.00% due 06/30/2024	1,500,000	1,595,156
2.00% due 02/15/2025	1,300,000	1,393,031
2.00% due 08/15/2025	1,300,000	1,400,395
2.00% due 11/15/2026	1,300,000	1,414,258
2.13% due 05/31/2021	1,350,000	1,365,504
2.13% due 08/15/2021	1,350,000	1,371,094
2.13% due 09/30/2021	1,300,000	1,323,359
2.13% due 12/31/2021	1,300,000	1,329,859
2.13% due 06/30/2022	1,200,000	1,239,234
2.13% due 12/31/2022	1,200,000	1,250,813
2.13% due 11/30/2023	1,300,000	1,376,781
2.13% due 02/29/2024	1,200,000	1,275,516
2.13% due 03/31/2024	1,300,000	1,383,434
2.13% due 07/31/2024	1,300,000	1,390,086
2.13% due 09/30/2024	2,000,000	2,143,203
2.13% due 11/30/2024	1,000,000	1,073,984
2.13% due 05/15/2025	1,300,000	1,404,305
2.13% due 05/31/2026	1,000,000	1,091,719
2.25% due 03/31/2021	2,000,000	2,017,500
2.25% due 04/30/2021	2,000,000	2,021,094
2.25% due 12/31/2023	3,000,000	3,192,891
2.25% due 04/30/2024	1,100,000	1,177,000
2.25% due 10/31/2024	1,000,000	1,077,813
2.25% due 11/15/2024	1,300,000	1,401,918
2.25% due 11/15/2025	1,300,000	1,420,453
2.25% due 03/31/2026	1,200,000	1,316,297
2.25% due 02/15/2027	1,300,000	1,436,906
2.25% due 08/15/2027	1,300,000	1,442,543
2.25% due 11/15/2027	2,000,000	2,223,203
2.38% due 03/15/2022	1,500,000	1,545,703
2.38% due 02/29/2024	2,000,000	2,142,266
2.38% due 08/15/2024	1,300,000	1,403,137
2.38% due 04/30/2026	1,000,000	1,104,609
2.38% due 05/15/2027	1,300,000	1,450,160
2.38% due 05/15/2029	1,000,000	1,133,398
2.50% due 01/15/2022	2,000,000	2,056,719
2.50% due 03/31/2023	1,000,000	1,056,055
2.50% due 08/15/2023	1,500,000	1,596,152
2.50% due 01/31/2024	1,100,000	1,181,125
2.50% due 05/15/2024	1,500,000	1,618,828
2.50% due 02/28/2026	600,000	665,461
2.63% due 12/15/2021	1,500,000	1,541,484
2.63% due 12/31/2023	2,000,000	2,151,953
2.63% due 03/31/2025	2,000,000	2,200,937
2.63% due 12/31/2025	2,000,000	2,226,562
2.63% due 01/31/2026	2,000,000	2,229,297
2.63% due 02/15/2029	1,800,000	2,072,391
2.75% due 11/15/2023	1,300,000	1,400,141
2.75% due 02/15/2024	1,500,000	1,624,160
2.75% due 02/28/2025	2,000,000	2,208,906
2.75% due 02/15/2028	2,000,000	2,298,281
2.88% due 04/30/2025	1,500,000	1,669,980
2.88% due 05/15/2028	2,000,000	2,322,969
2.88% due 08/15/2028	2,000,000	2,329,375
3.13% due 05/15/2021	1,300,000	1,320,922
3.13% due 11/15/2028	2,000,000	2,375,859

		200,617,044

Total U.S. Government Treasuries (cost $192,664,197)		203,274,974

EXCHANGE-TRADED FUNDS — 4.9%
iShares 1-3 Year Treasury Bond ETF	58,000	5,012,940
iShares 3-7 Year Treasury Bond ETF	42,200	5,608,802
iShares 7-10 Year Treasury Bond ETF	12,200	1,464,732
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	7,087,690

Total Exchange-Traded Funds (cost $18,601,008)		19,174,164

Total Long-Term Investment Securities (cost $366,539,727)		386,222,385

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $516,000 and collateralized by $528,200 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $526,409 (cost $516,000)	$516,000	516,000

TOTAL INVESTMENTS (cost $367,055,727)	99.4%	386,738,385
Other assets less liabilities	0.6	2,325,091

NET ASSETS	100.0%	$389,063,476

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $3,358,014 representing 0.9% of net assets.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$105,612,778	$—	$105,612,778
Foreign Corporate Bonds & Notes	—	25,772,473	—	25,772,473
U.S. Government Agencies	—	32,387,996	—	32,387,996
U.S. Government Treasuries	—	203,274,974	—	203,274,974
Exchange-Traded Funds	19,174,164	—	—	19,174,164
Repurchase Agreements	—	516,000	—	516,000

Total Investments at Value	$19,174,164	$367,564,221	$—	$386,738,385

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.5%
Aerospace/Defense-Equipment — 0.2%
Meggitt PLC†	164,427	$582,603

Apparel Manufacturers — 1.3%
Carter’s, Inc.	49,059	3,995,856

Auto-Heavy Duty Trucks — 0.1%
REV Group, Inc.	55,142	432,865

Auto-Truck Trailers — 1.4%
Wabash National Corp.	283,693	4,045,462

Auto/Truck Parts & Equipment-Original — 1.0%
Meritor, Inc.†	122,713	2,986,834

Banks-Commercial — 15.3%
Atlantic Union Bankshares Corp.	116,953	2,957,741
Bryn Mawr Bank Corp.	132,839	3,568,056
Columbia Banking System, Inc.	205,449	5,836,806
First Horizon National Corp.	825,776	8,596,328
First of Long Island Corp.	167,322	2,581,778
German American Bancorp, Inc.	53,427	1,611,893
Glacier Bancorp, Inc.	43,239	1,547,956
Lakeland Financial Corp.	120,919	6,182,589
Peoples Bancorp, Inc.	82,200	1,857,720
South State Corp.	95,147	5,842,026
TriCo Bancshares	53,443	1,546,106
TrustCo Bank Corp.	216,856	1,191,624
Washington Trust Bancorp, Inc.	62,443	2,108,700

		45,429,323

Building & Construction Products-Misc. — 0.5%
Gibraltar Industries, Inc.†	23,627	1,357,371
Louisiana-Pacific Corp.	936	26,751

		1,384,122

Building & Construction-Misc. — 0.2%
WillScot Mobile Mini Holdings Corp.†	33,406	620,683

Building Products-Cement — 0.5%
Eagle Materials, Inc.	17,631	1,503,043

Building Products-Doors & Windows — 1.4%
Apogee Enterprises, Inc.	61,076	1,459,106
Griffon Corp.	36,040	772,697
Masonite International Corp.†	22,674	1,995,312

		4,227,115

Building Products-Wood — 1.2%
UFP Industries, Inc.	73,864	3,686,552

Building-Mobile Home/Manufactured Housing — 2.5%
LCI Industries	5,722	627,475
Thor Industries, Inc.	80,400	6,800,232

		7,427,707

Building-Residential/Commercial — 0.7%
M/I Homes, Inc.†	51,300	2,099,196

Chemicals-Specialty — 4.6%
Cabot Corp.	143,961	5,471,957
Minerals Technologies, Inc.	150,378	8,224,173

		13,696,130

Computers-Integrated Systems — 1.3%
NetScout Systems, Inc.†	183,718	3,769,893

Consulting Services — 0.2%
Huron Consulting Group, Inc.†	15,434	584,331

Distribution/Wholesale — 3.1%
Avient Corp.	295,030	9,166,582

Electric-Integrated — 3.8%
Black Hills Corp.	107,287	6,078,881
IDACORP, Inc.	58,476	5,130,100

		11,208,981

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.†	4,665	314,748
Benchmark Electronics, Inc.	50,469	1,051,269
Plexus Corp.†	10,023	696,999

		2,063,016

Electronic Measurement Instruments — 0.1%
FARO Technologies, Inc.†	3,400	204,816

Enterprise Software/Service — 0.7%
ACI Worldwide, Inc.†	66,507	1,940,009

Finance-Investment Banker/Broker — 1.1%
Houlihan Lokey, Inc.	49,617	3,110,986

Food-Meat Products — 0.1%
Maple Leaf Foods, Inc.	13,875	252,651

Food-Misc./Diversified — 1.8%
Glanbia PLC	547,695	5,207,953

Footwear & Related Apparel — 0.4%
Wolverine World Wide, Inc.	46,774	1,247,463

Gas-Distribution — 0.2%
Spire, Inc.	12,488	699,828

Golf — 0.1%
Callaway Golf Co.	15,594	241,551

Hotels/Motels — 0.3%
Dalata Hotel Group PLC†	249,922	703,592
Wyndham Hotels & Resorts, Inc.	6,045	281,153

		984,745

Human Resources — 0.8%
Kforce, Inc.	69,801	2,422,095

Insurance-Life/Health — 2.7%
CNO Financial Group, Inc.	449,458	7,977,880

Insurance-Property/Casualty — 10.6%
Hanover Insurance Group, Inc.	95,069	9,094,301
Horace Mann Educators Corp.	248,784	8,436,265
Old Republic International Corp.	604,596	9,842,823
Selective Insurance Group, Inc.	81,741	4,255,436

		31,628,825

Lasers-System/Components — 0.8%
Coherent, Inc.†	1,824	228,255
II-VI, Inc.†	48,537	2,206,978

		2,435,233

Machinery-Construction & Mining — 3.0%
Astec Industries, Inc.	58,627	2,978,252
Oshkosh Corp.	88,314	5,948,831

		8,927,083

Machinery-Electrical — 1.6%
Argan, Inc.	16,031	660,317
Regal Beloit Corp.	40,665	4,011,602

		4,671,919

Machinery-Material Handling — 1.1%
Columbus McKinnon Corp.	96,032	3,254,524

Machinery-Pumps — 2.8%
Mueller Water Products, Inc., Class A	528,301	5,473,198
SPX FLOW, Inc.†	69,462	2,941,716

		8,414,914

Medical Products — 2.9%
Envista Holdings Corp.†	161,210	4,259,168
Integer Holdings Corp.†	71,979	4,207,173

		8,466,341

Metal Processors & Fabrication — 4.6%
Mueller Industries, Inc.	99,803	2,887,301
Rexnord Corp.	189,181	6,068,926
Timken Co.	78,140	4,664,958

		13,621,185

Miscellaneous Manufacturing — 2.3%
Hillenbrand, Inc.	223,400	6,534,450
John Bean Technologies Corp.	3,323	279,032

		6,813,482

Oil Companies-Exploration & Production — 0.9%
Crescent Point Energy Corp.	2,085,277	2,598,183

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	320,282

Oil-Field Services — 0.3%
Hunting PLC	413,343	747,213

Paper & Related Products — 1.3%
Glatfelter Corp.	271,195	3,869,953

Real Estate Investment Trusts — 2.2%
Healthcare Realty Trust, Inc.	68,448	1,902,854
Highwoods Properties, Inc.	92,505	2,753,874
Sunstone Hotel Investors, Inc.	265,971	1,973,505

		6,630,233

Real Estate Operations & Development — 1.5%
McGrath RentCorp	79,071	4,513,373

Recreational Vehicles — 1.9%
BRP, Inc.	26,488	1,430,666
Brunswick Corp.	68,007	4,332,726

		5,763,392

Retail-Apparel/Shoe — 1.4%
Boot Barn Holdings, Inc.†	130,522	4,179,314

Retail-Automobile — 2.2%
Group 1 Automotive, Inc.	61,916	6,568,049

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	35,669	1,365,766

Retail-Restaurants — 2.4%
Denny’s Corp.†	126,764	1,135,805
Jack in the Box, Inc.	76,575	6,130,595

		7,266,400

Semiconductor Equipment — 0.1%
MKS Instruments, Inc.	2,592	280,947

Steel-Producers — 1.5%
Reliance Steel & Aluminum Co.	41,626	4,536,818

Transport-Equipment & Leasing — 2.0%
Greenbrier Cos., Inc.	216,709	5,846,809

Transport-Truck — 0.3%
Heartland Express, Inc.	52,161	955,068

Wire & Cable Products — 0.9%
Insteel Industries, Inc.	127,947	2,784,127

Total Common Stocks (cost $298,370,786)		289,659,704

U.S. CORPORATE BONDS & NOTES — 0.3%
Metal Processors & Fabrication — 0.3%
Mueller Industries, Inc. Sub. Notes 6.00% due 03/01/2027 (cost $792,000)	$792,000	807,840

Total Long-Term Investment Securities (cost $299,162,786)		290,467,544

SHORT-TERM INVESTMENT SECURITIES — 2.0%
U.S. Government Agencies — 2.0%
Federal Home Loan Bank Disc. Notes 0.01% due 11/02/2020 (cost $6,024,998)	6,025,000	6,025,000

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be purchased 11/02/2020 in the amount $729,000 and collateralized by $745,600 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate value of $743,636 (cost $729,000)	729,000	729,000

TOTAL INVESTMENTS (cost $305,916,784)	100.0%	297,221,544
Liabilities in excess of other assets	(0.0)	(8,244)

NET ASSETS	100.0%	$297,213,300

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$282,418,343	$7,241,361	**	$—	$289,659,704
U.S. Corporate Bonds & Notes	—	807,840		—	807,840
Short-Term Investment Securities	—	6,025,000		—	6,025,000
Repurchase Agreements	—	729,000		—	729,000

Total Investments at Value	$282,418,343	$14,803,201		$—	$297,221,544

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	8,077	$146,113
Omnicom Group, Inc.	5,856	276,403

		422,516

Aerospace/Defense — 1.2%
Lockheed Martin Corp.	3,335	1,167,684
Northrop Grumman Corp.	1,798	521,096

		1,688,780

Apparel Manufacturers — 0.1%
Carter’s, Inc.†	1,186	96,600
Hanesbrands, Inc.	5,481	88,079

		184,679

Applications Software — 2.0%
Intuit, Inc.	4,462	1,404,102
Microsoft Corp.	7,067	1,430,856

		2,834,958

Athletic Footwear — 1.1%
NIKE, Inc., Class B	13,137	1,577,491

Auto-Heavy Duty Trucks — 1.0%
Cummins, Inc.	4,163	915,402
PACCAR, Inc.	5,339	455,844

		1,371,246

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,254	81,482
Gentex Corp.	7,588	209,960

		291,442

Beverages-Non-alcoholic — 2.4%
Coca-Cola Co.	27,746	1,333,473
Monster Beverage Corp.†	9,070	694,490
PepsiCo, Inc.	9,845	1,312,240

		3,340,203

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class A	1,388	87,097
Brown-Forman Corp., Class B	2,105	146,740

		233,837

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	57	59,233

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	786	54,658

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	547	148,598

Building Products-Wood — 0.1%
Masco Corp.	3,149	168,786

Building-Maintenance & Services — 0.2%
Rollins, Inc.	4,236	245,053

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	3,637	242,988
NVR, Inc.†	86	339,966
PulteGroup, Inc.	4,214	171,762

		754,716

Cable/Satellite TV — 1.1%
Cable One, Inc.	82	142,012
Comcast Corp., Class A	32,708	1,381,586

		1,523,598

Casino Hotels — 0.3%
Las Vegas Sands Corp.	7,876	378,521

Chemicals-Diversified — 0.8%
Celanese Corp.	1,883	213,739
Eastman Chemical Co.	2,750	222,310
Huntsman Corp.	1,203	29,221
LyondellBasell Industries NV, Class A	9,256	633,573

		1,098,843

Chemicals-Specialty — 0.1%
NewMarket Corp.	210	75,115
Valvoline, Inc.	2,895	56,945

		132,060

Commercial Services — 0.6%
Cintas Corp.	2,159	679,114
Morningstar, Inc.	509	96,903

		776,017

Commercial Services-Finance — 2.7%
Automatic Data Processing, Inc.	8,628	1,362,879
H&R Block, Inc.	6,463	111,551
MarketAxess Holdings, Inc.	1,058	570,103
Moody’s Corp.	2,806	737,698
S&P Global, Inc.	2,890	932,690

		3,714,921

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	1,381	151,648
Cadence Design Systems, Inc.†	4,855	530,991

		682,639

Computer Data Security — 0.1%
Fortinet, Inc.†	867	95,691

Computer Services — 2.6%
Accenture PLC, Class A	6,423	1,393,213
Amdocs, Ltd.	3,808	214,695
Cognizant Technology Solutions Corp., Class A	11,467	818,973
International Business Machines Corp.	10,369	1,157,803

		3,584,684

Computer Software — 0.2%
Akamai Technologies, Inc.†	1,011	96,166
Citrix Systems, Inc.	2,245	254,291

		350,457

Computers — 1.9%
Apple, Inc.	16,294	1,773,765
HP, Inc.	44,938	807,086

		2,580,851

Computers-Memory Devices — 0.2%
NetApp, Inc.	6,200	272,118

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	2,234	175,369
FTI Consulting, Inc.†	223	21,957
Verisk Analytics, Inc.	960	170,851

		368,177

Consumer Products-Misc. — 1.3%
Clorox Co.	4,084	846,409
Kimberly-Clark Corp.	7,331	972,017

		1,818,426

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America	2,180	249,588
Sonoco Products Co.	2,646	129,363

		378,951

Cosmetics & Toiletries — 3.1%
Colgate-Palmolive Co.	17,906	1,412,605
Estee Lauder Cos., Inc., Class A	6,244	1,371,557
Procter & Gamble Co.	11,173	1,531,818

		4,315,980

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	3,299	453,942
Fair Isaac Corp.†	169	66,155
Jack Henry & Associates, Inc.	2,183	323,630
Paychex, Inc.	9,625	791,656

		1,635,383

Decision Support Software — 0.5%
MSCI, Inc.	2,172	759,852

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	539	229,657

Distribution/Wholesale — 1.8%
Copart, Inc.†	5,561	613,712
Fastenal Co.	17,129	740,487
IAA, Inc.†	1,572	88,959
Pool Corp.	1,071	374,668
Watsco, Inc.	797	178,639
WW Grainger, Inc.	1,331	465,877

		2,462,342

Diversified Manufacturing Operations — 1.8%
3M Co.	8,279	1,324,309
A.O. Smith Corp.	833	43,058
Illinois Tool Works, Inc.	5,478	1,073,030

		2,440,397

E-Commerce/Services — 0.7%
Booking Holdings, Inc.†	471	764,198
Match Group, Inc.†	1,472	171,900

		936,098

Electric Products-Misc. — 0.7%
Emerson Electric Co.	16,065	1,040,851

Electric-Distribution — 0.5%
Consolidated Edison, Inc.	8,050	631,845

Electric-Integrated — 5.5%
Alliant Energy Corp.	5,844	323,056
Ameren Corp.	4,527	367,230
American Electric Power Co., Inc.	5,336	479,866
Dominion Energy, Inc.	12,896	1,036,065
Evergy, Inc.	4,268	235,594
Eversource Energy	7,451	650,249
Hawaiian Electric Industries, Inc.	2,742	90,596
NextEra Energy, Inc.	20,268	1,483,820
PPL Corp.	14,107	387,942
Public Service Enterprise Group, Inc.	13,818	803,517
Southern Co.	19,795	1,137,223
WEC Energy Group, Inc.	1,911	192,151
Xcel Energy, Inc.	5,895	412,827

		7,600,136

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	3,952	411,087

Electronic Components-Semiconductors — 4.3%
Intel Corp.	20,582	911,371
Monolithic Power Systems, Inc.	283	90,447
NVIDIA Corp.	3,649	1,829,463
Skyworks Solutions, Inc.	5,394	762,118
Texas Instruments, Inc.	10,907	1,577,043
Xilinx, Inc.	6,960	826,082

		5,996,524

Electronic Forms — 1.0%
Adobe, Inc.†	3,184	1,423,566

Electronic Security Devices — 0.1%
Allegion PLC	1,026	101,061

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	675	66,211
SolarEdge Technologies, Inc.†	310	79,884

		146,095

Enterprise Software/Service — 0.7%
Oracle Corp.	12,295	689,872
Tyler Technologies, Inc.†	249	95,711
Veeva Systems, Inc., Class A†	850	229,543

		1,015,126

Entertainment Software — 0.4%
Activision Blizzard, Inc.	4,760	360,475
Electronic Arts, Inc.†	1,989	238,342

		598,817

Finance-Auto Loans — 0.0%
Santander Consumer USA Holdings, Inc.	2,594	52,762

Finance-Credit Card — 1.8%
Mastercard, Inc., Class A	4,304	1,242,307
Visa, Inc., Class A	6,633	1,205,282

		2,447,589

Finance-Investment Banker/Broker — 0.1%
Evercore, Inc., Class A	239	19,010
Jefferies Financial Group, Inc.	1,382	26,963
Lazard, Ltd., Class A	3,050	102,693

		148,666

Finance-Other Services — 0.1%
SEI Investments Co.	2,852	140,176

Food-Baking — 0.1%
Flowers Foods, Inc.	5,088	119,975

Food-Confectionery — 0.7%
Hershey Co.	4,750	652,935
J.M. Smucker Co.	2,278	255,592

		908,527

Food-Meat Products — 0.6%
Hormel Foods Corp.	8,128	395,752
Tyson Foods, Inc., Class A	7,564	432,888

		828,640

Food-Misc./Diversified — 1.1%
Campbell Soup Co.	1,156	53,950
General Mills, Inc.	17,064	1,008,824
Ingredion, Inc.	1,712	121,364
Kellogg Co.	4,678	294,199

		1,478,337

Food-Retail — 0.4%
Kroger Co.	15,118	486,951
Sprouts Farmers Market, Inc.†	2,526	48,120

		535,071

Garden Products — 0.2%
Toro Co.	3,151	258,697

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,880	264,010

Gold Mining — 0.3%
Newmont Corp.	5,152	323,752
Royal Gold, Inc.	724	86,018

		409,770

Human Resources — 0.1%
Robert Half International, Inc.	3,721	188,618

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	3,289	779,888

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	3,682	1,017,116

Instruments-Controls — 1.5%
Honeywell International, Inc.	8,880	1,464,756
Mettler-Toledo International, Inc.†	670	668,600

		2,133,356

Instruments-Scientific — 0.1%
Waters Corp.†	438	97,595

Insurance-Life/Health — 0.1%
American National Group, Inc.	214	14,723
Equitable Holdings, Inc.	2,594	55,745

		70,468

Insurance-Property/Casualty — 0.3%
Erie Indemnity Co., Class A	168	39,122
Progressive Corp.	3,683	338,468

		377,590

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	5,753	1,513,672

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,793	238,361

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	7,572	99,269
T. Rowe Price Group, Inc.	2,705	342,615

		441,884

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	343	34,924

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	618	33,996

Machinery-General Industrial — 0.1%
Otis Worldwide Corp.	2,499	153,139

Machinery-Pumps — 0.2%
Graco, Inc.	4,403	272,546

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	994	6,710

Medical Information Systems — 0.4%
Cerner Corp.	7,281	510,325

Medical Products — 0.1%
ABIOMED, Inc.†	274	69,015
West Pharmaceutical Services, Inc.	500	136,035

		205,050

Medical-Biomedical/Gene — 3.2%
Amgen, Inc.	5,637	1,222,891
Biogen, Inc.†	4,217	1,062,979
Exelixis, Inc.†	7,176	146,964
Gilead Sciences, Inc.	16,641	967,674
Regeneron Pharmaceuticals, Inc.†	1,153	626,725
Vertex Pharmaceuticals, Inc.†	1,761	366,922

		4,394,155

Medical-Drugs — 5.3%
AbbVie, Inc.	13,976	1,189,358
Bristol-Myers Squibb Co.	21,687	1,267,605
Eli Lilly & Co.	6,075	792,544
Horizon Therapeutics PLC†	1,129	84,596
Johnson & Johnson	8,705	1,193,543
Merck & Co., Inc.	16,045	1,206,744
Pfizer, Inc.	33,916	1,203,340
Zoetis, Inc.	2,994	474,699

		7,412,429

Medical-HMO — 1.2%
Humana, Inc.	833	332,600
UnitedHealth Group, Inc.	4,247	1,295,930

		1,628,530

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	367	175,543

Medical-Wholesale Drug Distribution — 0.0%
Premier, Inc., Class A	863	28,246

Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	1,338	66,030

Multimedia — 0.2%
FactSet Research Systems, Inc.	1,059	324,584

Networking Products — 0.8%
Arista Networks, Inc.†	371	77,502
Cisco Systems, Inc.	27,085	972,351

		1,049,853

Office Automation & Equipment — 0.0%
Xerox Holdings Corp.	1,091	18,962

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	517	71,548

Oil Companies-Exploration & Production — 0.1%
Cabot Oil & Gas Corp.	7,086	126,060

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	368	77,335

Real Estate Investment Trusts — 3.0%
American Tower Corp.	5,016	1,151,924
CoreSite Realty Corp.	247	29,482
EPR Properties	2,024	48,252
Gaming and Leisure Properties, Inc.	4,928	179,133
Kimco Realty Corp.	9,639	98,896
National Retail Properties, Inc.	4,700	150,447
Public Storage	4,781	1,095,184
Realty Income Corp.	8,637	499,737
Simon Property Group, Inc.	6,945	436,216
Spirit Realty Capital, Inc.	2,765	83,088
STORE Capital Corp.	5,313	136,544
WP Carey, Inc.	3,702	231,782

		4,140,685

Respiratory Products — 0.5%
ResMed, Inc.	3,724	714,785

Retail-Apparel/Shoe — 1.6%
Foot Locker, Inc.	3,632	133,948
Gap, Inc.†	6,833	132,902
Lululemon Athletica, Inc.†	3,176	1,014,065
Ross Stores, Inc.	11,084	944,024

		2,224,939

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	547	617,552
O’Reilly Automotive, Inc.†	2,127	928,648

		1,546,200

Retail-Building Products — 1.0%
Home Depot, Inc.	5,212	1,390,093

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,152	80,248

Retail-Consumer Electronics — 0.6%
Best Buy Co., Inc.	6,905	770,253

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	909	153,230

Retail-Discount — 4.3%
Costco Wholesale Corp.	4,199	1,501,646
Dollar General Corp.	6,450	1,346,180
Target Corp.	10,587	1,611,553
Walmart, Inc.	10,439	1,448,411

		5,907,790

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	17,350	590,594

Retail-Gardening Products — 0.3%
Tractor Supply Co.	3,451	459,708

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,425	221,184

Retail-Major Department Stores — 0.9%
Nordstrom, Inc.	3,219	38,950
TJX Cos., Inc.	23,868	1,212,494

		1,251,444

Retail-Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	1,598	330,418

Retail-Restaurants — 3.2%
Darden Restaurants, Inc.	3,683	338,541
Domino’s Pizza, Inc.	1,219	461,172
McDonald’s Corp.	6,950	1,480,350
Starbucks Corp.	14,513	1,262,051
Yum! Brands, Inc.	9,671	902,594

		4,444,708

Schools — 0.0%
Grand Canyon Education, Inc.†	290	22,727

Semiconductor Components-Integrated Circuits — 1.7%
Cirrus Logic, Inc.†	358	24,655
Maxim Integrated Products, Inc.	7,452	519,032
QUALCOMM, Inc.	14,913	1,839,668

		2,383,355

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	23,055	1,365,548
KLA Corp.	4,154	819,086
Lam Research Corp.	3,867	1,322,823

		3,507,457

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,077	158,836

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	6,726	594,511

Software Tools — 0.0%
VMware, Inc., Class A†	472	60,761

Steel-Producers — 0.3%
Nucor Corp.	4,678	223,421
Reliance Steel & Aluminum Co.	747	81,415
Steel Dynamics, Inc.	4,018	126,487

		431,323

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	973	38,326

Telephone-Integrated — 1.7%
AT&T, Inc.	41,972	1,134,084
Verizon Communications, Inc.	22,574	1,286,492

		2,420,576

Tobacco — 1.7%
Altria Group, Inc.	31,698	1,143,664
Philip Morris International, Inc.	17,656	1,253,929

		2,397,593

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,046	164,776

Transport-Rail — 1.0%
Union Pacific Corp.	7,624	1,350,897

Transport-Services — 1.9%
C.H. Robinson Worldwide, Inc.	4,029	356,284
Expeditors International of Washington, Inc.	4,674	413,041
United Parcel Service, Inc., Class B	11,968	1,880,293

		2,649,618

Transport-Truck — 0.5%
JB Hunt Transport Services, Inc.	2,437	296,681
Landstar System, Inc.	1,046	130,436
Old Dominion Freight Line, Inc.	1,244	236,820
Schneider National, Inc., Class B	373	8,228

		672,165

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	457	738,562
Alphabet, Inc., Class C†	451	731,076

		1,469,638

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	4,168	658,794
Ubiquiti, Inc.	273	50,672

		709,466

Total Long-Term Investment Securities (cost $129,213,003)		137,176,004

SHORT-TERM INVESTMENT SECURITIES — 1.1%
U.S. Government Agencies — 1.1%
Federal Home Loan Bank Disc. Notes 0.01% due 11/02/2020 (cost $1,570,000)	$1,570,000	1,570,000

TOTAL INVESTMENTS (cost $130,783,003)	99.9%	138,746,004
Other assets less liabilities	0.1	166,340

NET ASSETS	100.0%	$138,912,344

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$137,176,004	$—	$—	$137,176,004
Short-Term Investment Securities	—	1,570,000	—	1,570,000

Total Investments at Value	$137,176,004	$1,570,000	$—	$138,746,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 30.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	515,408	$13,792,308
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	237,492	2,629,034
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	128,107	1,418,142

Total Domestic Equity Investment Companies (cost $16,127,403)		17,839,484

Domestic Fixed Income Investment Companies — 40.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,362,556	15,723,894
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	718,359	7,858,848

Total Domestic Fixed Income Investment Companies (cost $22,242,784)		23,582,742

International Equity Investment Companies — 28.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	99,679	1,511,132
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,425,720	14,913,030

Total International Equity Investment Companies (cost $16,124,637)		16,424,162

TOTAL INVESTMENTS (cost $54,494,824)	100.1%	57,846,388
Liabilities in excess of other assets	(0.1)	(81,095)

NET ASSETS	100.0%	$57,765,293

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$57,846,388	$—	$—	$57,846,388

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.2%
Domestic Equity Investment Companies — 39.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	528,490	$14,142,387
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	245,816	2,721,183
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	198,397	2,196,250

Total Domestic Equity Investment Companies (cost $17,193,343)		19,059,820

Domestic Fixed Income Investment Companies — 25.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	721,877	8,330,457
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	379,443	4,151,110

Total Domestic Fixed Income Investment Companies (cost $11,674,155)		12,481,567

International Equity Investment Companies — 35.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	150,048	2,274,726
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,437,949	15,040,950

Total International Equity Investment Companies (cost $17,137,600)		17,315,676

TOTAL INVESTMENTS (cost $46,005,098)	100.2%	48,857,063
Liabilities in excess of other assets	(0.2)	(78,507)

NET ASSETS	100.0%	$48,778,556

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$48,857,063	$—	$—	$48,857,063

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 46.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,129,796	$56,993,348
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,184,183	13,108,908
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	858,398	9,502,465

Total Domestic Equity Investment Companies (cost $71,902,232)		79,604,721

Domestic Fixed Income Investment Companies — 10.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,027,907	11,862,042
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	535,484	5,858,192

Total Domestic Fixed Income Investment Companies (cost $16,956,798)		17,720,234

International Equity Investment Companies — 43.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	531,567	8,058,558
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,386,290	66,800,590

Total International Equity Investment Companies (cost $75,146,611)		74,859,148

TOTAL INVESTMENTS (cost $164,005,641)	100.1%	172,184,103
Liabilities in excess of other assets	(0.1)	(121,148)

NET ASSETS	100.0%	$172,062,955

†	Non-income producing security
@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$172,184,103	$—	$—	$172,184,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)

ASSET BACKED SECURITIES — 5.1%
Cayman Islands — 1.8%
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.48% (3 ML+1.24%) due 04/15/2033*(1)		$2,600,000	$2,559,781
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.74% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,221,806
Recette CLO, Ltd. FRS Series 2015-1A, Class AR 1.14% (3 ML+0.92%) due 10/20/2027*(1)		1,842,793	1,829,854
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.52% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,197,281

			6,808,722

United Kingdom — 0.9%
Harben Finance PLC FRS Series 2017-1X, Class A 0.85% (3 ML GBP+0.80%) due 08/20/2056(2)	GBP	571,307	739,420
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.92% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	495,611	640,792
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.26% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,248,291	1,617,382
Tower Bridge Funding No.1 PLC FRS Series 2017-1, Class A 1.06% (3 ML GBP+1.00%) due 03/20/2056(2)	GBP	226,093	293,351

			3,290,945

United States — 2.4%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	271,398
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)		200,000	144,888
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	213,723
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.51% due 02/15/2050*(3)(4)		150,000	115,235
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class D 2.60% due 02/15/2053*(3)		450,000	340,564
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)		250,000	200,405
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.36% (1 ML+0.21%) due 03/20/2046(2)		184,002	155,860
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.42% (1 ML+0.27%) due 02/25/2036(2)		329,782	292,126
Higher Education Funding I FRS Series 2014-1, Class A 1.30% (3 ML+1.05%) due 05/25/2034*		1,426,868	1,431,560
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.38% (1 ML+0.23%) due 04/25/2037		637,007	605,169
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.39% (1 ML+0.24%) due 06/25/2047(2)		294,820	257,684
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 2.92% due 07/25/2059*(4)		271,362	282,677
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.92% (6 ML+0.66%) due 11/20/2034(2)		20,824	19,990
SLM Student Loan Trust FRS Series 2007-2, Class A4 0.27% (3 ML+0.06%) due 07/25/2022		1,573,833	1,533,543
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.36% (3 ML+0.11%) due 12/15/2032*		1,253,561	1,131,211
SLM Student Loan Trust FRS Series 2008-2, Class A3 0.96% (3 ML+0.75%) due 04/25/2023		245,918	236,558
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.86% (3 ML+1.65%) due 07/25/2022		523,256	519,399
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.91% (3 ML+1.70%) due 07/25/2023		629,053	621,192
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.87% (12 MTA+0.99%) due 06/25/2046(2)		256,024	216,903
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 3.23% due 12/28/2037(2)(4)		207,777	200,118
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)		150,000	116,037

Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		172,944	176,954

			9,083,194

Total Asset Backed Securities (cost $18,945,237)			19,182,861

CORPORATE BONDS & NOTES — 20.9%
Australia — 0.2%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	414,976
Macquarie Group, Ltd. Senior Notes 0.63% due 02/03/2027	EUR	150,000	176,472
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*		200,000	217,812

			809,260

Bermuda — 0.1%
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*		250,000	281,875
Viking Cruises, Ltd. Company Guar. Notes 5.88% due 09/15/2027*		26,000	20,280

			302,155

British Virgin Islands — 0.1%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	271,502
Huarong Finance II Co., Ltd. Company Guar. Notes 5.50% due 01/16/2025		200,000	222,892

			494,394

Canada — 0.2%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*		260,000	258,050
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 5.00% due 10/15/2025*		207,000	212,258
GFL Environmental, Inc. Senior Sec. Notes 5.13% due 12/15/2026*		200,000	210,040
MEG Energy Corp. Company Guar. Notes 7.00% due 03/31/2024*		17,000	16,150

			696,498

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	245,128
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	752,230

			997,358

France — 3.6%
Aeroports de Paris Senior Notes 1.00% due 01/05/2029	EUR	300,000	353,703
BNP Paribas SA Senior Notes 0.50% due 09/01/2028	EUR	500,000	576,973
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*		250,000	258,522
BNP Paribas SA Sub. Notes 2.63% due 10/14/2027	EUR	100,000	120,395
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,223,900
BPCE SA Senior Notes 1.65% due 10/06/2026*		525,000	528,367
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,412,317
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*		250,000	256,092
Dexia Credit Local SA Government Guar. Notes 1.13% due 06/15/2022	GBP	5,600,000	7,358,281
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	275,000	319,478
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049		200,000	213,012

			13,621,040

Germany — 0.4%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	368,678
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	303,023

FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	816,725

			1,488,426

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	415,522

Ireland — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025		450,000	482,843

Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		200,000	194,280

Italy — 0.1%
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	350,000	435,012

Japan — 0.2%
Nissan Motor Co., Ltd. Senior Notes 3.04% due 09/15/2023*		350,000	355,182
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*		250,000	251,805
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*		300,000	300,933

			907,920

Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		200,000	199,519

Luxembourg — 0.7%
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	411,352
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	363,154
DH Europe Finance II SARL Company Guar. Notes 0.45% due 03/18/2028	EUR	150,000	176,342
DH Europe Finance II SARL Company Guar. Notes 0.75% due 09/18/2031	EUR	450,000	529,892
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	378,420
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	434,523
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	402,426

			2,696,109

Mexico — 0.2%
Cemex SAB de CV Senior Sec. Notes 5.20% due 09/17/2030*		200,000	211,278
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	187,845
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	172,460
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	172,460
Petroleos Mexicanos Senior Notes 6.88% due 10/16/2025*		100,000	98,850

			842,893

Netherlands — 1.4%
ABN AMRO Bank NV Sub. Notes 2.88% due 01/18/2028	EUR	300,000	365,432
Airbus SE Senior Notes 2.00% due 04/07/2028	EUR	300,000	380,943
Airbus SE Senior Notes 2.38% due 04/07/2032	EUR	300,000	387,460
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	363,298
Cooperatieve Rabobank UA Sub. Notes 3.88% due 07/25/2023	EUR	450,000	576,146
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	212,020
NXP BV/NXP Funding LLC Company Guar. Notes 3.88% due 09/01/2022*		900,000	951,240
Petrobras Global Finance BV Company Guar. Notes 5.09% due 01/15/2030		13,000	13,614
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		20,000	22,407
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	217,646
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		450,000	475,736

Syngenta Finance NV Company Guar. Notes 4.89% due 04/24/2025*		350,000	379,450
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		200,000	218,691
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	832,227

			5,396,310

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 2.63% due 11/15/2025*	EUR	125,000	145,290

Spain — 0.7%
Banco de Sabadell SA Senior Notes 0.88% due 03/05/2023	EUR	300,000	352,697
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	635,096
Banco Santander SA Senior Notes 3.31% due 06/27/2029		200,000	218,174
Banco Santander SA Senior Notes 3.49% due 05/28/2030		400,000	432,170
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	481,420
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	500,000	627,039

			2,746,596

SupraNational — 0.2%
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	233,512
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*		250,000	274,572
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*		28,000	29,208

			537,292

Switzerland — 0.3%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	272,920
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*		600,000	667,795

			940,715

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	200,498

United Kingdom — 0.6%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,111,946
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	229,310
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	790,489
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	225,076

			2,356,821

United States — 11.1%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*		750,000	797,659
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*		750,000	819,059
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*		650,000	711,180
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*		350,000	401,364
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*		400,000	467,163
Acadia Healthcare Co., Inc. Company Guar. Notes 6.50% due 03/01/2024		26,000	26,585
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050		100,000	116,347
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 7.50% due 03/15/2026*		24,000	26,592
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031		300,000	336,534
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025		28,000	28,376
American Water Capital Corp. Senior Bonds 3.45% due 05/01/2050		150,000	170,081
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	617,773

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046		200,000	244,628
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025		300,000	340,278
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048		200,000	236,977
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*		250,000	225,000
Anthem, Inc. Senior Notes 2.25% due 05/15/2030		700,000	719,360
Archer-Daniels-Midland Co. Senior Notes 3.25% due 03/27/2030		150,000	172,320
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	237,753
AT&T, Inc. Senior Notes 4.10% due 02/15/2028		300,000	344,285
AT&T, Inc. Senior Notes 4.35% due 06/15/2045		50,000	55,418
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,090,956
Bank of America Corp. Senior Notes 4.08% due 03/20/2051		350,000	426,919
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	548,359
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	26,460
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	738,528
Beacon Roofing Supply, Inc. Company Guar. Notes 4.88% due 11/01/2025*		28,000	27,468
Becton Dickinson and Co. Senior Notes 3.36% due 06/06/2024		950,000	1,024,090
Booking Holdings, Inc. Senior Notes 4.10% due 04/13/2025		100,000	112,057
Broadcom, Inc. Company Guar. Notes 3.46% due 09/15/2026		364,000	396,686
Broadcom, Inc. Company Guar. Notes 3.63% due 10/15/2024		400,000	436,461
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026		400,000	449,664
Broadcom, Inc. Company Guar. Notes 4.70% due 04/15/2025		500,000	568,553
Calpine Corp. Senior Notes 5.00% due 02/01/2031*		275,000	280,761
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*		350,000	358,676
Centene Corp. Senior Notes 3.00% due 10/15/2030		350,000	363,459
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024		143,000	157,795
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023		167,000	180,668
CIT Group, Inc. Senior Notes 5.25% due 03/07/2025		400,000	446,500
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	861,194
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026		1,050,000	1,167,278
Cleveland-Cliffs, Inc. Company Guar. Notes 5.88% due 06/01/2027		28,000	27,224
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024		750,000	826,033
Comcast Corp. Company Guar. Notes 3.75% due 04/01/2040		200,000	232,794
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025		550,000	630,202
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028		350,000	416,241
Cooper-Standard Automotive, Inc. Company Guar. Notes 5.63% due 11/15/2026*		32,000	21,440
Crown Castle International Corp. Senior Notes 4.30% due 02/15/2029		250,000	289,961
CVS Health Corp Senior Notes 4.25% due 04/01/2050		100,000	116,842

Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*		125,000	142,344
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*		100,000	115,861
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*		475,000	563,087
Dell International LLC/EMC Corp. Senior Sec. Notes 6.20% due 07/15/2030*		75,000	91,662
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*		250,000	146,094
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	450,594
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*		100,000	102,163
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*		150,000	152,022
Elanco Animal Health, Inc. Senior Notes 5.27% due 08/28/2023		350,000	378,364
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	987,224
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*		26,000	21,840
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023		175,000	174,073
Fidelity National Information Services, Inc. Senior Notes 0.63% due 12/03/2025	EUR	300,000	358,676
Fidelity National Information Services, Inc. Company Guar. Notes 0.75% due 05/21/2023	EUR	300,000	356,809
Fidelity National Information Services, Inc. Senior Notes 1.50% due 05/21/2027	EUR	100,000	125,069
Fidelity National Information Services, Inc. Company Guar. Notes 2.60% due 05/21/2025	GBP	200,000	280,186
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026		250,000	276,793
Ford Motor Credit Co LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	372,383
General Dynamics Corp. Company Guar. Notes 4.25% due 04/01/2050		50,000	64,961
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023		150,000	157,237
General Electric Co. Senior Notes 2.70% due 10/09/2022		50,000	51,860
General Electric Co. Senior Notes 3.63% due 05/01/2030		850,000	897,634
General Electric Co. Senior Notes 4.35% due 05/01/2050		500,000	532,695
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023		30,000	27,262
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025		350,000	387,565
HCP, Inc. Senior Notes 3.25% due 07/15/2026		50,000	55,457
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	386,368
Hewlett Packard Enterprise Co. Senior Notes 4.65% due 10/01/2024		200,000	225,744
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*		26,000	26,764
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032		650,000	644,297
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	28,910
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031		600,000	630,635
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		350,000	372,732
JPMorgan Chase & Co. Senior Notes 4.02% due 12/05/2024		1,450,000	1,597,108
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050		150,000	170,954
Kraton Polymers LLC/Kraton Polymers Capital Corp. Company Guar. Notes 7.00% due 04/15/2025*		30,000	30,937

Laredo Petroleum, Inc. Company Guar. Notes 9.50% due 01/15/2025		750,000	350,250
Lions Gate Capital Holdings LLC Company Guar. Notes 5.88% due 11/01/2024*		28,000	26,320
Manitowoc Co., Inc. Sec. Notes 9.00% due 04/01/2026*		28,000	28,741
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		25,000	27,168
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*		50,000	52,587
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026		26,000	21,548
Morgan Stanley Senior Notes 3.13% due 07/27/2026		850,000	937,866
Morgan Stanley Senior Notes 3.62% due 04/01/2031		400,000	457,845
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	253,233
MPLX LP Senior Notes 4.70% due 04/15/2048		200,000	198,102
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	314,100
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021		4,000	3,212
NiSource, Inc. Senior Notes 3.60% due 05/01/2030		200,000	227,177
Nutrition & Biosciences, Inc. Company Guar. Notes 1.23% due 10/01/2025*		300,000	300,405
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*		100,000	100,249
Nutrition & Biosciences, Inc. Senior Notes 2.30% due 11/01/2030*		200,000	201,124
Nutrition & Biosciences, Inc. Senior Notes 3.27% due 11/15/2040*		50,000	51,323
Nutrition & Biosciences, Inc. Senior Notes 3.47% due 12/01/2050*		250,000	255,911
Occidental Petroleum Corp. Senior Notes 5.55% due 03/15/2026		150,000	130,500
PayPal Holdings, Inc. Senior Notes 2.30% due 06/01/2030		550,000	577,331
PayPal Holdings, Inc. Senior Notes 3.25% due 06/01/2050		250,000	269,840
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*		28,000	28,624
Phillips 66 Company Guar. Notes 3.85% due 04/09/2025		150,000	165,038
Prologis Euro Finance LLC Company Guar. Notes 1.00% due 02/06/2035	EUR	350,000	421,234
Realogy Group LLC/Realogy Co-Issuer Corp. Company Guar. Notes 9.38% due 04/01/2027*		28,000	29,651
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	744,200
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*		26,000	25,285
Sprint Communications, Inc. Company Guar. Notes 6.00% due 11/15/2022		26,000	27,830
Staples, Inc. Senior Notes 10.75% due 04/15/2027*		26,000	20,670
Summit Materials LLC Company Guar. Notes 6.50% due 03/15/2027*		26,000	27,235
Summit Materials LLC/Summit Materials Finance Corp. Company Guar. Notes 5.25% due 01/15/2029*		184,000	189,520
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*		300,000	290,958
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025*		250,000	273,902
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*		450,000	502,492
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*		650,000	730,184
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028		100,000	107,140
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 4.75% due 10/01/2023*		50,000	47,485
Thermo Fisher Scientific, Inc. Senior Notes 0.50% due 03/01/2028	EUR	250,000	297,073

Thermo Fisher Scientific, Inc. Senior Notes 4.50% due 03/25/2030		50,000	61,996
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027		750,000	732,187
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		300,000	328,471
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025		650,000	721,577
Verizon Communications, Inc. Senior Notes 2.63% due 08/15/2026		500,000	543,428
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050		200,000	240,983

			42,044,360

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	13,260

Total Corporate Bonds & Notes (cost $75,247,297)			78,964,371

FOREIGN GOVERNMENT OBLIGATIONS — 48.1%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	673,309
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	1,095,056

			1,768,365

Austria — 0.6%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	2,168,792

Belgium — 1.6%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,598,090
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	827,388
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,485,937
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	1,236,885

			6,148,300

Canada — 1.5%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,543,042
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,965,521
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	446,806
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	957,154

			5,912,523

Colombia — 0.1%
Republic of Colombia Senior Notes 4.13% due 05/15/2051		200,000	209,300

Denmark — 0.4%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,416,280

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	151,127
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	143,250
Dominican Republic Senior Notes 6.40% due 06/05/2049*		150,000	152,265

			446,642

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	575,301

France — 4.3%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	8,164,416
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,981,124
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,757,907
Government of France Bonds 4.50% due 04/25/2041	EUR	1,940,000	4,300,158

			16,203,605

Germany — 0.1%
Federal Republic of Germany Bonds 1.25% due 08/15/2048	EUR	160,000	266,172

Indonesia — 0.1%
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		200,000	221,164

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	345,145

Italy — 7.4%
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	3,053,608
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	9,033,382
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	844,852
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	5,273,564
Republic of Italy Senior Notes 3.75% due 08/01/2021*	EUR	1,300,000	1,562,040
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	8,293,888

			28,061,334

Japan — 20.8%
Government of Japan Bonds 0.10% due 07/01/2022	JPY	154,750,000	1,484,149
Government of Japan Bonds 0.10% due 10/01/2022	JPY	3,180,150,000	30,509,332
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,726,282
Government of Japan Bonds 0.10% due 06/20/2030	JPY	251,150,000	2,414,730
Government of Japan Bonds 0.10% due 09/20/2030	JPY	16,400,000	157,552
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	785,091
Government of Japan Bonds 0.40% due 06/20/2040	JPY	202,300,000	1,927,294
Government of Japan Bonds 0.40% due 09/20/2040	JPY	600,900,000	5,722,425
Government of Japan Bonds 0.40% due 12/20/2049	JPY	13,650,000	122,810
Government of Japan Bonds 0.40% due 03/20/2050	JPY	93,000,000	835,334
Government of Japan Bonds 0.50% due 03/20/2049	JPY	94,850,000	882,029
Government of Japan Bonds 0.50% due 03/20/2060	JPY	155,900,000	1,406,622
Government of Japan Bonds 0.60% due 06/20/2050	JPY	7,000,000	66,257
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	5,363,366
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,198,700,000	11,846,973
Government of Japan Bonds 2.00% due 09/20/2041	JPY	421,000,000	5,264,883
Government of Japan CPI Linked Bonds 0.10% due 03/10/2029(10)	JPY	740,677,779	7,044,911

			78,560,040

Romania — 0.2%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	81,522
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	134,616
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	12,095
Government of Romania Senior Notes 3.38% due 01/28/2050	EUR	30,000	36,285
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	400,546
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	152,815

			817,879

Spain — 3.8%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	900,000	1,163,800
Kingdom of Spain Bonds 1.50% due 04/30/2027*	EUR	4,820,000	6,245,313
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	812,973
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,050,000	2,194,426

Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	1,253,106
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,595,657

			14,265,275

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	445,498
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,093,377

			1,538,875

Sweden — 0.4%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	558,775
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	850,890

			1,409,665

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	339,559
Government of Ukraine Senior Notes 7.25% due 03/15/2033*		210,000	197,139

			536,698

United Arab Emirates — 0.1%
Emirate of Abu Dhabi Senior Bonds 3.88% due 04/16/2050*		400,000	474,840

United Kingdom — 5.5%
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	170,000	288,235
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	6,158,441
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	6,245,332
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,784,976
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	800,000	1,872,742
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,360,860

			20,710,586

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	21,045

Total Foreign Government Obligations (cost $165,655,741)			182,077,826

U.S. GOVERNMENT AGENCIES — 12.0%
United States — 12.0%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,427,988
Federal Home Loan Mtg. Corp. 5.00% due 07/01/2035		351,737	405,613
5.00% due 11/01/2038		70,421	81,195
5.00% due 01/01/2039		22,673	26,145
5.00% due 09/01/2039		51,995	59,942
5.00% due 05/01/2041		296,178	342,130
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2020-DNA1, Class M2 1.85% (1 ML+1.70%) due 01/25/2050(2)*		1,148,000	1,122,435
Series 2020-DNA3, Class M2 3.15% (1 ML+3.00%) due 06/25/2050*(2)		150,000	150,257
Series 2020-HQA4, Class M2 3.30% (1 ML+3.15%) due 09/25/2050*(2)		115,000	115,645
Series 2020-DNA4, Class M2 3.90% (1 ML+3.75%) due 08/25/2050*(2)		130,000	131,445
Series 2020-DNA5, Class B1 4.89% (SOFR + 4.80%) due 10/25/2050*(2)		534,000	538,968
Series 2020-DNA3, Class B1 5.25% (1 ML+5.10%) due 06/25/2050*(2)		535,000	545,747
Series 2020-DNA4, Class B1 6.15% (1 ML+6.00%) due 08/25/2050*(2)		353,000	363,601
Federal National Mtg. Assoc. 4.50% due 02/01/2040		8,073	8,728
4.50% due 08/01/2041		80,536	90,615
6.00% due 10/01/2034		233,986	275,026
6.00% due 11/01/2034		20,715	23,107
6.00% due 02/01/2037		212,899	249,163
6.00% due 03/01/2037		20,718	24,423
6.00% due 10/01/2037		101,157	119,299
6.00% due 08/01/2038		54,400	63,163
6.00% due 06/01/2039		1,093	1,229
6.00% due 10/01/2040		90,246	105,954
6.00% due 04/01/2041		11,390	13,406

6.00% due 05/01/2041		80,985	95,470
6.00% due 10/01/2041		78,983	88,364
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2019-R02, Class 1M2 2.45% (1 ML+2.30%) due 08/25/2031*(2)		187,719	186,540
Series 2014-C01, Class M2 4.55% (1 ML+4.40%) due 01/25/2024(2)		421,111	399,045
Series 2013-C01, Class M2 5.40% (1 ML+5.25%) due 10/25/2023(2)		79,138	78,150
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(2)		268,293	327,451
Series 2012-111, Class B 7.00% due 10/25/2042(2)		71,168	85,747
Government National Mtg. Assoc. 2.00% due November TBA		13,000,000	13,504,258
2.50% due November TBA		6,000,000	6,284,531
4.50% due 02/20/2049		5,239,879	5,638,424
5.00% due 09/20/2049		4,379,778	4,752,974
Uniform Mtg. Backed Securities 5.00% due November TBA		6,000,000	6,592,500

Total U.S. Government Agencies (cost $44,989,200)			45,318,678

U.S. GOVERNMENT TREASURIES — 14.7%
United States — 14.7%
United States Treasury Bonds 2.00% due 02/15/2050		1,100,000	1,197,453
2.75% due 11/15/2047(7)		2,390,000	3,008,226
3.63% due 02/15/2044		21,620,000	30,756,984
United States Treasury Notes 0.63% due 05/15/2030		2,140,000	2,098,203
1.63% due 05/15/2026		4,400,000	4,677,578
2.13% due 07/31/2024		7,880,000	8,426,059
2.38% due 01/31/2023		1,855,000	1,946,808
2.88% due 08/15/2028		2,980,000	3,470,769

Total U.S. Government Treasuries (cost $49,424,435)			55,582,080

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.3%
Austria — 0.1%
Erste Group Bank AG 6.50% due 04/15/2024(8)	EUR	200,000	247,521

Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		240,000	230,400
Itau Unibanco Holding SA 4.63% due 02/27/2025*(8)		200,000	172,952

			403,352

British Virgin Islands — 0.1%
Bluestar Finance Holdings, Ltd. 3.88% due 06/24/2023(8)		520,000	521,529

Germany — 0.2%
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	600,000	681,432

Italy — 0.2%
Intesa Sanpaolo SpA 5.88% due 09/01/2031(8)	EUR	300,000	339,575
UniCredit SpA 7.50% due 06/03/2026(8)	EUR	250,000	312,636
UniCredit SpA 8.00% due 06/03/2024(8)		200,000	210,000

			862,211

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 06/30/2031	EUR	300,000	359,300

Spain — 0.2%
Banco de Sabadell SA 6.50% due 05/18/2022(8)	EUR	600,000	609,655

Switzerland — 0.2%
Credit Suisse Group AG 5.25% due 02/11/2027*(8)		400,000	402,720
Credit Suisse Group AG 7.25% due 09/12/2025*(8)		200,000	216,742

			619,462

United Kingdom — 0.1%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	239,215
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	239,036

			478,251

Total Preferred Securities/Capital Securities (cost $4,608,817)			4,782,713

OPTIONS — PURCHASED — 0.0%
United States — 0.0%
Over the Counter Purchased Call Options on Interest Rate Swap Contracts(11) (cost $10,300)		1,890,000	5,721

Total Long-Term Investment Securities (cost $358,881,027)			385,914,250

SHORT-TERM INVESTMENT SECURITIES — 6.0%
Registered Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.00%(9) (cost $22,806,174)		22,806,174	22,806,174

TOTAL INVESTMENTS (cost $381,687,201)	108.1%	408,720,424
Liabilities in excess of other assets	(8.1)	(30,502,663)

NET ASSETS	100.0%	$378,217,761

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $74,944,923 representing 19.8% of net assets.

**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA
5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$13,260	$3.40	0.00%
Foreign Government Obligations
Republic of Venezuela
9.25% due 05/07/2028	8/1/2017	230,000	93,621	21,045	9.15	0.01%

				$34,305		0.01%

(6)	Security in default of interest.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Perpetual maturity—maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of October 31, 2020.
(10)	Principal amount of security is adjusted for inflation.
(11)	Options—Purchased:

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.61% versus USD-LIBOR-BBA maturing on 01/15/2021	Morgan Stanley and Co., Inc.	January 2021	0.61%	$1,890	$10,300	$5,721	$(4,579)

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

SEK — Swedish Krona

USD — U.S. Dollar

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3M SONIA — 3 Month Sterling Overnight Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

SOFR — Secured Overnight Financing Rate

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.15% versus EUR-EURIBOR-Reuters maturing 12/01/2020	Citibank, N.A.	December 2020	0.15%	$1,210	$12,467	$18,850	$(6,383)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.15% versus EUR-EURIBOR-Reuters maturing 12/02/2020	Citibank, N.A.	December 2020	0.15	820	9,325	12,810	(3,485)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.31% versus USD-LIBOR-BBA maturing 01/20/2021	Deutsche Bank	January 2021	0.31	14,580	16,767	16,262	505
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus USD-LIBOR-BBA maturing 01/06/2021	Deutsche Bank Securities, Ltd. Japan	January 2021	0.28	14,600	16,060	12,006	4,054
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.20% versus EUR-EURIBOR-Reuters maturing 12/02/2020	Morgan Stanley and Co., Inc.	December 2020	0.20	3,370	30,670	35,891	(5,221)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.20% versus EUR-EURIBOR-Reuters maturing 12/03/2020	Morgan Stanley and Co., Inc.	December 2020	0.20	2,510	25,297	26,781	(1,484)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.25% versus EUR-EURIBOR-Reuters maturing 01/14/2021	Morgan Stanley and Co., Inc.	January 2021	0.25	1,710	15,507	14,753	754
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.25% versus EUR-EURIBOR-Reuters maturing 01/14/2021	Morgan Stanley and Co., Inc.	January 2021	0.25	1,710	15,408	14,753	655
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.39% versus EUR-EURIBOR-Reuters maturing 01/15/2021	Morgan Stanley and Co., Inc.	January 2021	0.39	2,310	9,409	6,062	3,347
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.15% versus EUR-EURIBOR-Reuters maturing 11/30/2020	UBS AG	November 2020	0.15	3,850	38,938	58,859	(19,921)

					$189,848	$217,027	$(27,179)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 12/01/2020	Citibank, N.A.	December 2020	0.10%	$1,210	$3,459	$128	$3,331
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 12/02/2020	Citibank, N.A.	December 2020	0.10	820	1,846	94	1,752
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.51% versus USD-LIBOR-BBA maturing 01/20/2021	Deutsche Bank	January 2021	0.51	14,580	40,824	46,109	(5,285)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.48% versus USD-LIBOR-BBA maturing 01/06/2021	Deutsche Bank Securities, Ltd. Japan	January 2021	0.48	14,600	36,865	52,501	(15,636)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.00% versus EUR-EURIBOR-Reuters maturing 01/14/2021	Morgan Stanley and Co., Inc.	January 2021	0.00	1,710	5,368	1,763	3,605
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.00% versus EUR-EURIBOR-Reuters maturing 01/14/2021	Morgan Stanley and Co., Inc.	January 2021	0.00	1,710	5,368	1,763	3,605
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.10% versus EUR-EURIBOR-Reuters maturing 11/30/2020	UBS AG	November 2020	0.10	3,850	12,368	75	12,293

					$106,098	$102,433	$3,665

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	Australian 10 Year Bonds	December 2020	$1,258,822	$1,261,122	$2,300
49	Long	Australian 3 Year Bonds	December 2020	4,045,379	4,045,383	4
52	Long	Euro-BOBL	December 2020	8,173,421	8,228,532	55,111
3	Long	Euro-BTP	December 2020	508,964	522,660	13,696
21	Long	Euro-Bund	December 2020	4,242,179	4,308,215	66,036
48	Long	Euro-OAT	December 2020	9,364,683	9,509,694	145,011
46	Long	Euro-Schatz	December 2020	6,013,403	6,025,189	11,786
38	Short	Long GILT	December 2020	6,704,987	6,679,388	25,599
27	Short	U.S. Treasury 5 Year Notes	December 2020	3,391,242	3,391,242	—
20	Short	U.S. Treasury Ultra Bonds	December 2020	4,339,472	4,300,000	39,472

						$359,015

						Unrealized (Depreciation)
5	Long	Japan 10 Year Bonds	December 2020	$7,254,883	$7,253,450	$(1,433)
111	Long	U.S. Treasury 10 Year Notes	December 2020	15,432,066	15,342,281	(89,785)
115	Long	U.S. Treasury 2 Year Notes	December 2020	25,397,062	25,397,031	(31)
1	Long	U.S. Treasury Long Bonds	December 2020	174,281	172,469	(1,812)

						$(93,061)

		Net Unrealized Appreciation (Depreciation)				$265,954

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Morgan Stanley & Co.	AUD	904,086	JPY	68,583,474	12/16/2020	$19,835	$—
	AUD	8,406,355	USD	6,035,238	12/16/2020	125,040	—
	CAD	430,454	AUD	447,760	12/16/2020	—	(8,358)
	CAD	435,058	EUR	279,187	12/16/2020	—	(1,128)
	CAD	7,840,510	USD	5,927,184	12/16/2020	40,954	—
	CHF	295,094	CAD	428,947	12/16/2020	—	(228)
	CHF	286,431	EUR	266,662	12/16/2020	—	(1,909)
	CHF	2,276,202	USD	2,511,046	12/16/2020	25,315	—
	CLP	2,143,708,937	USD	2,720,209	11/16/2020	—	(51,627)
	CLP	740,408,521	USD	955,892	12/17/2020	—	(1,473)
	CNH	56,673,567	USD	8,362,582	12/16/2020	—	(74,488)
	COP	2,642,995,256	USD	699,965	11/20/2020	17,586	—
	CZK	7,515,145	EUR	277,598	12/16/2020	2,213	—
	CZK	7,528,036	USD	325,909	12/16/2020	3,932	—
	EUR	3,949,646	USD	4,662,026	11/09/2020	61,461	—
	EUR	556,523	AUD	923,612	12/16/2020	535	—
	EUR	801,236	CHF	862,491	12/16/2020	7,764	—
	EUR	278,798	CZK	7,535,947	12/16/2020	—	(2,722)
	EUR	2,099,902	GBP	1,923,684	12/16/2020	44,773	—
	EUR	1,944,690	JPY	239,155,975	12/16/2020	18,438	—
	EUR	1,061,129	NOK	11,653,737	12/16/2020	—	(16,597)
	EUR	278,137	NZD	493,415	12/16/2020	1,992	—
	EUR	258,766	PLN	1,153,069	12/16/2020	—	(10,369)
	EUR	1,099,315	SEK	11,431,414	12/16/2020	3,736	—
	EUR	2,260,771	USD	2,665,097	12/16/2020	29,376	—
	GBP	1,186,389	EUR	1,305,999	12/16/2020	—	(14,868)
	GBP	4,952,273	USD	6,440,170	12/16/2020	22,409	—
	GBP	5,316,529	USD	6,848,263	01/13/2021	—	(43,237)
	HUF	101,767,588	EUR	277,598	12/16/2020	705	—
	HUF	53,615,383	USD	174,485	12/16/2020	4,350	—
	IDR	6,176,336,825	USD	419,133	11/05/2020	—	(1,898)
	ILS	10,056,871	USD	2,937,758	12/16/2020	—	(11,023)
	INR	21,859,510	USD	296,109	11/13/2020	3,086	—
	JPY	572,772,045	USD	5,433,311	12/16/2020	—	(40,770)
	JPY	490,031,813	USD	4,623,570	12/23/2020	—	(60,416)
	KRW	11,391,261,802	USD	10,013,323	11/02/2020	—	(25,685)
	KRW	2,996,229,470	USD	2,637,596	01/08/2021	1,719	—
	MXN	21,610,021	USD	983,875	12/16/2020	—	(30,120)
	NOK	15,579,075	EUR	1,399,310	12/16/2020	—	(243)
	NOK	42,940,291	USD	4,614,698	12/16/2020	117,471	—
	NZD	4,820,363	USD	3,201,193	12/16/2020	13,854	—
	PLN	1,267,018	EUR	279,374	12/16/2020	5,606	—
	PLN	2,500,660	USD	652,188	12/16/2020	20,416	—
	RUB	318,981,424	USD	4,172,577	11/17/2020	163,673	—
	SEK	3,918,934	USD	444,755	12/10/2020	4,150	—
	SEK	38,998,420	EUR	3,737,851	12/16/2020	—	(27,290)
	SEK	23,588,113	USD	2,665,153	12/16/2020	12,856	—
	THB	40,941,003	USD	1,309,168	12/16/2020	—	(4,115)
	TRY	2,344,370	USD	309,938	11/10/2020	31,208	—
	TRY	3,829,505	USD	480,780	12/16/2020	33,763	—
	TRY	4,252,987	USD	527,826	01/19/2021	39,474	—
	TRY	2,056,508	USD	254,597	01/25/2021	19,142	—
	TWD	90,901,913	USD	3,135,232	11/09/2020	—	(52,799)
	USD	9,969,312	KRW	11,391,261,802	11/02/2020	69,695	—
	USD	393,391	IDR	5,874,112,353	11/06/2020	6,430	—
	USD	22,083,555	EUR	18,758,049	11/09/2020	—	(234,098)
	USD	2,673,711	TWD	76,883,097	11/09/2020	22,665	—
	USD	1,340,597	INR	99,201,348	11/13/2020	—	(10,819)
	USD	4,044,160	CLP	3,160,229,613	11/16/2020	42,046	—
	USD	3,561,262	RUB	272,635,702	11/17/2020	—	(134,823)
	USD	1,986,554	COP	7,647,082,793	11/20/2020	—	(12,198)
	USD	4,396,845	AUD	6,088,072	12/16/2020	—	(116,547)
	USD	8,739,708	CAD	11,507,510	12/16/2020	—	(100,493)
	USD	2,232,727	CHF	2,035,460	12/16/2020	—	(9,898)
	USD	12,080,492	CNH	82,246,957	12/16/2020	163,723	—
	USD	131,410	COP	506,452,560	12/16/2020	—	(810)
	USD	326,647	CZK	7,356,621	12/16/2020	—	(12,002)
	USD	8,031,826	EUR	6,803,603	12/16/2020	—	(99,842)
	USD	6,025,884	GBP	4,673,564	12/16/2020	30,692	—
	USD	471,915	HUF	144,304,808	12/16/2020	—	(14,001)
	USD	1,957,442	ILS	6,707,014	12/16/2020	9,126	—
	USD	7,749,516	JPY	815,866,742	12/16/2020	47,863	—
	USD	2,651,264	MXN	58,237,156	12/16/2020	81,367	—
	USD	3,412,857	NOK	30,664,490	12/16/2020	—	(201,301)
	USD	2,659,814	NZD	4,023,947	12/16/2020	916	—
	USD	635,682	PLN	2,398,852	12/16/2020	—	(29,631)
	USD	1,769,483	SEK	15,554,304	12/16/2020	—	(20,524)
	USD	5,550,129	SGD	7,532,368	12/16/2020	—	(35,634)
	USD	2,829,578	THB	88,521,047	12/16/2020	9,950	—
	USD	2,665,503	ZAR	45,072,526	12/17/2020	89,893	—
	USD	5,397,754	AUD	7,570,016	12/21/2020	—	(75,402)
	USD	3,392,011	KRW	3,822,965,532	01/08/2021	—	(28,829)
	USD	2,637,665	KRW	2,996,229,470	01/15/2021	—	(1,813)
	USD	131,308	TRY	1,071,864	01/19/2021	—	(8,231)
	USD	1,515,386	INR	112,602,235	01/27/2021	—	(17,345)
	ZAR	28,811,154	USD	1,703,845	12/17/2020	—	(57,453)

Unrealized Appreciation (Depreciation)						$1,471,198	$(1,703,057)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH— Yuan Renminbi Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound Sterling

HUF —Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW —South Korean Won

MXN— Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
CAD	19,550	12/16/2023	1.250%/Semi-annually	3 month CDOR/Semi-annually	$265,504	$12,794
USD	12,360	12/16/2023	3 month USD-LIBOR/Quarterly	0.750%/Semi-annually	(178,871)	9,290
CAD	27,520	6/24/2024	0.840%/Semi-annually	3 month CDOR/Semi-annually	12,106	8,395
USD	5,000	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	—	3,612
AUD	12,890	5/16/2025	0.553%/Semi-annually	6 month BBSW/Semi-annually	(18,664)	89,770
PLN	4,460	12/16/2025	0.750%/Annually	6 month WIBOR/Semi-annually	(910)	14,072
SEK	108,310	12/16/2025	0.000%/Annually	3 month STIBOR/Quarterly	(39,692)	7,832
ZAR	20,625	3/17/2026	5.250%/Quarterly	3 month JIBAR/Quarterly	(87)	933
CHF	12,090	12/16/2027	-0.50%/Annually	6 month CHF-LIBOR/Semi-annually	(43,055)	42,467
EUR	11,140	12/16/2027	12 month EURIBOR/Annually	-0.500%/Annually	(64,233)	20,940
AUD	12,170	9/4/2028	0.920%/Semi-annually	6 month BBSW/Semi-annually	(2,751)	41,779
AUD	2,340	3/19/2030	6 month BBSW/Semi-annually	1.750%/Semi-annually	(48,131)	2,863
EUR	7,220	5/21/2030	0.050%/Annually	6 month EURIBOR/Semi-annually	36,460	35,709
EUR	8,700	6/17/2030	-0.250%/Annually	6 month EURIBOR/Semi-annually	187,990	435
USD	8,220	6/17/2030	3 month USD-LIBOR/Quarterly	1.750%/Semi-annually	(205,582)	18,049
CAD	5,550	6/24/2030	3 month CDOR/Semi-annually	1.140%/Semi-annually	(6,282)	42,218
NOK	61,010	10/29/2030	6 month NIBOR/Semi-annually	1.240%/Annually	(282)	4,449
AUD	3,200	12/16/2030	1.000%/Semi-annually	6 month BBSW/Semi-annually	30,826	15,092
CHF	5,260	12/16/2030	0.250%/Annually	6 month CHF-LIBOR/Semi-annually	28,552	31,299
NZD	990	12/16/2030	0.500%/Semi-annually	3 month NZDBB/Quarterly	(3,374)	1,402
USD	6,190	5/21/2035	3 month USD-LIBOR/Quarterly	1.160%/Semi-annually	17,456	106,910
GBP	470	12/16/2035	6 month GBP-LIBOR/Semi-annually	0.750%/Semi-annually	(18,001)	2,017
USD	3,230	4/9/2045	3 month USD-LIBOR/Quarterly	0.855%/Semi-annually	114	82,840
GBP	320	12/16/2050	6 month GBP-LIBOR/Semi-annually	0.750%/Semi-annually	(17,352)	3,626
USD	980	12/18/2050	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	(7,096)	12,187

					$(75,355)	$610,980

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/ Freqency	Payments Made by the Portfolio/ Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
PLN	22,390	12/16/2021	3 month WIBOR/Quarterly	0.250%/Maturity	$(963)	$(5,634)
BRL	10,125	1/3/2022	4.120%/Maturity	Less than 1 month BRCDI/ Maturity	29,707	(17,315)
MXN	24,820	12/14/2022	4.500%/Monthly	1 month TIIE/Monthly	483	(2,202)
EUR	1,360	12/16/2022	6 month EURIBOR/Semi-annually	-0.50%/Annually	(885)	(544)
BRL	875	1/2/2023	4.230%/Monthly	Less than 1 month BRCDI/ Monthly	(1,040)	(795)
EUR	4,810	12/16/2023	6 month EURIBOR/Semi-annually	0.000%/Annually	6,780	(13,362)
BRL	11,055	1/2/2024	4.930%/Maturity	Less than 1 month BRCDI/ Maturity	1,481	(36,899)
USD	20	6/21/2024	3 month USD-LIBOR/Quarterly	1.500%/Semi-annually	706	(1,561)
CAD	19,890	9/30/2024	0.810%/Semi-annually	3 month CDOR/Semi-annually	1,750	(11,831)
EUR	9,440	5/18/2025	6 month EURIBOR/Semi-annually	-0.307%/Annually	18,631	(77,996)
MXN	36,750	12/10/2025	5.100%/Monthly	1 month TIIE/Monthly	16	(6,920)
EUR	11,730	12/16/2025	12 month EURIBOR/Annually	-0.50%/Annually	(67,571)	(16,484)
EUR	15,180	12/16/2025	6 month EURIBOR/Semi-annually	-0.250%/Annually	(142,270)	(67,817)
GBP	1,630	12/16/2025	0.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	29,585	(751)
NOK	116,660	12/16/2025	0.750%/Annually	6 month NIBOR/Semi-annually	47,546	(12,672)
EUR	1,560	12/16/2027	6 month EURIBOR/Semi-annually	-0.250%/Annually	(9,190)	(10,736)
GBP	410	12/16/2027	0.500%/Semi-annually	6 month GBP-LIBOR/Semi-annually	8,075	(1,450)
NZD	4,890	3/19/2030	3 month NZDBB/Quarterly	1.750%/Semi-annually	(137,492)	(7,652)
USD	5,740	5/21/2030	0.980%/Semi-annually	3 month USD-LIBOR/Quarterly	(7,759)	(71,904)
EUR	12,760	6/18/2030	6 month EURIBOR/Semi-annually	0.250%/Annually	(161,412)	(114,734)
USD	16,580	6/18/2030	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	545,580	(167,652)
EUR	8,470	9/8/2030	6 month EURIBOR/Semi-annually	0.250%/Annually	3,249	(46,416)
CHF	1,490	9/17/2030	6 month CHF-LIBOR/Semi-annually	-0.100%/Annually	977	(2,683)
AUD	7,160	10/28/2030	1.240%/Semi-annually	6 month BBSW/Semi-annually	(2,201)	(13,585)
EUR	10,510	12/16/2030	6 month EURIBOR/Semi-annually	-0.250%/Annually	89,999	(111,484)
CAD	1,960	3/19/2031	1.500%/Semi-annually	3 month CDOR/Semi-annually	6,563	(11,916)
EUR	3,460	5/21/2040	6 month EURIBOR/Semi-annually	0.260%/Annually	(434)	(7,876)
EUR	4,710	6/19/2040	6 month EURIBOR/Semi-annually	0.750%/Annually	(246,157)	(44,049)
USD	5,050	6/19/2040	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	133,712	(71,369)
EUR	790	12/16/2040	6 month EURIBOR/Semi-annually	0.250%/Annually	(31,885)	(18,558)
USD	3,340	4/10/2050	0.845%/Semi-annually	3 month USD-LIBOR/Quarterly	118	(71,972)
EUR	4,300	6/20/2050	6 month EURIBOR/Semi-annually	0.500%/Annually	(291,988)	(26,793)
USD	4,670	6/20/2050	1.750%/Semi-annually	3 month USD-LIBOR/Quarterly	143,824	(37,676)
JPY	148,380	12/18/2050	0.600%/Semi-annually	6 month JPY-LIBOR/Semi-annually	13,171	(1,387)

					$(19,294)	$(1,112,675)

Total					$(94,649)	$(501,695)

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

CDOR — Canadian Dollar Offered Rate

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NZDBB — New Zealand Bank Dollar Bill

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection (1)

							Value (5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Citibank, N.A.	0.0807%	$12,180	$3,470	$(75,840)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Deutsche Bank AG	0.0807%	240	72	(1,498)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	JPMorgan Chase Bank, N.A.	0.0807%	80	23	(498)
People’s Republic of China 7.50% due 10/28/2027	(1.000)%	Quarterly	6/20/2021	Morgan Stanley & Co. International PLC	0.0807%	11,780	3,526	(73,519)

Total							$7,091	$(151,355)

Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Counterparty	Implied Credit Spread at October 31, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	12/20/2023	Morgan Stanley & Co. International PLC	0.1833%	$1,120	$17,244	$11,647

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection (1)

							Value(5)
Reference Obligation	Fixed Deal (Pay) Rate	Frequency	Maturity Date		Implied Credit Spread at October 31, 2019 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

iTraxx Europe Index	(1.000)%	Quarterly	12/20/2025		0.6550%	$5,950	$(148,563)	$25,700

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection (2)

							Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at October 31, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022		0.8161%	$18,850	$212,474	$(155,076)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2023		0.7355%	9,800	103,663	(40,016)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2025		0.9050%	3,550	35,446	(20,064)
CDX North American Investment High Yield Index	5.000%	Quarterly	6/20/2025		3.9378%	736	46,771	(15,930)
CDX North American Investment High Yield Index	5.000%	Quarterly	12/20/2025		4.2059%	900	34,881	(4,687)
iTraxx Europe Index	5.000%	Quarterly	12/20/2025		3.6900%	1,800	172,210	(48,072)

Total							$605,445	$(283,845)

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection (2)

							Value(5)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date		Implied Credit Spread at October 31, 2020 (3)	Notional Amount (000’s) (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

People’s Republic of China 7.50% due 10/28/2027	1.000%	Quarterly	6/20/2022		0.1132%	$2,470	29,491	6,769
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024		0.6861%	$1,220	$5,786	$8,076
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024		0.3335%	150	2,364	1,287
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024		0.3769%	70	1,218	590

Total							$38,859	$16,722

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	46.6%
United States Treasury Bonds	9.2
Registered Investment Companies	6.0
United States Treasury Notes	5.5
Diversified Financial Services	5.2
Government National Mtg. Assoc.	4.5
Diversified Banking Institutions	4.3
Banks-Commercial	4.0
Uniform Mtg. Backed Securities	3.6
Federal National Mtg. Assoc.	2.3
Medical-Drugs	1.3
Regional Authority	1.1
Federal Home Loan Mtg. Corp.	1.0
Real Estate Investment Trusts	0.8
Pipelines	0.8
Cable/Satellite TV	0.7
Federal Home Loan Bank	0.6
Electronic Components-Semiconductors	0.6
Telephone-Integrated	0.5
Cellular Telecom	0.5
Aerospace/Defense-Equipment	0.5
Brewery	0.5
SupraNational Banks	0.4
Computers	0.4
Data Processing/Management	0.4
Commercial Services-Finance	0.4
Chemicals-Diversified	0.4
Tobacco	0.3
Diversified Manufacturing Operations	0.3
Water	0.3
Auto-Cars/Light Trucks	0.3
Oil Companies-Exploration & Production	0.3
Medical-HMO	0.3
Agricultural Chemicals	0.3
Diagnostic Equipment	0.3
Oil Companies-Integrated	0.3
Drug Delivery Systems	0.3
Semiconductor Components-Integrated Circuits	0.2
Airport Development/Maintenance	0.2
Real Estate Operations & Development	0.2
Winding-Up Agency	0.2
Private Equity	0.2
Finance-Other Services	0.2
Retail-Restaurants	0.2
Building Products-Cement	0.2
Chemicals-Specialty	0.1
Investment Companies	0.1
Gas-Distribution	0.1
Retail-Discount	0.1
Medical-Hospitals	0.1
Veterinary Diagnostics	0.1
Internet Content-Information/News	0.1
Insurance-Life/Health	0.1
Chemicals-Other	0.1
Pharmacy Services	0.1
Independent Power Producers	0.1
Finance-Leasing Companies	0.1
Containers-Metal/Glass	0.1
Building Societies	0.1

108.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$19,182,861	$—	$19,182,861
Corporate Bonds & Notes	—	78,964,371	—	78,964,371
Foreign Government Obligations	—	182,077,826	—	182,077,826
U.S. Government Agencies	—	45,318,678	—	45,318,678
U.S. Government Treasuries	—	55,582,080	—	55,582,080
Preferred Securities/Capital Securities	—	4,782,713	—	4,782,713
Options-Purchased	—	5,721	—	5,721
Registered Invesment Companies	22,806,174	—	—	22,806,174

Total Investments at Value	$22,806,174	$385,914,250	$—	$408,720,424

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$9,315	$—	$9,315
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	24,586	—	24,586
Futures Contracts	359,015	—	—	359,015
Forward Foreign Currency Contracts	—	1,471,198	—	1,471,198
Centrally Cleared Interest Rate Swap Contracts	—	610,980	—	610,980
Over the Counter Credit Default Swaps on Sovereign Issues — Sell Protection	—	11,647	—	11,647
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	25,700	—	25,700
Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection	—	16,722	—	16,722

Total Other Financial Instruments	$359,015	$2,170,148	$—	$2,529,163

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$36,494	$—	$36,494
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	20,921	—	20,921
Futures Contracts	93,061	—	—	93,061
Forward Foreign Currency Contracts	—	1,703,057	—	1,703,057
Centrally Cleared Interest Rate Swap Contracts	—	1,112,675	—	1,112,675
Over the Counter Credit Default Swaps on Sovereign Issues — Buy Protection	—	151,355	—	151,355
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	283,845	—	283,845

Total Other Financial Instruments	$93,061	$3,308,347	$—	$3,401,408

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 62.1%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	2,902	$136,974

Advertising Services — 0.3%
Dentsu Group, Inc.	3,300	95,178

Aerospace/Defense — 0.2%
Teledyne Technologies, Inc.†	243	75,123

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,153	31,834

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	591	27,328

Applications Software — 2.2%
Microsoft Corp.	3,588	726,462
ServiceNow, Inc.†	134	66,675

		793,137

Auto-Cars/Light Trucks — 2.4%
Daimler AG	1,506	77,920
Ferrari NV	376	67,093
Fiat Chrysler Automobiles NV†	260	3,195
Honda Motor Co., Ltd.	6,800	160,347
Porsche Automobil Holding SE (Preference Shares)	2,019	108,185
Subaru Corp.	3,300	60,721
Tesla, Inc.†	263	102,054
Toyota Motor Corp.	3,000	196,478
Volkswagen AG (Preference Shares)	659	96,010

		872,003

Auto-Heavy Duty Trucks — 0.3%
Volvo AB, Class B†	6,087	118,516

Banks-Commercial — 1.1%
CVB Financial Corp.	1,484	25,970
DBS Group Holdings, Ltd.	10,400	154,911
International Bancshares Corp.	394	10,906
Intesa Sanpaolo SpA†	75,755	125,679
Signature Bank	333	26,886
Western Alliance Bancorp	1,188	48,946

		393,298

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	1,840	63,222
Northern Trust Corp.	81	6,340

		69,562

Banks-Super Regional — 0.1%
Wells Fargo & Co.	1,314	28,185

Beverages-Non-alcoholic — 0.4%
Monster Beverage Corp.†	2,070	158,500

Brewery — 0.0%
Constellation Brands, Inc., Class A	87	14,375

Building & Construction Products-Misc. — 0.2%
Cie de Saint-Gobain†	66	2,589
Louisiana-Pacific Corp.	593	16,948
Summit Materials, Inc., Class A†	2,330	41,218

		60,755

Building & Construction-Misc. — 0.2%
Frontdoor, Inc.†	1,455	57,647

Building Products-Air & Heating — 0.3%
Johnson Controls International PLC	192	8,104
Lennox International, Inc.	407	110,566

		118,670

Building Products-Cement — 0.2%
MDU Resources Group, Inc.	3,187	75,723

Building Products-Wood — 0.4%
Masco Corp.	2,509	134,482

Building-Heavy Construction — 0.0%
ACS Actividades de Construccion y Servicios SA	147	3,495

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC†	823	5,612

Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	50	4,229

Building-Residential/Commercial — 0.1%
Barratt Developments PLC†	594	3,706
PulteGroup, Inc.	726	29,592

		33,298

Cable/Satellite TV — 0.0%
Liberty Broadband Corp., Class C†	18	2,551

Casino Services — 0.0%
Sankyo Co., Ltd.	100	2,555
Sega Sammy Holdings, Inc.	800	10,044

		12,599

Chemicals-Diversified — 0.2%
Dow, Inc.	1,374	62,503
Mitsubishi Chemical Holdings Corp.	3,300	18,593

		81,096

Circuit Boards — 0.4%
TTM Technologies, Inc.†	11,612	137,834

Coatings/Paint — 0.9%
Axalta Coating Systems, Ltd.†	5,277	132,505
Sherwin-Williams Co.	270	185,755

		318,260

Commercial Services — 0.0%
RELX PLC	398	7,878

Commercial Services-Finance — 2.0%
Experian PLC	2,349	85,746
MarketAxess Holdings, Inc.	269	144,951
PayPal Holdings, Inc.†	1,362	253,509
S&P Global, Inc.	566	182,665
TransUnion	960	76,474

		743,345

Communications Software — 0.3%
Zoom Video Communications, Inc., Class A†	259	119,376

Computer Services — 1.6%
EPAM Systems, Inc.†	119	36,765
Fujitsu, Ltd.	1,200	139,539
International Business Machines Corp.	1,430	159,674
NEC Corp.	2,800	140,827
Teleperformance	292	87,855

		564,660

Computer Software — 0.6%
Box, Inc., Class A†	7,801	120,916
Dropbox, Inc., Class A†	4,301	78,536
Twilio, Inc., Class A†	26	7,253

		206,705

Computers — 1.5%
Apple, Inc.	5,120	557,363

Computers-Other — 0.1%
Lumentum Holdings, Inc.†	366	30,265

Cosmetics & Toiletries — 0.5%
Essity AB, Class B	138	3,997
Procter & Gamble Co.	1,174	160,955
Unilever PLC ADR	514	29,211

		194,163

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	470	58,557

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	51	21,730

Diagnostic Kits — 0.1%
Quidel Corp.†	142	38,097

Distribution/Wholesale — 0.2%
D’Ieteren SA	1,362	68,267
Ferguson PLC	91	9,132
H&E Equipment Services, Inc.	350	7,364

		84,763

Diversified Banking Institutions — 0.5%
Banco Santander SA†	4,117	8,243
BNP Paribas SA†	4,213	147,721
Sumitomo Mitsui Financial Group, Inc.	900	24,766

		180,730

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	500	3,025

Diversified Operations/Commercial Services — 0.2%
Brambles, Ltd.	8,080	54,667

Drug Delivery Systems — 0.0%
DexCom, Inc.†	25	7,990

E-Commerce/Products — 2.2%
Amazon.com, Inc.†	183	555,615
eBay, Inc.	1,338	63,729
Etsy, Inc.†	484	58,850
Wayfair, Inc., Class A†	449	111,365

		789,559

E-Commerce/Services — 0.0%
ChannelAdvisor Corp.†	298	4,828

E-Marketing/Info — 0.0%
Moneysupermarket.com Group PLC	2,205	6,950

Electric Products-Misc. — 0.3%
AMETEK, Inc.	719	70,606
Legrand SA	559	41,382

		111,988

Electric-Distribution — 0.2%
National Grid PLC	766	9,120
Sempra Energy	430	53,905

		63,025

Electric-Integrated — 0.8%
Chubu Electric Power Co., Inc.	600	6,713
CLP Holdings, Ltd.	1,500	13,800
Enel SpA	19,518	155,448
Entergy Corp.	571	57,797
NorthWestern Corp.	267	13,919
Public Service Enterprise Group, Inc.	759	44,136

		291,813

Electronic Components-Misc. — 0.2%
Jabil, Inc.	230	7,622
Omron Corp.	800	57,675

		65,297

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	650	48,938
Dialog Semiconductor PLC†	1,370	52,385
Rohm Co., Ltd.	1,700	130,974
STMicroelectronics NV	3,053	93,123
Texas Instruments, Inc.	1,386	200,402

		525,822

Electronic Forms — 0.6%
Adobe, Inc.†	509	227,574

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	146	11,372

Electronic Security Devices — 0.2%
Allegion PLC	762	75,057

Electronics-Military — 0.0%
Mercury Systems, Inc.†	180	12,398

Enterprise Software/Service — 1.0%
Black Knight, Inc.†	1,017	89,445
SAP SE	383	40,818
TIS, Inc.	1,200	23,075
Workday, Inc., Class A†	699	146,874
Xero, Ltd.†	957	73,436

		373,648

Entertainment Software — 0.7%
DeNA Co., Ltd.	700	11,973
Electronic Arts, Inc.†	62	7,430
Konami Holdings Corp.	1,900	74,291
Nexon Co., Ltd.	2,400	67,163
Take-Two Interactive Software, Inc.†	32	4,957
Zynga, Inc., Class A†	11,563	103,951

		269,765

Finance-Consumer Loans — 0.4%
Synchrony Financial	5,597	140,037

Finance-Credit Card — 0.2%
Visa, Inc., Class A	235	42,702
Western Union Co.	876	17,030

		59,732

Finance-Investment Banker/Broker — 0.4%
Jefferies Financial Group, Inc.	7,297	142,365

Finance-Leasing Companies — 0.4%
ORIX Corp.	12,000	140,029

Finance-Other Services — 0.5%
CME Group, Inc.	1,059	159,613
London Stock Exchange Group PLC	71	7,617
Plus500, Ltd.	564	10,787

		178,017

Food-Flour & Grain — 0.0%
Tingyi Cayman Islands Holding Corp.	4,000	7,336

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	1,390	79,550

Food-Misc./Diversified — 0.1%
Orkla ASA	1,934	18,260
Tate & Lyle PLC	337	2,599

		20,859

Food-Retail — 0.5%
Koninklijke Ahold Delhaize NV	5,550	152,512
Seven & i Holdings Co., Ltd.	1,300	39,704

		192,216

Gold Mining — 0.0%
Regis Resources, Ltd.	340	996

Human Resources — 0.3%
Adecco Group AG	1,783	87,374
Randstad NV†	267	13,347

		100,721

Import/Export — 0.0%
Marubeni Corp.	1,500	7,812

Industrial Automated/Robotic — 0.2%
FANUC Corp.	400	85,020

Instruments-Controls — 0.3%
Mettler-Toledo International, Inc.†	103	102,785

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	346	44,824

Insurance Brokers — 0.3%
Aon PLC, Class A	543	99,917

Insurance-Life/Health — 1.3%
American Equity Investment Life Holding Co.	1,631	40,481
Athene Holding, Ltd., Class A†	1,031	33,074
Aviva PLC	23,127	77,450
Brighthouse Financial, Inc.†	1,952	64,611
Primerica, Inc.	861	94,917
T&D Holdings, Inc.	2,400	23,981
Voya Financial, Inc.	2,828	135,546

		470,060

Insurance-Multi-line — 1.0%
Allianz SE	952	167,575
Allstate Corp.	1,514	134,368
American Financial Group, Inc.	996	74,640

		376,583

Insurance-Property/Casualty — 0.5%
Arch Capital Group, Ltd.†	3,679	111,143
First American Financial Corp.	1,593	71,032

		182,175

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	993	261,268
Netflix, Inc.†	483	229,783
Pinterest, Inc., Class A†	1,968	116,014
Spotify Technology SA†	306	73,406

		680,471

Internet Content-Information/News — 0.8%
M3, Inc.	2,600	175,426
Scout24 AG*	1,639	132,364

		307,790

Investment Companies — 0.4%
Investor AB, Class A	487	29,180
Investor AB, Class B	2,049	123,104

		152,284

Lighting Products & Systems — 0.0%
Universal Display Corp.	16	3,173

Machinery-Electrical — 0.4%
Mitsubishi Electric Corp.	11,400	146,437

Machinery-Farming — 0.0%
CNH Industrial NV†	1,766	13,711

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	1,386	99,362
Tecan Group AG	42	19,933

		119,295

Medical Labs & Testing Services — 0.5%
Eurofins Scientific SE†	21	16,759
IQVIA Holdings, Inc.†	46	7,084
Lonza Group AG	264	159,668

		183,511

Medical Products — 1.5%
Cooper Cos., Inc.	198	63,172
Hologic, Inc.†	2,191	150,784
Sartorius Stedim Biotech	214	81,450
Sonova Holding AG†	466	110,308
West Pharmaceutical Services, Inc.	541	147,190

		552,904

Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	24	2,763
Biogen, Inc.†	509	128,304
Incyte Corp.†	372	32,230
Vertex Pharmaceuticals, Inc.†	602	125,433

		288,730

Medical-Drugs — 3.5%
AbbVie, Inc.	2,265	192,751
Astellas Pharma, Inc.	2,500	34,407
Horizon Therapeutics PLC†	452	33,868
Jazz Pharmaceuticals PLC†	347	50,003
Novartis AG	2,332	182,003
Novo Nordisk A/S, Class B	1,578	100,916
Roche Holding AG	764	245,256
Roche Holding AG	103	33,116
Sanofi	1,080	97,631
Takeda Pharmaceutical Co., Ltd.	3,900	120,694
Zoetis, Inc.	1,112	176,308

		1,266,953

Medical-Generic Drugs — 0.2%
Mylan NV†	5,819	84,608
Sawai Pharmaceutical Co., Ltd.	100	4,827

		89,435

Medical-HMO — 0.8%
Anthem, Inc.	613	167,226
Humana, Inc.	306	122,180

		289,406

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	1,242	153,933
Universal Health Services, Inc., Class B	1,049	114,918

		268,851

Metal-Diversified — 1.0%
Anglo American PLC	3,357	78,830
Rio Tinto PLC ADR	2,983	169,345
Rio Tinto, Ltd.	1,591	103,751

		351,926

Metal-Iron — 0.4%
Fortescue Metals Group, Ltd.	12,783	156,733

MRI/Medical Diagnostic Imaging — 0.1%
Sonic Healthcare, Ltd.	729	17,890

Oil Companies-Exploration & Production — 0.1%
Santos, Ltd.	12,254	40,999

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	256	9,884

Oil-Field Services — 0.1%
Schlumberger, Ltd.	1,749	26,130

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	101	22,447

Pharmacy Services — 0.1%
Cigna Corp.	242	40,407

Pipelines — 0.2%
Cheniere Energy, Inc.†	936	44,806
ONEOK, Inc.	578	16,762

		61,568

Power Converter/Supply Equipment — 0.5%
Schneider Electric SE	1,580	192,021

Real Estate Investment Trusts — 2.6%
American Tower Corp.	733	168,333
Camden Property Trust	142	13,098
CoreSite Realty Corp.	596	71,139
CubeSmart	284	9,636
Duke Realty Corp.	135	5,129
Equity LifeStyle Properties, Inc.	1,931	114,296
First Industrial Realty Trust, Inc.	1,640	65,288
Invitation Homes, Inc.	5,234	142,679
PennyMac Mtg. Investment Trust	803	12,020
PotlatchDeltic Corp.	348	14,459
Prologis, Inc.	843	83,626
Sabra Health Care REIT, Inc.	455	5,988
SBA Communications Corp.	503	146,056
Starwood Property Trust, Inc.	3,698	51,661
Sun Communities, Inc.	410	56,428

		959,836

Real Estate Operations & Development — 0.0%
CK Asset Holdings, Ltd.	1,000	4,633
Sun Hung Kai Properties, Ltd.	500	6,411

		11,044

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	272	6,292

Retail-Building Products — 0.9%
DCM Holdings Co., Ltd.	700	8,702
Lowe’s Cos., Inc.	1,213	191,775
Wesfarmers, Ltd.	3,916	126,990

		327,467

Retail-Consumer Electronics — 0.5%
K’s Holdings Corp.†	4,200	53,800
Yamada Holdings Co., Ltd.	29,200	142,366

		196,166

Retail-Discount — 2.1%
Big Lots, Inc.	1,077	51,265
BJ’s Wholesale Club Holdings, Inc.†	3,532	135,240
Costco Wholesale Corp.	620	221,725
Target Corp.	883	134,410
Walmart, Inc.	1,591	220,751

		763,391

Retail-Restaurants — 0.8%
Chipotle Mexican Grill, Inc.†	122	146,581
Wingstop, Inc.	1,094	127,265

		273,846

Retail-Sporting Goods — 0.7%
Dick’s Sporting Goods, Inc.	2,273	128,765
Sportsman’s Warehouse Holdings, Inc.†	9,985	130,005

		258,770

Schools — 0.0%
Benesse Holdings, Inc.	300	7,062

Semiconductor Components-Integrated Circuits — 0.3%
NXP Semiconductors NV	786	106,204

Semiconductor Equipment — 1.5%
ASM International NV	988	141,382
ASML Holding NV	374	135,969
Lam Research Corp.	463	158,383
Siltronic AG	138	13,068
Tokyo Electron, Ltd.	300	80,406

		529,208

Soap & Cleaning Preparation — 0.2%
Henkel AG & Co. KGaA	487	44,194
Henkel AG & Co. KGaA (Preference Shares)	99	9,630

		53,824

Telephone-Integrated — 0.2%
Nippon Telegraph & Telephone Corp.	2,700	57,010
SoftBank Group Corp.	100	6,572

		63,582

Tobacco — 0.2%
Imperial Brands PLC	1,736	27,539
Japan Tobacco, Inc.	1,700	32,148

		59,687

Transport-Marine — 0.0%
Ardmore Shipping Corp.	1,964	5,499

Transport-Services — 1.1%
Deutsche Post AG	4,241	187,957
FedEx Corp.	39	10,119
United Parcel Service, Inc., Class B	1,186	186,333

		384,409

Transport-Truck — 0.5%
Old Dominion Freight Line, Inc.	770	146,585
XPO Logistics, Inc.†	400	36,000

		182,585

Vitamins & Nutrition Products — 0.4%
Herbalife Nutrition, Ltd.†	2,843	128,333

Web Hosting/Design — 0.3%
VeriSign, Inc.†	547	104,313

Web Portals/ISP — 2.0%
Alphabet, Inc., Class A†	224	362,009
Alphabet, Inc., Class C†	130	210,731
Z Holdings Corp.	23,700	165,130

		737,870

Wire & Cable Products — 0.4%
Prysmian SpA	5,320	144,693

Total Common Stocks (cost $21,134,107)		22,580,745

EXCHANGE-TRADED FUNDS — 4.9%
Vanguard Value ETF	12,989	1,332,801
iShares Global Infrastructure ETF	11,957	455,801

Total Exchange-Traded Funds (cost $1,977,176)		1,788,602

Total Long-Term Investment Securities (cost $23,111,283)		24,369,347

SHORT-TERM INVESTMENT SECURITIES — 31.6%
Registered Investment Companies — 31.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $11,467,037)	11,467,037	11,467,037

TOTAL INVESTMENTS (cost $34,578,320)	98.6%	35,836,384
Other assets less liabilities	1.4	506,130

NET ASSETS	100.0%	$36,342,514

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $132,364 representing 0.3% of net assets.

(1)	The rate shown is the 7-day yield as of October 31, 2020.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
8	Long	MSCI Emerging Markets Index	December 2020	$439,627	$440,760	$1,133

						Unrealized (Depreciation)
73	Long	U.S. Treasury 10 Year Notes	December 2020	10,148,916	10,089,968	(58,948)
4	Long	S&P 500 E-Mini Index	December 2020	668,684	652,940	(15,744)

						$(74,692)

		Net Unrealized Appreciation (Depreciation)				$(73,559)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2020(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2025	0.6573%	$7,900	$163,916	$(28,173)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$14,968,164	$7,612,581	**	$—	$22,580,745
Exchanged -Traded Funds	1,788,602	—		—	1,788,602
Short-Term Investment Securities	11,467,037	—		—	11,467,037

Total Investments at Value	$28,223,803	$7,612,581		$—	$35,836,384

Other Financial Instruments:†
Futures Contracts	$1,133	$—		$—	$1,133

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$74,692	$—		$—	$74,692
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	28,173		—	$28,173

Total Other Financial Instruments	$74,692	$28,173		$—	$102,865

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 50.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,568,227	$68,725,751
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	689,957	7,637,821
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	832,089	9,211,226

Total Domestic Equity Investment Companies (cost $76,210,882)		85,574,798

Domestic Fixed Income Investment Companies — 40.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,988,362	46,025,696
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,075,959	22,710,996

Total Domestic Fixed Income Investment Companies (cost $63,765,324)		68,736,692

International Equity Investment Companies — 8.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $15,076,240)	1,410,988	14,758,931

TOTAL INVESTMENTS (cost $155,052,446)	100.1%	169,070,421
Liabilities in excess of other assets	(0.1)	(109,960)

NET ASSETS	100.0%	$168,960,461

†	Non-income producing security
@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$169,070,421	$—	$—	$169,070,421

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 65.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,850,833	$156,568,281
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,664,341	29,494,257
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,525,204	16,884,007

Total Domestic Equity Investment Companies (cost $180,130,328)		202,946,545

Domestic Fixed Income Investment Companies — 20.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,653,393	42,160,158
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,900,629	20,792,880

Total Domestic Fixed Income Investment Companies (cost $58,552,918)		62,953,038

International Equity Investment Companies — 13.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $43,480,444)	4,021,970	42,069,809

TOTAL INVESTMENTS (cost $282,163,690)	100.1%	307,969,392
Liabilities in excess of other assets	(0.1)	(155,939)

NET ASSETS	100.0%	$307,813,453

†	Non-income producing security
@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$307,969,392	$—	$—	$307,969,392

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 71.1%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	16,412,086	$439,187,416
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,804,940	75,330,685
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,896,009	43,128,823

Total Domestic Equity Investment Companies (cost $497,491,622)		557,646,924

Domestic Fixed Income Investment Companies — 10.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,668,912	53,879,241
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,428,576	26,568,619

Total Domestic Fixed Income Investment Companies (cost $76,295,512)		80,447,860

International Equity Investment Companies — 18.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $150,199,429)	13,946,654	145,881,998

TOTAL INVESTMENTS (cost $723,986,563)	100.0%	783,976,782
Liabilities in excess of other assets	(0.0)	(333,209)

NET ASSETS	100.0%	$783,643,573

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$783,976,782	$—	$—	$783,976,782

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 92.7%
Australia — 6.3%
Afterpay, Ltd.†	8,254	$560,285
AGL Energy, Ltd.	24,175	212,687
AMP, Ltd.	132,611	142,821
Ampol, Ltd.	9,636	176,403
APA Group	45,529	337,164
Aristocrat Leisure, Ltd.	22,176	449,249
ASX, Ltd.	7,470	419,626
Aurizon Holdings, Ltd.	73,957	196,836
AusNet Services	71,905	101,010
Australia & New Zealand Banking Group, Ltd.	109,442	1,455,404
BHP Group, Ltd.	113,674	2,733,391
BlueScope Steel, Ltd.	19,395	200,911
Brambles, Ltd.	58,566	396,242
CIMIC Group, Ltd.†	3,693	56,092
Coca-Cola Amatil, Ltd.	19,556	171,359
Cochlear, Ltd.	2,535	379,773
Coles Group, Ltd.	51,473	643,875
Commonwealth Bank of Australia	68,310	3,330,139
Computershare, Ltd.	18,784	161,178
Crown Resorts, Ltd.	14,372	83,918
CSL, Ltd.	17,521	3,561,076
Dexus	42,107	255,652
Evolution Mining, Ltd.	62,481	244,792
Fortescue Metals Group, Ltd.	65,346	801,212
Goodman Group	63,499	823,672
GPT Group	75,166	213,791
Insurance Australia Group, Ltd.	89,178	300,595
LendLease Group	25,523	215,256
Macquarie Group, Ltd.	12,991	1,161,886
Magellan Financial Group, Ltd.	4,924	191,974
Medibank Private, Ltd.	106,271	200,105
Mirvac Group	151,802	226,057
National Australia Bank, Ltd.	123,335	1,621,456
Newcrest Mining, Ltd.	31,189	643,958
Northern Star Resources, Ltd.	28,557	299,685
Orica, Ltd.	15,653	168,707
Origin Energy, Ltd.	67,961	192,239
Qantas Airways, Ltd.†	35,235	104,381
QBE Insurance Group, Ltd.	56,694	330,358
Ramsay Health Care, Ltd.	7,066	310,975
REA Group, Ltd.	2,033	169,818
Rio Tinto, Ltd.	14,324	934,090
Santos, Ltd.	68,325	228,598
Scentre Group	200,285	297,184
SEEK, Ltd.	12,913	209,025
Sonic Healthcare, Ltd.	17,419	427,473
South32, Ltd.	187,007	268,393
Stockland	92,007	250,057
Suncorp Group, Ltd.	48,657	282,404
Sydney Airport	51,026	196,107
Tabcorp Holdings, Ltd.	92,672	215,148
Telstra Corp., Ltd.	160,628	303,643
TPG Telecom, Ltd.†	14,321	72,237
Transurban Group	105,541	1,003,404
Treasury Wine Estates, Ltd.	27,814	179,469
Vicinity Centres	148,570	126,982
Washington H. Soul Pattinson & Co., Ltd.	4,157	74,339
Wesfarmers, Ltd.	43,752	1,418,805
Westpac Banking Corp.	139,367	1,776,018
WiseTech Global, Ltd.	5,622	114,064
Woodside Petroleum, Ltd.	36,827	456,127
Woolworths Group, Ltd.	48,740	1,311,994

		34,391,569

Austria — 0.1%
ANDRITZ AG	2,809	94,634
Erste Group Bank AG†	10,780	221,614
OMV AG	5,683	131,163
Raiffeisen Bank International AG†	5,712	82,429
Verbund AG	2,628	151,207
voestalpine AG	4,478	124,413

		805,460

Belgium — 0.8%
Ageas SA/NV	6,757	272,039
Anheuser-Busch InBev SA NV	29,402	1,526,830
Colruyt SA	2,137	126,501
Elia Group SA/NV	1,192	115,385
Galapagos NV†	1,637	193,396
Groupe Bruxelles Lambert SA	4,359	356,969
KBC Group NV	9,641	476,970
Proximus SADP	5,870	114,148
Sofina SA	595	154,581
Solvay SA	2,860	232,229
Telenet Group Holding NV	1,756	67,519
UCB SA	4,879	480,089
Umicore SA	7,606	292,829

		4,409,485

Bermuda — 0.2%
CK Infrastructure Holdings, Ltd.	25,500	120,402
Dairy Farm International Holdings, Ltd.	13,000	49,032
Hongkong Land Holdings, Ltd.	45,000	165,319
Jardine Matheson Holdings, Ltd.	8,500	378,172
Jardine Strategic Holdings, Ltd.	8,512	184,395
Kerry Properties, Ltd.	25,500	62,505
Pacific Century Premium Developments, Ltd.†	17,820	1,885

		961,710

Cayman Islands — 0.5%
ASM Pacific Technology, Ltd.	11,800	118,789
BeiGene, Ltd. ADR†	1,554	460,792
Budweiser Brewing Co. APAC, Ltd.*	66,400	195,087
CK Asset Holdings, Ltd.	100,000	463,334
CK Hutchison Holdings, Ltd.	104,000	629,175
Melco Resorts & Entertainment, Ltd. ADR	8,280	133,474
Microport Scientific Corp.	28,000	98,953
Sands China, Ltd.	93,600	328,056
WH Group, Ltd.*	369,500	290,439
Wharf Real Estate Investment Co., Ltd.	64,000	246,670
Wynn Macau, Ltd.†	60,000	82,906

		3,047,675

Denmark — 2.4%
Ambu A/S, Class B	6,306	191,375
AP Moller - Maersk A/S, Series A	125	184,627
AP Moller - Maersk A/S, Series B	252	403,091
Carlsberg A/S, Class B	3,975	503,409
Chr. Hansen Holding A/S	4,070	410,029
Coloplast A/S, Class B	4,584	669,309
Danske Bank A/S†	26,616	354,117
Demant A/S†	4,179	131,730
DSV PANALPINA A/S	7,988	1,294,363

Genmab A/S†	2,519	840,093
GN Store Nord A/S	4,941	355,842
H. Lundbeck A/S	2,690	75,803
Novo Nordisk A/S, Class B	66,446	4,249,339
Novozymes A/S, Class B	8,031	483,193
Orsted A/S*	7,300	1,159,712
Pandora A/S	3,859	305,970
Tryg A/S	4,664	129,486
Vestas Wind Systems A/S	7,599	1,298,977

		13,040,465

Finland — 1.1%
Elisa Oyj	5,489	270,112
Fortum Oyj	17,139	322,705
Kone Oyj, Class B	13,116	1,044,272
Neste Oyj	16,325	852,701
Nokia Oyj†	218,171	732,379
Nordea Bank Abp†	125,023	939,236
Orion Oyj, Class B	4,061	173,860
Sampo Oyj, Class A	18,176	686,156
Stora Enso Oyj, Class R	22,448	327,808
UPM-Kymmene Oyj	20,596	582,438
Wartsila Oyj Abp	17,125	136,135

		6,067,802

France — 9.2%
Accor SA†	7,311	187,570
Aeroports de Paris	1,146	112,471
Air Liquide SA	18,267	2,673,799
Alstom SA†	7,440	333,911
Amundi SA†*	2,340	153,621
Arkema SA	2,665	261,347
Atos SE†	3,792	259,244
AXA SA	74,635	1,205,731
BioMerieux	1,599	238,701
BNP Paribas SA†	43,404	1,521,880
Bollore SA	34,052	122,174
Bouygues SA	8,796	288,789
Bureau Veritas SA†	11,336	249,798
Capgemini SE	6,212	718,478
Carrefour SA	23,363	364,153
Cie de Saint-Gobain†	19,967	783,296
Cie Generale des Etablissements Michelin SCA	6,548	706,918
CNP Assurances†	6,624	75,003
Covivio	2,005	119,449
Credit Agricole SA†	44,525	354,297
Danone SA	23,828	1,317,025
Dassault Aviation SA†	97	81,238
Dassault Systemes SE	5,098	871,533
Edenred	9,385	438,229
Eiffage SA†	3,267	238,184
Electricite de France SA	23,952	278,388
Engie SA†	70,479	854,320
EssilorLuxottica SA†	10,974	1,359,591
Eurazeo SE†	1,517	69,052
Faurecia SE†	2,930	111,314
Gecina SA	1,769	220,179
Getlink SE†	16,979	228,418
Hermes International	1,222	1,138,748
ICADE	1,150	58,350
Iliad SA	571	110,491
Ingenico Group SA†	2,336	336,595
Ipsen SA	1,455	132,520
JCDecaux SA†	3,286	50,884
Kering SA	2,924	1,769,030
Klepierre SA	7,591	96,814
L’Oreal SA	9,712	3,145,322
La Francaise des Jeux SAEM*	3,317	124,422
Legrand SA	10,301	762,571
LVMH Moet Hennessy Louis Vuitton SE	10,718	5,031,887
Natixis SA†	36,533	85,577
Orange SA	76,984	864,975
Orpea†	1,995	199,852
Pernod Ricard SA	8,194	1,322,282
Peugeot SA†	22,695	408,239
Publicis Groupe SA	8,360	291,222
Remy Cointreau SA	871	147,228
Renault SA†	7,417	183,775
Safran SA†	12,365	1,313,995
Sanofi	43,623	3,943,489
Sartorius Stedim Biotech	1,067	406,109
Schneider Electric SE	21,335	2,592,891
SCOR SE†	6,118	149,196
SEB SA	874	142,244
Societe Generale SA†	31,283	427,205
Sodexo SA	3,414	219,426
Suez SA	13,336	244,875
Teleperformance	2,266	681,777
Thales SA	4,112	268,130
TOTAL SE	95,381	2,888,411
Ubisoft Entertainment SA†	3,509	309,986
Valeo SA	8,836	267,974
Veolia Environnement SA	20,795	387,868
Vinci SA	19,884	1,573,452
Vivendi SA	32,022	925,757
Wendel SE	1,035	89,938
Worldline SA†*	5,286	392,520

		50,284,128

Germany — 8.2%
adidas AG†	7,347	2,183,093
Allianz SE	16,098	2,833,635
BASF SE	35,442	1,943,501
Bayer AG	37,910	1,781,647
Bayerische Motoren Werke AG	12,776	873,165
Bayerische Motoren Werke AG (Preference Shares)	2,194	113,455
Beiersdorf AG	3,890	407,330
Brenntag AG	5,962	381,126
Carl Zeiss Meditec AG	1,553	201,462
Commerzbank AG†	38,661	183,095
Continental AG	4,245	451,533
Covestro AG*	6,708	320,230
Daimler AG	33,026	1,708,753
Delivery Hero SE†*	4,985	575,810
Deutsche Bank AG†	75,765	696,322
Deutsche Boerse AG	7,332	1,079,235
Deutsche Lufthansa AG†	11,533	99,506
Deutsche Post AG	38,171	1,691,703
Deutsche Telekom AG	128,614	1,958,560
Deutsche Wohnen SE	13,189	667,581
E.ON SE	86,634	903,484
Evonik Industries AG	8,092	195,621
Fraport AG Frankfurt Airport Services Worldwide†	1,606	58,251
Fresenius Medical Care AG & Co. KGaA	8,223	628,098
Fresenius SE & Co. KGaA	16,132	598,281
Fuchs Petrolub SE (Preference Shares)	2,682	138,516
GEA Group AG	5,920	196,904

Hannover Rueck SE	2,327	337,876
HeidelbergCement AG	5,742	328,584
Henkel AG & Co. KGaA	4,010	363,894
Henkel AG & Co. KGaA (Preference Shares)	6,875	670,960
HOCHTIEF AG	954	70,271
Infineon Technologies AG	48,270	1,351,756
KION Group AG	2,506	195,046
Knorr-Bremse AG	2,799	324,013
LANXESS AG	3,206	162,517
LEG Immobilien AG	2,663	359,845
Merck KGaA	4,987	738,514
METRO AG	6,948	68,155
MTU Aero Engines AG	2,049	349,854
Muenchener Rueckversicherungs-Gesellschaft AG	5,406	1,265,149
Nemetschek SE	2,228	161,205
Porsche Automobil Holding SE (Preference Shares)	5,909	316,625
Puma SE†	3,783	331,736
RWE AG	24,789	921,032
SAP SE	40,294	4,294,274
Sartorius AG (Preference Shares)	1,372	580,334
Scout24 AG*	4,152	335,313
Siemens AG	29,520	3,460,393
Siemens Energy AG†	14,760	323,176
Siemens Healthineers AG*	10,370	445,541
Symrise AG	4,965	613,781
TeamViewer AG†*	5,016	221,609
Telefonica Deutschland Holding AG	40,173	101,431
thyssenkrupp AG†	15,614	74,499
Uniper SE	7,767	232,217
United Internet AG	4,117	144,589
Volkswagen AG	1,253	195,038
Volkswagen AG (Preference Shares)	7,161	1,043,290
Vonovia SE	19,879	1,269,136
Zalando SE†*	5,855	547,127

		45,068,677

Hong Kong — 2.4%
AIA Group, Ltd.	466,600	4,400,651
Bank of East Asia, Ltd.	50,600	91,284
BOC Hong Kong Holdings, Ltd.	143,000	396,812
CLP Holdings, Ltd.	63,500	584,191
Galaxy Entertainment Group, Ltd.	84,000	554,082
Hang Lung Properties, Ltd.	78,000	190,003
Hang Seng Bank, Ltd.	29,500	453,829
Henderson Land Development Co., Ltd.	56,349	200,085
Hong Kong & China Gas Co., Ltd.	411,445	592,393
Hong Kong Exchanges & Clearing, Ltd.	46,500	2,230,336
Link REIT	79,400	606,314
MTR Corp., Ltd.	59,500	295,096
New World Development Co., Ltd.	58,500	279,198
PCCW, Ltd.	164,000	98,684
Power Assets Holdings, Ltd.	53,500	275,101
Sino Land Co., Ltd.	122,000	144,818
SJM Holdings, Ltd.	77,000	80,210
Sun Hung Kai Properties, Ltd.	50,500	647,522
Swire Pacific, Ltd., Class A	19,000	86,576
Swire Properties, Ltd.	45,200	121,303
Techtronic Industries Co., Ltd.	53,000	712,902

		13,041,390

Ireland — 0.8%
CRH PLC	30,284	1,063,325
DCC PLC	3,801	247,467
Flutter Entertainment PLC†	5,956	1,037,849
James Hardie Industries PLC CDI	17,100	417,730
Kerry Group PLC, Class A	6,135	734,029
Kingspan Group PLC†	5,941	518,157
Smurfit Kappa Group PLC	8,745	329,337

		4,347,894

Isle of Man — 0.1%
GVC Holdings PLC†	22,487	281,645

Israel — 0.6%
Azrieli Group, Ltd.	1,638	76,992
Bank Hapoalim BM	43,817	257,177
Bank Leumi Le-Israel BM	56,064	265,838
Check Point Software Technologies, Ltd.†	4,414	501,254
CyberArk Software, Ltd.†	1,495	148,229
Elbit Systems, Ltd.	1,023	115,492
ICL Group, Ltd.	27,177	98,564
Israel Discount Bank, Ltd., Class A	44,917	126,663
Mizrahi Tefahot Bank, Ltd.	5,443	106,457
NICE, Ltd.†	2,408	548,944
Teva Pharmaceutical Industries, Ltd. ADR†	42,274	368,629
Wix.com, Ltd.†	1,988	491,672

		3,105,911

Italy — 1.6%
Assicurazioni Generali SpA	42,571	571,102
Atlantia SpA†	19,119	293,154
DiaSorin SpA	972	213,498
Enel SpA	313,848	2,499,596
Eni SpA	98,165	690,847
FinecoBank Banca Fineco SpA†	23,521	322,114
Infrastrutture Wireless Italiane SpA*	9,261	100,391
Intesa Sanpaolo SpA†	638,117	1,058,646
Leonardo SpA	15,617	74,425
Mediobanca Banca di Credito Finanziario SpA	23,965	170,060
Moncler SpA†	7,476	299,347
Nexi SpA†*	16,958	260,622
Pirelli & C SpA†*	15,435	64,425
Poste Italiane SpA*	20,160	164,468
Prysmian SpA	9,312	253,267
Recordati SpA	4,035	209,159
Snam SpA	78,600	383,786
Telecom Italia SpA	322,660	109,580
Telecom Italia SpA (RSP)	232,599	84,658
Terna Rete Elettrica Nazionale SpA	54,293	367,176
UniCredit SpA†	82,014	614,409

		8,804,730

Japan — 24.6%
ABC-Mart, Inc.	1,300	65,893
Acom Co., Ltd.	15,400	68,930
Advantest Corp.	7,700	447,846
Aeon Co., Ltd.	25,200	644,474
Aeon Mall Co., Ltd.	3,900	60,973
AGC, Inc.	7,500	234,126
Air Water, Inc.	7,100	101,440
Aisin Seiki Co., Ltd.	6,300	191,252
Ajinomoto Co., Inc.	18,000	361,364
Alfresa Holdings Corp.	7,300	134,173
Amada Co., Ltd.	12,500	108,591

ANA Holdings, Inc.†	4,400	96,131
Aozora Bank, Ltd.	4,600	75,552
Asahi Group Holdings, Ltd.	17,400	539,311
Asahi Intecc Co., Ltd.	7,500	232,699
Asahi Kasei Corp.	48,400	420,352
Astellas Pharma, Inc.	71,800	988,159
Bandai Namco Holdings, Inc.	7,700	571,527
Bank of Kyoto, Ltd.	2,200	97,047
Benesse Holdings, Inc.	2,800	65,916
Bridgestone Corp.	20,700	674,659
Brother Industries, Ltd.	8,600	133,081
Calbee, Inc.	3,400	104,202
Canon, Inc.	38,600	671,766
Casio Computer Co., Ltd.	7,500	113,647
Central Japan Railway Co.	5,600	677,085
Chiba Bank, Ltd.	20,500	105,907
Chubu Electric Power Co., Inc.	24,900	278,613
Chugai Pharmaceutical Co., Ltd.	25,900	999,382
Chugoku Electric Power Co., Inc.	11,200	140,458
Coca-Cola Bottlers Japan Holdings, Inc.	4,815	68,233
Concordia Financial Group, Ltd.	39,700	130,979
Cosmos Pharmaceutical Corp.	754	128,223
CyberAgent, Inc.	3,900	245,633
Dai Nippon Printing Co., Ltd.	9,400	175,306
Dai-ichi Life Holdings, Inc.	41,600	619,733
Daicel Corp.	9,100	65,106
Daifuku Co., Ltd.	3,950	406,869
Daiichi Sankyo Co., Ltd.	65,700	1,730,097
Daikin Industries, Ltd.	9,600	1,797,317
Daito Trust Construction Co., Ltd.	2,500	227,560
Daiwa House Industry Co., Ltd.	21,900	576,911
Daiwa House REIT Investment Corp.	76	175,999
Daiwa Securities Group, Inc.	55,700	225,339
Denso Corp.	16,700	778,619
Dentsu Group, Inc.	8,300	239,387
Disco Corp.	1,100	295,500
East Japan Railway Co.	11,700	613,379
Eisai Co., Ltd.	9,700	754,545
Electric Power Development Co., Ltd.	5,300	71,734
ENEOS Holdings, Inc.	118,450	399,360
FamilyMart Co., Ltd.	6,800	148,629
FANUC Corp.	7,400	1,572,875
Fast Retailing Co., Ltd.	2,200	1,538,540
Fuji Electric Co., Ltd.	4,900	148,813
FUJIFILM Holdings Corp.	13,900	708,567
Fujitsu, Ltd.	7,600	883,746
Fukuoka Financial Group, Inc.	6,600	110,263
GLP J-REIT	141	216,526
GMO Payment Gateway, Inc.	1,600	194,828
Hakuhodo DY Holdings, Inc.	9,000	115,039
Hamamatsu Photonics KK	5,400	269,477
Hankyu Hanshin Holdings, Inc.	8,800	269,327
Hikari Tsushin, Inc.	800	187,547
Hino Motors, Ltd.	11,100	85,246
Hirose Electric Co., Ltd.	1,235	172,600
Hisamitsu Pharmaceutical Co., Inc.	2,000	95,574
Hitachi Construction Machinery Co., Ltd.	4,100	100,931
Hitachi Metals, Ltd.	8,300	110,072
Hitachi, Ltd.	37,300	1,257,848
Honda Motor Co., Ltd.	62,900	1,483,207
Hoshizaki Corp.	2,000	160,144
Hoya Corp.	14,500	1,641,718
Hulic Co., Ltd.	11,700	108,884
Idemitsu Kosan Co., Ltd.	7,496	151,610
Iida Group Holdings Co., Ltd.	5,700	103,331
Inpex Corp.	39,500	188,900
Isetan Mitsukoshi Holdings, Ltd.	13,000	63,346
Isuzu Motors, Ltd.	21,300	173,336
Ito En, Ltd.	2,049	129,929
ITOCHU Corp.	52,000	1,250,928
Itochu Techno-Solutions Corp.	3,700	125,684
Japan Airlines Co., Ltd.†	4,300	75,251
Japan Airport Terminal Co., Ltd.	2,000	87,138
Japan Exchange Group, Inc.	19,700	483,412
Japan Post Bank Co., Ltd.	15,600	124,338
Japan Post Holdings Co., Ltd.	60,800	417,071
Japan Post Insurance Co., Ltd.	8,700	137,935
Japan Prime Realty Investment Corp.	31	83,853
Japan Real Estate Investment Corp.	51	249,901
Japan Retail Fund Investment Corp.	101	146,110
Japan Tobacco, Inc.	46,300	875,573
JFE Holdings, Inc.†	19,000	133,015
JGC Holdings Corp.	8,500	70,130
JSR Corp.	7,900	178,074
JTEKT Corp.	7,900	62,975
Kajima Corp.	17,300	184,293
Kakaku.com, Inc.	5,200	138,245
Kamigumi Co., Ltd.	3,800	68,080
Kansai Electric Power Co., Inc.	27,200	246,801
Kansai Paint Co., Ltd.	6,800	175,981
Kao Corp.	18,600	1,322,413
Kawasaki Heavy Industries, Ltd.†	5,500	65,412
KDDI Corp.	62,200	1,665,747
Keihan Holdings Co., Ltd.	3,700	140,730
Keikyu Corp.	8,500	119,037
Keio Corp.	4,000	232,596
Keisei Electric Railway Co., Ltd.	5,000	140,203
Keyence Corp.	7,000	3,174,312
Kikkoman Corp.	5,600	279,487
Kintetsu Group Holdings Co., Ltd.	6,600	263,887
Kirin Holdings Co., Ltd.	31,700	572,396
Kobayashi Pharmaceutical Co., Ltd.	1,900	184,808
Kobe Bussan Co., Ltd.	4,824	134,985
Koito Manufacturing Co., Ltd.	4,000	193,510
Komatsu, Ltd.	33,800	758,634
Konami Holdings Corp.	3,600	140,761
Kose Corp.	1,300	165,796
Kubota Corp.	40,000	696,812
Kuraray Co., Ltd.	12,300	113,707
Kurita Water Industries, Ltd.	3,800	113,090
Kyocera Corp.	12,400	683,100
Kyowa Kirin Co., Ltd.	10,400	258,755
Kyushu Electric Power Co., Inc.	14,600	122,204
Kyushu Railway Co.	5,800	123,619
Lasertec Corp.†	2,865	247,436
Lawson, Inc.	1,900	87,383
LINE Corp.†	1,400	71,825
Lion Corp.	8,700	177,436
LIXIL Group Corp.	10,300	222,191
M3, Inc.	17,000	1,147,014
Makita Corp.	8,600	380,159
Marubeni Corp.	63,700	331,738
Marui Group Co., Ltd.	7,300	131,739
Maruichi Steel Tube, Ltd.	2,200	50,592
Mazda Motor Corp.	21,900	115,797
McDonald’s Holdings Co. Japan, Ltd.	2,600	123,315
Mebuki Financial Group, Inc.	35,800	71,864
Medipal Holdings Corp.	7,100	126,961
MEIJI Holdings Co., Ltd.	4,400	318,991
Mercari, Inc.†	3,300	139,503

Minebea Mitsumi, Inc.	14,000	251,188
MISUMI Group, Inc.	11,000	327,048
Mitsubishi Chemical Holdings Corp.	49,400	278,328
Mitsubishi Corp.	51,600	1,154,003
Mitsubishi Electric Corp.	70,400	904,315
Mitsubishi Estate Co., Ltd.	45,600	681,320
Mitsubishi Gas Chemical Co., Inc.	6,100	111,128
Mitsubishi Heavy Industries, Ltd.	12,400	265,607
Mitsubishi Materials Corp.	4,300	78,879
Mitsubishi Motors Corp.†	25,900	47,521
Mitsubishi UFJ Financial Group, Inc.	471,700	1,859,402
Mitsubishi UFJ Lease & Finance Co., Ltd.	15,600	65,956
Mitsui & Co., Ltd.	62,900	986,695
Mitsui Chemicals, Inc.	7,100	182,595
Mitsui Fudosan Co., Ltd.	35,900	613,507
Miura Co., Ltd.	3,366	158,226
Mizuho Financial Group, Inc.	93,080	1,147,546
MonotaRO Co., Ltd.	4,800	267,991
MS&AD Insurance Group Holdings, Inc.	17,200	474,180
Murata Manufacturing Co., Ltd.	22,200	1,539,835
Nabtesco Corp.	4,300	161,352
Nagoya Railroad Co., Ltd.	7,200	191,897
NEC Corp.	9,500	477,808
Nexon Co., Ltd.	18,700	523,313
NGK Insulators, Ltd.	9,900	141,633
NGK Spark Plug Co., Ltd.	5,900	103,738
NH Foods, Ltd.	3,200	131,051
Nidec Corp.	17,300	1,739,112
Nihon M&A Center, Inc.	5,784	338,435
Nikon Corp.	11,700	71,026
Nintendo Co., Ltd.	4,300	2,348,051
Nippon Building Fund, Inc.	49	247,459
Nippon Express Co., Ltd.	2,800	156,502
Nippon Paint Holdings Co., Ltd.	5,600	504,675
Nippon Prologis REIT, Inc.	81	266,771
Nippon Shinyaku Co., Ltd.	1,800	128,545
Nippon Steel Corp.†	31,200	302,805
Nippon Telegraph & Telephone Corp.	49,700	1,049,405
Nippon Yusen KK	5,900	108,929
Nissan Chemical Corp.	4,800	254,523
Nissan Motor Co., Ltd.†	89,600	317,142
Nisshin Seifun Group, Inc.	7,600	113,935
Nissin Foods Holdings Co., Ltd.	2,400	207,688
Nitori Holdings Co., Ltd.	3,100	639,719
Nitto Denko Corp.	6,100	428,095
Nomura Holdings, Inc.	121,300	540,832
Nomura Real Estate Holdings, Inc.	4,500	78,859
Nomura Real Estate Master Fund, Inc.	164	195,664
Nomura Research Institute, Ltd.	12,300	361,971
NSK, Ltd.	13,800	110,555
NTT Data Corp.	24,400	275,396
NTT DOCOMO, Inc.	43,600	1,645,723
Obayashi Corp.	25,100	209,312
OBIC Co., Ltd.	2,700	479,455
Odakyu Electric Railway Co., Ltd.	11,400	275,555
Oji Holdings Corp.	33,300	140,505
Olympus Corp.	45,000	860,409
Omron Corp.	7,200	519,074
Ono Pharmaceutical Co., Ltd.	14,300	406,549
Oracle Corp. Japan	1,500	150,302
Oriental Land Co., Ltd.	7,700	1,077,401
ORIX Corp.	50,700	591,621
Orix JREIT, Inc.	101	141,719
Osaka Gas Co., Ltd.	14,500	273,629
Otsuka Corp.	4,000	183,534
Otsuka Holdings Co., Ltd.	15,100	559,687
Pan Pacific International Holdings Corp.	15,900	339,550
Panasonic Corp.	85,200	788,119
Park24 Co., Ltd.†	4,200	56,861
PeptiDream, Inc.†	3,600	166,772
Persol Holdings Co., Ltd.	6,881	104,486
Pigeon Corp.	4,500	207,261
Pola Orbis Holdings, Inc.	3,500	68,999
Rakuten, Inc.	33,200	323,472
Recruit Holdings Co., Ltd.	49,100	1,875,447
Renesas Electronics Corp.†	29,679	242,077
Resona Holdings, Inc.	80,700	265,385
Ricoh Co., Ltd.	25,900	170,544
Rinnai Corp.	1,400	138,286
Rohm Co., Ltd.	3,400	261,948
Ryohin Keikaku Co., Ltd.	9,200	192,827
Santen Pharmaceutical Co., Ltd.	13,900	247,264
SBI Holdings, Inc.	9,100	209,783
SCSK Corp.	2,002	99,135
Secom Co., Ltd.	8,100	684,353
Sega Sammy Holdings, Inc.	6,700	84,120
Seibu Holdings, Inc.	8,100	81,308
Seiko Epson Corp.	10,800	125,257
Sekisui Chemical Co., Ltd.	13,800	215,531
Sekisui House, Ltd.	23,800	394,653
Seven & i Holdings Co., Ltd.	29,100	888,763
Seven Bank, Ltd.	22,700	52,051
SG Holdings Co., Ltd.	12,400	299,037
Sharp Corp.	8,200	94,921
Shimadzu Corp.	8,600	245,898
Shimamura Co., Ltd.	900	95,793
Shimano, Inc.	2,900	661,553
Shimizu Corp.	21,300	147,393
Shin-Etsu Chemical Co., Ltd.	13,700	1,833,191
Shinsei Bank, Ltd.	6,000	72,192
Shionogi & Co., Ltd.	10,200	481,539
Shiseido Co., Ltd.	15,400	953,327
Shizuoka Bank, Ltd.	16,100	108,202
Showa Denko KK	5,200	88,268
SMC Corp.	2,200	1,161,603
SoftBank Corp.	110,800	1,286,358
SoftBank Group Corp.	60,500	3,975,907
Sohgo Security Services Co., Ltd.	2,800	130,401
Sompo Holdings, Inc.	13,000	486,326
Sony Corp.	48,700	4,059,005
Square Enix Holdings Co., Ltd.	3,500	205,558
Stanley Electric Co., Ltd.	5,000	142,453
Subaru Corp.	23,700	436,086
SUMCO Corp.	10,139	154,708
Sumitomo Chemical Co., Ltd.	57,500	188,495
Sumitomo Corp.	45,900	505,910
Sumitomo Dainippon Pharma Co., Ltd.	6,900	81,070
Sumitomo Electric Industries, Ltd.	29,100	320,982
Sumitomo Heavy Industries, Ltd.	4,300	91,989
Sumitomo Metal Mining Co., Ltd.	9,000	279,846
Sumitomo Mitsui Financial Group, Inc.	50,300	1,393,100
Sumitomo Mitsui Trust Holdings, Inc.	13,000	347,870
Sumitomo Realty & Development Co., Ltd.	11,900	319,534
Sumitomo Rubber Industries, Ltd.	6,600	58,091
Sundrug Co., Ltd.	2,800	103,960
Suntory Beverage & Food, Ltd.	5,400	186,674
Suzuken Co., Ltd.	2,600	93,904

Suzuki Motor Corp.	14,200	611,539
Sysmex Corp.	6,500	611,723
T&D Holdings, Inc.	20,800	207,831
Taiheiyo Cement Corp.	4,700	110,651
Taisei Corp.	7,400	229,829
Taisho Pharmaceutical Holdings Co., Ltd.	1,300	78,055
Taiyo Nippon Sanso Corp.	5,800	85,318
Takeda Pharmaceutical Co., Ltd.	60,800	1,881,592
TDK Corp.	5,000	586,505
Teijin, Ltd.	6,900	105,888
Terumo Corp.	24,900	917,553
THK Co., Ltd.	4,600	121,383
TIS, Inc.	8,615	165,663
Tobu Railway Co., Ltd.	7,300	207,650
Toho Co., Ltd.	4,300	170,470
Toho Gas Co., Ltd.	2,900	149,831
Tohoku Electric Power Co., Inc.	16,500	145,133
Tokio Marine Holdings, Inc.	24,400	1,093,242
Tokyo Century Corp.	1,684	82,563
Tokyo Electric Power Co. Holdings, Inc.†	55,800	144,229
Tokyo Electron, Ltd.	5,800	1,554,508
Tokyo Gas Co., Ltd.	14,500	327,413
Tokyu Corp.	19,300	229,483
Tokyu Fudosan Holdings Corp.	23,600	103,275
Toppan Printing Co., Ltd.	10,100	128,115
Toray Industries, Inc.	53,500	242,696
Toshiba Corp.	14,900	376,289
Tosoh Corp.	10,000	162,838
TOTO, Ltd.	5,500	250,848
Toyo Suisan Kaisha, Ltd.	3,400	169,319
Toyoda Gosei Co., Ltd.	2,500	63,472
Toyota Industries Corp.	5,700	368,694
Toyota Motor Corp.	81,800	5,357,313
Toyota Tsusho Corp.	8,200	229,607
Trend Micro, Inc.	5,200	292,026
Tsuruha Holdings, Inc.	1,400	195,767
Unicharm Corp.	15,600	724,290
United Urban Investment Corp.	114	121,604
USS Co., Ltd.	8,500	156,202
Welcia Holdings Co., Ltd.	3,600	141,571
West Japan Railway Co.	6,300	270,632
Yakult Honsha Co., Ltd.	4,900	237,804
Yamada Holdings Co., Ltd.	28,000	136,515
Yamaha Corp.	5,200	246,312
Yamaha Motor Co., Ltd.	10,800	154,597
Yamato Holdings Co., Ltd.	11,900	314,565
Yamazaki Baking Co., Ltd.	4,700	77,105
Yaskawa Electric Corp.	9,300	361,891
Yokogawa Electric Corp.	8,800	129,396
Yokohama Rubber Co., Ltd.	4,600	66,200
Z Holdings Corp.	102,300	712,776
ZOZO, Inc.	4,200	107,225

		134,764,994

Jersey — 0.6%
Experian PLC	35,049	1,279,404
Ferguson PLC	8,671	870,090
Glencore PLC†	385,617	779,452
WPP PLC	47,283	378,599

		3,307,545

Luxembourg — 0.2%
ArcelorMittal SA†	27,661	375,594
Aroundtown SA†	38,536	184,836
Eurofins Scientific SE†	509	406,215
SES SA FDR	14,797	118,558
Tenaris SA	18,222	87,071

		1,172,274

Netherlands — 5.0%
ABN AMRO Bank NV CVA†*	16,323	134,074
Adyen NV†*	699	1,179,541
Aegon NV	69,048	187,019
AerCap Holdings NV†	5,002	124,200
Airbus SE†	22,691	1,666,751
Akzo Nobel NV	7,446	717,438
Altice Europe NV†	24,044	118,475
Argenx SE†	1,723	428,954
ASML Holding NV	16,425	5,971,386
CNH Industrial NV†	39,487	306,566
Davide Campari-Milano NV	22,412	233,777
EXOR NV	4,185	217,613
Ferrari NV	4,864	867,923
Fiat Chrysler Automobiles NV†	42,359	520,524
Heineken Holding NV	4,446	343,709
Heineken NV	10,002	888,085
ING Groep NV†	150,512	1,032,715
Just Eat Takeaway.com NV (Euronext)†*	4,877	542,706
Koninklijke Ahold Delhaize NV	42,475	1,167,194
Koninklijke DSM NV	6,651	1,064,988
Koninklijke KPN NV	137,852	372,585
Koninklijke Philips NV†	35,312	1,640,496
Koninklijke Vopak NV	2,713	141,038
NN Group NV	11,123	389,075
Prosus NV	18,807	1,879,867
QIAGEN NV†	8,804	417,964
Randstad NV†	4,598	229,844
STMicroelectronics NV	24,596	751,163
Unilever NV	56,366	3,183,767
Wolters Kluwer NV	10,535	853,939

		27,573,376

New Zealand — 0.3%
a2 Milk Co., Ltd.†	28,548	276,458
Auckland International Airport, Ltd.†	48,299	223,655
Fisher & Paykel Healthcare Corp., Ltd.	22,174	512,941
Mercury NZ, Ltd.	26,284	93,119
Meridian Energy, Ltd.	49,442	173,216
Ryman Healthcare, Ltd.	15,435	142,791
Spark New Zealand, Ltd.	70,887	210,378

		1,632,558

Norway — 0.5%
Adevinta ASA†	9,251	143,109
DNB ASA†	36,588	494,284
Equinor ASA	38,649	495,827
Gjensidige Forsikring ASA	7,718	146,750
Mowi ASA	16,961	268,016
Norsk Hydro ASA†	51,895	145,451
Orkla ASA	28,982	273,627
Schibsted ASA, Class B†	3,782	136,014
Telenor ASA	27,831	429,573
Yara International ASA	6,832	238,145

		2,770,796

Papua New Guinea — 0.0%
Oil Search, Ltd.	76,171	138,563

Portugal — 0.1%
EDP - Energias de Portugal SA	107,167	527,477
Galp Energia SGPS SA	19,343	156,866
Jeronimo Martins SGPS SA	9,713	154,190

		838,533

Singapore — 1.0%
Ascendas Real Estate Investment Trust	118,688	250,721
CapitaLand Mall Trust	174,796	222,166
CapitaLand, Ltd.	99,100	186,816
City Developments, Ltd.	17,500	81,505
DBS Group Holdings, Ltd.	69,300	1,032,244
Genting Singapore, Ltd.	233,300	110,421
Jardine Cycle & Carriage, Ltd.	3,800	49,400
Keppel Corp., Ltd.	56,200	180,586
Mapletree Commercial Trust	83,100	104,858
Mapletree Logistic Trust†	1,951	0
Mapletree Logistics Trust	102,726	146,911
Oversea-Chinese Banking Corp., Ltd.	127,600	786,432
Singapore Airlines, Ltd.	52,050	129,638
Singapore Exchange, Ltd.	31,000	196,871
Singapore Technologies Engineering, Ltd.	60,200	154,304
Singapore Telecommunications, Ltd.	315,100	468,979
Suntec Real Estate Investment Trust	76,100	74,825
United Overseas Bank, Ltd.	45,400	631,075
UOL Group, Ltd.	17,900	81,495
Venture Corp., Ltd.	10,600	149,844
Wilmar International, Ltd.	74,100	219,621
Yangzijiang Shipbuilding Holdings, Ltd.	99,700	67,433

		5,326,145

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	10,321	245,377
Aena SME SA†*	2,605	351,857
Amadeus IT Group SA	17,384	833,246
Banco Bilbao Vizcaya Argentaria SA	257,299	740,824
Banco Santander SA†	641,256	1,283,854
Bankinter SA	26,014	97,822
CaixaBank SA	138,486	252,970
Cellnex Telecom SA*	12,208	784,213
Enagas SA	9,604	207,641
Endesa SA	12,256	328,539
Ferrovial SA	18,700	404,632
Grifols SA	11,510	310,974
Iberdrola SA	229,221	2,704,085
Industria de Diseno Textil SA	42,093	1,041,583
Mapfre SA	41,592	62,872
Naturgy Energy Group SA	11,393	210,940
Red Electrica Corp. SA	16,703	294,304
Repsol SA	57,409	358,199
Siemens Gamesa Renewable Energy SA	9,199	260,714
Telefonica SA	187,831	614,117

		11,388,763

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	102,500	104,301
HKT Trust & HKT, Ltd.	146,000	188,884
Unibail-Rodamco-Westfield (Euronext Amsterdam)	5,340	217,235

		510,420

Sweden — 2.9%
Alfa Laval AB†	12,139	246,402
Assa Abloy AB, Class B	38,676	830,536
Atlas Copco AB, Class A	25,912	1,144,432
Atlas Copco AB, Class B	15,058	577,718
Boliden AB	10,554	288,619
Electrolux AB, Series B	8,703	196,248
Epiroc AB, Class A	25,430	380,165
Epiroc AB, Class B	15,048	215,864
EQT AB	9,193	175,292
Essity AB, Class B	23,413	678,143
Evolution Gaming Group AB*	4,906	364,601
Hennes & Mauritz AB, Class B	31,000	504,026
Hexagon AB, Class B†	10,860	793,100
Husqvarna AB, Class B	16,130	166,825
ICA Gruppen AB	3,881	183,705
Industrivarden AB, Class C†	6,162	157,942
Investment AB Latour, Class B	5,713	133,435
Investor AB, Class B	17,576	1,055,963
Kinnevik AB Class B	9,335	383,239
L E Lundbergforetagen AB, Class B†	2,933	132,085
Lundin Energy AB	7,172	136,947
Nibe Industrier AB, Class B†	12,033	290,305
Sandvik AB†	43,564	776,184
Securitas AB, Class B†	12,083	171,101
Skandinaviska Enskilda Banken AB, Class A†	62,802	539,756
Skanska AB, Class B	13,127	246,862
SKF AB, Class B	14,689	300,835
Svenska Cellulosa AB SCA, Class B†	23,379	317,374
Svenska Handelsbanken AB, Class A†	60,036	486,800
Swedbank AB, Class A†	34,945	548,572
Swedish Match AB	6,259	471,902
Tele2 AB, Class B	19,270	228,372
Telefonaktiebolaget LM Ericsson, Class B	112,629	1,255,010
Telia Co AB	94,686	363,164
Volvo AB, Class B†	57,391	1,117,424

		15,858,948

Switzerland — 9.5%
ABB, Ltd.	71,114	1,724,415
Adecco Group AG	5,988	293,435
Alcon, Inc.†	18,974	1,076,097
Baloise Holding AG	1,789	244,985
Banque Cantonale Vaudoise	1,162	112,573
Barry Callebaut AG	116	239,561
Chocoladefabriken Lindt & Spruengli AG	4	345,953
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	42	332,787
Cie Financiere Richemont SA	20,143	1,261,705
Clariant AG	7,685	131,770
Coca-Cola HBC AG	7,727	175,759
Credit Suisse Group AG	93,699	885,006
EMS-Chemie Holding AG	316	277,810
Geberit AG	1,429	812,712
Givaudan SA	356	1,449,005
Julius Baer Group, Ltd.	8,636	386,530
Kuehne & Nagel International AG	2,084	416,285
LafargeHolcim, Ltd.	20,202	865,798
Logitech International SA	6,346	534,550
Lonza Group AG	2,874	1,738,204
Nestle SA	114,837	12,902,330
Novartis AG	85,679	6,686,910
Partners Group Holding AG	721	649,221
Roche Holding AG	27,110	8,702,735

Schindler Holding AG (Participation Certificate)	1,571	401,356
Schindler Holding AG	776	199,010
SGS SA	234	584,001
Sika AG	5,471	1,344,978
Sonova Holding AG†	2,112	499,935
Straumann Holding AG	399	416,162
Swatch Group AG (TRQX)	2,030	82,924
Swatch Group AG (XEGT)	1,117	235,995
Swiss Life Holding AG	1,232	414,265
Swiss Prime Site AG	2,932	246,409
Swiss Re AG	11,370	815,545
Swisscom AG	999	507,698
Temenos AG	2,557	274,103
UBS Group AG	141,467	1,640,357
Vifor Pharma AG	1,756	197,142
Zurich Insurance Group AG	5,806	1,922,536

		52,028,552

United Kingdom — 11.5%
3i Group PLC	37,549	467,791
Admiral Group PLC	7,375	262,844
Anglo American PLC	47,338	1,111,599
Antofagasta PLC	15,217	203,067
Ashtead Group PLC	17,338	629,157
Associated British Foods PLC	13,747	302,483
AstraZeneca PLC	50,636	5,096,872
Auto Trader Group PLC*	37,412	280,827
AVEVA Group PLC	2,493	138,823
Aviva PLC	151,560	507,557
BAE Systems PLC	124,073	638,276
Barclays PLC†	669,020	929,218
Barratt Developments PLC†	39,294	245,164
Berkeley Group Holdings PLC	4,851	254,737
BHP Group PLC	81,500	1,581,743
BP PLC	781,796	1,999,446
British American Tobacco PLC	88,528	2,812,702
British Land Co. PLC	33,971	153,437
BT Group PLC	343,199	451,686
Bunzl PLC	12,996	404,224
Burberry Group PLC	15,617	274,480
Coca-Cola European Partners PLC	7,886	281,609
Compass Group PLC	68,830	941,501
Croda International PLC	4,974	388,902
Diageo PLC	90,189	2,917,371
Direct Line Insurance Group PLC	52,655	180,142
Evraz PLC	19,676	92,010
GlaxoSmithKline PLC	193,598	3,230,029
Halma PLC	14,650	449,722
Hargreaves Lansdown PLC	12,812	224,686
Hikma Pharmaceuticals PLC	6,669	216,920
HSBC Holdings PLC	785,880	3,317,097
Imperial Brands PLC	36,520	579,331
Informa PLC†	57,963	314,592
InterContinental Hotels Group PLC†	6,696	338,931
Intertek Group PLC	6,228	449,657
J Sainsbury PLC	68,492	178,947
JD Sports Fashion PLC	16,900	161,936
Johnson Matthey PLC	7,468	208,073
Kingfisher PLC†	81,425	303,001
Land Securities Group PLC	27,181	179,399
Legal & General Group PLC	230,198	553,428
Lloyds Banking Group PLC†	2,730,166	991,727
London Stock Exchange Group PLC	12,205	1,309,381
M&G PLC	100,325	190,738
Melrose Industries PLC†	187,469	290,770
Mondi PLC	18,736	355,398
National Grid PLC	135,436	1,612,004
Natwest Group PLC†	186,685	300,604
Next PLC	5,130	388,298
Ocado Group PLC†	17,636	520,232
Pearson PLC	29,034	192,107
Persimmon PLC	12,307	373,453
Prudential PLC	100,670	1,229,535
Reckitt Benckiser Group PLC	27,413	2,415,485
RELX PLC	74,526	1,475,104
Rentokil Initial PLC†	71,555	487,897
Rio Tinto PLC	43,296	2,453,539
Rolls-Royce Holdings PLC	74,513	68,882
Royal Dutch Shell PLC, Class A	158,258	1,994,930
Royal Dutch Shell PLC, Class B	143,013	1,724,870
RSA Insurance Group PLC†	39,920	219,763
Sage Group PLC	42,091	346,848
Schroders PLC	4,797	162,556
Segro PLC	45,952	537,160
Severn Trent PLC	9,182	289,151
Smith & Nephew PLC	33,754	586,845
Smiths Group PLC	15,289	263,428
Spirax-Sarco Engineering PLC	2,845	416,022
SSE PLC	40,108	652,274
St James’s Place PLC	20,707	242,148
Standard Chartered PLC†	103,522	473,813
Standard Life Aberdeen PLC	88,008	256,955
Taylor Wimpey PLC†	140,622	192,311
Tesco PLC	377,909	1,006,368
Unilever PLC	45,091	2,571,090
United Utilities Group PLC	26,313	295,057
Vodafone Group PLC	1,033,120	1,380,060
Whitbread PLC†	7,788	216,786
WM Morrison Supermarkets PLC	92,805	195,928

		62,932,934

United States — 0.0%
International Flavors & Fragrances, Inc.	1	90

Total Common Stocks (cost $517,008,032)		507,903,032

EXCHANGE-TRADED FUNDS — 0.8%
United States — 0.8%
iShares MSCI EAFE ETF (cost $4,683,784)	73,800	4,530,582

RIGHTS — 0.0%
United States — 0.0%
Rolls Royce Holdings PLC (Expires 11/11/2020)† (cost $426,194)	248,377	125,491

Total Long-Term Investment Securities (cost $522,118,010)		512,559,105

SHORT-TERM INVESTMENT SECURITIES — 1.0%
United States Treasury Bills
0.11% due 12/31/2020(1)	$1,400,000	1,399,788
0.14% due 01/28/2021(1)	450,000	449,897
0.16% due 04/22/2021(1)	200,000	199,903
0.16% due 05/20/2021(1)	1,000,000	999,434
0.17% due 12/31/2020(1)	1,500,000	1,499,773
0.17% due 05/20/2021(1)	350,000	349,801
0.18% due 05/20/2021(1)	400,000	399,773

Total Short-Term Investment Securities (cost $5,297,399)		5,298,369

REPURCHASE AGREEMENTS — 4.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $25,142,000 and collateralized by $25,732,100 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $25,644,863 (cost $25,142,000)	25,142,000	25,142,000

TOTAL INVESTMENTS (cost $552,557,409)	99.1%	542,999,474
Other assets less liabilities	0.9	5,021,980

NET ASSETS	100.0%	$548,021,454

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $8,989,156 representing 1.6% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange Traded Fund

FDR — Fiduciary Depositary Receipt

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

TRQX — Turquoise Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
389	Long	MSCI EAFE Index	December 2020	$37,119,825	$34,696,855	$(2,422,970)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	8.1%
Repurchase Agreements	4.6
Banks-Commercial	4.2
Diversified Banking Institutions	3.6
Food-Misc./Diversified	3.0
Auto-Cars/Light Trucks	2.8
Cosmetics & Toiletries	2.5
Telephone-Integrated	2.1
Insurance-Life/Health	1.9
Oil Companies-Integrated	1.9
Electric-Integrated	1.9
Semiconductor Equipment	1.6
Chemicals-Diversified	1.4
Real Estate Investment Trusts	1.4
Medical Products	1.4
Food-Retail	1.3
Electronic Components-Misc.	1.3
Insurance-Multi-line	1.2
Industrial Automated/Robotic	1.2
Cellular Telecom	1.1
Finance-Other Services	1.1
Chemicals-Specialty	1.1
Medical-Biomedical/Gene	1.1
Metal-Diversified	1.0
U.S. Government Treasuries	1.0
Audio/Video Products	1.0
Enterprise Software/Service	0.9
Textile-Apparel	0.9
Tobacco	0.9
Retail-Apparel/Shoe	0.9
Diversified Minerals	0.9
Brewery	0.9
Import/Export	0.9
Transport-Rail	0.9
Electric-Distribution	0.8
Exchange-Traded Funds	0.8
Transport-Services	0.8
Building & Construction Products-Misc.	0.8
Diversified Manufacturing Operations	0.8
Computer Services	0.8
Commercial Services	0.8
Machinery-Electrical	0.8
Real Estate Operations & Development	0.7
Beverages-Wine/Spirits	0.7
Machinery-General Industrial	0.7
Internet Content-Information/News	0.6
Building-Heavy Construction	0.6
Soap & Cleaning Preparation	0.6
Insurance-Property/Casualty	0.6
Commercial Services-Finance	0.6
Apparel Manufacturers	0.6
Electronic Components-Semiconductors	0.6
Aerospace/Defense-Equipment	0.5
Real Estate Management/Services	0.5
Toys	0.5
Investment Companies	0.5
Industrial Gases	0.5
Auto/Truck Parts & Equipment-Original	0.5
Power Converter/Supply Equipment	0.5
Athletic Footwear	0.5
Human Resources	0.5
Medical Instruments	0.5
Building Products-Cement	0.5
Retail-Building Products	0.5
Paper & Related Products	0.5
Insurance-Reinsurance	0.4
Medical Labs & Testing Services	0.4
Building Products-Air & Heating	0.4
Building-Residential/Commercial	0.4
Machinery-Construction & Mining	0.4
Food-Dairy Products	0.4
Water	0.4
Rubber-Tires	0.3
Retail-Jewelry	0.3
Oil Refining & Marketing	0.3
Gas-Distribution	0.3
Gambling (Non-Hotel)	0.3
Instruments-Controls	0.3
Electric-Generation	0.3
Energy-Alternate Sources	0.3
Multimedia	0.3
Optical Supplies	0.3
Distribution/Wholesale	0.3
Public Thoroughfares	0.3
Gold Mining	0.3
Building & Construction-Misc.	0.2
Office Automation & Equipment	0.2
Coatings/Paint	0.2
Telecom Services	0.2
Auto-Heavy Duty Trucks	0.2
Private Equity	0.2
Airport Development/Maintenance	0.2
Steel-Producers	0.2
Aerospace/Defense	0.2
Casino Hotels	0.2
Networking Products	0.2
Dialysis Centers	0.2
Entertainment Software	0.2
Machinery-Farming	0.2
Diversified Operations	0.2
Food-Catering	0.2
Electronic Measurement Instruments	0.2
Computers-Integrated Systems	0.2
Resorts/Theme Parks	0.2
Retail-Discount	0.2
Finance-Investment Banker/Broker	0.2
Food-Confectionery	0.2
Computer Aided Design	0.2
E-Commerce/Services	0.2
Publishing-Periodicals	0.2
E-Commerce/Products	0.2
Electronic Security Devices	0.2
Metal-Iron	0.2
Electric-Transmission	0.2
Miscellaneous Manufacturing	0.2
Advertising Services	0.2
Consulting Services	0.2
Investment Management/Advisor Services	0.1
Oil Companies-Exploration & Production	0.1
Beverages-Non-alcoholic	0.1
Electric Products-Misc.	0.1
Security Services	0.1
Web Portals/ISP	0.1
Finance-Leasing Companies	0.1
Hotels/Motels	0.1
Machine Tools & Related Products	0.1
Wireless Equipment	0.1
Applications Software	0.1
Transport-Marine	0.1
Bicycle Manufacturing	0.1
Computer Data Security	0.1
Diagnostic Kits	0.1
Finance-Consumer Loans	0.1
Rental Auto/Equipment	0.1
Diagnostic Equipment	0.1

Machinery-Material Handling	0.1
Telecommunication Equipment	0.1
Computers-Periphery Equipment	0.1
Casino Services	0.1
Respiratory Products	0.1
Internet Application Software	0.1
Building-Maintenance & Services	0.1
Pipelines	0.1
Fisheries	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Aluminum	0.1
Metal Processors & Fabrication	0.1
Diversified Operations/Commercial Services	0.1
Gas-Transportation	0.1
Tools-Hand Held	0.1
Advertising Agencies	0.1
Medical-Generic Drugs	0.1
Food-Flour & Grain	0.1
Metal Products-Distribution	0.1
Medical-Hospitals	0.1
Internet Security	0.1
Food-Meat Products	0.1
Internet Gambling	0.1
Chemicals-Plastics	0.1
Electronics-Military	0.1
Filtration/Separation Products	0.1
Leisure Products	0.1
E-Marketing/Info	0.1
Semiconductor Components-Integrated Circuits	0.1
Building Products-Doors & Windows	0.1

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,833,035	$505,069,997	**	$—	$507,903,032
Exchange-Traded Funds	4,530,582	—		—	4,530,582
Rights	125,491	—		—	125,491
Short-Term Investment Securities	—	5,298,369		—	5,298,369
Repurchase Agreements	—	25,142,000		—	25,142,000

Total Investments at Value	$7,489,108	$535,510,366		$—	$542,999,474

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,422,970	$—		$—	$2,422,970

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.2%
Aerospace/Defense-Equipment — 0.4%
Aerojet Rocketdyne Holdings, Inc.†	34,702	$1,125,039

Applications Software — 3.3%
BigCommerce Holdings, Inc., Series 1†	2,853	209,410
Five9, Inc.†	21,586	3,275,028
Nuance Communications, Inc.†	92,246	2,943,570
RealPage, Inc.†	39,175	2,181,656
Smartsheet, Inc., Class A†	34,312	1,710,453

		10,320,117

Auto/Truck Parts & Equipment-Original — 1.1%
Fox Factory Holding Corp.†	27,044	2,273,859
Visteon Corp.†	13,649	1,223,633

		3,497,492

Banks-Commercial — 1.0%
SVB Financial Group†	10,365	3,013,105

Brewery — 1.1%
Boston Beer Co., Inc., Class A†	3,378	3,510,350

Building & Construction Products-Misc. — 2.6%
Builders FirstSource, Inc.†	123,286	3,735,566
Simpson Manufacturing Co., Inc.	21,505	1,907,923
Trex Co., Inc.†	34,196	2,377,990

		8,021,479

Building-Residential/Commercial — 0.8%
Installed Building Products, Inc.†	27,050	2,449,107

Casino Services — 1.2%
Caesars Entertainment, Inc.†	81,737	3,663,452

Chemicals-Specialty — 0.7%
Element Solutions, Inc.†	186,910	2,190,585

Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	81,707	2,051,663

Commercial Services — 0.9%
Morningstar, Inc.	13,800	2,627,244

Commercial Services-Finance — 0.7%
Avalara, Inc.†	13,880	2,068,814

Computer Data Security — 0.6%
Qualys, Inc.†	21,939	1,927,341

Computer Software — 1.1%
Cloudflare, Inc., Class A†	63,375	3,293,599

Data Processing/Management — 0.6%
Fair Isaac Corp.†	5,067	1,983,477

Diagnostic Equipment — 3.8%
Adaptive Biotechnologies Corp.†	44,776	2,063,278
Avantor, Inc.†	155,653	3,622,046
Repligen Corp.†	36,616	6,099,127

		11,784,451

Diagnostic Kits — 1.2%
Natera, Inc.†	54,774	3,684,099

Disposable Medical Products — 0.6%
CONMED Corp.	23,630	1,842,431

Distribution/Wholesale — 2.4%
IAA, Inc.†	42,587	2,409,999
Pool Corp.	7,035	2,461,054
SiteOne Landscape Supply, Inc.†	21,827	2,608,108

		7,479,161

Diversified Manufacturing Operations — 0.6%
Fabrinet†	30,021	1,801,860

Drug Delivery Systems — 0.4%
Heron Therapeutics, Inc.†	77,467	1,263,487

E-Commerce/Products — 1.0%
Etsy, Inc.†	25,330	3,079,875

E-Commerce/Services — 0.5%
Lyft, Inc., Class A†	68,558	1,565,179

Electric Products-Misc. — 0.8%
Littelfuse, Inc.	12,849	2,543,331

Electric-Integrated — 0.8%
Evoqua Water Technologies Corp.†	106,078	2,432,369

Electronic Components-Semiconductors — 5.4%
Cree, Inc.†	34,062	2,166,343
IPG Photonics Corp.†	12,406	2,307,020
Lattice Semiconductor Corp.†	112,318	3,919,898
Monolithic Power Systems, Inc.	8,561	2,736,096
Semtech Corp.†	53,538	2,938,701
Silicon Laboratories, Inc.†	25,766	2,639,984

		16,708,042

Electronic Measurement Instruments — 1.4%
Mesa Laboratories, Inc.	8,377	2,189,831
Trimble, Inc.†	43,883	2,112,089

		4,301,920

Electronics-Military — 0.5%
Mercury Systems, Inc.†	22,257	1,533,062

Energy-Alternate Sources — 2.1%
Enphase Energy, Inc.†	41,693	4,089,666
Plug Power, Inc.†	161,446	2,260,244

		6,349,910

Engineering/R&D Services — 0.8%
AECOM†	52,850	2,369,794

Enterprise Software/Service — 8.0%
Bill.com Holdings, Inc.†	29,148	2,914,800
Black Knight, Inc.†	23,175	2,038,241
Blackline, Inc.†	40,942	3,999,215
Clarivate PLC†	80,187	2,225,189
Everbridge, Inc.†	16,860	1,765,073
Guidewire Software, Inc.†	19,015	1,827,532
HubSpot, Inc.†	13,540	3,927,548
LivePerson, Inc.†	54,069	2,890,529
Pegasystems, Inc.	26,980	3,126,442

		24,714,569

Finance-Consumer Loans — 0.8%
LendingTree, Inc.†	7,624	2,467,050

Hazardous Waste Disposal — 0.7%
Clean Harbors, Inc.†	37,879	2,006,451

Healthcare Safety Devices — 1.0%
Tandem Diabetes Care, Inc.†	29,100	3,171,900

Human Resources — 0.7%
ASGN, Inc.†	31,226	2,082,150

Insurance Brokers — 0.9%
eHealth, Inc.†	24,915	1,672,046
Goosehead Insurance, Inc., Class A	8,682	1,063,892

		2,735,938

Internet Application Software — 1.6%
Anaplan, Inc.†	38,704	2,142,267
Zendesk, Inc.†	25,946	2,878,449

		5,020,716

Investment Management/Advisor Services — 0.8%
LPL Financial Holdings, Inc.	32,667	2,611,073

Lasers-System/Components — 0.6%
II-VI, Inc.†	43,200	1,964,304

Machine Tools & Related Products — 0.6%
Kennametal, Inc.	57,427	1,780,237

Machinery-General Industrial — 1.3%
Nordson Corp.	11,565	2,237,018
Welbilt, Inc.†	299,028	1,818,090

		4,055,108

Machinery-Print Trade — 0.8%
Kornit Digital, Ltd.†	38,606	2,598,956

Medical Information Systems — 0.6%
Schrodinger, Inc.†	40,813	1,990,858

Medical Instruments — 1.8%
Bio-Techne Corp.	14,619	3,689,982
Bruker Corp.	40,328	1,715,553

		5,405,535

Medical Labs & Testing Services — 2.8%
Catalent, Inc.†	63,558	5,578,486
Syneos Health, Inc.†	56,320	2,989,465

		8,567,951

Medical Products — 4.8%
AtriCure, Inc.†	54,510	1,883,866
iRhythm Technologies, Inc.†	18,965	4,010,149
Masimo Corp.†	11,597	2,595,641
Nevro Corp.†	15,522	2,316,038
Penumbra, Inc.†	15,650	4,085,119

		14,890,813

Medical-Biomedical/Gene — 6.9%
Abcam PLC	121,076	2,313,778
ChemoCentryx, Inc.†	28,981	1,391,088
Halozyme Therapeutics, Inc.†	84,353	2,361,884
Immunovant, Inc.†	37,022	1,614,900
Iovance Biotherapeutics, Inc.†	42,968	1,533,098
Kodiak Sciences, Inc.†	16,116	1,463,494
Mirati Therapeutics, Inc.†	9,736	2,114,075
NeoGenomics, Inc.†	74,888	2,937,856
Sage Therapeutics, Inc.†	25,462	1,868,402
Twist Bioscience Corp.†	49,098	3,762,871

		21,361,446

Medical-Drugs — 1.5%
Horizon Therapeutics PLC†	31,297	2,345,084
PRA Health Sciences, Inc.†	21,925	2,136,372

		4,481,456

Medical-Outpatient/Home Medical — 1.8%
Chemed Corp.	4,177	1,997,943
LHC Group, Inc.†	15,872	3,437,081

		5,435,024

Metal Processors & Fabrication — 0.7%
Timken Co.	36,641	2,187,468

Patient Monitoring Equipment — 2.1%
CareDx, Inc.†	89,584	4,394,095
Insulet Corp.†	9,015	2,003,584

		6,397,679

Power Converter/Supply Equipment — 1.5%
Generac Holdings, Inc.†	12,076	2,537,771
Vicor Corp.†	25,862	2,017,236

		4,555,007

Racetracks — 0.9%
Penn National Gaming, Inc.†	50,405	2,720,862

Real Estate Investment Trusts — 1.2%
CoreSite Realty Corp.	12,658	1,510,859
EastGroup Properties, Inc.	15,894	2,115,173

		3,626,032

Recreational Centers — 0.6%
Planet Fitness, Inc., Class A†	29,936	1,774,307

Resort/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	12,676	1,224,502

Retail-Automobile — 0.5%
Vroom, Inc.†	39,297	1,615,107

Retail-Discount — 0.7%
Ollie’s Bargain Outlet Holdings, Inc.†	25,117	2,187,440

Retail-Floor Coverings — 1.0%
Floor & Decor Holdings, Inc., Class A†	40,535	2,959,055

Retail-Home Furnishings — 0.8%
RH†	7,508	2,516,907

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	18,334	2,444,656

Retail-Restaurants — 2.5%
Dunkin’ Brands Group, Inc.	25,892	2,581,691
Texas Roadhouse, Inc.	35,765	2,504,623
Wingstop, Inc.	22,097	2,570,544

		7,656,858

Satellite Telecom — 0.7%
Iridium Communications, Inc.†	85,317	2,253,222

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	18,388	2,906,223

Semiconductor Components-Integrated Circuits — 0.8%
Power Integrations, Inc.	41,545	2,501,424

Semiconductor Equipment — 0.6%
MKS Instruments, Inc.	18,253	1,978,443

Transport-Services — 0.8%
CryoPort, Inc.†	63,273	2,539,778

Transport-Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	29,730	1,129,443
Saia, Inc.†	16,695	2,465,183

		3,594,626

Web Hosting/Design — 1.4%
Q2 Holdings, Inc.†	45,648	4,164,924

TOTAL INVESTMENTS (cost $213,367,895)	97.2%	299,627,890
Other assets less liabilities	2.8	8,702,397

NET ASSETS	100.0%	$308,330,287

† Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$297,314,112	$2,313,778	**	$—	$299,627,890

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.7%
Aerospace/Defense — 2.8%
Lockheed Martin Corp.	32,983	$11,548,338

Applications Software — 8.9%
Microsoft Corp.	183,208	37,094,124

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	68,142	2,352,943

Brewery — 0.9%
Constellation Brands, Inc., Class A	22,145	3,659,018

Building Products-Cement — 0.4%
Vulcan Materials Co.	12,700	1,839,468

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	51,591	3,446,795

Chemicals-Specialty — 0.5%
Valvoline, Inc.	102,320	2,012,634

Computer Services — 2.1%
Accenture PLC, Class A	28,647	6,213,821
Amdocs, Ltd.	43,550	2,455,349

		8,669,170

Computers — 1.7%
Apple, Inc.	64,880	7,062,837

Cosmetics & Toiletries — 3.8%
Procter & Gamble Co.	116,446	15,964,747

Data Processing/Management — 1.2%
Fiserv, Inc.†	53,507	5,108,313

Diagnostic Equipment — 2.6%
Avantor, Inc.†	75,107	1,747,740
Thermo Fisher Scientific, Inc.	19,357	9,158,184

		10,905,924

Diagnostic Kits — 0.3%
Quidel Corp.†	4,646	1,246,475

Diversified Banking Institutions — 2.6%
JPMorgan Chase & Co.	111,697	10,950,774

E-Commerce/Products — 7.1%
Amazon.com, Inc.†	9,654	29,310,992

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	3,784	6,139,540

Electric-Integrated — 1.3%
Duke Energy Corp.	58,820	5,417,910

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	51,853	7,497,425

Electronic Forms — 0.9%
Adobe, Inc.†	8,010	3,581,271

Enterprise Software/Service — 0.7%
Snowflake, Inc., Class A†	2,605	651,302
Workday, Inc., Class A†	10,077	2,117,379

		2,768,681

Entertainment Software — 0.5%
Zynga, Inc., Class A†	227,874	2,048,587

Finance-Credit Card — 3.1%
Capital One Financial Corp.	87,842	6,419,493
Mastercard, Inc., Class A	22,898	6,609,279

		13,028,772

Finance-Mortgage Loan/Banker — 1.1%
Rocket Cos., Inc., Class A†	239,851	4,372,484

Finance-Other Services — 1.9%
Intercontinental Exchange, Inc.	85,576	8,078,374

Food-Confectionery — 0.8%
Mondelez International, Inc., Class A	61,330	3,257,850

Food-Dairy Products — 0.2%
a2 Milk Co., Ltd.†	63,808	613,036

Food-Wholesale/Distribution — 0.6%
Sysco Corp.	41,135	2,275,177

Instruments-Controls — 1.2%
Honeywell International, Inc.	30,905	5,097,780

Insurance-Life/Health — 1.8%
Equitable Holdings, Inc.	342,029	7,350,203

Insurance-Property/Casualty — 1.9%
Progressive Corp.	84,713	7,785,125

Internet Content-Entertainment — 4.4%
Facebook, Inc., Class A†	58,046	15,272,483
Snap, Inc., Class A†	81,304	3,202,565

		18,475,048

Internet Content-Information/News — 1.8%
Tencent Holdings, Ltd. ADR	95,483	7,289,172

Medical Instruments — 0.5%
Alcon, Inc.†	33,568	1,908,005

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	6,291	1,256,753

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc.	2,899	382,958

Medical-Biomedical/Gene — 1.5%
Amgen, Inc.	27,848	6,041,345

Medical-Drugs — 5.1%
AstraZeneca PLC ADR	180,547	9,056,238
Eli Lilly & Co.	24,553	3,203,184
Merck & Co., Inc.	120,854	9,089,429

		21,348,851

Medical-HMO — 4.0%
UnitedHealth Group, Inc.	54,563	16,649,354

Medical-Hospitals — 2.0%
HCA Healthcare, Inc.	66,528	8,245,480

Music — 0.3%
Warner Music Group Corp. Class A	48,774	1,293,974

Non-Hazardous Waste Disposal — 1.3%
Waste Connections, Inc.	54,391	5,402,114

Oil Companies-Exploration & Production — 0.5%
Cabot Oil & Gas Corp.	124,007	2,206,085

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	42,159	1,627,759

Pipelines — 1.0%
Magellan Midstream Partners LP	120,057	4,266,826

Real Estate Investment Trusts — 2.8%
Prologis, Inc.	119,189	11,823,549

Retail-Auto Parts — 0.6%
O’Reilly Automotive, Inc.†	6,043	2,638,374

Retail-Building Products — 2.3%
Home Depot, Inc.	35,707	9,523,414

Retail-Discount — 1.4%
Target Corp.	39,489	6,011,016

Semiconductor Components-Integrated Circuits — 3.5%
QUALCOMM, Inc.	116,169	14,330,608

Semiconductor Equipment — 2.3%
Applied Materials, Inc.	161,773	9,581,815

Soap & Cleaning Preparation — 0.4%
Reckitt Benckiser Group PLC	16,655	1,467,548

Telephone-Integrated — 2.4%
Verizon Communications, Inc.	173,905	9,910,846

Theaters — 0.2%
Live Nation Entertainment, Inc.†	16,238	792,414

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	17,520	1,728,698

Transport-Rail — 1.5%
Union Pacific Corp.	36,016	6,381,675

Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	20,514	1,814,053
United Parcel Service, Inc., Class B	36,902	5,797,673

		7,611,726

Wireless Equipment — 1.3%
Motorola Solutions, Inc.	35,123	5,551,541

Total Long-Term Investment Securities (cost $338,339,359)		414,231,715

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $1,449,000 and collateralized by $1,483,100 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $1,478,072 (cost $1,449,000)	$1,449,000	1,449,000

TOTAL INVESTMENTS (cost $339,788,359)	100.0%	415,680,715
Liabilities in excess of other assets	(0.0)	(188,029)

NET ASSETS	100.0%	$415,492,686

†	Non-income producing security
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 -Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$412,151,131	$2,080,584	**	$—	$414,231,715
Repurchase Agreements	—	1,449,000		—	1,449,000

Total Investments at Value	$412,151,131	$3,529,584		$—	$415,680,715

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco VCP Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 66.9%
Aerospace/Defense — 2.5%
General Dynamics Corp.	181,770	$23,871,854
Raytheon Technologies Corp.	239,273	12,997,309

		36,869,163

Agricultural Biotech — 1.8%
Corteva, Inc.	782,419	25,804,179

Agricultural Chemicals — 0.6%
Nutrien, Ltd.	234,753	9,549,752

Auto-Cars/Light Trucks — 2.4%
General Motors Co.	1,018,000	35,151,540

Banks-Commercial — 2.9%
Citizens Financial Group, Inc.	762,785	20,785,891
Truist Financial Corp.	511,293	21,535,661

		42,321,552

Banks-Super Regional — 3.0%
PNC Financial Services Group, Inc.	205,381	22,978,026
Wells Fargo & Co.	957,849	20,545,861

		43,523,887

Building Products-Air & Heating — 1.8%
Johnson Controls International PLC	634,720	26,791,531

Cable/Satellite TV — 1.9%
Charter Communications, Inc., Class A†	21,296	12,858,951
Comcast Corp., Class A	348,681	14,728,285

		27,587,236

Cellular Telecom — 1.0%
Vodafone Group PLC	11,202,254	14,964,174

Chemicals-Diversified — 1.4%
Dow, Inc.	227,180	10,334,418
DuPont de Nemours, Inc.	175,555	9,985,569

		20,319,987

Computer Services — 2.5%
Cognizant Technology Solutions Corp., Class A	519,972	37,136,400

Computers — 0.7%
Apple, Inc.	96,852	10,543,309

Data Processing/Management — 0.8%
Fiserv, Inc.†	116,819	11,152,710

Diversified Banking Institutions — 5.1%
Bank of America Corp.	530,954	12,583,610
Citigroup, Inc.(1)	291,317	12,066,350
Goldman Sachs Group, Inc.	125,426	23,710,531
Morgan Stanley	541,217	26,059,599

		74,420,090

Diversified Manufacturing Operations — 1.9%
Textron, Inc.	348,899	12,490,584
Trane Technologies PLC	119,720	15,892,830

		28,383,414

E-Commerce/Services — 1.0%
Booking Holdings, Inc.†	8,762	14,216,345

Electric-Integrated — 2.1%
Duke Energy Corp.	100,123	9,222,330
Exelon Corp.	289,998	11,568,020
FirstEnergy Corp.	318,495	9,465,671

		30,256,021

Electronic Components-Semiconductors — 0.7%
Intel Corp.	53,567	2,371,947
Micron Technology, Inc.†	151,111	7,606,927

		9,978,874

Electronic Connectors — 0.7%
TE Connectivity, Ltd.	109,563	10,614,463

Enterprise Software/Service — 1.3%
Oracle Corp.	336,078	18,857,337

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	201,557	8,286,008

Food-Confectionery — 0.5%
Mondelez International, Inc., Class A	145,463	7,726,995

Food-Misc./Diversified — 0.3%
Kellogg Co.	82,366	5,179,998

Food-Wholesale/Distribution — 1.8%
Sysco Corp.	273,708	15,138,789
US Foods Holding Corp.†	522,974	10,930,157

		26,068,946

Human Resources — 0.4%
Adecco Group AG	135,364	6,633,363

Insurance Brokers — 0.7%
Willis Towers Watson PLC	53,914	9,838,227

Insurance-Life/Health — 1.5%
Equitable Holdings, Inc.	432,007	9,283,831
Voya Financial, Inc.	258,327	12,381,613

		21,665,444

Medical Instruments — 1.8%
Alcon, Inc.†	126,190	7,156,779
Medtronic PLC	190,282	19,136,661

		26,293,440

Medical Products — 0.7%
Zimmer Biomet Holdings, Inc.	80,088	10,579,625

Medical-Drugs — 4.0%
Bristol-Myers Squibb Co.(1)	347,200	20,293,840
GlaxoSmithKline PLC	370,245	6,177,243
Johnson & Johnson	69,946	9,590,296
Pfizer, Inc.	308,806	10,956,437
Sanofi	137,234	12,405,858

		59,423,674

Medical-HMO — 1.4%
Anthem, Inc.	74,288	20,265,766

Medical-Hospitals — 0.5%
Universal Health Services, Inc., Class B	69,861	7,653,273

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	86,788	12,800,362

Multimedia — 0.7%
Walt Disney Co.	83,651	10,142,684

Oil Companies-Exploration & Production — 1.9%
Canadian Natural Resources, Ltd.	380,695	6,057,745
Concho Resources, Inc.	186,817	7,754,774
Devon Energy Corp.	669,551	5,979,090
Parsley Energy, Inc., Class A	800,796	8,015,968

		27,807,577

Oil Companies-Integrated — 1.2%
Chevron Corp.	246,805	17,152,947

Pharmacy Services — 1.4%
Cigna Corp.	68,282	11,401,046
CVS Health Corp.	174,216	9,771,775

		21,172,821

Real Estate Management/Services — 1.5%
CBRE Group, Inc., Class A†	424,592	21,399,437

Retail-Building Products — 0.8%
Kingfisher PLC†	3,200,725	11,910,636

Retail-Major Department Stores — 1.0%
TJX Cos., Inc.	281,278	14,288,922

Semiconductor Components-Integrated Circuits — 2.5%
NXP Semiconductors NV	104,692	14,145,983
QUALCOMM, Inc.	180,698	22,290,905

		36,436,888

Telecom Equipment-Fiber Optics — 0.8%
Corning, Inc.	360,410	11,522,308

Tobacco — 2.0%
Philip Morris International, Inc.	405,196	28,777,020

Transport-Rail — 1.9%
CSX Corp.(1)	357,362	28,210,156

Total Common Stocks (cost $926,194,765)		979,678,481

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Investment Management/Advisor Services — 0.1%
AMG Capital Trust II 5.15%	40,900	1,930,480

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75%	800	38,152

Total Convertible Preferred Securities (cost $2,502,039)		1,968,632

PREFERRED SECURITIES — 0.0%
Banks-Super Regional — 0.0%
Wells Fargo & Co. Series Q 5.85% (cost $30,000)	1,200	31,068

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
JPMorgan Chase & Co. Series V 3.55% due 01/01/2021(2) (cost $200,000)	$200,000	186,012

CONVERTIBLE BONDS & NOTES — 8.5%
Applications Software — 0.4%
Nuance Communications, Inc. Senior Notes 1.00% due 12/15/2035	1,803,000	2,559,923
Nuance Communications, Inc. Senior Notes 1.25% due 04/01/2025	1,775,000	3,051,044
RealPage, Inc. Senior Notes 1.50% due 11/15/2022	626,000	891,904

		6,502,871

Broadcast Services/Program — 0.0%
Liberty Media Corp.-Liberty Formula One Senior Notes 1.00% due 01/30/2023	440,000	521,400

Cable/Satellite TV — 1.1%
DISH Network Corp. Senior Notes 3.38% due 08/15/2026	9,179,000	8,113,407
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	6,373,000	7,123,982
Liberty Media Corp. Senior Notes 2.25% due 09/30/2046	1,647,980	758,102

		15,995,491

Commercial Services-Finance — 0.0%
Euronet Worldwide, Inc. Senior Notes 0.75% due 03/15/2049	684,000	656,213

Computers-Memory Devices — 0.1%
Western Digital Corp. Company Guar. Notes 1.50% due 02/01/2024	2,183,000	2,083,526

Diversified Banking Institutions — 0.2%
BofA Finance LLC Bank Guar. Notes 0.13% due 09/01/2022	2,714,000	3,047,822

Drug Delivery Systems — 0.4%
Dexcom, Inc. Senior Notes 0.75% due 12/01/2023	3,329,000	6,636,318

E-Commerce/Services — 0.8%
Booking Holdings, Inc. Senior Notes 0.75% due 05/01/2025*	514,000	642,840
IAC Financeco 3, Inc. Company Guar. Notes 2.00% due 01/15/2030*	3,984,000	6,353,804
Priceline Group, Inc. Senior Notes 0.90% due 09/15/2021	1,830,000	1,910,394
Zillow Group, Inc. Senior Notes 2.75% due 05/15/2025	1,853,000	2,905,183

		11,812,221

Electronic Components-Semiconductors — 0.8%
Cree, Inc. Senior Notes 0.88% due 09/01/2023	2,200,000	2,742,929

Cree, Inc. Senior Notes 1.75% due 05/01/2026*	2,011,000	3,073,059
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2027	1,720,000	2,675,639
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020	1,666,000	2,244,800
Silicon Laboratories, Inc. Senior Notes 1.38% due 03/01/2022	510,000	624,112

		11,360,539

Enterprise Software/Service — 0.2%
Workday, Inc. Senior Notes 0.25% due 10/01/2022	2,245,000	3,375,061

Finance-Investment Banker/Broker — 0.4%
GS Finance Corp. Senior Notes 0.25% due 07/08/2024(3)(4)	5,346,000	5,286,659

Finance-Other Services — 1.9%
Convertible Trust - Consumer Series 2018-1 Senior Notes 0.25% due 01/17/2024(3)(4)	6,174,000	6,369,098
Convertible Trust - Energy Series 2019-1 Senior Notes 0.33% due 09/19/2024(3)(4)	6,944,000	6,962,054
Convertible Trust - Healthcare Series 2018-1 Senior Notes 0.25% due 02/05/2024(3)(4)	6,038,000	6,409,941
Convertible Trust - Media Series 2019-1 Senior Notes 0.25% due 12/04/2024(3)(4)	6,944,000	7,771,031

		27,512,124

Healthcare Safety Devices — 0.0%
Tandem Diabetes Care, Inc. Senior Notes 1.50% due 05/01/2025*	489,000	613,320

Internet Security — 0.2%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035	1,641,000	1,612,271
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035	1,663,000	1,621,556

		3,233,827

Medical Instruments — 0.3%
Integra LifeSciences Holdings Corp. Senior Notes 0.50% due 08/15/2025*	2,227,000	2,032,138
NuVasive, Inc. Senior Notes 2.25% due 03/15/2021	1,978,000	1,981,749

		4,013,887

Medical Labs & Testing Services — 0.4%
Teladoc Health, Inc. Senior Notes 1.25% due 06/01/2027*	4,828,000	5,621,107

Medical-Drugs — 0.2%
Pacira BioSciences, Inc. Senior Notes 0.75% due 08/01/2025*	1,193,000	1,209,938
Pacira Pharmaceuticals, Inc. Senior Notes 2.38% due 04/01/2022	184,000	200,534
Supernus Pharmaceuticals, Inc. Senior Notes 0.63% due 04/01/2023	1,171,000	1,081,686

		2,492,158

Telecom Equipment-Fiber Optics — 0.1%
Finisar Corp. Company Guar. Notes 0.50% due 12/15/2036	855,000	867,047

Telecommunication Equipment — 0.3%
Viavi Solutions, Inc. Senior Notes 1.00% due 03/01/2024	1,625,000	1,877,196
Viavi Solutions, Inc. Senior Notes 1.75% due 06/01/2023	2,411,000	2,756,638

		4,633,834

Telephone-Integrated — 0.3%
GCI Liberty, Inc. Senior Notes 1.75% due 09/30/2046*	2,371,000	3,956,013

Theaters — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 03/15/2023	2,209,000	2,362,249

Therapeutics — 0.2%
Neurocrine Biosciences, Inc. Senior Notes 2.25% due 05/15/2024	1,623,000	2,260,149

Total Convertible Bonds & Notes (cost $107,269,100)		124,843,836

U.S. CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2020*	214,000	214,395
General Dynamics Corp. Company Guar. Notes 3.88% due 07/15/2021	2,180,000	2,214,680
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	344,000	421,022

		2,850,097

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	40,623	32,095
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	900,978	860,721
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class A 3.75% due 03/03/2028	43,086	41,662

		934,478

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	145,708

Auto-Cars/Light Trucks — 0.1%
General Motors Co. Senior Notes 6.60% due 04/01/2036	320,000	402,191
General Motors Financial Co., Inc. Company Guar. Notes 5.25% due 03/01/2026	304,000	347,003

		749,194

Banks-Commercial — 0.2%
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	800,000	810,261
Discover Bank Senior Notes 3.35% due 02/06/2023	1,500,000	1,585,982

		2,396,243

Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. Senior Notes 3.45% due 04/23/2029	815,000	932,214
US Bancorp Sub. Notes 3.10% due 04/27/2026	750,000	834,782
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	289,396
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	226,225
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	206,088

		2,488,705

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.00% due 08/25/2021	1,680,000	1,715,931

Brewery — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	570,000	700,338
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	441,000	539,404
Molson Coors Beverage Co. Company Guar. Notes 4.20% due 07/15/2046	282,000	295,408

		1,535,150

Cable/Satellite TV — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	845,000	895,431
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	1,350,000	1,602,072
Comcast Corp. Company Guar. Notes 4.15% due 10/15/2028	1,335,000	1,587,663
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	437,000	423,225

		4,508,391

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	512,000	641,394

Computer Services — 0.0%
DXC Technology Co. Senior Notes 4.45% due 09/18/2022	30,000	31,412

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	128,973
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,425,000	1,614,060
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	711,000	782,339
Dell International LLC/EMC Corp. Senior Sec. Notes 8.35% due 07/15/2046*	189,000	258,020

		2,783,392

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	84,954

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 3.80% due 10/01/2023	1,620,000	1,763,537

Diversified Banking Institutions — 0.9%
Bank of America Corp. Senior Notes 3.25% due 10/21/2027	2,000,000	2,206,214
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	790,000	884,939
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	1,500,000	1,875,711
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	26,500
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	45,878
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	1,300,000	1,477,413
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	750,000	832,599
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	1,400,000	1,571,776
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	1,400,000	1,681,312
JPMorgan Chase & Co. Senior Notes 4.26% due 02/22/2048	1,500,000	1,892,444
Morgan Stanley Senior Notes 3.88% due 01/27/2026	1,000,000	1,136,628
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	238,657

		13,870,071

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	116,000	139,332

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	24,494

Electric-Distribution — 0.1%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	211,874
Sempra Energy Senior Notes 3.80% due 02/01/2038	1,140,000	1,271,374

		1,483,248

Electric-Integrated — 0.5%
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	401,000	447,393
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,715,000	1,926,078
Southern Co. Senior Notes 2.35% due 07/01/2021	3,010,000	3,044,099
Xcel Energy, Inc. Senior Notes 0.50% due 10/15/2023	711,000	711,346
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	1,129,000	1,249,589

		7,378,505

Electronic Components-Semiconductors — 0.2%
Micron Technology, Inc. Senior Notes 4.66% due 02/15/2030	795,000	929,650
NVIDIA Corp. Senior Notes 2.20% due 09/16/2021	930,000	943,755
Texas Instruments, Inc. Senior Notes 2.63% due 05/15/2024	840,000	897,787

		2,771,192

Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 4.63% due 04/15/2026	1,250,000	1,387,653

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	1,370,000	1,528,198

Finance-Consumer Loans — 0.2%
Synchrony Financial Senior Notes 3.95% due 12/01/2027	2,075,000	2,263,421

Finance-Credit Card — 0.2%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	59,565
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	2,750,000	2,899,163

		2,958,728

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 3.00% due 09/15/2023	929,000	946,753
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	172,232

		1,118,985

Food-Misc./Diversified — 0.3%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039*	615,000	659,473
Nestle Holdings, Inc. Company Guar. Notes 3.10% due 09/24/2021*	3,745,000	3,829,730

		4,489,203

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	903,000	1,105,106

Instruments-Controls — 0.1%
Honeywell International, Inc. FRS Senior Notes 0.50% (3 ML + 0.23%) due 08/19/2022	836,000	837,077

Insurance Brokers — 0.0%
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	610,000	665,575

Insurance-Life/Health — 0.5%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	315,000	327,891
Athene Global Funding Sec. Notes 4.00% due 01/25/2022*	2,900,000	3,004,413
Jackson National Life Global Funding Senior Sec. Notes 2.10% due 10/25/2021*	1,500,000	1,526,287
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	1,000,000	1,076,122
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	610,000	686,829
Reliance Standard Life Global Funding II Senior Sec. Notes 3.05% due 01/20/2021*	355,000	356,771

		6,978,313

Insurance-Multi-line — 0.1%
Allstate Corp. Senior Notes 3.28% due 12/15/2026	665,000	755,994
Guardian Life Global Funding Sec. Notes 2.90% due 05/06/2024*	815,000	875,109

		1,631,103

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 05/15/2060*	1,650,000	1,792,259
MassMutual Global Funding II Sec. Notes 2.00% due 04/15/2021*	1,635,000	1,648,157

		3,440,416

Insurance-Property/Casualty — 0.1%
Markel Corp. Senior Notes 5.00% due 05/20/2049	565,000	752,769
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	12,929

		765,698

Insurance-Reinsurance — 0.2%
PartnerRe Finance B LLC Company Guar. Notes 3.70% due 07/02/2029	1,240,000	1,398,233
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	1,040,000	1,150,519

		2,548,752

Investment Management/Advisor Services — 0.3%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 5.00% due 06/15/2044*	2,915,000	3,853,566

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 1.70% due 08/09/2021	990,000	1,001,200

Medical Instruments — 0.0%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	42,000	56,077

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	103,364
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	54,648

		158,012

Medical-Biomedical/Gene — 0.0%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	176,759

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	1,705,000	1,955,214
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	207,852
AbbVie, Inc. Senior Notes 4.85% due 06/15/2044*	200,000	247,619
Bayer US Finance II LLC Company Guar. Notes 4.38% due 12/15/2028*	1,529,000	1,762,999
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	204,607
Bristol-Myers Squibb Co. Senior Notes 4.00% due 08/15/2023	10,000	11,007
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	706,000	871,293
Bristol-Myers Squibb Co. Senior Notes 4.63% due 05/15/2044	110,000	144,096
Pfizer, Inc. Senior Notes 3.00% due 09/15/2021	2,330,000	2,385,536
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	6,570

		7,796,793

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	636,000	729,615

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 1.85% due 09/20/2021	2,015,000	2,040,735

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	102,229

Oil Companies-Exploration & Production — 0.0%
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	37,000	41,434
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	26,636

		68,070

Pharmacy Services — 0.3%
Cigna Corp. Company Guar. Notes 4.80% due 08/15/2038	2,044,000	2,540,091
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	43,463
CVS Health Corp. Senior Notes 4.10% due 03/25/2025	325,000	366,411
CVS Pass-Through Trust Pass-Through Certs. 6.04% due 12/10/2028	864,005	983,539

		3,933,504

Pipelines — 0.6%
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	713,000	788,199
Energy Transfer Operating LP Company Guar. Notes 4.20% due 09/15/2023	2,062,000	2,173,015
Energy Transfer Operating LP Company Guar. Notes 4.90% due 03/15/2035	67,000	65,910
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	842,000	786,501
Enterprise Products Operating LLC Company Guar. Notes 4.25% due 02/15/2048	1,337,000	1,434,937
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	28,000	32,440
MPLX LP Senior Notes 4.50% due 07/15/2023	2,250,000	2,429,376
MPLX LP Senior Notes 4.50% due 04/15/2038	1,336,000	1,353,276
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	101,000	110,498
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	61,084

		9,235,236

Private Equity — 0.5%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	3,000,000	3,314,588
Carlyle Holdings Finance LLC Company Guar. Notes 3.88% due 02/01/2023*	335,000	357,137
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	2,480,000	3,032,632

		6,704,357

Real Estate Investment Trusts — 0.9%
Brixmor Operating Partnership LP Senior Notes 3.65% due 06/15/2024	2,000,000	2,120,492

Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	1,160,000	1,425,885
EPR Properties Company Guar. Notes 4.75% due 12/15/2026	2,095,000	1,900,902
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	2,500,000	2,521,823
HCP, Inc. Senior Notes 3.88% due 08/15/2024	1,320,000	1,451,993
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	109,818
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	66,000	66,682
Hospitality Properties Trust Senior Notes 5.00% due 08/15/2022	1,550,000	1,530,625
LifeStorage LP Company Guar. Notes 3.50% due 07/01/2026	497,000	558,116
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	875,000	903,451
Regency Centers LP Company Guar. Notes 4.65% due 03/15/2049	500,000	566,816

		13,156,603

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.00% due 04/01/2021	734,000	738,491

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	42,412

Retail-Drug Store — 0.0%
Walgreens Boots Alliance, Inc. Senior Notes 3.30% due 11/18/2021	94,000	96,358
Walgreens Boots Alliance, Inc. Senior Notes 4.50% due 11/18/2034	69,000	77,442

		173,800

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 3.55% due 08/15/2029	815,000	935,751

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	119,352
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	1,022,000	977,062
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	30,000	28,418
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	527,000	614,861
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	118,969
AT&T, Inc. Senior Notes 4.80% due 06/15/2044	637,000	740,086
Verizon Communications, Inc. Senior Notes 3.45% due 03/15/2021	2,775,000	2,807,816
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	55,585
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	39,000	50,646

		5,512,795

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	1,378,000	1,754,654
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	16,369
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	45,092

		1,816,115

Transport-Equipment & Leasing — 0.2%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	1,400,000	1,397,754
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	2,280,000	2,249,968

		3,647,722

Transport-Rail — 0.0%
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	537,000	590,970
Union Pacific Corp. Senior Notes 3.84% due 03/20/2060	30,000	33,908
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	59,895

		684,773

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	31,817
United Parcel Service, Inc. Senior Notes 3.40% due 11/15/2046	196,000	218,562

		250,379

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	29,000	33,422

Total U.S. Corporate Bonds & Notes (cost $131,682,487)		142,862,072

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Banks-Commercial — 0.7%
ANZ New Zealand International, Ltd. Company Guar. Notes 2.88% due 01/25/2022*	650,000	669,546
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.30% due 06/01/2021	891,000	901,991
Australia & New Zealand Banking Group, Ltd. Senior Notes 2.70% due 11/16/2020	3,375,000	3,377,903
National Australia Bank, Ltd. Senior Notes 1.88% due 07/12/2021	1,450,000	1,466,984
Standard Chartered PLC Senior Notes 3.05% due 01/15/2021*	385,000	386,836
Westpac Banking Corp. Senior Notes 2.10% due 05/13/2021	4,220,000	4,260,746

		11,064,006

Brewery — 0.1%
Heineken NV Senior Notes 3.50% due 01/29/2028*	1,333,000	1,506,579

Cellular Telecom — 0.3%
France Telecom SA Senior Notes 4.13% due 09/14/2021	1,755,000	1,811,132
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	2,190,000	2,662,698
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	36,033

		4,509,863

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	72,670

Diversified Banking Institutions — 0.4%
HSBC Holdings PLC Senior Notes 2.63% due 11/07/2025	2,090,000	2,189,996
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,200,000	2,438,895
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	108,604
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	1,000,000	1,146,671

		5,884,166

Electronic Components-Semiconductors — 0.1%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.63% due 01/15/2024	1,295,000	1,391,176

Finance-Leasing Companies — 0.2%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	3,235,000	3,256,708

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	382,000	387,533

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	56,448

Private Equity — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	139,358

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.35% due 03/01/2026*	805,000	950,578

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	355,000	406,871
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	2,000,000	2,363,526

		2,770,397

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	750,000	755,728

Total Foreign Corporate Bonds & Notes (cost $30,888,594)		32,745,210

FOREIGN CONVERTIBLE BONDS & NOTES — 0.9%
Banks-Commercial — 0.2%
Credit Suisse AG Senior Notes 0.50% due 06/24/2024*(3)(4)	3,573,000	3,426,507

Cable/Satellite TV — 0.2%
Liberty Latin America, Ltd. Senior Notes 2.00% due 07/15/2024	3,019,000	2,632,680

E-Commerce/Services — 0.2%
Ctrip.com International, Ltd. Senior Notes 1.25% due 09/15/2022	2,490,000	2,315,421

Internet Content-Entertainment — 0.1%
JOYY, Inc. Senior Notes 1.38% due 06/15/2026	1,551,000	1,782,293

Medical-Drugs — 0.2%
Jazz Investments I, Ltd. Company Guar. Notes 2.00% due 06/15/2026*	1,837,000	2,197,545

Total Foreign Convertible Bonds & Notes (cost $12,260,816)		12,354,446

U.S. GOVERNMENT TREASURIES — 6.7%
United States Treasury Bonds — 1.2%
1.25% due 05/15/2050	6,245,600	5,673,737
4.50% due 02/15/2036	7,650,000	11,310,047

		16,983,784

United States Treasury Notes — 5.5%
0.13% due 09/30/2022	19,355,000	19,342,903
0.13% due 10/15/2023	11,365,000	11,341,915
0.25% due 09/30/2025	30,123,400	29,939,836
0.38% due 09/30/2027	19,960,000	19,623,175
0.63% due 08/15/2030	323,000	315,934

		80,563,763

Total U.S. Government Treasuries (cost $96,571,317)		97,547,547

OPTIONS - PURCHASED — 0.4%
Exchanged-Traded Put Option-Purchased(5) (cost $2,183,838)	1,218	6,479,760

TOTAL INVESTMENTS (cost $1,309,782,956)	95.5%	1,398,697,064
Other assets less liabilities	4.5	65,851,059

NET ASSETS	100.0%	$1,464,548,123

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $72,354,266 representing 4.9% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Exchangeable for basket of securities
(4)	Securities classified as Level 3 (see Note 1).
(5)	Options — Purchased

Exchange - Traded Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*.	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2021	$2,740	1,218	$398,281,128	$2,183,838	$6,479,760	$4,295,922

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
2,647	Short	S&P 500 E-Mini Index	December 2020	$444,095,903	$432,083,045	$12,012,858

						Unrealized (Depreciation)
343	Long	S&P 500 E-Mini Index	December 2020	$58,713,285	$55,989,605	$(2,723,680)

		Net Unrealized Appreciation (Depreciation)				$9,289,178

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of New York	CAD	6,695,473	USD	5,097,685	11/20/2020	$71,872	$—
	EUR	8,883,500	USD	10,447,547	11/20/2020	97,501	—

						169,373	—

State Street Bank & Trust Co.	CHF	10,826,053	USD	11,872,324	11/20/2020	59,870	—
	EUR	159,535	USD	187,815	11/20/2020	1,943	—
	GBP	21,567,835	USD	27,981,958	11/20/2020	37,855	—
	USD	535,053	CAD	705,237	11/20/2020	—	(5,682)
	USD	1,507,029	CHF	1,376,166	11/20/2020	—	(5,476)
	USD	1,067,590	EUR	907,803	11/20/2020	—	(9,921)
	USD	2,932,371	GBP	2,256,540	11/20/2020	—	(8,712)

						99,668	(29,791)

Unrealized Appreciation (Depreciation)						$269,041	$(29,791)

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$920,430,428	$59,248,053	**	$—	$979,678,481
Convertible Preferred Securities	1,968,632	—		—	1,968,632
Preferred Securities	31,068	—		—	31,068
Preferred Securities/Capital Securities	—	186,012		—	186,012
Convertible Bonds & Notes:
Finance-Investment Banker/Broker	—	—		5,286,659	5,286,659
Finance-Other Services	—	—		27,512,124	27,512,124
Other Industries	—	92,045,053		—	92,045,053
U.S. Corporate Bonds & Notes	—	144,253,248		—	144,253,248
Foreign Corporate Bonds & Notes	—	31,354,034		—	31,354,034
Foreign Convertible Bonds & Notes:
Banks-Commercial	—	—		3,426,507	3,426,507
Other Industries	—	8,927,939		—	8,927,939
U.S. Government Treasuries	—	97,547,547		—	97,547,547
Options-Purchased	6,479,760	—		—	6,479,760

Total Investments at Value	$928,909,888	$433,561,886		$36,225,290	$1,398,697,064

Other Financial Instruments:†
Futures Contracts	$12,012,858	$—		$—	$12,012,858
Forward Foreign Currency Contracts	—	269,041		—	269,041

Total Other Financial Instruments	$12,012,858	$269,041		$—	$12,281,899

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,723,680	$—		$—	$2,723,680
Forward Foreign Currency Contracts	—	29,791		—	29,791

Total Other Financial Instruments	$2,723,680	$29,791		$—	$2,753,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	Foreign Convertible Bonds & Notes
Balance as of 01/31/2020	$—	$—
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	—
Change in unrealized depreciation(1)	—	—
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3(2)	32,798,783	3,426,507
Transfers out of Level 3	—	—

Balance as of 10/31/2020	$32,798,783	$3,426,507

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2020 includes:

Convertible Bonds & Notes	Convertible Bonds & Notes
$—	$—

(2)	The securities moved from Level 2 to Level 3 due to the valuations being indicative quotes from a single broker.

The Portfolio’s securities classified as Level 3, with a fair value of $36,225,290 at October 31, 2020, are attributable to valuations from a single broker which were deemed to be indicative quotes (which does not necessarily represent a price the broker may be willing to trade on).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 2.2%
L3Harris Technologies, Inc.	65,055	$10,481,011

Applications Software — 7.9%
Microsoft Corp.	186,638	37,788,596

Athletic Footwear — 1.9%
NIKE, Inc., Class B	74,118	8,900,089

Casino Services — 0.4%
Caesars Entertainment, Inc.†	42,551	1,907,136

Cellular Telecom — 2.5%
T-Mobile US, Inc.†	110,272	12,082,503

Coatings/Paint — 1.8%
Sherwin-Williams Co.	12,258	8,433,259

Commercial Services — 2.0%
CoStar Group, Inc.†	11,662	9,604,940

Commercial Services-Finance — 2.6%
Avalara, Inc.†	30,248	4,508,465
PayPal Holdings, Inc.†	42,201	7,854,872

		12,363,337

Computer Software — 0.8%
Twilio, Inc., Class A†	12,950	3,612,661

Computers — 4.9%
Apple, Inc.	216,617	23,580,927

Cosmetics & Toiletries — 2.5%
Procter & Gamble Co.	88,141	12,084,131

Dental Supplies & Equipment — 2.1%
Align Technology, Inc.†	23,484	10,006,063

Diagnostic Equipment — 3.1%
Danaher Corp.	64,660	14,842,056

E-Commerce/Products — 9.0%
Amazon.com, Inc.†	14,289	43,383,547

E-Commerce/Services — 3.4%
Booking Holdings, Inc.†	6,436	10,442,410
Match Group, Inc.†	48,947	5,716,031

		16,158,441

Electronic Components-Semiconductors — 4.8%
NVIDIA Corp.	22,605	11,333,243
Texas Instruments, Inc.	82,446	11,920,867

		23,254,110

Electronic Forms — 2.8%
Adobe, Inc.†	30,483	13,628,949

Enterprise Software/Service — 3.8%
salesforce.com, Inc.†	77,999	18,116,828

Finance-Credit Card — 5.9%
Mastercard, Inc., Class A	97,247	28,069,374

Internet Content-Entertainment — 9.4%
Facebook, Inc., Class A†	81,447	21,429,520
Netflix, Inc.†	23,337	11,102,344
Snap, Inc., Class A†	319,876	12,599,916

		45,131,780

Medical Instruments — 4.9%
Boston Scientific Corp.†	350,859	12,023,938
Edwards Lifesciences Corp.†	60,861	4,363,125
Intuitive Surgical, Inc.†	10,728	7,156,434

		23,543,497

Medical-Biomedical/Gene — 1.0%
Illumina, Inc.†	15,629	4,574,608

Medical-Drugs — 0.7%
Zoetis, Inc.	22,572	3,578,791

Multimedia — 1.2%
Walt Disney Co.	47,293	5,734,276

Private Equity — 2.3%
Blackstone Group, Inc., Class A	221,458	11,165,912

Real Estate Investment Trusts — 2.3%
American Tower Corp.	48,441	11,124,476

Retail-Building Products — 2.4%
Home Depot, Inc.	42,718	11,393,318

Semiconductor Components-Integrated Circuits — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	51,311	4,303,454

Semiconductor Equipment — 2.0%
ASML Holding NV	26,158	9,448,531

Specified Purpose Acquisitions — 0.3%
Altimeter Growth Corp.†	141,211	1,652,169

Textile-Apparel — 2.1%
LVMH Moet Hennessy Louis Vuitton SE	21,044	9,879,737

Veterinary Diagnostics — 1.9%
Elanco Animal Health, Inc.†	292,674	9,075,821

Web Portals/ISP — 2.8%
Alphabet, Inc., Class C†	8,290	13,438,173

Total Long-Term Investment Securities (cost $285,309,460)		472,342,501

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Commercial Paper — 1.1%
Credit Agricole Corporate and Investment Bank 0.70% due 10/02/2020 (cost $5,299,990)	$5,300,000	5,299,960

TOTAL INVESTMENTS (cost $290,609,450)	99.7%	477,642,461
Other assets less liabilities	0.3	1,646,076

NET ASSETS	100.0%	$479,288,537

†	Non-income producing security

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$462,462,763	$9,879,738	**	$—	$472,342,501
Short-Term Investment Securities	—	5,299,960		—	5,299,960

Total Investments at Value	$462,462,763	$15,179,698		$—	$477,642,461

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 44.8%
Advanced Materials — 0.0%
JSR Corp.	300	6,762
Advertising Agencies — 0.0%
WPP PLC	1,533	12,275
Advertising Sales — 0.0%
JCDecaux SA†	96	1,487
Advertising Services — 0.1%
Dentsu Group, Inc.	300	8,653
Hakuhodo DY Holdings, Inc.	400	5,113
Publicis Groupe SA	289	10,067
Trade Desk, Inc., Class A†	532	301,351
		325,184
Aerospace/Defense — 0.3%
BAE Systems PLC	3,898	20,053
Dassault Aviation SA†	3	2,513
General Dynamics Corp.	1,181	155,101
Kawasaki Heavy Industries, Ltd.†	100	1,189
Leonardo SpA	510	2,430
MTU Aero Engines AG	66	11,269
Northrop Grumman Corp.	1,516	439,367
Raytheon Technologies Corp.	3,743	203,320
Rolls-Royce Holdings PLC	2,417	2,234
Saab AB, Series B†	105	2,414
		839,890
Aerospace/Defense-Equipment — 0.2%
Airbus SE†	3,572	262,378
Elbit Systems, Ltd.	30	3,387
IHI Corp.	200	2,413
Meggitt PLC†	977	3,462
Safran SA†	2,970	315,614
		587,254
Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	2,408	3,268
Yara International ASA	207	7,215
		10,483
Airlines — 0.1%
ANA Holdings, Inc.†	100	2,185
Cathay Pacific Airways, Ltd.†	2,636	1,812
Deutsche Lufthansa AG†	311	2,683
easyJet PLC	332	2,176
Japan Airlines Co., Ltd.†	200	3,500
Qantas Airways, Ltd.†	1,150	3,407
Ryanair Holdings PLC ADR†	2,046	164,908
Singapore Airlines, Ltd.	1,600	3,985
Southwest Airlines Co.	1,336	52,812
		237,468
Airport Development/Maintenance — 0.0%
Aena SME SA†*	92	12,426
Aeroports de Paris	41	4,024
Auckland International Airport, Ltd.†	1,520	7,039
Fraport AG Frankfurt Airport Services Worldwide†	47	1,705
Japan Airport Terminal Co., Ltd.	100	4,357
SATS, Ltd.	800	1,750
Singapore Technologies Engineering, Ltd.	2,000	5,126
Sydney Airport	1,665	6,399
		42,826
Apparel Manufacturers — 0.1%
Burberry Group PLC	510	8,964
Columbia Sportswear Co.	1,548	115,465
Hermes International	43	40,070
Kering SA	91	55,055
Ralph Lauren Corp.	1,663	111,172
		330,726
Appliances — 0.0%
Electrolux AB, Series B	321	7,239
Hoshizaki Corp.	100	8,007
SEB SA	35	5,696
		20,942
Applications Software — 1.6%
Microsoft Corp.	20,900	4,231,623
Sage Group PLC	1,368	11,273
ServiceNow, Inc.†	479	238,336
		4,481,232
Athletic Footwear — 0.2%
adidas AG†	1,144	339,929
Asics Corp.	200	2,518
NIKE, Inc., Class B	2,454	294,676
Puma SE†	115	10,085
		647,208
Audio/Video Products — 0.2%
Panasonic Corp.	2,800	25,900
Sharp Corp.	300	3,473
Sony Corp.	6,600	550,091
		579,464
Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	402	27,474
Bayerische Motoren Werke AG (Preference Shares)	72	3,723
Daimler AG	1,069	55,310
Ferrari NV	160	28,550
Fiat Chrysler Automobiles NV†	1,378	16,933
Honda Motor Co., Ltd.	2,100	49,519
Mazda Motor Corp.	700	3,701
Mitsubishi Motors Corp.†	800	1,468
Nissan Motor Co., Ltd.†	3,100	10,973
Peugeot SA†	791	14,229
Porsche Automobil Holding SE (Preference Shares)	194	10,395
Subaru Corp.	800	14,720
Suzuki Motor Corp.	600	25,840
Tesla, Inc.†	3,189	1,237,460
Toyota Motor Corp.	7,100	464,999
Volkswagen AG	26	4,047
Volkswagen AG (Preference Shares)	1,270	185,027
		2,154,368
Auto-Heavy Duty Trucks — 0.1%
Hino Motors, Ltd.	300	2,304
Isuzu Motors, Ltd.	700	5,696
Volvo AB, Class A†	299	5,816
Volvo AB, Class B†	11,489	223,695
		237,511
Auto/Truck Parts & Equipment-Original — 0.0%
Aisin Seiki Co., Ltd.	200	6,071
Brembo SpA†	194	2,017
Denso Corp.	600	27,974
Faurecia SE†	94	3,571
JTEKT Corp.	300	2,391

Koito Manufacturing Co., Ltd.	200	9,676
NGK Insulators, Ltd.	300	4,292
NGK Spark Plug Co., Ltd.	200	3,517
NOK Corp.	100	1,141
Stanley Electric Co., Ltd.	200	5,698
Sumitomo Electric Industries, Ltd.	1,000	11,030
Toyoda Gosei Co., Ltd.	100	2,539
Toyota Boshoku Corp.	100	1,453
Toyota Industries Corp.	200	12,937
Valeo SA	303	9,189
		103,496
Banks-Commercial — 1.7%
AEON Financial Service Co., Ltd.	100	1,024
Aozora Bank, Ltd.	100	1,642
Australia & New Zealand Banking Group, Ltd.	3,465	46,079
Banca Mediolanum SpA	317	2,165
Banco Bilbao Vizcaya Argentaria SA	8,146	23,454
Banco BPM SpA†	1,908	3,449
Banco Comercial Portugues SA†	10,085	886
Bank Hapoalim BM	1,408	8,264
Bank Leumi Le-Israel BM	1,846	8,753
Bank of East Asia, Ltd.	2,000	3,608
Bank of Kyoto, Ltd.	100	4,411
Bankia SA	1,475	1,814
BAWAG Group AG†*	87	3,190
Bendigo & Adelaide Bank, Ltd.	652	3,068
CaixaBank SA	4,518	8,253
Chiba Bank, Ltd.	1,000	5,166
Chugoku Bank, Ltd.	200	1,731
Citizens Financial Group, Inc.	7,916	215,711
Commonwealth Bank of Australia	2,177	106,130
Concordia Financial Group, Ltd.	1,600	5,279
Credicorp, Ltd.	979	112,272
Danske Bank A/S†	833	11,083
DBS Group Holdings, Ltd.	2,100	31,280
DNB ASA†	1,128	15,239
Erste Group Bank AG†	9,887	203,256
FinecoBank Banca Fineco SpA†	746	10,216
First Republic Bank	2,060	259,848
Fukuoka Financial Group, Inc.	300	5,012
Hachijuni Bank, Ltd.	700	2,579
Hang Seng Bank, Ltd.	900	13,846
HDFC Bank, Ltd. ADR†	14,652	841,611
ING Groep NV†	18,763	128,739
Intesa Sanpaolo SpA†	21,386	35,480
Israel Discount Bank, Ltd., Class A	1,466	4,134
Iyo Bank, Ltd.	400	2,506
KBC Group NV	5,110	252,807
Kyushu Financial Group, Inc.	600	2,805
M&T Bank Corp.	2,359	244,345
Mebuki Financial Group, Inc.	1,300	2,610
Mediobanca Banca di Credito Finanziario SpA	872	6,188
Mizrahi Tefahot Bank, Ltd.	69	1,349
National Australia Bank, Ltd.	4,047	53,205
Nordea Bank Abp†	4,061	30,508
Oversea-Chinese Banking Corp., Ltd.	4,800	29,584
Raiffeisen Bank International AG†	169	2,439
Resona Holdings, Inc.	2,800	9,208
Seven Bank, Ltd.	1,000	2,293
Shinsei Bank, Ltd.	200	2,406
Shizuoka Bank, Ltd.	800	5,376
Skandinaviska Enskilda Banken AB, Class A†	2,010	17,275
Standard Chartered PLC†	3,362	15,388
Sumitomo Mitsui Trust Holdings, Inc.	500	13,380
SVB Financial Group†	344	100,001
Svenska Handelsbanken AB, Class A†	33,555	272,080
Svenska Handelsbanken AB, Class B†	45	434
Swedbank AB, Class A†	1,134	17,802
Toronto-Dominion Bank	6,301	277,995
Truist Financial Corp.	26,540	1,117,865
United Overseas Bank, Ltd.	1,800	25,021
Westpac Banking Corp.	4,413	56,237
		4,689,779
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,974	154,505
State Street Corp.	3,332	196,255
		350,760
Banks-Super Regional — 0.4%
Fifth Third Bancorp	4,969	115,380
Huntington Bancshares, Inc.	9,160	95,631
KeyCorp	13,282	172,400
PNC Financial Services Group, Inc.	2,792	312,369
US Bancorp	5,256	204,721
Wells Fargo & Co.	14,349	307,786
		1,208,287
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	4,190	164,876
Beverages-Non-alcoholic — 0.3%
Coca-Cola Amatil, Ltd.	638	5,591
Coca-Cola Bottlers Japan Holdings, Inc.	200	2,834
Coca-Cola Co.	17,015	817,741
Coca-Cola European Partners PLC	265	9,463
Coca-Cola HBC AG	243	5,527
Keurig Dr Pepper, Inc.	3,812	102,543
Suntory Beverage & Food, Ltd.	200	6,914
		950,613
Beverages-Wine/Spirits — 0.3%
Davide Campari-Milano NV	539	5,622
Diageo PLC	22,832	738,554
Pernod Ricard SA	249	40,181
Treasury Wine Estates, Ltd.	943	6,085
		790,442
Bicycle Manufacturing — 0.0%
Shimano, Inc.	100	22,812
Brewery — 0.3%
Anheuser-Busch InBev SA NV	1,035	53,747
Asahi Group Holdings, Ltd.	600	18,597
Carlsberg A/S, Class B	1,649	208,836
Constellation Brands, Inc., Class A	3,223	532,536
Heineken Holding NV	124	9,586
Heineken NV	298	26,459
Kirin Holdings Co., Ltd.	1,000	18,057
		867,818
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	6,105	123,565
Discovery, Inc., Class C†	6,138	112,448
		236,013
Building & Construction Products-Misc. — 0.1%
Boral, Ltd.	1,539	4,953
Cie de Saint-Gobain†	683	26,794
Fletcher Building, Ltd.†	1,038	2,811
Fortune Brands Home & Security, Inc.	2,694	217,864
Geberit AG	46	26,161
James Hardie Industries PLC CDI	500	12,214

Kingspan Group PLC†	185	16,135
LIXIL Group Corp.	300	6,472
ROCKWOOL International A/S, Class A†	8	2,804
ROCKWOOL International A/S, Class B	8	3,134
Sika AG	174	42,776
TOTO, Ltd.	200	9,122
		371,240
Building & Construction-Misc. — 0.0%
Eiffage SA†	102	7,436
Ferrovial SA	605	13,091
HOCHTIEF AG	28	2,062
Kajima Corp.	600	6,392
LendLease Group	834	7,034
NWS Holdings, Ltd.	2,000	1,758
Obayashi Corp.	800	6,671
Shimizu Corp.	900	6,228
Taisei Corp.	200	6,212
		56,884
Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	400	74,888
Investment AB Latour, Class B	157	3,667
Nibe Industrier AB, Class B†	453	10,929
		89,484
Building Products-Cement — 0.3%
Buzzi Unicem SpA	57	1,234
Buzzi Unicem SpA	51	724
CRH PLC	966	33,918
HeidelbergCement AG	168	9,614
LafargeHolcim, Ltd.	8,818	377,914
Martin Marietta Materials, Inc.	1,140	303,639
Taiheiyo Cement Corp.	200	4,708
		731,751
Building Products-Doors & Windows — 0.0%
AGC, Inc.	300	9,365
Building-Heavy Construction — 0.2%
Acciona SA	27	2,727
Ackermans & van Haaren NV†	23	2,830
ACS Actividades de Construccion y Servicios SA	345	8,202
Bouygues SA	276	9,062
Cellnex Telecom SA*	4,141	266,008
CIMIC Group, Ltd.†	78	1,185
CK Infrastructure Holdings, Ltd.	1,000	4,722
Infrastrutture Wireless Italiane SpA*	402	4,358
Keppel Corp., Ltd.	1,900	6,105
NCC AB, Class B†	109	1,740
Skanska AB, Class B	453	8,519
Strabag SE†	18	522
Vinci SA	3,147	249,027
		565,007
Building-Maintenance & Services — 0.0%
Babcock International Group PLC	631	1,776
Rentokil Initial PLC†	2,300	15,683
		17,459
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	1,362	115,198
Building-Residential/Commercial — 0.3%
Barratt Developments PLC†	1,274	7,949
Berkeley Group Holdings PLC	161	8,454
Daiwa House Industry Co., Ltd.	800	21,074
Haseko Corp.	400	4,805
Iida Group Holdings Co., Ltd.	200	3,626
KB Home	1,858	59,921
Persimmon PLC	10,431	316,526
Sekisui Chemical Co., Ltd.	600	9,371
Sekisui House, Ltd.	700	11,607
Taylor Wimpey PLC†	141,380	193,348
Toll Brothers, Inc.	1,557	65,830
		702,511
Cable/Satellite TV — 0.5%
Altice USA, Inc., Class A†	3,033	81,739
Charter Communications, Inc., Class A†	1,337	807,307
Comcast Corp., Class A	10,714	452,560
DISH Network Corp., Class A†	4,644	118,376
NOS SGPS SA	312	1,071
Telenet Group Holding NV	54	2,076
		1,463,129
Casino Hotels — 0.1%
Crown Resorts, Ltd.	441	2,575
Galaxy Entertainment Group, Ltd.	3,000	19,789
Las Vegas Sands Corp.	5,145	247,269
MGM China Holdings, Ltd.	800	1,057
NagaCorp, Ltd.	2,000	2,069
Sands China, Ltd.	2,800	9,814
SJM Holdings, Ltd.	2,000	2,083
Wynn Macau, Ltd.†	1,600	2,211
		286,867
Casino Services — 0.0%
Aristocrat Leisure, Ltd.	797	16,146
Sega Sammy Holdings, Inc.	200	2,511
		18,657
Cellular Telecom — 0.1%
1&1 Drillisch AG	61	1,285
Altice Europe NV†	301	1,483
Millicom International Cellular SA SDR	125	3,697
NTT DOCOMO, Inc.	1,300	49,070
Orange SA	2,509	28,191
SoftBank Corp.	2,000	23,220
T-Mobile US, Inc.†	1,460	159,972
Tele2 AB, Class B	629	7,454
Telstra Corp., Ltd.	5,241	9,907
TPG Telecom, Ltd.†	427	2,154
Vodafone Group PLC	32,733	43,725
		330,158
Chemicals-Diversified — 0.3%
Air Water, Inc.	300	4,286
Arkema SA	90	8,826
Asahi Kasei Corp.	1,800	15,633
BASF SE	1,123	61,581
Covestro AG*	206	9,834
Croda International PLC	166	12,979
DIC Corp.	100	2,437
Eastman Chemical Co.	7,863	635,645
Evonik Industries AG	235	5,681
ICL Group, Ltd.	863	3,130
Johnson Matthey PLC	251	6,993
Kaneka Corp.	100	2,811
Koninklijke DSM NV	222	35,548
Kuraray Co., Ltd.	500	4,622
LANXESS AG	104	5,272
Mitsubishi Chemical Holdings Corp.	1,800	10,142
Mitsubishi Gas Chemical Co., Inc.	300	5,465
Nissan Chemical Corp.	200	10,605
Nitto Denko Corp.	200	14,036
Showa Denko KK	200	3,395

Solvay SA	92	7,470
Sumitomo Chemical Co., Ltd.	2,000	6,556
Symrise AG	155	19,161
Tosoh Corp.	400	6,514
Ube Industries, Ltd.	100	1,720
		900,342
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	10	8,791
Chemicals-Specialty — 0.1%
Brenntag AG	194	12,401
Chr. Hansen Holding A/S	129	12,996
Daicel Corp.	400	2,862
Givaudan SA	10	40,702
Novozymes A/S, Class B	263	15,824
Shin-Etsu Chemical Co., Ltd.	500	66,905
Toray Industries, Inc.	2,000	9,073
Umicore SA	250	9,625
		170,388
Coatings/Paint — 0.2%
Akzo Nobel NV	4,035	388,781
Kansai Paint Co., Ltd.	300	7,764
Nippon Paint Holdings Co., Ltd.	200	18,024
		414,569
Commercial Services — 0.3%
Amadeus IT Group SA	550	26,362
Edenred	319	14,895
Intertek Group PLC	201	14,512
Park24 Co., Ltd.†	100	1,354
RELX PLC (LSE)	2,421	47,919
RELX PLC (Euronext Amsterdam)	14,971	296,595
Sembcorp Industries, Ltd.	1,200	1,395
SGS SA	117	292,001
		695,033
Commercial Services-Finance — 0.7%
Adyen NV†*	38	64,124
Experian PLC	1,112	40,592
FleetCor Technologies, Inc.†	1,963	433,646
Global Payments, Inc.	1,558	245,759
GMO Payment Gateway, Inc.	100	12,177
IHS Markit, Ltd.	2,050	165,783
Nexi SpA†*	441	6,778
PayPal Holdings, Inc.†	4,162	774,673
S&P Global, Inc.	566	182,665
Worldline SA†*	281	20,866
		1,947,063
Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	1,348	147,431
Dassault Systemes SE	173	29,575
Synopsys, Inc.†	919	196,537
		373,543
Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,478	183,035
Zscaler, Inc.†	1,116	151,497
		334,532
Computer Services — 0.3%
Atos SE†	118	8,067
Capgemini SE	2,598	300,484
Computershare, Ltd.	659	5,655
Fujitsu, Ltd.	200	23,256
Leidos Holdings, Inc.	3,803	315,649
NEC Corp.	300	15,089
Nomura Research Institute, Ltd.	500	14,714
NTT Data Corp.	900	10,158
SCSK Corp.	100	4,952
Teleperformance	73	21,964
		719,988
Computer Software — 0.2%
MongoDB, Inc.†	574	131,142
Splunk, Inc.†	1,162	230,123
Twilio, Inc., Class A†	387	107,961
		469,226
Computers — 1.2%
Apple, Inc.	31,620	3,442,153
Computers-Integrated Systems — 0.0%
Itochu Techno-Solutions Corp.	200	6,794
OBIC Co., Ltd.	100	17,757
Otsuka Corp.	200	9,177
		33,728
Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	4,026	316,041
Bureau Veritas SA†	364	8,021
FTI Consulting, Inc.†	1,728	170,139
Nihon M&A Center, Inc.	200	11,702
Worley, Ltd.	406	2,701
		508,604
Containers-Metal/Glass — 0.2%
Ball Corp.	2,006	178,534
Crown Holdings, Inc.†	3,545	304,161
Toyo Seikan Group Holdings, Ltd.	200	1,866
		484,561
Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	1,722	6,321
Graphic Packaging Holding Co.	10,911	145,007
Huhtamaki Oyj	121	5,909
Packaging Corp. of America	1,791	205,052
WestRock Co.	4,348	163,268
		525,557
Cosmetics & Toiletries — 0.6%
Beiersdorf AG	124	12,984
Coty, Inc., Class A	12,043	34,925
Essity AB, Class A	17	514
Essity AB, Class B	746	21,607
Estee Lauder Cos., Inc., Class A	1,113	244,482
Kao Corp.	600	42,659
L’Oreal SA	296	95,862
Lion Corp.	300	6,118
Pigeon Corp.	200	9,212
Pola Orbis Holdings, Inc.	100	1,971
Procter & Gamble Co.	2,277	312,177
Shiseido Co., Ltd.	500	30,952
Unicharm Corp.	600	27,857
Unilever NV	11,341	640,583
Unilever PLC	1,427	81,368
		1,563,271
Cruise Lines — 0.0%
Carnival PLC	202	2,342
Diagnostic Equipment — 0.2%
Sysmex Corp.	200	18,822
Thermo Fisher Scientific, Inc.	1,165	551,185
		570,007
Diagnostic Kits — 0.0%
DiaSorin SpA	24	5,271
QIAGEN NV†	284	13,483
		18,754

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	261	19,936
Fresenius SE & Co. KGaA	501	18,580
		38,516
Distribution/Wholesale — 0.2%
Bunzl PLC	422	13,126
Copart, Inc.†	1,496	165,098
Ferguson PLC	3,435	344,684
Jardine Cycle & Carriage, Ltd.	100	1,300
Seven Group Holdings, Ltd.	167	2,293
Sojitz Corp.	1,400	3,087
Travis Perkins PLC†	315	4,333
		533,921
Diversified Banking Institutions — 0.9%
Banco Santander SA†	20,426	40,895
Bank of America Corp.	30,952	733,562
Barclays PLC†	19,908	27,651
BNP Paribas SA†	4,626	162,202
Citigroup, Inc.	4,129	171,023
Credit Agricole SA†	1,493	11,880
Credit Suisse Group AG	3,057	28,874
Deutsche Bank AG†	2,525	23,206
HSBC Holdings PLC	25,210	106,408
Lloyds Banking Group PLC†	85,722	31,138
Macquarie Group, Ltd.	402	35,954
Mitsubishi UFJ Financial Group, Inc.	15,700	61,888
Mizuho Financial Group, Inc.	3,140	38,712
Morgan Stanley	16,364	787,927
Natwest Group PLC†	5,954	9,587
Societe Generale SA†	997	13,615
Sumitomo Mitsui Financial Group, Inc.	1,700	47,083
UBS Group AG	4,720	54,730
UniCredit SpA†	2,581	19,336
		2,405,671
Diversified Manufacturing Operations — 0.6%
Carlisle Cos., Inc.	1,008	124,861
Eaton Corp. PLC	5,346	554,861
Illinois Tool Works, Inc.	642	125,755
ITT, Inc.	2,137	129,310
Siemens AG	987	115,698
Smiths Group PLC	491	8,460
Toshiba Corp.	500	12,627
Trane Technologies PLC	5,530	734,107
Trelleborg AB, Class B†	304	5,056
		1,810,735
Diversified Minerals — 0.2%
BHP Group PLC	22,314	433,068
BHP Group, Ltd.	3,624	87,142
Iluka Resources, Ltd.	521	1,894
Sumitomo Metal Mining Co., Ltd.	300	9,328
		531,432
Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	3,000	18,149
Jardine Matheson Holdings, Ltd.	300	13,347
Swire Pacific, Ltd., Class A	500	2,279
Swire Pacific, Ltd., Class B	2,500	2,040
Washington H. Soul Pattinson & Co., Ltd.	145	2,593
		38,408
Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	1,879	12,713
Drug Delivery Systems — 0.1%
DexCom, Inc.†	478	152,759
E-Commerce/Products — 1.7%
Alibaba Group Holding, Ltd.†	23,136	880,763
Amazon.com, Inc.†	1,300	3,946,995
ASOS PLC†	85	4,852
Mercari, Inc.†	100	4,228
MonotaRO Co., Ltd.	200	11,166
Rakuten, Inc.	1,000	9,743
ZOZO, Inc.	100	2,553
		4,860,300
E-Commerce/Services — 0.5%
Auto Trader Group PLC*	1,184	8,888
Booking Holdings, Inc.†	388	629,530
Delivery Hero SE†*	3,381	390,534
Lyft, Inc., Class A†	5,453	124,492
Rightmove PLC†	1,090	8,734
Uber Technologies, Inc.†	5,417	180,982
		1,343,160
E-Marketing/Info — 0.0%
CyberAgent, Inc.	100	6,298
Electric Products-Misc. — 0.1%
AMETEK, Inc.	1,503	147,595
Brother Industries, Ltd.	500	7,737
Casio Computer Co., Ltd.	300	4,546
Legrand SA	331	24,503
		184,381
Electric-Distribution — 0.1%
AusNet Services	2,252	3,164
E.ON SE	2,761	28,794
HK Electric Investments & HK Electric Investments, Ltd.	3,500	3,561
National Grid PLC	4,584	54,560
Orsted A/S*	1,303	207,001
SSE PLC	1,278	20,784
		317,864
Electric-Generation — 0.0%
EDP Renovaveis SA	186	3,538
Electric Power Development Co., Ltd.	200	2,707
Electricite de France SA	497	5,777
Engie SA†	2,260	27,395
Mercury NZ, Ltd.	474	1,679
Meridian Energy, Ltd.	1,580	5,535
Uniper SE	170	5,083
		51,714
Electric-Integrated — 1.4%
A2A SpA	1,552	1,974
AGL Energy, Ltd.	697	6,132
American Electric Power Co., Inc.	3,422	307,740
Chubu Electric Power Co., Inc.	900	10,070
Chugoku Electric Power Co., Inc.	400	5,016
CLP Holdings, Ltd.	2,000	18,400
CMS Energy Corp.	3,144	199,110
Contact Energy, Ltd.	905	4,415
Duke Energy Corp.	1,275	117,440
Edison International	2,012	112,753
EDP—Energias de Portugal SA	3,393	16,700
Endesa SA	391	10,481
Enel SpA	9,450	75,263
Entergy Corp.	1,164	117,820
EVN AG	56	894
Fortum Oyj	554	10,431
Hera SpA	1,036	3,250

Iberdrola SA	52,538	619,783
Kansai Electric Power Co., Inc.	900	8,166
Kyushu Electric Power Co., Inc.	500	4,185
NextEra Energy, Inc.	18,860	1,380,741
Origin Energy, Ltd.	2,218	6,274
Power Assets Holdings, Ltd.	1,500	7,713
RWE AG	3,953	146,873
Shikoku Electric Power Co., Inc.	300	2,155
Tohoku Electric Power Co., Inc.	600	5,278
Tokyo Electric Power Co. Holdings, Inc.†	1,000	2,585
Verbund AG	86	4,948
Xcel Energy, Inc.	8,679	607,790
		3,814,380
Electric-Transmission — 0.0%
Elia Group SA/NV	41	3,969
Red Electrica Corp. SA	542	9,550
Terna Rete Elettrica Nazionale SpA	1,763	11,923
		25,442
Electronic Components-Misc. — 0.2%
Alps Alpine Co., Ltd.	300	4,339
Garmin, Ltd.	2,179	226,660
Hoya Corp.	500	56,611
Ibiden Co., Ltd.	200	8,158
Kyocera Corp.	400	22,035
Minebea Mitsumi, Inc.	500	8,971
Murata Manufacturing Co., Ltd.	800	55,490
Nidec Corp.	700	70,369
Omron Corp.	300	21,628
TDK Corp.	200	23,460
Venture Corp., Ltd.	300	4,241
		501,962
Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc.†	11,685	879,764
Hamamatsu Photonics KK	200	9,981
Infineon Technologies AG	1,637	45,843
Microchip Technology, Inc.	1,416	148,793
NVIDIA Corp.	1,110	556,510
Rohm Co., Ltd.	100	7,704
Samsung Electronics Co., Ltd. GDR†*	735	928,305
STMicroelectronics NV	821	25,073
SUMCO Corp.	400	6,103
Texas Instruments, Inc.	3,958	572,287
		3,180,363
Electronic Connectors — 0.1%
Amphenol Corp., Class A	1,202	135,634
Electronic Measurement Instruments — 0.1%
Halma PLC	474	14,551
Keysight Technologies, Inc.†	1,969	206,489
Sartorius AG (Preference Shares)	42	17,765
Yokogawa Electric Corp.	300	4,411
		243,216
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	1,604	124,936
Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	1,221	26,220
Electronics-Military — 0.0%
Thales SA	131	8,542
Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	2,177	213,542
Siemens Gamesa Renewable Energy SA	282	7,992
SolarEdge Technologies, Inc.†	917	236,302
Vestas Wind Systems A/S	243	41,539
		499,375
Engineering/R&D Services — 0.0%
JGC Holdings Corp.	300	2,475
Kinden Corp.	200	3,143
		5,618
Enterprise Software/Service — 0.6%
AVEVA Group PLC	82	4,566
Ceridian HCM Holding, Inc.†	1,090	93,980
Coupa Software, Inc.†	408	109,222
Micro Focus International PLC†	476	1,332
Oracle Corp. Japan	100	10,020
salesforce.com, Inc.†	3,481	808,532
SAP SE	4,505	480,114
Snowflake, Inc., Class A†	300	75,006
Temenos AG	85	9,112
TIS, Inc.	300	5,769
WiseTech Global, Ltd.	192	3,895
		1,601,548
Entertainment Software — 0.2%
DeNA Co., Ltd.	100	1,711
Konami Holdings Corp.	100	3,910
Nexon Co., Ltd.	600	16,791
Sea, Ltd. ADR†	1,726	272,190
Square Enix Holdings Co., Ltd.	100	5,873
Take-Two Interactive Software, Inc.†	1,134	175,679
Ubisoft Entertainment SA†	118	10,424
		486,578
Explosives — 0.0%
Orica, Ltd.	511	5,508
Filtration/Separation Products — 0.0%
Alfa Laval AB†	377	7,652
Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	600	2,685
Afterpay, Ltd.†	278	18,871
		21,556
Finance-Credit Card — 0.9%
American Express Co.	1,836	167,516
Capital One Financial Corp.	8,473	619,207
Credit Saison Co., Ltd.	200	2,164
Mastercard, Inc., Class A	6,055	1,747,715
Orient Corp.†	700	774
		2,537,376
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,078	496,526
Daiwa Securities Group, Inc.	1,900	7,687
Nomura Holdings, Inc.	3,700	16,497
SBI Holdings, Inc.	300	6,916
		527,626
Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	700	2,959
ORIX Corp.	1,500	17,504
Tokyo Century Corp.	100	4,903
		25,366
Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A†	4,248	77,441
Finance-Other Services — 0.3%
ASX, Ltd.	242	13,594
Deutsche Boerse AG	234	34,444
Hong Kong Exchanges & Clearing, Ltd.	7,200	345,342

Intrum AB	92	2,250
Japan Exchange Group, Inc.	700	17,177
London Stock Exchange Group PLC	3,028	324,851
Singapore Exchange, Ltd.	1,000	6,351
		744,009
Fisheries — 0.0%
Leroy Seafood Group ASA	352	1,655
Mowi ASA	566	8,944
Salmar ASA†	68	3,438
Toyo Suisan Kaisha, Ltd.	100	4,980
		19,017
Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	300	4,922
Food-Catering — 0.0%
Compass Group PLC	2,182	29,847
Sodexo SA	108	6,941
		36,788
Food-Confectionery — 0.0%
Barry Callebaut AG	4	8,261
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	1	7,923
Ezaki Glico Co., Ltd.	100	4,153
		20,337
Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	937	9,074
Danone SA	843	46,595
Yakult Honsha Co., Ltd.	200	9,706
		65,375
Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	400	5,996
Wilmar International, Ltd.	3,800	11,263
		17,259
Food-Meat Products — 0.0%
WH Group, Ltd.*	12,000	9,432
Food-Misc./Diversified — 0.7%
Ajinomoto Co., Inc.	700	14,053
Associated British Foods PLC	436	9,594
Axfood AB	158	3,675
Calbee, Inc.	100	3,065
Kerry Group PLC, Class A	189	22,613
Kewpie Corp.	200	4,105
Kikkoman Corp.	200	9,982
Kraft Heinz Co.	1,702	52,064
MEIJI Holdings Co., Ltd.	200	14,500
Nestle SA	13,143	1,476,661
NH Foods, Ltd.	100	4,095
Nissin Foods Holdings Co., Ltd.	100	8,654
Orkla ASA	1,064	10,045
Post Holdings, Inc.†	2,178	187,090
Tate & Lyle PLC	530	4,088
		1,824,284
Food-Retail — 0.1%
Carrefour SA	753	11,737
Casino Guichard Perrachon SA†	66	1,487
Coles Group, Ltd.	1,641	20,527
Colruyt SA	66	3,907
Dairy Farm International Holdings, Ltd.	400	1,509
ICA Gruppen AB	117	5,538
J Sainsbury PLC	2,264	5,915
Jardine Strategic Holdings, Ltd.	200	4,332
Jeronimo Martins SGPS SA	319	5,064
Kesko Oyj, Class A†	124	3,049
Kesko Oyj, Class B	345	8,868
Kobe Bussan Co., Ltd.	200	5,596
Koninklijke Ahold Delhaize NV	1,355	37,235
Ocado Group PLC†	745	21,976
Seven & i Holdings Co., Ltd.	1,000	30,542
Tesco PLC	11,866	31,599
WM Morrison Supermarkets PLC	3,262	6,887
Woolworths Group, Ltd.	1,553	41,804
		247,572
Food-Wholesale/Distribution — 0.0%
Olam International, Ltd.	800	752
Sysco Corp.	1,574	87,058
		87,810
Forestry — 0.0%
Holmen AB	124	4,703
Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	156	11,593
Flutter Entertainment PLC†	171	29,797
Genting Singapore, Ltd.	7,200	3,408
Tabcorp Holdings, Ltd.	2,792	6,482
		51,280
Gas-Distribution — 0.0%
Centrica PLC†	7,340	3,537
Enagas SA	313	6,767
Hong Kong & China Gas Co., Ltd.	13,600	19,581
Naturgy Energy Group SA	422	7,813
Osaka Gas Co., Ltd.	500	9,436
Toho Gas Co., Ltd.	100	5,167
Tokyo Gas Co., Ltd.	500	11,290
		63,591
Gas-Transportation — 0.0%
Snam SpA	2,736	13,359
Gold Mining — 0.0%
Evolution Mining, Ltd.	2,145	8,404
Newcrest Mining, Ltd.	1,004	20,729
		29,133
Home Decoration Products — 0.1%
Newell Brands, Inc.	7,584	133,933
Hotels/Motels — 0.1%
City Developments, Ltd.	800	3,726
InterContinental Hotels Group PLC†	5,295	268,017
Whitbread PLC†	253	7,042
		278,785
Human Resources — 0.1%
Adecco Group AG	214	10,487
Paylocity Holding Corp.†	359	66,602
Persol Holdings Co., Ltd.	200	3,037
Randstad NV†	147	7,348
Recruit Holdings Co., Ltd.	2,100	80,212
		167,686
Import/Export — 0.1%
ITOCHU Corp.	1,800	43,301
Marubeni Corp.	2,100	10,936
Mitsubishi Corp.	1,700	38,020
Mitsui & Co., Ltd.	2,000	31,374
Sumitomo Corp.	1,400	15,431
Toyota Tsusho Corp.	300	8,400
		147,462

Industrial Automated/Robotic — 0.3%
FANUC Corp.	200	42,510
Keyence Corp.	1,000	453,473
Nabtesco Corp.	200	7,504
SMC Corp.	600	316,801
THK Co., Ltd.	100	2,639
Yaskawa Electric Corp.	300	11,674
		834,601
Industrial Gases — 0.3%
Air Liquide SA	576	84,311
Linde PLC	1,128	248,544
Linde PLC	1,786	393,090
Taiyo Nippon Sanso Corp.	300	4,413
		730,358
Instruments-Controls — 0.3%
ABB, Ltd.	2,357	57,154
Honeywell International, Inc.	3,978	656,171
Mettler-Toledo International, Inc.†	234	233,511
		946,836
Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc.	904	93,528
Insurance-Life/Health — 0.5%
AIA Group, Ltd.	80,600	760,164
AMP, Ltd.	4,374	4,711
Aviva PLC	4,808	16,101
AXA SA	2,372	38,320
Baloise Holding AG	62	8,490
Challenger, Ltd.	647	2,189
Dai-ichi Life Holdings, Inc.	1,400	20,856
Great Eastern Holdings, Ltd.	100	1,303
Japan Post Holdings Co., Ltd.	1,900	13,033
Legal & General Group PLC	127,309	306,069
M&G PLC	3,256	6,190
NN Group NV	394	13,782
Phoenix Group Holdings PLC	1,008	8,682
Prudential PLC	3,159	38,583
Suncorp Group, Ltd.	1,587	9,211
Swiss Life Holding AG	39	13,114
T&D Holdings, Inc.	700	6,994
		1,267,792
Insurance-Multi-line — 1.0%
Aegon NV	1,768	4,789
Ageas SA/NV	232	9,340
Allianz SE	4,234	745,286
Assicurazioni Generali SpA	1,548	20,767
Chubb, Ltd.	4,274	555,235
CNA Financial Corp.	1,555	46,324
Direct Line Insurance Group PLC	1,731	5,922
Hartford Financial Services Group, Inc.	3,762	144,912
Loews Corp.	10,936	379,261
Mapfre SA	1,151	1,740
Medibank Private, Ltd.	3,468	6,530
Ping An Insurance Group Co. of China, Ltd.	54,500	559,490
Sampo Oyj, Class A	603	22,764
Storebrand ASA†	327	1,718
Talanx AG	66	1,943
UnipolSai Assicurazioni SpA	749	1,744
UNIQA Insurance Group AG	143	805
Vienna Insurance Group AG Wiener Versicherung Gruppe	49	994
Zurich Insurance Group AG	932	308,612
		2,818,176
Insurance-Property/Casualty — 0.6%
Admiral Group PLC	317	11,298
Alleghany Corp.	241	131,810
Berkshire Hathaway, Inc., Class B†	2,553	515,451
Gjensidige Forsikring ASA	224	4,259
Hiscox, Ltd.†	445	4,771
Insurance Australia Group, Ltd.	2,909	9,805
MS&AD Insurance Group Holdings, Inc.	600	16,541
Progressive Corp.	5,159	474,112
QBE Insurance Group, Ltd.	1,850	10,780
RSA Insurance Group PLC†	1,293	7,118
Sompo Holdings, Inc.	500	18,705
Tokio Marine Holdings, Inc.	900	40,325
Travelers Cos., Inc.	2,945	355,491
Tryg A/S	151	4,192
		1,604,658
Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	399	105,005
Hannover Rueck SE	76	11,035
Muenchener Rueckversicherungs-Gesellschaft AG	172	40,253
Swiss Re AG	355	25,463
		181,756
Internet Application Software — 0.0%
Okta, Inc.†	252	52,877
Internet Content-Entertainment — 0.6%
Facebook, Inc., Class A†	2,148	565,160
LINE Corp.†	100	5,130
Netflix, Inc.†	2,138	1,017,132
Spotify Technology SA†	569	136,498
		1,723,920
Internet Content-Information/News — 0.4%
Adevinta ASA†	285	4,409
Kakaku.com, Inc.	200	5,317
M3, Inc.	500	33,736
Prosus NV	517	51,677
SEEK, Ltd.	443	7,171
Tencent Holdings, Ltd.	11,600	889,794
		992,104
Internet Gambling — 0.0%
GVC Holdings PLC†	727	9,106
Internet Security — 0.0%
Trend Micro, Inc.	200	11,232
Investment Companies — 0.0%
Aker ASA, Class A	30	1,198
EXOR NV	122	6,344
Groupe Bruxelles Lambert SA	146	11,956
HAL Trust	101	12,825
Industrivarden AB, Class A†	202	5,436
Industrivarden AB, Class C†	175	4,485
Investor AB, Class A	165	9,886
Investor AB, Class B	547	32,864
Kinnevik AB, Class B	300	12,316
L E Lundbergforetagen AB, Class B†	81	3,648
Melrose Industries PLC†	6,083	9,435
Sofina SA	21	5,456
		115,849
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	1,340	215,512
Amundi SA†*	77	5,055
BlackRock, Inc.	322	192,946
Hargreaves Lansdown PLC	346	6,068

Invesco, Ltd.	5,975	78,332
Julius Baer Group, Ltd.	281	12,577
Magellan Financial Group, Ltd.	184	7,174
Matsui Securities Co., Ltd.	100	800
Schroders PLC	163	5,523
Schroders PLC†	58	1,380
St James’s Place PLC	542	6,338
Standard Life Aberdeen PLC	2,938	8,578
T. Rowe Price Group, Inc.	1,260	159,592
		699,875
Leisure Products — 0.0%
Yamaha Corp.	200	9,474
Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	400	3,475
Techtronic Industries Co., Ltd.	2,000	26,902
		30,377
Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	789	11,795
Epiroc AB, Class B	492	7,058
Hitachi Construction Machinery Co., Ltd.	100	2,462
Komatsu, Ltd.	1,200	26,934
Sandvik AB†	1,344	23,946
Weir Group PLC†	327	6,079
		78,274
Machinery-Electrical — 0.0%
Fuji Electric Co., Ltd.	200	6,074
Hitachi, Ltd.	1,200	40,467
Konecranes OYJ	83	2,613
Mitsubishi Electric Corp.	2,700	34,682
Mitsubishi Heavy Industries, Ltd.	400	8,568
Schindler Holding AG (Participation Certificate)	54	13,796
Schindler Holding AG	26	6,668
		112,868
Machinery-Farming — 0.0%
CNH Industrial NV†	1,250	9,705
Husqvarna AB, Class A	32	325
Husqvarna AB, Class B	518	5,357
Kubota Corp.	1,400	24,389
		39,776
Machinery-General Industrial — 0.4%
ANDRITZ AG	60	2,021
Atlas Copco AB, Class A	7,657	338,180
Atlas Copco AB, Class B	492	18,876
GEA Group AG	207	6,885
Hexagon AB, Class B†	342	24,976
Kone Oyj, Class B	4,512	359,238
Kongsberg Gruppen ASA	114	1,848
Middleby Corp.†	1,124	111,883
Neles Oyj	100	1,339
Nordson Corp.	606	117,219
Otis Worldwide Corp.	1,076	65,937
Spirax-Sarco Engineering PLC	92	13,453
Sumitomo Heavy Industries, Ltd.	100	2,139
		1,063,994
Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	200	20,601
KION Group AG	81	6,304
		26,905
Machinery-Pumps — 0.1%
Dover Corp.	2,548	282,089
Ingersoll Rand, Inc.†	3,525	123,164
		405,253
Medical Instruments — 0.5%
Alcon, Inc.†	597	33,858
Ambu A/S, Class B	220	6,677
Boston Scientific Corp.†	23,154	793,488
Elekta AB, Series B	462	5,419
Getinge AB, Class B	275	5,389
Intuitive Surgical, Inc.†	593	395,578
Medtronic PLC	2,076	208,783
Olympus Corp.	1,600	30,592
Shimadzu Corp.	400	11,437
		1,491,221
Medical Labs & Testing Services — 0.3%
BioMerieux	53	7,912
Catalent, Inc.†	2,237	196,342
Eurofins Scientific SE†	15	11,971
Lonza Group AG	582	351,995
PeptiDream, Inc.†	100	4,633
Quest Diagnostics, Inc.	1,189	145,224
Teladoc Health, Inc.†	568	111,589
		829,666
Medical Products — 0.3%
Asahi Intecc Co., Ltd.	300	9,308
Baxter International, Inc.	1,604	124,422
Cochlear, Ltd.	82	12,285
Coloplast A/S, Class B	146	21,318
ConvaTec Group PLC*	1,990	4,661
Demant A/S†	86	2,711
GN Store Nord A/S	180	12,963
Koninklijke Philips NV†	1,118	51,939
Sartorius Stedim Biotech	30	11,418
Smith & Nephew PLC	1,089	18,933
Sonova Holding AG†	67	15,860
Straumann Holding AG	14	14,602
Terumo Corp.	900	33,165
Zimmer Biomet Holdings, Inc.	3,084	407,396
		740,981
Medical-Biomedical/Gene — 0.8%
Alexion Pharmaceuticals, Inc.†	1,711	197,004
Alnylam Pharmaceuticals, Inc.†	715	87,923
Amgen, Inc.	2,330	505,470
Argenx SE†	59	14,688
Argenx SE†	1	250
Biogen, Inc.†	257	64,782
CSL, Ltd.	559	113,615
Exact Sciences Corp.†	1,883	233,172
Exelixis, Inc.†	5,912	121,078
Genmab A/S†	80	26,680
H. Lundbeck A/S	76	2,142
Regeneron Pharmaceuticals, Inc.†	802	435,935
Royalty Pharma PLC, Class A	4,258	156,269
Swedish Orphan Biovitrum AB†	232	4,003
Vertex Pharmaceuticals, Inc.†	713	148,561
		2,111,572
Medical-Drugs — 2.4%
AbbVie, Inc.	11,985	1,019,924
Astellas Pharma, Inc.	2,300	31,654
AstraZeneca PLC	1,614	162,461
Bayer AG	1,201	56,443
Bristol-Myers Squibb Co.	18,764	1,096,756
Chugai Pharmaceutical Co., Ltd.	800	30,869
Daiichi Sankyo Co., Ltd.	2,100	55,300

Eisai Co., Ltd.	400	31,115
Eli Lilly & Co.	4,600	600,116
Galapagos NV†	59	6,970
GlaxoSmithKline PLC	28,282	471,863
Grifols SA	361	9,753
Grifols SA, Class B (Preference Shares)	339	5,736
Hikma Pharmaceuticals PLC	204	6,635
Hisamitsu Pharmaceutical Co., Inc.	100	4,779
Horizon Therapeutics PLC†	1,979	148,286
Ipsen SA	49	4,463
Jazz Pharmaceuticals PLC†	1,115	160,672
Johnson & Johnson	2,562	351,276
Kobayashi Pharmaceutical Co., Ltd.	100	9,727
Kyowa Kirin Co., Ltd.	300	7,464
Merck & Co., Inc.	1,871	140,718
Merck KGaA	161	23,842
Nippon Shinyaku Co., Ltd.	100	7,141
Novartis AG	3,034	236,792
Novo Nordisk A/S, Class B	12,303	786,799
Ono Pharmaceutical Co., Ltd.	600	17,058
Orion Oyj, Class A†	39	1,682
Orion Oyj, Class B	116	4,966
Otsuka Holdings Co., Ltd.	700	25,946
Pfizer, Inc.	7,782	276,105
Recordati SpA	127	6,583
Roche Holding AG	35	11,253
Roche Holding AG	2,233	716,828
Sanofi	1,401	126,649
Santen Pharmaceutical Co., Ltd.	500	8,894
Shionogi & Co., Ltd.	300	14,163
Sumitomo Dainippon Pharma Co., Ltd.	200	2,350
Taisho Pharmaceutical Holdings Co., Ltd.	100	6,004
Takeda Pharmaceutical Co., Ltd.	1,900	58,800
Tsumura & Co.	100	2,944
UCB SA	158	15,547
Vifor Pharma AG	54	6,062
		6,769,388
Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	1,364	11,903
Medical-HMO — 0.5%
UnitedHealth Group, Inc.	4,232	1,291,352
Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	670	83,040
Mediclinic International PLC	589	2,157
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	226	9,946
		95,143
Medical-Wholesale Drug Distribution — 0.1%
Alfresa Holdings Corp.	200	3,676
AmerisourceBergen Corp.	1,616	155,249
Amplifon SpA†	104	3,786
GoodRx Holdings, Inc.†	718	34,744
McKesson Corp.	913	134,659
Medipal Holdings Corp.	200	3,576
Suzuken Co., Ltd.	100	3,612
		339,302
Metal Processors & Fabrication — 0.1%
NSK, Ltd.	600	4,807
SKF AB, Class B	14,296	292,786
		297,593
Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	300	8,919
Metal-Aluminum — 0.0%
Alumina, Ltd.	2,972	3,013
Norsk Hydro ASA†	1,720	4,821
South32, Ltd.	6,102	8,758
		16,592
Metal-Copper — 0.0%
Antofagasta PLC	435	5,805
Metal-Diversified — 0.1%
Anglo American PLC	1,677	39,379
Boliden AB	334	9,134
Glencore PLC†	13,363	27,011
Mitsubishi Materials Corp.	200	3,669
Rio Tinto PLC	5,162	292,525
Rio Tinto, Ltd.	454	29,606
		401,324
Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	2,068	25,356
Miscellaneous Manufacturing — 0.1%
Alstom SA†	3,599	161,525
Motion Pictures & Services — 0.0%
Toho Co., Ltd.	200	7,929
MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	570	13,988
Multimedia — 0.0%
Bollore SA	1,139	4,087
Informa PLC†	1,892	10,269
Pearson PLC	948	6,272
Vivendi SA	1,047	30,269
		50,897
Networking Products — 0.1%
Cisco Systems, Inc.	3,754	134,769
Telefonaktiebolaget LM Ericsson, Class A†	76	909
Telefonaktiebolaget LM Ericsson, Class B	3,258	36,303
		171,981
Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc.	1,708	169,639
Office Automation & Equipment — 0.1%
Canon Marketing Japan, Inc.	100	2,129
Canon, Inc.	1,400	24,365
FUJIFILM Holdings Corp.	500	25,488
Konica Minolta, Inc.	700	1,782
Ricoh Co., Ltd.	1,000	6,585
Seiko Epson Corp.	400	4,639
Zebra Technologies Corp., Class A†	645	182,948
		247,936
Oil Companies-Exploration & Production — 0.3%
Aker BP ASA	121	1,883
Cabot Oil & Gas Corp.	4,376	77,849
ConocoPhillips	7,382	211,273
Diamondback Energy, Inc.	1,852	48,078
EQT Corp.	6,171	93,429
Inpex Corp.	1,300	6,217
Lundin Energy AB	239	4,564
Pioneer Natural Resources Co.	3,206	255,069
Santos, Ltd.	2,230	7,461
Woodside Petroleum, Ltd.	1,181	14,628
		720,451
Oil Companies-Integrated — 0.3%
BP PLC	122,596	313,540
Chevron Corp.	4,369	303,645
Eni SpA	3,107	21,866

Equinor ASA	1,345	17,255
Galp Energia SGPS SA	513	4,160
OMV AG	172	3,970
Repsol SA	1,761	10,988
Royal Dutch Shell PLC, Class A	5,041	63,544
Royal Dutch Shell PLC, Class B	4,527	54,600
TOTAL SE	3,101	93,907
		887,475
Oil Refining & Marketing — 0.2%
Ampol, Ltd.	315	5,767
DCC PLC	127	8,268
ENEOS Holdings, Inc.	4,100	13,823
Idemitsu Kosan Co., Ltd.	400	8,090
Marathon Petroleum Corp.	5,351	157,855
Murphy USA, Inc.†	1,039	127,059
Neste Oyj	526	27,475
Phillips 66	2,927	136,574
		484,911
Oil-Field Services — 0.0%
Saipem SpA	726	1,281
Subsea 7 SA†	263	1,735
TechnipFMC PLC	501	2,774
TGS NOPEC Geophysical Co. ASA	149	1,374
		7,164
Oil-U.S. Royalty Trusts — 0.0%
Deterra Royalties, Ltd.†	521	1,439
Optical Supplies — 0.0%
EssilorLuxottica SA†	359	44,477
Paper & Related Products — 0.0%
Mondi PLC	607	11,514
Oji Holdings Corp.	1,300	5,485
Portucel Empresa Produtora de Pasta e Papel SA†	274	604
Smurfit Kappa Group PLC	294	11,072
Stora Enso Oyj, Class R	754	11,011
Svenska Cellulosa AB SCA, Class A†	38	526
Svenska Cellulosa AB SCA, Class B†	763	10,358
UPM-Kymmene Oyj	667	18,862
		69,432
Patient Monitoring Equipment — 0.0%
Insulet Corp.†	448	99,568
Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	200	5,144
Pharmacy Services — 0.3%
Cigna Corp.	4,633	773,572
Photo Equipment & Supplies — 0.0%
Nikon Corp.	500	3,035
Pipelines — 0.2%
APA Group	1,485	10,997
Equitrans Midstream Corp.	12,308	89,356
Kinder Morgan, Inc.	14,546	173,098
Koninklijke Vopak NV	72	3,743
Williams Cos., Inc.	7,496	143,848
		421,042
Power Converter/Supply Equipment — 0.4%
Generac Holdings, Inc.†	1,343	282,231
Schneider Electric SE	7,165	870,779
		1,153,010
Precious Metals — 0.0%
Polymetal International PLC	337	7,176
Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	300	5,595
Toppan Printing Co., Ltd.	400	5,074
		10,669
Private Equity — 0.1%
3i Group PLC	1,216	15,149
Blackstone Group, Inc., Class A	2,510	126,554
EQT AB	258	4,920
Partners Group Holding AG	23	20,710
		167,333
Public Thoroughfares — 0.0%
Atlantia SpA†	592	9,077
Transurban Group	3,341	31,764
		40,841
Publishing-Books — 0.0%
Fuji Media Holdings, Inc.	100	966
Publishing-Newspapers — 0.1%
New York Times Co., Class A	3,107	123,224
Schibsted ASA, Class A†	101	4,127
Schibsted ASA, Class B†	129	4,639
Singapore Press Holdings, Ltd.	2,000	1,452
		133,442
Publishing-Periodicals — 0.0%
Wolters Kluwer NV	334	27,073
Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	2,634	91,136
Real Estate Investment Trusts — 0.9%
Advance Residence Investment Corp.	2	5,834
American Homes 4 Rent, Class A	5,298	149,775
Ascendas Real Estate Investment Trust	3,372	7,123
Boston Properties, Inc.	819	59,304
British Land Co. PLC	1,235	5,578
Brixmor Property Group, Inc.	9,386	102,871
CapitaLand Integrated Commercial Trust	6,020	7,651
Covivio	61	3,634
Daiwa House REIT Investment Corp.	2	4,632
Derwent London PLC	138	4,758
Dexus	1,423	8,640
EastGroup Properties, Inc.	676	89,962
Federal Realty Investment Trust	1,539	105,852
Gecina SA	58	7,219
GLP J-REIT	5	7,678
Goodman Group	1,987	25,774
GPT Group	2,529	7,193
Japan Prime Realty Investment Corp.	1	2,705
Japan Real Estate Investment Corp.	2	9,800
Japan Retail Fund Investment Corp.	3	4,340
Keppel REIT	2,500	1,825
Kimco Realty Corp.	10,009	102,692
Klepierre SA	260	3,316
Land Securities Group PLC	918	6,059
Link REIT	2,500	19,091
Mapletree Commercial Trust	2,700	3,407
Mapletree North Asia Commercial Trust	2,600	1,655
Mid-America Apartment Communities, Inc.	1,595	186,025
Mirvac Group	4,953	7,376
Nippon Building Fund, Inc.	2	10,100
Nippon Prologis REIT, Inc.	3	9,880
Nomura Real Estate Master Fund, Inc.	6	7,159
Orix JREIT, Inc.	3	4,210
Outfront Media, Inc.	3,898	51,103
Prologis, Inc.	9,881	980,195

Public Storage	995	227,925
Rayonier, Inc.	5,875	149,108
Scentre Group	6,535	9,697
Segro PLC	1,500	17,534
Stockland	3,001	8,156
Suntec Real Estate Investment Trust	2,900	2,851
Unibail-Rodamco-Westfield	173	7,038
United Urban Investment Corp.	3	3,200
Vicinity Centres	4,904	4,191
Weyerhaeuser Co.	4,310	117,620
		2,561,736
Real Estate Management/Services — 0.2%
Aeon Mall Co., Ltd.	100	1,564
CBRE Group, Inc., Class A†	3,780	190,512
Daito Trust Construction Co., Ltd.	100	9,102
Deutsche Wohnen SE	450	22,778
ESR Cayman, Ltd.†*	1,400	4,231
Fabege AB	346	4,373
Fastighets AB Balder, Class B†	73	3,441
Mitsubishi Estate Co., Ltd.	1,700	25,400
REA Group, Ltd.	46	3,842
Vonovia SE	5,384	343,731
		608,974
Real Estate Operations & Development — 0.1%
Aroundtown SA†	1,509	7,238
Azrieli Group, Ltd.	45	2,115
CapitaLand, Ltd.	2,000	3,770
Castellum AB	324	6,752
CK Asset Holdings, Ltd.	3,000	13,900
Hang Lung Group, Ltd.	1,000	2,218
Hang Lung Properties, Ltd.	2,000	4,872
Henderson Land Development Co., Ltd.	2,000	7,102
Hulic Co., Ltd.	500	4,653
Hysan Development Co., Ltd.	1,000	3,190
IMMOFINANZ AG†	116	1,554
Kerry Properties, Ltd.	1,000	2,451
Mitsui Fudosan Co., Ltd.	1,200	20,507
New World Development Co., Ltd.	1,750	8,352
Nomura Real Estate Holdings, Inc.	100	1,752
Sino Land Co., Ltd.	4,000	4,748
Sumitomo Realty & Development Co., Ltd.	600	16,111
Sun Hung Kai Properties, Ltd.	2,000	25,645
Swire Properties, Ltd.	1,200	3,220
Tokyo Tatemono Co., Ltd.	200	2,305
Tokyu Fudosan Holdings Corp.	700	3,063
UOL Group, Ltd.	500	2,276
Wharf Holdings, Ltd.	2,000	4,138
Wharf Real Estate Investment Co., Ltd.	2,000	7,708
		159,640
Recreational Vehicles — 0.0%
Yamaha Motor Co., Ltd.	400	5,726
Rental Auto/Equipment — 0.0%
Ashtead Group PLC	569	20,648
Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	300	41,977
Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	719	16,632
Retail-Apparel/Shoe — 0.2%
Fast Retailing Co., Ltd.	100	69,934
Hennes & Mauritz AB, Class B	959	15,592
Industria de Diseno Textil SA	8,385	207,485
JD Sports Fashion PLC	517	4,954
Moncler SpA†	235	9,410
Next PLC	166	12,565
Ross Stores, Inc.	1,717	146,237
Salvatore Ferragamo SpA†	84	1,083
Zalando SE†*	204	19,063
		486,323
Retail-Auto Parts — 0.4%
AutoZone, Inc.†	233	263,053
O’Reilly Automotive, Inc.†	2,227	972,308
		1,235,361
Retail-Automobile — 0.1%
CarMax, Inc.†	1,828	158,012
USS Co., Ltd.	300	5,513
		163,525
Retail-Building Products — 0.3%
Home Depot, Inc.	2,168	578,227
Kingfisher PLC†	2,603	9,686
Lowe’s Cos., Inc.	1,781	281,576
Nitori Holdings Co., Ltd.	100	20,636
Reece, Ltd.	309	2,984
Wesfarmers, Ltd.	1,386	44,946
		938,055
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,170	353,613
K’s Holdings Corp.†	300	3,843
Yamada Holdings Co., Ltd.	1,000	4,876
		362,332
Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc., Class B	9,272	285,544
Lawson, Inc.	100	4,599
		290,143
Retail-Discount — 0.0%
Aeon Co., Ltd.	1,100	28,132
Harvey Norman Holdings, Ltd.	844	2,642
Pan Pacific International Holdings Corp.	700	14,949
Seria Co., Ltd.	100	3,868
		49,591
Retail-Drug Store — 0.0%
Matsumotokiyoshi Holdings Co., Ltd.	100	3,697
Sundrug Co., Ltd.	100	3,713
Walgreens Boots Alliance, Inc.	2,049	69,748
Welcia Holdings Co., Ltd.	200	7,865
		85,023
Retail-Gardening Products — 0.1%
Tractor Supply Co.	2,049	272,947
Retail-Jewelry — 0.0%
Chow Tai Fook Jewellery Group, Ltd.	2,800	3,549
Cie Financiere Richemont SA	641	40,151
Pandora A/S	125	9,911
Swatch Group AG (TRQX)	94	3,840
Swatch Group AG (XEGT)	38	8,028
		65,479
Retail-Major Department Stores — 0.0%
Marks & Spencer Group PLC	2,456	2,831
Marui Group Co., Ltd.	300	5,414
Nordstrom, Inc.	5,071	61,359
		69,604
Retail-Misc./Diversified — 0.0%
Izumi Co., Ltd.	100	3,404
J. Front Retailing Co., Ltd.	300	2,283
Ryohin Keikaku Co., Ltd.	300	6,288
		11,975

Retail-Regional Department Stores — 0.0%
Isetan Mitsukoshi Holdings, Ltd.	500	2,437
Kohl’s Corp.	2,346	49,946
		52,383
Retail-Restaurants — 0.3%
Domino’s Pizza Enterprises, Ltd.	81	4,829
McDonald’s Corp.	1,875	399,375
Yum! Brands, Inc.	5,941	554,474
		958,678
Retail-Vision Service Center — 0.0%
GrandVision NV†*	74	2,055
National Vision Holdings, Inc.†	2,232	90,017
		92,072
Retirement/Aged Care — 0.0%
China Evergrande New Energy Vehicle Group, Ltd.†	2,500	7,037
Ryman Healthcare, Ltd.	522	4,829
		11,866
Rubber-Tires — 0.0%
Bridgestone Corp.	800	26,074
Cie Generale des Etablissements Michelin SCA	225	24,291
Continental AG	136	14,466
Nokian Renkaat Oyj	166	5,108
Pirelli & C SpA†*	542	2,262
Sumitomo Rubber Industries, Ltd.	200	1,760
Yokohama Rubber Co., Ltd.	200	2,878
		76,839
Rubber/Plastic Products — 0.0%
Hexpol AB†	325	2,865
Schools — 0.0%
Benesse Holdings, Inc.	100	2,354
Security Services — 0.0%
G4S PLC†	1,953	5,166
Secom Co., Ltd.	300	25,347
Securitas AB, Class B†	298	4,220
Sohgo Security Services Co., Ltd.	100	4,657
		39,390
Semiconductor Components-Integrated Circuits — 1.2%
Analog Devices, Inc.	7,682	910,547
NXP Semiconductors NV	4,750	641,820
QUALCOMM, Inc.	3,697	456,062
Renesas Electronics Corp.†	1,300	10,604
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,458	1,212,592
		3,231,625
Semiconductor Equipment — 0.7%
Advantest Corp.	300	17,449
ASM Pacific Technology, Ltd.	500	5,033
ASML Holding NV (Euronext Amsterdam)	2,960	1,076,122
ASML Holding NV (NASDAQ)	680	245,623
Entegris, Inc.	2,711	202,701
Lam Research Corp.	776	265,454
Tokyo Electron, Ltd.	200	53,604
		1,865,986
Shipbuilding — 0.0%
Wartsila Oyj Abp	611	4,857
Silver Mining — 0.0%
Fresnillo PLC	218	3,284
Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA	127	11,525
Henkel AG & Co. KGaA (Preference Shares)	213	20,788
Reckitt Benckiser Group PLC	3,975	350,255
		382,568
Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	100	2,300
Tenaris SA	594	2,838
		5,138
Steel-Producers — 0.0%
ArcelorMittal SA†	869	11,800
BlueScope Steel, Ltd.	600	6,215
Evraz PLC	682	3,189
JFE Holdings, Inc.†	700	4,901
Nippon Steel Corp.†	1,200	11,646
SSAB AB, Class A†	299	870
SSAB AB, Class B†	795	2,150
thyssenkrupp AG†	510	2,434
voestalpine AG	146	4,056
		47,261
Steel-Specialty — 0.0%
Hitachi Metals, Ltd.	200	2,652
Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	4,000	5,175
PCCW, Ltd.	5,000	3,009
Singapore Telecommunications, Ltd.	8,500	12,713
Spark New Zealand, Ltd.	2,244	6,660
Telenor ASA	799	12,332
		39,889
Telecommunication Equipment — 0.1%
CommScope Holding Co., Inc.†	13,334	118,673
NICE, Ltd.†	81	18,465
		137,138
Telephone-Integrated — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.†	2,571	2,935
BT Group PLC	10,981	14,452
Deutsche Telekom AG	3,956	60,243
Elisa Oyj	188	9,251
KDDI Corp.	2,000	53,561
Koninklijke KPN NV	4,420	11,946
Nippon Telegraph & Telephone Corp.	1,600	33,784
Proximus SADP	191	3,714
SoftBank Group Corp.	2,000	131,435
Swisscom AG	33	16,771
Telecom Italia SpA	13,590	4,615
Telecom Italia SpA (RSP)	7,587	2,761
Telefonica Deutschland Holding AG	1,160	2,929
Telefonica SA	6,228	20,363
Telekom Austria AG†	176	1,184
Telia Co AB	3,033	11,633
Verizon Communications, Inc.	7,503	427,596
		809,173
Television — 0.1%
ITV PLC†	4,310	4,045
Mediaset SpA†	447	759
Nexstar Media Group, Inc., Class A	1,832	150,957
RTL Group SA†	24	912
ViacomCBS, Inc., Class B	4,176	119,309
		275,982

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE	2,006	941,777
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,429	147,458
Textile-Products — 0.0%
Teijin, Ltd.	100	1,535
Tobacco — 0.1%
Altria Group, Inc.	2,364	85,293
British American Tobacco PLC	2,816	89,470
Imperial Brands PLC	1,160	18,402
Japan Tobacco, Inc.	1,500	28,366
Philip Morris International, Inc.	1,450	102,979
Swedish Match AB	205	15,456
		339,966
Tools-Hand Held — 0.3%
Makita Corp.	300	13,262
Stanley Black & Decker, Inc.	5,551	922,576
		935,838
Toys — 0.0%
Bandai Namco Holdings, Inc.	300	22,267
Nintendo Co., Ltd.	100	54,606
		76,873
Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	4	5,908
AP Moller - Maersk A/S, Series B	8	12,797
Mitsui OSK Lines, Ltd.	100	2,255
Nippon Yusen KK	200	3,692
		24,652
Transport-Rail — 0.8%
Aurizon Holdings, Ltd.	2,412	6,419
Canadian National Railway Co.	3,575	355,139
Canadian Pacific Railway, Ltd.	1,125	336,191
Central Japan Railway Co.	300	36,272
East Japan Railway Co.	500	26,213
Getlink SE†	547	7,359
Hankyu Hanshin Holdings, Inc.	300	9,182
Keihan Holdings Co., Ltd.	100	3,804
Keikyu Corp.	300	4,201
Keio Corp.	100	5,815
Keisei Electric Railway Co., Ltd.	200	5,608
Kintetsu Group Holdings Co., Ltd.	200	7,997
MTR Corp., Ltd.	1,500	7,439
Nagoya Railroad Co., Ltd.	200	5,330
Nankai Electric Railway Co., Ltd.†	100	2,279
Norfolk Southern Corp.	5,908	1,235,481
Odakyu Electric Railway Co., Ltd.	400	9,669
Seibu Holdings, Inc.	400	4,015
Tobu Railway Co., Ltd.	300	8,534
Tokyu Corp.	700	8,323
West Japan Railway Co.	200	8,591
		2,093,861
Transport-Services — 0.1%
ComfortDelGro Corp., Ltd.	2,700	2,673
Deutsche Post AG	1,204	53,360
DSV PANALPINA A/S	244	39,537
Kamigumi Co., Ltd.	100	1,792
Kuehne & Nagel International AG	66	13,184
Kyushu Railway Co.	200	4,263
Mitsubishi Logistics Corp.	100	2,617
Nippon Express Co., Ltd.	100	5,589
Oesterreichische Post AG	39	1,238
Poste Italiane SpA*	563	4,593
Royal Mail PLC	1,312	3,859
SG Holdings Co., Ltd.	600	14,470
Yamato Holdings Co., Ltd.	500	13,217
		160,392
Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,007	191,703
Travel Services — 0.0%
TUI AG	554	2,174
Water — 0.0%
Severn Trent PLC	301	9,479
Suez SA	367	6,739
United Utilities Group PLC	853	9,565
Veolia Environnement SA	707	13,187
		38,970
Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	100	2,976
Web Portals/ISP — 1.0%
Alphabet, Inc., Class A†	637	1,029,462
Alphabet, Inc., Class C†	1,094	1,773,385
Iliad SA	18	3,483
United Internet AG	149	5,233
Z Holdings Corp.	3,200	22,296
		2,833,859
Wire & Cable Products — 0.0%
Prysmian SpA	337	9,166
Wireless Equipment — 0.0%
Nokia Oyj†	6,928	23,257
Total Common Stocks (cost $120,443,115)		125,522,191
REGISTERED INVESTMENT COMPANIES — 9.9%
JPMorgan Emerging Markets Strategic Debt Fund, Class R6	721,044	5,580,878
JPMorgan Emerging Markets Equity Fund, Class R6	236,264	8,885,885
JPMorgan High Yield Fund Class R6	1,968,027	13,382,587
Total Registered Investment Companies (cost $26,259,227)		27,849,350
PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	$200,000	217,000
Oil Companies-Integrated — 0.0%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	90,000	92,925
BP Capital Markets PLC 4.88% due 03/22/2030(2)	100,000	104,454
		197,379
Total Preferred Securities/Capital Securities (cost $403,237)		414,379
ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	273,414

American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	188,000	191,705
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	51,000	52,341
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	73,673	75,057
Angel Oak Mtg. Trust I LLC VRS Series 2018-2, Class A1 3.67% due 07/27/2048*(3)(4)	134,398	136,063
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	128,383	131,662
Arroyo Mtg. Trust VRS Series 2018-1, Class A1 3.76% due 04/25/2048*(3)(4)	132,144	133,585
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	63,853	65,830
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	100,000	115,723
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	101,035
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	200,302
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	109,751
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	49,470
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	198,050
BBCMS Trust FRS Series 2018-CBM, Class A 1.15% (1 ML+1.00%) due 07/15/2037*(5)	70,000	66,586
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class A 1.02% (1 ML+0.87%) due 06/15/2035*(5)	142,689	142,339
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.97% (1 ML+0.82%) due 06/15/2035*(5)	130,000	123,010
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.82% (1 ML+0.67%) due 03/15/2037*(5)	270,000	269,686
BX Trust FRS Series 2018-EXCL, Class A 1.24% (1 ML+1.09%) due 09/15/2037*(5)	181,477	165,269
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	132,483
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	282,981
Capital Automotive REIT Series 2017-1A, Class A1 3.87% due 04/15/2047*	102,262	102,331
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class A 0.94% (1 ML+0.79%) due 07/15/2032*(5)	274,063	273,992
CGDBB Commercial Mtg. Trust FRS Series 2017-BIOC, Class B 1.12% (1 ML+0.97%) due 07/15/2032*(5)	256,706	256,087
CIM Trust FRS Series 2019-INV1, Class A2 1.15% (1 ML+1.00%) due 02/25/2049*(3)	56,498	56,498
Citigroup Commercial Mtg. Trust Series 2018-B2, Class A4 4.01% due 03/10/2051(5)	275,000	317,255
Citigroup Commercial Mtg. Trust VRS Series 2018-C5, Class A4 4.23% due 06/10/2051(4)(5)	205,000	238,902
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(3)	96,547	74,842
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	358,780
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	105,444
COMM Mtg. Trust VRS Series 2014-CR 15, Class C 4.74% due 02/10/2047(4)(5)	100,000	106,015
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.65% (1 ML+0.50%) due 02/25/2044*	73,734	72,693
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.35% (1 ML+0.20%) due 07/20/2046(3)	140,864	106,722
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(3)	182,083	149,070
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	18,467	15,704
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	166,798
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.95% (1 ML+0.80%) due 05/15/2035*(5)	153,143	152,878
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.04% (1 ML+0.89%) due 05/15/2035*(5)	92,814	91,998
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	228,940

Deephaven Residential Mtg. Trust VRS Series 2019-3A, Class A1 2.96% due 07/25/2059*(3)(4)	158,333	160,019
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	67,792	68,586
Deephaven Residential Mtg. Trust VRS Series 2018-3A, Class A1 3.79% due 08/25/2058*(3)(4)	33,771	33,893
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	82,297
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	496,972
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	73,000	74,494
DT Auto Owner Trust Series 2019-3A, ClassC 2.74% due 04/15/2025*	310,000	316,421
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	118,004
Ellington Financial Mtg. Trust VRS Series 2018-1, Class A1FX 4.14% due 10/25/2058*(3)(4)	92,343	94,633
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	581,182
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	119,000	120,770
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	180,000	184,824
Exeter Automobile Receivables Trust Series 2019-3A, Class C 2.79% due 05/15/2024*	1,115,000	1,139,035
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	108,318
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	115,000	117,712
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.00% (1 ML+0.86%) due 06/25/2034	52,329	52,188
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	312,000	320,794
GPMT, Inc. FRS Series 2018-FL1, Class A 1.04% (1 ML+0.90%) due 11/21/2035*(5)	48,993	48,773
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	172,602
GS Mtg. Securities Trust Series 2019 -GC38, Class A2 3.87% due 02/10/2052(5)	80,000	85,921
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.31% (1 ML+0.16%) due 04/25/2036	194,631	154,766
Homeward Opportunities Fund I Trust VRS Series 2019-2, Class A1 2.70% due 09/25/2059*(3)(4)	59,118	59,701
Homeward Opportunities Fund I Trust VRS Series 2019-1, Class A1 3.45% due 01/25/2059*(3)(4)	62,541	63,038
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(4)	39,140	39,272
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	132,687
KREF, Ltd. FRS Series 2018-FL1, Class A 1.25% (1 ML+1.10%) due 06/15/2036*	100,000	99,327
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	194,896	112,826
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(3)	10,364	10,448
Lendmark Funding Trust Series 2018-1A, Class A 3.81% due 12/21/2026*	170,000	171,849
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.19% due 08/15/2034*(4)(5)	137,000	141,564
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	216,404	227,997
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	57,070
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class A4 3.73% due 05/15/2048(5)	100,000	110,840
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	126,920
Morgan Stanley Capital I Trust Series 2019-H6, Class A4 3.42% due 06/15/2052(5)	135,000	150,379
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.42% due 07/11/2040*(4)(5)	230,000	243,013
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	148,051
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	151,389
New Residential Mtg. Loan Trust VRS Series 2019-NQM3, Class A1 2.80% due 07/25/2049*(3)(4)	84,323	85,059
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.10% (1 ML+0.95%) due 01/25/2059*(3)	300,000	300,007
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	342,390

OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	132,000	135,320
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.00% (1 ML+0.86%) due 11/25/2034	20,749	20,277
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.52% (1 ML+0.37%) due 08/25/2035	145,678	137,182
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	410,160
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	314,069
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	134,043	136,044
Starwood Mtg. Residential Trust VRS Series 2018-IMC1, Class A1 3.79% due 03/25/2048*(3)(4)	48,243	48,519
Verus Securitization Trust VRS Series 2018-2, Class A1 3.68% due 06/01/2058*(3)(4)	166,984	167,808
Verus Securitization Trust VRS Series 2019-1, Class A1 3.84% due 02/25/2059*(3)(4)	44,389	44,773
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(3)	50,650	43,796
Wells Fargo Commercial Mtg. Trust Series 2020-C57, Class A4 2.12% due 08/15/2053(5)	220,000	224,400
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	64,780
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	20,278	20,382
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	490,000	499,130
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	134,876
Total Asset Backed Securities (cost $15,664,726)		15,598,838
U.S. CORPORATE BONDS & NOTES — 13.6%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 2.75% due 02/01/2026	180,000	179,932
Boeing Co. Senior Notes 3.25% due 02/01/2028	90,000	89,996
Boeing Co. Senior Notes 5.04% due 05/01/2027	159,000	174,717
Lockheed Martin Corp. Senior Notes 1.85% due 06/15/2030	20,000	20,775
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	20,000	20,669
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	128,505
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	324,000	347,412
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	28,518
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	240,000	281,438
		1,271,962
Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	94,478
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	50,000	57,058
		151,536
Airlines — 0.0%
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	90,824	86,766
Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	65,000	66,246
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	130,000	156,351
		222,597
Auto-Cars/Light Trucks — 0.3%
American Honda Finance Corp. Senior Notes 0.88% due 07/07/2023	149,000	150,230
Daimler Finance North America LLC FRS Company Guar. Notes 0.71% (3 ML+0.45%) due 02/22/2021*	150,000	150,109
Ford Motor Co. Senior Notes 8.50% due 04/21/2023	135,000	149,006
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	105,000	107,957
Toyota Motor Credit Corp. Senior Notes 0.50% due 08/14/2023	122,000	122,734
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	219,859
		899,895
Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,600

Auto/Truck Parts & Equipment-Original — 0.0%
American Axle & Manufacturing, Inc. Company Guar. Notes 6.25% due 04/01/2025	70,000	70,941
Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	21,994
Banks-Commercial — 0.2%
Compass Bank Senior Notes 3.50% due 06/11/2021	250,000	254,018
SunTrust Banks, Inc. Senior Notes 2.90% due 03/03/2021	250,000	251,687
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	62,356
		568,061
Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.20% due 04/23/2023*	250,000	254,766
Banks-Super Regional — 0.8%
Huntington Bancshares, Inc. Senior Notes 3.15% due 03/14/2021	145,000	146,175
KeyCorp. Senior Notes 5.10% due 03/24/2021	200,000	203,740
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	296,116
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	311,908
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	235,000	247,882
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	245,000	255,033
Wells Fargo & Co. Senior Notes 2.63% due 07/22/2022	209,000	216,476
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	255,000	262,708
Wells Fargo & Co. Senior Notes 3.75% due 01/24/2024	140,000	151,979
		2,092,017
Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	55,000	56,602
Beverages-Non-alcoholic — 0.1%
Coca-Cola Co. Senior Notes 1.65% due 06/01/2030	105,000	107,191
Coca-Cola Co. Senior Notes 2.60% due 06/01/2050	45,000	45,122
Keurig Dr Pepper, Inc. Company Guar. Notes 4.60% due 05/25/2028	155,000	185,476
		337,789
Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	250,000	307,166
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	63,354
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	145,349
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	45,000	53,320
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	65,717
		634,906
Broadcast Services/Program — 0.0%
Clear Channel Worldwide Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	45,000	43,650
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	45,000	44,418
		88,068
Building & Construction Products-Misc. — 0.0%
American Woodmark Corp. Company Guar. Notes 4.88% due 03/15/2026*	50,000	50,250
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	50,000	52,250
		102,500
Cable/Satellite TV — 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	157,500
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	144,706
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	120,970
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	47,726
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	215,000	219,114
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	455,000	485,083

Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	70,000	64,183
Comcast Corp. Company Guar. Notes 3.40% due 07/15/2046	90,000	99,246
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	30,000	33,487
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	85,000	85,513
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	45,000	46,866
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	70,610
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	96,141
		1,671,145
Casino Hotels — 0.0%
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	14,742
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	41,500
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	28,725
		84,967
Cellular Telecom — 0.3%
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	59,000
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	25,000	30,424
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	65,000	66,242
T-Mobile USA, Inc. Senior Sec. Notes 3.30% due 02/15/2051*	30,000	28,903
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	250,000	279,162
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	200,000	224,672
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	48,213
		736,616
Chemicals-Diversified — 0.1%
DuPont de Nemours, Inc. Senior Notes 3.77% due 11/15/2020	146,000	146,165
Chemicals-Specialty — 0.0%
Chemours Co. Company Guar. Notes 7.00% due 05/15/2025	35,000	35,263
Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,130
Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	80,000	85,051
Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022	238,000	247,087
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	170,000	190,735
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	40,000	39,652
		477,474
Computers — 0.1%
Apple, Inc. Senior Notes 2.40% due 08/20/2050	100,000	97,889
Apple, Inc. Senior Notes 2.55% due 08/20/2060	80,000	77,055
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	101,988
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	45,000	53,345
		330,277
Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	75,000	78,562
Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	45,000	46,978
Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	75,000	79,312
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	45,000	46,294
		125,606
Containers-Paper/Plastic — 0.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	32,000	33,477
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	54,390
LABL Escrow Issuer LLC Senior Sec. Notes 6.75% due 07/15/2026*	20,000	20,966
		108,833

Diagnostic Equipment — 0.0%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	20,000	20,724
Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	60,000	57,675
Distribution/Wholesale — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	35,875
Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 2.46% due 10/22/2025	110,000	116,177
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	167,076
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	45,000	45,434
Bank of America Corp. Senior Notes 2.74% due 01/23/2022	150,000	150,781
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	350,000	366,915
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	74,000	82,208
Bank of America Corp. Senior Notes 3.46% due 03/15/2025	550,000	594,983
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,328
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	158,127
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	260,000	281,656
Citigroup, Inc. Senior Notes 0.78% due 10/30/2024	370,000	369,797
Citigroup, Inc. Senior Notes 2.31% due 11/04/2022	110,000	111,989
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	513,660
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	823,517
Citigroup, Inc. Senior Notes 3.14% due 01/24/2023	140,000	144,260
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	49,491
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	107,246
Goldman Sachs Group, Inc. Senior Notes 2.60% due 12/27/2020	250,000	250,844
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	342,719
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	347,081
Goldman Sachs Group, Inc. Senior Notes 3.85% due 01/26/2027	270,000	303,853
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	128,515
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	90,590
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	607,018
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	179,998
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,377
Morgan Stanley Senior Notes 3.75% due 02/25/2023	80,000	85,875
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	107,449
		6,537,964
Diversified Manufacturing Operations — 0.0%
General Electric Co. Senior Notes 4.13% due 10/09/2042	10,000	10,388
E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	64,000	63,428
Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	45,000	48,488
Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	51,680
Entergy Louisiana LLC Collateral Trust Bonds 2.40% due 10/01/2026	45,000	48,306
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	37,099
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 4.30% due 03/15/2049	10,000	12,818
		149,903

Electric-Generation — 0.1%
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	70,000	77,643
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	102,780
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	45,000	46,912

		227,335

Electric-Integrated — 1.2%
American Electric Power Co., Inc. Senior Notes 2.15% due 11/13/2020	250,000	250,129
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	85,234
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	44,210
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,622
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	55,000	62,140
Duke Energy Corp. FRS Senior Notes 0.76% (3 ML+0.50%) due 05/14/2021*	250,000	250,545
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	83,008
Eversource Energy Senior Notes 2.50% due 03/15/2021	250,000	251,511
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	47,000	48,997
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	39,670
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	56,211
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.25% due 06/01/2030	190,000	196,849
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	187,973
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.15% due 04/01/2024	60,000	64,745
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.50% due 08/01/2050	60,000	54,227
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	129,159
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	97,755
PPL Electric Utilities Corp. FRS 1st Mtg. Notes 0.48% (3 ML+0.23%) due 09/28/2023	132,000	132,066
Public Service Co. of Colorado 1st Mtg. Bonds 1.90% due 01/15/2031	160,000	165,761
Public Service Co. of Colorado 1st Mtg. Bonds 2.70% due 01/15/2051	80,000	80,885
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	36,112
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	65,927
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	137,577
Union Electric Co 1st Mtg. Bonds 2.95% due 03/15/2030	186,000	207,140
Virginia Electric & Power Co. Senior Notes 2.95% due 01/15/2022	52,000	53,202
Virginia Electric & Power Co. Senior Notes 3.50% due 03/15/2027	200,000	226,951
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	250,000	251,485

		3,270,091

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	60,000	64,280

Electronic Components-Semiconductors — 0.1%
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	160,000	179,244

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	120,000	134,997
Oracle Corp. Senior Notes 3.60% due 04/01/2050	180,000	197,620

		332,617

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	52,092
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,550

		62,642

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	49,212

Finance-Credit Card — 0.1%
Capital One Financial Corp. FRS Senior Notes 1.19% (3 ML+0.95%) due 03/09/2022	150,000	151,304

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	231,030
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	23,845

		254,875

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Bonds 5.00% due 02/01/2028*	70,000	70,620

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Notes 0.63% due 07/01/2022	55,000	55,198

Food-Misc./Diversified — 0.2%
General Mills, Inc. FRS Senior Notes 0.77% (3 ML+0.54%) due 04/16/2021	250,000	250,408
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 11/01/2026*	40,000	41,544
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	37,863
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	79,125
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	10,000	10,477

		419,417

Food-Retail — 0.1%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	97,000	100,021
Kroger Co. Senior Notes 3.30% due 01/15/2021	100,000	100,365
Kroger Co. Senior Notes 3.88% due 10/15/2046	145,000	163,444

		363,830

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.30% due 02/15/2050	85,000	80,459

Gas-Distribution — 0.1%
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	79,713
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	97,027

		176,740

Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	55,000	58,575

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.50% due 06/15/2026	75,000	77,998

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.13% due 05/01/2026	30,000	30,375
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.63% due 04/01/2025	22,000	22,204
Marriott International, Inc. FRS Senior Notes 0.85% (3 ML+0.60%) due 12/01/2020	200,000	199,883

		252,462

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	30,000	30,813
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	37,746

		68,559

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	131,000	131,198

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 12/29/2020	100,000	100,504

Insurance-Life/Health — 0.3%
Jackson National Life Global Funding FRS Senior Sec. Notes 0.69% (SOFR+0.60%) due 01/06/2023*	242,000	242,476
Principal Life Global Funding II Senior Sec. Notes 2.63% due 11/19/2020*	250,000	250,265
Protective Life Global Funding Sec. Notes 0.63% due 10/13/2023*	150,000	150,261
Prudential Financial, Inc. Senior Notes 3.91% due 12/07/2047	30,000	33,839
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	14,000	14,352

		691,193

Insurance-Multi-line — 0.1%
Metropolitan Life Global Funding I Sec. Notes 2.40% due 06/17/2022*	239,000	246,792

Insurance-Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.50% due 10/17/2022	100,000	104,180

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	40,000	40,749
Berkshire Hathaway Finance Corp. Company Guar. Notes 4.25% due 01/15/2049	30,000	38,117

		78,866

Internet Content-Entertainment — 0.1%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	100,000	112,470

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. FRS Senior Notes 0.67% (3 ML+0.39%) due 05/17/2021	250,000	250,515

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 0.55% due 07/05/2022	52,000	52,232

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	70,000	74,493
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	50,000	50,385
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	100,000	105,794
Gilead Sciences, Inc. FRS Senior Notes 0.37% (3 ML+0.15%) due 09/17/2021	46,000	46,027
Gilead Sciences, Inc. Senior Notes 1.65% due 10/01/2030	120,000	118,262
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	145,000	141,253

		536,214

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 2.15% due 11/19/2021*	100,000	101,798
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	390,000	426,708
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	75,000	77,645
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	254,554
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	40,000	46,716
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	604,000	651,809
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	80,000	74,604
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	35,198
Pfizer, Inc. Senior Notes 2.55% due 05/28/2040	120,000	123,624
Pfizer, Inc. Senior Notes 2.80% due 03/11/2022	238,000	245,992
Upjohn, Inc. Company Guar. Notes 1.65% due 06/22/2025*	105,000	107,211
Upjohn, Inc. Company Guar. Notes 2.70% due 06/22/2030*	140,000	144,688
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	70,000	71,760
Zoetis, Inc. Senior Notes 3.00% due 09/12/2027	100,000	110,213
Zoetis, Inc. Senior Notes 3.00% due 05/15/2050	15,000	15,741

		2,488,261

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	133,352
Centene Corp. Senior Notes 4.63% due 12/15/2029	140,000	152,423
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	46,064
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	50,000	57,360

		389,199

Medical-Hospitals — 0.3%
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	30,000	31,695
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,226
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	121,806
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	55,000	68,494
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	45,000	52,378
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	60,480

Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	40,000	40,987
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	71,916
Spectrum Health System Obligated Group Senior Notes 3.49% due 07/15/2049	100,000	108,569
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	125,000	126,804
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	46,957
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	25,892

		766,204

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	65,613

Metal-Aluminum — 0.0%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	90,000	95,287

Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	70,000	80,150

Multimedia — 0.0%
Walt Disney Co. Company Guar. Bonds 2.75% due 09/01/2049	50,000	48,335

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	63,674

Office Automation & Equipment — 0.0%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	40,000	44,200

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 5.25% due 12/15/2024*	70,000	71,750

Oil Companies-Exploration & Production — 0.1%
Newfield Exploration Co. Company Guar. Notes 5.75% due 01/30/2022	70,000	70,491
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	35,000	28,228
WPX Energy, Inc. Senior Notes 5.75% due 06/01/2026	75,000	77,025

		175,744

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	170,000	188,668
Chevron Corp. Senior Notes 2.24% due 05/11/2030	80,000	83,832
Chevron USA, Inc. Company Guar. Notes 1.02% due 08/12/2027	160,000	158,207
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	215,000	227,127

		657,834

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	21,644
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,252

		24,896

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	75,045

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	80,000	77,876
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	32,670
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	95,000	110,009
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	133,170
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	55,116	68,075

		421,800

Physical Therapy/Rehabilitation Centers — 0.0%
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	36,138

Pipelines — 0.3%
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	50,000	50,860
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	33,419
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	59,682
Energy Transfer Operating LP Company Guar. Notes 4.20% due 04/15/2027	81,000	84,222
Energy Transfer Operating LP Company Guar. Notes 5.15% due 02/01/2043	55,000	51,283
Enterprise Products Operating LLC Company Guar. Notes 2.80% due 01/31/2030	140,000	146,638

MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	71,160
MPLX LP Senior Notes 4.50% due 04/15/2038	50,000	50,647
MPLX LP Senior Notes 5.20% due 03/01/2047	20,000	21,023
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	71,112
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	32,891
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	60,000	59,250

		732,187

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	30,000	31,950

Real Estate Investment Trusts — 0.5%
American Tower Corp Senior Notes 1.88% due 10/15/2030	75,000	73,966
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	35,157
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	39,141
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	130,840
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	136,995
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	80,000	80,399
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	40,000	39,887
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	38,140
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	17,165
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	165,000	185,759
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	35,000	34,300
GEO Group, Inc. Company Guar. Notes 5.88% due 10/15/2024	70,000	48,481
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	110,000	118,707
Healthpeak Properties, Inc. Senior Notes 3.00% due 01/15/2030	130,000	139,734
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	43,165
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	35,000	32,344
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	30,000	31,170
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	90,000	94,849

		1,320,199

Rental Auto/Equipment — 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.25% due 03/15/2025*	60,000	56,550
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	31,087
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	65,000	68,250

		155,887

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	15,000	15,881

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 3.70% due 04/15/2022	150,000	155,801

Retail-Automobile — 0.0%
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	50,000	50,063

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Bonds 3.30% due 04/15/2040	40,000	45,486
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	39,748
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	45,252

		130,486

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	32,725

Retail-Pet Food & Supplies — 0.0%
PetSmart, Inc. Senior Sec. Notes 5.88% due 06/01/2025*	50,000	51,114

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.70% due 01/30/2026	70,000	79,010
Starbucks Corp. Senior Notes 2.55% due 11/15/2030	65,000	68,583

		147,593

Schools — 0.2%
Claremont Mckenna College Bonds 3.38% due 01/01/2050	55,000	59,614
Northeastern University Bonds 2.89% due 10/01/2050	35,000	35,236
Oberlin College Notes 3.69% due 08/01/2049	110,000	122,696
Pepperdine University Notes 3.30% due 12/01/2059	50,000	52,507
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	128,988
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	48,944

		447,985

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	185,000	191,992

Telecommunication Equipment — 0.0%
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	38,664
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	41,500

		80,164

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	90,000	88,224
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	305,000	316,576
AT&T, Inc. Senior Notes 2.95% due 07/15/2026	80,000	87,046
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	111,493
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	70,000	66,309
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	75,000	83,699
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	80,000	81,790
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	25,563
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	51,620
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	112,219
Verizon Communications, Inc. Senior Notes 4.02% due 12/03/2029	125,000	147,840
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	190,686

		1,363,065

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.63% due 08/01/2024*	60,000	59,879
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	35,000	37,865

		97,744

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	20,000	18,381

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 3.40% due 05/06/2030	40,000	43,461
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	40,000	40,492
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	60,000	64,528
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	40,000	46,981
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	107,460
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	80,000	85,612
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	192,319
Philip Morris International, Inc. Senior Notes 1.13% due 05/01/2023	90,000	91,580
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	20,621
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	30,643
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	112,724

Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	5,855

		842,276

Toys — 0.0%
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	38,035
Mattel, Inc. Company Guar. Notes 6.75% due 12/31/2025*	35,000	36,811

		74,846

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Bonds 3.05% due 02/15/2051	40,000	43,385
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	83,262
CSX Corp. Senior Notes 3.25% due 06/01/2027	110,000	122,964
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	70,000	72,427
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	60,528

		382,566

Total U.S. Corporate Bonds & Notes (cost $36,628,615)		38,083,169

FOREIGN CORPORATE BONDS & NOTES — 5.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	50,057

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Financing Luxembourg SARL Company Guar. Notes 6.50% due 06/01/2026*	50,000	51,875

Banks-Commercial — 1.3%
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	198,708
Bank of Montreal FRS Senior Notes 0.65% (3 ML+0.40%) due 09/10/2021	250,000	250,764
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	138,458
Banque Federative du Credit Mutuel SA Senior Notes 1.96% due 07/21/2021*	250,000	252,910
Barclays Bank PLC Senior Notes 1.70% due 05/12/2022	250,000	254,693
BPCE SA FRS Senior Notes 1.49% (3 ML+1.24%) due 09/12/2023*	250,000	254,028
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	251,604
BPCE SA Senior Notes 2.75% due 01/11/2023*	250,000	261,982
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	234,000	244,495
DNB Bank ASA Senior Notes 2.15% due 12/02/2022*	250,000	258,727
Macquarie Bank, Ltd. FRS Senior Notes 0.71% (3 ML+0.45%) due 11/24/2021*	225,000	225,879
Royal Bank of Canada FRS Senior Notes 0.52% (SOFR+0.45%) due 10/26/2023	84,000	84,012
Skandinaviska Enskilda Banken AB Senior Notes 2.20% due 12/12/2022*	250,000	259,181
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	218,541
Toronto-Dominion Bank FRS Senior Notes 0.52% (3 ML+0.27%) due 03/17/2021	150,000	150,154
Toronto-Dominion Bank FRS Senior Notes 0.55% (SOFR+0.48%) due 01/27/2023	85,000	85,243
Westpac Banking Corp. Senior Notes 3.65% due 05/15/2023	100,000	108,065
Westpac Banking Corp. Sub. Notes 4.11% due 07/24/2034	40,000	44,625
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	46,000	51,776

		3,593,845

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	212,181

Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	100,463

Cellular Telecom — 0.1%
Rogers Communications, Inc. FRS Company Guar. Notes 0.83% (3 ML+0.60%) due 03/22/2022	81,000	81,459
Telstra Corp., Ltd. Company Guar. Notes 4.80% due 10/12/2021*	188,000	195,692
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	100,000	115,202

		392,353

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	30,000	29,295
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	25,000	25,375

		54,670

Diversified Banking Institutions — 1.7%
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	315,396
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	256,092
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	432,470
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.13% due 12/10/2020	250,000	250,690
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	200,758
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	198,897
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	270,684
Lloyds Banking Group PLC FRS Senior Notes 1.03% (3 ML+0.80%) due 06/21/2021	200,000	200,847
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	344,572
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 0.86% (3 ML+0.65%) due 07/26/2021	34,000	34,139
Mizuho Financial Group, Inc. Senior Notes 2.63% due 04/12/2021*	250,000	252,565
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	255,000	279,291
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	213,301
Sumitomo Mitsui Financial Group, Inc. FRS Senior Notes 1.34% (3 ML+1.11%) due 07/14/2021	200,000	201,432
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	475,027
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022	140,000	145,457
UBS AG Senior Notes 1.75% due 04/21/2022*	200,000	203,589
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	295,280
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	202,410

		4,772,897

Diversified Financial Services — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 3.37% due 11/15/2025	200,000	214,597

Diversified Operations — 0.2%
CK Hutchison International 16, Ltd. Company Guar. Notes 1.88% due 10/03/2021*	250,000	252,338
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	280,457

		532,795

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	230,724
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	163,782

		394,506

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	60,346

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	187,677

Investment Management/Advisor Services — 0.2%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	273,799
CPPIB Capital, Inc. Company Guar. Notes 2.25% due 01/25/2022*	250,000	256,135

		529,934

Medical-Drugs — 0.5%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	150,834
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	60,000	53,974
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	70,000	74,025
GlaxoSmithKline Capital PLC Company Guar. Notes 0.53% due 10/01/2023	200,000	199,828
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	111,342
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	327,884

Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	332,145
Valeant Pharmaceuticals International, Inc. Senior Sec. Notes 5.50% due 11/01/2025*	19,000	19,519
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	3,000	2,992

		1,272,543

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	248,998

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	50,000	50,000

Oil Companies-Exploration & Production — 0.1%
BG Energy Capital PLC Company Guar. Notes 4.00% due 12/09/2020*	250,000	250,900

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	85,000	93,324
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	7,287
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	119,809
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	132,949
Shell International Finance BV Company Guar. Notes 2.38% due 11/07/2029	120,000	125,843
Shell International Finance BV Company Guar. Notes 3.25% due 04/06/2050	70,000	72,177
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	69,220
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	125,492

		746,101

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 2.38% due 04/28/2021*	33,000	33,169

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	55,000	59,704

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	150,000	165,618
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	46,540

		212,158

Tobacco — 0.1%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	211,623

Total Foreign Corporate Bonds & Notes (cost $13,881,948)		14,233,392

U.S. GOVERNMENT AGENCIES — 10.0%
Federal Home Loan Mtg. Corp. — 0.9%
3.00% due 09/01/2030	84,059	90,552
3.00% due 01/01/2050	384,323	409,358
3.50% due 11/01/2047	372,468	396,352
4.00% due 06/01/2045	119,530	134,397
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	115,000	121,292
Series 2012-K18, Class B 4.38% due 01/25/2045*(4)(5)	220,000	227,957
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	20,929	1,225
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	132,234	7,839
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	175,855	12,236
Series 4661, Class HA 3.00% due 05/15/2043(3)	146,171	150,837
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	60,379	2,925
Series 4632, Class MA 4.00% due 08/15/2054(3)	743,146	803,265
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.90% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	556,567	104,581
Series 4954, Class SY 5.90% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	272,220	52,177

		2,514,993

Federal National Mtg. Assoc. — 3.7%
2.00% due 11/01/2035	1,600,000	1,599,929
2.50% due 06/01/2050	8,508	8,871
3.00% due 01/01/2050	432,371	460,300
3.50% due 01/01/2030	228,374	243,928
3.50% due 08/01/2032	265,133	283,203
3.50% due 05/01/2046	228,956	242,459
3.50% due 04/01/2049	221,073	243,016
3.50% due 10/01/2056	955,870	1,062,334
3.50% due 09/01/2057	386,194	427,013
3.50% due 05/01/2058	399,881	447,915
4.00% due 12/01/2041	144,144	161,977
4.00% due 03/01/2042	567,903	636,032
4.00% due 12/01/2042	75,740	83,367
4.00% due 02/01/2043	27,598	30,391
4.00% due 03/01/2044	41,507	45,657
4.00% due 06/01/2044	455,953	512,697
4.00% due 04/01/2046	8,911	9,842
4.00% due 02/01/2048	210,322	230,058
4.00% due 07/01/2056	1,121,900	1,262,276
4.00% due 04/01/2059	343,559	383,829

4.08% due 01/01/2034	140,000	172,871
4.50% due 04/01/2041	478,270	536,358
4.50% due 09/01/2041	98,782	111,160
4.50% due 10/01/2042	85,232	96,953
4.50% due 06/01/2044	309,045	347,038
5.00% due 08/01/2035	40,590	46,840
5.00% due 09/01/2041	71,084	82,085
5.00% due 07/01/2047	112,114	129,149
Federal National Mtg. Assoc. REMIC
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	57,857	3,814
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	51,966	3,120
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	108,016	8,128
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	248,596	259,152
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	224,266	234,916
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 5.85% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	233,848	49,145
Federal National Mtg. Assoc., STRIPS Series 421, Class C3 4.00% due 07/25/2030(3)(6)	111,549	10,226

		10,466,049

Government National Mtg. Assoc. — 2.5%
2.50% due 09/20/2050	2,533,554	2,656,075
2.50% due 10/20/2050	500,000	524,180
2.50% due 11/20/2050	840,000	880,932
3.00% due 08/20/2050	1,084,552	1,141,378
3.50% due November 30 TBA	1,300,000	1,370,307
4.50% due 05/15/2039	17,264	19,253
4.50% due 07/20/2040	9,617	10,703
4.50% due 10/20/2040	60,062	66,831
5.50% due 01/15/2034	49,103	54,208
7.50% due 01/15/2032	18,207	22,388
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.95% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	205,548	34,479
Series 2019-115, Class SW 5.95% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	390,140	58,789
Series 2015-144, Class SA 6.05% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	222,445	44,995
Series 2017-176, Class SC 6.05% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	188,353	41,104

		6,925,622

Uniform Mtg. Backed Securities — 2.9%
2.00% due December 30 TBA	4,870,000	5,012,295
3.00% due November 30 TBA	1,200,000	1,254,196
3.50% due November 30 TBA	1,700,000	1,795,193

		8,061,684

Total U.S. Government Agencies (cost $27,607,314)		27,968,348

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 1.7%
1.38% due 08/15/2050	15,000	14,077
2.00% due 02/15/2050	490,000	533,411
2.25% due 08/15/2046	933,000	1,068,358
2.38% due 11/15/2049	170,000	200,188
3.00% due 02/15/2047	340,000	445,984
4.50% due 02/15/2036	1,585,000	2,343,324

		4,605,342

United States Treasury Notes — 4.4%
0.38% due 04/30/2025	810,000	811,424
0.50% due 04/30/2027	270,000	268,650
1.25% due 08/31/2024	815,000	845,212
1.38% due 10/15/2022	53,000	54,257
1.38% due 08/31/2026	825,000	866,476
2.13% due 09/30/2021	210,000	213,773
2.25% due 03/31/2026	1,020,000	1,118,852
2.38% due 05/15/2029(8)	1,128,000	1,278,474
2.50% due 01/31/2021(8)	5,051,000	5,079,882
2.88% due 05/15/2028	735,000	853,691
2.88% due 08/15/2028	361,000	420,452
3.13% due 11/15/2028	503,800	598,479

		12,409,622

Total U.S. Government Treasuries (cost $15,939,187)		17,014,964

MUNICIPAL BONDS & NOTES — 0.4%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	92,430
Michigan Finance Authority Revenue Bonds Series G 3.08% due 12/01/2034	70,000	74,753
Michigan Finance Authority Revenue Bonds Series G 3.38% due 12/01/2040	40,000	44,330
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	337,369
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	90,414
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	92,533
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	147,698
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	95,797
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	110,000	117,504

State of Hawaii Airports System Revenue Bonds Series A 3.14% due 07/01/2047	85,000	78,107
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	49,194

Total Municipal Bonds & Notes (cost $1,109,890)		1,220,129

FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	143,250
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	223,302
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	266,825
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	240,100
Kingdom of Bahrain Senior Notes 5.45% due 09/16/2032*	344,000	335,802
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	237,600
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	243,000
Republic of Peru Senior Notes 2.39% due 01/23/2026	130,000	136,630

Total Foreign Government Obligations (cost $1,772,691)		1,826,509

RIGHTS — 0.0%
Airport Development/Maintenance — 0.0%
Rolls Royce Holdings PLC (Expires 11/11/2020)† (cost $17,489)	8,057	4,071

Total Long-Term Investment Securities (cost $259,727,439)		269,735,340

SHORT-TERM INVESTMENT SECURITIES — 6.1%
Certificates of Deposit — 0.2%
Norinchukin Bank 0.30% due 01/28/2021	$250,000	250,062
Shinhan Bank Co., Ltd. 0.58% due 08/23/2021	48,000	48,056
Societe Generale NY 0.32% due 09/17/2021	250,000	250,071

		548,189

Commercial Paper — 0.6%
Banco Santander SA 0.49% due 08/31/2021	141,000	140,688
Eni Finance USA, Inc. 0.58% due 10/18/2021	250,000	248,784
Entergy Corp. 0.30% due 11/19/2020	250,000	249,962
First Abu Dhabi Bank PJSC 0.40% due 08/27/2021	231,000	230,538
Glencore Funding LLC 0.59% due 03/19/2021	250,000	249,488
Hyundai Capital America 0.45% due 11/03/2020	250,000	249,996
Shizuoka Bank, Ltd. 0.39% due 02/05/2021	250,000	250,066

		1,619,522

Registered Investment Companies — 2.1%
JPMorgan Prime Money Market Fund, Class IM 0.11%(9)	5,784,916	5,788,387

United States Treasury Bills — 3.2%
0.09% due 11/10/2020	5,000,000	4,999,930
0.09% due 12/15/2020	4,000,000	3,999,594

		8,999,524

Total Short-Term Investment Securities (cost $16,954,981)		16,955,622

TOTAL INVESTMENTS (cost $276,682,420)	102.4%	286,690,962
Liabilities in excess of other assets	(2.4)	(6,613,284)

NET ASSETS	100.0%	$280,077,678

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $29,811,727 representing 10.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2020.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of October 31, 2020.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TRQX — Turquoise Stock Exchange

ULC — Unlimited Liability Corporation

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
212	Long	E-Mini Russell 2000 Index	December 2020	$16,045,870	$16,290,080	$244,210
37	Short	FTSE 100 Index	December 2020	2,880,640	2,668,411	212,229
175	Long	MSCI Emerging Markets Index	December 2020	9,639,100	9,641,625	2,525
27	Short	SPI 200 Index	December 2020	2,930,744	2,806,977	123,767
56	Short	U.S. Treasury Ultra 10 Year Futures	December 2020	8,927,001	8,807,750	119,251
5	Short	U.S. Treasury 10 Year Notes	December 2020	695,975	691,094	4,881

						$706,863

						Unrealized (Depreciation)
73	Long	Euro STOXX 50 Index	December 2020	$2,805,219	$2,526,765	$(278,454)
86	Long	MSCI EAFE Index	December 2020	8,165,805	7,670,770	(495,035)
64	Long	S&P 500 E-Mini Index	December 2020	10,635,330	10,447,040	(188,290)
19	Long	TOPIX Index	December 2020	2,977,642	2,885,472	(92,170)
11	Long	U.S. Treasury 2 Year Notes	December 2020	2,430,006	2,429,281	(725)
1	Long	U.S. Treasury 5 Year Notes	December 2020	125,705	125,602	(103)
23	Long	U.S. Treasury 10 Year Notes	December 2020	3,199,595	3,179,031	(20,564)
40	Long	U.S. Treasury Long Bonds	December 2020	7,041,117	6,898,750	(142,367)
8	Long	U.S. Ultra Bonds	December 2020	1,773,760	1,720,000	(53,760)

						$(1,271,468)

		Net Unrealized Appreciation (Depreciation)				$(564,605)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	EUR	56,477	USD	66,132	01/29/2021	$217	$—

Merrill Lynch International	DKK	2,394,675	USD	381,275	01/29/2021	5,799	—
	EUR	47,107	USD	55,919	01/29/2021	940	—
	SEK	1,743,669	USD	199,541	01/29/2021	3,361	—
	USD	510,153	AUD	714,787	01/29/2021	—	(7,504)
	USD	191,604	GBP	146,725	01/29/2021	—	(1,400)
	USD	1,913,279	JPY	200,441,415	01/29/2021	3,698	—

						13,798	(8,904)

State Street Bank London	EUR	1,437,452	USD	1,703,619	01/29/2021	25,949	—
	USD	834,491	CAD	1,100,261	01/29/2021	—	(8,312)
	USD	143,551	CHF	129,800	01/29/2021	—	(1,600)
	USD	265,772	HKD	2,060,271	01/29/2021	—	(33)
	USD	39,531	NOK	366,065	01/29/2021	—	(1,194)

						25,949	(11,139)

Unrealized Appreciation (Depreciation)						$39,964	$(20,043)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	83,040	12,103	**	0	95,143
Other Industries	86,270,446	39,156,602	**	—	125,427,048
Registered Investment Companies	27,849,350	—		—	27,849,350
Preferred Securities/Capital Securities	—	414,379		—	414,379
Asset Backed Securities	—	15,598,838		—	15,598,838
U.S. Corporate Bonds & Notes	—	38,083,169		—	38,083,169
Foreign Corporate Bonds & Notes	—	14,233,392		—	14,233,392
U.S. Government Agencies	—	27,968,348		—	27,968,348
U.S. Government Treasuries	—	17,014,964		—	17,014,964
Municipal Bonds & Notes	—	1,220,129		—	1,220,129
Foreign Government Obligations	—	1,826,509		—	1,826,509
Rights	4,071	—		—	4,071
Short-Term Investment Securities:
Certificates of Deposit	—	548,189		—	548,189
Commercial Paper	—	1,619,522		—	1,619,522
Registered Investment Companies	5,788,387	—		—	5,788,387
U.S. Government Treasuries	—	8,999,524		—	8,999,524

Total Investments at Value	$119,995,294	$166,695,668		$0	$286,690,962

Other Financial Instruments:+
Forward Foreign Curency Contracts	$—	$39,964		$—	$39,964
Futures Contracts	370,867	335,996	**	—	706,863

Total Other Financial Instruments	$370,867	$375,960		$—	$746,827

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Curency Contracts	$—	$20,043		$—	$20,043
Futures Contracts	900,844	370,624	**	—	1,271,468

Total Other Financial Instruments	$900,844	$390,667		$—	$1,291,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 100.0%
Bermuda — 0.8%
Brilliance China Automotive Holdings, Ltd.	576,000	$491,860
Nine Dragons Paper Holdings, Ltd.	891,000	1,190,105

		1,681,965

Brazil — 3.1%
Atacadao SA	203,621	654,730
Banco do Brasil SA	247,354	1,284,631
Minerva SA†	152,705	265,333
Qualicorp Consultoria e Corretora de Seguros SA	145,871	809,187
Raia Drogasil SA	148,090	620,962
Vale SA ADR	304,672	3,220,383

		6,855,226

Cayman Islands — 28.1%
Alibaba Group Holding, Ltd.†	521,008	19,834,229
Alibaba Group Holding, Ltd. ADR†	7,419	2,260,495
Chailease Holding Co., Ltd.	294,000	1,426,372
China Conch Venture Holdings, Ltd.	237,500	1,058,903
China Feihe, Ltd.*	728,000	1,646,130
China Lesso Group Holdings, Ltd.	450,000	729,288
China Resources Cement Holdings, Ltd.	934,000	1,219,666
Country Garden Holdings Co., Ltd.	1,657,000	2,044,737
Geely Automobile Holdings, Ltd.	547,000	1,124,144
IGG, Inc.	601,000	648,045
JD.com, Inc. ADR†	25,998	2,119,357
Kingsoft Corp., Ltd.	126,000	675,663
Longfor Group Holdings, Ltd.*	323,000	1,768,226
Meituan, Class B†	44,800	1,675,829
NetEase, Inc. ADR	33,546	2,911,457
Tencent Holdings, Ltd.	229,300	17,588,783
Tianneng Power International, Ltd.	276,000	453,028
Tingyi Cayman Islands Holding Corp.	600,000	1,100,353
Zhen Ding Technology Holding, Ltd.	155,000	657,199
Zhongsheng Group Holdings, Ltd.	176,000	1,257,766

		62,199,670

China — 16.9%
Anhui Conch Cement Co., Ltd.	337,000	2,109,125
China Construction Bank Corp.	5,804,000	4,007,166
China Railway Construction Corp., Ltd.	769,000	519,963
China Vanke Co., Ltd.	625,700	1,942,404
GF Securities Co., Ltd.	1,514,600	1,953,396
Hang Zhou Great Star Industrial Co., Ltd., Class A†	365,500	1,421,917
Hangzhou Robam Appliances Co., Ltd.	232,000	1,271,001
Industrial & Commercial Bank of China, Ltd.	5,235,000	2,945,449
JD.com, Inc., Class A†	52,000	2,124,765
Livzon Pharmaceutical Group, Inc.	283,700	1,256,079
LONGi Green Energy Technology Co., Ltd., Class A	92,700	1,063,205
Midea Group Co., Ltd.	136,800	1,594,857
Poly Developments and Holdings Group Co., Ltd., Class A	950,000	2,185,041
Postal Savings Bank of China Co., Ltd.*	2,425,000	1,190,212
Sany Heavy Industry Co., Ltd., Class A	377,000	1,464,579
Shandong Weigao Group Medical Polymer Co., Ltd.	476,000	923,159
Shanghai Construction Group Co., Ltd., Class A	1,095,800	498,164
Suofeiya Home Collection Co., Ltd., Class A	552,092	2,335,860
Weichai Power Co., Ltd.	595,158	1,129,436
Weifu High-Technology Group Co., Ltd., Class A	494,100	1,906,936
Xiamen C & D, Inc., Class A	472,884	593,208
Yangtze Optical Fibre and Cable Joint Stock Ltd., Co.*	289,500	415,375
Yanzhou Coal Mining Co., Ltd.	626,000	457,556
Zhuzhou Kibing Group Co., Ltd., Class A	1,523,000	2,097,465

		37,406,318

Hong Kong — 0.6%
Beijing Enterprises Holdings, Ltd.	133,000	400,732
Lenovo Group, Ltd.	1,650,000	1,032,868

		1,433,600

Hungary — 0.4%
Richter Gedeon Nyrt	41,603	850,888

India — 5.8%
HDFC Bank, Ltd. ADR†	75,534	4,338,673
Infosys, Ltd. ADR	354,639	5,060,698
State Bank of India GDR†	88,779	2,250,548
Tata Motors, Ltd. ADR†	127,720	1,120,104

		12,770,023

Netherlands — 0.5%
X5 Retail Group NV GDR	30,784	1,081,750

Poland — 0.2%
CD Projekt SA†	5,594	474,387

Russia — 5.9%
Inter RAO UES PJSC†	8,757,084	564,044
Lukoil PJSC ADR	42,093	2,150,531
Magnit PJSC GDR†	111,369	1,535,778
Magnitogorsk Iron & Steel Works PJSC†	1,478,201	697,758
Polyus PJSC GDR	24,426	2,407,307
RusHydro PJSC†	61,873,293	562,181
Sberbank of Russia PJSC ADR	214,314	2,166,714
Severstal PAO GDR	84,365	1,153,270
Surgutneftegas PJSC (Preference Shares)†	1,553,372	712,223
Tatneft PJSC ADR	35,469	1,099,539

		13,049,345

South Africa — 2.8%
Clicks Group, Ltd.	43,781	635,345
Exxaro Resources, Ltd.	68,512	461,569
Foschini Group, Ltd.	132,273	699,539
Impala Platinum Holdings, Ltd.	148,421	1,303,488
Naspers, Ltd., Class N†	8,382	1,639,573
Netcare, Ltd.	484,643	384,334
Telkom SA SOC, Ltd.	225,531	354,896

Woolworths Holdings, Ltd.	315,135	683,370

		6,162,114

South Korea — 17.2%
CJ CheilJedang Corp.	3,398	1,085,288
Coway Co, Ltd.†	16,062	986,491
Daelim Industrial Co., Ltd.	9,274	641,133
E-MART Inc.	11,694	1,481,909
F&F Co., Ltd.	8,498	683,068
Hana Financial Group, Inc.	83,102	2,242,561
Hankook Tire & Technology Co., Ltd.	23,237	654,963
Hyundai Glovis Co., Ltd.	8,033	1,194,510
Hyundai Mobis Co., Ltd.	12,020	2,405,603
Kakao Corp.	5,524	1,620,958
Kia Motors Corp.	64,555	2,892,975
Kumho Petrochemical Co., Ltd.	9,993	1,185,005
NongShim Co., Ltd.†	2,095	531,553
Orion Corp.	5,664	542,954
Samsung Electro-Mechanics Co., Ltd.	9,246	1,095,872
Samsung Electronics Co., Ltd.	210,633	10,562,475
Samsung Securities Co. Ltd.	25,764	733,799
Shinhan Financial Group Co., Ltd.	74,320	2,000,939
SK Hynix, Inc.	65,411	4,632,364
Soulbrain Co., Ltd.†	3,271	632,446
Soulbrain Holdings Co., Ltd.	2,787	105,765

		37,912,631

Taiwan — 15.2%
Delta Electronics, Inc.	168,000	1,114,966
Elite Material Co., Ltd.	191,000	1,004,349
FLEXium Interconnect, Inc.	153,963	628,306
Gigabyte Technology Co., Ltd.	249,000	626,216
Globalwafers Co., Ltd.	95,000	1,381,936
International Games System Co., Ltd.†	37,000	975,882
Lite-On Technology Corp.	337,000	549,033
Lotes Co., Ltd.	47,000	719,320
Makalot Industrial Co., Ltd.	180,000	1,194,935
Micro-Star International Co., Ltd.	132,000	532,195
Nanya Technology Corp.	431,000	872,692
Nien Made Enterprise Co., Ltd.	55,000	620,596
Novatek Microelectronics Corp.	106,000	986,872
Pou Chen Corp.	486,000	428,746
Radiant Opto-Electronics Corp.	185,000	729,107
Simplo Technology Co., Ltd.†	53,000	588,442
Sunonwealth Electric Machine Industry Co Ltd.	314,000	643,850
TaiDoc Technology Corp.	146,000	1,183,421
Taiwan Cement Corp.	467,000	662,866
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	175,072	14,683,289
United Microelectronics Corp.	1,246,000	1,331,598
Yuanta Financial Holding Co., Ltd.	3,470,520	2,156,363

		33,614,980

Thailand — 0.7%
Charoen Pokphand Foods PCL	951,500	770,847
Hana Microelectronics PCL†	475,300	686,244

		1,457,091

Turkey — 0.4%
BIM Birlesik Magazalar AS	117,568	938,062

United Kingdom — 0.6%
Anglo American PLC	59,658	1,400,900

United States — 0.8%
MercadoLibre, Inc.†	1,380	1,675,389

TOTAL INVESTMENTS (cost $179,690,128)	100.0%	220,964,339
Other assets less liabilities	0.0	8,988

NET ASSETS	100.0%	$220,973,327

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $5,019,943 representing 2.3% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*
E-Commerce/Products	12.8%
Internet Content-Information/News	8.7
Banks-Commercial	8.6
Semiconductor Components-Integrated Circuits	8.1
Electronic Components-Semiconductors	6.9
Real Estate Operations & Development	3.6
Entertainment Software	2.5
Auto-Cars/Light Trucks	2.5
Computer Services	2.3
Diversified Financial Services	2.0
Auto/Truck Parts & Equipment-Original	2.0
Food-Retail	1.9
Oil Companies-Integrated	1.8
Appliances	1.8
Building Products-Cement	1.7
Electronic Components-Misc.	1.5
Metal-Iron	1.4
Gold Mining	1.1
Food-Misc./Diversified	1.1
Home Furnishings	1.1
Medical-Drugs	1.0
Building Products-Doors & Windows	0.9
Circuit Boards	0.9
Investment Management/Advisor Services	0.9
Apparel Manufacturers	0.8
Steel-Producers	0.8
Chemicals-Diversified	0.8
E-Commerce/Services	0.8
Food-Dairy Products	0.7
Internet Content-Entertainment	0.7
Retail-Discount	0.7
Machinery-Construction & Mining	0.7
Finance-Leasing Companies	0.6
Tools-Hand Held	0.6
Metal-Diversified	0.6
Semiconductor Equipment	0.6
Platinum	0.6
Retail-Automobile	0.6
Paper & Related Products	0.6
Computers-Periphery Equipment	0.6
Transport-Truck	0.5
Banks-Money Center	0.5
Medical Instruments	0.5
Building-Heavy Construction	0.5
Auto/Truck Parts & Equipment-Replacement	0.5
Electric-Generation	0.5
Power Converter/Supply Equipment	0.5
Food-Flour & Grain	0.5
Energy-Alternate Sources	0.5
Non-Hazardous Waste Disposal	0.5
Rubber/Plastic Products	0.5
Computers	0.4
Disposable Medical Products	0.4
Coal	0.4
Consulting Services	0.4
Finance-Investment Banker/Broker	0.3
Building & Construction Products-Misc.	0.3
Electronic Connectors	0.3
Retail-Apparel/Shoe	0.3
Rubber-Tires	0.3
Retail-Hypermarkets	0.3
Electric Products-Misc.	0.3
Retail-Misc./Diversified	0.3
Retail-Drug Store	0.3
Home Decoration Products	0.3
Transport-Services	0.3
Food-Confectionery	0.3
Building & Construction-Misc.	0.2
Athletic Footwear	0.2
Telecom Equipment-Fiber Optics	0.2
Gas-Distribution	0.2
Medical-Hospitals	0.2
Cellular Telecom	0.2
Food-Meat Products	0.1
Chemicals-Specialty	0.1

100.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3- Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$10,077,994	$2,971,351	#	$—	$13,049,345
Other Countries	45,814,077	$162,100,917	**	—	207,914,994

Total Investments at Value	$55,892,071	$165,072,268		$—	$220,964,339

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $2,407,307 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.9%
Aerospace/Defense — 3.6%
General Dynamics Corp.	101,842	$13,374,910
Northrop Grumman Corp.	28,459	8,247,987
Raytheon Technologies Corp.	259,067	14,072,520

		35,695,417

Apparel Manufacturers — 0.5%
VF Corp.	81,823	5,498,506

Applications Software — 1.6%
Microsoft Corp.	80,034	16,204,484

Banks-Commercial — 1.0%
Truist Financial Corp.	243,258	10,246,027

Banks-Fiduciary — 0.5%
Northern Trust Corp.	59,707	4,673,267

Banks-Super Regional — 3.0%
PNC Financial Services Group, Inc.	174,796	19,556,177
US Bancorp	265,498	10,341,147

		29,897,324

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	135,323	6,503,623
PepsiCo, Inc.	100,405	13,382,983

		19,886,606

Cable/Satellite TV — 2.6%
Comcast Corp., Class A	608,577	25,706,292

Chemicals-Diversified — 1.7%
PPG Industries, Inc.	132,889	17,238,361

Commercial Services-Finance — 1.0%
Automatic Data Processing, Inc.	61,997	9,793,046

Computer Services — 1.5%
Accenture PLC, Class A	32,857	7,127,012
International Business Machines Corp.	72,060	8,046,219

		15,173,231

Computers — 0.8%
Apple, Inc.	73,358	7,985,752

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	141,868	19,450,103

Data Processing/Management — 1.3%
Fidelity National Information Services, Inc.	101,153	12,602,652

Diversified Banking Institutions — 4.0%
Bank of America Corp.	975,011	23,107,761
Morgan Stanley	350,632	16,882,931

		39,990,692

Diversified Manufacturing Operations — 4.0%
Eaton Corp. PLC	172,651	17,919,448
Parker-Hannifin Corp.	79,309	16,524,823
Trane Technologies PLC	46,183	6,130,793

		40,575,064

Drug Delivery Systems — 1.1%
Becton Dickinson and Co.	46,355	10,714,031

Electric-Integrated — 5.9%
CMS Energy Corp.	166,634	10,552,931
Entergy Corp.	60,686	6,142,637
NextEra Energy, Inc.	298,948	21,885,983
Public Service Enterprise Group, Inc.	123,188	7,163,382
Xcel Energy, Inc.	198,561	13,905,227

		59,650,160

Electronic Components-Semiconductors — 2.6%
Texas Instruments, Inc.	179,397	25,939,012

Finance-Credit Card — 1.5%
American Express Co.	120,650	11,008,106
Capital One Financial Corp.	60,953	4,454,445

		15,462,551

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	164,482	6,761,855

Finance-Other Services — 2.0%
CME Group, Inc.	134,042	20,202,810

Food-Confectionery — 1.6%
Mondelez International, Inc., Class A	307,339	16,325,848

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	170,962	9,455,908

Industrial Gases — 1.6%
Air Products & Chemicals, Inc.	56,618	15,640,156

Instruments-Controls — 0.9%
Honeywell International, Inc.	53,884	8,888,166

Insurance Brokers — 1.6%
Arthur J. Gallagher & Co.	86,665	8,988,027
Marsh & McLennan Cos., Inc.	65,367	6,762,870

		15,750,897

Insurance-Multi-line — 2.3%
Chubb, Ltd.	69,117	8,978,989
Hartford Financial Services Group, Inc.	185,458	7,143,842
MetLife, Inc.	197,369	7,470,417

		23,593,248

Insurance-Property/Casualty — 1.1%
Progressive Corp.	116,593	10,714,897

Investment Management/Advisor Services — 3.4%
BlackRock, Inc.	41,204	24,689,849
T. Rowe Price Group, Inc.	74,258	9,405,518

		34,095,367

Machinery-Farming — 1.5%
Deere & Co.	65,384	14,770,899

Machinery-General Industrial — 0.3%
Otis Worldwide Corp.	49,692	3,045,126

Machinery-Pumps — 2.0%
Dover Corp.	182,358	20,188,854

Medical Instruments — 2.0%
Medtronic PLC	204,384	20,554,899

Medical Products — 0.2%
Abbott Laboratories	23,670	2,487,954

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	30,240	6,560,266

Medical-Drugs — 7.3%
Bristol-Myers Squibb Co.	417,110	24,380,080
Eli Lilly & Co.	79,400	10,358,524
Johnson & Johnson	170,321	23,352,712
Merck & Co., Inc.	114,903	8,641,855
Pfizer, Inc.	195,309	6,929,563

		73,662,734

Medical-HMO — 2.0%
UnitedHealth Group, Inc.	65,804	20,079,433

Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	98,067	9,421,297

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	103,066	9,087,329

Oil Companies-Exploration & Production — 1.2%
ConocoPhillips	421,204	12,054,858

Oil Companies-Integrated — 1.5%
Chevron Corp.	211,915	14,728,093

Oil Refining & Marketing — 0.3%
Valero Energy Corp.	68,415	2,641,503

Pharmacy Services — 0.7%
CVS Health Corp.	124,614	6,989,599

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	24,421	3,700,270
AvalonBay Communities, Inc.	44,412	6,179,042
Boston Properties, Inc.	33,505	2,426,097
Prologis, Inc.	21,971	2,179,523
Realty Income Corp.	31,067	1,797,537
Ventas, Inc.	85,826	3,387,552
Vornado Realty Trust	63,791	1,960,297

		21,630,318

Retail-Building Products — 2.2%
Home Depot, Inc.	82,493	22,001,708

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	88,402	9,861,243

Retail-Discount — 1.5%
Walmart, Inc.	111,853	15,519,604

Retail-Major Department Stores — 0.9%
TJX Cos., Inc.	173,630	8,820,404

Retail-Restaurants — 2.3%
McDonald’s Corp.	82,641	17,602,533
Starbucks Corp.	62,754	5,457,088

		23,059,621

Semiconductor Components-Integrated Circuits — 2.1%
Analog Devices, Inc.	180,100	21,347,253

Telephone-Integrated — 1.9%
Verizon Communications, Inc.	330,563	18,838,785

Tobacco — 2.4%
Altria Group, Inc.	215,371	7,770,586
Philip Morris International, Inc.	226,520	16,087,450

		23,858,036

Tools-Hand Held — 0.6%
Stanley Black & Decker, Inc.	36,501	6,066,466

Toys — 0.8%
Hasbro, Inc.	100,464	8,310,382

Transport-Rail — 1.4%
Norfolk Southern Corp.	65,875	13,775,780

TOTAL INVESTMENTS (cost $826,041,481)	98.9%	993,174,174
Other assets less liabilities	1.1	10,962,426

NET ASSETS	100.0%	$1,004,136,600

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$993,174,174	$—	$—	$993,174,174

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Australia — 3.3%
Ansell, Ltd.	95,654	$2,709,636
BHP Group, Ltd.	66,535	1,599,892
Coles Group, Ltd.	81,221	1,015,992
Fortescue Metals Group, Ltd.	232,827	2,854,708
JB Hi-Fi, Ltd.	37,395	1,249,705
Mineral Resources, Ltd.	17,010	299,643
Qantas Airways, Ltd.†	250,437	741,904
Super Retail Group, Ltd.	45,772	361,352

		10,832,832

Bermuda — 0.4%
Johnson Electric Holdings, Ltd.	260,000	538,493
Luk Fook Holdings International, Ltd.	238,000	582,917

		1,121,410

Canada — 3.2%
Celestica, Inc.†	178,700	1,050,230
Centerra Gold, Inc.	112,187	980,152
CI Financial Corp.	124,251	1,448,336
Dundee Precious Metals, Inc.	190,433	1,263,550
National Bank of Canada	33,608	1,612,922
Royal Bank of Canada	43,712	3,056,526
Torex Gold Resources, Inc.†	75,532	1,018,205

		10,429,921

Cayman Islands — 1.1%
SITC International Holdings Co., Ltd.	221,000	343,759
WH Group, Ltd.*	1,274,000	1,001,406
Xinyi Glass Holdings, Ltd.	1,116,000	2,433,268

		3,778,433

Denmark — 0.7%
Scandinavian Tobacco Group A/S*	166,055	2,348,314

Finland — 0.3%
Valmet Oyj	47,112	1,123,927

France — 1.5%
BNP Paribas SA†	23,170	812,413
Peugeot SA†	82,864	1,490,562
Schneider Electric SE	20,659	2,510,735
Sopra Steria Group†	2,432	289,249

		5,102,959

Germany — 2.4%
Allianz SE	16,353	2,878,521
Daimler AG	23,933	1,238,285
Hornbach Holding AG & Co. KGaA	12,139	1,171,306
Muenchener Rueckversicherungs-Gesellschaft AG	10,865	2,542,702

		7,830,814

Ireland — 1.5%
Eaton Corp. PLC	17,843	1,851,925
Jazz Pharmaceuticals PLC†	2,845	409,964
Johnson Controls International PLC	67,155	2,834,613

		5,096,502

Italy — 0.2%
Azimut Holding SpA	22,234	375,645
Unipol Gruppo SpA†	63,181	230,311

		605,956

Japan — 8.6%
Arcs Co Ltd.	21,900	485,017
Daihen Corp.	36,300	1,403,585
Fujitsu, Ltd.	11,100	1,290,734
Iida Group Holdings Co., Ltd.	18,000	326,309
Internet Initiative Japan, Inc.	38,200	1,716,577
ITOCHU Corp.	73,800	1,775,355
Iwatani Corp.	36,500	1,661,462
Iyo Bank, Ltd.	193,200	1,210,371
K’s Holdings Corp.†	52,000	666,098
KDDI Corp.	63,100	1,689,850
Komeri Co., Ltd.	21,900	644,288
Kyudenko Corp.	10,700	291,372
Meitec Corp.	29,700	1,476,839
Nichias Corp.	15,200	330,136
Nippo Corp.	52,400	1,348,642
Nippon Telegraph & Telephone Corp.	68,400	1,444,251
Nomura Holdings, Inc.	322,100	1,436,124
Obayashi Corp.	34,600	288,534
Okinawa Electric Power Co., Inc.	16,200	236,030
Rengo Co., Ltd.	160,300	1,235,563
Sekisui House, Ltd.	72,200	1,197,224
Senko Group Holdings Co., Ltd.	41,000	366,121
SoftBank Corp.	26,500	307,658
Sony Corp.	31,000	2,583,761
Sumitomo Mitsui Financial Group, Inc.	22,100	612,078
Taikisha, Ltd.	10,200	265,781
Tokuyama Corp.	41,900	934,965
Tokyo Tatemono Co., Ltd.	93,400	1,076,247

		28,300,972

Netherlands — 2.1%
ASM International NV	4,881	698,466
ASML Holding NV	1,777	646,037
ING Groep NV†	125,695	862,436
Koninklijke Ahold Delhaize NV	98,406	2,704,154
PostNL NV†	108,847	361,012
Signify NV†*	48,304	1,721,262

		6,993,367

Norway — 0.9%
Fjordkraft Holding ASA*	255,186	2,093,528
Norwegian Finans Holding ASA†	128,951	924,647

		3,018,175

Singapore — 0.3%
StarHub, Ltd.	1,231,200	1,054,957

Spain — 0.9%
Endesa SA	110,422	2,960,013

Sweden — 0.9%
Betsson AB	43,800	333,780
Swedish Match AB	36,068	2,719,375

		3,053,155

Switzerland — 3.9%
Adecco Group AG	15,198	744,761
Kuehne & Nagel International AG	4,989	996,566

Nestle SA	22,262	2,501,212
Novartis AG	31,921	2,491,309
Roche Holding AG	11,313	3,631,650
Softwareone Holding AG	12,860	316,368
Swissquote Group Holding SA	10,158	810,176
UBS Group AG	110,967	1,286,700

		12,778,742

United Kingdom — 2.4%
Avast PLC*	409,310	2,517,912
Berkeley Group Holdings PLC	44,935	2,359,639
Dialog Semiconductor PLC†	23,564	901,021
Dunelm Group PLC	32,338	546,179
IG Group Holdings PLC	34,662	341,912
Rio Tinto PLC	24,372	1,381,136

		8,047,799

United States — 64.2%
AbbVie, Inc.	45,150	3,842,265
Activision Blizzard, Inc.	23,192	1,756,330
Adobe, Inc.†	3,763	1,682,437
Agilent Technologies, Inc.	26,787	2,734,685
Alphabet, Inc., Class C†	6,157	9,980,559
Altice USA, Inc., Class A†	45,089	1,215,149
Amazon.com, Inc.†	3,172	9,630,668
Amgen, Inc.	16,616	3,604,675
Anthem, Inc.	4,450	1,213,960
Apple, Inc.	157,181	17,110,724
Applied Materials, Inc.	43,439	2,572,892
AutoZone, Inc.†	1,449	1,635,892
Bank of America Corp.	171,564	4,066,067
Best Buy Co., Inc.	6,455	720,055
Biogen, Inc.†	6,468	1,630,389
BlackRock, Inc.	1,923	1,152,281
Bristol-Myers Squibb Co.	61,797	3,612,035
Brunswick Corp.	5,698	363,020
Builders FirstSource, Inc.†	33,730	1,022,019
Cabot Oil & Gas Corp.	20,988	373,377
CACI International, Inc., Class A†	2,974	620,168
Cadence Design Systems, Inc.†	26,640	2,913,617
Cerner Corp.	36,488	2,557,444
Charter Communications, Inc., Class A†	5,770	3,484,041
Chegg, Inc.†	15,839	1,163,216
Citigroup, Inc.	39,326	1,628,883
Citrix Systems, Inc.	11,193	1,267,831
Conagra Brands, Inc.	40,775	1,430,795
CSX Corp.	41,517	3,277,352
D.R. Horton, Inc.	23,900	1,596,759
DaVita, Inc.†	30,781	2,654,861
Dollar General Corp.	8,552	1,784,888
Domino’s Pizza, Inc.	3,787	1,432,698
eBay, Inc.	57,987	2,761,921
Electronic Arts, Inc.†	12,146	1,455,455
EQT Corp.	66,864	1,012,321
Facebook, Inc., Class A†	18,980	4,993,828
Fortinet, Inc.†	19,832	2,188,858
Gilead Sciences, Inc.	37,420	2,175,973
Goldman Sachs Group, Inc.	9,247	1,748,053
Hologic, Inc.†	49,327	3,394,684
Humana, Inc.	6,292	2,512,270
J2 Global, Inc.†	27,675	1,878,579
Johnson & Johnson	1,829	250,774
Lam Research Corp.	9,527	3,258,996
Lithia Motors, Inc., Class A	2,672	613,411
MarketAxess Holdings, Inc.	2,882	1,552,966
MasTec, Inc.†	45,900	2,278,476
Mastercard, Inc., Class A	11,729	3,385,459
McKesson Corp.	19,202	2,832,103
Meritage Homes Corp.†	12,709	1,106,827
Microsoft Corp.	68,941	13,958,484
Molina Healthcare, Inc.†	8,100	1,510,407
Moody’s Corp.	1,710	449,559
Morgan Stanley	44,416	2,138,630
Murphy USA, Inc.†	10,501	1,284,167
Netflix, Inc.†	1,982	942,917
New York Community Bancorp, Inc.	32,254	268,031
NextEra Energy, Inc.	26,840	1,964,956
NRG Energy, Inc.	75,229	2,378,741
NVIDIA Corp.	4,696	2,354,387
Old Dominion Freight Line, Inc.	9,037	1,720,374
Oracle Corp.	37,681	2,114,281
Papa John’s International, Inc.	15,449	1,183,393
PayPal Holdings, Inc.†	15,838	2,947,927
PennyMac Financial Services, Inc.	27,990	1,422,452
Prestige Consumer Healthcare, Inc.†	20,368	672,755
Procter & Gamble Co.	34,964	4,793,564
PulteGroup, Inc.	70,773	2,884,707
Qorvo, Inc.†	4,605	586,493
QTS Realty Trust, Inc., Class A	19,257	1,184,498
QUALCOMM, Inc.	11,604	1,431,469
SBA Communications Corp.	8,898	2,583,712
Skyworks Solutions, Inc.	9,337	1,319,225
Snowflake, Inc., Class A†	2,900	725,058
Spectrum Brands Holdings, Inc.	5,824	331,211
SS&C Technologies Holdings, Inc.	5,514	326,539
State Street Corp.	41,556	2,447,648
Take-Two Interactive Software, Inc.†	8,992	1,393,041
Target Corp.	12,101	1,842,014
Tenet Healthcare Corp.†	51,349	1,260,104
Tetra Tech, Inc.	3,892	392,742
TopBuild Corp.†	3,301	505,746
TRI Pointe Group, Inc.†	19,281	316,787
United Parcel Service, Inc., Class B	13,149	2,065,839
United Rentals, Inc.†	10,966	1,955,128
UnitedHealth Group, Inc.	5,725	1,746,926
Unity Software, Inc.†	15,366	1,457,926
Veeva Systems, Inc., Class A†	1,230	332,161
Visa, Inc., Class A	13,027	2,367,136
Voya Financial, Inc.	31,443	1,507,063
Wendy’s Co.	61,951	1,353,629
Western Union Co.	56,686	1,101,976
Williams-Sonoma, Inc.	3,979	362,925
Wingstop, Inc.	8,393	976,358
World Fuel Services Corp.	22,090	464,994

		212,461,066

Total Long-Term Investment Securities (cost $275,902,455)		326,939,314

REPURCHASE AGREEMENTS — 1.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $3,406,000 and collateralized by $3,483,300 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate value of $3,474,126 (cost $3,406,000)	$3,406,000	3,406,000

TOTAL INVESTMENTS (cost $279,308,455)	99.8%	330,345,314
Other assets less liabilities	0.2	653,074

NET ASSETS	100.0%	$330,998,388

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $9,682,422 representing 2.9% of net assets.

Industry Allocation*
Computers	5.2%
Medical-Drugs	4.6
Applications Software	4.2
E-Commerce/Products	3.7
Diversified Banking Institutions	3.6
Web Portals/ISP	3.0
Building-Residential/Commercial	3.0
Banks-Commercial	2.4
Medical-Biomedical/Gene	2.3
Semiconductor Equipment	2.2
Medical-HMO	2.2
Finance-Credit Card	2.0
Internet Content-Entertainment	1.8
Entertainment Software	1.7
Electronic Components-Semiconductors	1.6
Electric-Integrated	1.6
Tobacco	1.5
Commercial Services-Finance	1.5
Retail-Restaurants	1.5
Cable/Satellite TV	1.5
Cosmetics & Toiletries	1.4
Computer Data Security	1.4
Food-Retail	1.3
Food-Misc./Diversified	1.2
Real Estate Investment Trusts	1.2
Building-Heavy Construction	1.1
Retail-Discount	1.1
Enterprise Software/Service	1.0
Transport-Services	1.0
Repurchase Agreements	1.0
Medical Products	1.0
Transport-Rail	1.0
Gold Mining	1.0
Metal-Iron	1.0
Computer Software	1.0
Insurance-Multi-line	1.0
Telephone-Integrated	0.9
Investment Management/Advisor Services	0.9
Computer Aided Design	0.9
Medical-Wholesale Drug Distribution	0.9
Building Products-Air & Heating	0.8
Electronic Measurement Instruments	0.8
Auto-Cars/Light Trucks	0.8
Disposable Medical Products	0.8
Dialysis Centers	0.8
Retail-Consumer Electronics	0.8
Audio/Video Products	0.8
Medical Information Systems	0.8
Insurance-Reinsurance	0.8
Computer Services	0.8
Power Converter/Supply Equipment	0.8
Banks-Fiduciary	0.7
Building Products-Doors & Windows	0.7
Independent Power Producers	0.7
Finance-Investment Banker/Broker	0.6
Electric-Distribution	0.6
Transport-Truck	0.6
Engineering/R&D Services	0.6
Retail-Auto Parts	0.6
Rental Auto/Equipment	0.6
Diversified Manufacturing Operations	0.6
Retail-Building Products	0.5
Import/Export	0.5
Lighting Products & Systems	0.5
Internet Connectivity Services	0.5
Electronic Forms	0.5
Retail-Propane Distribution	0.5
Diversified Minerals	0.5
Insurance-Life/Health	0.5
Semiconductor Components-Integrated Circuits	0.4
Finance-Mortgage Loan/Banker	0.4
Machinery-Thermal Process	0.4
Oil Companies-Exploration & Production	0.4
Metal-Diversified	0.4
Cellular Telecom	0.4
Building & Construction Products-Misc.	0.4
Oil Refining & Marketing	0.4
Medical-Hospitals	0.4
Containers-Paper/Plastic	0.4
Schools	0.4
Machinery-General Industrial	0.3
Real Estate Operations & Development	0.3
Electronic Components-Misc.	0.3
Food-Meat Products	0.3
Chemicals-Diversified	0.3
Retail-Home Furnishings	0.3
Building & Construction-Misc.	0.3
Human Resources	0.2
Airlines	0.2
Retail-Automobile	0.2
Retail-Jewelry	0.2
Electric Products-Misc.	0.2
Retail-Petroleum Products	0.1
Environmental Consulting & Engineering	0.1
Recreational Vehicles	0.1
Transport-Marine	0.1
Finance-Other Services	0.1
Gambling (Non-Hotel)	0.1
Consumer Products-Misc.	0.1
Savings & Loans/Thrifts	0.1

99.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$227,987,489	$98,951,825	**	$—	$326,939,314
Repurchase Agreements	—	3,406,000		—	3,406,000

Total Investments at Value	$227,987,489	$102,357,825		$—	$330,345,314

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
ASSET BACKED SECURITIES — 18.1%
Diversified Financial Services — 18.1%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.95% (1 ML+0.80%) due 12/26/2044*	$204,313	$201,514
ACRE TL 2017 LLC FRS Series 2017-A 4.33% (1 ML+4.60%) due 12/15/2020*(1)(10)	1,475,000	1,460,250
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.81% (3 ML+1.60%) due 10/21/2028*(2)	2,477,180	2,419,937
ALM XVI, Ltd./ALM XVI LLC FRS Series 2015-16A, Class AAR2 1.14% (3 ML+0.90%) due 07/15/2027*(2)	658,340	654,313
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	899,543	958,746
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,341,406	1,437,223
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	897,400	961,385
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	161,993
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	406,946
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	555,053
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	168,654
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	308,458
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	766,543
AmeriCredit Automobile Receivables Trust Series 2017-1, Class C 2.71% due 08/18/2022	132,169	133,187
AmeriCredit Automobile Receivables Trust Series 2017-1, Class D 3.13% due 01/18/2023	366,000	375,508
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.60% (1 ML+0.45%) due 01/25/2036	344,223	343,892
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	1,990,115
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,528,700
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.20% (1 ML+2.05%) due 02/15/2035*	1,794,500	1,734,840
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.30% (1 ML+1.15%) due 06/15/2028*	3,380,000	3,338,125
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class D 2.65% (1 ML+2.50%) due 05/15/2037*	3,147,500	2,994,849
AREIT Trust FRS Series 2019-CRE3, Class A 1.17% (1 ML+1.02%) due 09/14/2036*(3)	590,000	581,208
AREIT Trust FRS Series 2019-CRE3, Class B 1.70% (1 ML+1.55%) due 09/14/2036*(3)	2,234,000	2,131,033
AREIT Trust FRS Series 2019-CRE3, Class C 2.05% (1 ML+1.90%) due 09/14/2036*(3)	1,015,000	966,462
AREIT Trust FRS Series 2019-CRE3, Class D 2.80% (1 ML+2.65%) due 09/14/2036*(3)	884,500	840,052
Atrium XII FRS Series 12A, Class BR 1.57% (3 ML+1.35%) due 04/22/2027*(2)	2,950,000	2,902,245
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.52% (3 ML+1.25%) due 01/20/2028*(2)	4,300,018	4,210,130
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class A 1.15% (1 ML+1.00%) due 03/15/2036*(3)	843,695	821,614
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class AS 1.25% (1 ML+1.10%) due 09/15/2035*(3)	1,005,000	986,214
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class AS 1.40% (1 ML+1.25%) due 01/15/2033*(3)	1,119,824	1,104,721
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class B 1.40% (1 ML+1.25%) due 09/15/2035*(3)	905,000	859,547
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE5, Class AS 1.50% (1 ML+1.35%) due 03/15/2036*(3)	621,929	601,478

Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.70% (1 ML+1.55%) due 09/15/2036*(3)	3,941,902	3,736,773
Bancorp Commercial Mtg. Trust FRS Series 2017-CRE2, Class B 1.75% (1 ML+1.60%) due 08/15/2032*(3)	1,031,000	1,030,580
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class D 2.25% (1 ML+2.10%) due 09/15/2035*(3)	655,000	605,081
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.45% (1 ML+2.30%) due 09/15/2036*(3)	270,000	249,100
Bancorp Commercial Mtg. Trust FRS Series 2018-CR3, Class D 2.85% (1 ML+2.70%) due 01/15/2033*(3)	716,847	685,984
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,452,517
BDS, Ltd. FRS Series 2018-F12, Class A 1.10% (1 ML+0.95%) due 08/15/2035*(3)	408,426	406,409
BDS, Ltd. FRS Series 2019-FL4, Class A 1.25% (1 ML+1.10%) due 08/15/2036*	2,333,000	2,311,434
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 3.36% due 08/25/2033(1)(4)	121,544	120,310
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,096,652
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.55% (1 ML+1.40%) due 02/16/2037*(3)	875,000	859,775
Blackstone Mtg. Trust, Inc. FRS Series 2017-FL1, Class D 2.85% (1 ML+2.70%) due 06/15/2035*(3)	730,000	723,659
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.15% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,415,006
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,847,000	1,861,519
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	1,699,833	1,714,336
Business Jet Securities LLC Series 2018-1, Class A 4.34% due 02/15/2033*	2,362,653	2,383,961
Business Jet Securities LLC Series 2018-2, Class A 4.45% due 06/15/2033*	825,329	832,293
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*(10)	1,382,192	1,379,165
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,444,381
Capital Auto Receivables Asset Trust Series 2018-1, Class A3 2.79% due 01/20/2022*	49,427	49,493
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	2,000,000	2,054,592
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,302,081
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,187,213	1,212,541
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	600,665	604,829
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	983,484	998,329
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,995,272
Citigroup Commercial Mtg. Trust Series 2019-C7, Class A4 3.10% due 12/15/2072(3)	380,000	420,907
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	951,937
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.05% (1 ML+1.90%) due 08/20/2035*	910,000	883,639
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.55% (1 ML+2.40%) due 08/20/2035*	1,480,000	1,394,332
Colony American Finance, Ltd. Series 2016-2, Class A 2.55% due 11/15/2048*	279,430	279,896
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,943,393
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,397,542
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,401,271
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,691,700

COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	854,007
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,755,108
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	694,394
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,970,666
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,256,663
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	1,129,191	1,190,814
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,968,863
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,090,501
CPS Auto Receivables Trust Series 2015-B, Class C 4.20% due 05/17/2021*	30,316	30,367
CPS Auto Receivables Trust Series 2019-B, Class B 3.09% due 04/17/2023*	992,357	1,000,709
CPS Auto Receivables Trust Series 2017-C, Class D 3.79% due 06/15/2023*	472,779	479,824
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	66,981	67,159
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,589,091
Credit Acceptance Auto Loan Trust Series 2018-1A, Class A 3.01% due 02/16/2027*	142,555	142,986
Credit Acceptance Auto Loan Trust Series 2017-2A, Class B 3.02% due 04/15/2026*	83,892	83,960
Credit Acceptance Auto Loan Trust Series 2017-2A, Class C 3.35% due 06/15/2026*	250,000	250,233
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 3.59% due 03/25/2034(1)(4)	305,771	316,742
Cutwater, Ltd. FRS Series 2015-1A, Class BR 2.04% (3 ML+1.80%) due 01/15/2029*(2)	4,810,000	4,637,167
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.64% (3 ML+2.40%) due 07/15/2026*(2)	1,155,000	1,134,142
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	844,036	828,845
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	966,514
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	254,594	258,157
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	504,649	523,114
Drive Auto Receivables Trust Series 2017-3, Class D 3.53% due 12/15/2023*	1,687,113	1,713,057
Drive Auto Receivables Trust Series 2018-4, Class C 3.66% due 11/15/2024	839,643	849,116
Drive Auto Receivables Trust Series 2018-3, Class C 3.72% due 09/16/2024	522,893	526,776
Drive Auto Receivables Trust Series 2017-1, Class D 3.84% due 03/15/2023	440,081	446,443
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	534,622
Drive Auto Receivables Trust Series 2017-AA, Class D 4.16% due 05/15/2024*	299,368	302,320
Drive Auto Receivables Trust Series 2016-CA, Class D 4.18% due 03/15/2024*	420,136	426,812
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.79% (3 ML+1.55%) due 04/15/2031*(2)	5,500,000	5,425,651
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.89% (1 ML+0.74%) due 07/19/2044(1)	757,760	705,283
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,571,000	1,613,585
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	1,515,000	1,548,761
DT Auto Owner Trust Series 2018-1A, Class C 3.47% due 12/15/2023*	56,709	56,786
DT Auto Owner Trust Series 2017-1A, Class D 3.55% due 11/15/2022*	57,411	57,549
DT Auto Owner Trust Series 2017-3A, Class D 3.58% due 05/15/2023*	158,352	159,451

DT Auto Owner Trust Series 2018-2A, Class C 3.67% due 03/15/2024*	672,976	676,770
DT Auto Owner Trust Series 2018-1A, Class D 3.81% due 12/15/2023*	496,000	503,915
DT Auto Owner Trust Series 2017, Class B 5.84% due 12/16/2022*(10)	800,000	800,800
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class B 1.85% (1 ML+1.70%) due 04/15/2036*(3)	1,233,000	1,184,856
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	935,000	960,057
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,695,986
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	1,041,000	1,062,525
Exeter Automobile Receivables Trust Series 2017-1A, Class C 3.95% due 12/15/2022*	93,434	94,213
First Investors Auto Owner Trust Series 2017-2A, Class C 3.00% due 08/15/2023*	1,100,000	1,112,773
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 09/17/2025*	1,500,000	1,511,355
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,494,881
Flagship Credit Auto Trust Series 2016-4, Class C 2.71% due 11/15/2022*	146,310	146,838
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,979,042
Flatiron CLO, Ltd. FRS Series 2015-1A, Class BR 1.64% (3 ML+1.40%) due 04/15/2027*(2)	4,102,328	4,057,637
Flatiron CLO, Ltd. FRS Series 2015-1A, Class CR 2.14% (3 ML+1.90%) due 04/15/2027*(2)	760,000	744,736
FORT CRE LLC FRS Series 2018-1A, Class A1 1.50% (1 ML+1.35%) due 11/16/2035*	2,787,500	2,766,705
FORT CRE LLC FRS Series 2018-1A, Class C 2.98% (1 ML+2.83%) due 11/16/2035*	2,370,000	2,275,750
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	468,258	482,807
FREED ABS Trust Series 2019-2, Class A 2.62% due 11/18/2026*	380,027	381,654
FREED ABS Trust Series 2018-1, Class A 3.61% due 07/18/2024*	10,083	10,087
FREED ABS Trust Series 2018-2, Class A 3.99% due 10/20/2025*	142,728	143,345
FTF Funding II LLC Series 2019-1, Class A 8.00% due 08/15/2024*(10)	748,638	393,035
Galaxy CLO, Ltd. FRS Series 2018-29A, Class B 1.68% (3 ML+1.40%) due 11/15/2026*(2)	1,287,655	1,262,130
Galaxy XXIX CLO, Ltd. FRS Series 2018-29A, Class A 1.07% (3 ML+0.79%) due 11/15/2026*(2)	2,174,533	2,155,706
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	749,481	757,988
GLS Auto Receivables Trust Series 2016-1A, Class C 6.90% due 10/15/2021*	23,329	23,350
GoodGreen Trust Series 2019-2A, Class A 2.76% due 10/15/2054*	974,962	995,713
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	729,382	758,148
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	153,507	161,535
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(10)	1,026,522	1,034,812
GPMT, Inc. FRS Series 2018-FL1, Class A 1.04% (1 ML+0.90%) due 11/21/2035*(3)	283,073	281,799
Grand Avenue CRE FRS Series 2019-FL1, Class A 1.27% (1 ML+1.12%) due 06/15/2037*	2,374,000	2,356,784
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(3)	4,864,294	5,326,793
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,999,519

GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.65% (1 ML+0.50%) due 09/25/2035(1)	4,417	4,162
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.92% (3 ML+1.70%) due 07/18/2031*(2)	2,865,000	2,706,757
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(1)(5)	1,790,000	1,831,417
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(1)(5)	1,400,000	1,432,306
Headlands Residential LLC Series 2019-RPL1, Class NOTE 3.97% due 06/25/2024*(1)(5)	1,800,000	1,807,990
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	174,372	177,525
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	590,712	616,814
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	470,868	504,192
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	118,914	121,571
Hunt CRE, Ltd. FRS Series 2018-FL2, Class AS 1.60% (1 ML+1.45%) due 08/15/2028*	351,000	345,833
Hunt CRE, Ltd. FRS Series 2018-FL2, Class B 1.80% (1 ML+1.65%) due 08/15/2028*	722,500	688,202
Hunt CRE, Ltd. FRS Series 2018-FL2, Class C 2.50% (1 ML+2.35%) due 08/15/2028*	238,500	229,052
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,252,563
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 3.19% due 03/25/2035(1)(4)	121,528	122,059
Invitation Homes Trust FRS Series 2017-SFR, Class A 1.00% (1 ML+0.85%) due 12/17/2036*	487,284	486,236
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	5,055,232
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,418,596
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	3,179,724
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 2.48% due 10/25/2033(1)(4)	392,085	396,073
Kabbage Funding LLC Series 2019-1, Class B 4.07% due 03/15/2024*(10)	962,015	964,870
KREF, Ltd. FRS Series 2018-FL1, Class C 2.15% (1 ML+2.00%) due 06/15/2036*	2,332,500	2,266,105
Lendingpoint Asset Securitization Trust Series 2019-2, Class A 3.07% due 11/10/2025*	430,108	431,129
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(1)	1,030,000	1,039,293
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(1)	1,900,000	1,924,516
LL ABS Trust Series 2019-1A, Class A 2.87% due 03/15/2027*	431,760	434,075
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.52% (1 ML+1.37%) due 04/15/2034*(3)	729,379	709,466
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.65% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,866,422
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.75% (1 ML+1.60%) due 04/15/2034*(3)	938,344	896,396
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.10% (1 ML+1.95%) due 04/15/2034*(3)	883,353	832,878
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.60% (1 ML+2.45%) due 05/15/2036*	501,000	453,576
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.70% (1 ML+2.55%) due 05/15/2028*	1,025,000	989,554
Loomis Sayles CLO II, Ltd. FRS Series 2015-2A, Class A1R 1.18% (3 ML+0.90%) due 04/15/2028*(2)	2,103,025	2,084,828

LV Tower 52 Series 2013-1, Class A 5.75% due 07/15/2019*(10)	1,032,491	1,041,360
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,080,683
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.79% (1 ML+0.64%) due 10/25/2028(1)	282,773	279,199
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.26% (6 ML+0.68%) due 01/25/2029(1)	660,128	663,223
MF1, Ltd. FRS Series 2020-FL4, Class AS 1.00% (1 ML+2.10%) due 11/15/2035*	1,334,500	1,334,758
MF1, Ltd. FRS Series 2019-FL2, Class AS 1.58% (1 ML+1.43%) due 12/25/2034*(3)	5,380,000	5,292,990
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,309,522
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,991,033
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,231,917
Nationstar HECM Loan Trust VRS Series 2020-1A, Class A1 1.27% due 09/25/2030*(4)	1,962,203	1,962,640
Navistar Financial Dealer Note Master Owner Trust II FRS Series 2019-1, Class A 0.79% (1 ML+0.64%) due 05/25/2024*	2,778,000	2,779,343
Neuberger Berman CLO XVI-S, Ltd. FRS Series 2017-16SA, Class B 1.49% (3 ML+1.25%) due 01/15/2028*(2)	1,920,000	1,889,931
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,206,183
NextGear Floorplan Master Owner Trust Series 2018-1A, Class A2 3.22% due 02/15/2023*	1,360,000	1,370,213
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.59% (3 ML+1.35%) due 07/15/2027*(2)	2,490,000	2,454,256
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	927,386	957,101
Oportun Funding IX LLC Series 2018-B, Class A 3.91% due 07/08/2024*	1,941,000	1,972,470
Oportun Funding VIII LLC Series 2018-A, Class A 3.61% due 03/08/2024*	1,012,000	1,013,489
Oportun Funding X LLC Series 2018-C, Class A 4.10% due 10/08/2024*	2,653,000	2,695,844
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(10)	1,100,000	1,100,000
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.60% (3 ML+1.35%) due 02/20/2028*(2)	1,890,000	1,844,559
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.15% (3 ML+1.90%) due 02/20/2028*(2)	1,671,732	1,590,673
Parallel, Ltd. FRS Series 2015-1A, Class 1R 1.97% (3 ML+1.75%) due 07/20/2027*(2)	680,000	655,286
Parallel, Ltd. FRS Series 2015-1A, Class 2R 1.97% (3 ML+1.75%) due 07/20/2027*(2)	730,000	704,911
Pretium Mtg. Credit Partners I Series 2020-NPL3, Class A1 3.10% due 06/27/2060*(5)	1,440,000	1,439,951
Progress Residential Trust Series 2018-SFR2, Class E 4.66% due 08/17/2035*	1,002,000	1,025,676
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.29% (3 ML+1.04%) due 02/20/2030*(2)	1,874,927	1,852,801
RCO V Mtg. LLC 3.10% due 09/25/2025*(1)(5)	1,981,018	1,981,407
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	2,000,000	1,955,878
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	202,060	208,875
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,180,759

Santander Retail Auto Lease Trust Series 2019-A, Class B 3.01% due 05/22/2023*	1,442,000	1,481,382
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	719,339	732,657
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	857,017	875,414
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.83% (1 ML+0.68%) due 10/20/2034(1)	637,305	617,844
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.91% (1 ML+0.76%) due 04/20/2033(1)	657,302	651,863
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(1)(10)	1,203,745	1,203,745
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(1)(10)	844,120	852,561
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.40% (1 ML+0.25%) due 07/19/2035(1)	353,889	347,256
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,372,152
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,450,438
Synchrony Card Issuance Trust Series 2018-A1, Class A1 3.38% due 09/15/2024	1,200,000	1,231,857
THL Credit Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.94% (3 ML+1.70%) due 10/15/2027*(2)	435,000	419,112
THL Credit Wind River CLO, Ltd. FRS Series 2012-1A, Class CR2 2.29% (3 ML+2.05%) due 01/15/2026*(2)	2,311,210	2,287,259
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 3.09% due 12/25/2044(1)(4)	83,903	82,738
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.71% (3 ML+1.50%) due 04/26/2028*(2)	2,991,269	2,938,871
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(1)(5)	1,333,000	1,359,719
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*(10)	2,122,348	2,122,348
Tricolor Auto Securitization Trust Series 2018-1A, Class A 5.05% due 12/15/2020*	40,057	40,158
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	467,152	467,435
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,719,511
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(1)	2,300,000	2,324,029
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,377,536
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	3,149,116
US Auto Funding LLC Series 2019-1A, Class B 3.99% due 12/15/2022*	1,700,000	1,725,691
US Auto Funding LLC Series 2018-1A, Class A 5.50% due 07/15/2023*	343,270	351,831
Vericrest Opportunity Loan Trust Series 2020-NPL2, Class A1A 2.98% due 02/25/2050*(5)	1,188,761	1,189,661
Vericrest Opportunity Loan Trust Series 2019-NPL7, Class A1A 3.18% due 10/25/2049*(5)	530,581	531,414
Vericrest Opportunity Loan Trust Series 2019-NPL8, Class A1A 3.28% due 11/25/2049*(5)	1,008,261	1,010,187
Verizon Owner Trust Series 2017-3A, Class A1A 2.06% due 04/20/2022*	67,082	67,151
Verizon Owner Trust Series 2018-1A, Class A1A 2.82% due 09/20/2022*	960,076	967,217
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	1,417,178	1,420,852
Veros Automobile Receivables Trust Series 2018-1, Class B 4.05% due 02/15/2024*	552,331	553,387
VM DEBT LLC Series 2019-1 7.50% due 06/15/2024*(10)	1,319,766	1,295,901
VOLT LLC Series 2020 3.17% due 07/27/2023*(10)	1,809,539	1,774,253
VOLT LXXX LLC Series 2019-NPL6, Class A1B 4.09% due 10/25/2049*(5)	1,950,000	1,924,859

VOLT LXXXIII LLC Series 2019-NPL9, Class A1A 3.33% due 11/26/2049*(5)	1,095,513	1,096,916
VOLT LXXXV LLC Series 2020-NPL1, Class A1A 3.23% due 01/25/2050*(5)	1,012,022	1,014,146
VOLT LXXXVII LLC Series 2020-NPL3, Class A1A 2.98% due 02/25/2050*(5)	1,199,029	1,199,272
VOLT LXXXVIII LLC Series 2020-NPLS, Class A1 2.98% due 03/25/2050*(5)	1,655,408	1,652,212
Voya, Ltd. CLO FRS Series 2012-4A, Class A2AR 2.14% (3 ML+1.90%) due 10/15/2030*(2)	930,000	922,899
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	374,929	389,833
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.61% (1 ML+0.46%) due 04/25/2045(1)	37,488	37,499
Wells Fargo Commercial Mtg. Trust Series 2019-C53, Class A4 3.04% due 10/15/2052(3)	4,885,325	5,386,820
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,175,676
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(3)	2,412,000	2,666,757
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,152,876
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,832,116
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	806,375
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,399,072
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	799,812
West CLO, Ltd. FRS Series 2014-1A, Class A2R 1.57% (3 ML+1.35%) due 07/18/2026*(2)	3,056,084	3,039,160
West CLO, Ltd. FRS Series 2014-1A, Class CR 3.22% (3 ML+3.00%) due 07/18/2026*(2)	650,000	646,606
Westgate Resorts LLC Series 2017-1A, Class A 3.05% due 12/20/2030*	124,188	124,579
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,127,250

Total Asset Backed Securities (cost $350,662,050)		354,569,530

U.S. CORPORATE BONDS & NOTES — 31.9%
Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	403,453
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	394,851
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,258,490
Boeing Co. Senior Notes 4.51% due 05/01/2023	1,106,000	1,171,647
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	288,172
Boeing Co. Senior Notes 5.15% due 05/01/2030	415,000	458,629
Boeing Co. Senior Notes 5.71% due 05/01/2040	350,000	405,987
Lockheed Martin Corp. Senior Notes 3.10% due 01/15/2023	104,000	109,725
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	300,000	383,506
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	247,978
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	111,742
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	59,029
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	105,000	112,587
Raytheon Technologies Corp. Senior Bonds 4.35% due 04/15/2047*	50,000	61,156
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	257,603
United Technologies Corp. Senior Notes 4.05% due 05/04/2047	1,533,000	1,826,216

United Technologies Corp. Senior Notes 4.13% due 11/16/2028	950,000	1,114,024
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	353,265
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	282,049

		9,300,109

Aerospace/Defense-Equipment — 0.1%
Harris Corp. Senior Notes 3.83% due 04/27/2025	100,000	111,440
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	258,048
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,603,000	1,600,996

		1,970,484

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.50% due 11/24/2020	122,000	122,216
Cargill, Inc. Senior Notes 2.13% due 04/23/2030*	638,000	665,026
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	47,772

		835,014

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	235,051	217,734
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	167,408	157,920
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	236,968	187,220
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	81,941	79,084
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	378,516	371,788
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	185,647	174,929
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	596,000	557,971
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	496,809	474,611
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	180,752	145,025
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	260,543	250,035
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	484,796	479,014
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	433,195	366,684
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	116,934	92,491

		3,554,506

Applications Software — 0.4%
Microsoft Corp. Senior Notes 2.00% due 08/08/2023	3,193,000	3,333,671
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	217,009
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	953,000	971,260
Microsoft Corp. Senior Bonds 2.68% due 06/01/2060	282,000	287,931
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	166,350
Microsoft Corp. Senior Notes 3.95% due 08/08/2056	91,000	116,794
Microsoft Corp. Senior Notes 4.10% due 02/06/2037	1,608,000	2,055,529
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	200,983

SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	510,000	542,043

		7,891,570

Athletic Footwear — 0.2%
NIKE, Inc. Senior Notes 3.38% due 03/27/2050	3,000,000	3,449,698

Auto-Cars/Light Trucks — 0.4%
General Motors Financial Co., Inc. Senior Notes 3.60% due 06/21/2030	2,084,000	2,192,411
General Motors Financial Co., Inc. Company Guar. Notes 4.00% due 10/06/2026	523,000	567,480
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	843,000	921,231
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	269,332
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,370,000	1,380,557
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	2,020,528
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	831,849

		8,183,388

Auto-Heavy Duty Trucks — 0.1%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	1,710,000	1,761,300

Banks-Commercial — 0.5%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	390,664
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	364,669
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	47,000	47,603
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032*	94,000	94,449
Compass Bank Senior Notes 2.88% due 06/29/2022	4,211,000	4,356,537
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	520,559
PNC Bank NA Senior Notes 3.10% due 10/25/2027	3,099,000	3,442,266
Regions Financial Corp. Senior Notes 2.75% due 08/14/2022	108,000	112,176
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	106,000	115,268
SunTrust Bank Sub. Notes 3.30% due 05/15/2026	200,000	222,611
SunTrust Banks, Inc. Senior Notes 2.70% due 01/27/2022	102,000	104,771
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	60,088
Truist Bank Sub. Notes 2.25% due 03/11/2030	466,000	479,240
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	270,000	278,235

		10,589,136

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 02/07/2022	100,000	102,735
Bank of New York Mellon Corp. Senior Notes 3.25% due 09/11/2024	720,000	788,526
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	830,000	855,685
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	113,920

		1,860,866

Banks-Super Regional — 1.1%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	86,209
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	3,740,000	4,025,017
US Bancorp Senior Notes 2.35% due 01/29/2021	300,000	300,996
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	348,170
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	3,408,000	3,547,562
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	4,634,000	4,794,446

Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	1,052,000	1,083,799
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	640,000	697,082
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,564,800
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	222,612
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	615,332
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	154,209
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	144,000	177,205
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	140,903
Wells Fargo & Co. Senior Notes 5.01% due 04/04/2051	2,695,000	3,646,022

		21,404,364

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	200,000	214,384
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	83,709
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	337,000	375,888
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	690,000	786,387
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	128,587
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	206,428
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	1,374,000	1,633,351

		3,428,734

Brewery — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,769,275
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,740,000	2,128,260
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.70% due 02/01/2024	1,244,000	1,357,868
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	76,890
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.35% due 06/01/2040	450,000	529,953
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	631,753
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	470,932
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.50% due 06/01/2050	590,000	696,960
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	250,951
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	392,374
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,684,000	3,473,312
Constellation Brands, Inc. Senior Notes 2.88% due 05/01/2030	411,000	442,681
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	598,000	666,661
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	167,622
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	114,006

		13,169,498

Broadcast Services/Program — 0.4%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055*	482,000	489,886
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,440,000	1,622,923

Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	11,912
Fox Corp. Senior Notes 3.50% due 04/08/2030	539,000	603,561
Fox Corp. Senior Notes 4.71% due 01/25/2029	3,821,000	4,540,084

		7,268,366

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050*	5,156,000	5,567,622
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,289,606

		6,857,228

Building Products-Cement — 0.5%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	247,957
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	950,000	983,830
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	733,000	808,332
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,959,292
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	1,504,000	1,708,834
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,320,752

		9,028,997

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	169,841
Masco Corp. Senior Notes 4.38% due 04/01/2026	2,400,000	2,794,935
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	317,163

		3,281,939

Cable/Satellite TV — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	2,110,000	2,216,555
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	410,000	451,104
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	580,992
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,823,783
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	165,000
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	714,000	964,711
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	247,330
Comcast Corp. Company Guar. Notes 1.50% due 02/15/2031	600,000	586,217
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	305,000	310,837
Comcast Corp. Company Guar. Notes 3.15% due 03/01/2026	338,000	374,974
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	334,455
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	340,000	378,012
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	2,283,000	2,548,396
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	323,975
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	364,371

Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	773,858
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	385,000	490,655
Comcast Corp. Company Guar. Notes 4.95% due 10/15/2058	485,000	699,976
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	355,000	348,217
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	2,172,000	2,103,535
Cox Communications, Inc. Senior Notes 3.15% due 08/15/2024*	2,762,000	2,975,841
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	148,766
Cox Communications, Inc. Senior Notes 4.60% due 08/15/2047*	137,000	166,179
CSC Holdings LLC Company Guar. Notes 5.50% due 05/15/2026*	1,625,000	1,690,812
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 07/15/2026*	1,730,000	1,801,726
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,877,000	3,125,298
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	150,000	180,265

		27,175,840

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	625,000	632,624

Cellular Telecom — 0.5%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	208,000	210,150
T-Mobile USA, Inc. Senior Sec. Notes 1.50% due 02/15/2026*	340,000	341,292
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	1,230,000	1,248,450
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031*	4,166,000	4,245,571
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041*	935,000	906,819
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027*	1,025,000	1,144,566
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040*	762,000	881,283

		8,978,131

Chemicals-Diversified — 0.1%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	385,214
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	213,622
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	290,000	290,723
Nutrition & Biosciences, Inc. Senior Notes 3.47% due 12/01/2050*	130,000	133,074

		1,022,633

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	170,749
Ecolab, Inc. Senior Notes 3.25% due 01/14/2023	154,000	162,381
International Flavors & Fragrances, Inc. Senior Notes 4.45% due 09/26/2028	135,000	158,886
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	177,965

		669,981

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 3.13% due 06/01/2024	103,000	111,540

Commercial Services — 0.0%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	741,054

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	422,949
S&P Global, Inc. Company Guar. Notes 3.25% due 12/01/2049	500,000	557,442

		980,391

Computer Services — 0.1%
DXC Technology Co. Senior Notes 4.25% due 04/15/2024	129,000	138,828
International Business Machines Corp. Senior Notes 1.70% due 05/15/2027	1,175,000	1,200,316
International Business Machines Corp. Senior Notes 3.30% due 05/15/2026	735,000	824,648
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031*	235,000	232,955

		2,396,747

Computers — 0.9%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	280,000	285,957
Apple, Inc. Senior Notes 2.55% due 08/20/2060	5,730,000	5,519,030
Apple, Inc. Senior Notes 2.90% due 09/12/2027	348,000	387,773
Apple, Inc. Senior Notes 3.00% due 06/20/2027	300,000	335,612
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	319,595
Apple, Inc. Senior Notes 3.20% due 05/11/2027	171,000	192,648
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	608,712
Apple, Inc. Senior Notes 3.85% due 05/04/2043	730,000	895,674
Apple, Inc. Senior Notes 3.85% due 08/04/2046	813,000	996,174
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,921,271
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	4,508,000	5,223,032
Dell International LLC/EMC Corp. Senior Sec. Notes 5.45% due 06/15/2023*	235,000	258,579
Dell International LLC/EMC Corp. Senior Sec. Notes 6.02% due 06/15/2026*	590,000	699,413
Hewlett Packard Enterprise Co. Senior Notes 1.45% due 04/01/2024	520,000	529,544
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	333,319

		18,506,333

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,956,875
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	465,599
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	333,799
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	50,982

		3,807,255

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	962,209
Unilever Capital Corp. Company Guar. Notes 3.38% due 03/22/2025	120,000	132,862

		1,095,071

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,398,852
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	199,291
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,760,000	1,975,758
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	216,720

		3,790,621

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	450,000	495,735

Distribution/Wholesale — 0.2%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,547,875
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,450,000	1,460,875
Univar Solutions USA, Inc. Company Guar. Notes 5.13% due 12/01/2027*	585,000	606,247

WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	133,154

		3,748,151

Diversified Banking Institutions — 3.8%
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	286,470
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,950,980
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	7,339,000	7,409,747
Bank of America Corp. Senior Notes 2.88% due 04/24/2023	630,000	650,696
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	420,169
Bank of America Corp. Senior Notes 3.12% due 01/20/2023	144,000	148,349
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	2,700,000	2,862,468
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	218,191
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	3,566,000	3,961,541
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	426,213
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,123,689
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	329,280
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,682,000	1,931,923
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	324,651
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	312,327
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	2,444,000	3,120,953
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	5,209,344
Citigroup, Inc. Senior Notes 2.75% due 04/25/2022	800,000	825,467
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	968,843
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	213,361
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	200,000	222,339
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	700,000	784,123
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	662,630
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	688,275
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	618,003
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	214,992
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	61,151
Goldman Sachs Group, Inc. Senior Notes 2.88% due 10/31/2022	1,800,000	1,842,651
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	450,000	466,250
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	525,447
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	698,000	787,039
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	646,073
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,818,931
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,635,786
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	4,017,000	4,509,875
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,133,000	5,956,022
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,262,000	2,661,944

Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	298,515
Morgan Stanley Senior Notes 2.63% due 11/17/2021	330,000	337,836
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	289,889
Morgan Stanley Senior Notes 3.13% due 07/27/2026	236,000	260,396
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	599,619
Morgan Stanley Senior Notes 3.63% due 01/20/2027	457,000	519,096
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	316,698
Morgan Stanley Senior Notes 3.88% due 01/27/2026	3,445,000	3,915,684
Morgan Stanley Senior Notes 4.00% due 07/23/2025	928,000	1,054,638
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	324,751
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,275,000	1,648,274
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	87,144
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	376,323
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	268,739
Morgan Stanley Senior Notes 5.50% due 07/28/2021	690,000	715,962
Morgan Stanley Senior Notes 5.60% due 03/24/2051	2,000,000	3,027,372

		73,837,129

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	410,503
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	200,000	235,164
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	74,665
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	220,723

		941,055

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	84,000	92,638
Becton Dickinson and Co. Senior Notes 3.79% due 05/20/2050	2,784,000	3,101,495

		3,194,133

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	160,000	158,570
Amazon.com, Inc. Senior Notes 2.70% due 06/03/2060	150,000	152,476
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	490,609

		801,655

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	1,046,000	1,220,562
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	224,017
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,532,866

		3,977,445

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	140,129
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	163,137
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	154,360
National Rural Utilities Cooperative Finance Corp. Senior Sec. Notes 2.95% due 02/07/2024	87,000	92,966
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	160,156

New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	125,831
NextEra Energy Operating Partners LP Company Guar. Notes 4.50% due 09/15/2027*	285,000	311,362

		1,147,941

Electric-Generation — 0.0%
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	386,935
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	116,320

		503,255

Electric-Integrated — 1.4%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	57,753
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	72,814
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	136,511
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	444,057
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	466,118
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	245,048
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	198,816
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	303,801
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	124,549
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	124,220
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	231,228
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	780,411
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	128,039
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	258,216
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	187,966
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	197,322
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	200,000	225,517
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	139,566
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	221,236
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	348,931
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	430,273
Edison International Senior Notes 3.55% due 11/15/2024	734,000	774,849
Edison International Senior Notes 5.75% due 06/15/2027	200,000	227,062
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	584,786
Entergy Arkansas, Inc. 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	99,156
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	122,602
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	478,846
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	661,000	689,091
Exelon Corp. Senior Notes 4.70% due 04/15/2050	582,000	742,518
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	275,353
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	227,291
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	3,047,000	2,968,358
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	635,000	583,622

FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	2,685,000	2,918,945
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	485,894
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	277,690
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	127,877
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	284,863
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	755,321
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	252,497
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	127,236
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	459,278
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	392,437
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	810,076
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	1,470,000	1,338,174
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	419,604
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	166,865
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,381,084
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	321,359
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	211,901
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	59,271
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	637,162
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	75,295
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	227,901
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	137,364
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	219,613
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	371,397
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	121,329
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	101,430
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	120,866
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	124,752
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	232,500
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	119,491
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	257,792
Xcel Energy, Inc. Senior Notes 2.40% due 03/15/2021	100,000	100,594
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	246,074

		26,979,858

Electric-Transmission — 0.2%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	972,000	1,085,169
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	102,623
AEP Transmission Co. LLC Senior Notes 3.65% due 04/01/2050	858,000	998,257
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	364,922

ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	224,979
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	466,194
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	79,105

		3,321,249

Electronic Components-Semiconductors — 0.6%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	4,088,000	4,512,668
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	507,000	564,676
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,847,000	3,189,422
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	500,000	562,080
Broadcom, Inc. Company Guar. Notes 4.75% due 04/15/2029	2,800,000	3,249,241

		12,078,087

Electronic Measurement Instruments — 0.0%
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	680,000	680,362
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	62,000	61,994

		742,356

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	47,328
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	206,211
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	147,918

		401,457

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	128,348
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	371,628
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	468,803
Oracle Corp. Senior Notes 2.95% due 11/15/2024	400,000	432,925
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	652,938
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	231,052
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	63,024
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	54,965
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	100,599
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	247,206

		2,751,488

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	113,320
Capital One Financial Corp. Senior Notes 3.75% due 04/24/2024	1,065,000	1,158,997
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	111,201
Western Union Co. Senior Notes 3.60% due 03/15/2022	300,000	310,790

		1,694,308

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,608,000	4,008,424

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	495,316
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	197,150
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	739,185
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	363,000	368,506

Air Lease Corp. Senior Notes 3.75% due 06/01/2026	460,000	472,950
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	160,059
International Lease Finance Corp. Senior Notes 8.63% due 01/15/2022	500,000	535,925

		2,969,091

Finance-Other Services — 0.5%
Blackstone/GSO Secured Lending Fund Senior Notes 3.65% due 07/14/2023*	390,000	393,714
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	291,000	318,634
GTP Acquisition Partners I LLC Sec. Notes 3.48% due 06/15/2050*	171,000	183,322
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	613,899
Intercontinental Exchange, Inc. Senior Notes 3.00% due 06/15/2050	1,602,000	1,685,929
Intercontinental Exchange, Inc. Senior Bonds 3.00% due 09/15/2060	2,391,000	2,404,091
Intercontinental Exchange, Inc. Company Guar. Notes 3.10% due 09/15/2027	2,993,000	3,300,997
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	1,073,000	1,240,002

		10,140,588

Food-Confectionery — 0.1%
Mondelez International, Inc. Senior Notes 1.50% due 05/04/2025	160,000	164,313
Mondelez International, Inc. Senior Notes 2.63% due 09/04/2050	1,450,000	1,376,748

		1,541,061

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	743,746
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	256,505

		1,000,251

Food-Misc./Diversified — 0.2%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	145,118
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	135,664
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	287,288
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	806,000	873,423
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	225,000	253,959
General Mills, Inc. Senior Notes 4.55% due 04/17/2038	55,000	68,915
Kellogg Co. Senior Notes 2.10% due 06/01/2030	290,000	296,419
Mars, Inc. Senior Notes 1.63% due 07/16/2032*	760,000	743,831
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	795,464

		3,600,081

Food-Retail — 0.1%
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	505,530
The Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	593,966

		1,099,496

Gas-Distribution — 0.7%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	93,666
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	330,823
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,603,000	3,961,050
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	306,589
Dominion Energy Gas Holdings LLC Senior Notes 3.90% due 11/15/2049	423,000	475,358
East Ohio Gas Co. Senior Notes 3.00% due 06/15/2050*	810,000	820,921
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,186,000	3,500,577

NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	351,244
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	264,129
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,697,000	3,063,477
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	710,818
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	60,865
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	78,972

		14,018,489

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,784,000	1,760,705
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	808,838

		2,569,543

Independent Power Producers — 0.0%
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	600,000	630,750
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	330,820

		961,570

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.35% due 06/01/2025	700,000	718,667

Insurance Brokers — 0.5%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	4,112,722
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	910,000	913,990
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	3,093,000	3,861,071

		8,887,783

Insurance-Life/Health — 0.1%
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	187,366
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,182,898
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	185,093
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	472,607
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	263,940
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	106,901
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	258,406
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	234,504

		2,891,715

Insurance-Multi-line — 0.3%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	325,384
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	79,619
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,747,000	2,987,958
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	1,057,000	1,179,701
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	306,744
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	343,520

		5,222,926

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	109,477
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	422,393
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	180,339

New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	376,062

		1,088,271

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	687,635
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	330,054
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	254,969
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	318,127
Progressive Corp. Senior Notes 3.20% due 03/26/2030	1,067,000	1,216,716

		2,807,501

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	1,420,000	1,446,597

Internet Brokers — 0.4%
E*TRADE Financial Corp. Senior Notes 3.80% due 08/24/2027	4,193,000	4,747,371
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	1,523,000	1,803,733
TD Ameritrade Holding Corp. Senior Notes 3.30% due 04/01/2027	481,000	535,717

		7,086,821

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	595,000	669,197

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	134,576
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,879,850

		2,014,426

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	733,789
Caterpillar Financial Services Corp. Senior Notes 3.25% due 12/01/2024	180,000	198,628
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	147,362

		1,079,779

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,184,730

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	1,242,000	1,263,455
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	583,416
John Deere Capital Corp. Senior Notes 2.25% due 09/14/2026	270,000	291,024

		2,137,895

Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	3,075,000	3,273,399
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	4,112,576

		7,385,975

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	54,372

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	581,889
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	1,044,427
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,874,767
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	1,380,000	1,595,111
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	248,113

		5,344,307

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	203,000	209,828
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	63,364

		273,192

Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	300,000	299,884
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	1,147,000	1,243,995
Zimmer Biomet Holdings, Inc. Senior Notes 3.70% due 03/19/2023	97,000	103,545

		1,647,424

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	278,393
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	30,252
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	18,654
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	549,194
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	145,000	140,318
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	586,539
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	867,577

		2,470,927

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023*	300,000	313,177
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	794,000	868,733
AbbVie, Inc. Senior Notes 3.45% due 03/15/2022*	450,000	465,871
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025*	4,103,000	4,553,918
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024*	230,000	251,938
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039*	784,000	899,054
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	328,832
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	510,514
Bristol-Myers Squibb Co. Senior Notes 3.20% due 06/15/2026	358,000	400,740
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	381,648
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	297,425
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	205,040
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	345,000	475,185
Bristol-Myers Squibb Co. Senior Notes 5.70% due 10/15/2040	114,000	160,224
Eli Lilly and Co. Senior Bonds 2.50% due 09/15/2060	500,000	468,296
Pfizer, Inc. Senior Notes 3.90% due 03/15/2039	480,000	579,631
Upjohn, Inc. Company Guar. Notes 2.30% due 06/22/2027*	1,157,000	1,196,781
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	379,304

		12,736,311

Medical-HMO — 0.2%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	589,713
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	121,016
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	223,680
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	481,821
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	903,000	1,080,280
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	341,144
WellPoint, Inc. Senior Notes 4.65% due 08/15/2044	180,000	225,923

		3,063,577

Medical-Hospitals — 1.3%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	403,312
Bon Secours Mercy Health, Inc. Sec. Notes 3.46% due 06/01/2030	540,000	602,481
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	251,631
Children’s National Medical Center Notes 2.93% due 07/15/2050	340,000	315,475
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	275,724
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	274,535
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	270,087
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	338,079
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	386,812
Hackensack Meridian Health, Inc. Senior Sec. Notes 4.21% due 07/01/2048	1,583,000	1,894,717
Hackensack Meridian Health, Inc. Sec. Notes 4.50% due 07/01/2057	2,009,000	2,581,854
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	672,348
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,262,000	2,566,953
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	407,780
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,285,213
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	2,810,000	3,270,699
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	624,961
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	225,337
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	626,472
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	1,720,000	1,903,558
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	263,523
Partners Healthcare System, Inc. Notes 3.34% due 07/01/2060	1,138,000	1,202,054
Providence St Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	91,422
Rush Obligated Group Notes 3.92% due 11/15/2029	512,000	584,429
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	195,570
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	494,977
Tower Health Bonds 4.45% due 02/01/2050	3,152,000	2,638,795
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	328,954
Yale-New Haven Health Services Corp. Notes 2.50% due 07/01/2050	390,000	371,693

		26,349,445

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	159,027

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	160,000	176,775
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	187,698
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	122,845

		487,318

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 5.88% due 09/30/2026*	1,800,000	1,857,384

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 1.63% due 09/01/2025*	1,250,000	1,242,399

Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,224,833
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,426,318

		3,893,550

Multimedia — 0.2%
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	2,737,000	3,053,725
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	609,174

		3,662,899

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	448,636
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	1,322,000	1,537,348

		1,985,984

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	171,431

Oil Companies-Exploration & Production — 0.2%
Alberta Energy Co., Ltd. Company Guar. Notes 7.38% due 11/01/2031	100,000	100,633
Alberta Energy Co., Ltd. Company Guar. Notes 8.13% due 09/15/2030	150,000	155,647
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	260,000	262,255
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	267,823
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	287,321
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	681,975
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	114,746
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	193,024
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	211,845
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	68,000	69,237
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	280,000	309,823
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	130,000	169,265
Noble Energy, Inc. Senior Notes 6.00% due 03/01/2041	180,000	252,850
Ovintiv, Inc. Company Guar. Notes 7.20% due 11/01/2031	100,000	99,175
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	486,730

		3,662,349

Oil Companies-Integrated — 0.3%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	395,000	385,249
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	407,984
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	323,676
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	257,770
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	580,000	612,715
Exxon Mobil Corp. Senior Notes 2.99% due 03/19/2025	640,000	696,115
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	418,218
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	509,468
Exxon Mobil Corp. Senior Bonds 3.45% due 04/15/2051	1,219,000	1,277,050
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	210,478
Exxon Mobil Corp. Senior Notes 4.23% due 03/19/2040	853,000	1,022,656

		6,121,379

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.50% due 05/01/2023	666,000	716,721

Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,125,057
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	1,070,000	1,166,364
Valero Energy Corp. Senior Notes 1.20% due 03/15/2024	590,000	577,961
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	391,591

		4,977,694

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	177,366
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,547,000	3,447,579
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	23,848
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	89,252
Halliburton Co. Senior Notes 5.00% due 11/15/2045	1,111,000	1,100,879
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	242,747

		5,081,671

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	153,113

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	819,605

Pharmacy Services — 0.4%
Cigna Corp. Senior Notes 2.40% due 03/15/2030	1,762,000	1,827,870
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	2,677,000	2,896,100
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	240,000	229,129
CVS Health Corp. Senior Notes 3.25% due 08/15/2029	410,000	448,996
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	339,000	392,560
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,577,743
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	206,683	255,277
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	278,247	365,304

		7,992,979

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,831,632
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,500,341

		5,331,973

Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	288,495
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	213,612
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	230,100
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	529,519
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	151,000	169,198
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,580,000	1,610,842
Enable Midstream Partners LP Senior Notes 4.15% due 09/15/2029	272,000	243,767
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	150,000	143,865
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	128,000	137,157
Energy Transfer Operating LP Company Guar. Notes 5.00% due 05/15/2050	295,000	275,555
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	377,000	386,212

EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	300,000	258,063
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	637,553
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 01/31/2051	375,000	370,879
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	784,569
Enterprise Products Operating LLC Company Guar. Notes 3.95% due 01/31/2060	240,000	235,222
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	203,792
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	354,462
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	265,797
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	325,000	324,703
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,700,000	1,935,902
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	260,000	246,961
Kinder Morgan, Inc. Company Guar. Notes 3.25% due 08/01/2050	320,000	288,648
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	110,887
Magellan Midstream Partners LP Senior Notes 4.20% due 12/01/2042	108,000	107,211
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	254,870
MPLX LP Senior Notes 2.65% due 08/15/2030	410,000	394,567
MPLX LP Senior Notes 4.13% due 03/01/2027	155,000	169,688
MPLX LP Senior Notes 4.50% due 04/15/2038	210,000	212,716
MPLX LP Senior Notes 5.20% due 03/01/2047	81,000	85,145
MPLX LP Senior Notes 5.25% due 01/15/2025	161,000	166,123
MPLX LP Senior Notes 5.50% due 02/15/2049	175,000	193,956
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	41,521
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	96,875
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	264,967
ONEOK, Inc. Company Guar. Notes 3.40% due 09/01/2029	245,000	238,085
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,614,000	2,541,839
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	635,449
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	250,022
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	51,952
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	106,691
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	5,023,000	4,816,579
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	350,000	307,527
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,114,000	1,209,438
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	657,000	734,999
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	2,386,000	2,686,962
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	109,858
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	195,910
Spectra Energy Partners LP Company Guar. Notes 3.50% due 03/15/2025	140,000	151,836

Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	507,742
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,540,200
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	106,000	116,054
Tennessee Gas Pipeline Co. LLC Company Guar. Notes 2.90% due 03/01/2030*	425,000	433,414
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	64,746
Williams Cos., Inc. Senior Notes 3.90% due 01/15/2025	174,000	188,695
Williams Cos., Inc. Senior Notes 4.85% due 03/01/2048	178,000	194,786

		29,316,183

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	252,927
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	79,884
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	393,095
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	489,704
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	473,045
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	537,486
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	301,342
American Tower Corp. Senior Notes 2.75% due 01/15/2027	982,000	1,053,395
American Tower Corp. Senior Notes 3.10% due 06/15/2050	1,463,000	1,431,592
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	193,478
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,489,000	4,999,791
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	663,233
American Tower Corp. Senior Notes 3.80% due 08/15/2029	703,000	799,967
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	247,297
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	165,055
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	214,815
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	582,893
Crown Castle International Corp. Senior Notes 3.20% due 09/01/2024	937,000	1,011,370
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	1,549,000	1,544,638
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	945,000	1,053,198
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	893,000	1,000,412
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	464,000	523,969
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	100,000	109,706
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	99,051
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	129,468
Duke Realty LP Company Guar. Notes 3.63% due 04/15/2023	270,000	286,029
Equinix, Inc. Senior Notes 1.55% due 03/15/2028	560,000	558,564
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,491,000	2,503,035
Equinix, Inc. Senior Notes 5.38% due 05/15/2027	2,685,000	2,927,091
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	378,895

GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.25% due 06/01/2025	1,006,000	1,099,035
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 11/01/2023	1,705,000	1,824,606
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	232,017
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	277,401
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	394,837
HCP, Inc. Senior Notes 3.88% due 08/15/2024	575,000	632,497
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	329,709
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	289,874
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	847,854
Kimco Realty Corp. Senior Notes 2.70% due 10/01/2030	610,000	617,561
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	470,156
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	290,830
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,205,000	1,260,972
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	323,280
Prologis LP Senior Notes 1.25% due 10/15/2030	325,000	316,028
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	313,959
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	371,910
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	110,140
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	236,143
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	345,893
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	445,320
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027*	775,000	787,594
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	305,539
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	59,236
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	404,477
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	409,170
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	3,589,000	3,640,759
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	74,717
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	274,009
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	389,964
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	891,233

		43,271,145

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 2.60% due 12/01/2021*	200,000	203,950
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	808,623
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,520,498

		2,533,071

Resort/Theme Parks — 0.2%
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	3,205,000	2,978,214

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	329,082
O’Reilly Automotive, Inc. Senior Notes 1.75% due 03/15/2031	175,000	170,317
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	208,538

		707,937

Retail-Automobile — 0.0%
Penske Automotive Group, Inc. Company Guar. Notes 5.50% due 05/15/2026	590,000	608,806

Retail-Building Products — 0.2%
Home Depot, Inc. Senior Notes 3.13% due 12/15/2049	440,000	481,089
Home Depot, Inc. Senior Notes 3.35% due 04/15/2050	1,797,000	2,030,612
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	230,828
Lowe’s Cos., Inc. Senior Notes 1.30% due 04/15/2028	562,000	556,456
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	195,354
Lowe’s Cos., Inc. Senior Notes 3.65% due 04/05/2029	314,000	361,991

		3,856,330

Retail-Discount — 0.0%
Costco Wholesale Corp. Senior Notes 2.75% due 05/18/2024	215,000	231,718
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	232,809
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	293,617

		758,144

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	763,000	903,816
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	531,000	703,361

		1,607,177

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	197,896
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	150,217

		348,113

Schools — 0.1%
Emory University Notes 2.14% due 09/01/2030	510,000	526,558
Pepperdine University Notes 3.30% due 12/01/2059	290,000	304,540
President and Fellows of Harvard College Notes 3.30% due 07/15/2056	304,000	356,780
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	274,086

		1,461,964

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 3.13% due 12/05/2023	122,000	131,069
Analog Devices, Inc. Senior Notes 4.50% due 12/05/2036	57,000	67,373

		198,442

Software Tools — 0.0%
VMware, Inc. Senior Notes 2.95% due 08/21/2022	389,000	403,827

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	778,146
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,767,988
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	568,376
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	771,988

		3,886,498

Specified Purpose Acquisitions — 0.0%
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	238,168	263,623

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 6.40% due 12/01/2037	100,000	146,395
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,159,661
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	167,927
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	494,145

		1,968,128

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	669,576

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	450,000	446,074
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	749,907
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,156,065
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,099,107
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	308,125
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	1,003,000	958,897
AT&T, Inc. Senior Notes 3.55% due 09/15/2055*	2,549,000	2,414,581
AT&T, Inc. Senior Notes 4.30% due 02/15/2030	670,000	781,702
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	2,612,000	2,645,651
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,716,178
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,566,269
Verizon Communications, Inc. Senior Notes 4.67% due 03/15/2055	835,000	1,113,721
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	372,000	494,356
Verizon Communications, Inc. Senior Notes 5.01% due 04/15/2049	214,000	296,038

		15,746,671

Television — 0.0%
CBS Corp. Senior Notes 3.70% due 08/15/2024	540,000	589,117

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	353,941
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,096,000	1,175,964
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	236,115
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	359,740
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	252,609

		2,378,369

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 2.88% due 01/20/2022*	250,000	249,599
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	100,000	100,244
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	545,588

		895,431

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	750,111
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	271,000	312,083
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	451,648
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	92,829
CSX Corp. Senior Notes 3.80% due 04/15/2050	449,000	528,624
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	452,001

Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	241,151
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	115,372

		2,943,819

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	281,314

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	375,762
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	271,343

		647,105

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	289,274

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	545,102
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	512,225

		1,057,327

Web Portals/ISP — 0.1%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	2,130,000	1,901,320

Total U.S. Corporate Bonds & Notes (cost $584,080,482)		626,754,433

FOREIGN CORPORATE BONDS & NOTES — 8.9%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	479,000	476,158
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	232,782
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	311,787

		1,020,727

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	260,626
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	165,169

		425,795

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	346,078
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	88,544
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	143,985

		578,607

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	192,086	180,571
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	271,075	224,703
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	286,345	262,183
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	392,822	365,416
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	292,372	277,802
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	391,526	323,167

		1,633,842

Banks-Commercial — 1.3%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	451,676
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	585,000	635,692
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	740,000	796,262
ASB Bank, Ltd. Senior Notes 3.13% due 05/23/2024*	440,000	472,214

Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	227,652
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	596,124
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	184,980
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	470,716
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	258,087
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	344,194
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,442,415
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	661,294
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	416,230
Commonwealth Bank of Australia Senior Notes 2.85% due 05/18/2026*	300,000	329,601
Commonwealth Bank of Australia Senior Notes 3.45% due 03/16/2023*	300,000	321,209
Commonwealth Bank of Australia Sub. Notes 3.74% due 09/12/2039*	325,000	356,691
Commonwealth Bank of Australia Sub. Notes 4.50% due 12/09/2025*	201,000	226,643
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	542,786
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	272,854
Cooperatieve Rabobank UA Company Guar. Notes 4.63% due 12/01/2023	400,000	444,686
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	933,380
Danske Bank A/S Senior Notes 2.00% due 09/08/2021*	200,000	202,677
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	205,804
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,271,663
Industrial & Commercial Bank of China, Ltd. Senior Notes 2.45% due 10/20/2021	300,000	304,205
ING Groep NV Senior Notes 4.10% due 10/02/2023	925,000	1,015,502
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	283,413
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	293,623
National Australia Bank, Ltd. Senior Notes 2.50% due 07/12/2026	250,000	270,416
National Australia Bank, Ltd. Senior Notes 3.38% due 01/14/2026	250,000	280,584
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	515,724
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	479,335
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	203,825
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	982,788
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	412,429
Santander UK Group Holdings PLC Sub. Notes 4.75% due 09/15/2025*	200,000	220,553
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	250,000	253,781
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	478,708
Standard Chartered PLC Senior Notes 4.25% due 01/20/2023*	400,000	414,911
Standard Chartered PLC Senior Notes 4.31% due 05/21/2030*	200,000	226,178
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	271,683

Toronto-Dominion Bank Senior Notes 2.65% due 06/12/2024	620,000	662,535
Westpac Banking Corp. Senior Notes 2.60% due 11/23/2020	220,000	220,293
Westpac Banking Corp. Senior Notes 2.85% due 05/13/2026	200,000	220,120
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,703,000	2,786,268
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	337,667
Westpac Banking Corp. Sub. Notes 4.42% due 07/24/2039	265,000	320,758

		24,520,829

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	335,234
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	412,780
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	521,186

		1,269,200

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.13% due 04/29/2032	2,304,000	2,392,920

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	239,561

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022	810,000	838,824
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	275,000	334,286
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	190,000	207,402
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	556,894
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	292,669
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	398,475

		2,628,550

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	224,735

Diversified Banking Institutions — 2.4%
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	421,705
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	209,735
Bank of Nova Scotia Sub. Notes 4.50% due 12/16/2025	90,000	103,809
Barclays PLC Senior Notes 2.65% due 06/24/2031	870,000	873,164
Barclays PLC Senior Notes 3.68% due 01/10/2023	652,000	673,549
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,655,486
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	471,344
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,845,967
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	210,000	217,158
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	545,835
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	221,292
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	258,379
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	272,526
Credit Suisse Group AG Senior Notes 3.57% due 01/09/2023*	500,000	516,531
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	278,248
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	282,969

Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 3.75% due 03/26/2025	2,860,000	3,164,487
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	560,593
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	476,114
Deutsche Bank AG Senior Notes 4.25% due 10/14/2021	300,000	308,497
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	596,690
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	575,973
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	221,497
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	224,533
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	331,570
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	808,699
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	208,030
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,363,511
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	256,373
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	482,738
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	221,456
Macquarie Group, Ltd. Senior Notes 3.76% due 11/28/2028*	415,000	451,960
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	355,321
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,274,503
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,748,039
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	795,000	833,418
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	90,897
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024	670,000	725,296
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	407,403
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	706,062
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	358,452
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	210,000	221,023
Royal Bank of Scotland Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	495,508
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023	250,000	269,863
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025	200,000	219,052
Royal Bank of Scotland Group PLC Senior Notes 4.45% due 05/08/2030	450,000	519,182
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029	200,000	235,015
Societe Generale SA Senior Notes 2.63% due 10/16/2024*	200,000	208,018
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	849,000	876,664
Societe Generale SA Senior Notes 3.88% due 03/28/2024*	650,000	701,463
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	250,000	269,531
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	5,018,385
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.44% due 10/19/2021	186,000	189,783
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	201,993

Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 07/12/2022$	300,000	311,693
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.78% due 10/18/2022	247,000	257,892
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.85% due 01/11/2022	300,000	308,670
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	600,000	651,970
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	218,560
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.94% due 10/16/2023	1,000,000	1,093,527
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	398,846
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	307,549
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	207,214
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	2,076,698
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	416,266
UniCredit SpA Senior Notes 6.57% due 01/14/2022*	440,000	465,551

		47,739,725

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	2,967,000	3,208,314

Diversified Manufacturing Operations — 0.0%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	165,529
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	320,575
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	267,896

		754,000

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	273,000	273,206
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	215,305
Anglo American Capital PLC Company Guar. Notes 3.95% due 09/10/2050*	1,958,000	2,012,246
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	200,000	221,175
Glencore Finance Canada, Ltd. Company Guar. Notes 4.95% due 11/15/2021*	450,000	468,744

		3,190,676

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	307,557
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	684,911

		992,468

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	393,766

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,448,383
Korea Southern Power Co., Ltd. Senior Notes 3.00% due 01/29/2021*	200,000	201,176

		1,649,559

Electric-Integrated — 0.5%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,541,898
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	5,631,000	6,256,300
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*	200,000	230,724

Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	203,090

		10,232,012

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,530,000	1,670,217

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	272,036

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	165,270
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	198,643
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	235,397
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	188,923
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	574,414
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	357,573

		1,720,220

Finance-Leasing Companies — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	539,037
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.15% due 02/15/2024	1,000,000	991,313
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/23/2023	150,000	151,295
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	180,000	177,799
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	240,000	246,604
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.45% due 12/16/2021	280,000	285,810
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,783,276
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,894,000	2,086,716
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,126,000	2,084,565
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	383,109
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,120,000	3,185,839
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.50% due 01/15/2023*	605,000	618,309
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,085,000	1,108,265
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	203,506
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	210,564
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*	1,891,156	1,267,075
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	206,023
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	156,454
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.25% due 08/15/2022*	2,040,000	2,100,811
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	440,000	454,906

		20,241,276

Food-Meat Products — 0.0%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	595,000	647,063

Gas-Distribution — 0.0%
Korea Gas Corp. Senior Notes 1.88% due 07/18/2021*	200,000	201,866

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	319,601

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	392,025

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	257,133
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	281,661
Manulife Financial Corp. Sub. Notes 4.06% due 02/24/2032	400,000	431,685

		970,479

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,684,423

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,637,000	2,868,950

Internet Content-Information/News — 0.3%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,731,456
Tencent Holdings, Ltd. Senior Notes 3.24% due 06/03/2050*	3,214,000	3,239,712

		5,971,168

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	140,583

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,488,000	1,615,200

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	240,202

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*	465,000	464,817
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025*	460,000	457,671
Royalty Pharma PLC Company Guar. Notes 1.75% due 09/02/2027*	460,000	456,298
Royalty Pharma PLC Company Guar. Notes 3.30% due 09/02/2040*	380,000	373,851
Royalty Pharma PLC Company Guar. Notes 3.55% due 09/02/2050*	390,000	373,328

		2,125,965

Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	240,000	233,549
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	215,897
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	134,174
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	209,709
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	177,087
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	785,810
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	400,000	411,296
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	2,445,000	2,483,210
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.38% due 07/09/2060	270,000	280,617

		4,931,349

Medical-Generic Drugs — 0.0%
Mylan NV Company Guar. Notes 3.15% due 06/15/2021	200,000	202,897
Mylan NV Company Guar. Notes 3.95% due 06/15/2026	139,000	156,427

		359,324

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	260,000	273,777

Oil Companies-Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	214,000	234,956
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	197,779
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	188,100
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	212,543
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	202,806
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,859,810
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,586,543
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	356,979
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	242,178
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	180,868
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	221,190
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	98,752
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	550,000	564,361
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	2,660,000	2,667,258
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	410,048

		10,224,171

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(4)(10)	693,547	20,806
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.21% (3 ML+3.00%) due 04/30/2023*†(10)	16,922	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.21% (3 ML+3.00%) due 04/28/2027*†(10)	1,756,853	0

		20,806

Pipelines — 0.2%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,425,000	2,775,578
Enbridge, Inc. Company Guar. Notes 4.50% due 06/10/2044	150,000	166,068
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	278,414
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	387,822
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	352,946
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	185,000	216,981

		4,177,809

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	280,366

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	250,000	254,294

Real Estate Investment Trusts — 0.1%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	423,013
Scentre Group Trust 2 Company Guar. Notes 4.75% due 09/24/2080*	405,000	398,463

		821,476

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	241,027
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	264,645

		505,672

Retail-Convenience Store — 0.0%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	245,050

Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	434,213

		679,263

Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	205,703
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	4,958,000	5,301,443

		5,507,146

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 3.60% due 01/19/2027*	150,000	167,661
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	515,347
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	303,721

		986,729

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	270,987

Total Foreign Corporate Bonds & Notes (cost $165,099,004)		174,469,729

U.S. GOVERNMENT AGENCIES — 25.7%
Federal Home Loan Mtg. Corp. — 5.2%
2.00% due 11/01/2040	2,600,000	2,689,429
3.00% due 01/01/2038	1,038,910	1,085,274
3.00% due 03/01/2043	931,493	1,018,573
3.00% due 04/01/2043	70,101	77,279
3.00% due 05/01/2043	120,174	133,290
3.00% due 10/01/2046	5,119,436	5,595,524
3.00% due 02/01/2047	1,577,092	1,714,400
3.00% due 11/01/2048	1,248,440	1,304,032
3.00% due 05/01/2050	473,450	521,695
3.00% due 06/01/2050	433,657	464,999
3.50% due 11/01/2037	717,891	763,081
3.50% due 05/01/2038	184,187	194,277
3.50% due 02/01/2042	110,813	122,292
3.50% due 05/01/2042	39,293	42,993
3.50% due 07/01/2042	179,100	194,578
3.50% due 03/01/2043	98,224	106,721
3.50% due 09/01/2045	3,032,435	3,237,322
3.50% due 12/01/2045	1,750,669	1,869,364
3.50% due 11/01/2046	1,965,642	2,086,572
3.50% due 12/01/2046	1,240,991	1,321,811
3.50% due 03/01/2048	2,896,971	3,069,159
3.50% due 06/01/2048	870,424	918,643
3.50% due 05/01/2049	310,510	330,914
3.50% due 10/01/2049	1,440,057	1,519,767
4.00% due 07/01/2025	58,358	61,893
4.00% due 08/01/2037	145,221	157,021
4.00% due 11/01/2040	61,857	68,170
4.00% due 01/01/2041	560,701	612,590
4.00% due 04/01/2044	751,398	827,930
4.00% due 01/01/2046	891,876	978,925
4.00% due 09/01/2049	1,753,738	1,898,456
4.50% due 07/01/2025	14,441	15,300
4.50% due 07/01/2040	469,601	525,441
4.50% due 03/01/2041	21,116	23,737
4.50% due 05/01/2041	65,038	72,956
4.50% due 05/01/2042	1,214,894	1,365,175
4.50% due 06/01/2048	1,355,192	1,506,196
5.00% due 11/01/2035	12,363	14,242
5.00% due 10/01/2036	26,072	30,083
5.00% due 12/01/2036	13,479	15,540
5.00% due 10/01/2037	4,970	5,732
5.00% due 08/01/2039	23,512	27,140
5.00% due 01/01/2040	24,277	28,008
5.00% due 04/01/2040	18,476	21,342
5.50% due 05/01/2036	5,521	6,467
5.50% due 12/01/2036	1,958	2,242
5.50% due 01/01/2038	19,069	22,453
Series 267, Class 30 3.00% due 08/15/2042(1)	1,034,067	1,080,768
Series 323, Class 300 3.00% due 01/15/2044(1)	448,932	485,812
Series 262, Class 35 3.50% due 07/15/2042(1)	1,874,878	2,073,857
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	747,585
Series 2015-K44, Class B 3.68% due 01/25/2048*(3)(4)	3,390,000	3,650,792
Series 2016-K722, Class B 3.84% due 07/25/2049*(3)(4)	625,000	657,536
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	690,838
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,820,888
Series K718, Class A2 2.79% due 01/25/2022(3)	1,699,000	1,736,838
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,588,666
Series KJ09, Class A2 2.84% due 09/25/2022(3)	366,754	379,470
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,088,540
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	880,565
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,291,262
Series K029, Class A2 3.32% due 02/25/2023(3)	3,000,000	3,183,185

Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	473,145
Series K073, Class A2 3.35% due 01/25/2028(3)	1,154,000	1,328,663
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. FRS
Series KF-12, Class A 0.85% (1 ML+0.70%) due 09/25/2022(3)	39,125	39,168
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(7)	1,927,228	160,454
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(7)	3,341,755	291,187
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(7)	914,237	143,332
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,244,301
Series W5FX, Class AFX 3.21% due 04/25/2028(3)(4)	719,000	805,372
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,200,000	5,506,352
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	781,596
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,283,000	2,543,197
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,260,474
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,495,247
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	791,629
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	1,009,373
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(1)	499,751	458,282
Series 3582, Class MO zero coupon due 10/15/2039(1)	452,723	437,466
Series 4371, Class GZ 2.00% due 05/15/2042(1)	1,350,942	1,339,222
Series 4533, Class GA 3.00% due 06/15/2028(1)	366,812	379,521
Series 4474, Class HJ 3.00% due 07/15/2039(1)	138,097	148,979
Series 4058, Class ME 3.50% due 06/15/2042(1)	126,000	141,715
Series 4374, Class NC 3.75% due 02/15/2046(1)(5)	17,749	17,750
Series 4623, Class WI 4.00% due 08/15/2044(1)(7)	75,967	9,249
Series 4784, Class NZ 4.00% due 05/15/2048(1)	1,850,853	2,011,808
Series 4471, Class PI 4.50% due 12/15/2040(1)(7)	63,575	6,070
Series 2691, Class ZU 5.50% due 09/15/2033(1)	1,733,726	2,019,523
Series 3845, Class AI 5.50% due 02/15/2036(1)(7)	61,539	11,874
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 0.65% (1 ML+0.50%) due 07/15/2042(1)	264,840	267,129
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(1)	478,697	510,152
Series 2019-4, Class MV 3.00% due 02/25/2059(1)	223,004	241,881
Series 2019-1, Class MT 3.50% due 07/25/2058(1)	1,833,455	2,045,973
Series 2019-2, Class MA 3.50% due 08/25/2058(1)	28,957	31,407
Series 2019-2, Class MV 3.50% due 08/25/2058(1)	170,312	190,718
Series 2019-3, Class MA 3.50% due 10/25/2058(1)	354,798	382,320
Series 2019-3, Class MB 3.50% due 10/25/2058(1)	773,514	907,033
Series 2019-3, Class MV 3.50% due 10/25/2058(1)	219,730	245,953
Series 2019-4, Class M55D 4.00% due 02/25/2059(1)	1,522,109	1,684,967

		102,388,112

Federal National Mtg. Assoc. — 10.6%
2.38% due 03/01/2023	6,968,501	7,239,029
2.41% due 05/01/2023	99,535	103,236
2.42% due 10/01/2029	1,900,000	2,055,504
2.50% due 11/01/2031	74,353	77,445
2.50% due 11/01/2046	621,315	657,261
2.50% due 02/01/2050	1,616,168	1,696,417
2.50% due 06/01/2050	989,929	1,059,552
2.50% due 07/01/2050	1,108,736	1,185,386
2.50% due 11/01/2050	1,000,000	1,044,400
2.55% due 05/01/2023	102,567	106,724
2.70% due 04/01/2025	9,529,596	10,220,478
2.77% due 03/01/2022	454,368	463,213
2.82% due 07/01/2022	2,930,780	3,011,062
2.83% due 05/01/2027	2,500,000	2,758,510
2.84% due 04/01/2025	3,781,035	4,072,598
2.89% due 05/01/2027	3,695,088	4,069,455
2.92% due 02/01/2030	1,592,809	1,765,549
2.92% due 05/01/2030	2,000,000	2,247,528
2.93% due 01/01/2025	2,841,591	3,064,476
2.94% due 05/01/2030	1,680,000	1,873,834
2.97% due 06/01/2030	1,918,983	2,138,785
3.00% due 11/01/2028	215,289	228,759
3.00% due 12/01/2031	886,832	948,570
3.00% due 08/01/2033	1,129,589	1,181,902
3.00% due 07/01/2037	311,500	326,816
3.00% due 11/01/2037	584,017	612,772
3.00% due 05/01/2043	424,399	456,198
3.00% due 06/01/2043	1,307,460	1,435,355

3.00% due 09/01/2046	1,018,590	1,113,051
3.00% due 11/01/2046	3,619,990	3,955,701
3.00% due 12/01/2046	511,491	536,672
3.00% due 01/01/2048	2,216,681	2,315,182
3.00% due 02/01/2048	337,932	353,251
3.00% due 08/01/2049	1,750,484	1,833,549
3.00% due 06/01/2050	448,490	493,771
3.00% due 08/01/2050	269,423	282,801
3.00% due 09/01/2050	123,518	129,464
3.03% due 04/01/2030	2,000,000	2,247,475
3.04% due 12/01/2024	2,488,598	2,688,907
3.07% due 09/01/2024	4,023,061	4,335,202
3.10% due 09/01/2025	3,197,039	3,512,873
3.12% due 06/01/2035	2,000,000	2,277,383
3.13% due 06/01/2030	1,000,000	1,143,217
3.16% due 02/01/2032	2,746,963	3,134,827
3.20% due 06/01/2030	978,322	1,110,553
3.30% due 07/01/2030	1,005,000	1,150,469
3.50% due 04/01/2038	564,263	599,438
3.50% due 01/01/2041	662,815	711,833
3.50% due 11/01/2041	15,500	17,129
3.50% due 01/01/2042	217,109	240,491
3.50% due 04/01/2043	98,635	107,137
3.50% due 07/01/2043	851,818	917,637
3.50% due 08/01/2043	424,910	461,328
3.50% due 03/01/2045	641,340	684,454
3.50% due 11/01/2045	417,487	445,493
3.50% due 03/01/2046	215,221	228,769
3.50% due 07/01/2046	1,294,018	1,414,663
3.50% due 12/01/2046	1,088,959	1,158,762
3.50% due 01/01/2047	2,380,273	2,523,966
3.50% due 11/01/2048	431,692	457,527
3.66% due 10/01/2028	1,843,000	2,126,319
3.76% due 12/01/2035	1,856,981	2,235,628
3.77% due 12/01/2025	1,456,707	1,635,303
3.81% due 12/01/2028	920,000	1,081,518
3.95% due 01/01/2027	133,818	152,419
4.00% due 01/01/2035	3,358,126	3,733,249
4.00% due 09/01/2040	1,895,664	2,081,565
4.00% due 11/01/2040	1,268,816	1,397,498
4.00% due 06/01/2041	932,281	1,018,656
4.00% due 10/01/2041	901,704	993,615
4.00% due 11/01/2041	405,691	447,163
4.00% due 01/01/2042	2,870,615	3,148,223
4.00% due 04/01/2042	564,357	622,366
4.00% due 10/01/2042	584,009	644,328
4.00% due 12/01/2042	337,770	371,051
4.00% due 01/01/2043	1,192,558	1,313,805
4.00% due 06/01/2043	568,996	621,634
4.00% due 07/01/2043	333,506	363,757
4.00% due 04/01/2044	294,554	324,392
4.00% due 06/01/2045	1,175,011	1,293,664
4.00% due 02/01/2046	15,129	16,426
4.00% due 08/01/2048	985,102	1,052,768
4.00% due 10/01/2049	1,681,196	1,820,738
4.08% due 01/01/2029	796,404	932,872
4.30% due 06/01/2021	885,824	898,370
4.50% due 05/01/2025	8,212	8,720
4.50% due 03/01/2034	58,360	64,319
4.50% due 05/01/2040	18,645	20,677
4.50% due 10/01/2040	25,175	28,319
4.50% due 02/01/2041	666,672	749,130
4.50% due 04/01/2041	1,200,306	1,350,440
4.50% due 07/01/2042	566,279	634,127
4.50% due 11/01/2042	1,308,201	1,470,323
4.50% due 01/01/2043	973,830	1,097,935
4.50% due 04/01/2044	73,422	82,492
4.50% due 06/01/2044	2,603,062	2,912,502
4.50% due 07/01/2049	2,063,913	2,272,571
4.50% due 09/01/2049	1,061,751	1,184,281
5.00% due 03/01/2034	14,379	16,228
5.00% due 04/01/2034	16,809	19,351
5.00% due 05/01/2035	10,348	11,919
5.00% due 07/01/2035	23,843	26,373
5.00% due 08/01/2035	24,349	28,056
5.00% due 09/01/2035	7,585	8,728
5.00% due 10/01/2035	30,963	35,670
5.00% due 10/01/2039	15,905	18,350
5.00% due 11/01/2039	36,852	42,458
5.00% due 12/01/2039	38,354	44,225
5.00% due 02/01/2040	33,116	38,239
5.00% due 06/01/2040	24,173	27,910
5.00% due 03/01/2042	4,318,622	4,977,443
5.50% due 11/01/2034	2,688	3,169
5.50% due 01/01/2036	102,080	120,275
5.50% due 11/01/2036	31,273	36,657
5.50% due 06/01/2037	101,952	118,537
5.50% due 08/01/2037	91,952	108,367
5.50% due 01/01/2038	17,072	19,735
5.50% due 12/01/2038	2,217,490	2,614,243
5.58% due 03/01/2038	1,339,434	1,555,601
6.00% due 02/01/2033	38,371	42,865
6.00% due 10/01/2035	9,571	11,254
6.00% due 01/01/2036	13,799	16,342
6.00% due 02/01/2037	9,248	10,892
6.00% due 03/01/2037	5,668	6,692
6.00% due 04/01/2037	9,975	11,743
6.00% due 06/01/2037	100,123	117,818
6.00% due 06/01/2038	43,829	51,524
6.00% due 10/01/2038	5,991	7,055
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,522,273	1,667,794
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(1)	824,792	763,848
Series 2020-M50, Class A1 0.67% due 05/25/2027(3)(10)	1,545,000	1,540,413
Series 2020-M50, Class A2 1.20% due 08/25/2028(3)	390,000	395,013
Series 2020-M50, Class A3 1.40% due 10/25/2030(3)	1,140,000	1,153,709
Series 2012-96, Class CB 1.50% due 04/25/2039(1)	212,924	213,607
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	530,000	546,932

Series 2013-53, Class CB 2.00% due 10/25/2040(1)	103,241	104,441
Series 2016-19, Class AD 2.00% due 04/25/2046(1)	217,314	224,806
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,814,421	2,991,001
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	13,829,219	14,747,765
Series 2013-1, Class YI 3.00% due 02/25/2033(1)(7)	240,188	26,324
Series 2013-64, Class KI 3.00% due 02/25/2033(1)(7)	59,416	5,443
Series 2016-38, Class NA 3.00% due 01/25/2046(1)	487,964	524,648
Series 2010-43, Class AH 3.25% due 05/25/2040(1)	129,614	139,975
Series 2014-7, Class VA 3.50% due 05/25/2025(1)	344,434	354,646
Series 2014-10, Class KM 3.50% due 09/25/2043(1)	316,735	337,610
Series 2014-35, Class CA 3.50% due 06/25/2044(1)	199,990	216,822
Series 2011-104, Class NY 4.00% due 03/25/2039(1)	719,499	754,556
Series 2010-113, Class GB 4.00% due 10/25/2040(1)	147,439	164,277
Series 2016-40, Class IQ 4.00% due 07/25/2046(1)(7)	269,365	50,401
Series 2010-47, Class MB 5.00% due 09/25/2039(1)	1,368,529	1,577,810
Series 2005-93, Class PZ 5.50% due 10/25/2035(1)	1,606,192	1,954,067
Series 2002-56, Class ZQ 6.00% due 09/25/2032(1)	379,264	448,926
Series 2005-109, Class GE 6.00% due 12/25/2035(1)	1,397,000	1,622,406
Series 2009-39, Class Z 6.00% due 06/25/2039(1)	2,649,311	2,922,610
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 1.09% (1 ML+0.93%) due 11/25/2022(3)	293,139	293,320
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 2.05% due 10/25/2030(3)(4)(7)(10)	6,960,000	840,230
Series 2020-M38, Class X2 2.11% due 11/25/2028(3)(4)(7)	2,250,000	302,600
Series 2017-M3, Class A2 2.48% due 12/25/2026(3)(4)	349,655	380,065
Series 2017-M4, Class A2 2.58% due 12/25/2026(3)(4)	2,403,000	2,595,155
Series 2015-N8, Class A2 2.90% due 01/25/2025(3)(4)	2,000,000	2,150,988
Series 2015-M2, Class A3 3.03% due 12/25/2024(3)(4)	743,668	798,226
Series 2018-M4, Class A2 3.05% due 03/25/2028(3)(4)	845,000	954,660
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,200,000	1,342,766
Series 2017-M12, Class A2 3.08% due 06/25/2027(3)(4)	1,248,000	1,405,775
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	687,787
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,556,000	1,727,477
Series 2017-M5, Class A2 3.17% due 04/25/2029(3)(4)	1,062,000	1,204,102
Series 2018-M10, Class A2 3.37% due 07/25/2028(3)(4)	1,514,000	1,739,507
Series 2018-M12, Class A2 3.64% due 08/25/2030(3)(4)	1,800,000	2,158,639

		205,065,818

Government National Mtg. Assoc. — 6.0%
2.00% due November 30 TBA	2,110,500	2,192,364
2.00% due December 30 TBA	1,039,500	1,077,507
2.50% due 10/20/2050	1,975,000	2,070,510
2.50% due 11/20/2050	11,419,053	11,975,486
2.50% due November 30 TBA	2,575,000	2,697,111
2.50% due December 30 TBA	2,900,000	3,030,500
3.00% due 11/20/2044	356,114	376,885
3.00% due 04/20/2045	440,726	468,198
3.00% due 04/20/2046	121,269	127,983
3.00% due 08/20/2046	222,405	234,735
3.00% due 09/20/2046	569,120	602,834
3.00% due 09/20/2047	920,956	971,678
3.00% due 11/20/2047	2,761,183	2,915,629
3.00% due 01/20/2048	4,573,083	4,826,356
3.00% due 08/20/2050	472,626	497,389
3.00% due 09/20/2050	672,472	704,367
3.00% due November 30 TBA	200,000	208,751
3.00% due December 30 TBA	75,000	78,270
3.50% due 10/20/2033	837,367	891,558
3.50% due 11/15/2040	58,477	62,878
3.50% due 12/15/2041	111,960	126,422
3.50% due 02/15/2042	134,187	146,445
3.50% due 04/15/2042	18,464	20,298
3.50% due 05/20/2046	629,246	673,759
3.50% due 11/20/2047	7,701,376	8,207,630
3.50% due 08/20/2050	2,193,288	2,417,377
3.50% due November 30 TBA	6,837,500	7,207,286
4.00% due 12/20/2042	1,175,023	1,313,897
4.00% due 09/20/2044	386,601	425,772
4.00% due 03/20/2048	106,049	114,135
4.00% due 05/20/2048	269,451	290,310
4.00% due 07/20/2049	483,834	514,840
4.00% due November 30 TBA	2,000,000	2,127,578
4.00% due December 30 TBA	975,000	1,037,804
4.25% due 01/20/2045	1,333,411	1,482,041
4.25% due 02/20/2045	1,384,296	1,536,875
4.25% due 04/20/2045	1,241,199	1,378,276
4.25% due 06/20/2045	867,731	964,331
4.50% due 04/15/2039	63,739	74,126
4.50% due 05/15/2039	28,397	32,138
4.50% due 09/15/2039	40,972	46,763

4.50% due 01/15/2040	151,084	168,327
4.50% due 02/15/2040	188,466	209,955
4.50% due 03/15/2040	47,659	52,652
4.50% due 04/15/2040	77,376	86,309
4.50% due 06/15/2040	115,070	128,470
4.50% due 07/15/2040	37,825	42,146
4.50% due 01/20/2041	70,756	79,781
4.50% due 06/20/2041	69,264	77,098
4.50% due 09/20/2041	1,100,893	1,225,806
4.50% due 07/20/2045	754,389	814,105
4.50% due 05/20/2048	1,467,831	1,584,768
4.50% due 04/20/2049	141,035	153,093
4.50% due 07/20/2049	572,628	615,674
4.50% due 09/20/2049	3,330,351	3,702,576
4.50% due 11/20/2049	2,291,239	2,518,786
5.50% due 12/15/2036	33,189	37,446
5.50% due 04/15/2038	9,252	10,622
5.50% due 01/20/2042	36,686	43,530
6.00% due 12/15/2032	14,371	16,042
6.00% due 01/15/2039	11,379	12,666
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(1)	166,025	157,093
Series 2011-123, Class MA 4.00% due 07/20/2041(1)	162,000	179,462
Series 2012-12, Class KN 4.50% due 09/20/2041(1)	112,653	123,781
Series 2005-55, Class Z 4.75% due 07/20/2035(1)	2,533,565	2,793,660
Series 2009-92, Class ZC 5.00% due 10/20/2039(1)	1,144,915	1,300,204
Series 2010-105, Class B 5.00% due 08/20/2040(1)	1,120,473	1,283,906
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.60% (1 ML+0.44%) due 06/20/2065(1)	734,024	734,780
Series 2015-H16, Class FG 0.60% (1 ML+0.44%) due 07/20/2065(1)	1,208,870	1,210,125
Series 2015-H16, Class FL 0.60% (1 ML+0.44%) due 07/20/2065(1)	2,667,367	2,670,248
Series 2011-H06, Class FA 0.61% (1 ML+0.45%) due 02/20/2061(1)	1,048,894	1,049,938
Series 2015-H07, Class ES 0.62% (1 ML+0.47%) due 02/20/2065(1)	1,792,308	1,793,224
Series 2015-H05, Class FC 0.64% (1 ML+0.48%) due 02/20/2065(1)	3,325,712	3,319,716
Series 2015-H06, Class FA 0.64% (1 ML+0.48%) due 02/20/2065(1)	2,388,523	2,393,438
Series 2015-H08, Class FC 0.64% (1 ML+0.48%) due 03/20/2065(1)	5,871,203	5,885,284
Series 2015-H10, Class FC 0.64% (1 ML+0.48%) due 04/20/2065(1)	3,460,268	3,469,009
Series 2015-H12, Class FA 0.64% (1 ML+0.48%) due 05/20/2065(1)	2,085,941	2,073,043
Series 2013-H18, Class EA 0.66% (1 ML+0.50%) due 07/20/2063(1)	1,519,179	1,521,817
Series 2015-H23, Class FB 0.68% (1 ML+0.52%) due 09/20/2065(1)	1,047,665	1,051,762
Series 2015-H26, Class FG 0.68% (1 ML+0.52%) due 10/20/2065(1)	725,762	728,695
Series 2012-H08, Class FB 0.76% (1 ML+0.60%) due 03/20/2062(1)	1,171,896	1,176,182
Series 2014-H09, Class TA 0.76% (1 ML+0.60%) due 04/20/2064(1)	860,107	863,796
Series 2015-H29, Class FL 0.76% (1 ML+0.60%) due 11/20/2065(1)	2,620,533	2,638,713
Series 2015-H30, Class FE 0.76% (1 ML+0.60%) due 11/20/2065(1)	2,923,621	2,944,488
Series 2015-H32, Class FH 0.82% (1 ML+0.66%) due 12/20/2065(1)	887,087	895,254
Series 2016-H26, Class FC 1.16% (1 ML+1.00%) due 12/20/2066(1)	541,195	552,227
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.39% due 06/16/2047(3)(4)	771,255	822,049
Series 2015-137, Class WA 5.50% due 01/20/2038(1)(4)	36,053	42,418
Series 2015-137, Class W 5.55% due 10/20/2040(1)(4)	1,892,402	2,196,392

		123,599,648

Resolution Funding Corp — 0.1%
zero coupon due 01/15/2030	1,000,000	884,524

Small Business Administration — 0.3%
Series 2013-20D, Class 1 2.08% due 04/01/2033	775,694	798,667
Series 2012-20H, Class 1 2.37% due 08/01/2032	398,339	412,001
Series 2013-20F, Class 1 2.45% due 06/01/2033	1,095,832	1,144,876

Series 2013-20G, Class 1 3.15% due 07/01/2033	1,496,820	1,598,395
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,444,678	1,543,895
Series 2013-20I, Class 1 3.62% due 09/01/2033	723,736	796,641

		6,294,475

Tennessee Valley Authority — 0.1%
4.25% due 09/15/2065	405,000	593,268
4.63% due 09/15/2060	240,000	368,029

		961,297

Uniform Mtg. Backed Securities — 3.4%
1.50% due January 30 TBA	425,000	426,013
1.50% due November 15 TBA	400,000	408,398
1.50% due November 30 TBA	1,745,000	1,756,792
1.50% due December 15 TBA	175,000	178,483
2.00% due November 15 TBA	2,600,000	2,696,840
2.00% due November 30 TBA	4,000,000	4,125,781
2.00% due December 15 TBA	2,150,000	2,227,392
2.00% due December 30 TBA	31,065,000	31,972,681
2.50% due November 15 TBA	3,600,000	3,741,258
2.50% due November 30 TBA	365,000	380,356
2.50% due December 15 TBA	1,750,000	1,768,902
2.50% due December 30 TBA	3,950,000	4,109,852
3.00% due November 15 TBA	1,150,000	1,204,019
3.00% due November 30 TBA	3,425,000	3,579,683
3.00% due December 15 TBA	550,000	575,985
3.00% due December 30 TBA	1,650,000	1,724,745
3.50% due November 30 TBA	2,800,000	2,956,789
4.00% due November 30 TBA	1,500,000	1,602,246
4.00% due December 30 TBA	625,000	668,091

		66,104,306

Total U.S. Government Agencies (cost $486,102,470)		505,298,180

U.S. GOVERNMENT TREASURIES — 11.6%
United States Treasury Bonds — 6.6%
zero coupon due 08/15/2021 STRIPS	2,430,000	2,427,512
zero coupon due 11/15/2021 STRIPS	1,335,000	1,333,146
zero coupon due 02/15/2022 STRIPS	1,545,000	1,541,938
zero coupon due 05/15/2022 STRIPS	3,980,000	3,972,746
zero coupon due 08/15/2022 STRIPS	1,785,000	1,779,576
zero coupon due 11/15/2022 STRIPS	7,785,000	7,757,120
zero coupon due 02/15/2023 STRIPS	7,735,000	7,701,384
zero coupon due 05/15/2023 STRIPS	8,880,000	8,837,378
zero coupon due 08/15/2023 STRIPS	3,185,000	3,163,790
zero coupon due 05/15/2024 STRIPS	90,000	89,013
zero coupon due 11/15/2024 STRIPS	710,000	699,826
zero coupon due 02/15/2025 STRIPS	800,000	786,122
zero coupon due 08/15/2026 STRIPS	90,000	86,950
zero coupon due 08/15/2027 STRIPS	1,170,000	1,115,295
zero coupon due 11/15/2027 STRIPS	1,620,000	1,536,542
zero coupon due 02/15/2028 STRIPS	1,800,000	1,700,392
zero coupon due 08/15/2028 STRIPS	1,440,000	1,350,268
zero coupon due 11/15/2028 STRIPS	1,260,000	1,175,663
zero coupon due 11/15/2029 STRIPS	710,000	650,607
zero coupon due 02/15/2030 STRIPS	1,330,000	1,215,187
zero coupon due 11/15/2030 STRIPS	1,270,000	1,143,522
zero coupon due 02/15/2031 STRIPS	800,000	716,909
zero coupon due 08/15/2031 STRIPS	2,000,000	1,774,803
zero coupon due 02/15/2033 STRIPS	490,000	422,547
zero coupon due 05/15/2033 STRIPS	400,000	342,933
zero coupon due 08/15/2033 STRIPS	630,000	538,278
zero coupon due 02/15/2034 STRIPS	1,765,000	1,491,065
zero coupon due 08/15/2034 STRIPS	540,000	452,005
zero coupon due 11/15/2034 STRIPS	630,000	525,247
zero coupon due 02/15/2035 STRIPS	540,000	447,861
zero coupon due 05/15/2035 STRIPS	990,000	817,030
1.13% due 05/15/2040	730,000	696,466
1.25% due 05/15/2050	4,500,000	4,087,969
1.75% due 01/15/2028 TIPS(8)	1,451,444	1,749,840
2.00% due 02/15/2050	6,910,000	7,522,183
2.25% due 08/15/2046	6,687,000	7,657,137
2.38% due 11/15/2049	550,000	647,668
2.50% due 01/15/2029 TIPS(8)	4,611,967	5,956,283
2.50% due 02/15/2045	3,900,000	4,664,613
2.88% due 05/15/2043	4,565,000	5,798,798
2.88% due 08/15/2045	2,600,000	3,319,367
2.88% due 05/15/2049	59,000	76,366
3.00% due 11/15/2044	317,000	411,939
3.00% due 02/15/2048	330,000	434,414
3.13% due 02/15/2043	3,050,000	4,021,234
3.63% due 08/15/2043	2,975,000	4,221,595
3.63% due 02/15/2044	1,250,000	1,778,272
3.75% due 11/15/2043	10,239,000	14,806,954
4.25% due 11/15/2040	543,000	821,394
4.38% due 02/15/2038	360,000	540,253
4.38% due 05/15/2041	1,400,000	2,159,063
5.25% due 11/15/2028	90,000	122,129

		129,086,592

United States Treasury Notes — 5.0%
0.13% due 01/15/2022 TIPS(8)	4,455,249	4,505,805
0.38% due 09/30/2027	1,350,000	1,327,219
1.13% due 02/28/2025	10,000,000	10,348,047
1.38% due 01/31/2022	38,000,000	38,581,875
1.38% due 08/31/2023	3,500,000	3,617,031
1.50% due 02/28/2023	2,000,000	2,061,797
1.63% due 02/15/2026	11,400	12,114
1.63% due 08/15/2029	400,000	428,922
1.75% due 02/28/2022	5,700,000	5,821,348
1.75% due 07/15/2022	3,450,000	3,543,662
1.75% due 09/30/2022	1,500,000	1,545,645
1.75% due 01/31/2023	4,000,000	4,141,875
1.75% due 05/15/2023	2,808,000	2,919,442
1.75% due 12/31/2024	4,703,800	4,984,926
1.75% due 12/31/2026	1,887,300	2,026,488
1.75% due 11/15/2029	720,000	780,356
2.13% due 06/30/2022	1,000,000	1,032,695
2.25% due 10/31/2024	1,000,000	1,077,812
2.25% due 11/15/2024	58,000	62,547

2.25% due 11/15/2025	430,000	469,842
2.50% due 08/15/2023	2,000,000	2,128,203
2.75% due 05/31/2023	377,000	401,873
2.75% due 11/15/2023	600,000	646,219
2.88% due 05/31/2025	3,041,000	3,390,240
2.88% due 05/15/2028	245,000	284,564
1.88% due 11/30/2021	2,400,000	2,444,719
2.13% due 02/29/2024	263,000	279,551
2.25% due 02/15/2027	309,000	341,542

		99,206,359

Total U.S. Government Treasuries (cost $211,697,255)		228,292,951

MUNICIPAL BONDS & NOTES — 1.5%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	669,659
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,729,772
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,098,446
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,729,877
Ohio State University Revenue Bonds Series A 4.05% due 12/01/2056	244,000	309,089
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 08/15/2028	1,578,000	1,786,833
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2020	740,000	729,988
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,570,825
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,085,734
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	581,789
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,781,754
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	400,000	395,276
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,752,899

Total Municipal Bonds & Notes (cost $27,682,178)		29,221,941

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	453,105

Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	654,959

Sovereign — 0.3%
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	368,855
Republic of Colombia Senior Notes 3.13% due 04/15/2031	290,000	297,685
Republic of Colombia Senior Notes 4.00% due 02/26/2024	200,000	213,080
Republic of Colombia Senior Notes 4.13% due 05/15/2051	270,000	282,555
Republic of Colombia Senior Notes 4.50% due 01/28/2026	314,000	347,758
Republic of Colombia Senior Notes 7.38% due 09/18/2037	100,000	140,626
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	246,752
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	86,265
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	591,920
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	222,502
United Mexican States Senior Notes 4.50% due 01/31/2050	380,000	409,929
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	433,200

United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,193,411

		4,834,538

Total Foreign Government Obligations (cost $5,547,999)		5,942,602

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027(6)	3,380,000	3,478,020

Diversified Banking Institutions — 0.5%
Bank of America Corp. Series FF 5.88% due 03/15/2028(6)	2,659,000	2,861,749
Bank of America Corp. Series AA 6.10% due 03/17/2025(6)	3,392,000	3,744,463
Bank of America Corp. Series Z 6.50% due 10/23/2024(6)	2,200,000	2,459,611

		9,065,823

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(6)	316,000	342,860

Insurance-Property/Casualty — 0.0%
Progressive Corp. Series B 5.38% due 03/15/2023(6)	180,000	180,000

Pipelines — 0.0%
Enbridge, Inc. 5.75% due 07/15/2080	255,000	260,016
Enbridge, Inc. 6.25% due 03/01/2078	200,000	200,102

		460,118

Total Preferred Securities/Capital Securities (cost $12,706,581)		13,526,821

WARRANTS — 0.0%
Central Bank — 0.0%
Central Bank of Nigeria Expires 11/15/2020 (strike price $250.00)†(10) (cost $0)	250	3,250

Total Long-Term Investment Securities (cost $1,843,578,019)		1,938,079,437

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 2.6%
State Street Institutional Liquid Reserves Fund, Trust Class 0.03%(9)	50,347,939	50,358,009

U.S. Government Agencies — 1.3%
Federal Home Loan Bank 0.01% due 11/02/2020	26,354,000	26,354,000

Total Short-Term Investment Securities (cost $76,712,445)		76,712,009

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/31/2020, to be repurchased 11/02/2020 in the amount of $41,811,000 and collateralized by $42,792,300 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $42,647,226. (cost $41,811,000)	41,811,000	41,811,000

TOTAL INVESTMENTS (cost $1,962,101,464)	104.7%	2,056,602,446
Liabilities in excess of other assets	(4.7)	(91,716,018)

NET ASSETS	100.0%	$1,964,886,428

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $446,717,266 representing 22.7% of net assets.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of October 31, 2020.
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	Interest Only
(8)	Principal amount of security is adjusted for inflation.
(9)	The rate shown is the 7-day yield as of October 31, 2020.
(10)	Securities classified as Level 3 (See Note 1).

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

6 ML— 6 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
430	Short	U.S. Treasury 10 Year Ultra Notes	December 2020	$68,283,526	$67,630,938	$652,588

						Unrealized
						(Depreciation)
321	Long	U.S. Treasury 2 Year Notes	December 2020	$70,909,531	$70,890,844	$(18,687)
300	Long	U.S. Treasury 5 Year Notes	December 2020	37,716,684	37,680,469	(36,215)
120	Long	U.S. Treasury Ultra Bonds	December 2020	26,687,476	25,800,000	(887,476)

						$(942,378)

		Unrealized Appreciation (Depreciation)				$(289,790)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$340,111,300	$14,458,230	$354,569,530
U.S. Corporate Bonds & Notes	—	626,754,433	—	626,754,433
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	20,806	20,806
Other Industries	—	174,448,923	—	174,448,923
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	202,685,175	2,380,643	205,065,818
Other Industries	—	300,232,362	—	300,232,362
U.S. Government Treasuries	—	228,292,951	—	228,292,951
Municipal Bonds & Notes	—	29,221,941	—	29,221,941
Foreign Government Obligations	—	5,942,602	—	5,942,602
Preferred Securities/Capital Securities	—	13,526,821	—	13,526,821
Warrants	—	—	3,250	3,250
Short-Term Investment Securities:
Registered Investment Companies	50,358,009	—	—	50,358,009
U.S. Government Agencies	—	26,354,000	—	26,354,000
Repurchase Agreements	—	41,811,000	—	41,811,000

Total Investments at Value	$50,358,009	$1,989,381,508	$16,862,929	$2,056,602,446

Other Financial Instruments:+
Futures Contracts	$652,588	$—	$—	$652,588

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$942,378	$—	$—	$942,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.0%
Advertising Services — 1.8%
Trade Desk, Inc., Class A†	14,360	$8,134,222

Aerospace/Defense-Equipment — 0.7%
HEICO Corp., Class A	33,120	3,096,720

Applications Software — 0.7%
Five9, Inc.†	20,000	3,034,400

Banks-Commercial — 0.9%
First Republic Bank	31,300	3,948,182

Building & Construction Products-Misc. — 1.7%
Fortune Brands Home & Security, Inc.	49,400	3,994,978
Trex Co., Inc.†	52,100	3,623,034

		7,618,012

Building-Mobile Home/Manufactured Housing — 0.5%
Thor Industries, Inc.	23,692	2,003,869

Building-Residential/Commercial — 0.7%
NVR, Inc.†	825	3,261,299

Casino Hotels — 0.6%
Las Vegas Sands Corp.	54,600	2,624,076

Commercial Services — 1.1%
CoStar Group, Inc.†	6,150	5,065,202

Commercial Services-Finance — 6.2%
Equifax, Inc.	33,500	4,576,100
FleetCor Technologies, Inc.†	15,300	3,379,923
Global Payments, Inc.	24,500	3,864,630
IHS Markit, Ltd.	72,800	5,887,336
MarketAxess Holdings, Inc.	8,800	4,741,880
S&P Global, Inc.	7,700	2,485,021
Square, Inc., Class A†	15,700	2,431,616

		27,366,506

Communications Software — 1.2%
RingCentral, Inc., Class A†	19,900	5,140,966

Computer Aided Design — 3.1%
Cadence Design Systems, Inc.†	55,100	6,026,287
Synopsys, Inc.†	35,400	7,570,644

		13,596,931

Computer Data Security — 2.1%
Crowdstrike Holdings, Inc., Class A†	43,400	5,374,656
Zscaler, Inc.†	29,600	4,018,200

		9,392,856

Computer Software — 3.8%
MongoDB, Inc.†	15,600	3,564,132
Splunk, Inc.†	41,600	8,238,464
Twilio, Inc., Class A†	18,400	5,133,048

		16,935,644

Consulting Services — 2.0%
Booz Allen Hamilton Holding Corp.	76,000	5,966,000
FTI Consulting, Inc.†	30,800	3,032,568

		8,998,568

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	22,900	4,341,840

Containers-Metal/Glass — 1.3%
Ball Corp.	65,100	5,793,900

Data Processing/Management — 1.1%
DocuSign, Inc.†	23,000	4,651,750

Decision Support Software — 1.1%
MSCI, Inc.	13,500	4,722,840

Distribution/Wholesale — 1.3%
Copart, Inc.†	53,900	5,948,404

Diversified Manufacturing Operations — 2.4%
Carlisle Cos., Inc.	22,300	2,762,301
ITT, Inc.	47,100	2,850,021
Trane Technologies PLC	36,900	4,898,475

		10,510,797

Drug Delivery Systems — 0.5%
DexCom, Inc.†	7,600	2,428,808

E-Commerce/Products — 0.7%
Chewy, Inc., Class A†	48,700	2,999,920

E-Commerce/Services — 2.4%
Booking Holdings, Inc.†	1,730	2,806,925
Lyft, Inc., Class A†	50,200	1,146,066
Match Group, Inc.†	57,591	6,725,477

		10,678,468

Electric Products-Misc. — 0.8%
AMETEK, Inc.	35,300	3,466,460

Electronic Components-Misc. — 0.9%
Garmin, Ltd.	36,814	3,829,392

Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	57,800	4,351,762
Cree, Inc.†	19,500	1,240,200
Microchip Technology, Inc.	45,700	4,802,156
Xilinx, Inc.	48,000	5,697,120

		16,091,238

Electronic Connectors — 1.2%
Amphenol Corp., Class A	46,700	5,269,628

Electronic Measurement Instruments — 1.1%
Keysight Technologies, Inc.†	45,800	4,803,046

Energy-Alternate Sources — 2.5%
Enphase Energy, Inc.†	52,400	5,139,916
SolarEdge Technologies, Inc.†	23,800	6,133,022

		11,272,938

Enterprise Software/Service — 3.4%
Coupa Software, Inc.†	11,400	3,051,780
HubSpot, Inc.†	15,600	4,525,092
Snowflake, Inc., Class A†	5,200	1,300,104
Veeva Systems, Inc., Class A†	22,400	6,049,120

		14,926,096

Entertainment Software — 1.2%
Take-Two Interactive Software, Inc.†	34,692	5,374,485

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	94,800	3,897,228
Evercore, Inc., Class A	29,000	2,306,660

		6,203,888

Finance-Mortgage Loan/Banker — 0.3%
Rocket Cos., Inc., Class A†	78,400	1,429,232

Instruments-Controls — 1.2%
Mettler-Toledo International, Inc.†	5,370	5,358,777

Insurance Brokers — 0.3%
Selectquote, Inc.†	79,000	1,360,380

Insurance-Property/Casualty — 0.8%
Progressive Corp.	38,000	3,492,200

Internet Application Software — 1.2%
Okta, Inc.†	24,700	5,182,801

Internet Content-Entertainment — 2.8%
Pinterest, Inc., Class A†	59,300	3,495,735
Roku, Inc.†	12,300	2,489,520
Spotify Technology SA†	26,200	6,285,118

		12,270,373

Machinery-General Industrial — 0.7%
Nordson Corp.	17,100	3,307,653

Machinery-Pumps — 0.6%
Ingersoll Rand, Inc.†	71,873	2,511,243

Medical Labs & Testing Services — 2.0%
Catalent, Inc.†	42,500	3,730,225
Teladoc Health, Inc.†	25,900	5,088,314

		8,818,539

Medical Products — 0.8%
Cooper Cos., Inc.	10,400	3,318,120

Medical-Biomedical/Gene — 4.4%
Alnylam Pharmaceuticals, Inc.†	27,100	3,332,487
Exact Sciences Corp.†	51,250	6,346,287
Exelixis, Inc.†	144,800	2,965,504
Intercept Pharmaceuticals, Inc.†	12,400	344,596
Royalty Pharma PLC, Class A	80,100	2,939,670
Seagen, Inc.†	21,500	3,586,200

		19,514,744

Medical-Drugs — 2.1%
Horizon Therapeutics PLC†	79,800	5,979,414
Jazz Pharmaceuticals PLC†	24,246	3,493,849

		9,473,263

Medical-HMO — 0.7%
Centene Corp.†	49,626	2,932,897

Medical-Hospitals — 0.4%
Acadia Healthcare Co., Inc.†	44,900	1,600,685

Medical-Outpatient/Home Medical — 0.9%
Amedisys, Inc.†	14,800	3,833,200

Medical-Wholesale Drug Distribution — 1.3%
GoodRx Holdings, Inc.†	13,100	633,909
McKesson Corp.	34,900	5,147,401

		5,781,310

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	33,800	3,357,016

Office Automation & Equipment — 1.1%
Zebra Technologies Corp., Class A†	17,788	5,045,388

Patient Monitoring Equipment — 1.1%
Insulet Corp.†	20,900	4,645,025

Pharmacy Services — 0.7%
Cigna Corp.	18,500	3,088,945

Power Converter/Supply Equipment — 1.5%
Generac Holdings, Inc.†	31,200	6,556,680

Private Equity — 0.4%
Blackstone Group, Inc., Class A	38,200	1,926,044

Publishing-Newspapers — 0.5%
New York Times Co., Class A	56,900	2,256,654

Recreational Vehicles — 0.5%
Brunswick Corp.	34,700	2,210,737

Respiratory Products — 1.5%
ResMed, Inc.	35,000	6,717,900

Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	20,500	3,968,390
Lululemon Athletica, Inc.†	14,992	4,786,796

		8,755,186

Retail-Auto Parts — 2.2%
O’Reilly Automotive, Inc.†	22,000	9,605,200

Retail-Automobile — 0.7%
CarMax, Inc.†	34,900	3,016,756

Retail-Gardening Products — 1.5%
Tractor Supply Co.	50,000	6,660,500

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	16,500	3,411,705

Retail-Restaurants — 1.4%
Chipotle Mexican Grill, Inc.†	5,000	6,007,400

Retail-Vision Service Center — 0.6%
National Vision Holdings, Inc.†	69,400	2,798,902

Semiconductor Equipment — 2.9%
Entegris, Inc.	66,800	4,994,636
Lam Research Corp.	11,100	3,797,088
Teradyne, Inc.	47,300	4,155,305

		12,947,029

Therapeutics — 1.1%
Agios Pharmaceuticals, Inc.†	48,800	1,955,416
Neurocrine Biosciences, Inc.†	24,300	2,397,681
Sarepta Therapeutics, Inc.†	5,117	695,451

		5,048,548

Tools-Hand Held — 1.0%
Stanley Black & Decker, Inc.	27,900	4,636,980

Transport-Truck — 1.2%
Old Dominion Freight Line, Inc.	28,450	5,416,026

Total Long-Term Investment Securities (cost $330,308,720)		437,825,389

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $1,907,000 and collateralized by $1,950,300 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate value of $1,945,163 (cost $1,907,000)	$1,907,000	1,907,000

TOTAL INVESTMENTS (cost $332,215,720)	99.4%	439,732,389
Other assets less liabilities	0.6	2,530,223

NET ASSETS	100.0%	$442,262,612

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$437,825,389	$—	$—	$437,825,389
Repurchase Agreements	—	1,907,000	—	1,907,000

Total Investments at Value	$437,825,389	$1,907,000	$—	$439,732,389

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.3%
Aerospace/Defense — 1.5%
Boeing Co.	4,001	$577,704
Lockheed Martin Corp.	4,216	1,476,148
Northrop Grumman Corp.	2,657	770,052
Raytheon Technologies Corp.	13,877	753,799
Teledyne Technologies, Inc.†	632	195,383
TransDigm Group, Inc.	929	443,514

		4,216,600

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	3,364	58,029
L3Harris Technologies, Inc.	3,705	596,913

		654,942

Apparel Manufacturers — 0.1%
VF Corp.	2,902	195,014

Applications Software — 10.3%
Intuit, Inc.	4,487	1,411,969
Microsoft Corp.	129,704	26,261,169
ServiceNow, Inc.†	3,287	1,635,513

		29,308,651

Athletic Footwear — 0.6%
NIKE, Inc., Class B	14,295	1,716,544

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	1,595	350,725
PACCAR, Inc.	5,933	506,559

		857,284

Banks-Commercial — 0.1%
First Republic Bank	1,445	182,272
SVB Financial Group†	568	165,118

		347,390

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	26,503	1,273,734
Monster Beverage Corp.†	4,239	324,580
PepsiCo, Inc.	11,391	1,518,307

		3,116,621

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,128	218,053

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	2,368	191,500

Building Products-Air & Heating — 0.1%
Carrier Global Corp.	7,396	246,952

Building Products-Cement — 0.2%
Martin Marietta Materials, Inc.	1,067	284,195
Vulcan Materials Co.	2,270	328,787

		612,982

Building Products-Wood — 0.1%
Masco Corp.	4,482	240,235

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,188	68,726

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	5,673	379,013
NVR, Inc.†	60	237,185
PulteGroup, Inc.	4,596	187,333

		803,531

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	2,564	1,548,194
Comcast Corp., Class A	43,754	1,848,169

		3,396,363

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,209	154,225
MGM Resorts International	4,280	88,040
Wynn Resorts, Ltd.	1,664	120,523

		362,788

Chemicals-Diversified — 0.5%
Celanese Corp.	2,027	230,085
Dow, Inc.	12,702	577,814
FMC Corp.	2,221	228,186
PPG Industries, Inc.	2,063	267,612

		1,303,697

Chemicals-Specialty — 0.1%
Ecolab, Inc.	2,170	398,390

Coatings/Paint — 0.3%
Sherwin-Williams Co.	1,404	965,924

Commercial Services — 0.2%
Cintas Corp.	1,490	468,679
Quanta Services, Inc.	1,065	66,488

		535,167

Commercial Services-Finance — 2.9%
Automatic Data Processing, Inc.	4,569	721,719
Equifax, Inc.	1,249	170,614
FleetCor Technologies, Inc.†	1,441	318,331
Global Payments, Inc.	2,513	396,401
IHS Markit, Ltd.	4,667	377,420
MarketAxess Holdings, Inc.	651	350,791
Moody’s Corp.	2,767	727,444
PayPal Holdings, Inc.†	20,109	3,742,888
S&P Global, Inc.	4,131	1,333,198

		8,138,806

Computer Aided Design — 0.8%
ANSYS, Inc.†	1,470	447,424
Autodesk, Inc.†	3,758	885,159
Cadence Design Systems, Inc.†	4,778	522,570
Synopsys, Inc.†	2,601	556,250

		2,411,403

Computer Data Security — 0.1%
Fortinet, Inc.†	2,302	254,072

Computer Services — 0.6%
Accenture PLC, Class A	6,869	1,489,955
Leidos Holdings, Inc.	1,145	95,035

		1,584,990

Computer Software — 0.1%
Akamai Technologies, Inc.†	2,008	191,001
Citrix Systems, Inc.	1,101	124,710

		315,711

Computers — 10.5%
Apple, Inc.	275,536	29,994,849

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,750	76,807
Seagate Technology PLC	2,295	109,747

		186,554

Consulting Services — 0.2%
Gartner, Inc.†	1,529	183,633
Verisk Analytics, Inc.	1,920	341,702

		525,335

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,864	379,738

Containers-Metal/Glass — 0.1%
Ball Corp.	3,974	353,686

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	6,613	521,700
Estee Lauder Cos., Inc., Class A	3,866	849,205
Procter & Gamble Co.	24,749	3,393,088

		4,763,993

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	1,382	190,163
Fiserv, Inc.†	9,526	909,447
Jack Henry & Associates, Inc.	683	101,255
Paychex, Inc.	3,679	302,598

		1,503,463

Decision Support Software — 0.2%
MSCI, Inc.	1,433	501,321

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	1,229	523,652
DENTSPLY SIRONA, Inc.	1,985	93,672

		617,324

Diagnostic Equipment — 1.7%
Danaher Corp.	6,926	1,589,794
Thermo Fisher Scientific, Inc.	6,780	3,207,754

		4,797,548

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	1,458	619,388

Disposable Medical Products — 0.1%
Teleflex, Inc.	797	253,629

Distribution/Wholesale — 0.3%
Copart, Inc.†	3,541	390,785
Fastenal Co.	6,882	297,509
LKQ Corp.†	2,495	79,815
Pool Corp.	687	240,333

		1,008,442

Diversified Banking Institutions — 0.9%
JPMorgan Chase & Co.	25,072	2,458,059

Diversified Manufacturing Operations — 0.4%
Illinois Tool Works, Inc.	3,008	589,207
Parker-Hannifin Corp.	1,212	252,533
Trane Technologies PLC	2,543	337,583

		1,179,323

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,641	524,431

E-Commerce/Products — 8.0%
Amazon.com, Inc.†	7,297	22,154,787
eBay, Inc.	11,396	542,791
Etsy, Inc.†	2,045	248,652

		22,946,230

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	702	1,138,995

E-Services/Consulting — 0.1%
CDW Corp.	2,445	299,757

Electric Products-Misc. — 0.3%
AMETEK, Inc.	3,936	386,515
Emerson Electric Co.	5,531	358,354

		744,869

Electric-Distribution — 0.1%
Sempra Energy	2,231	279,678

Electric-Integrated — 0.5%
NextEra Energy, Inc.	17,792	1,302,552

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	2,557	265,979

Electronic Components-Semiconductors — 5.2%
Advanced Micro Devices, Inc.†	20,122	1,514,985
Broadcom, Inc.	6,893	2,410,000
Intel Corp.	41,549	1,839,790
IPG Photonics Corp.†	306	56,904
Microchip Technology, Inc.	4,327	454,681
Micron Technology, Inc.†	19,042	958,574
NVIDIA Corp.	10,575	5,301,882
Qorvo, Inc.†	1,958	249,371
Skyworks Solutions, Inc.	1,660	234,541
Texas Instruments, Inc.	9,733	1,407,295
Xilinx, Inc.	2,596	308,119

		14,736,142

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,114	577,064
TE Connectivity, Ltd.	2,828	273,976

		851,040

Electronic Forms — 1.3%
Adobe, Inc.†	8,221	3,675,609

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	3,012	307,495
FLIR Systems, Inc.	1,079	37,431
Keysight Technologies, Inc.†	3,207	336,318
Roper Technologies, Inc.	1,795	666,555

		1,347,799

Electronic Security Devices — 0.1%
Allegion PLC	1,581	155,728

Enterprise Software/Service — 1.9%
Oracle Corp.	19,881	1,115,523
Paycom Software, Inc.†	839	305,472
salesforce.com, Inc.†	15,597	3,622,715
Tyler Technologies, Inc.†	690	265,222

		5,308,932

Entertainment Software — 0.2%
Electronic Arts, Inc.†	2,623	314,314
Take-Two Interactive Software, Inc.†	1,960	303,643

		617,957

Finance-Consumer Loans — 0.1%
Synchrony Financial	9,305	232,811

Finance-Credit Card — 3.7%
American Express Co.	6,707	611,947
Discover Financial Services	3,256	211,672
Mastercard, Inc., Class A	15,140	4,370,010
Visa, Inc., Class A	28,897	5,250,874
Western Union Co.	7,044	136,935

		10,581,438

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	18,532	761,851

Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	1,864	151,525
CME Group, Inc.	3,135	472,507
Intercontinental Exchange, Inc.	5,291	499,470
Nasdaq, Inc.	926	112,037

		1,235,539

Food-Confectionery — 0.1%
Hershey Co.	1,693	232,720

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	2,421	138,554

Food-Misc./Diversified — 0.1%
Campbell Soup Co.	1,527	71,265
Lamb Weston Holdings, Inc.	1,370	86,927
McCormick & Co., Inc.	1,083	195,492

		353,684

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,922	216,926

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,498	62,512

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	4,753	417,361
Marriott International, Inc., Class A	4,558	423,347

		840,708

Independent Power Producers — 0.0%
NRG Energy, Inc.	4,184	132,298

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,133	268,657

Industrial Gases — 0.9%
Air Products & Chemicals, Inc.	3,786	1,045,845
Linde PLC	6,393	1,408,633

		2,454,478

Instruments-Controls — 0.4%
Honeywell International, Inc.	5,533	912,668
Mettler-Toledo International, Inc.†	259	258,459

		1,171,127

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,092	141,469
Waters Corp.†	658	146,615

		288,084

Insurance Brokers — 0.5%
Aon PLC, Class A	2,501	460,209
Arthur J. Gallagher & Co.	1,674	173,610
Marsh & McLennan Cos., Inc.	5,296	547,924
Willis Towers Watson PLC	1,060	193,429

		1,375,172

Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,179	83,402

Insurance-Property/Casualty — 0.2%
Progressive Corp.	6,120	562,428

Internet Content-Entertainment — 5.1%
Facebook, Inc., Class A†	41,207	10,841,974
Netflix, Inc.†	7,559	3,596,118

		14,438,092

Internet Security — 0.0%
NortonLifeLock, Inc.	6,280	129,180

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	1,340	215,512
BlackRock, Inc.	1,240	743,021
T. Rowe Price Group, Inc.	2,879	364,654

		1,323,187

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,476	860,006

Machinery-Farming — 0.2%
Deere & Co.	3,169	715,909

Machinery-General Industrial — 0.1%
IDEX Corp.	738	125,748
Otis Worldwide Corp.	3,698	226,613

		352,361

Machinery-Pumps — 0.2%
Dover Corp.	1,456	161,194
Ingersoll Rand, Inc.†	4,644	162,261
Xylem, Inc.	1,820	158,595

		482,050

Medical Information Systems — 0.1%
Cerner Corp.	3,297	231,087

Medical Instruments — 0.9%
Boston Scientific Corp.†	14,467	495,784
Edwards Lifesciences Corp.†	10,656	763,929
Intuitive Surgical, Inc.†	2,006	1,338,162

		2,597,875

Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	2,813	246,897
IQVIA Holdings, Inc.†	2,262	348,325

		595,222

Medical Products — 1.4%
Abbott Laboratories	17,600	1,849,936
ABIOMED, Inc.†	440	110,827
Baxter International, Inc.	3,904	302,833
Cooper Cos., Inc.	480	153,144
Hologic, Inc.†	2,397	164,962
STERIS PLC	787	139,448
Stryker Corp.	3,696	746,629
Varian Medical Systems, Inc.†	859	148,435
West Pharmaceutical Services, Inc.	1,266	344,441

		3,960,655

Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	2,179	250,890
Amgen, Inc.	5,923	1,284,935
Bio-Rad Laboratories, Inc., Class A†	264	154,815
Illumina, Inc.†	1,501	439,343
Incyte Corp.†	3,186	276,035
Regeneron Pharmaceuticals, Inc.†	1,200	652,272
Vertex Pharmaceuticals, Inc.†	4,464	930,119

		3,988,409

Medical-Drugs — 3.2%
AbbVie, Inc.	16,031	1,364,238
Bristol-Myers Squibb Co.	21,247	1,241,887
Eli Lilly & Co.	7,483	976,232
Johnson & Johnson	18,952	2,598,509
Merck & Co., Inc.	23,842	1,793,157
Zoetis, Inc.	8,144	1,291,231

		9,265,254

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	13,689	237,367

Multimedia — 0.8%
Walt Disney Co.	18,893	2,290,776

Networking Products — 0.1%
Arista Networks, Inc.†	938	195,948

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,657	146,098
Waste Management, Inc.	3,864	416,964

		563,062

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	3,067	53,304
Zebra Technologies Corp., Class A†	914	259,247

		312,551

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	1,016	140,604

Oil Companies-Exploration & Production — 0.4%
Apache Corp.	4,011	33,291
Cabot Oil & Gas Corp.	4,304	76,568
ConocoPhillips	18,383	526,121
EOG Resources, Inc.	4,990	170,858
Hess Corp.	4,685	174,376
Pioneer Natural Resources Co.	1,746	138,912

		1,120,126

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	2,063	17,329

Oil Refining & Marketing — 0.1%
Phillips 66	3,742	174,602

Real Estate Investment Trusts — 2.2%
Alexandria Real Estate Equities, Inc.	1,086	164,551
American Tower Corp.	7,602	1,745,799
Boston Properties, Inc.	1,068	77,334
Crown Castle International Corp.	4,172	651,666
Duke Realty Corp.	3,747	142,349
Equinix, Inc.	1,518	1,110,022
Essex Property Trust, Inc.	559	114,366
Extra Space Storage, Inc.	1,283	148,764
Federal Realty Investment Trust	495	34,046
Healthpeak Properties, Inc.	4,336	116,942
Mid-America Apartment Communities, Inc.	882	102,868
Prologis, Inc.	7,217	715,926
Public Storage	1,147	262,743
Realty Income Corp.	2,661	153,965
SBA Communications Corp.	1,919	557,220
Simon Property Group, Inc.	2,097	131,713
UDR, Inc.	2,377	74,258

		6,304,532

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	5,746	289,598

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	1,235	220,188

Respiratory Products — 0.2%
ResMed, Inc.	2,483	476,587

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	6,100	519,537

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	400	451,592
O’Reilly Automotive, Inc.†	1,269	554,045

		1,005,637

Retail-Automobile — 0.1%
CarMax, Inc.†	2,795	241,600

Retail-Building Products — 1.7%
Home Depot, Inc.	13,099	3,493,634
Lowe’s Cos., Inc.	8,549	1,351,597

		4,845,231

Retail-Discount — 1.2%
Costco Wholesale Corp.	4,465	1,596,774
Dollar General Corp.	4,268	890,774
Target Corp.	5,491	835,840

		3,323,388

Retail-Gardening Products — 0.0%
Tractor Supply Co.	976	130,013

Total Retail-Gardening Products (cost $80,612)		130,013

Retail-Jewelry — 0.1%
Tiffany & Co.	1,851	242,185

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	20,551	1,043,991

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	531	109,795

Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	479	575,509
Darden Restaurants, Inc.	1,026	94,310
Domino’s Pizza, Inc.	674	254,988
McDonald’s Corp.	5,611	1,195,143
Starbucks Corp.	20,036	1,742,330
Yum! Brands, Inc.	5,166	482,143

		4,344,423

Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	6,334	750,769
Maxim Integrated Products, Inc.	2,013	140,205
QUALCOMM, Inc.	19,338	2,385,536

		3,276,510

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	15,653	927,127
KLA Corp.	2,664	525,287
Lam Research Corp.	2,496	853,832
Teradyne, Inc.	2,846	250,021

		2,556,267

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	409	60,319

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,289	202,325

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	6,130	195,976

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,632	79,642

Tobacco — 0.4%
Altria Group, Inc.	12,422	448,186
Philip Morris International, Inc.	11,744	834,059

		1,282,245

Transport-Rail — 0.9%
CSX Corp.	6,556	517,531
Kansas City Southern	1,617	284,818
Norfolk Southern Corp.	2,361	493,732
Union Pacific Corp.	7,214	1,278,249

		2,574,330

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	1,494	132,025
United Parcel Service, Inc., Class B	5,453	856,721

		988,746

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	843	102,627
Old Dominion Freight Line, Inc.	1,649	313,920

		416,547

Water — 0.1%
American Water Works Co., Inc.	1,553	233,742

Web Hosting/Design — 0.1%
VeriSign, Inc.†	918	175,063

Web Portals/ISP — 5.8%
Alphabet, Inc., Class A†	5,150	8,322,967
Alphabet, Inc., Class C†	5,032	8,156,922

		16,479,889

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	2,910	459,955

Total Common Stocks (cost $203,027,031)		282,862,988

EXCHANGE-TRADED FUNDS — 0.6%
SPDR Portfolio S&P 500 Growth ETF (cost $1,795,500)	38,390	1,865,370

Total Long-Term Investment Securities (cost $204,822,531)		284,728,358

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.11% due 09/09/2021(1) (cost $299,704)	$300,000	299,689

TOTAL INVESTMENTS (cost $205,122,235)	100.0%	285,028,047
Liabilities in excess of other assets	(0.0)	(90,170)

NET ASSETS	100.0%	$284,937,877

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF	— Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	December 2020	674,456	652,940	$(21,516)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$282,862,988	$—	$—	$282,862,988
Exchange-Traded Funds	1,865,370	—	—	1,865,370
Short-Term Investment Securities	—	299,689	—	299,689

Total Investments at Value	$284,728,358	$299,689	$—	$285,028,047

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$21,516	$—	$—	$21,516

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	36,001	$651,258
Omnicom Group, Inc.	19,839	936,401

		1,587,659
Aerospace/Defense — 1.3%
Boeing Co.	48,988	7,073,377
General Dynamics Corp.	21,459	2,818,210
Lockheed Martin Corp.	22,713	7,952,503
Northrop Grumman Corp.	14,315	4,148,773
Raytheon Technologies Corp.	141,047	7,661,673
Teledyne Technologies, Inc.†	3,404	1,052,347
TransDigm Group, Inc.	5,005	2,389,437
		33,096,320
Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	36,242	625,174
L3Harris Technologies, Inc.	19,961	3,215,917
		3,841,091
Agricultural Biotech — 0.1%
Corteva, Inc.	69,115	2,279,413
Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	19,747	545,215
Mosaic Co.	31,851	589,243
		1,134,458
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	51,302	2,372,204
Airlines — 0.2%
Alaska Air Group, Inc.	11,416	432,552
American Airlines Group, Inc.	46,955	529,652
Delta Air Lines, Inc.	58,893	1,804,482
Southwest Airlines Co.	54,462	2,152,883
United Airlines Holdings, Inc.†	26,866	909,683
		5,829,252
Apparel Manufacturers — 0.2%
Hanesbrands, Inc.	32,145	516,570
PVH Corp.	6,550	381,799
Ralph Lauren Corp.	4,447	297,282
Tapestry, Inc.	25,505	566,976
Under Armour, Inc., Class A†	17,407	240,913
Under Armour, Inc., Class C†	17,955	219,590
VF Corp.	29,500	1,982,400
		4,205,530
Appliances — 0.0%
Whirlpool Corp.	5,752	1,063,890
Applications Software — 6.1%
Intuit, Inc.	24,172	7,606,445
Microsoft Corp.	698,716	141,469,029
ServiceNow, Inc.†	17,709	8,811,467
		157,886,941
Athletic Footwear — 0.5%
NIKE, Inc., Class B	114,938	13,801,755
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.	360,780	2,788,830
General Motors Co.	116,276	4,015,010
		6,803,840
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	13,635	2,998,200
PACCAR, Inc.	31,960	2,728,745
		5,726,945
Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC	24,931	2,405,592
BorgWarner, Inc.	22,569	789,464
		3,195,056
Banks-Commercial — 0.5%
Citizens Financial Group, Inc.	39,409	1,073,895
First Republic Bank	15,892	2,004,617
M&T Bank Corp.	11,844	1,226,802
Regions Financial Corp.	88,651	1,179,058
SVB Financial Group†	4,779	1,389,255
Truist Financial Corp.	124,424	5,240,739
Zions Bancorp NA	15,140	488,568
		12,602,934
Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	75,248	2,585,521
Northern Trust Corp.	19,213	1,503,802
State Street Corp.	32,535	1,916,311
		6,005,634
Banks-Super Regional — 0.8%
Comerica, Inc.	12,837	584,212
Fifth Third Bancorp	65,761	1,526,970
Huntington Bancshares, Inc.	93,927	980,598
KeyCorp	90,113	1,169,667
PNC Financial Services Group, Inc.	39,194	4,385,025
US Bancorp	126,564	4,929,668
Wells Fargo & Co.	380,401	8,159,601
		21,735,741
Beverages-Non-alcoholic — 1.4%
Coca-Cola Co.	356,935	17,154,296
Monster Beverage Corp.†	34,086	2,609,965
PepsiCo, Inc.	127,842	17,040,060
		36,804,321
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	16,852	1,174,753
Brewery — 0.1%
Constellation Brands, Inc., Class A	15,513	2,563,213
Molson Coors Beverage Co., Class B	17,363	612,219
		3,175,432
Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,792	299,390
Discovery, Inc., Class C†	28,581	523,604
Fox Corp., Class A	31,732	841,532
Fox Corp., Class B	14,463	378,063
		2,042,589
Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	12,755	1,031,497
Building Products-Air & Heating — 0.2%
Carrier Global Corp.	75,174	2,510,060
Johnson Controls International PLC	68,697	2,899,700
		5,409,760
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,749	1,531,246
Vulcan Materials Co.	12,229	1,771,249
		3,302,495

Building Products-Wood — 0.1%
Masco Corp.	24,147	1,294,279
Building-Maintenance & Services — 0.0%
Rollins, Inc.	13,618	787,801
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	30,558	2,041,580
Lennar Corp., Class A	25,355	1,780,682
NVR, Inc.†	321	1,268,942
PulteGroup, Inc.	24,761	1,009,258
		6,100,462
Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	13,810	8,338,754
Comcast Corp., Class A	420,897	17,778,690
DISH Network Corp., Class A†	22,778	580,611
		26,698,055
Casino Hotels — 0.1%
Las Vegas Sands Corp.	30,324	1,457,371
MGM Resorts International	37,802	777,587
Wynn Resorts, Ltd.	8,962	649,118
		2,884,076
Cellular Telecom — 0.2%
T-Mobile US, Inc.†	53,714	5,885,443
Chemicals-Diversified — 0.6%
Celanese Corp.	10,922	1,239,756
Dow, Inc.	68,427	3,112,744
DuPont de Nemours, Inc.	67,754	3,853,848
Eastman Chemical Co.	12,497	1,010,258
FMC Corp.	11,963	1,229,079
LyondellBasell Industries NV, Class A	23,734	1,624,592
PPG Industries, Inc.	21,788	2,826,339
		14,896,616
Chemicals-Specialty — 0.2%
Albemarle Corp.	9,820	915,323
Ecolab, Inc.	22,924	4,208,617
International Flavors & Fragrances, Inc.	9,873	1,013,562
		6,137,502
Coatings/Paint — 0.2%
Sherwin-Williams Co.	7,566	5,205,257
Commercial Services — 0.1%
Cintas Corp.	8,027	2,524,893
Nielsen Holdings PLC	32,939	445,006
Quanta Services, Inc.	12,743	795,545
		3,765,444
Commercial Services-Finance — 1.9%
Automatic Data Processing, Inc.	39,698	6,270,696
Equifax, Inc.	11,214	1,531,832
FleetCor Technologies, Inc.†	7,760	1,714,262
Global Payments, Inc.	27,629	4,358,198
IHS Markit, Ltd.	34,439	2,785,082
MarketAxess Holdings, Inc.	3,506	1,889,208
Moody’s Corp.	14,904	3,918,262
PayPal Holdings, Inc.†	108,330	20,163,463
S&P Global, Inc.	22,251	7,181,065
		49,812,068
Computer Aided Design — 0.5%
ANSYS, Inc.†	7,921	2,410,915
Autodesk, Inc.†	20,246	4,768,743
Cadence Design Systems, Inc.†	25,741	2,815,293
Synopsys, Inc.†	14,012	2,996,606
		12,991,557
Computer Data Security — 0.1%
Fortinet, Inc.†	12,402	1,368,809
Computer Services — 1.0%
Accenture PLC, Class A	58,740	12,741,294
Cognizant Technology Solutions Corp., Class A	50,065	3,575,642
DXC Technology Co.	23,470	432,317
International Business Machines Corp.	82,227	9,181,467
Leidos Holdings, Inc.	12,341	1,024,303
		26,955,023
Computer Software — 0.1%
Akamai Technologies, Inc.†	15,022	1,428,893
Citrix Systems, Inc.	11,406	1,291,957
		2,720,850
Computers — 6.4%
Apple, Inc.	1,484,321	161,583,184
Hewlett Packard Enterprise Co.	118,771	1,026,181
HP, Inc.	126,814	2,277,580
		164,886,945
Computers-Memory Devices — 0.1%
NetApp, Inc.	20,498	899,657
Seagate Technology PLC	20,607	985,427
Western Digital Corp.	27,932	1,053,874
		2,938,958
Consulting Services — 0.1%
Gartner, Inc.†	8,239	989,504
Verisk Analytics, Inc.	14,993	2,668,304
		3,657,808
Consumer Products-Misc. — 0.3%
Clorox Co.	11,653	2,415,084
Kimberly-Clark Corp.	31,489	4,175,127
		6,590,211
Containers-Metal/Glass — 0.1%
Ball Corp.	30,152	2,683,528
Containers-Paper/Plastic — 0.2%
Amcor PLC	144,817	1,510,441
Packaging Corp. of America	8,756	1,002,474
Sealed Air Corp.	14,373	569,027
WestRock Co.	23,972	900,149
		3,982,091
Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	79,163	6,245,169
Estee Lauder Cos., Inc., Class A	20,827	4,574,859
Procter & Gamble Co.	229,865	31,514,491
		42,334,519

Cruise Lines — 0.1%
Carnival Corp.	47,816	655,557
Norwegian Cruise Line Holdings, Ltd.†	25,448	423,200
Royal Caribbean Cruises, Ltd.	16,451	928,166
		2,006,923
Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	10,633	1,463,101
Fidelity National Information Services, Inc.	57,207	7,127,420
Fiserv, Inc.†	51,317	4,899,234
Jack Henry & Associates, Inc.	7,076	1,049,017
Paychex, Inc.	29,580	2,432,955
		16,971,727
Decision Support Software — 0.1%
MSCI, Inc.	7,722	2,701,464
Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	6,620	2,820,650
DENTSPLY SIRONA, Inc.	20,174	952,011
		3,772,661
Diagnostic Equipment — 1.2%
Danaher Corp.	58,294	13,380,805
Thermo Fisher Scientific, Inc.	36,524	17,280,235
		30,661,040
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	7,853	3,336,111
Dialysis Centers — 0.0%
DaVita, Inc.†	6,948	599,265
Disposable Medical Products — 0.1%
Teleflex, Inc.	4,295	1,366,798
Distribution/Wholesale — 0.3%
Copart, Inc.†	19,076	2,105,227
Fastenal Co.	52,962	2,289,547
LKQ Corp.†	25,848	826,878
Pool Corp.	3,700	1,294,371
WW Grainger, Inc.	4,155	1,454,333
		7,970,356
Diversified Banking Institutions — 2.5%
Bank of America Corp.	703,956	16,683,757
Citigroup, Inc.	192,217	7,961,628
Goldman Sachs Group, Inc.	31,768	6,005,423
JPMorgan Chase & Co.	281,383	27,586,789
Morgan Stanley	131,937	6,352,767
		64,590,364
Diversified Manufacturing Operations — 1.2%
3M Co.	53,184	8,507,313
A.O. Smith Corp.	12,499	646,073
Eaton Corp. PLC	36,941	3,834,107
General Electric Co.	808,185	5,996,733
Illinois Tool Works, Inc.	26,564	5,203,356
Parker-Hannifin Corp.	11,870	2,473,233
Textron, Inc.	21,054	753,733
Trane Technologies PLC	22,099	2,933,642
		30,348,190
Drug Delivery Systems — 0.3%
Becton Dickinson and Co.	26,763	6,185,732
DexCom, Inc.†	8,840	2,825,087
		9,010,819
E-Commerce/Products — 4.8%
Amazon.com, Inc.†	39,310	119,351,057
eBay, Inc.	61,389	2,923,958
Etsy, Inc.†	11,017	1,339,557
		123,614,572
E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	3,781	6,134,673
Cars.com, Inc.†	1	7
Expedia Group, Inc.	12,529	1,179,605
		7,314,285
E-Services/Consulting — 0.1%
CDW Corp.	13,173	1,615,010
Electric Products-Misc. — 0.2%
AMETEK, Inc.	21,202	2,082,037
Emerson Electric Co.	55,175	3,574,788
		5,656,825
Electric-Distribution — 0.2%
Consolidated Edison, Inc.	30,884	2,424,085
Sempra Energy	26,707	3,347,990
		5,772,075
Electric-Integrated — 2.7%
AES Corp.	61,411	1,197,515
Alliant Energy Corp.	23,049	1,274,149
Ameren Corp.	22,813	1,850,591
American Electric Power Co., Inc.	45,810	4,119,693
CenterPoint Energy, Inc.	50,303	1,062,902
CMS Energy Corp.	26,432	1,673,939
Dominion Energy, Inc.	77,569	6,231,893
DTE Energy Co.	17,787	2,195,272
Duke Energy Corp.	67,902	6,254,453
Edison International	34,921	1,956,973
Entergy Corp.	18,485	1,871,052
Evergy, Inc.	20,943	1,156,054
Eversource Energy	31,638	2,761,048
Exelon Corp.	89,975	3,589,103
FirstEnergy Corp.	50,053	1,487,575
NextEra Energy, Inc.	180,836	13,239,004
Pinnacle West Capital Corp.	10,392	847,675
PPL Corp.	70,981	1,951,977
Public Service Enterprise Group, Inc.	46,696	2,715,372
Southern Co.	97,512	5,602,064
WEC Energy Group, Inc.	29,124	2,928,418
Xcel Energy, Inc.	48,504	3,396,735
		69,363,457
Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,772	1,432,563
Electronic Components-Semiconductors — 3.6%
Advanced Micro Devices, Inc.†	108,400	8,161,436
Broadcom, Inc.	37,133	12,982,811

Intel Corp.	392,676	17,387,693
IPG Photonics Corp.†	3,295	612,738
Microchip Technology, Inc.	23,309	2,449,310
Micron Technology, Inc.†	102,578	5,163,777
NVIDIA Corp.	56,967	28,560,975
Qorvo, Inc.†	10,547	1,343,266
Skyworks Solutions, Inc.	15,422	2,178,974
Texas Instruments, Inc.	84,568	12,227,687
Xilinx, Inc.	22,557	2,677,290
		93,745,957
Electronic Connectors — 0.2%
Amphenol Corp., Class A	27,549	3,108,629
TE Connectivity, Ltd.	30,472	2,952,128
		6,060,757
Electronic Forms — 0.8%
Adobe, Inc.†	44,287	19,800,718
Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	28,466	2,906,094
FLIR Systems, Inc.	12,106	419,957
Fortive Corp.	31,122	1,917,115
Keysight Technologies, Inc.†	17,278	1,811,944
Roper Technologies, Inc.	9,668	3,590,115
Vontier Corp.†	12,448	357,756
		11,002,981
Electronic Security Devices — 0.0%
Allegion PLC	8,516	838,826
Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	12,022	1,142,090
Enterprise Software/Service — 1.3%
Oracle Corp.	178,497	10,015,467
Paycom Software, Inc.†	4,521	1,646,051
salesforce.com, Inc.†	84,020	19,515,325
Tyler Technologies, Inc.†	3,715	1,427,972
		32,604,815
Entertainment Software — 0.4%
Activision Blizzard, Inc.	71,266	5,396,974
Electronic Arts, Inc.†	26,664	3,195,147
Take-Two Interactive Software, Inc.†	10,557	1,635,491
		10,227,612
Finance-Consumer Loans — 0.1%
Synchrony Financial	50,125	1,254,128
Finance-Credit Card — 2.4%
American Express Co.	60,215	5,494,017
Capital One Financial Corp.	42,161	3,081,126
Discover Financial Services	28,292	1,839,263
Mastercard, Inc., Class A	81,560	23,541,478
Visa, Inc., Class A	155,668	28,286,432
Western Union Co.	37,948	737,709
		62,980,025
Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	136,752	5,621,875
Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	10,042	816,314
CME Group, Inc.	33,111	4,990,490
Intercontinental Exchange, Inc.	51,820	4,891,808
Nasdaq, Inc.	10,616	1,284,430
		11,983,042
Food-Confectionery — 0.4%
Hershey Co.	13,610	1,870,831
J.M. Smucker Co.	10,532	1,181,690
Mondelez International, Inc., Class A	131,877	7,005,306
		10,057,827
Food-Meat Products — 0.1%
Hormel Foods Corp.	25,907	1,261,412
Tyson Foods, Inc., Class A	27,168	1,554,824
		2,816,236
Food-Misc./Diversified — 0.5%
Campbell Soup Co.	18,692	872,356
Conagra Brands, Inc.	45,101	1,582,594
General Mills, Inc.	56,406	3,334,723
Kellogg Co.	23,429	1,473,450
Kraft Heinz Co.	59,826	1,830,077
Lamb Weston Holdings, Inc.	13,417	851,309
McCormick & Co., Inc.	11,444	2,065,756
		12,010,265
Food-Retail — 0.1%
Kroger Co.	71,825	2,313,483
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	46,953	2,596,970
Gas-Distribution — 0.1%
Atmos Energy Corp.	11,389	1,044,030
NiSource, Inc.	35,364	812,311
		1,856,341
Gold Mining — 0.2%
Newmont Corp.	74,147	4,659,397
Home Decoration Products — 0.0%
Newell Brands, Inc.	34,866	615,734
Home Furnishings — 0.0%
Leggett & Platt, Inc.	12,224	510,108
Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,604	2,248,287
Marriott International, Inc., Class A	24,554	2,280,576
		4,528,863
Human Resources — 0.0%
Robert Half International, Inc.	10,584	536,503
Independent Power Producers — 0.0%
NRG Energy, Inc.	22,541	712,746
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	10,707	2,538,844
Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	20,395	5,633,915
Linde PLC	48,506	10,687,812
		16,321,727
Instruments-Controls — 0.5%
Honeywell International, Inc.	64,795	10,687,935
Mettler-Toledo International, Inc.†	2,213	2,208,375
		12,896,310

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	10,324	1,337,474
Waters Corp.†	5,718	1,274,085
		2,611,559
Insurance Brokers — 0.5%
Aon PLC, Class A	21,388	3,935,606
Arthur J. Gallagher & Co.	17,681	1,833,696
Marsh & McLennan Cos., Inc.	46,767	4,838,514
Willis Towers Watson PLC	11,897	2,170,965
		12,778,781
Insurance-Life/Health — 0.3%
Aflac, Inc.	61,215	2,078,249
Globe Life, Inc.	9,048	733,702
Lincoln National Corp.	16,772	588,697
Principal Financial Group, Inc.	23,572	924,494
Prudential Financial, Inc.	36,470	2,334,810
Unum Group	18,794	331,902
		6,991,854
Insurance-Multi-line — 0.6%
Allstate Corp.	28,836	2,559,195
American International Group, Inc.(1)	79,536	2,504,589
Chubb, Ltd.	41,674	5,413,869
Cincinnati Financial Corp.	13,812	977,061
Hartford Financial Services Group, Inc.	33,072	1,273,933
Loews Corp.	22,009	763,272
MetLife, Inc.	71,233	2,696,169
		16,188,088
Insurance-Property/Casualty — 1.8%
Assurant, Inc.	5,507	684,906
Berkshire Hathaway, Inc., Class B†	183,017	36,951,132
Progressive Corp.	54,049	4,967,103
Travelers Cos., Inc.	23,377	2,821,838
WR Berkley Corp.	12,984	780,598
		46,205,577
Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,691	727,422
Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	221,986	58,406,737
Netflix, Inc.†	40,719	19,371,657
Twitter, Inc.†	73,028	3,020,438
		80,798,832
Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	5,648	750,845
Internet Security — 0.0%
NortonLifeLock, Inc.	54,567	1,122,443
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	11,104	1,785,856
BlackRock, Inc.	13,093	7,845,456
Franklin Resources, Inc.	24,697	463,069
Invesco, Ltd.	34,763	455,743
Raymond James Financial, Inc.	11,271	861,555
T. Rowe Price Group, Inc.	20,957	2,654,414
		14,066,093
Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	49,997	7,852,029
Machinery-Farming — 0.3%
Deere & Co.	28,934	6,536,480
Machinery-General Industrial — 0.2%
IDEX Corp.	6,972	1,187,959
Otis Worldwide Corp.	37,587	2,303,331
Westinghouse Air Brake Technologies Corp.	16,516	979,399
		4,470,689
Machinery-Pumps — 0.2%
Dover Corp.	13,293	1,471,668
Flowserve Corp.	12,018	349,964
Ingersoll Rand, Inc.†	34,271	1,197,429
Xylem, Inc.	16,615	1,447,831
		4,466,892
Medical Information Systems — 0.1%
Cerner Corp.	28,196	1,976,258
Medical Instruments — 1.1%
Boston Scientific Corp.†	132,093	4,526,827
Edwards Lifesciences Corp.†	57,405	4,115,365
Intuitive Surgical, Inc.†	10,805	7,207,799
Medtronic PLC	124,110	12,481,743
		28,331,734
Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	15,155	1,330,154
IQVIA Holdings, Inc.†	17,660	2,719,463
Laboratory Corp. of America Holdings†	8,993	1,796,532
Quest Diagnostics, Inc.	12,400	1,514,536
		7,360,685
Medical Products — 1.5%
Abbott Laboratories	163,472	17,182,542
ABIOMED, Inc.†	4,159	1,047,569
Baxter International, Inc.	46,740	3,625,622
Cooper Cos., Inc.	4,536	1,447,211
Henry Schein, Inc.†	13,182	838,111
Hologic, Inc.†	23,912	1,645,624
STERIS PLC	7,853	1,391,473
Stryker Corp.	30,171	6,094,844
Varian Medical Systems, Inc.†	8,414	1,453,939
West Pharmaceutical Services, Inc.	6,818	1,854,973
Zimmer Biomet Holdings, Inc.	19,117	2,525,356
		39,107,264
Medical-Biomedical/Gene — 1.6%
Alexion Pharmaceuticals, Inc.†	20,236	2,329,973
Amgen, Inc.	54,077	11,731,464
Bio-Rad Laboratories, Inc., Class A†	1,975	1,158,180
Biogen, Inc.†	14,617	3,684,507
Gilead Sciences, Inc.	115,755	6,731,153
Illumina, Inc.†	13,480	3,945,596
Incyte Corp.†	17,163	1,487,002
Regeneron Pharmaceuticals, Inc.†	9,652	5,246,441
Vertex Pharmaceuticals, Inc.†	24,049	5,010,850
		41,325,166

Medical-Drugs — 4.3%
AbbVie, Inc.	162,946	13,866,705
Bristol-Myers Squibb Co.	208,104	12,163,679
Eli Lilly & Co.	73,297	9,562,327
Johnson & Johnson	243,087	33,329,658
Merck & Co., Inc.	233,523	17,563,265
Pfizer, Inc.	513,063	18,203,475
Zoetis, Inc.	43,870	6,955,588
		111,644,697
Medical-Generic Drugs — 0.1%
Mylan NV†	47,729	693,980
Perrigo Co. PLC	12,601	552,806
		1,246,786
Medical-HMO — 1.6%
Anthem, Inc.	23,221	6,334,689
Centene Corp.†	53,502	3,161,968
Humana, Inc.	12,215	4,877,205
UnitedHealth Group, Inc.	87,744	26,774,204
		41,148,066
Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	24,344	3,017,195
Universal Health Services, Inc., Class B	7,174	785,912
		3,803,107
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	13,571	1,303,766
Cardinal Health, Inc.	27,001	1,236,376
McKesson Corp.	14,975	2,208,663
		4,748,805
Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	134,082	2,324,982
Multimedia — 0.8%
Walt Disney Co.	166,845	20,229,956
Networking Products — 0.6%
Arista Networks, Inc.†	5,054	1,055,781
Cisco Systems, Inc.	390,869	14,032,197
		15,087,978
Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	19,408	1,711,204
Waste Management, Inc.	35,885	3,872,350
		5,583,554
Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	16,521	287,135
Zebra Technologies Corp., Class A†	4,925	1,396,927
		1,684,062
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,706	1,066,433
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	34,851	289,263
Cabot Oil & Gas Corp.	36,801	654,690
Concho Resources, Inc.	18,162	753,905
ConocoPhillips	99,029	2,834,210
Devon Energy Corp.	35,344	315,622
Diamondback Energy, Inc.	14,572	378,289
EOG Resources, Inc.	53,758	1,840,674
Hess Corp.	25,239	939,396
Marathon Oil Corp.	72,888	288,636
Occidental Petroleum Corp.	77,291	705,667
Pioneer Natural Resources Co.	15,167	1,206,686
		10,207,038
Oil Companies-Integrated — 1.0%
Chevron Corp.	177,738	12,352,791
Exxon Mobil Corp.	390,390	12,734,522
		25,087,313
Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	35,850	301,140
Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	13,762	254,735
Marathon Petroleum Corp.	60,078	1,772,301
Phillips 66	40,320	1,881,331
Valero Energy Corp.	37,648	1,453,589
		5,361,956
Oil-Field Services — 0.2%
Baker Hughes Co.	60,598	895,033
Halliburton Co.	81,108	978,163
Schlumberger, Ltd.	128,162	1,914,740
TechnipFMC PLC	38,997	215,653
		4,003,589
Paper & Related Products — 0.1%
International Paper Co.	36,294	1,587,862
Pharmacy Services — 0.5%
Cigna Corp.	33,903	5,660,784
CVS Health Corp.	120,832	6,777,467
		12,438,251
Pipelines — 0.2%
Kinder Morgan, Inc.	179,732	2,138,811
ONEOK, Inc.	41,013	1,189,377
Williams Cos., Inc.	112,047	2,150,182
		5,478,370
Publishing-Newspapers — 0.0%
News Corp., Class A	35,916	471,577
News Corp., Class B	11,243	146,384
		617,961
Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	10,829	1,640,810
American Tower Corp.	40,955	9,405,316
Apartment Investment & Management Co., Class A	13,745	438,465
AvalonBay Communities, Inc.	12,995	1,807,994
Boston Properties, Inc.	13,076	946,833
Crown Castle International Corp.	38,748	6,052,438
Digital Realty Trust, Inc.	24,836	3,583,835
Duke Realty Corp.	34,214	1,299,790
Equinix, Inc.	8,176	5,978,618
Equity Residential	31,617	1,485,367
Essex Property Trust, Inc.	6,021	1,231,836

Extra Space Storage, Inc.	11,917	1,381,776
Federal Realty Investment Trust	6,355	437,097
Healthpeak Properties, Inc.	49,703	1,340,490
Host Hotels & Resorts, Inc.	65,116	682,416
Iron Mountain, Inc.	26,604	693,300
Kimco Realty Corp.	39,933	409,713
Mid-America Apartment Communities, Inc.	10,559	1,231,496
Prologis, Inc.	68,210	6,766,432
Public Storage	14,041	3,216,372
Realty Income Corp.	31,857	1,843,246
Regency Centers Corp.	14,565	518,368
SBA Communications Corp.	10,335	3,000,974
Simon Property Group, Inc.	28,243	1,773,943
SL Green Realty Corp.	6,763	289,524
UDR, Inc.	27,243	851,071
Ventas, Inc.	34,447	1,359,623
Vornado Realty Trust	14,472	444,725
Welltower, Inc.	38,529	2,071,704
Weyerhaeuser Co.	68,902	1,880,336
		64,063,908
Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	30,956	1,560,182
Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,655	1,186,520
Respiratory Products — 0.1%
ResMed, Inc.	13,379	2,567,965
Retail-Apparel/Shoe — 0.2%
Gap, Inc.	18,971	368,986
L Brands, Inc.	21,552	689,879
Ross Stores, Inc.	32,862	2,798,857
		3,857,722
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	6,384	940,235
AutoZone, Inc.†	2,157	2,435,210
Genuine Parts Co.	13,320	1,204,528
O’Reilly Automotive, Inc.†	6,838	2,985,471
		7,565,444
Retail-Automobile — 0.1%
CarMax, Inc.†	15,057	1,301,527
Retail-Building Products — 1.5%
Home Depot, Inc.	99,388	26,507,773
Lowe’s Cos., Inc.	69,777	11,031,744
		37,539,517
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	21,269	2,372,557
Retail-Discount — 1.8%
Costco Wholesale Corp.	40,766	14,578,737
Dollar General Corp.	22,993	4,798,869
Dollar Tree, Inc.†	21,910	1,978,911
Target Corp.	46,222	7,035,913
Walmart, Inc.	128,203	17,788,166
		46,180,596
Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	66,405	2,260,426
Retail-Gardening Products — 0.1%
Tractor Supply Co.	10,731	1,429,477
Retail-Jewelry — 0.1%
Tiffany & Co.	9,973	1,304,867
Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	110,708	5,623,966
Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	5,200	1,075,204
Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,582	3,102,221
Darden Restaurants, Inc.	12,010	1,103,959
Domino’s Pizza, Inc.	3,633	1,374,437
McDonald’s Corp.	68,702	14,633,526
Starbucks Corp.	107,933	9,385,854
Yum! Brands, Inc.	27,828	2,597,187
		32,197,184
Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	39,219	418,467
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	34,121	4,044,362
Maxim Integrated Products, Inc.	24,650	1,716,873
QUALCOMM, Inc.	104,172	12,850,658
		18,611,893
Semiconductor Equipment — 0.5%
Applied Materials, Inc.	84,323	4,994,451
KLA Corp.	14,354	2,830,322
Lam Research Corp.	13,445	4,599,266
Teradyne, Inc.	15,330	1,346,740
		13,770,779
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,739	551,428
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	22,834	2,018,297
Steel-Producers — 0.1%
Nucor Corp.	27,874	1,331,262
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	70,258	2,246,148
Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	30,630	604,024
Telephone-Integrated — 1.6%
AT&T, Inc.	657,846	17,774,999
CenturyLink, Inc.	91,201	786,153
Verizon Communications, Inc.	382,063	21,773,770
		40,334,922
Television — 0.1%
ViacomCBS, Inc., Class B	52,053	1,487,154

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	5,522	569,815
Theaters — 0.0%
Live Nation Entertainment, Inc.†	13,122	640,354
Tobacco — 0.6%
Altria Group, Inc.	171,584	6,190,751
Philip Morris International, Inc.	143,783	10,211,468
		16,402,219
Tools-Hand Held — 0.1%
Snap-on, Inc.	5,029	792,218
Stanley Black & Decker, Inc.	14,743	2,450,287
		3,242,505
Toys — 0.0%
Hasbro, Inc.	11,766	973,284
Transport-Rail — 0.9%
CSX Corp.	70,637	5,576,085
Kansas City Southern	8,711	1,534,355
Norfolk Southern Corp.	23,554	4,925,612
Union Pacific Corp.	62,677	11,105,738
		23,141,790
Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	12,448	1,100,777
Expeditors International of Washington, Inc.	15,480	1,367,967
FedEx Corp.	22,255	5,774,505
United Parcel Service, Inc., Class B	65,284	10,256,769
		18,500,018
Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,696	936,911
Old Dominion Freight Line, Inc.	8,883	1,691,057
		2,627,968
Water — 0.1%
American Water Works Co., Inc.	16,730	2,518,032
Water Treatment Systems — 0.0%
Pentair PLC	15,318	762,224
Web Hosting/Design — 0.1%
VeriSign, Inc.†	9,332	1,779,612
Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	27,742	44,834,124
Alphabet, Inc., Class C†	27,107	43,940,718
		88,774,842
Wireless Equipment — 0.1%
Motorola Solutions, Inc.	15,676	2,477,749
Total Common Stocks (cost $1,529,545,656)		2,504,217,942
EXCHANGE-TRADED FUNDS — 0.9%
SPDR S&P 500 ETF Trust (cost $22,939,662)	73,300	23,935,382
WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027 (cost $51,516)	10,408	25,708
Total Long-Term Investment Securities (cost $1,552,536,834)		2,528,179,032
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.07% due 02/25/2021(2)	$400,000	399,871
0.11% due 12/31/2020(2)	2,470,000	2,469,625
0.17% due 12/31/2020(2)	350,000	349,947
0.17% due 05/20/2021(2)	3,700,000	3,697,904

Total Short-Term Investment Securities (cost $6,915,776)		6,917,347
REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $55,016,000 and collateralized by $16,356,500 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and by $39,920,500 of United States Treasury Notes, bearing interest at 0.25% due 05/31/2025 and having an approximate aggregate value of $56,116,408 (cost $55,016,000)	55,016,000	55,016,000
TOTAL INVESTMENTS (cost $1,614,468,610)	100.0%	2,590,112,379
Other assets less liabilities	0.0	351,133

NET ASSETS	100.0%	$2,590,463,512

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
389	Long	S&P 500 E-Mini Index	December 2020	$66,051,296	$63,498,415	$(2,552,881)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,504,217,942	$—	$—	$2,504,217,942
Exchange-Traded Funds	23,935,382	—	—	23,935,382
Warrrants	25,708	—	—	25,708
Short-Term Investment Securities	—	6,917,347	—	6,917,347
Repurchase Agreements	—	55,016,000	—	55,016,000

Total Investments at Value	$2,528,179,032	$61,933,347	$—	$2,590,112,379

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,552,881	$—	$—	$2,552,881

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.2%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	9,467	$171,258
Omnicom Group, Inc.	5,217	246,242

		417,500

Aerospace/Defense — 1.0%
Boeing Co.	7,214	1,041,630
General Dynamics Corp.	5,643	741,095
Raytheon Technologies Corp.	17,432	946,906

		2,729,631

Aerospace/Defense-Equipment — 0.0%
Howmet Aerospace, Inc.	4,765	82,196

Agricultural Biotech — 0.2%
Corteva, Inc.	18,175	599,412

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	5,193	143,379
Mosaic Co.	8,376	154,956

		298,335

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	13,491	623,824

Airlines — 0.6%
Alaska Air Group, Inc.	3,002	113,746
American Airlines Group, Inc.	12,348	139,285
Delta Air Lines, Inc.	15,487	474,522
Southwest Airlines Co.	14,322	566,149
United Airlines Holdings, Inc.†	7,065	239,221

		1,532,923

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	8,453	135,840
PVH Corp.	1,722	100,375
Ralph Lauren Corp.	1,169	78,148
Tapestry, Inc.	6,707	149,096
Under Armour, Inc., Class A†	4,577	63,346
Under Armour, Inc., Class C†	4,721	57,738
VF Corp.	3,646	245,011

		829,554

Appliances — 0.1%
Whirlpool Corp.	1,512	279,660

Athletic Footwear — 0.5%
NIKE, Inc., Class B	9,974	1,197,678

Auto-Cars/Light Trucks — 0.7%
Ford Motor Co.	94,872	733,360
General Motors Co.	30,577	1,055,824

		1,789,184

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	1,327	291,794

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC	6,556	632,589
BorgWarner, Inc.	5,935	207,606

		840,195

Banks-Commercial — 1.1%
Citizens Financial Group, Inc.	10,363	282,392
First Republic Bank	2,131	268,804
M&T Bank Corp.	3,115	322,652
Regions Financial Corp.	23,312	310,050
SVB Financial Group†	452	131,396
Truist Financial Corp.	32,719	1,378,124
Zions Bancorp NA	3,981	128,467

		2,821,885

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	19,787	679,881
Northern Trust Corp.	5,052	395,420
State Street Corp.	8,556	503,949

		1,579,250

Banks-Super Regional — 2.2%
Comerica, Inc.	3,376	153,642
Fifth Third Bancorp	17,293	401,544
Huntington Bancshares, Inc.	24,700	257,868
KeyCorp	23,697	307,587
PNC Financial Services Group, Inc.	10,307	1,153,147
US Bancorp	33,282	1,296,334
Wells Fargo & Co.	100,032	2,145,686

		5,715,808

Beverages-Non-alcoholic — 2.0%
Coca-Cola Co.	56,317	2,706,595
Monster Beverage Corp.†	2,958	226,494
PepsiCo, Inc.	17,481	2,330,043

		5,263,132

Brewery — 0.3%
Constellation Brands, Inc., Class A	4,079	673,973
Molson Coors Beverage Co., Class B	4,566	160,997

		834,970

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,890	78,734
Discovery, Inc., Class C†	7,516	137,693
Fox Corp., Class A	8,344	221,283
Fox Corp., Class B	3,803	99,410

		537,120

Building Products-Air & Heating — 0.4%
Carrier Global Corp.	9,291	310,226
Johnson Controls International PLC	18,065	762,524

		1,072,750

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,898	109,799

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	6,668	468,294

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	48,700	2,057,088
DISH Network Corp., Class A†	5,990	152,685

		2,209,773

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,429	164,798
MGM Resorts International	3,877	79,750

		244,548

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	14,125	1,547,676

Chemicals-Diversified — 0.8%
DuPont de Nemours, Inc.	17,817	1,013,431
Eastman Chemical Co.	3,286	265,640
LyondellBasell Industries NV, Class A	6,241	427,197

PPG Industries, Inc.	2,807	364,124

		2,070,392

Chemicals-Specialty — 0.4%
Albemarle Corp.	2,582	240,668
Ecolab, Inc.	2,954	542,325
International Flavors & Fragrances, Inc.	2,596	266,505

		1,049,498

Commercial Services — 0.1%
Nielsen Holdings PLC	8,662	117,024
Quanta Services, Inc.	1,843	115,058

		232,082

Commercial Services-Finance — 0.6%
Automatic Data Processing, Inc.	3,967	626,627
Equifax, Inc.	1,180	161,188
Global Payments, Inc.	3,705	584,427
IHS Markit, Ltd.	2,445	197,727

		1,569,969

Computer Services — 1.8%
Accenture PLC, Class A	5,715	1,239,641
Cognizant Technology Solutions Corp., Class A	13,165	940,244
DXC Technology Co.	6,172	113,688
International Business Machines Corp.	21,623	2,414,424
Leidos Holdings, Inc.	1,623	134,709

		4,842,706

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,106	105,203
Citrix Systems, Inc.	1,440	163,109

		268,312

Computers — 0.3%
Hewlett Packard Enterprise Co.	31,233	269,853
HP, Inc.	33,348	598,930

		868,783

Computers-Memory Devices — 0.2%
NetApp, Inc.	2,911	127,764
Seagate Technology PLC	2,168	103,673
Western Digital Corp.	7,345	277,127

		508,564

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,222	217,479

Consumer Products-Misc. — 0.5%
Clorox Co.	3,064	635,014
Kimberly-Clark Corp.	4,223	559,928

		1,194,942

Containers-Metal/Glass — 0.1%
Ball Corp.	2,299	204,611

Containers-Paper/Plastic — 0.4%
Amcor PLC	38,082	397,195
Packaging Corp. of America	2,303	263,671
Sealed Air Corp.	3,780	149,650
WestRock Co.	6,304	236,715

		1,047,231

Cosmetics & Toiletries — 1.7%
Colgate-Palmolive Co.	11,449	903,211
Procter & Gamble Co.	25,387	3,480,558

		4,383,769

Cruise Lines — 0.2%
Carnival Corp.	12,574	172,389
Norwegian Cruise Line Holdings, Ltd.†	6,692	111,288
Royal Caribbean Cruises, Ltd.	4,326	244,073

		527,750

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	839	115,446
Fidelity National Information Services, Inc.	15,044	1,874,332
Jack Henry & Associates, Inc.	893	132,387
Paychex, Inc.	2,567	211,136

		2,333,301

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	2,493	117,645

Diagnostic Equipment — 0.5%
Danaher Corp.	5,519	1,266,831

Dialysis Centers — 0.1%
DaVita, Inc.†	1,827	157,579

Distribution/Wholesale — 0.3%
Fastenal Co.	4,178	180,615
LKQ Corp.†	3,263	104,383
WW Grainger, Inc.	1,093	382,572

		667,570

Diversified Banking Institutions — 5.1%
Bank of America Corp.	185,115	4,387,226
Citigroup, Inc.	50,546	2,093,615
Goldman Sachs Group, Inc.	8,354	1,579,240
JPMorgan Chase & Co.	38,477	3,772,285
Morgan Stanley	34,694	1,670,516

		13,502,882

Diversified Manufacturing Operations — 2.4%
3M Co.	13,985	2,237,040
A.O. Smith Corp.	3,287	169,905
Eaton Corp. PLC	9,714	1,008,216
General Electric Co.	212,524	1,576,928
Illinois Tool Works, Inc.	2,724	533,577
Parker-Hannifin Corp.	1,405	292,746
Textron, Inc.	5,537	198,225
Trane Technologies PLC	2,208	293,112

		6,309,749

Drug Delivery Systems — 0.6%
Becton Dickinson and Co.	7,038	1,626,693

E-Commerce/Services — 0.1%
Expedia Group, Inc.	3,295	310,224

Electric Products-Misc. — 0.2%
Emerson Electric Co.	6,674	432,408

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	8,121	637,417
Sempra Energy	3,863	484,266

		1,121,683

Electric-Integrated — 6.2%
AES Corp.	16,149	314,906
Alliant Energy Corp.	6,061	335,052
Ameren Corp.	5,999	486,639
American Electric Power Co., Inc.	12,046	1,083,297
CenterPoint Energy, Inc.	13,228	279,508
CMS Energy Corp.	6,951	440,207
Dominion Energy, Inc.	20,398	1,638,775
DTE Energy Co.	4,677	577,235
Duke Energy Corp.	17,856	1,644,716
Edison International	9,183	514,615
Entergy Corp.	4,861	492,030
Evergy, Inc.	5,507	303,986
Eversource Energy	8,320	726,086
Exelon Corp.	23,660	943,797
FirstEnergy Corp.	13,162	391,175
NextEra Energy, Inc.	22,352	1,636,390
Pinnacle West Capital Corp.	2,733	222,931
PPL Corp.	18,666	513,315
Public Service Enterprise Group, Inc.	12,279	714,024
Southern Co.	25,642	1,473,133
WEC Energy Group, Inc.	7,659	770,113
Xcel Energy, Inc.	12,755	893,233

		16,395,163

Electronic Components-Semiconductors — 1.4%
Intel Corp.	44,402	1,966,121
IPG Photonics Corp.†	433	80,521
Skyworks Solutions, Inc.	1,703	240,617
Texas Instruments, Inc.	8,451	1,221,930
Xilinx, Inc.	2,254	267,527

		3,776,716

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	4,007	388,198

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	3,219	328,628
FLIR Systems, Inc.	1,655	57,412
Fortive Corp.	8,184	504,134
Vontier Corp.†	3,273	94,066

		984,240

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	3,161	300,295

Enterprise Software/Service — 0.4%
Oracle Corp.	18,775	1,053,465

Entertainment Software — 0.7%
Activision Blizzard, Inc.	18,741	1,419,256
Electronic Arts, Inc.†	3,296	394,960

		1,814,216

Finance-Credit Card — 0.6%
American Express Co.	6,334	577,914
Capital One Financial Corp.	11,087	810,238
Discover Financial Services	2,827	183,783

		1,571,935

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	9,710	399,178

Finance-Other Services — 0.5%
CME Group, Inc.	4,266	642,972
Intercontinental Exchange, Inc.	6,132	578,861
Nasdaq, Inc.	1,480	179,065

		1,400,898

Food-Confectionery — 0.9%
Hershey Co.	1,181	162,340
J.M. Smucker Co.	2,770	310,794
Mondelez International, Inc., Class A	34,679	1,842,149

		2,315,283

Food-Meat Products — 0.2%
Hormel Foods Corp.	6,813	331,725
Tyson Foods, Inc., Class A	3,715	212,609

		544,334

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	2,753	128,483
Conagra Brands, Inc.	11,860	416,167
General Mills, Inc.	14,833	876,927
Kellogg Co.	6,161	387,465
Kraft Heinz Co.	15,732	481,242
Lamb Weston Holdings, Inc.	1,588	100,759
McCormick & Co., Inc.	1,475	266,252

		2,657,295

Food-Retail — 0.2%
Kroger Co.	18,887	608,350

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	6,791	375,610

Gas-Distribution — 0.2%
Atmos Energy Corp.	2,995	274,552
NiSource, Inc.	9,300	213,621

		488,173

Gold Mining — 0.5%
Newmont Corp.	19,498	1,225,254

Home Decoration Products — 0.1%
Newell Brands, Inc.	9,169	161,925

Home Furnishings — 0.0%
Leggett & Platt, Inc.	1,093	45,611

Human Resources — 0.1%
Robert Half International, Inc.	2,783	141,070

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,211	287,152

Industrial Gases — 0.3%
Linde PLC	3,699	815,038

Instruments-Controls — 0.7%
Honeywell International, Inc.	9,201	1,517,705
Mettler-Toledo International, Inc.†	215	214,551

		1,732,256

Instruments-Scientific — 0.1%
PerkinElmer, Inc.	1,167	151,185
Waters Corp.†	571	127,230

		278,415

Insurance Brokers — 0.5%
Aon PLC, Class A	2,081	382,925
Arthur J. Gallagher & Co.	2,278	236,251
Marsh & McLennan Cos., Inc.	4,796	496,194
Willis Towers Watson PLC	1,627	296,895

		1,412,265

Insurance-Life/Health — 0.7%
Aflac, Inc.	16,097	546,493
Globe Life, Inc.	2,379	192,913
Lincoln National Corp.	4,410	154,791
Principal Financial Group, Inc.	6,199	243,125
Prudential Financial, Inc.	9,590	613,952
Unum Group	4,942	87,276

		1,838,550

Insurance-Multi-line — 1.6%
Allstate Corp.	7,583	672,991
American International Group, Inc.(1)	20,915	658,613
Chubb, Ltd.	10,959	1,423,684
Cincinnati Financial Corp.	1,961	138,721
Hartford Financial Services Group, Inc.	8,697	335,009
Loews Corp.	5,788	200,728
MetLife, Inc.	18,732	709,006

		4,138,752

Insurance-Property/Casualty — 4.3%
Assurant, Inc.	1,448	180,088
Berkshire Hathaway, Inc., Class B†	48,127	9,716,841
Progressive Corp.	5,543	509,402
Travelers Cos., Inc.	6,147	742,004
WR Berkley Corp.	3,414	205,250

		11,353,585

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	970	191,168

Internet Content-Entertainment — 0.3%
Twitter, Inc.†	19,204	794,277

Internet Infrastructure Software — 0.1%
F5 Networks, Inc.†	1,485	197,416

Internet Security — 0.0%
NortonLifeLock, Inc.	5,453	112,168

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	1,022	164,368
BlackRock, Inc.	1,687	1,010,867
Franklin Resources, Inc.	6,495	121,781
Invesco, Ltd.	9,142	119,852
Raymond James Financial, Inc.	2,964	226,568
T. Rowe Price Group, Inc.	1,433	181,504

		1,824,940

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	5,390	846,500

Machinery-Farming — 0.3%
Deere & Co.	3,119	704,613

Machinery-General Industrial — 0.3%
IDEX Corp.	788	134,267
Otis Worldwide Corp.	4,645	284,646
Westinghouse Air Brake Technologies Corp.	4,343	257,540

		676,453

Machinery-Pumps — 0.2%
Dover Corp.	1,433	158,647
Flowserve Corp.	3,160	92,019
Ingersoll Rand, Inc.†	2,433	85,009
Xylem, Inc.	1,791	156,068

		491,743

Medical Information Systems — 0.1%
Cerner Corp.	2,743	192,257

Medical Instruments — 1.4%
Boston Scientific Corp.†	14,242	488,073
Medtronic PLC	32,637	3,282,303

		3,770,376

Medical Labs & Testing Services — 0.4%
IQVIA Holdings, Inc.†	1,440	221,746
Laboratory Corp. of America Holdings†	2,365	472,456
Quest Diagnostics, Inc.	3,261	398,298

		1,092,500

Medical Products — 1.8%
Abbott Laboratories	18,055	1,897,761
ABIOMED, Inc.†	470	118,384
Baxter International, Inc.	6,760	524,373
Cooper Cos., Inc.	513	163,673
Henry Schein, Inc.†	3,466	220,368
Hologic, Inc.†	2,892	199,027
STERIS PLC	950	168,330
Stryker Corp.	2,698	545,023
Varian Medical Systems, Inc.†	996	172,109
Zimmer Biomet Holdings, Inc.	5,027	664,067

		4,673,115

Medical-Biomedical/Gene — 2.0%
Alexion Pharmaceuticals, Inc.†	2,235	257,338
Amgen, Inc.	5,830	1,264,760
Bio-Rad Laboratories, Inc., Class A†	145	85,031
Biogen, Inc.†	3,844	968,957
Gilead Sciences, Inc.	30,440	1,770,086
Illumina, Inc.†	1,418	415,049
Regeneron Pharmaceuticals, Inc.†	838	455,503

		5,216,724

Medical-Drugs — 6.2%
AbbVie, Inc.	20,139	1,713,829
Bristol-Myers Squibb Co.	24,626	1,439,390
Eli Lilly & Co.	8,674	1,131,610
Johnson & Johnson	37,075	5,083,353
Merck & Co., Inc.	27,634	2,078,353
Pfizer, Inc.	134,917	4,786,855

		16,233,390

Medical-Generic Drugs — 0.1%
Mylan NV†	12,551	182,492

Perrigo Co. PLC	3,314	145,385

		327,877

Medical-HMO — 4.1%
Anthem, Inc.	6,106	1,665,717
Centene Corp.†	14,069	831,478
Humana, Inc.	3,212	1,282,487
UnitedHealth Group, Inc.	23,073	7,040,495

		10,820,177

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	6,402	793,464
Universal Health Services, Inc., Class B	1,887	206,721

		1,000,185

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	3,569	342,874
Cardinal Health, Inc.	7,100	325,109
McKesson Corp.	3,938	580,815

		1,248,798

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	15,866	275,116

Multimedia — 0.8%
Walt Disney Co.	17,111	2,074,709

Networking Products — 1.4%
Cisco Systems, Inc.	102,785	3,689,982

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,756	242,997
Waste Management, Inc.	3,963	427,647

		670,644

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	588	81,373

Oil Companies-Exploration & Production — 0.4%
Apache Corp.	3,482	28,901
Cabot Oil & Gas Corp.	3,581	63,706
Concho Resources, Inc.	4,776	198,252
Devon Energy Corp.	9,294	82,995
Diamondback Energy, Inc.	3,832	99,479
EOG Resources, Inc.	7,068	242,008
Marathon Oil Corp.	19,167	75,901
Occidental Petroleum Corp.	20,325	185,567
Pioneer Natural Resources Co.	1,516	120,613

		1,097,422

Oil Companies-Integrated — 2.5%
Chevron Corp.	46,738	3,248,291
Exxon Mobil Corp.	102,659	3,348,737

		6,597,028

Oil Field Machinery & Equipment — 0.0%
National Oilwell Varco, Inc.	6,505	54,642

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	3,619	66,988
Marathon Petroleum Corp.	15,798	466,041
Phillips 66	5,301	247,344
Valero Energy Corp.	9,900	382,239

		1,162,612

Oil-Field Services — 0.4%
Baker Hughes Co.	15,935	235,360
Halliburton Co.	21,329	257,228
Schlumberger, Ltd.	33,702	503,508
TechnipFMC PLC	10,255	56,710

		1,052,806

Paper & Related Products — 0.2%
International Paper Co.	9,544	417,550

Pharmacy Services — 1.3%
Cigna Corp.	8,915	1,488,537
CVS Health Corp.	31,774	1,782,204

		3,270,741

Pipelines — 0.6%
Kinder Morgan, Inc.	47,263	562,430
ONEOK, Inc.	10,785	312,765
Williams Cos., Inc.	29,464	565,414

		1,440,609

Publishing-Newspapers — 0.1%
News Corp., Class A	9,445	124,013
News Corp., Class B	2,957	38,500

		162,513

Real Estate Investment Trusts — 3.0%
Alexandria Real Estate Equities, Inc.	1,310	198,491
Apartment Investment & Management Co., Class A	3,614	115,287
AvalonBay Communities, Inc.	3,417	475,407
Boston Properties, Inc.	1,926	139,462
Crown Castle International Corp.	4,279	668,380
Digital Realty Trust, Inc.	6,531	942,423
Duke Realty Corp.	3,689	140,145
Equity Residential	8,314	390,592
Essex Property Trust, Inc.	792	162,035
Extra Space Storage, Inc.	1,316	152,590
Federal Realty Investment Trust	969	66,648
Healthpeak Properties, Inc.	6,927	186,821
Host Hotels & Resorts, Inc.	17,123	179,449
Iron Mountain, Inc.	6,996	182,316
Kimco Realty Corp.	10,501	107,740
Mid-America Apartment Communities, Inc.	1,527	178,094
Prologis, Inc.	7,713	765,130
Public Storage	2,068	473,717
Realty Income Corp.	4,608	266,619
Regency Centers Corp.	3,830	136,310
Simon Property Group, Inc.	4,456	279,881
SL Green Realty Corp.	1,778	76,116
UDR, Inc.	3,797	118,618
Ventas, Inc.	9,058	357,519
Vornado Realty Trust	3,806	116,958
Welltower, Inc.	10,132	544,798
Weyerhaeuser Co.	18,119	494,468

		7,916,014

Retail-Apparel/Shoe — 0.1%
Gap, Inc.†	4,989	97,036
L Brands, Inc.	5,667	181,401

		278,437

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	1,679	247,283
Genuine Parts Co.	3,503	316,776

		564,059

Retail-Building Products — 1.1%
Home Depot, Inc.	7,579	2,021,395
Lowe’s Cos., Inc.	6,239	986,386

		3,007,781

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	5,593	623,899

Retail-Discount — 2.8%
Costco Wholesale Corp.	4,395	1,571,740
Dollar Tree, Inc.†	5,762	520,424
Target Corp.	4,376	666,114
Walmart, Inc.	33,713	4,677,679

		7,435,957

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	17,462	594,407

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,439	191,689

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	615	127,164

Retail-Restaurants — 0.9%
Darden Restaurants, Inc.	1,705	156,724
McDonald’s Corp.	10,117	2,154,921

		2,311,645

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	10,313	110,040

Semiconductor Components-Integrated Circuits — 0.1%
Maxim Integrated Products, Inc.	3,630	252,830

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	403	59,434

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	2,762	244,133

Steel-Producers — 0.1%
Nucor Corp.	7,330	350,081

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	9,792	313,050

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	8,055	158,845

Telephone-Integrated — 4.0%
AT&T, Inc.	172,990	4,674,190
CenturyLink, Inc.	23,983	206,734
Verizon Communications, Inc.	100,469	5,725,728

		10,606,652

Television — 0.2%
ViacomCBS, Inc., Class B	13,688	391,066

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,452	149,832

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,139	55,583

Tobacco — 1.0%
Altria Group, Inc.	27,524	993,066
Philip Morris International, Inc.	21,174	1,503,777

		2,496,843

Tools-Hand Held — 0.3%
Snap-on, Inc.	1,322	208,255
Stanley Black & Decker, Inc.	3,877	644,357

		852,612

Toys — 0.1%
Hasbro, Inc.	3,094	255,936

Transport-Rail — 0.9%
CSX Corp.	9,287	733,116
Norfolk Southern Corp.	2,849	595,783
Union Pacific Corp.	6,263	1,109,741

		2,438,640

Transport-Services — 1.3%
C.H. Robinson Worldwide, Inc.	3,273	289,431
Expeditors International of Washington, Inc.	1,954	172,675
FedEx Corp.	5,852	1,518,418
United Parcel Service, Inc., Class B	9,442	1,483,433

		3,463,957

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	830	101,044

Water — 0.1%
American Water Works Co., Inc.	2,200	331,122

Water Treatment Systems — 0.1%
Pentair PLC	4,028	200,433

Web Hosting/Design — 0.1%
VeriSign, Inc.†	1,153	219,877

Total Common Stocks (cost $275,370,762)		257,818,252

EXCHANGE-TRADED FUNDS — 1.5%
iShares S&P 500 Value ETF (cost $4,042,317)	36,060	3,980,664

WARRANTS — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027† (cost $13,530)	2,734	6,753

Total Long-Term Investment Securities (cost $279,426,609)		261,805,669

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.17% due 12/31/2020(2) (cost $149,959)	$150,000	149,977

TOTAL INVESTMENTS (cost $279,576,568)	99.8%	261,955,646
Other assets less liabilities	0.2	555,462

NET ASSETS	100.0%	$262,511,108

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
6	Long	S&P 500 E-Mini Index	December 2020	$1,011,685	$979,410	$(32,275)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$257,818,252	$—	$—	$257,818,252
Exchange-Traded Funds	3,980,664	—	—	3,980,664
Warrants	6,753	—	—	6,753
Short-Term Investment Securities	—	149,977	—	149,977

Total Investments at Value	$261,805,669	$149,977	$—	$261,955,646

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$32,275	$—	$—	$32,275

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	57,400	$1,038,366

Aerospace/Defense — 2.6%
General Dynamics Corp.	50,600	6,645,298
Lockheed Martin Corp.	48,800	17,086,344
Northrop Grumman Corp.	29,700	8,607,654

		32,339,296

Agricultural Biotech — 0.2%
Corteva, Inc.	70,000	2,308,600

Agricultural Chemicals — 0.1%
Mosaic Co.	44,200	817,700

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	97,500	4,508,400
Bunge, Ltd.	16,300	924,699

		5,433,099

Apparel Manufacturers — 0.1%
Deckers Outdoor Corp.†	1,800	456,066
Hanesbrands, Inc.	40,600	652,442

		1,108,508

Appliances — 0.2%
Whirlpool Corp.	10,600	1,960,576

Applications Software — 0.1%
CDK Global, Inc.	19,900	857,690

Auto-Cars/Light Trucks — 0.9%
Ford Motor Co.	455,300	3,519,469
General Motors Co.	211,200	7,292,736

		10,812,205

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	26,600	5,849,074
PACCAR, Inc.	60,500	5,165,490

		11,014,564

Auto/Truck Parts & Equipment-Original — 0.2%
Gentex Corp.	41,300	1,142,771
Lear Corp.	9,800	1,183,938

		2,326,709

Banks-Commercial — 0.6%
Commerce Bancshares, Inc.	19,972	1,243,257
Cullen/Frost Bankers, Inc.	10,100	709,727
East West Bancorp, Inc.	23,000	839,040
Regions Financial Corp.	111,900	1,488,270
SVB Financial Group†	9,400	2,732,580

		7,012,874

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	160,900	5,528,524
Northern Trust Corp.	36,800	2,880,336
State Street Corp.	63,400	3,734,260

		12,143,120

Banks-Super Regional — 0.9%
Fifth Third Bancorp	115,700	2,686,554
PNC Financial Services Group, Inc.	76,500	8,558,820

		11,245,374

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	26,000	526,240
Fox Corp., Class A	55,700	1,477,164

		2,003,404

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	24,300	1,965,141
Owens Corning	19,200	1,257,024

		3,222,165

Building Products-Air & Heating — 0.4%
Johnson Controls International PLC	124,900	5,272,029

Building Products-Wood — 0.2%
Masco Corp.	49,200	2,637,120

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	64,100	4,282,521
Lennar Corp., Class A	48,800	3,427,224
PulteGroup, Inc.	44,000	1,793,440
Toll Brothers, Inc.	14,700	621,516

		10,124,701

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	789,800	33,361,152

Chemicals-Diversified — 1.4%
Celanese Corp.	21,400	2,429,114
Eastman Chemical Co.	24,000	1,940,160
FMC Corp.	22,500	2,311,650
Huntsman Corp.	32,800	796,712
LyondellBasell Industries NV, Class A	67,900	4,647,755
PPG Industries, Inc.	38,500	4,994,220

		17,119,611

Chemicals-Specialty — 0.1%
Albemarle Corp.	18,800	1,752,348

Commercial Services — 0.1%
Quanta Services, Inc.	25,100	1,566,993

Computer Services — 2.1%
Cognizant Technology Solutions Corp., Class A	88,500	6,320,670
Genpact, Ltd.	22,200	763,014
International Business Machines Corp.	154,300	17,229,138
Leidos Holdings, Inc.	16,600	1,377,800

		25,690,622

Computers — 0.3%
HP, Inc.	233,800	4,199,048

Computers-Memory Devices — 0.1%
NetApp, Inc.	36,100	1,584,429

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	39,600	5,250,564

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	24,000	2,059,200

Containers-Paper/Plastic — 0.4%
Amcor PLC	182,800	1,906,604
Packaging Corp. of America	16,500	1,889,085
Sealed Air Corp.	25,400	1,005,586
Sonoco Products Co.	12,200	596,458

		5,397,733

Dialysis Centers — 0.2%
DaVita, Inc.†	24,300	2,095,875

Distribution/Wholesale — 0.5%
HD Supply Holdings, Inc.†	24,800	988,528

LKQ Corp.†	53,200	1,701,868
WW Grainger, Inc.	9,400	3,290,188

		5,980,584

Diversified Banking Institutions — 8.2%
Bank of America Corp.	1,561,300	37,002,810
Goldman Sachs Group, Inc.	62,000	11,720,480
JPMorgan Chase & Co.	546,000	53,529,840

		102,253,130

Diversified Manufacturing Operations — 2.4%
3M Co.	93,375	14,936,265
Carlisle Cos., Inc.	9,100	1,127,217
Eaton Corp. PLC	72,100	7,483,259
ITT, Inc.	14,000	847,140
Parker-Hannifin Corp.	22,500	4,688,100
Textron, Inc.	26,600	952,280

		30,034,261

E-Commerce/Products — 0.5%
eBay, Inc.	141,900	6,758,697

E-Services/Consulting — 0.2%
CDW Corp.	16,600	2,035,160

Electric Products-Misc. — 0.5%
Emerson Electric Co.	100,100	6,485,479

Electric-Integrated — 2.3%
AES Corp.	108,000	2,106,000
American Electric Power Co., Inc.	99,300	8,930,049
Evergy, Inc.	39,800	2,196,960
Exelon Corp.	113,600	4,531,504
OGE Energy Corp.	32,800	1,009,256
Pinnacle West Capital Corp.	29,100	2,373,687
Public Service Enterprise Group, Inc.	132,000	7,675,800

		28,823,256

Electronic Components-Misc. — 0.3%
Hubbell, Inc.	9,800	1,425,998
Jabil, Inc.	24,400	808,616
Sensata Technologies Holding PLC†	27,200	1,188,912

		3,423,526

Electronic Components-Semiconductors — 5.8%
Broadcom, Inc.	69,500	24,299,285
Intel Corp.	756,300	33,488,964
Micron Technology, Inc.†	190,200	9,574,668
ON Semiconductor Corp.†	70,900	1,778,881
Qorvo, Inc.†	19,900	2,534,464

		71,676,262

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,300	1,113,827

Electronic Security Devices — 0.1%
Allegion PLC	10,700	1,053,950

Enterprise Software/Service — 2.4%
Oracle Corp.	538,200	30,198,402

Entertainment Software — 0.5%
Electronic Arts, Inc.†	51,000	6,111,330

Finance-Auto Loans — 0.2%
Ally Financial, Inc.	43,600	1,163,248
Credit Acceptance Corp.†	3,400	1,013,608

		2,176,856

Finance-Consumer Loans — 0.1%
Synchrony Financial	68,000	1,701,360

Finance-Credit Card — 1.8%
American Express Co.	142,600	13,010,824
Capital One Financial Corp.	81,500	5,956,020
Discover Financial Services	35,700	2,320,857
Western Union Co.	69,100	1,343,304

		22,631,005

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	53,200	1,037,932

Finance-Other Services — 0.1%
SEI Investments Co.	24,400	1,199,260

Food-Confectionery — 0.2%
J.M. Smucker Co.	18,700	2,098,140

Food-Meat Products — 0.2%
Tyson Foods, Inc., Class A	51,400	2,941,622

Food-Misc./Diversified — 1.1%
Conagra Brands, Inc.	84,800	2,975,632
Ingredion, Inc.	11,400	808,146
Kellogg Co.	59,300	3,729,377
Kraft Heinz Co.	199,800	6,111,882

		13,625,037

Food-Retail — 0.2%
Kroger Co.	90,200	2,905,342

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	23,000	729,330

Home Decoration Products — 0.1%
Newell Brands, Inc.	49,400	872,404

Human Resources — 0.1%
Robert Half International, Inc.	18,800	952,972

Independent Power Producers — 0.2%
NRG Energy, Inc.	43,500	1,375,470
Vistra Corp.	84,000	1,459,080

		2,834,550

Instruments-Controls — 1.5%
Honeywell International, Inc.	114,000	18,804,300

Insurance-Life/Health — 1.4%
Aflac, Inc.	127,600	4,332,020
Equitable Holdings, Inc.	81,500	1,751,435
Globe Life, Inc.	40,200	3,259,818
Primerica, Inc.	6,700	738,608
Principal Financial Group, Inc.	32,000	1,255,040
Prudential Financial, Inc.	69,900	4,474,998
Voya Financial, Inc.	26,200	1,255,766

		17,067,685

Insurance-Multi-line — 1.9%
Allstate Corp.	56,300	4,996,625
Chubb, Ltd.	78,800	10,236,908
Loews Corp.	51,800	1,796,424

MetLife, Inc.	160,500	6,074,925

		23,104,882

Insurance-Property/Casualty — 2.3%
Arch Capital Group, Ltd.†	70,900	2,141,889
Assurant, Inc.	10,400	1,293,448
First American Financial Corp.	18,100	807,079
Markel Corp.†	2,450	2,285,360
Old Republic International Corp.	37,000	602,360
Progressive Corp.	95,700	8,794,830
Travelers Cos., Inc.	92,600	11,177,746
WR Berkley Corp.	27,350	1,644,282

		28,746,994

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	6,500	1,281,020

Investment Management/Advisor Services — 2.3%
Ameriprise Financial, Inc.	24,300	3,908,169
BlackRock, Inc.	27,000	16,178,670
LPL Financial Holdings, Inc.	14,300	1,142,999
Raymond James Financial, Inc.	24,300	1,857,492
T. Rowe Price Group, Inc.	40,500	5,129,730

		28,217,060

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	9,500	967,290

Machinery-Construction & Mining — 1.3%
Caterpillar, Inc.	96,500	15,155,325
Oshkosh Corp.	11,400	767,904

		15,923,229

Machinery-Electrical — 0.0%
BWX Technologies, Inc.	11,100	610,611

Machinery-Farming — 1.1%
AGCO Corp.	13,100	1,009,093
Deere & Co.	55,200	12,470,232

		13,479,325

Machinery-General Industrial — 0.1%
Middleby Corp.†	6,500	647,010

Machinery-Pumps — 0.2%
Dover Corp.	23,500	2,601,685

Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	16,800	3,356,136
Quest Diagnostics, Inc.	23,600	2,882,504

		6,238,640

Medical Products — 0.2%
Henry Schein, Inc.†	25,800	1,640,364
Hill-Rom Holdings, Inc.	7,800	710,346

		2,350,710

Medical-Biomedical/Gene — 4.0%
Alexion Pharmaceuticals, Inc.†	36,300	4,179,582
Amgen, Inc.	103,900	22,540,066
Bio-Rad Laboratories, Inc., Class A†	4,200	2,462,964
Biogen, Inc.†	31,500	7,940,205
Gilead Sciences, Inc.	220,200	12,804,630

		49,927,447

Medical-Drugs — 9.9%
Eli Lilly & Co.	111,500	14,546,290
Jazz Pharmaceuticals PLC†	10,100	1,455,410
Johnson & Johnson	306,819	42,067,953
Merck & Co., Inc.	443,100	33,325,551
Pfizer, Inc.	902,462	32,019,352

		123,414,556

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	24,000	1,052,880

Medical-HMO — 4.3%
Anthem, Inc.	43,800	11,948,640
Humana, Inc.	15,400	6,148,912
Molina Healthcare, Inc.†	9,800	1,827,406
UnitedHealth Group, Inc.	110,700	33,778,998

		53,703,956

Medical-Hospitals — 0.7%
HCA Healthcare, Inc.	58,900	7,300,066
Universal Health Services, Inc., Class B	9,100	996,905

		8,296,971

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	36,000	3,458,520
Cardinal Health, Inc.	51,000	2,335,290
McKesson Corp.	31,500	4,645,935

		10,439,745

Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	237,400	4,116,516

Networking Products — 2.0%
Cisco Systems, Inc.	693,400	24,893,060

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,500	1,868,265

Paper & Related Products — 0.2%
International Paper Co.	68,300	2,988,125

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	15,100	649,300

Pharmacy Services — 0.8%
Cigna Corp.	60,000	10,018,200

Pipelines — 0.3%
Cheniere Energy, Inc.†	29,400	1,407,378
Williams Cos., Inc.	141,400	2,713,466

		4,120,844

Real Estate Management/Services — 0.2%
CBRE Group, Inc., Class A†	58,200	2,933,280

Recreational Vehicles — 0.1%
Brunswick Corp.	12,800	815,488
Polaris, Inc.	7,100	645,106

		1,460,594

Rental Auto/Equipment — 0.3%
AMERCO	3,800	1,319,208
United Rentals, Inc.†	13,500	2,406,915

		3,726,123

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	11,300	1,664,264
AutoZone, Inc.†	4,200	4,741,716

Genuine Parts Co.	25,400	2,296,922

		8,702,902

Retail-Automobile — 0.1%
CarMax, Inc.†	19,100	1,651,004

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	45,400	5,064,370

Retail-Discount — 0.2%
Dollar Tree, Inc.†	27,700	2,501,864

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	13,500	1,231,335

Semiconductor Equipment — 1.7%
Applied Materials, Inc.	138,500	8,203,355
KLA Corp.	18,100	3,568,958
Lam Research Corp.	20,700	7,081,056
Teradyne, Inc.	19,300	1,695,505

		20,548,874

Steel-Producers — 0.4%
Nucor Corp.	52,500	2,507,400
Reliance Steel & Aluminum Co.	11,400	1,242,486
Steel Dynamics, Inc.	37,400	1,177,352

		4,927,238

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	18,000	709,020
Corning, Inc.	123,700	3,954,689

		4,663,709

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	57,400	1,131,928

Telephone-Integrated — 5.8%
AT&T, Inc.	1,172,600	31,683,652
Verizon Communications, Inc.	719,700	41,015,703

		72,699,355

Tobacco — 1.5%
Philip Morris International, Inc.	271,000	19,246,420

Tools-Hand Held — 0.1%
Snap-on, Inc.	9,800	1,543,794

Transport-Rail — 1.6%
CSX Corp.	135,500	10,696,370
Norfolk Southern Corp.	41,690	8,718,213

		19,414,583

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	121,900	19,151,709

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	30,100	1,143,499

Water Treatment Systems — 0.1%
Pentair PLC	27,400	1,363,424

Total Common Stocks (cost $1,132,659,156)		1,224,045,660

EXCHANGE-TRADED FUNDS — 0.9%
iShares Russell 1000 Value ETF (cost $11,506,972)	95,849	11,188,454

Total Long-Term Investment Securities (cost $1,144,166,128)		1,235,234,114

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $4,040,675)	4,040,675	4,040,675

TOTAL INVESTMENTS (cost $1,148,206,803)	99.7%	1,239,274,789
Other assets less liabilities	0.3	3,272,536

NET ASSETS	100.0%	$1,242,547,325

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2020.
ETF	— Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,224,045,660	$—	$—	$1,224,045,660
Exchange-Traded Funds	11,188,454	—	—	11,188,454
Short-Term Investment Securities	4,040,675	—	—	4,040,675

Total Investments at Value	$1,239,274,789	$—	$—	$1,239,274,789

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 62.2%
Advanced Materials — 0.0%
Haynes International, Inc.	300	$4,863
Lydall, Inc.†	700	13,853

		18,716

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	162	2,931
Omnicom Group, Inc.	1,891	89,255

		92,186

Aerospace/Defense — 0.6%
BAE Systems PLC	2,500	12,861
General Dynamics Corp.	146	19,174
Lockheed Martin Corp.	356	124,646
MTU Aero Engines AG	100	17,074
Northrop Grumman Corp.	166	48,110
Raytheon Technologies Corp.	3,195	173,553

		395,418

Aerospace/Defense-Equipment — 0.0%
Astronics Corp.†	700	4,480
Safran SA†	125	13,283

		17,763

Agricultural Biotech — 0.0%
Corteva, Inc.	198	6,530

Agricultural Chemicals — 0.2%
China BlueChemical, Ltd.	38,000	5,396
Mosaic Co.	126	2,331
Nutrien, Ltd.	1,780	72,360
Yara International ASA	300	10,457

		90,544

Agricultural Operations — 0.1%
Andersons, Inc.	500	10,845
Archer-Daniels-Midland Co.	281	12,993
Bunge, Ltd.	46	2,610
Fresh Del Monte Produce, Inc.	240	5,167

		31,615

Airlines — 0.0%
Hawaiian Holdings, Inc.	600	8,310
Japan Airlines Co., Ltd.†	548	9,590
SkyWest, Inc.	200	5,806

		23,706

Airport Development/Maintenance — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,800	56,615

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	1,320	28,010
Deckers Outdoor Corp.†	105	26,604
Hanesbrands, Inc.	116	1,864
Hermes International	23	21,433
Lakeland Industries, Inc.†	400	8,628

		86,539

Appliances — 0.0%
Whirlpool Corp.	31	5,734

Applications Software — 1.8%
CDK Global, Inc.	56	2,414
Five9, Inc.†	200	30,344
Microsoft Corp.	5,341	1,081,392

		1,114,150

Athletic Equipment — 0.0%
Nautilus, Inc.†	300	6,507
Vista Outdoor, Inc.†	430	8,501

		15,008

Athletic Footwear — 0.0%
Puma SE†	211	18,503

Auction Houses/Art Dealers — 0.0%
Ritchie Bros. Auctioneers, Inc.	200	12,123

Audio/Video Products — 0.1%
Sonos, Inc.†	400	5,840
Sony Corp.	394	32,839

		38,679

Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG	1,100	75,178
Ford Motor Co.	1,297	10,026
General Motors Co.	1,705	58,874
Honda Motor Co., Ltd.	1,589	37,469
Toyota Motor Corp.	300	19,648
Volkswagen AG (Preference Shares)	570	83,044

		284,239

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	77	16,932
Navistar International Corp.†	300	12,933
PACCAR, Inc.	174	14,856
REV Group, Inc.	1,600	12,560

		57,281

Auto-Truck Trailers — 0.0%
Wabash National Corp.	900	12,834

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC	471	45,447
Dana, Inc.	950	13,290
Dorman Products, Inc.†	100	8,927
Gentex Corp.	117	3,237
Lear Corp.	27	3,262
Magna International, Inc.	400	20,425
Meritor, Inc.†	500	12,170
Titan International, Inc.	3,800	10,450

		117,208

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,600	21,060
Standard Motor Products, Inc.	200	9,160

		30,220

Banks-Commercial — 1.0%
ABN AMRO Bank NV CVA†*	1,500	12,321
Amalgamated Bank, Class A	600	6,660
Associated Banc-Corp	400	5,476
Banco Bilbao Vizcaya Argentaria SA	4,000	11,517
Bancorp, Inc.†	800	7,680
Bank of N.T. Butterfield & Son, Ltd.	300	7,938
BankUnited, Inc.	500	12,625
Banner Corp.	200	7,374
BAWAG Group AG†*	1,150	42,163
BOC Hong Kong Holdings, Ltd.	3,000	8,325
Byline Bancorp, Inc.	600	7,884

Cadence BanCorp	1,022	11,467
CaixaBank SA	4,000	7,307
Carter Bank & Trust	900	6,255
Central Pacific Financial Corp.	500	6,885
Commerce Bancshares, Inc.	56	3,486
Commonwealth Bank of Australia	46	2,242
Cullen/Frost Bankers, Inc.	29	2,038
Danske Bank A/S†	800	10,644
DNB ASA†	2,865	38,704
East West Bancorp, Inc.	64	2,335
Equity Bancshares, Inc., Class A†	300	5,514
Financial Institutions, Inc.	471	8,351
First BanCorp	1,455	9,443
First Financial Corp.	176	6,111
Flagstar Bancorp, Inc.	300	8,805
Great Western Bancorp, Inc.	400	5,196
Grupo Financiero Banorte SAB de CV, Class O†	1,100	4,906
Hancock Whitney Corp.	300	6,861
Hang Seng Bank, Ltd.	4,000	61,536
Hanmi Financial Corp.	800	7,192
Heartland Financial USA, Inc.	300	9,882
Heritage Commerce Corp.	1,000	7,250
HomeStreet, Inc.	400	12,428
Hope Bancorp, Inc.	900	7,263
Independent Bank Corp.	300	4,491
ING Groep NV†	2,500	17,153
KBC Group NV	360	17,810
Mercantile Bank Corp.	300	6,558
Meta Financial Group, Inc.	400	11,736
Midland States Bancorp, Inc.	449	6,690
MidWestOne Financial Group, Inc.	400	8,060
OFG Bancorp	600	8,634
Old Second Bancorp, Inc.	900	7,695
Peapack-Gladstone Financial Corp.	310	5,233
Peoples Bancorp, Inc.	398	8,995
Regions Financial Corp.	319	4,242
Republic Bancorp, Inc., Class A	198	6,599
Resona Holdings, Inc.	3,600	11,839
Seven Bank, Ltd.	4,000	9,172
Skandinaviska Enskilda Banken AB, Class A†	1,583	13,605
Standard Chartered PLC†	12,396	56,735
SVB Financial Group†	27	7,849
Swedbank AB, Class A†	1,094	17,174
Toronto-Dominion Bank	200	8,824
Umpqua Holdings Corp.	400	5,024

		626,182

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	464	15,943
Northern Trust Corp.	104	8,140
State Street Corp.	183	10,779

		34,862

Banks-Super Regional — 0.2%
Fifth Third Bancorp	325	7,546
PNC Financial Services Group, Inc.	220	24,614
US Bancorp	1,241	48,337
Wells Fargo & Co.	1,725	37,001

		117,498

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	1,638	78,722
Coca-Cola Femsa SAB de CV, ADR	550	20,839
Fevertree Drinks PLC	200	5,217
Monster Beverage Corp.†	710	54,365
PepsiCo, Inc.	664	88,505
Suntory Beverage & Food, Ltd.	2,400	82,966

		330,614

Beverages-Wine/Spirits — 0.0%
Diageo PLC	126	4,076
Treasury Wine Estates, Ltd.	2,320	14,969

		19,045

Brewery — 0.2%
Anheuser-Busch InBev SA NV ADR	584	30,315
Asahi Group Holdings, Ltd.	1,200	37,194
Boston Beer Co., Inc., Class A†	25	25,980
Royal Unibrew A/S	125	12,216

		105,705

Broadcast Services/Program — 0.0%
Discovery, Inc., Class A†	69	1,396
Fox Corp., Class A	157	4,164

		5,560

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	3,200	9,472
Builders FirstSource, Inc.†	639	19,362
Caesarstone, Ltd.	400	3,860
Cie de Saint-Gobain†	600	23,538
Fortune Brands Home & Security, Inc.	68	5,499
Geberit AG	30	17,062
James Hardie Industries PLC CDI	1,000	24,429
Louisiana-Pacific Corp.	500	14,290
Owens Corning	54	3,535
Patrick Industries, Inc.	200	11,150
Wienerberger AG	1,780	44,931

		177,128

Building & Construction-Misc. — 0.2%
Ferrovial SA	500	10,819
Frontdoor, Inc.†	200	7,924
Obayashi Corp.	9,700	80,890
Taisei Corp.	500	15,529

		115,162

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	360	15,196
Rinnai Corp.	200	19,755

		34,951

Building Products-Cement — 0.3%
Anhui Conch Cement Co., Ltd.	1,800	11,265
HeidelbergCement AG	200	11,445
LafargeHolcim, Ltd.	1,760	75,429
Taiheiyo Cement Corp.	500	11,771
US Concrete, Inc.†	300	10,188
Vulcan Materials Co.	366	53,012

		173,110

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	300	7,167
Masonite International Corp.†	200	17,600

		24,767

Building Products-Wood — 0.0%
Masco Corp.	142	7,611

Building-Heavy Construction — 0.1%
Aegion Corp.†	200	2,822
China Railway Group, Ltd.	11,000	5,061
Dycom Industries, Inc.†	175	11,364
Great Lakes Dredge & Dock Corp.†	800	8,264
Orion Group Holdings, Inc.†	4,337	14,139
Primoris Services Corp.	387	7,303
Sterling Construction Co., Inc.†	500	7,350
Tutor Perini Corp.†	700	9,457

		65,760

Building-Mobile Home/Manufactured Housing — 0.0%
LCI Industries	75	8,224
Winnebago Industries, Inc.	100	4,695

		12,919

Building-Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†	1,000	12,180
Bellway PLC	1,029	31,085
Berkeley Group Holdings PLC	200	10,503
D.R. Horton, Inc.	185	12,360
Daiwa House Industry Co., Ltd.	600	15,806
Forestar Group, Inc.†	500	8,320
KB Home	469	15,125
Lennar Corp., Class A	141	9,903
M/I Homes, Inc.†	200	8,184
MDC Holdings, Inc.	337	14,666
Meritage Homes Corp.†	200	17,418
PulteGroup, Inc.	124	5,054
Sekisui House, Ltd.	6,400	106,125
Taylor Morrison Home Corp.†	800	17,280
Toll Brothers, Inc.	876	37,037
TRI Pointe Group, Inc.†	400	6,572
Vistry Group PLC†	4,320	30,586

		358,204

Cable/Satellite TV — 0.7%
Comcast Corp., Class A	9,966	420,964
Telenet Group Holding NV	300	11,535

		432,499

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.	6,755	44,557

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	500	10,129
Sankyo Co., Ltd.	700	17,886

		28,015

Cellular Telecom — 0.8%
China Unicom Hong Kong, Ltd.	10,000	6,164
NTT DOCOMO, Inc.	4,700	177,406
SoftBank Corp.	9,600	111,454
T-Mobile US, Inc.†	934	102,338
Turkcell Iletisim Hizmetleri AS ADR	2,000	8,820
United States Cellular Corp.†	200	5,824
Vodafone Group PLC	38,190	51,015

		463,021

Chemicals-Diversified — 0.7%
BASF SE	1,330	72,932
Celanese Corp.	62	7,038
Eastman Chemical Co.	67	5,416
FMC Corp.	65	6,678
Huntsman Corp.	89	2,162
LANXESS AG	200	10,138
LyondellBasell Industries NV, Class A	723	49,489
Mitsubishi Gas Chemical Co., Inc.	1,000	18,218
Nitto Denko Corp.	300	21,054
PPG Industries, Inc.	1,485	192,634
Sumitomo Chemical Co., Ltd.	4,000	13,113
Westlake Chemical Corp.	100	6,762

		405,634

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	2,100	7,203

Chemicals-Specialty — 0.4%
Albemarle Corp.	53	4,940
Brenntag AG	960	61,369
Daicel Corp.	300	2,146
Ecolab, Inc.	793	145,587
Toray Industries, Inc.	2,400	10,887

		224,929

Coal — 0.0%
Arch Resources, Inc.	200	6,110
SunCoke Energy, Inc.	2,260	7,887
Warrior Met Coal, Inc.	700	10,500

		24,497

Coatings/Paint — 0.2%
Akzo Nobel NV	371	35,747
Sherwin-Williams Co.	120	82,557

		118,304

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	200	13,218
Quanta Services, Inc.	71	4,432
TravelSky Technology, Ltd.	14,760	31,070
WW International, Inc.†	450	9,522

		58,242

Commercial Services-Finance — 0.4%
Adyen NV†*	15	25,312
Automatic Data Processing, Inc.	893	141,058
Cardtronics PLC, Class A†	200	3,562
IHS Markit, Ltd.	887	71,732

		241,664

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	127	14,422
Qualys, Inc.†	200	17,570

SecureWorks Corp., Class A†	500	5,200
Tenable Holdings, Inc.†	300	10,233

		47,425

Computer Services — 0.9%
Amdocs, Ltd.	1,900	107,122
Atos SE†	957	65,426
Capgemini SE	414	47,883
Cognizant Technology Solutions Corp., Class A	1,341	95,774
ExlService Holdings, Inc.†	200	15,148
Fujitsu, Ltd.	200	23,257
Genpact, Ltd.	63	2,165
International Business Machines Corp.	1,730	193,172
Leidos Holdings, Inc.	47	3,901
MAXIMUS, Inc.	150	10,137
Nomura Research Institute, Ltd.	600	17,657

		581,642

Computer Software — 0.5%
Akamai Technologies, Inc.†	674	64,111
Box, Inc., Class A†	1,400	21,700
Citrix Systems, Inc.	900	101,943
Cornerstone OnDemand, Inc.†	200	7,598
Nutanix, Inc., Class A†	947	23,050
Splunk, Inc.†	369	73,077

		291,479

Computers — 1.8%
Apple, Inc.	9,307	1,013,160
HP, Inc.	3,989	71,642

		1,084,802

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	375	7,695
Otsuka Corp.	300	13,765

		21,460

Computers-Memory Devices — 0.0%
NetApp, Inc.	102	4,477

Computers-Periphery Equipment — 0.2%
Lite-On Technology Corp.	70,000	114,042
Logitech International SA	434	36,558

		150,600

Consulting Services — 0.0%
Bureau Veritas SA†	400	8,814
CRA International, Inc.	100	4,095
Huron Consulting Group, Inc.†	200	7,572

		20,481

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	590	78,228
Quanex Building Products Corp.	700	12,740
Spectrum Brands Holdings, Inc.	100	5,687

		96,655

Containers-Metal/Glass — 0.1%
Ball Corp.	740	65,860
Crown Holdings, Inc.†	67	5,749

		71,609

Containers-Paper/Plastic — 0.1%
Amcor PLC	521	5,434
Greatview Aseptic Packaging Co., Ltd.	79,535	34,127
Packaging Corp. of America	48	5,496
Sealed Air Corp.	71	2,811
Sonoco Products Co.	34	1,662

		49,530

Cosmetics & Toiletries — 0.6%
Amorepacific Corp.	248	34,673
Edgewell Personal Care Co.†	300	7,866
Essity AB, Class B	400	11,586
L’Oreal SA	100	32,386
Procter & Gamble Co.	1,813	248,562
Unilever NV	1,000	56,484

		391,557

Data Processing/Management — 0.2%
CommVault Systems, Inc.†	210	8,314
Fidelity National Information Services, Inc.	990	123,344

		131,658

Diagnostic Equipment — 0.6%
GenMark Diagnostics, Inc.†	900	10,998
Oxford Immunotec Global PLC†	800	8,992
Repligen Corp.†	60	9,994
Thermo Fisher Scientific, Inc.	758	358,625

		388,609

Diagnostic Kits — 0.1%
DiaSorin SpA	80	17,572
Meridian Bioscience, Inc.†	375	6,431
Natera, Inc.†	239	16,075
Quidel Corp.†	70	18,781

		58,859

Dialysis Centers — 0.1%
DaVita, Inc.†	68	5,865
Fresenius Medical Care AG & Co. KGaA	670	51,177

		57,042

Distribution/Wholesale — 0.3%
Bunzl PLC	600	18,662
Ferguson PLC	200	20,069
HD Supply Holdings, Inc.†	67	2,671
Inchcape PLC†	2,109	13,554
Jardine Cycle & Carriage, Ltd.	1,000	13,000
LKQ Corp.†	150	4,799
ScanSource, Inc.†	300	6,030
Triton International, Ltd.	282	10,400
Veritiv Corp.†	840	12,096
WW Grainger, Inc.	203	71,054

		172,335

Diversified Banking Institutions — 1.8%
Banco Santander SA†	18,403	36,845
Bank of America Corp.	8,105	192,089
Bank of Nova Scotia	2,400	99,707

Barclays PLC†	54,520	75,724
BNP Paribas SA†	2,560	89,762
Credit Suisse Group AG	2,000	18,890
Goldman Sachs Group, Inc.	179	33,838
HSBC Holdings PLC†	2,500	10,552
JPMorgan Chase & Co.	4,868	477,259
Lloyds Banking Group PLC†	27,990	10,167
Sumitomo Mitsui Financial Group, Inc.	600	16,617
UniCredit SpA†	8,301	62,187

		1,123,637

Diversified Manufacturing Operations — 0.3%
3M Co.	595	95,176
Carlisle Cos., Inc.	26	3,221
Eaton Corp. PLC	208	21,588
Fabrinet†	150	9,003
IMI PLC	800	10,748
ITT, Inc.	39	2,360
Parker-Hannifin Corp.	65	13,543
Siemens AG	100	11,722
Textron, Inc.	76	2,721
Trelleborg AB, Class B†	1,424	23,682

		193,764

Diversified Minerals — 0.0%
BHP Group, Ltd.	600	14,428

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	1,500	9,075
Jardine Matheson Holdings, Ltd.	590	26,249
Swire Pacific, Ltd., Class A	1,000	4,557

		39,881

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	2,700	7,371
Becton Dickinson and Co.	281	64,948

		72,319

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd. ADR†	247	75,258
Amazon.com, Inc.†	236	716,531
eBay, Inc.	409	19,481
Mercari, Inc.†	300	12,682
Overstock.com, Inc.†	100	5,610
Vipshop Holdings, Ltd. ADR†	1,200	25,680
ZOZO, Inc.	500	12,765

		868,007

E-Commerce/Services — 0.3%
ANGI Homeservices, Inc., Class A†	700	7,420
Auto Trader Group PLC*	2,200	16,514
Booking Holdings, Inc.†	26	42,185
Cargurus, Inc.†	300	5,979
EverQuote, Inc., Class A†	200	6,698
Rightmove PLC†	1,610	12,900
TrueCar, Inc.†	1,800	7,848
Uber Technologies, Inc.†	1,602	53,523

		153,067

E-Services/Consulting — 0.0%
CDW Corp.	47	5,762

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	600	9,285
Emerson Electric Co.	288	18,659
Legrand SA	250	18,507

		46,451

Electric-Distribution — 0.1%
Sempra Energy	288	36,104
Unitil Corp.	100	3,455

		39,559

Electric-Generation — 0.0%
Electric Power Development Co., Ltd.	500	6,767
Engie SA†	1,500	18,183

		24,950

Electric-Integrated — 1.4%
AES Corp.	303	5,909
AGL Energy, Ltd.	1,200	10,557
ALLETE, Inc.	200	10,316
American Electric Power Co., Inc.	286	25,720
Atco, Ltd., Class I	1,500	41,759
Avista Corp.	350	11,627
Canadian Utilities, Ltd., Class A	2,900	67,782
Chubu Electric Power Co., Inc.	800	8,951
Dominion Energy, Inc.	1,250	100,425
Duke Energy Corp.	769	70,833
EDP - Energias de Portugal SA	19,900	97,948
Endesa SA	608	16,298
Evergy, Inc.	112	6,182
Exelon Corp.	324	12,924
IDACORP, Inc.	175	15,353
Kansai Electric Power Co., Inc.	4,200	38,109
NextEra Energy, Inc.	388	28,405
NorthWestern Corp.	180	9,383
OGE Energy Corp.	92	2,831
Otter Tail Corp.	200	7,670
Pinnacle West Capital Corp.	1,282	104,573
PNM Resources, Inc.	150	7,500
Portland General Electric Co.	1,819	71,487
Public Service Enterprise Group, Inc.	380	22,097
Southern Co.	1,516	87,094
Tohoku Electric Power Co., Inc.	800	7,037

		888,770

Electric-Transmission — 0.1%
Red Electrica Corp. SA	3,802	66,991

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	800	7,024
Benchmark Electronics, Inc.	550	11,456
Hubbell, Inc.	28	4,074
Jabil, Inc.	69	2,287
Nippon Electric Glass Co., Ltd.	500	9,845
Plexus Corp.†	171	11,891
Sanmina Corp.†	500	12,220
Sensata Technologies Holding PLC†	1,400	61,194
Vishay Intertechnology, Inc.	700	11,354

		131,345

Electronic Components-Semiconductors — 1.6%
Amkor Technology, Inc.†	880	10,428
ams AG†	200	4,278

Broadcom, Inc.	500	174,815
Dialog Semiconductor PLC†	361	13,804
Diodes, Inc.†	100	5,783
Infineon Technologies AG	2,300	64,409
Intel Corp.	5,730	253,725
Magnachip Semiconductor Corp.†	500	6,845
Micron Technology, Inc.†	548	27,586
NVIDIA Corp.	205	102,779
ON Semiconductor Corp.†	200	5,018
Photronics, Inc.†	1,000	9,750
Qorvo, Inc.†	56	7,132
Samsung Electronics Co., Ltd.	2,250	112,829
Synaptics, Inc.†	100	7,667
Texas Instruments, Inc.	1,286	185,943

		992,791

Electronic Forms — 0.6%
Adobe, Inc.†	787	351,868

Electronic Measurement Instruments — 0.0%
Sartorius AG (Preference Shares)	55	23,264

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	41	3,193

Electronic Security Devices — 0.0%
Alarm.com Holdings, Inc.†	200	11,666
Allegion PLC	31	3,053

		14,719

Engineering/R&D Services — 0.1%
COMSYS Holdings Corp.	400	10,130
Exponent, Inc.	200	13,918
Fluor Corp.	700	7,945

		31,993

Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,900	585

Enterprise Software/Service — 1.1%
Atlassian Corp. PLC, Class A†	125	23,952
Blackline, Inc.†	200	19,536
Cardlytics, Inc.†	100	7,382
HubSpot, Inc.†	50	14,503
Manhattan Associates, Inc.†	100	8,550
MobileIron, Inc.†	908	6,392
New Relic, Inc.†	74	4,489
Open Text Corp. (NASDAQ)	2,000	73,460
Open Text Corp. (TSX)	300	11,022
Oracle Corp.	3,463	194,309
Progress Software Corp.	300	10,911
SailPoint Technologies Holding, Inc.†	250	10,378
salesforce.com, Inc.†	1,019	236,683
SAP SE	200	21,315
SPS Commerce, Inc.†	200	17,118
Workiva, Inc.†	250	13,828

		673,828

Entertainment Software — 0.1%
Electronic Arts, Inc.†	147	17,615
Glu Mobile, Inc.†	1,400	10,024
NetEase, Inc. ADR	150	13,018
Nexon Co., Ltd.	600	16,791

		57,448

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	124	3,309
Credit Acceptance Corp.†	10	2,981

		6,290

Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	350	11,175
Enova International, Inc.†	801	12,295
EZCORP, Inc., Class A†	1,000	4,460
Navient Corp.	750	6,008
Regional Management Corp.†	459	9,327
Synchrony Financial	194	4,854

		48,119

Finance-Credit Card — 0.8%
American Express Co.	824	75,182
Capital One Financial Corp.	235	17,174
Discover Financial Services	102	6,631
Visa, Inc., Class A	2,289	415,934
Western Union Co.	195	3,791

		518,712

Finance-Investment Banker/Broker — 0.0%
Amerant Bancorp, Inc.†	400	4,028
Jefferies Financial Group, Inc.	144	2,809
Nomura Holdings, Inc.	4,000	17,835

		24,672

Finance-Leasing Companies — 0.1%
AerCap Holdings NV†	200	4,966
Far East Horizon, Ltd.	29,730	29,273

		34,239

Finance-Other Services — 0.4%
BGC Partners, Inc., Class A	3,100	9,145
CME Group, Inc.	356	53,656
Deutsche Boerse AG	120	17,664
IG Group Holdings PLC	12,508	123,381
Intercontinental Exchange, Inc.	299	28,226
SEI Investments Co.	69	3,391

		235,463

Financial Guarantee Insurance — 0.1%
Assured Guaranty, Ltd.	300	7,659
MGIC Investment Corp.	850	8,551
NMI Holdings, Inc., Class A†	600	12,894
Radian Group, Inc.	1,200	21,540

		50,644

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	500	8,295

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	300	14,940

Food-Baking — 0.2%
Flowers Foods, Inc.	4,700	110,826

Food-Catering — 0.0%
Compass Group PLC	1,913	26,167

Food-Confectionery — 0.5%
Hershey Co.	801	110,106
J.M. Smucker Co.	976	109,507
Mondelez International, Inc., Class A	1,524	80,955

		300,568

Food-Dairy Products — 0.1%
a2 Milk Co., Ltd.†	1,829	17,712
Yakult Honsha Co., Ltd.	300	14,559

		32,271

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	148	8,470
WH Group, Ltd.*	12,000	9,432

		17,902

Food-Misc./Diversified — 0.8%
Calbee, Inc.	300	9,194
Campbell Soup Co.	1,185	55,304
Conagra Brands, Inc.	245	8,597
General Mills, Inc.	1,300	76,856
George Weston, Ltd.	1,000	70,127
Ingredion, Inc.	33	2,339
John B. Sanfilippo & Son, Inc.	100	7,276
Kellogg Co.	1,321	83,078
Kraft Heinz Co.	576	17,620
Nestle SA	900	101,118
NH Foods, Ltd.	300	12,286
Tate & Lyle PLC	4,136	31,903

		475,698

Food-Retail — 1.0%
Colruyt SA	200	11,839
Empire Co., Ltd., Class A	5,300	144,603
HelloFresh SE†	300	16,063
ICA Gruppen AB	1,400	66,268
Jardine Strategic Holdings, Ltd.	1,170	25,346
Kesko Oyj, Class B	2,800	71,974
Koninklijke Ahold Delhaize NV	5,050	138,772
Kroger Co.	3,657	117,792
Seven & i Holdings Co., Ltd.	400	12,217
Sprouts Farmers Market, Inc.†	300	5,715

		610,589

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	700	12,887
United Natural Foods, Inc.†	1,100	16,027

		28,914

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	64	2,029

Gambling (Non-Hotel) — 0.0%
Evolution Gaming Group AB*	300	22,295

Gas-Distribution — 0.2%
Enagas SA	4,851	104,880
New Jersey Resources Corp.	160	4,669
ONE Gas, Inc.	125	8,630
Southwest Gas Holdings, Inc.	200	13,144
Spire, Inc.	150	8,406

		139,729

Gas-Transportation — 0.0%
Snam SpA	2,238	10,928

Gold Mining — 0.3%
B2Gold Corp.	1,600	10,292
Kinross Gold Corp.	2,500	19,891
Newcrest Mining, Ltd.	3,160	65,244
Novagold Resources, Inc.†	6,840	70,900
Yamana Gold, Inc.	2,500	13,905

		180,232

Home Decoration Products — 0.0%
Newell Brands, Inc.	141	2,490

Hotels/Motels — 0.0%
Fosun International, Ltd.	7,500	9,037
Marcus Corp.	300	2,199

		11,236

Human Resources — 0.3%
Adecco Group AG	1,330	65,175
Barrett Business Services, Inc.	122	7,228
Cross Country Healthcare, Inc.†	1,000	7,850
Insperity, Inc.	150	11,487
Kforce, Inc.	310	10,757
Paylocity Holding Corp.†	100	18,552
Randstad NV†	350	17,496
Robert Half International, Inc.	53	2,687
TriNet Group, Inc.†	200	13,784
TrueBlue, Inc.†	500	7,760

		162,776

Import/Export — 0.3%
ITOCHU Corp.	5,400	129,904
Marubeni Corp.	1,700	8,853
Mitsubishi Corp.	700	15,655
Mitsui & Co., Ltd.	1,300	20,393

		174,805

Independent Power Producers — 0.0%
NRG Energy, Inc.	123	3,889
Vistra Corp.	236	4,100

		7,989

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	250	5,815

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	590	162,982

Instruments-Controls — 0.4%
Honeywell International, Inc.	1,467	241,982
Rotork PLC	2,500	9,110

		251,092

Insurance Brokers — 0.0%
eHealth, Inc.†	150	10,066

Insurance-Life/Health — 0.4%
Aflac, Inc.	368	12,494
AIA Group, Ltd.	1,000	9,431
American Equity Investment Life Holding Co.	400	9,928
Aviva PLC	3,902	13,067
AXA SA	2,760	44,588
Baloise Holding AG	43	5,888

Equitable Holdings, Inc.	229	4,921
Globe Life, Inc.	116	9,406
Great-West Lifeco, Inc.	600	12,227
iA Financial Corp., Inc.	300	10,453
Japan Post Holdings Co., Ltd.	2,000	13,720
Japan Post Insurance Co., Ltd.	1,200	19,026
Legal & General Group PLC	6,000	14,425
Manulife Financial Corp.	800	10,844
NN Group NV	678	23,716
Primerica, Inc.	18	1,984
Principal Financial Group, Inc.	91	3,569
Prudential Financial, Inc.	201	12,868
Prudential PLC	1,300	15,878
T&D Holdings, Inc.	2,200	21,982
Voya Financial, Inc.	74	3,547

		273,962

Insurance-Multi-line — 0.5%
Aegon NV	3,088	8,364
Ageas SA/NV	300	12,078
Allianz SE	150	26,404
Allstate Corp.	162	14,377
ASR Nederland NV	367	11,194
Chubb, Ltd.	227	29,490
Direct Line Insurance Group PLC	29,933	102,406
Hartford Financial Services Group, Inc.	820	31,586
Loews Corp.	146	5,063
MetLife, Inc.	463	17,525
Talanx AG	1,315	38,717

		297,204

Insurance-Property/Casualty — 1.2%
Arch Capital Group, Ltd.†	200	6,042
Assurant, Inc.	450	55,967
Berkshire Hathaway, Inc., Class B†	1,266	255,605
Employers Holdings, Inc.	200	6,402
Fidelity National Financial, Inc.	1,509	47,217
First American Financial Corp.	860	38,347
Hallmark Financial Services, Inc.†	400	1,084
Markel Corp.†	7	6,530
Old Republic International Corp.	101	1,644
Progressive Corp.	276	25,364
Safety Insurance Group, Inc.	100	7,000
Samsung Fire & Marine Insurance Co., Ltd.	185	29,343
Stewart Information Services Corp.	200	8,478
Travelers Cos., Inc.	1,778	214,622
Universal Insurance Holdings, Inc.	250	3,118
WR Berkley Corp.	77	4,629

		711,392

Insurance-Reinsurance — 0.5%
Axis Capital Holdings, Ltd.	1,101	47,002
Essent Group, Ltd.	356	14,187
Everest Re Group, Ltd.	619	121,992
Muenchener Rueckversicherungs-Gesellschaft AG	80	18,722
SCOR SE†	722	17,607
Swiss Re AG	815	58,458
Third Point Reinsurance, Ltd.†	800	6,224

		284,192

Internet Application Software — 0.0%
Perion Network, Ltd.†	600	4,161

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	200	11,160

Internet Content-Entertainment — 1.0%
Facebook, Inc., Class A†	1,908	502,014
Pinterest, Inc., Class A†	1,810	106,699

		608,713

Internet Content-Information/News — 0.0%
HealthStream, Inc.†	300	5,490
Yelp, Inc.†	350	6,884

		12,374

Internet Security — 0.1%
Palo Alto Networks, Inc.†	228	50,431

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	100	7,537
Ameriprise Financial, Inc.	70	11,258
Artisan Partners Asset Management, Inc., Class A	300	12,018
BlackRock, Inc.	78	46,739
Boston Private Financial Holdings, Inc.	1,200	7,416
BrightSphere Investment Group, Inc.	769	10,612
CI Financial Corp.	600	6,994
Federated Hermes, Inc.	500	11,950
Julius Baer Group, Ltd.	1,972	88,263
LPL Financial Holdings, Inc.	41	3,277
Quilter PLC*	5,000	7,920
Raymond James Financial, Inc.	68	5,198
T. Rowe Price Group, Inc.	117	14,819

		234,001

Lighting Products & Systems — 0.0%
Signify NV†*	579	20,632

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	350	13,129

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	2,000	17,375
Lincoln Electric Holdings, Inc.	26	2,647

		20,022

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	278	43,660
Hyster-Yale Materials Handling, Inc.	150	6,360
Komatsu, Ltd.	3,056	68,591
Manitowoc Co, Inc.†	800	6,024
Metso Outotec Oyj	5,610	39,519
Oshkosh Corp.	33	2,223
Sandvik AB†	324	5,773
Terex Corp.	300	7,407

		179,557

Machinery-Electrical — 0.3%
Argan, Inc.	200	8,238
BWX Technologies, Inc.	32	1,760
Hitachi, Ltd.	2,863	96,547

Mitsubishi Heavy Industries, Ltd.	2,700	57,834
Schindler Holding AG (Participation Certificate)	70	17,884
Siemens Energy AG†	50	1,095

		183,358

Machinery-Farming — 0.2%
AGCO Corp.	36	2,773
CNH Industrial NV†	7,130	55,400
Deere & Co.	159	35,920

		94,093

Machinery-General Industrial — 0.2%
ANDRITZ AG	400	13,476
Atlas Copco AB, Class A	400	17,666
GEA Group AG	350	11,641
Intevac, Inc.†	1,352	7,139
Middleby Corp.†	18	1,792
Otis Worldwide Corp.	482	29,537
Valmet Oyj	450	10,735

		91,986

Machinery-Material Handling — 0.2%
KION Group AG	1,170	91,063

Machinery-Pumps — 0.0%
Dover Corp.	68	7,528

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	354	3,844

Medical Information Systems — 0.0%
Ontrak, Inc.†	245	15,004

Medical Instruments — 0.3%
Alcon, Inc.†	760	43,198
Apyx Medical Corp.†	900	5,418
Bruker Corp.	100	4,254
Getinge AB, Class B	500	9,798
Medtronic PLC	1,310	131,747

		194,415

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	300	9,759
ICON PLC†	60	10,818
Laboratory Corp. of America Holdings†	48	9,589
Medpace Holdings, Inc.†	100	11,094
Quest Diagnostics, Inc.	68	8,305

		49,565

Medical Laser Systems — 0.0%
Cutera, Inc.†	500	9,465

Medical Products — 0.3%
Cardiovascular Systems, Inc.†	175	6,239
Electromed, Inc.†	800	6,648
Globus Medical, Inc., Class A†	200	10,424
Haemonetics Corp.†	110	11,120
Henry Schein, Inc.†	73	4,641
Hill-Rom Holdings, Inc.	22	2,004
Inogen, Inc.†	60	1,753
iRadimed Corp.†	300	6,795
iRhythm Technologies, Inc.†	100	21,145
Koninklijke Philips NV†	377	17,514
LivaNova PLC†	50	2,517
Luminex Corp.	252	5,554
Masimo Corp.†	53	11,862
Nevro Corp.†	100	14,921
Novocure, Ltd.†	150	18,315
Repro-Med Systems, Inc.†	1,000	5,520
Sartorius Stedim Biotech	65	24,740
Surmodics, Inc.†	200	7,350
T2 Biosystems, Inc.†	2,550	3,417
Zynex, Inc.†	600	7,686

		190,165

Medical-Biomedical/Gene — 1.5%
ACADIA Pharmaceuticals, Inc.†	300	13,935
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	0
Affimed NV†	3,800	12,008
Agenus, Inc.†	2,600	9,594
Alexion Pharmaceuticals, Inc.†	552	63,557
AMAG Pharmaceuticals, Inc.†	971	13,322
Amgen, Inc.	1,455	315,648
AnaptysBio, Inc.†	500	14,730
ANI Pharmaceuticals, Inc.†	200	5,098
Arena Pharmaceuticals, Inc.†	200	17,144
Arrowhead Pharmaceuticals, Inc.†	175	10,027
Bio-Rad Laboratories, Inc., Class A†	12	7,037
Biogen, Inc.†	91	22,938
BioMarin Pharmaceutical, Inc.†	436	32,451
Bluebird Bio, Inc.†	100	5,171
Chinook Therapeutics, Inc.†	460	5,681
CSL, Ltd.	36	7,317
Dicerna Pharmaceuticals, Inc.†	400	8,396
Editas Medicine, Inc.†	350	10,829
Emergent BioSolutions, Inc.†	141	12,686
Esperion Therapeutics, Inc.†	150	4,496
Five Prime Therapeutics, Inc.†	2,500	11,400
Gilead Sciences, Inc.	2,814	163,634
ImmunoGen, Inc.†	2,200	12,408
Karyopharm Therapeutics, Inc.†	500	7,410
Ligand Pharmaceuticals, Inc.†	100	8,245
MacroGenics, Inc.†	200	3,882
Mirati Therapeutics, Inc.†	75	16,285
MorphoSys AG†	81	8,303
NantKwest, Inc.†	450	3,380
Novavax, Inc.†	105	8,475
Pacific Biosciences of California, Inc.†	600	7,866
PDL BioPharma, Inc.†	2,000	4,300
Prothena Corp. PLC†	600	6,546
PTC Therapeutics, Inc.†	150	7,828
Puma Biotechnology, Inc.†	700	5,859
REGENXBIO, Inc.†	120	3,451
Sangamo Therapeutics, Inc.†	600	6,204
Sorrento Therapeutics, Inc.†	500	3,470
Travere Therapeutics, Inc.†	337	6,821
Vaxart, Inc.†	3,200	15,744
Veracyte, Inc.†	200	6,932
XBiotech, Inc.†	250	4,278
Xencor, Inc.†	150	5,757

		920,543

Medical-Drugs — 5.0%
AbbVie, Inc.	1,600	136,160
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Akorn, Inc.†(1)	1,400	0
Alkermes PLC†	300	4,875
Astellas Pharma, Inc.	3,200	44,040
AstraZeneca PLC	305	30,700
Bristol-Myers Squibb Co.	2,500	146,125
Catalyst Pharmaceuticals, Inc.†	1,182	3,510
Chiasma, Inc.†	1,700	6,375
Chimerix, Inc.†	2,800	7,476
Chugai Pharmaceutical Co., Ltd.	600	23,152
Concert Pharmaceuticals, Inc.†	953	9,835
Corcept Therapeutics, Inc.†	704	11,813
Eli Lilly & Co.	1,539	200,778
Enanta Pharmaceuticals, Inc.†	200	8,726
GlaxoSmithKline PLC	5,789	96,585
Harrow Health, Inc.†	1,800	8,568
Hikma Pharmaceuticals PLC	3,484	113,323
Hisamitsu Pharmaceutical Co., Inc.	300	14,336
Jazz Pharmaceuticals PLC†	28	4,035
Johnson & Johnson	3,252	445,882
Jounce Therapeutics, Inc.†	1,400	11,648
Kyowa Kirin Co., Ltd.	500	12,440
Lannett Co., Inc.†	600	3,858
Merck & Co., Inc.	5,573	419,145
Minerva Neurosciences, Inc.†	1,000	3,210
Nippon Shinyaku Co., Ltd.	200	14,283
Novartis AG	1,860	145,166
Novo Nordisk A/S, Class B	2,902	185,588
Ono Pharmaceutical Co., Ltd.	600	17,058
Orion Oyj, Class B	300	12,844
Pacira BioSciences, Inc.†	300	15,690
Pfizer, Inc.	10,236	363,173
Phibro Animal Health Corp., Class A	350	5,754
Roche Holding AG	893	286,667
Sanofi	1,779	160,820
Shionogi & Co., Ltd.	400	18,884
Supernus Pharmaceuticals, Inc.†	150	2,754
UCB SA	125	12,300
Vanda Pharmaceuticals, Inc.†	769	8,221
Vaxcyte, Inc.†	165	6,166
Voyager Therapeutics, Inc.†	600	6,378
Zoetis, Inc.	634	100,521

		3,128,862

Medical-Generic Drugs — 0.0%
Endo International PLC†	1,500	6,855
Perrigo Co. PLC	67	2,939

		9,794

Medical-HMO — 1.2%
Anthem, Inc.	126	34,373
Humana, Inc.	328	130,964
Magellan Health, Inc.†	100	7,227
Molina Healthcare, Inc.†	28	5,221
Triple-S Management Corp., Class B†	259	4,797
UnitedHealth Group, Inc.	1,889	576,409

		758,991

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	170	21,070
Select Medical Holdings Corp.†	500	10,490
Universal Health Services, Inc., Class B	26	2,848

		34,408

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	300	17,652

Medical-Outpatient/Home Medical — 0.1%
Addus HomeCare Corp.†	150	14,635
Amedisys, Inc.†	42	10,878
Joint Corp.†	400	7,496
LHC Group, Inc.†	50	10,828
Pennant Group, Inc.†	100	4,166
Providence Service Corp.†	167	19,631

		67,634

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	1,434	137,764
Cardinal Health, Inc.	147	6,731
McKesson Corp.	91	13,422
Medipal Holdings Corp.	800	14,306

		172,223

Metal Processors & Fabrication — 0.0%
AZZ, Inc.	200	6,718
Park-Ohio Holdings Corp.	300	5,922

		12,640

Metal-Aluminum — 0.0%
Alcoa Corp.†	850	10,982

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	684	11,861

Metal-Diversified — 0.4%
Glencore PLC†	49,704	100,467
Rio Tinto PLC	800	45,335
Rio Tinto, Ltd.	1,300	84,775

		230,577

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,500	18,392

Miscellaneous Manufacturing — 0.0%
FreightCar America, Inc.†	5,892	8,897

Motion Pictures & Services — 0.0%
IMAX Corp.†	500	5,765

Multimedia — 0.3%
Walt Disney Co.	1,569	190,241

Networking Products — 0.4%
A10 Networks, Inc.†	1,300	8,762
Arista Networks, Inc.†	211	44,078
Cisco Systems, Inc.	4,598	165,068
NeoPhotonics Corp.†	900	6,129
NETGEAR, Inc.†	400	12,328
Telefonaktiebolaget LM Ericsson, Class B	1,771	19,734

		256,099

Non-Hazardous Waste Disposal — 0.4%
Republic Services, Inc.	716	63,129
Waste Management, Inc.	1,569	169,311

		232,440

Office Automation & Equipment — 0.2%
Canon, Inc.	1,300	22,624
FUJIFILM Holdings Corp.	1,600	81,562

		104,186

Office Furnishings-Original — 0.0%
HNI Corp.	400	13,020
Interface, Inc.	200	1,226
Steelcase, Inc., Class A	266	2,777

		17,023

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	700	3,689
Avery Dennison Corp.	39	5,397

		9,086

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	46	869

Oil Companies-Exploration & Production — 0.2%
Berry Corp.	800	2,096
CNOOC, Ltd.	31,760	29,015
Inpex Corp.	1,900	9,086
Lundin Energy AB	300	5,729
PDC Energy, Inc.†	400	4,768
Pioneer Natural Resources Co.	420	33,415
QEP Resources, Inc.	8,100	7,290
Southwestern Energy Co.†	4,400	11,748

		103,147

Oil Companies-Integrated — 0.5%
BP PLC	1,747	4,468
Chevron Corp.	1,178	81,871
Exxon Mobil Corp.	1,643	53,595
Repsol SA	1,148	7,163
Royal Dutch Shell PLC, Class A	4,187	53,513
TOTAL SE	2,508	75,949

		276,559

Oil Refining & Marketing — 0.1%
Ampol, Ltd.	700	12,815
ENEOS Holdings, Inc.	2,500	8,429
Sunoco LP	1,454	36,597
Valero Energy Corp.	696	26,872

		84,713

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,400	5,964
NOW, Inc.†	1,700	6,919
SBM Offshore NV	321	5,194

		18,077

Optical Supplies — 0.0%
STAAR Surgical Co.†	300	21,750

Paper & Related Products — 0.1%
Domtar Corp.	300	7,164
International Paper Co.	197	8,619
Resolute Forest Products, Inc.†	2,104	9,657
Verso Corp., Class A	525	4,085

		29,525

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	642	27,606

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	300	14,715

Pharmacy Services — 0.3%
Cigna Corp.	173	28,886
CVS Health Corp.	2,348	131,699

		160,585

Pipelines — 0.1%
Cheniere Energy, Inc.†	84	4,021
Kinder Morgan, Inc.	3,574	42,531
Williams Cos., Inc.	403	7,733

		54,285

Power Converter/Supply Equipment — 0.1%
Schneider Electric SE	460	55,905

Precious Metals — 0.0%
Coeur Mining, Inc.†	2,100	14,847

Printing-Commercial — 0.0%
Cimpress PLC†	200	14,680

Private Equity — 0.0%
3i Group PLC	1,125	14,015

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	225	18,238

Real Estate Investment Trusts — 1.1%
AGNC Investment Corp.	3,341	46,674
American Tower Corp.	678	155,703
CareTrust REIT, Inc.	300	5,130
Chatham Lodging Trust	186	1,367
CoreCivic, Inc.	1,300	8,333
Empire State Realty Trust, Inc., Class A	1,200	6,456
Equinix, Inc.	94	68,736
Essential Properties Realty Trust, Inc.	600	9,912
GEO Group, Inc.	600	5,316
Hersha Hospitality Trust	1,700	8,330
Industrial Logistics Properties Trust	500	9,590
Life Storage, Inc.	1,220	139,263
Outfront Media, Inc.	500	6,555
Park Hotels & Resorts, Inc.	417	4,141
Pebblebrook Hotel Trust	199	2,384
Piedmont Office Realty Trust, Inc., Class A	900	10,278
Public Storage	500	114,535
RLJ Lodging Trust	800	6,544
RPT Realty	1,070	5,232
Sabra Health Care REIT, Inc.	900	11,844
Scentre Group	2,500	3,709
Service Properties Trust	400	2,884
Simon Property Group, Inc.	800	50,248
Sunstone Hotel Investors, Inc.	800	5,936
Urban Edge Properties	900	8,460
Xenia Hotels & Resorts, Inc.	207	1,706

		699,266

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	168	8,467
Daito Trust Construction Co., Ltd.	1,200	109,229
Marcus & Millichap, Inc.†	280	8,744
McGrath RentCorp	197	11,245
Newmark Group, Inc., Class A	1,400	6,629
RE/MAX Holdings, Inc., Class A	282	9,120
Realogy Holdings Corp.†	2,000	22,320
Vonovia SE	200	12,769

		188,523

Real Estate Operations & Development — 0.5%
Aroundtown SA†	13,871	66,532
CapitaLand, Ltd.	8,000	15,081
LEG Immobilien AG	100	13,513
PSP Swiss Property AG	575	69,555
Sino Land Co., Ltd.	92,000	109,207
Sun Hung Kai Properties, Ltd.	1,000	12,822
TAG Immobilien AG	455	13,408

		300,118

Recreational Vehicles — 0.0%
Brunswick Corp.	36	2,294
Polaris, Inc.	20	1,817

		4,111

Rental Auto/Equipment — 0.1%
AMERCO	11	3,819
Ashtead Group PLC	431	15,640
CAI International, Inc.	400	10,540
Herc Holdings, Inc.†	300	13,308
Rent-A-Center, Inc.	500	15,450
Textainer Group Holdings, Ltd.†	900	13,014
United Rentals, Inc.†	38	6,775

		78,546

Retail-Apparel/Shoe — 0.1%
Genesco, Inc.†	200	3,544
Industria de Diseno Textil SA	1,620	40,087
JD Sports Fashion PLC	1,200	11,498
Next PLC	185	14,003

		69,132

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	378	55,672
AutoZone, Inc.†	12	13,548
Canadian Tire Corp., Ltd., Class A	100	11,167
Genuine Parts Co.	73	6,601

		86,988

Retail-Automobile — 0.1%
America’s Car-Mart, Inc.†	100	8,652
Asbury Automotive Group, Inc.†	100	10,298
CarMax, Inc.†	54	4,668
Lithia Motors, Inc., Class A	100	22,957
Rush Enterprises, Inc., Class A	337	12,078

		58,653

Retail-Building Products — 0.6%
Beacon Roofing Supply, Inc.†	400	12,280
BMC Stock Holdings, Inc.†	150	5,939
Home Depot, Inc.	1,241	330,987
Kingfisher PLC†	4,000	14,885

		364,091

Retail-Consumer Electronics — 0.0%
Best Buy Co., Inc.	131	14,613
Yamada Holdings Co., Ltd.	2,700	13,164

		27,777

Retail-Convenience Store — 0.2%
Alimentation Couche-Tard, Inc., Class B	300	9,239
Lawson, Inc.	1,800	82,784

		92,023

Retail-Discount — 1.1%
B&M European Value Retail SA	2,100	13,194
Big Lots, Inc.	250	11,900
Costco Wholesale Corp.	176	62,941
Dollar General Corp.	670	139,836
Dollar Tree, Inc.†	79	7,135
Target Corp.	1,025	156,026
Walmart, Inc.	2,243	311,216

		702,248

Retail-Drug Store — 0.2%
Rite Aid Corp.†	600	5,484
Sundrug Co., Ltd.	300	11,139
Walgreens Boots Alliance, Inc.	2,900	98,716

		115,339

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	39	3,557

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA	600	37,582
Pandora A/S	2,637	209,081
Signet Jewelers, Ltd.	300	6,684
Swatch Group AG	300	12,255

		265,602

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	360	10,793

Retail-Major Department Stores — 0.2%
Marui Group Co., Ltd.	500	9,023
TJX Cos., Inc.	2,509	127,457

		136,480

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	261	53,967

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	100	2,958

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	300	7,140
World Fuel Services Corp.	500	10,525

		17,665

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,049	22,333

Retail-Restaurants — 0.3%
BJ’s Restaurants, Inc.	141	3,978
Bloomin’ Brands, Inc.	1,000	13,980
Brinker International, Inc.	1,562	68,010
Cracker Barrel Old Country Store, Inc.	100	11,382

Dine Brands Global, Inc.	200	10,290
Jack in the Box, Inc.	90	7,205
McDonald’s Corp.	246	52,398
Papa John’s International, Inc.	95	7,277
Yum China Holdings, Inc.	210	11,178

		185,698

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	150	8,498
Hibbett Sports, Inc.†	425	16,069
Sportsman’s Warehouse Holdings, Inc.†	300	3,906
Zumiez, Inc.†	150	4,200

		32,673

Rubber-Tires — 0.2%
Bridgestone Corp.	2,600	84,740
Sumitomo Rubber Industries, Ltd.	3,000	26,405
Yokohama Rubber Co., Ltd.	1,000	14,391

		125,536

Rubber/Plastic Products — 0.0%
Trinseo SA	350	11,137

Satellite Telecom — 0.1%
Eutelsat Communications SA	4,785	48,178

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	680	8,860
First Financial Northwest, Inc.	779	7,720
Flushing Financial Corp.	500	6,395
HomeTrust Bancshares, Inc.	441	7,043

		30,018

Schools — 0.1%
American Public Education, Inc.†	300	8,481
K12, Inc.†	300	7,161
Laureate Education, Inc., Class A†	500	6,500
Perdoceo Education Corp.†	691	7,801

		29,943

Semiconductor Components-Integrated Circuits — 0.5%
Cirrus Logic, Inc.†	216	14,876
NXP Semiconductors NV	310	41,887
QUALCOMM, Inc.	771	95,111
United Microelectronics Corp.	4,895	25,943
United Microelectronics Corp.	144,000	153,893

		331,710

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	399	23,633
ASM International NV	159	22,753
ASM Pacific Technology, Ltd.	1,920	19,328
ASML Holding NV (Euronext Amsterdam)	170	61,804
ASML Holding NV (NASDAQ)	339	122,450
Axcelis Technologies, Inc.†	400	8,828
CMC Materials, Inc.	50	7,109
KLA Corp.	51	10,056
Lam Research Corp.	60	20,525
Teradyne, Inc.	55	4,832
Tokyo Electron, Ltd.	100	26,802

		328,120

Shipbuilding — 0.0%
Yangzijiang Shipbuilding Holdings, Ltd.	20,000	13,527

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	1,400	123,746

Software Tools — 0.1%
VMware, Inc., Class A†	356	45,828

Steel Pipe & Tube — 0.0%
Tenaris SA	958	4,578

Steel-Producers — 0.2%
ArcelorMittal†	3,589	48,810
ArcelorMittal SA†	1,470	19,960
BlueScope Steel, Ltd.	426	4,413
Evraz PLC	3,000	14,029
Nucor Corp.	148	7,068
POSCO ADR	51	2,362
Reliance Steel & Aluminum Co.	33	3,597
Schnitzer Steel Industries, Inc., Class A	600	12,600
Steel Dynamics, Inc.	106	3,337

		116,176

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	51	2,009
Corning, Inc.	357	11,413

		13,422

Telecom Services — 0.4%
ATN International, Inc.	100	4,470
BCE, Inc.	2,100	84,391
HKT Trust & HKT, Ltd.	77,000	99,617
Switch, Inc., Class A	200	2,812
TELUS Corp.	2,800	47,875

		239,165

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	831	8,883
Juniper Networks, Inc.	5,462	107,711

		116,594

Telephone-Integrated — 1.6%
AT&T, Inc.	6,755	182,520
Deutsche Telekom AG	6,837	104,115
Hellenic Telecommunications Organization SA	600	8,041
KDDI Corp.	4,700	125,868
KT Corp. ADR	7,900	75,998
Nippon Telegraph & Telephone Corp.	5,400	114,020
Shenandoah Telecommunications Co.	200	8,724
Telefonica SA	2,000	6,539
Telephone & Data Systems, Inc.	200	3,400
Verizon Communications, Inc.	6,656	379,326

		1,008,551

Textile-Apparel — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	50	23,474

Therapeutics — 0.0%
Anika Therapeutics, Inc.†	200	6,524

La Jolla Pharmaceutical Co.†	700	2,380
Recro Pharma, Inc.†	900	1,431
Sarepta Therapeutics, Inc.†	56	7,611

		17,946

Tobacco — 0.6%
Altria Group, Inc.	2,900	104,632
British American Tobacco PLC	800	25,417
Imperial Brands PLC	2,723	43,196
Japan Tobacco, Inc.	2,500	47,277
KT&G Corp.	1,100	78,445
Philip Morris International, Inc.	781	55,467
Scandinavian Tobacco Group A/S*	1,101	15,570
Swedish Match AB	305	22,996
Vector Group, Ltd.	800	7,352

		400,352

Tools-Hand Held — 0.0%
Snap-on, Inc.	28	4,411

Toys — 0.1%
Nintendo Co., Ltd.	100	54,606

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,600	7,136

Transactional Software — 0.0%
SimCorp A/S	130	15,541

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	200	5,396

Transport-Marine — 0.3%
AP Moller - Maersk A/S, Series B	82	131,165
Ardmore Shipping Corp.	800	2,240
DHT Holdings, Inc.	1,800	8,658
Dorian LPG, Ltd.†	700	5,740
Golden Ocean Group, Ltd.	1,200	3,888
International Seaways, Inc.	300	4,062
Nordic American Tankers, Ltd.	2,400	6,984
Scorpio Bulkers, Inc.	280	3,074
Teekay Tankers, Ltd., Class A†	412	3,885

		169,696

Transport-Rail — 0.4%
Aurizon Holdings, Ltd.	27,597	73,449
Canadian Pacific Railway, Ltd.	209	62,518
CSX Corp.	391	30,866
Norfolk Southern Corp.	120	25,094
Union Pacific Corp.	131	23,212

		215,139

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	162	14,326
Kamigumi Co., Ltd.	500	8,958
Kuehne & Nagel International AG	80	15,980
Nippon Express Co., Ltd.	200	11,179
United Parcel Service, Inc., Class B	2,064	324,275
Yamato Holdings Co., Ltd.	800	21,147

		395,865

Transport-Truck — 0.0%
Covenant Logistics Group, Inc.†	131	1,804
Knight-Swift Transportation Holdings, Inc.	85	3,229
Werner Enterprises, Inc.	450	17,109

		22,142

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	100	7,565

Warehousing & Harbor Transportation Services — 0.0%
Hutchison Port Holdings Trust	166,203	24,172

Water Treatment Systems — 0.0%
Pentair PLC	77	3,832

Web Hosting/Design — 0.0%
NIC, Inc.	700	15,694

Web Portals/ISP — 0.6%
Alphabet, Inc., Class A†	87	140,602
Alphabet, Inc., Class C†	88	142,649
Baidu, Inc. ADR†	430	57,211

		340,462

Wire & Cable Products — 0.0%
Insteel Industries, Inc.	400	8,704

Wireless Equipment — 0.2%
Motorola Solutions, Inc.	650	102,739

Total Common Stocks (cost $36,587,490)		38,629,737

U.S. CORPORATE BONDS & NOTES — 15.0%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.55% due 10/15/2022	235,000	244,334

Applications Software — 0.3%
Microsoft Corp. Senior Notes 4.25% due 02/06/2047	130,000	176,647

Banks-Commercial — 0.2%
BB&T Corp. Senior Notes 3.20% due 09/03/2021	155,000	158,419

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	160,000	165,915
US Bancorp Senior Notes 3.15% due 04/27/2027	155,000	173,379
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	160,000	174,636

		513,930

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	260,000	277,026

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	165,000	187,153

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	165,000	181,727

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	180,000	185,978

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	210,000	253,993

Diversified Banking Institutions — 1.6%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	280,164
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	160,000	175,968
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	135,000	177,186
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	115,000	165,465
Morgan Stanley Senior Notes 3.77% due 01/24/2029	155,000	176,576

		975,359

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	210,000	270,517

E-Commerce/Products — 0.3%
Amazon.com, Inc. Senior Notes 1.50% due 06/03/2030	175,000	177,028

Electronic Components-Semiconductors — 0.3%
Intel Corp. Senior Notes 3.90% due 03/25/2030	145,000	173,448

Electronic Forms — 0.3%
Adobe, Inc. Senior Notes 2.30% due 02/01/2030	175,000	187,620

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	180,000	187,521

Finance-Credit Card — 1.0%
American Express Credit Corp. Senior Notes 3.30% due 05/03/2027	150,000	169,227
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	235,000	253,621
Visa, Inc. Senior Notes 4.30% due 12/14/2045	135,000	176,598

		599,446

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	135,000	166,272

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	160,000	176,044

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	160,000	167,213

Machinery-Farming — 0.3%
John Deere Capital Corp. Senior Notes 2.65% due 01/06/2022	160,000	164,317

Medical-Biomedical/Gene — 0.3%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	210,000	217,072

Medical-HMO — 0.8%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	150,000	176,954
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	140,000	167,485
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	160,000	166,563

		511,002

Multimedia — 0.4%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	255,000	281,354

Oil Companies-Exploration & Production — 0.3%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024	160,000	176,786

Oil Companies-Integrated — 0.7%
Chevron Corp. Senior Notes 2.42% due 11/17/2020	250,000	250,206

Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	160,000	169,965

		420,171

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	143,000	172,717

Pipelines — 0.7%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	220,000	243,857
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	165,000	173,782

		417,639

Retail-Building Products — 0.5%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	155,000	172,331
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	135,000	174,526

		346,857

Retail-Restaurants — 0.6%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	157,000	173,282
Starbucks Corp. Senior Notes 3.80% due 08/15/2025	155,000	175,650

		348,932

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.50% due 09/15/2053*	167,000	159,657
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	11,000	10,868
Verizon Communications, Inc. Senior Notes 4.33% due 09/21/2028	134,000	160,849

		331,374

Transport-Rail — 0.8%
Burlington Northern Santa Fe LLC Senior Notes 4.05% due 06/15/2048	205,000	251,751
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	220,000	240,060

		491,811

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	150,000	188,394

Total U.S. Corporate Bonds & Notes (cost $8,791,086)		9,328,101

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Diversified Banking Institutions — 0.3%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	155,000	162,814

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 3.88% due 11/13/2028	235,000	272,153

Total Foreign Corporate Bonds & Notes (cost $410,950)		434,967

U.S. GOVERNMENT AGENCIES — 1.5%
Federal National Mtg. Assoc. — 1.5%
2.13% due 04/24/2026	545,000	591,911
2.63% due 09/06/2024	300,000	326,651

Total U.S. Government Agencies (cost $868,611)		918,562

U.S. GOVERNMENT TREASURIES — 12.1%
United States Treasury Bonds — 3.1%
1.00% due 02/15/2048 TIPS(2)	143,332	193,015
1.13% due 05/15/2040	375,000	357,773
2.75% due 11/15/2047	285,000	358,722
3.00% due 08/15/2048	447,000	589,848
3.38% due 05/15/2044	310,000	425,729

		1,925,087

United States Treasury Notes — 9.0%
1.63% due 08/15/2029	685,000	734,529
1.75% due 05/15/2023	350,000	363,891
2.00% due 02/15/2025	960,000	1,028,700
2.00% due 11/15/2026	680,000	739,766
2.13% due 06/30/2022	255,000	263,337
2.25% due 01/31/2024	250,000	266,406
2.25% due 11/15/2024	515,000	555,375
2.25% due 02/15/2027	465,000	513,970
2.63% due 02/15/2029	640,000	736,850
3.13% due 05/15/2021	365,000	370,874

		5,573,698

Total U.S. Government Treasuries (cost $7,178,002)		7,498,785

EXCHANGE-TRADED FUNDS — 5.5%
FlexShares Quality Dividend Index Fund ETF	12,982	563,289
Invesco S&P 500 High Dividend Low Volatility ETF	11,615	377,952
Invesco S&P 500 Quality ETF	30,288	1,123,988
iShares Core High Dividend ETF	5,543	431,467
iShares MSCI ACWI ETF	3,200	250,048

iShares Russell 1000 Value ETF	687	80,194
iShares Russell 2000 ETF	500	76,545
Vanguard Mega Cap Value ETF	6,660	497,768

Total Exchange-Traded Funds (cost $3,300,731)		3,401,251

Total Long-Term Investment Securities (cost $57,136,870)		60,211,403

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(3) (cost $1,596,332)	1,596,332	1,596,332

TOTAL INVESTMENTS (cost $58,733,202)	99.5%	61,807,735
Other assets less liabilities	0.5	307,093

NET ASSETS	100.0%	$62,114,828

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $355,813 representing 0.6% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Principal amount of security is adjusted for inflation.
(3)	The rate shown is the 7-day yield as of October 31, 2020.

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund
Euronext	Amsterdam — Euronext Stock Exchange, Amsterdam
NASDAQ	— National Association of Securities Dealers Automated Quotations
TIPS	— Treasury Inflation Protected Securities
TSX	— Toronto Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Short	U.S. Treasury 10 Year Notes	December 2020	$3,200,715	$3,179,031	$21,684

						Unrealized (Depreciation)
19	Long	S&P 500 E-Mini Index	December 2020	$3,163,760	$3,101,465	$(62,295)

	Net Unrealized Appreciation (Depreciation)					$(40,611)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$904,923	$15,620	**	0	$920,543
Medical-Drugs	1,940,676	1,188,186	**	0	3,128,862
Other Industries	25,203,115	9,377,217	**	—	34,580,332
U.S. Corporate Bonds & Notes	—	9,328,101		—	9,328,101
Foreign Corporate Bonds & Notes	—	434,967		—	434,967
U.S. Government Agencies	—	918,562		—	918,562
U.S. Government Treasuries	—	7,498,785		—	7,498,785
Exchange-Traded Funds	3,401,251	—		—	3,401,251
Short-Term Investment Securities	1,596,332	—		—	1,596,332

Total Investments at Value	$33,046,297	$28,761,438		$—	$61,807,735

Other Financial Instruments:†
Futures Contracts	$21,684	$—		$—	$21,684

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$62,295	$—		$—	$62,295

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period level 3 investments in securities were not considered a material portion of the portfolio. There were no material level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.8%
Aerospace/Defense — 0.8%
Lockheed Martin Corp.	7,302	$2,556,649
Northrop Grumman Corp.	9,657	2,798,792

		5,355,441

Applications Software — 11.6%
Microsoft Corp.	317,936	64,372,502
ServiceNow, Inc.†	26,739	13,304,524

		77,677,026

Athletic Equipment — 0.3%
Peloton Interactive, Inc., Class A†	17,815	1,963,391

Athletic Footwear — 0.2%
NIKE, Inc., Class B	9,700	1,164,776

Auto-Cars/Light Trucks — 0.8%
Tesla, Inc.†	12,940	5,021,238

Auto/Truck Parts & Equipment-Original — 0.6%
Lear Corp.	32,067	3,874,014

Beverages-Non-alcoholic — 0.6%
PepsiCo, Inc.	32,625	4,348,586

Building Products-Wood — 0.2%
Masco Corp.	24,510	1,313,736

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	92,771	6,198,030

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	13,304	8,033,221

Commercial Services — 0.3%
Quanta Services, Inc.	36,418	2,273,576

Commercial Services-Finance — 3.2%
Moody’s Corp.	15,431	4,056,810
PayPal Holdings, Inc.†	33,875	6,305,154
S&P Global, Inc.	25,009	8,071,154
Square, Inc., Class A†	20,177	3,125,014

		21,558,132

Communications Software — 1.1%
Zoom Video Communications, Inc., Class A†	15,816	7,289,753

Computer Aided Design — 1.5%
Autodesk, Inc.†	14,069	3,313,812
Cadence Design Systems, Inc.†	61,670	6,744,848

		10,058,660

Computer Data Security — 0.4%
Crowdstrike Holdings, Inc., Class A†	20,563	2,546,522

Computer Services — 0.6%
Accenture PLC, Class A	16,822	3,648,860
CACI International, Inc., Class A†	2,866	597,647

		4,246,507

Computer Software — 0.3%
Citrix Systems, Inc.	20,214	2,289,640

Computers — 10.4%
Apple, Inc.	642,652	69,959,097

Consulting Services — 0.3%
Verisk Analytics, Inc.	11,226	1,997,891

Consumer Products-Misc. — 1.1%
Kimberly-Clark Corp.	55,079	7,302,925

Containers-Paper/Plastic — 0.2%
Graphic Packaging Holding Co.	85,725	1,139,285

Data Processing/Management — 2.1%
DocuSign, Inc.†	36,623	7,407,001
Fiserv, Inc.†	73,325	7,000,338

		14,407,339

Diagnostic Equipment — 0.7%
Danaher Corp.	21,433	4,919,731

Diagnostic Kits — 0.5%
Quidel Corp.†	13,659	3,664,573

Diversified Manufacturing Operations — 0.7%
Eaton Corp. PLC	45,666	4,739,674

Drug Delivery Systems — 0.7%
DexCom, Inc.†	14,253	4,554,974

E-Commerce/Products — 8.0%
Amazon.com, Inc.†	16,344	49,622,835
Etsy, Inc.†	21,554	2,620,751
Wayfair, Inc., Class A†	4,568	1,133,001

		53,376,587

Electric-Distribution — 0.5%
Sempra Energy	24,224	3,036,721

Electronic Components-Semiconductors — 5.1%
Intel Corp.	95,977	4,249,861
NVIDIA Corp.	40,374	20,241,909
Texas Instruments, Inc.	68,629	9,923,067

		34,414,837

Electronic Forms — 2.5%
Adobe, Inc.†	37,340	16,694,714

Electronic Measurement Instruments — 0.3%
Roper Technologies, Inc.	5,094	1,891,606

Enterprise Software/Service — 1.2%
Atlassian Corp. PLC, Class A†	32,284	6,186,260
Everbridge, Inc.†	10,803	1,130,966
Oracle Corp.	14,143	793,564

		8,110,790

Entertainment Software — 1.4%
Activision Blizzard, Inc.	31,024	2,349,447
Electronic Arts, Inc.†	59,806	7,166,553

		9,516,000

Finance-Credit Card — 3.2%
Mastercard, Inc., Class A	49,895	14,401,693
Visa, Inc., Class A	37,243	6,767,425

		21,169,118

Food-Misc./Diversified — 0.4%
General Mills, Inc.	48,633	2,875,183

Food-Retail — 0.2%
Albertsons Cos., Inc., Class A	80,631	1,184,469

Independent Power Producers — 0.6%
NRG Energy, Inc.	125,043	3,953,860

Insurance-Multi-line — 0.6%
MetLife, Inc.	110,077	4,166,414

Internet Application Software — 1.2%
Okta, Inc.†	39,653	8,320,389

Internet Content-Entertainment — 5.0%
Facebook, Inc., Class A†	119,512	31,444,802
Netflix, Inc.†	3,864	1,838,260

		33,283,062

Machinery-Farming — 1.0%
AGCO Corp.	90,318	6,957,195

Medical Labs & Testing Services — 0.6%
Quest Diagnostics, Inc.	35,014	4,276,610

Medical Products — 0.5%
Abbott Laboratories	12,879	1,353,712
Masimo Corp.†	1,935	433,092
West Pharmaceutical Services, Inc.	5,931	1,613,647

		3,400,451

Medical-Biomedical/Gene — 2.6%
Biogen, Inc.†	17,111	4,313,170
Incyte Corp.†	45,555	3,946,885
Regeneron Pharmaceuticals, Inc.†	6,391	3,473,892
Vertex Pharmaceuticals, Inc.†	27,767	5,785,532

		17,519,479

Medical-Drugs — 4.3%
Eli Lilly & Co.	85,374	11,137,892
Johnson & Johnson	59,459	8,152,424
Merck & Co., Inc.	104,996	7,896,749
PRA Health Sciences, Inc.†	19,159	1,866,853

		29,053,918

Medical-HMO — 1.2%
Humana, Inc.	12,155	4,853,249
UnitedHealth Group, Inc.	10,580	3,228,381

		8,081,630

Medical-Hospitals — 0.6%
HCA Healthcare, Inc.	33,259	4,122,120

Medical-Wholesale Drug Distribution — 0.9%
McKesson Corp.	38,881	5,734,559

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	6,104	1,731,339

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	9,467	365,521

Pharmacy Services — 0.4%
Cigna Corp.	16,458	2,747,992

Real Estate Investment Trusts — 1.9%
QTS Realty Trust, Inc., Class A	48,564	2,987,172
SBA Communications Corp.	24,729	7,180,560
Sun Communities, Inc.	19,042	2,620,750

		12,788,482

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	590	666,098

Retail-Building Products — 2.1%
Home Depot, Inc.	46,963	12,525,501
Lowe’s Cos., Inc.	9,948	1,572,779

		14,098,280

Retail-Consumer Electronics — 0.3%
Best Buy Co., Inc.	15,650	1,745,757

Retail-Discount — 2.3%
Dollar General Corp.	37,870	7,903,848
Walmart, Inc.	52,108	7,229,985

		15,133,833

Retail-Restaurants — 1.3%
Domino’s Pizza, Inc.	15,797	5,976,321
Starbucks Corp.	23,187	2,016,342
Yum China Holdings, Inc.	13,127	698,750

		8,691,413

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	140,021	8,293,444

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	10,502	413,674

Tobacco — 0.3%
Altria Group, Inc.	64,367	2,322,361

Transport-Rail — 1.4%
CSX Corp.	53,415	4,216,580
Kansas City Southern	29,075	5,121,271

		9,337,851

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	13,563	959,447

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	9,658	15,608,391
Alphabet, Inc., Class C†	9,733	15,777,290

		31,385,681

Total Long-Term Investment Securities (cost $494,002,170)		669,718,623

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 0.01% due 11/02/2020 (cost $854,000)	$854,000	854,000

TOTAL INVESTMENTS (cost $494,856,170)	99.9%	670,572,623
Other assets less liabilities	0.1	710,286

NET ASSETS	100.0%	$671,282,909

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$669,718,623	$—	$—	$669,718,623
Short-Term Investment Securities	—	854,000	—	854,000

Total Investments at Value	$669,718,623	$854,000	$—	$670,572,623

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.2%
Applications Software — 5.2%
Microsoft Corp.	249,802	$50,577,411

Athletic Footwear — 1.0%
NIKE, Inc., Class B	83,335	10,006,867

Banks-Commercial — 1.1%
Truist Financial Corp.	253,920	10,695,110

Beverages-Wine/Spirits — 2.3%
Diageo PLC	342,043	11,064,170
Pernod Ricard SA	66,694	10,762,542

		21,826,712

Cable/Satellite TV — 2.2%
Cable One, Inc.	1,612	2,791,758
Comcast Corp., Class A	447,706	18,911,102

		21,702,860

Chemicals-Diversified — 1.8%
DuPont de Nemours, Inc.	144,495	8,218,876
PPG Industries, Inc.	68,486	8,884,004

		17,102,880

Coatings/Paint — 1.6%
Sherwin-Williams Co.	22,000	15,135,560

Computer Services — 2.5%
Accenture PLC, Class A	69,823	15,145,307
Amdocs, Ltd.	165,443	9,327,676

		24,472,983

Computers — 2.4%
Apple, Inc.	211,835	23,060,358

Consumer Products-Misc. — 0.9%
Kimberly-Clark Corp.	66,744	8,849,587

Containers-Metal/Glass — 1.4%
Crown Holdings, Inc.†	154,212	13,231,390

Cosmetics & Toiletries — 1.8%
Colgate-Palmolive Co.	151,918	11,984,811
Estee Lauder Cos., Inc., Class A	23,961	5,263,273

		17,248,084

Data Processing/Management — 1.9%
Fidelity National Information Services, Inc.	147,968	18,435,333

Diagnostic Equipment — 4.0%
Danaher Corp.	75,520	17,334,861
Thermo Fisher Scientific, Inc.	44,302	20,960,162

		38,295,023

Diversified Banking Institutions — 5.4%
Bank of America Corp.	745,042	17,657,495
Goldman Sachs Group, Inc.	69,034	13,050,187
JPMorgan Chase & Co.	215,417	21,119,483

		51,827,165

Drug Delivery Systems — 2.0%
Becton Dickinson and Co.	83,380	19,271,619

Electric Products-Misc. — 1.2%
AMETEK, Inc.	123,351	12,113,068

Electric-Integrated — 0.8%
American Electric Power Co., Inc.	82,404	7,410,592

Electronic Components-Semiconductors — 1.8%
Texas Instruments, Inc.	119,257	17,243,370

Electronic Connectors — 0.9%
TE Connectivity, Ltd.	92,624	8,973,413

Electronic Forms — 1.8%
Adobe, Inc.†	39,795	17,792,345

Electronic Measurement Instruments — 1.1%
Fortive Corp.	166,586	10,261,698

Enterprise Software/Service — 1.5%
salesforce.com, Inc.†	63,400	14,725,918

Entertainment Software — 1.5%
Electronic Arts, Inc.†	119,544	14,324,958

Finance-Credit Card — 4.5%
Mastercard, Inc., Class A	73,595	21,242,461
Visa, Inc., Class A	120,443	21,885,697

		43,128,158

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	135,950	5,588,905

Finance-Other Services — 1.6%
Nasdaq, Inc.	126,690	15,328,223

Food-Confectionery — 0.9%
Mondelez International, Inc., Class A	166,278	8,832,687

Food-Dairy Products — 1.1%
Danone SA	195,204	10,789,345

Instruments-Controls — 2.0%
Honeywell International, Inc.	116,153	19,159,437

Insurance-Multi-line — 1.0%
Chubb, Ltd.	71,982	9,351,182

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	79,963	21,039,065

Medical Instruments — 2.4%
Medtronic PLC	226,153	22,744,207

Medical Labs & Testing Services — 0.6%
ICON PLC†	33,645	6,066,194

Medical-Biomedical/Gene — 0.8%
Illumina, Inc.†	26,320	7,703,864

Medical-Drugs — 7.8%
Eli Lilly & Co.	101,132	13,193,681
Johnson & Johnson	188,537	25,850,308
Merck & Co., Inc.	198,541	14,932,268
PRA Health Sciences, Inc.†	109,493	10,668,998
Zoetis, Inc.	64,956	10,298,774

		74,944,029

Oil Companies-Exploration & Production — 0.6%
ConocoPhillips	150,579	4,309,571
EOG Resources, Inc.	49,167	1,683,478

		5,993,049

Pharmacy Services — 0.9%
Cigna Corp.	52,754	8,808,335

Pipelines — 1.0%
Enterprise Products Partners LP	611,383	10,130,616

Private Equity — 0.7%
Blackstone Group, Inc., Class A	126,294	6,367,744

Real Estate Investment Trusts — 3.6%
American Tower Corp.	90,018	20,672,634
Equinix, Inc.	19,106	13,971,071

		34,643,705

Retail-Building Products — 1.7%
Home Depot, Inc.	60,555	16,150,624

Retail-Discount — 4.3%
Costco Wholesale Corp.	34,188	12,226,313
Dollar General Corp.	65,268	13,622,084
Target Corp.	104,455	15,900,140

		41,748,537

Retail-Gardening Products — 1.4%
Tractor Supply Co.	105,073	13,996,774

Retail-Restaurants — 0.9%
Starbucks Corp.	99,752	8,674,434

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	80,648	9,559,207

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	95,187	5,637,926

Textile-Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton SE	26,578	12,477,840

Transport-Rail — 1.5%
Canadian National Railway Co.	145,561	14,476,041

Transport-Truck — 0.2%
Old Dominion Freight Line, Inc.	9,563	1,820,508

Web Portals/ISP — 5.9%
Alphabet, Inc., Class A†	25,503	41,215,653
Alphabet, Inc., Class C†	9,475	15,359,070

		56,574,723

Total Long-Term Investment Securities (cost $640,376,801)		956,319,663

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.01% due 11/02/2020 (cost $3,143,999)	$3,144,000	3,144,000

TOTAL INVESTMENTS (cost $643,520,800)	99.5%	959,463,663
Other assets less liabilities	0.5	4,468,439

NET ASSETS	100.0%	$963,932,102

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$911,225,766	$45,093,897	**	$—	$956,319,663
Short-Term Investment Securities	—	3,144,000		—	3,144,000

	$911,225,766	$48,237,897		$—	$959,463,663

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 57.5%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	8,110	$382,792

Aerospace/Defense — 0.8%
Lockheed Martin Corp.	5,465	1,913,460
Northrop Grumman Corp.	7,513	2,177,418

		4,090,878

Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc.	12,937	2,084,280

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	38,286	1,770,345

Applications Software — 2.1%
Microsoft Corp.	49,578	10,038,058

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC	9,405	907,489
Lear Corp.	20,551	2,482,766

		3,390,255

Banks-Commercial — 1.2%
Truist Financial Corp.	142,658	6,008,755

Banks-Fiduciary — 0.3%
Northern Trust Corp.	18,983	1,485,799

Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	13,238	1,481,068
US Bancorp	82,918	3,229,656

		4,710,724

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	12,168	1,621,873

Beverages-Wine/Spirits — 0.4%
Diageo PLC	56,387	1,823,968

Building Products-Air & Heating — 0.8%
Johnson Controls International PLC	91,990	3,882,898

Building Products-Cement — 0.2%
Vulcan Materials Co.	7,547	1,093,107

Building Products-Wood — 0.9%
Masco Corp.	78,856	4,226,682

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	224,705	9,491,539

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	16,898	1,851,514

Chemicals-Diversified — 1.1%
DuPont de Nemours, Inc.	28,560	1,624,493
PPG Industries, Inc.	27,610	3,581,569

		5,206,062

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	60,191	1,511,396

Commercial Services-Finance — 0.3%
Equifax, Inc.	10,420	1,423,372

Computer Services — 1.2%
Accenture PLC, Class A	21,056	4,567,257
Amdocs, Ltd.	26,438	1,490,574

		6,057,831

Computers — 0.8%
Apple, Inc.	37,294	4,059,825

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	14,233	1,887,153

Cosmetics & Toiletries — 0.5%
Colgate-Palmolive Co.	29,123	2,297,513

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	21,272	2,650,279
Fiserv, Inc.†	26,107	2,492,435

		5,142,714

Diagnostic Equipment — 2.0%
Danaher Corp.	25,256	5,797,262
Thermo Fisher Scientific, Inc.	8,272	3,913,649

		9,710,911

Distribution/Wholesale — 0.2%
LKQ Corp.†	33,970	1,086,700

Diversified Banking Institutions — 3.8%
Bank of America Corp.	177,838	4,214,761
Goldman Sachs Group, Inc.	38,599	7,296,755
JPMorgan Chase & Co.	70,036	6,866,329

		18,377,845

Diversified Manufacturing Operations — 2.1%
3M Co.	15,613	2,497,456
Eaton Corp. PLC	58,595	6,081,575
Trane Technologies PLC	13,352	1,772,478

		10,351,509

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	7,743	1,789,640

Electric-Distribution — 0.1%
Sempra Energy	5,851	733,481

Electric-Integrated — 2.4%
Duke Energy Corp.	48,673	4,483,270
Exelon Corp.	54,349	2,167,982
Pinnacle West Capital Corp.	15,479	1,262,622
Southern Co.	62,259	3,576,779

		11,490,653

Electronic Components-Semiconductors — 1.9%
Intel Corp.	88,221	3,906,426
Samsung Electronics Co., Ltd. (Preference Shares)	26,536	1,177,409
Texas Instruments, Inc.	28,212	4,079,173

		9,163,008

Electronic Forms — 0.4%
Adobe, Inc.†	4,805	2,148,315

Enterprise Software/Service — 0.3%
Oracle Corp.	30,520	1,712,477

Entertainment Software — 0.3%
Electronic Arts, Inc.†	10,955	1,312,738

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	126,720	5,209,459

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	18,915	1,537,601
Nasdaq, Inc.	13,268	1,605,295

		3,142,896

Food-Confectionery — 0.5%
J.M. Smucker Co.	8,888	997,234
Mondelez International, Inc., Class A	25,719	1,366,193

		2,363,427

Food-Misc./Diversified — 1.3%
Danone SA	28,699	1,586,255
General Mills, Inc.	31,180	1,843,362
Nestle SA	25,921	2,912,313

		6,341,930

Instruments-Controls — 1.0%
Honeywell International, Inc.	30,658	5,057,037

Insurance Brokers — 1.3%
Aon PLC, Class A	21,321	3,923,277
Marsh & McLennan Cos., Inc.	14,602	1,510,723
Willis Towers Watson PLC	6,017	1,097,982

		6,531,982

Insurance-Multi-line — 0.9%
Chubb, Ltd.	33,782	4,388,620

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	23,012	2,777,779

Insurance-Reinsurance — 0.2%
Reinsurance Group of America, Inc.	8,814	890,390

Investment Management/Advisor Services — 1.0%
BlackRock, Inc.	3,819	2,288,383
Invesco, Ltd.	75,064	984,089
T. Rowe Price Group, Inc.	10,909	1,381,734

		4,654,206

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	12,934	2,031,285

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	12,655	775,498

Machinery-Pumps — 0.3%
Ingersoll Rand, Inc.†	45,081	1,575,130

Medical Instruments — 1.1%
Medtronic PLC	53,979	5,428,668

Medical Labs & Testing Services — 0.7%
Quest Diagnostics, Inc.	27,883	3,405,630

Medical-Drugs — 4.0%
Bayer AG	16,823	790,627
Eli Lilly & Co.	14,539	1,896,758
Johnson & Johnson	65,795	9,021,152
Merck & Co., Inc.	69,563	5,231,833
Roche Holding AG	8,286	2,659,936

		19,600,306

Medical-Wholesale Drug Distribution — 0.6%
McKesson Corp.	18,896	2,786,971

Metal-Diversified — 0.2%
Rio Tinto PLC	16,520	936,171

Oil Companies-Exploration & Production — 0.6%
ConocoPhillips	31,653	905,909
Hess Corp.	38,199	1,421,767
Pioneer Natural Resources Co.	6,303	501,466

		2,829,142

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	14,991	578,802

Pharmacy Services — 1.4%
Cigna Corp.	40,816	6,815,048

Pipelines — 0.3%
Enterprise Products Partners LP	85,524	1,417,133

Private Equity — 0.3%
Blackstone Group, Inc., Class A	25,373	1,279,307

Real Estate Investment Trusts — 0.5%
Public Storage	3,826	876,422
STORE Capital Corp.	62,691	1,611,159

		2,487,581

Retail-Building Products — 0.4%
Home Depot, Inc.	7,849	2,093,407

Retail-Discount — 1.3%
Target Corp.	19,980	3,041,356
Walmart, Inc.	22,871	3,173,351

		6,214,707

Retail-Restaurants — 0.5%
Starbucks Corp.	25,807	2,244,177

Semiconductor Components-Integrated Circuits — 1.1%
NXP Semiconductors NV	14,929	2,017,207
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	40,012	3,355,806

		5,373,013

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	27,037	1,601,401

Tobacco — 1.0%
Philip Morris International, Inc.	68,097	4,836,249

Tools-Hand Held — 0.4%
Stanley Black & Decker, Inc.	10,681	1,775,182

Transport-Rail — 1.1%
Union Pacific Corp.	30,307	5,370,097

Transport-Services — 0.2%
United Parcel Service, Inc., Class B	7,773	1,221,216

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	1,241	2,005,592

Total Common Stocks (cost $223,735,621)		279,456,049

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	963,200

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,156,176

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	412,881

Electric-Integrated — 0.3%
CenterPoint Energy, Inc. 7.00%	32,905	1,308,632

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	11,833	1,225,662

Total Convertible Preferred Securities (cost $5,039,326)		5,066,551

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022* (cost $532,058)	$510,000	549,015

ASSET BACKED SECURITIES — 4.8%
Diversified Financial Services — 4.8%
ALM VII, Ltd. FRS Series 2013-7R2A, Class A1B2 1.64% (3 ML+1.40%) due 10/15/2027*(1)	890,000	866,713
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	574,000	586,661
AREIT Trust FRS Series 2018-CRE2, Class A 1.13% (1 ML+0.98%) due 11/14/2035*(2)	310,843	309,338
AREIT Trust FRS Series 2019-CRE3, Class AS 1.45% (1 ML+1.30%) due 09/14/2036*(2)	687,500	655,091
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	770,000	787,765
Bancorp Commercial Mtg. Trust FRS Series 2018-CRE4, Class A 1.05% (1 ML+0.90%) due 09/15/2035*(2)	145,038	143,583
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.45% (1 ML+1.30%) due 09/15/2036*(2)	706,171	682,141
BANK Series 2019-BN17, Class A4 3.71% due 04/15/2052(2)	557,000	638,283
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.75% (1 ML+1.60%) due 12/28/2040*	175,808	181,838
BDS, Ltd. FRS Series 2019-FL4, Class A 1.25% (1 ML+1.10%) due 08/15/2036*	494,000	489,434
BDS, Ltd. FRS Series 2018-FL2, Class B 1.55% (1 ML+1.40%) due 08/15/2035*(2)	843,000	833,783
Chesapeake Funding II LLC Series 2018-1A, Class A1 3.04% due 04/15/2030*	125,102	126,991
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(2)	821,121	906,129
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(2)	467,518	512,001
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.46% (3 ML+1.22%) due 01/15/2029*(1)	871,554	866,890
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.26% (3 ML+1.02%) due 04/15/2031*(1)	882,000	871,114
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.14% (3 ML+0.90%) due 04/15/2029*(1)	412,000	406,959
Exantas Capital Corp., Ltd. FRS Series 2019-RSO7, Class A 1.15% (1 ML+1.00%) due 04/15/2036*(2)	68,015	67,103
Exeter Automobile Receivables Trust Series 2020-1A, Class B 2.26% due 04/15/2024*	145,000	147,098
Figueroa CLO, Ltd. FRS Series 2014-1A, Class BR 1.74% (3 ML+1.50%) due 01/15/2027*(1)	270,000	268,190
FORT CRE LLC FRS Series 2018-1A, Class A1 1.50% (1 ML+1.35%) due 11/16/2035*	325,000	322,576
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	153,477	155,219
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(3)	44,455	46,477
GS Mtg. Securities Trust Series 2019-GSA1, Class A4 3.05% due 11/10/2052(2)	448,828	491,503
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(2)	879,375	953,474
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(2)	635,131	683,910
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(2)	1,010,000	1,094,556
KREF, Ltd. FRS Series 2018-FL1, Class A 1.25% (1 ML+1.10%) due 06/15/2036*	433,500	430,584

MF1, Ltd. FRS Series 2020-FL4, Class A 1.85% (1 ML+1.70%) due 11/15/2035*	351,500	351,569
MF1, Ltd. FRS Series 2019-FL2, Class A 1.28% (1 ML+1.13%) due 12/25/2034*(2)	885,000	871,814
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(2)	324,355	361,948
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(2)	294,880	327,868
Mountain Hawk III CLO, Ltd. FRS Series 2014-3A, Class BR 2.02% (3 ML+1.80%) due 04/18/2025*(1)	905,390	903,133
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class AR 1.04% (3 ML+0.80%) due 01/15/2028*(1)	343,414	339,984
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035(3)	37,962	37,713
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	347,525
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(2)	502,983	543,199
Venture XII CLO, Ltd. FRS Series 2012-12A, Class BRR 1.46% (3 ML+1.20%) due 02/28/2026*(1)	964,000	940,175
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	556,920
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	279,310	280,034
Wells Fargo Commercial Mtg. Trust Series 2019-C54, Class A4 3.15% due 12/15/2052(2)	1,871,902	2,069,614
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(2)	893,749	979,049

Total Asset Backed Securities (cost $22,926,841)		23,435,949

U.S. CORPORATE BONDS & NOTES — 14.0%
Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 2.80% due 06/15/2050	88,000	90,942
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	350,000	410,430

		501,372

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc. Senior Notes 3.85% due 06/15/2023	494,000	533,436

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050	458,000	466,775

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	179,000	202,186

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.75% due 04/01/2046	234,000	302,435
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	237,000	244,630
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 04/09/2025	124,000	135,507
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	218,000	224,923
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	374,000	389,932
Toyota Motor Credit Corp. Senior Notes 3.38% due 04/01/2030	262,000	301,539
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	994,244

		2,593,210

Auto/Truck Parts & Equipment-Original — 0.2%
Lear Corp. Senior Notes 3.80% due 09/15/2027	500,000	535,990
Lear Corp. Senior Notes 4.25% due 05/15/2029	242,000	266,083

		802,073

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	268,026

Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	335,262

		603,288

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 1.60% due 04/24/2025	421,000	435,718
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	295,000	303,084
State Street Corp. Senior Notes 2.90% due 03/30/2026	94,000	102,003

		840,805

Beverages-Non-alcoholic — 0.1%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	83,000	92,578
Keurig Dr Pepper, Inc. Company Guar. Notes 3.80% due 05/01/2050	169,000	192,608
PepsiCo, Inc. Senior Notes 3.50% due 03/19/2040	131,000	155,727

		440,913

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	464,000	751,681
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	665,000	742,404

		1,494,085

Building Products-Air & Heating — 0.2%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040*	677,000	715,594

Building Products-Cement — 0.1%
CRH America Finance, Inc. Company Guar. Notes 4.50% due 04/04/2048*	223,000	259,847
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	52,000	53,852
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	182,000	203,686
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	88,000	98,748

		616,133

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 4.38% due 04/01/2026	381,000	443,696

Cable/Satellite TV — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	449,000	517,290
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	99,000	118,121
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	213,000	210,659
Comcast Corp. Company Guar. Notes 3.45% due 02/01/2050	353,000	394,036
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	308,000	302,115
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	700,000	1,070,105

		2,612,326

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	209,000	208,693

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028*	363,000	368,445
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050*	518,000	602,349

		970,794

Coatings/Paint — 0.1%
Sherwin-Williams Co. Senior Notes 4.50% due 06/01/2047	250,000	313,180

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	143,000	154,464

Computers — 0.4%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	88,000	93,741
Apple, Inc. Senior Notes 2.85% due 05/11/2024	438,000	470,563

Apple, Inc. Senior Notes 3.35% due 02/09/2027	142,000	160,840
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	279,745
Apple, Inc. Senior Notes 3.85% due 08/04/2046	219,000	268,342
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	369,000	420,199

		1,693,430

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	492,000	580,922

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp. Senior Notes 3.10% due 03/26/2030	59,000	67,260

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	212,000	230,495

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	98,000	104,091
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	331,000	409,910

		514,001

Diagnostic Equipment — 0.3%
Danaher Corp. Senior Notes 2.60% due 10/01/2050	264,000	262,529
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	527,000	584,730
Thermo Fisher Scientific, Inc. Senior Notes 3.20% due 08/15/2027	553,000	617,776

		1,465,035

Diversified Banking Institutions — 2.1%
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	456,000	460,396
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	334,000	350,142
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	363,000	396,017
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	304,000	340,679
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	875,009
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	898,000	992,663
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	657,000	689,333
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	657,000	693,692
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	129,000	137,378
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	657,000	703,440
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	1,084,000	1,151,541
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,137,000	1,292,153
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	246,000	295,430
Morgan Stanley Senior Notes 0.86% due 10/21/2025	119,000	118,844
Morgan Stanley Senior Notes 2.70% due 01/22/2031	962,000	1,025,269
Morgan Stanley Senior Notes 3.13% due 01/23/2023	74,000	78,223
Morgan Stanley Senior Notes 3.88% due 04/29/2024	338,000	373,535
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	281,843

		10,255,587

Drug Delivery Systems — 0.2%
Becton Dickinson and Co. Senior Notes 3.13% due 11/08/2021	212,000	217,482
Becton Dickinson and Co. Senior Notes 4.67% due 06/06/2047	404,000	500,036

		717,518

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	366,000	362,728

E-Commerce/Services — 0.2%
Booking Holdings, Inc. Senior Notes 4.50% due 04/13/2027	106,000	123,690
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	809,000	846,868

		970,558

Electric-Integrated — 0.9%
Berkshire Hathaway Energy Co. Senior Notes 4.25% due 10/15/2050*	60,000	74,283
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	82,000	88,200
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	374,000	397,974
Exelon Corp. Senior Notes 4.05% due 04/15/2030	441,000	510,480
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	249,000	228,853
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	34,000	37,934
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	300,000	340,028
Midamerican Energy Holdings Co. Senior Notes 3.75% due 11/15/2023	410,000	446,951
Northern States Power Co. 1st Mtg. Bonds 2.60% due 06/01/2051	436,000	439,364
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	111,000	107,168
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	213,000	193,899
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	562,427
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	225,995
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	224,000	254,025
Xcel Energy, Inc. Senior Notes 3.50% due 12/01/2049	265,000	293,305

		4,200,886

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	495,000	645,860

Electronic Components-Semiconductors — 0.5%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.50% due 01/15/2028	618,000	664,911
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	137,000	153,478
Broadcom, Inc. Company Guar. Notes 4.25% due 04/15/2026	273,000	306,896
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	356,000	405,849
Intel Corp. Senior Notes 4.75% due 03/25/2050	490,000	668,348

		2,199,482

Electronic Measurement Instruments — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	348,000	353,740
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	110,000	120,345
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	174,000	205,850

		679,935

Finance-Credit Card — 0.3%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	390,000	436,046
The Western Union Co. Senior Notes 2.85% due 01/10/2025	133,000	140,355
Visa, Inc. Senior Notes 3.15% due 12/14/2025	970,000	1,079,000

		1,655,401

Finance-Other Services — 0.2%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	146,000	144,719
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	493,000	509,515
Intercontinental Exchange, Inc. Company Guar. Notes 2.35% due 09/15/2022	84,000	86,909
Intercontinental Exchange, Inc. Company Guar. Notes 4.00% due 10/15/2023	219,000	240,476

		981,619

Food-Confectionery — 0.0%
Mondelez International, Inc. Senior Sec. Notes 1.50% due 02/04/2031	116,000	112,682

Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	102,000	110,533
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	489,000	551,938

		662,471

Gas-Distribution — 0.2%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	306,000	312,620
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	336,000	362,234
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	110,000	153,858

		828,712

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	427,000	436,437
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	58,000	61,890

		498,327

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	521,000	600,540
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	188,000	247,553

		848,093

Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	214,000	238,842

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	250,000	276,896

Internet Brokers — 0.1%
E*TRADE Financial Corp. Senior Notes 2.95% due 08/24/2022	155,000	161,387
E*TRADE Financial Corp. Senior Notes 4.50% due 06/20/2028	220,000	260,552

		421,939

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	487,000	641,097

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	104,000	104,362
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	379,000	410,231

		514,593

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	405,000	467,338
Westinghouse Air Brake Company Guar. Notes 3.20% due 06/15/2025	185,000	197,077

		664,415

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	209,313
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	352,866
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	539,000	611,187

		1,173,366

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	133,000	137,474
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	380,000	482,937

		620,411

Medical Products — 0.3%
Abbott Laboratories Senior Notes 4.90% due 11/30/2046	422,000	594,081
Zimmer Biomet Holdings, Inc. Senior Notes 3.55% due 04/01/2025	603,000	663,086

		1,257,167

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	166,000	190,434
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	438,000	523,990

		714,424

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	553,000	673,142
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	35,000	36,913
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	279,000	308,775

		1,018,830

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	292,000	312,442

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	335,000	374,519
Walt Disney Co. Company Guar. Notes 3.60% due 01/13/2051	205,000	228,722

		603,241

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	230,000	224,318
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	277,000	322,122

		546,440

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	249,000	244,972
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	785,000	737,093
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	563,000	568,633

		1,550,698

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	127,000	134,100

Pipelines — 0.6%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	348,000	363,588
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	176,000	190,303
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	564,487
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	542,000	512,350
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	359,000	347,031
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	118,000	132,009
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	354,000	397,419
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	190,000	207,632

		2,714,819

Real Estate Investment Trusts — 0.9%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	209,000	221,457
American Tower Corp. Senior Notes 3.10% due 06/15/2050	360,000	352,271
American Tower Corp. Senior Notes 3.60% due 01/15/2028	253,000	282,604
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	387,000	418,271
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	40,000	43,388
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	161,000	162,603
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	589,000	655,133
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	416,000	422,509
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	653,000	694,088
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	360,000	401,954
Prologis LP Senior Notes 2.25% due 04/15/2030	165,000	174,483

Realty Income Corp. Senior Notes 3.25% due 01/15/2031	131,000	143,295
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	355,000	360,120

		4,332,176

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	431,000	631,344

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	253,000	306,736

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	459,000	542,400

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 1.75% due 04/20/2032	438,000	446,014
Target Corp. Senior Notes 2.25% due 04/15/2025	660,000	704,509

		1,150,523

Retail-Major Department Stores — 0.1%
TJX Cos, Inc. Senior Notes 3.75% due 04/15/2027	88,000	101,499
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	105,000	124,378
TJX Cos, Inc. Senior Notes 4.50% due 04/15/2050	75,000	99,345

		325,222

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025*	120,000	132,041

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	542,792
AT&T, Inc. Senior Notes 3.65% due 09/15/2059*	435,000	414,812
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	437,000	534,166
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	528,000	685,666

		2,177,436

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 1.90% due 08/15/2040	219,000	206,721

Total U.S. Corporate Bonds & Notes (cost $61,310,797)		67,892,344

FOREIGN CORPORATE BONDS & NOTES — 2.2%
Aerospace/Defense — 0.1%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	249,172

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	507,000	532,358

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	632,000	642,207

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	531,340

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	395,437
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	77,000	83,269
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	395,000	439,801
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	115,000	132,066
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	128,000	144,320

		1,194,893

Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	834,000	834,628
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	222,000	272,859

		1,107,487

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	237,000	288,084

Finance-Leasing Companies — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	141,528
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,913
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	168,000	153,349
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	154,000	149,364
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	528,000	545,887

		1,147,041

Gas-Transportation — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	848,616
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	58,000	65,042

		913,658

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	200,000	221,873

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	371,534

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,156,564

Oil Companies-Integrated — 0.2%
Eni SpA Senior Notes 4.75% due 09/12/2028*	418,000	487,373
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	397,000	398,083

		885,456

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	222,000	231,612

Soap & Cleaning Preparation — 0.2%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.75% due 06/26/2024*	219,000	234,170
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	699,517

		933,687

Telephone-Integrated — 0.1%
Deutsche Telekom AG Senior Notes 3.63% due 01/21/2050*	259,000	285,967

Total Foreign Corporate Bonds & Notes (cost $10,039,829)		10,692,933

U.S. GOVERNMENT AGENCIES — 12.9%
Federal Home Loan Mtg. Corp. — 3.5%
2.50% due 08/01/2040	71,327	75,710
3.00% due 01/01/2038	308,865	322,649
3.00% due 03/01/2043	235,020	256,990
3.00% due 04/01/2043	561,192	619,150
3.00% due 05/01/2043	498,061	550,653
3.00% due 05/01/2046	232,009	253,583
3.00% due 10/01/2046	467,709	511,205
3.00% due 11/01/2046	624,268	682,321
3.00% due 12/01/2046	68,341	71,811
3.00% due 03/01/2048	253,823	264,984
3.00% due 05/01/2050	94,690	104,339
3.00% due 07/01/2050	25,432	27,565
3.50% due 11/01/2037	211,145	224,436
3.50% due 05/01/2038	61,396	64,759
3.50% due 02/01/2042	204,624	225,819
3.50% due 04/01/2042	151,151	170,689
3.50% due 12/01/2042	348,670	388,427
3.50% due 04/01/2043	102,707	114,412
3.50% due 07/01/2043	18,404	19,983
3.50% due 08/01/2043	225,928	244,899
3.50% due 12/01/2045	225,322	240,599
3.50% due 11/01/2046	154,536	164,043
3.50% due 12/01/2046	734,278	782,513
3.50% due 01/01/2047	553,139	589,316
4.00% due 08/01/2037	43,028	46,525
4.00% due 11/01/2040	236,035	259,185
4.00% due 01/01/2041	504,172	554,577
4.00% due 04/01/2044	162,765	179,343
4.00% due 08/01/2047	346,553	372,087
4.50% due 08/01/2024	44,279	46,960
4.50% due 04/01/2035	14,236	15,686
4.50% due 07/01/2039	99,447	111,286
4.50% due 09/01/2039	45,227	50,807
4.50% due 10/01/2039	25,732	28,934
4.50% due 12/01/2039	38,398	42,959
4.50% due 05/01/2042	72,027	80,936
5.00% due 09/01/2033	58,612	67,598

5.00% due 03/01/2034	26,334	30,239
5.00% due 04/01/2034	10,613	12,242
5.00% due 08/01/2035	14,314	16,487
5.00% due 10/01/2035	37,355	43,076
5.00% due 11/01/2035	92,025	106,183
5.00% due 12/01/2036	17,932	20,673
5.00% due 07/01/2039	130,755	150,938
5.50% due 12/01/2033	51,706	60,900
5.50% due 01/01/2034	59,460	70,084
5.50% due 04/01/2034	5,617	6,240
5.50% due 11/01/2034	4,908	5,627
5.50% due 05/01/2035	12,048	13,594
5.50% due 09/01/2035	16,099	18,156
5.50% due 10/01/2035	7,145	8,040
6.00% due 05/01/2021	142	142
6.00% due 10/01/2021	3,108	3,129
6.00% due 04/01/2034	29,863	33,634
6.00% due 07/01/2034	30,486	35,698
6.00% due 08/01/2034	81,620	96,382
6.00% due 09/01/2034	4,584	5,112
6.00% due 07/01/2035	20,069	23,777
6.00% due 08/01/2035	17,499	20,691
6.00% due 11/01/2035	18,262	21,595
6.00% due 03/01/2036	8,884	9,930
6.00% due 07/01/2036	6,682	7,453
6.00% due 10/01/2036	17,939	20,733
6.00% due 01/01/2037	19,002	21,928
6.00% due 05/01/2037	36,258	42,135
6.00% due 06/01/2037	14,201	16,439
6.50% due 05/01/2034	6,261	7,167
6.50% due 06/01/2034	28,811	32,986
6.50% due 08/01/2034	34,348	38,343
6.50% due 10/01/2034	16,857	19,388
6.50% due 11/01/2034	1,246	1,391
6.50% due 05/01/2037	9,564	10,677
6.50% due 07/01/2037	16,022	18,073
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(2)	308,000	318,961
Series K042, Class A2 2.67% due 12/25/2024(2)	320,000	345,688
Series K718, Class A2 2.79% due 01/25/2022(2)	299,000	305,659
Series K049, Class A2 3.01% due 07/25/2025(2)	83,000	91,327
Series K028, Class A2 3.11% due 02/25/2023(2)	439,000	462,188
Series K066, Class A2 3.12% due 06/25/2027(2)	220,000	248,422
Series K052, Class A2 3.15% due 11/25/2025(2)	198,000	219,679
Series K041, Class A2 3.17% due 10/25/2024(2)	267,000	292,452
Series K071, Class A2 3.29% due 11/25/2027(2)	494,000	567,641
Series K029, Class A2 3.32% due 02/25/2023(2)	143,000	151,732
Series K076, Class A2 3.90% due 04/25/2028(2)	330,000	392,013
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(2)(3)(4)	3,192,000	47,810
Series K070, Class XAM 0.24% due 12/25/2027(2)(3)(4)	1,984,000	36,733
Series K721, Class XAM 0.28% due 11/25/2024(2)(3)(4)	3,013,000	34,259
Series K069, Class XAM 0.28% due 09/25/2027(2)(3)(4)	2,042,000	41,307
Series K072, Class XAM 0.29% due 12/25/2027(2)(3)(4)	2,208,000	45,637
Series K071, Class X1 0.29% due 11/25/2027(2)(3)(4)	2,271,192	42,681
Series K154, Class X1 0.31% due 11/25/2032(2)(3)(4)	1,726,730	49,270
Series K728, Class XAM 0.31% due 08/25/2024(2)(3)(4)	2,996,000	39,236
Series K070, Class X1 0.33% due 11/25/2027(2)(3)(4)	2,052,701	44,816
Series K068, Class XAM 0.33% due 08/25/2027(2)(3)(4)	1,898,000	44,400
Series K729, Class X1 0.36% due 10/25/2024(2)(3)(4)	3,940,475	46,284
Series K072, Class X1 0.37% due 12/25/2027(2)(3)(4)	3,512,984	84,624
Series K728, Class X1 0.41% due 08/25/2024(2)(3)(4)	5,495,444	70,422
Series K068, Class X1 0.43% due 08/25/2027(2)(3)(4)	1,317,816	35,494
Series K727, Class XAM 0.50% due 07/25/2024(2)(3)(4)	2,786,000	51,238
Series K067, Class X1 0.58% due 07/25/2027(2)(3)(4)	2,360,738	83,088
Series K727, Class X1 0.60% due 07/25/2024(2)(3)(4)	996,251	17,308
Series K066, Class XAM 0.64% due 06/25/2027(2)(3)(4)	2,696,000	114,141
Series K066, Class X1 0.75% due 06/25/2027(2)(3)(4)	907,791	39,746
Series K726, Class X1 0.89% due 04/25/2024(2)(3)(4)	1,133,868	26,815
Series K097, Class X1 1.09% due 07/25/2029(2)(3)(4)	164,442	13,691
Series K098, Class X1 1.14% due 08/25/2029(2)(3)(4)	1,037,440	90,398
Series K118, Class XAM 1.26% due 09/25/2030(2)(3)(4)	160,069	16,497
Series K114, Class XAM 1.34% due 06/25/2030(2)(3)(4)	272,251	31,420
Series -K116, Class XAM 1.60% due 08/25/2030(2)(3)(4)	246,234	34,093
Series K112, Class XAM 1.66% due 05/25/2030(2)(3)(4)	267,239	37,868

Series K111, Class XAM 1.80% due 05/25/2030(2)(3)(4)	678,770	102,989
Series K109, Class XAM 1.80% due 04/25/2030(2)(3)(4)	200,000	30,058
Series K110, Class XAM 1.87% due 04/25/2030(2)(3)(4)	547,569	85,847
Series K033, Class A2 3.06% due 07/25/2023(2)(3)	35,000	37,159
Series K728, Class A2 3.06% due 08/25/2024(2)(3)	156,000	168,555
Series K069, Class A2 3.19% due 09/25/2027(2)(3)	148,000	168,261
Series K030, Class A2 3.25% due 04/25/2023(2)(3)	507,000	536,869
Series K035, Class A2 3.46% due 08/25/2023(2)(3)	339,000	364,998
Series K075, Class A2 3.65% due 02/25/2028(2)(3)	177,000	207,416
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(4)(5)	122,570	9,565
Series 4474, Class HJ 3.00% due 07/15/2039(5)	42,275	45,606
Series 4058, Class ME 3.50% due 06/15/2042(5)	39,000	43,864
Series 4471, Class PI 4.50% due 12/15/2040(4)(5)	20,209	1,930
Series 3629, Class CZ 5.00% due 01/15/2040(5)	56,390	64,638
Series 3845, Class AI 5.50% due 02/15/2036(4)(5)	19,562	3,775
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(5)	147,961	157,683
Series 2019-4, Class MV 3.00% due 02/25/2059(5)	67,871	73,616
Series 2019-2, Class MA 3.50% due 08/25/2058(5)	8,273	8,974
Series 2019-2, Class MV 3.50% due 08/25/2058(5)	47,309	52,977
Series 2019-3, Class MA 3.50% due 10/25/2058(5)	104,827	112,958
Series 2019-3, Class MV 3.50% due 10/25/2058(5)	66,874	74,855

		16,844,651

Federal National Mtg. Assoc. — 4.3%
2.28% due 11/01/2026	92,851	98,822
2.41% due 05/01/2023	94,387	97,896
2.50% due 11/01/2031	21,244	22,127
2.50% due 06/01/2035	400,888	416,729
2.50% due 07/01/2040	55,079	58,733
2.50% due 02/01/2050	328,128	344,418
2.50% due 06/01/2050	34,126	36,748
2.50% due 07/01/2050	330,573	354,379
2.50% due 12/01/2050	400,000	417,760
2.55% due 05/01/2023	86,327	89,826
2.59% due 05/01/2023	88,788	92,477
2.70% due 07/01/2025	75,000	80,820
3.00% due 11/01/2028	66,506	70,667
3.00% due 12/01/2031	519,274	559,914
3.00% due 09/01/2032	396,290	414,975
3.00% due 03/01/2033	70,291	73,635
3.00% due 08/01/2033	22,820	23,877
3.00% due 07/01/2037	87,220	91,509
3.00% due 11/01/2037	168,716	177,023
3.00% due 09/01/2046	93,749	102,443
3.00% due 10/01/2046	370,761	405,145
3.00% due 11/01/2046	480,652	525,226
3.00% due 06/01/2050	76,165	83,659
3.00% due 07/01/2050	388,431	406,839
3.00% due 08/01/2050	710,296	745,567
3.00% due 09/01/2050	321,146	336,607
3.50% due 04/01/2038	165,150	175,445
3.50% due 11/01/2041	21,618	23,890
3.50% due 01/01/2042	284,129	315,052
3.50% due 01/01/2043	103,989	112,957
3.50% due 04/01/2043	359,635	390,636
3.50% due 05/01/2043	349,714	375,368
3.50% due 07/01/2043	482,227	522,196
3.50% due 08/01/2043	157,374	170,862
3.50% due 09/01/2043	653,541	708,876
3.50% due 02/01/2045	488,487	543,010
3.50% due 09/01/2045	464,115	496,290
3.50% due 10/01/2045	358,824	393,909
3.50% due 01/01/2046	121,199	133,856
3.50% due 05/01/2046	132,135	144,454
3.50% due 07/01/2046	491,570	537,400
3.50% due 12/01/2046	376,235	400,352
3.50% due 01/01/2047	52,574	55,748
3.50% due 11/01/2048	26,190	27,757
4.00% due 09/01/2040	344,258	377,692
4.00% due 11/01/2040	102,121	112,478
4.00% due 12/01/2040	234,205	256,447
4.00% due 02/01/2041	125,166	137,953
4.00% due 06/01/2041	254,196	277,747
4.00% due 11/01/2041	95,825	105,621
4.00% due 01/01/2042	615,217	675,409
4.00% due 04/01/2042	91,739	101,169
4.00% due 10/01/2042	75,204	82,971
4.00% due 12/01/2042	79,889	87,761
4.00% due 01/01/2043	95,324	105,016
4.00% due 04/01/2043	20,205	22,179
4.00% due 05/01/2043	175,228	193,268
4.00% due 06/01/2043	109,172	119,272
4.00% due 07/01/2043	90,040	98,207
4.00% due 04/01/2044	56,876	62,638
4.00% due 05/01/2044	201,041	221,418
4.00% due 11/01/2044	84,163	91,623
4.00% due 06/01/2047	307,401	330,672
4.50% due 08/01/2033	64,587	71,101
4.50% due 03/01/2034	185,270	204,187
4.50% due 01/01/2040	53,428	59,997
4.50% due 02/01/2041	108,422	121,633
4.50% due 04/01/2041	173,611	195,231
4.50% due 01/01/2043	122,192	137,624

4.50% due 04/01/2044	719,001	807,646
4.50% due 06/01/2044	77,454	86,651
5.00% due 03/01/2026	49,302	56,743
5.00% due 11/01/2033	33,048	38,068
5.00% due 03/01/2034	25,654	29,538
5.00% due 05/01/2034	9,602	11,056
5.00% due 08/01/2034	10,063	11,597
5.00% due 09/01/2034	28,977	33,370
5.00% due 06/01/2035	43,332	49,920
5.00% due 07/01/2035	96,950	111,680
5.00% due 08/01/2035	20,768	23,962
5.00% due 09/01/2035	15,923	18,378
5.00% due 10/01/2035	75,086	86,500
5.00% due 10/01/2039	24,037	27,718
5.00% due 11/01/2039	47,706	54,999
5.00% due 11/01/2040	31,484	35,915
5.00% due 01/01/2041	3,665	4,026
5.00% due 03/01/2041	19,593	22,623
5.50% due 01/01/2021	283	283
5.50% due 03/01/2021	322	323
5.50% due 05/01/2022	2,317	2,371
5.50% due 02/01/2033	16,091	18,292
5.50% due 06/01/2033	41,149	48,391
5.50% due 07/01/2033	129,160	151,969
5.50% due 11/01/2033	43,358	51,056
5.50% due 12/01/2033	6,982	7,758
5.50% due 01/01/2034	37,085	42,204
5.50% due 02/01/2034	59,876	69,844
5.50% due 03/01/2034	12,869	14,682
5.50% due 04/01/2034	19,647	21,885
5.50% due 05/01/2034	89,144	104,114
5.50% due 06/01/2034	10,565	12,216
5.50% due 07/01/2034	91,447	105,985
5.50% due 09/01/2034	107,640	121,593
5.50% due 10/01/2034	169,667	196,838
5.50% due 11/01/2034	179,177	208,501
5.50% due 12/01/2034	69,767	82,084
5.50% due 01/01/2035	144,241	169,773
5.50% due 04/01/2035	22,234	26,110
5.50% due 09/01/2035	88,148	103,359
5.50% due 06/01/2036	38,575	42,841
5.50% due 03/01/2037	16,094	18,368
6.00% due 01/01/2021	195	196
6.00% due 05/01/2021	621	627
6.00% due 07/01/2021	1,755	1,773
6.00% due 04/01/2034	41,121	48,330
6.00% due 05/01/2034	31,315	34,876
6.00% due 06/01/2034	148,337	172,388
6.00% due 07/01/2034	54,098	63,150
6.00% due 08/01/2034	26,978	30,504
6.00% due 10/01/2034	68,165	79,771
6.00% due 11/01/2034	13,105	14,838
6.00% due 12/01/2034	3,820	4,257
6.00% due 08/01/2035	8,240	9,235
6.00% due 09/01/2035	24,611	28,593
6.00% due 10/01/2035	23,138	26,479
6.00% due 11/01/2035	4,879	5,443
6.00% due 12/01/2035	57,660	67,132
6.00% due 02/01/2036	50,305	56,231
6.00% due 03/01/2036	5,735	6,521
6.00% due 04/01/2036	14,418	16,807
6.00% due 06/01/2036	4,300	5,081
6.00% due 12/01/2036	12,693	14,692
6.00% due 07/01/2037	19,589	22,682
6.50% due 06/01/2031	15,084	17,093
6.50% due 09/01/2031	13,287	15,189
6.50% due 07/01/2032	41,170	48,129
6.50% due 08/01/2032	26,453	29,999
6.50% due 01/01/2033	22,910	26,495
6.50% due 04/01/2034	5,724	6,894
6.50% due 06/01/2034	6,179	7,184
6.50% due 08/01/2034	20,375	22,737
6.50% due 05/01/2036	18,928	22,327
6.50% due 01/01/2037	6,944	7,750
6.50% due 02/01/2037	38,110	44,484
6.50% due 05/01/2037	17,314	20,131
6.50% due 07/01/2037	19,545	22,664
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(5)	30,365	30,718
Series 2015-61, Class PA 2.00% due 05/25/2044(5)	61,176	62,747
Series 2016-19, Class AD 2.00% due 04/25/2046(5)	63,383	65,569
Series 2013-1, Class YI 3.00% due 02/25/2033(4)(5)	79,266	8,687
Series 2010-43, Class AH 3.25% due 05/25/2040(5)	39,783	42,962
Series 2014-7, Class VA 3.50% due 05/25/2025(5)	111,108	114,402
Series 2010-113, Class GB 4.00% due 10/25/2040(5)	44,232	49,283
Series 2016-40, Class IQ 4.00% due 07/25/2046(4)(5)	85,807	16,055
Series 2005-18, Class EC 5.00% due 03/25/2025(5)	15,811	16,726
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.58% due 12/25/2026(2)(3)	316,000	341,269

		20,785,523

Government National Mtg. Assoc. — 2.9%
2.00% due November 30 TBA	435,500	452,393
2.00% due December 30 TBA	464,500	481,483
2.50% due 10/20/2050	950,000	995,942
2.50% due 11/20/2050	525,000	550,582
2.50% due November 30 TBA	750,000	785,566
2.50% due December 30 TBA	850,000	888,250
3.00% due 04/20/2045	133,518	141,840
3.00% due 04/20/2046	65,136	68,742

3.00% due 08/20/2046	68,083	71,858
3.00% due 09/20/2046	165,993	175,826
3.00% due 11/20/2047	827,154	873,421
3.00% due 01/20/2048	1,274,776	1,345,377
3.00% due 08/20/2050	273,626	287,962
3.00% due 09/20/2050	273,970	286,964
3.00% due November 30 TBA	250,000	260,939
3.00% due December 30 TBA	100,000	104,360
3.50% due 12/15/2041	168,776	190,576
3.50% due 02/15/2042	40,607	44,345
3.50% due 06/20/2043	256,678	278,370
3.50% due 07/20/2043	330,054	357,965
3.50% due 11/20/2047	273,098	291,050
3.50% due 03/20/2048	875,680	929,755
3.50% due November 30 TBA	1,325,000	1,396,659
4.00% due 01/20/2041	296,277	328,979
4.00% due 02/20/2041	73,190	81,228
4.00% due 04/20/2041	57,168	63,462
4.00% due 02/20/2042	78,529	87,049
4.00% due November 30 TBA	475,000	505,300
4.00% due December 30 TBA	200,000	212,883
4.50% due 07/20/2033	4,195	4,655
4.50% due 09/20/2033	36,766	40,965
4.50% due 12/20/2034	11,456	12,715
4.50% due 11/15/2039	72,281	79,856
4.50% due 03/15/2040	105,987	121,043
4.50% due 04/15/2040	106,325	118,351
4.50% due 06/15/2040	37,616	42,233
4.50% due 01/20/2041	72,042	81,232
4.50% due 07/20/2049	270,407	290,735
5.00% due 07/20/2033	7,989	9,078
5.00% due 06/15/2034	38,079	43,875
5.00% due 10/15/2034	16,581	19,105
5.50% due 11/15/2032	37,592	41,550
5.50% due 05/15/2033	153,995	179,072
5.50% due 12/15/2033	42,613	49,930
5.50% due 10/15/2035	1,003	1,126
6.00% due 09/15/2032	47,624	57,340
6.00% due 04/15/2033	63,435	76,639
6.00% due 02/15/2034	85,926	100,418
6.00% due 07/15/2034	23,686	28,591
6.00% due 09/15/2034	12,808	14,280
6.00% due 01/20/2035	11,580	13,324
6.00% due 02/20/2035	15,138	17,411
6.00% due 04/20/2035	10,085	11,606
6.00% due 01/15/2038	50,094	60,462
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(5)	50,000	55,389
Series 2012-12, Class KN 4.50% due 09/20/2041(5)	34,820	38,260
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.62% due 02/16/2059(2)(3)(4)	1,024,383	49,915

		14,198,282

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	4,128	4,277
Series 2004-20D, Class 1 4.77% due 04/01/2024	14,187	14,862
Series 2005-20C, Class 1 4.95% due 03/01/2025	44,907	47,225
Series 2004-20I, Class 1 4.99% due 09/01/2024	24,551	25,791
Series 2004-20E, Class 1 5.18% due 05/01/2024	24,913	26,191
Series 2004-20F, Class 1 5.52% due 06/01/2024	29,068	30,682

		149,028

Uniform Mtg. Backed Securities — 2.2%
1.50% due November 15 TBA	275,000	280,774
1.50% due December 15 TBA	100,000	101,990
1.50% due January 30 TBA	125,000	125,298
2.00% due November 30 TBA	775,000	799,370
2.00% due December 15 TBA	925,000	958,296
2.00% due December 30 TBA	1,400,000	1,440,906
2.00% due January 30 TBA	175,000	179,751
2.50% due January 30 TBA	75,000	77,939
2.50% due November15 TBA	1,075,000	1,117,181
2.50% due November 30 TBA	160,000	166,731
2.50% due December 15 TBA	525,000	545,703
2.50% due December 30 TBA	1,200,000	1,248,563
3.00% due November 15 TBA	300,000	314,092
3.00% due November 30 TBA	1,500,000	1,567,745
3.00% due December 15 TBA	125,000	127,949
3.00% due December 30 TBA	725,000	757,842
3.50% due November 30 TBA	525,000	554,398
4.00 % due November 30 TBA	225,000	240,337

		10,604,865

Total U.S. Government Agencies (cost $59,985,565)		62,582,349

U.S. GOVERNMENT TREASURIES — 5.9%
United States Treasury Bonds — 2.7%
2.38% due 11/15/2049	3,000,000	3,532,734
2.50% due 02/15/2045	4,616,000	5,520,989
2.88% due 05/15/2043	895,000	1,136,895
3.00% due 02/15/2048	798,500	1,051,150
3.50% due 02/15/2039	369,000	504,910
4.50% due 08/15/2039	731,400	1,127,642

		12,874,320

United States Treasury Notes — 3.2%
1.38% due 01/31/2022	5,400,000	5,482,687
1.38% due 01/31/2025	2,500,000	2,612,012
1.75% due 11/30/2021	7,278,000	7,403,659

		15,498,358

Total U.S. Government Treasuries (cost $26,295,019)		28,372,678

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	291,451
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	679,580
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	1,106,109

Total Municipal Bonds & Notes (cost $1,681,809)		2,077,140

Total Long-Term Investment Securities (cost $411,546,865)		480,125,008

SHORT-TERM INVESTMENT SECURITIES — 1.7%
U.S. Government Agencies — 1.7%
Federal Home Loan Bank Disc. Notes 0.01% due 11/02/2020 (cost $8,276,998)	8,277,000	8,277,000

TOTAL INVESTMENTS (cost $419,823,863)	100.6%	488,402,008
Liabilities in excess of other assets	(0.6)	(2,701,629)

NET ASSETS	100.0%	$485,700,379

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $30,551,439 representing 6.3% of net assets.

(1)	Collateralized Loan Obligation
(2)	Commercial Mortgage Backed Security
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Collateralized Mortgage Obligation

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$267,569,370	$11,886,679	**	$—	$279,456,049
Convertible Preferred Securities	5,066,551	—		—	5,066,551
Preferred Securities/Capital Securities	—	549,015		—	549,015
Asset Backed Securities	—	23,435,949		—	23,435,949
U.S. Corporate Bonds & Notes	—	67,892,344		—	67,892,344
Foreign Corporate Bonds & Notes	—	10,692,933		—	10,692,933
U.S. Government Agencies	—	62,582,349		—	62,582,349
U.S. Government Treasuries	—	28,372,678		—	28,372,678
Municipal Bonds & Notes	—	2,077,140		—	2,077,140
Short-Term Investment Securities	—	8,277,000		—	8,277,000

Total Investments at Value	$272,635,921	$215,766,087		$—	$488,402,008

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 92.6%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.	13,721	$459,379

Airlines — 0.2%
JetBlue Airways Corp.†	44,762	535,801

Apparel Manufacturers — 0.8%
Carter’s, Inc	7,170	583,997
Columbia Sportswear Co.	5,000	372,950
Deckers Outdoor Corp.†	4,604	1,166,515
Urban Outfitters, Inc.†	11,246	251,236

		2,374,698

Applications Software — 0.8%
CDK Global, Inc.	19,970	860,707
PTC, Inc.†	17,171	1,440,303

		2,301,010

Auto/Truck Parts & Equipment-Original — 1.3%
Adient PLC†	15,426	327,340
Dana, Inc.	23,740	332,122
Fox Factory Holding Corp.†	6,809	572,501
Gentex Corp.	40,384	1,117,425
Lear Corp.	8,963	1,082,820
Visteon Corp.†	4,572	409,880

		3,842,088

Banks-Commercial — 5.4%
Associated Banc-Corp	25,252	345,700
BancorpSouth Bank	15,842	370,861
Bank of Hawaii Corp.	6,580	399,011
Bank OZK	19,863	492,205
Cathay General Bancorp	12,297	289,348
CIT Group, Inc.	16,176	476,383
Commerce Bancshares, Inc.	16,493	1,026,689
Cullen/Frost Bankers, Inc.	9,169	644,306
East West Bancorp, Inc.	23,248	848,087
First Financial Bankshares, Inc.	23,338	695,706
First Horizon National Corp.	90,908	946,352
FNB Corp.	53,106	401,481
Fulton Financial Corp.	26,630	292,664
Glacier Bancorp, Inc.	15,677	561,236
Hancock Whitney Corp.	14,189	324,502
Home BancShares, Inc.	24,973	414,552
International Bancshares Corp.	9,148	253,217
PacWest Bancorp	19,183	369,081
Pinnacle Financial Partners, Inc.	12,462	570,635
Prosperity Bancshares, Inc.	15,225	839,050
Signature Bank	8,801	710,593
Synovus Financial Corp.	24,205	629,330
TCF Financial Corp.	25,014	680,631
Texas Capital Bancshares, Inc.†	8,289	373,005
Trustmark Corp.	10,421	243,747
UMB Financial Corp.	7,102	432,299
Umpqua Holdings Corp.	36,185	454,484
United Bankshares, Inc.	21,320	559,223
Valley National Bancorp	66,348	506,899
Webster Financial Corp.	14,819	477,320
Wintrust Financial Corp.	9,464	465,913

		16,094,510

Batteries/Battery Systems — 0.3%
Energizer Holdings, Inc.	9,569	376,540
EnerSys	6,979	499,697

		876,237

Brewery — 0.5%
Boston Beer Co., Inc., Class A†	1,497	1,555,652

Building & Construction Products-Misc. — 1.4%
Builders FirstSource, Inc.†	19,179	581,124
Louisiana-Pacific Corp.	18,453	527,387
Owens Corning	17,748	1,161,961
Simpson Manufacturing Co., Inc.	7,143	633,727
Trex Co., Inc.†	19,020	1,322,651

		4,226,850

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,022	615,210
TopBuild Corp.†	5,436	832,850

		1,448,060

Building Products-Air & Heating — 0.5%
Lennox International, Inc.	5,720	1,553,895

Building Products-Cement — 0.5%
Eagle Materials, Inc.	6,861	584,900
MDU Resources Group, Inc.	32,948	782,845

		1,367,745

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	46
Dycom Industries, Inc.†	5,231	339,701
MasTec, Inc.†	9,218	457,582

		797,329

Building-Mobile Home/Manufactured Housing — 0.3%
Thor Industries, Inc.	9,070	767,141

Building-Residential/Commercial — 0.7%
KB Home	14,469	466,625
Taylor Morrison Home Corp.†	21,310	460,296
Toll Brothers, Inc.	18,867	797,697
TRI Pointe Group, Inc.†	21,414	351,832

		2,076,450

Cable/Satellite TV — 0.5%
Cable One, Inc.	890	1,541,355

Casino Hotels — 0.1%
Boyd Gaming Corp.	13,177	417,974

Casino Services — 0.6%
Caesars Entertainment, Inc.†	32,768	1,468,662
Scientific Games Corp.†	9,181	292,690

		1,761,352

Chemicals-Diversified — 0.1%
Olin Corp.	23,344	386,343

Chemicals-Specialty — 1.2%
Ashland Global Holdings, Inc.	8,942	623,883
Cabot Corp.	9,277	352,619
Chemours Co.	26,986	543,498
Ingevity Corp.†	6,782	372,196
Minerals Technologies, Inc.	5,606	306,592
NewMarket Corp.	1,203	430,301
Sensient Technologies Corp.	6,960	455,393
Valvoline, Inc.	30,403	598,027

		3,682,509

Coatings/Paint — 0.6%
RPM International, Inc.	21,356	1,808,213

Commercial Services — 0.7%
CoreLogic, Inc.	13,056	1,004,398
John Wiley & Sons, Inc., Class A	7,170	221,983
LiveRamp Holdings, Inc.†	10,824	715,358
WW International, Inc.†	7,711	163,165

		2,104,904

Commercial Services-Finance — 0.6%
H&R Block, Inc.	31,695	547,055
Sabre Corp.	51,200	333,824
WEX, Inc.†	7,245	916,855

		1,797,734

Computer Data Security — 0.2%
Qualys, Inc.†	5,546	487,216

Computer Services — 0.9%
CACI International, Inc., Class A†	4,124	859,978
MAXIMUS, Inc.	10,074	680,801
Perspecta, Inc.	22,452	402,564
Science Applications International Corp.	9,557	729,868

		2,673,211

Computer Software — 0.3%
J2 Global, Inc.†	7,353	499,121
Teradata Corp.†	17,910	329,007

		828,128

Computers-Integrated Systems — 0.2%
NCR Corp.†	21,097	428,691
NetScout Systems, Inc.†	11,905	244,291

		672,982

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	12,356	1,021,718

Consulting Services — 0.2%
FTI Consulting, Inc.†	6,013	592,040

Consumer Products-Misc. — 0.3%
Helen of Troy, Ltd.†	4,161	788,926

Containers-Metal/Glass — 0.3%
Greif, Inc., Class A	4,345	176,364
O-I Glass, Inc.	25,789	243,190
Silgan Holdings, Inc.	12,936	445,645

		865,199

Containers-Paper/Plastic — 0.3%
Sonoco Products Co.	16,493	806,343

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A	46,513	134,888
Edgewell Personal Care Co.†	8,931	234,171

		369,059

Data Processing/Management — 0.7%
CommVault Systems, Inc.†	7,623	301,795
Fair Isaac Corp.†	4,765	1,865,259

		2,167,054

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	14,249	354,444

Diagnostic Equipment — 0.4%
Repligen Corp.†	8,023	1,336,391

Diagnostic Kits — 0.6%
Quidel Corp.†	6,272	1,682,715

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,200	568,928

Distribution/Wholesale — 1.2%
Avient Corp.	15,024	466,796
IAA, Inc.†	22,009	1,245,489
KAR Auction Services, Inc.	21,233	309,152
Univar Solutions, Inc.†	27,779	460,854
Watsco, Inc.	5,393	1,208,787

		3,691,078

Diversified Manufacturing Operations — 0.8%
Carlisle Cos., Inc.	8,968	1,110,866
ITT, Inc.	14,196	859,000
Trinity Industries, Inc.	14,623	275,497

		2,245,363

E-Commerce/Services — 0.5%
GrubHub, Inc.†	15,162	1,121,381
TripAdvisor, Inc.	15,790	301,747

		1,423,128

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	4,000	791,760

Electric-Integrated — 1.5%
ALLETE, Inc.	8,525	439,720
Black Hills Corp.	10,310	584,165
Hawaiian Electric Industries, Inc.	17,940	592,738
IDACORP, Inc.	8,291	727,369
NorthWestern Corp.	8,310	433,200
OGE Energy Corp.	32,890	1,012,025
PNM Resources, Inc.	13,088	654,400

		4,443,617

Electronic Components-Misc. — 1.0%
Hubbell, Inc.	8,910	1,296,494
Jabil, Inc.	22,267	737,928
nVent Electric PLC	27,921	503,974
Vishay Intertechnology, Inc.	21,781	353,288

		2,891,684

Electronic Components-Semiconductors — 1.7%
Cree, Inc.†	18,022	1,146,199
Monolithic Power Systems, Inc.	6,937	2,217,065
Semtech Corp.†	10,707	587,708
Silicon Laboratories, Inc.†	7,196	737,302
Synaptics, Inc.†	5,624	431,192

		5,119,466

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	21,596	675,523
Trimble, Inc.†	41,113	1,978,769

		2,654,292

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	12,755	993,487
Avnet, Inc.	16,230	400,394

SYNNEX Corp.	6,769	891,071

2,284,952

Electronics-Military — 0.2%
Mercury Systems, Inc.†	9,202	633,834

Energy-Alternate Sources — 2.2%
Enphase Energy, Inc.†	20,704	2,030,855
First Solar, Inc.†	13,929	1,212,450
SolarEdge Technologies, Inc.†	8,235	2,122,077
Sunrun, Inc.†	25,432	1,322,973

		6,688,355

Engineering/R&D Services — 0.6%
AECOM†	26,354	1,181,713
Fluor Corp.	20,498	232,652
KBR, Inc.	23,391	521,386

		1,935,751

Enterprise Software/Service — 1.4%
ACI Worldwide, Inc.†	19,124	557,847
Blackbaud, Inc.	8,146	401,924
Ceridian HCM Holding, Inc.†	21,330	1,839,073
Manhattan Associates, Inc.†	10,437	892,363
SailPoint Technologies Holding, Inc.†	14,900	618,499

		4,309,706

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	8,854	893,457

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	20,724	984,390

Finance-Consumer Loans — 0.4%
LendingTree, Inc.†	1,293	418,402
Navient Corp.	31,864	255,231
SLM Corp.	61,655	566,609

		1,240,242

Finance-Credit Card — 0.1%
Alliance Data Systems Corp.	7,840	404,074

Finance-Investment Banker/Broker — 0.6%
Evercore, Inc., Class A	6,670	530,532
Interactive Brokers Group, Inc., Class A	12,989	617,887
Jefferies Financial Group, Inc.	35,485	692,312

		1,840,731

Finance-Leasing Companies — 0.2%
Aaron’s Holdings Co., Inc.	11,032	576,532

Finance-Other Services — 0.3%
SEI Investments Co.	19,980	982,017

Firearms & Ammunition — 0.3%
Axon Enterprise, Inc.†	10,430	1,031,527

Food-Baking — 0.3%
Flowers Foods, Inc.	32,335	762,459

Food-Catering — 0.1%
Healthcare Services Group, Inc.	12,228	279,777

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	2,868	85,696

Food-Misc./Diversified — 1.0%
Hain Celestial Group, Inc.†	13,728	422,136
Ingredion, Inc.	11,007	780,286
Lancaster Colony Corp.	3,211	533,476
Post Holdings, Inc.†	10,346	888,721
TreeHouse Foods, Inc.†	9,284	360,591

		2,985,210

Food-Retail — 0.3%
Grocery Outlet Holding Corp.†	13,696	602,898
Sprouts Farmers Market, Inc.†	19,379	369,170

		972,068

Footwear & Related Apparel — 0.2%
Skechers U.S.A., Inc., Class A†	22,396	710,177

Funeral Services & Related Items — 0.4%
Service Corp. International	28,955	1,340,906

Garden Products — 0.8%
Scotts Miracle-Gro Co.	6,689	1,003,684
Toro Co.	17,630	1,447,423

		2,451,107

Gas-Distribution — 1.3%
National Fuel Gas Co.	14,945	597,202
New Jersey Resources Corp.	15,762	459,935
ONE Gas, Inc.	8,695	600,303
Southwest Gas Holdings, Inc.	9,187	603,770
Spire, Inc.	8,459	474,042
UGI Corp.	34,229	1,106,966

		3,842,218

Gold Mining — 0.4%
Royal Gold, Inc.	10,777	1,280,415

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	8,411	445,531
Stericycle, Inc.†	15,032	936,493

		1,382,024

Health Care Cost Containment — 0.2%
HealthEquity, Inc.†	12,601	648,825

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†	7,880	701,320

Hotels/Motels — 0.5%
Choice Hotels International, Inc.	4,730	413,165
Wyndham Destinations, Inc.	14,008	457,081
Wyndham Hotels & Resorts, Inc.	15,307	711,929

		1,582,175

Human Resources — 0.9%
ASGN, Inc.†	8,626	575,182
Insperity, Inc.	5,929	454,043
ManpowerGroup, Inc.	9,542	647,616
Paylocity Holding Corp.†	6,101	1,131,857

		2,808,698

Industrial Automated/Robotic — 0.6%
Cognex Corp.	28,433	1,873,735

Instruments-Controls — 0.3%
Woodward, Inc.	9,533	758,350

Insurance Brokers — 0.6%
Brown & Brown, Inc.	38,569	1,678,137

Insurance-Life/Health — 0.5%
Brighthouse Financial, Inc.†	15,285	505,933
CNO Financial Group, Inc.	23,286	413,327
Primerica, Inc.	6,494	715,899

		1,635,159

Insurance-Multi-line — 0.6%
American Financial Group, Inc.	11,784	883,093
Genworth Financial, Inc., Class A†	83,143	326,752
Kemper Corp.	10,090	622,149

		1,831,994

Insurance-Property/Casualty — 1.6%
Alleghany Corp.	2,352	1,286,379
First American Financial Corp.	18,324	817,067
Hanover Insurance Group, Inc.	6,198	592,901
Mercury General Corp.	4,366	177,740
Old Republic International Corp.	46,459	756,352
RLI Corp.	6,500	563,550
Selective Insurance Group, Inc.	9,828	511,646

		4,705,635

Insurance-Reinsurance — 1.1%
Essent Group, Ltd.	18,472	736,109
Reinsurance Group of America, Inc.	11,163	1,127,686
RenaissanceRe Holdings, Ltd.	8,415	1,360,874

		3,224,669

Internet Content-Information/News — 0.1%
Yelp, Inc.†	11,295	222,173

Investment Management/Advisor Services — 1.1%
Affiliated Managers Group, Inc.	7,649	576,505
Eaton Vance Corp.	18,760	1,121,661
Federated Hermes, Inc.	15,639	373,772
Janus Henderson Group PLC	24,771	601,935
Stifel Financial Corp.	11,265	658,552

		3,332,425

Lasers-System/Components — 0.4%
Coherent, Inc.†	3,986	498,808
II-VI, Inc.†	17,034	774,536

		1,273,344

Lighting Products & Systems — 0.7%
Acuity Brands, Inc.	6,513	580,569
Universal Display Corp.	7,042	1,396,499

		1,977,068

Machine Tools & Related Products — 0.6%
Colfax Corp.†	16,535	449,587
Kennametal, Inc.	13,626	422,406
Lincoln Electric Holdings, Inc.	9,755	993,254

		1,865,247

Machinery-Construction & Mining — 0.3%
Oshkosh Corp.	11,191	753,826
Terex Corp.	11,387	281,145

		1,034,971

Machinery-Electrical — 0.2%
Regal Beloit Corp.	6,668	657,798

Machinery-Farming — 0.3%
AGCO Corp.	10,091	777,310

Machinery-General Industrial — 1.0%
Crane Co.	8,104	411,278
Middleby Corp.†	9,139	909,696
Nordson Corp.	8,868	1,715,337

		3,036,311

Machinery-Pumps — 0.8%
Curtiss-Wright Corp.	6,832	576,347
Graco, Inc.	27,392	1,695,565

		2,271,912

Medical Instruments — 0.9%
Bio-Techne Corp.	6,334	1,598,765
Cantel Medical Corp.	6,164	294,886
Integra LifeSciences Holdings Corp.†	11,631	512,927
NuVasive, Inc.†	8,421	374,145

		2,780,723

Medical Labs & Testing Services — 1.1%
Charles River Laboratories International, Inc.†	8,163	1,858,715
MEDNAX, Inc.†	14,042	179,036
Medpace Holdings, Inc.†	4,480	497,011
Syneos Health, Inc.†	11,480	609,358

		3,144,120

Medical Products — 2.2%
Avanos Medical, Inc.†	7,859	277,816
Globus Medical, Inc., Class A†	12,377	645,089
Haemonetics Corp.†	8,330	842,080
Hill-Rom Holdings, Inc.	10,944	996,670
LivaNova PLC†	7,996	402,519
Masimo Corp.†	8,306	1,859,049
Penumbra, Inc.†	5,517	1,440,102

		6,463,325

Medical-Biomedical/Gene — 1.4%
Arrowhead Pharmaceuticals, Inc.†	16,808	963,099
Emergent BioSolutions, Inc.†	7,392	665,058
Exelixis, Inc.†	50,771	1,039,790
Ligand Pharmaceuticals, Inc.†	2,642	217,833
Nektar Therapeutics†	29,395	465,617
United Therapeutics Corp.†	7,297	979,476

		4,330,873

Medical-Drugs — 0.9%
Jazz Pharmaceuticals PLC†	9,112	1,313,039
PRA Health Sciences, Inc.†	10,509	1,023,997
Prestige Consumer Healthcare, Inc.†	8,247	272,399

		2,609,435

Medical-HMO — 0.6%
Molina Healthcare, Inc.†	9,744	1,816,964

Medical-Hospitals — 0.3%
Acadia Healthcare Co., Inc.†	14,618	521,132
Tenet Healthcare Corp.†	17,316	424,934

		946,066

Medical-Outpatient/Home Medical — 1.3%
Amedisys, Inc.†	5,335	1,381,765
Chemed Corp.	2,616	1,251,285
LHC Group, Inc.†	5,191	1,124,111

		3,757,161

Metal Processors & Fabrication — 0.2%
Timken Co.	11,105	662,969

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,926	291,618

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	10,594	1,208,669

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	25,179	827,886

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	8,443	416,662

Multimedia — 0.6%
FactSet Research Systems, Inc.	6,243	1,913,479

Office Furnishings-Original — 0.2%
Herman Miller, Inc.	9,673	294,736
HNI Corp.	7,012	228,241

		522,977

Oil Companies-Exploration & Production — 0.6%
Cimarex Energy Co.	16,768	425,404
CNX Resources Corp.†	36,900	357,930
EQT Corp.	45,284	685,600
WPX Energy, Inc.†	66,367	305,952

		1,774,886

Oil Companies-Integrated — 0.1%
Murphy Oil Corp.	23,724	183,149

Oil Refining & Marketing — 0.2%
Murphy USA, Inc.†	4,459	545,291

Oil-Field Services — 0.1%
ChampionX Corp.†	30,532	266,544

Paper & Related Products — 0.1%
Domtar Corp.	9,069	216,568

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	26,612	1,144,316

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	16,340	1,001,805

Pipelines — 0.3%
Antero Midstream Corp.	46,986	269,230
Equitrans Midstream Corp.	66,796	484,939

		754,169

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,019	134,238
Sanderson Farms, Inc.	3,252	416,159

		550,397

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	10,317	2,168,118

Publishing-Newspapers — 0.5%
New York Times Co., Class A	23,723	940,854
TEGNA, Inc.	35,977	432,803

		1,373,657

Quarrying — 0.1%
Compass Minerals International, Inc.	5,577	336,739

Racetracks — 0.7%
Churchill Downs, Inc.	5,831	869,694
Penn National Gaming, Inc.†	23,668	1,277,598

		2,147,292

Real Estate Investment Trusts — 7.9%
American Campus Communities, Inc.	22,614	847,121
Brixmor Property Group, Inc.	48,715	533,916
Camden Property Trust	16,003	1,476,117
CoreSite Realty Corp.	6,989	834,207
Corporate Office Properties Trust	18,433	413,452
Cousins Properties, Inc.	24,411	621,992
CyrusOne, Inc.	19,203	1,364,373
Douglas Emmett, Inc.	27,087	639,253
EastGroup Properties, Inc.	6,463	860,096
EPR Properties	12,260	292,278
First Industrial Realty Trust, Inc.	20,902	832,109
GEO Group, Inc.	19,936	176,633
Healthcare Realty Trust, Inc.	22,354	621,441
Highwoods Properties, Inc.	17,071	508,204
Hudson Pacific Properties, Inc.	25,198	485,314
JBG SMITH Properties	18,466	431,181
Kilroy Realty Corp.	17,222	810,812
Lamar Advertising Co., Class A	14,195	879,522
Life Storage, Inc.	7,709	879,982
Macerich Co.	18,419	128,196
Medical Properties Trust, Inc.	86,892	1,548,416
National Retail Properties, Inc.	28,514	912,733
Omega Healthcare Investors, Inc.	37,294	1,074,440
Park Hotels & Resorts, Inc.	38,712	384,410
Pebblebrook Hotel Trust	21,502	257,594
Physicians Realty Trust	34,200	576,612
PotlatchDeltic Corp.	10,988	456,551
PS Business Parks, Inc.	3,296	375,843
Rayonier, Inc.	22,430	569,273
Rexford Industrial Realty, Inc.	20,340	944,997
Sabra Health Care REIT, Inc.	33,776	444,492
Service Properties Trust	27,045	194,995
Spirit Realty Capital, Inc.	16,931	508,777
STORE Capital Corp.	37,479	963,210
Taubman Centers, Inc.	10,140	338,879
Urban Edge Properties	18,025	169,435
Weingarten Realty Investors	19,786	313,806

		23,670,662

Real Estate Management/Services — 0.3%
Jones Lang LaSalle, Inc.	8,508	960,213

Recreational Vehicles — 0.6%
Brunswick Corp.	13,007	828,676
Polaris, Inc.	9,474	860,808

		1,689,484

Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	8,471	285,219

Resorts/Theme Parks — 0.3%
Marriott Vacations Worldwide Corp.	6,746	651,663
Six Flags Entertainment Corp.	12,395	267,980

		919,643

Retail-Apparel/Shoe — 0.3%
American Eagle Outfitters, Inc.	24,474	335,538
Foot Locker, Inc.	17,127	631,644

		967,182

Retail-Automobile — 0.5%
AutoNation, Inc.†	9,601	544,665
Lithia Motors, Inc., Class A	4,210	966,489

		1,511,154

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	7,480	521,057

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,064	1,022,208

Retail-Discount — 0.6%
BJ’s Wholesale Club Holdings, Inc.†	22,665	867,843
Ollie’s Bargain Outlet Holdings, Inc.†	9,345	813,856

		1,681,699

Retail-Home Furnishings — 0.7%
RH†	2,536	850,143
Williams-Sonoma, Inc.	12,783	1,165,938

		2,016,081

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	17,817	215,586

Retail-Misc./Diversified — 0.4%
Five Below, Inc.†	9,175	1,223,394

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	6,809	354,340

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	10,432	219,594

Retail-Regional Department Stores — 0.2%
Kohl’s Corp.	25,924	551,922

Retail-Restaurants — 1.5%
Cracker Barrel Old Country Store, Inc.	3,893	443,101
Dunkin’ Brands Group, Inc.	13,518	1,347,880
Jack in the Box, Inc.	3,726	298,303
Papa John’s International, Inc.	5,392	413,027
Texas Roadhouse, Inc.	10,720	750,722
Wendy’s Co.	29,420	642,827
Wingstop, Inc.	4,863	565,713

		4,461,573

Retail-Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.	10,704	606,382

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	38,286	317,008

Savings & Loans/Thrifts — 0.4%
New York Community Bancorp, Inc.	76,225	633,430
Sterling Bancorp	31,955	427,558
Washington Federal, Inc.	12,439	264,826

		1,325,814

Schools — 0.5%
Adtalem Global Education, Inc.†	8,524	199,803
Graham Holdings Co., Class B	682	259,392
Grand Canyon Education, Inc.†	7,769	608,856
Strategic Education, Inc.	4,010	333,071

		1,401,122

Security Services — 0.1%
Brink’s Co.	8,301	355,532

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	9,595	660,808

Semiconductor Equipment — 0.6%
CMC Materials, Inc.	4,774	678,815
MKS Instruments, Inc.	9,058	981,797

		1,660,612

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,510	498,245

Steel-Producers — 1.0%
Commercial Metals Co.	19,564	403,996
Reliance Steel & Aluminum Co.	10,476	1,141,779
Steel Dynamics, Inc.	32,837	1,033,709
United States Steel Corp.	36,210	349,789

		2,929,273

Telecom Equipment-Fiber Optics — 0.3%
Ciena Corp.†	25,245	994,401

Telephone-Integrated — 0.1%
Telephone & Data Systems, Inc.	16,356	278,052

Television — 0.1%
AMC Networks, Inc., Class A†	4,871	103,509
World Wrestling Entertainment, Inc., Class A	7,671	278,917

		382,426

Theaters — 0.0%
Cinemark Holdings, Inc.	17,595	144,103

Tools-Hand Held — 0.3%
MSA Safety, Inc.	5,942	783,869

Toys — 0.3%
Mattel, Inc.†	56,999	784,876

Transport-Equipment & Leasing — 0.1%
GATX Corp.	5,751	392,678

Transport-Marine — 0.1%
Kirby Corp.†	9,865	379,704

Transport-Services — 0.1%
Ryder System, Inc.	8,843	435,606

Transport-Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.	20,695	786,203
Landstar System, Inc.	6,306	786,358
Werner Enterprises, Inc.	9,537	362,597
XPO Logistics, Inc.†	15,006	1,350,540

		3,285,698

Veterinary Diagnostics — 0.2%
Neogen Corp.†	8,714	607,714

Water — 0.5%
Essential Utilities, Inc.	36,656	1,510,227

Wire & Cable Products — 0.1%
Belden, Inc.	7,315	225,887

Wireless Equipment — 0.2%
InterDigital, Inc.	5,062	283,371
ViaSat, Inc.†	10,537	357,204

		640,575

Total Common Stocks (cost $280,248,147)		277,074,333

EXCHANGE-TRADED FUNDS — 2.0%
SPDR S&P MidCap 400 ETF Trust (cost $5,947,483)	17,400	6,025,098

Total Long-Term Investment Securities (cost $286,195,630)		283,099,431

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Treasuries — 0.8%
United States Treasury Bills 0.08% due 02/25/2021(1)	$200,000	199,935
0.14% due 04/22/2021(1)	500,000	499,758
0.15% due 06/17/2021(1)	920,000	919,405
0.17% due 05/20/2021(1)	765,000	764,567
Total Short-Term Investment Securities (cost $2,382,989)		2,383,665

REPURCHASE AGREEMENTS — 4.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be purchased 11/02/2020 in the amount $14,135,000 and collateralized by $14,466,800 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $14,417,755 (cost $14,135,000)	14,135,000	14,135,000

TOTAL INVESTMENTS (cost $302,713,619)	100.1%	299,618,096
Liabilities in excess of other assets	(0.1)	(285,188)

NET ASSETS	100.0%	$299,332,908

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange Trade Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
85	Long	S&P 500 E-Mini Index	December 2020	$15,951,744	$16,112,600	$160,856

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$277,074,333	$—	$—	$277,074,333
Exchanged-Traded Funds	6,025,098	—	—	6,025,098
Short-Term Investment Securities	—	2,383,665	—	2,383,665
Repurchase Agreements	—	14,135,000	—	14,135,000

Total Investments at Value	$283,099,431	$16,518,665	$—	$299,618,096

Other Financial Instruments:†
Futures Contracts	$160,856	$—	$—	$160,856

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 97.6%
Australia — 0.6%
Aristocrat Leisure, Ltd.	120,807	$2,447,349

Canada — 6.5%
Barrick Gold Corp.	435,048	11,631,322
Cameco Corp.	414,245	3,936,307
Constellation Software, Inc.	10,739	11,273,330

		26,840,959

Cayman Islands — 4.0%
Minth Group, Ltd.	876,000	3,618,195
Tencent Holdings, Ltd.	169,200	12,978,727

		16,596,922

Finland — 1.7%
Neste Oyj	134,370	7,018,528

France — 12.4%
AXA SA	443,263	7,160,931
L’Oreal SA	9,445	3,058,851
LVMH Moet Hennessy Louis Vuitton SE	16,054	7,537,032
Pernod Ricard SA	45,756	7,383,736
Safran SA†	80,364	8,540,066
Sanofi	145,056	13,112,962
Thales SA	68,589	4,472,458

		51,266,036

Germany — 15.0%
adidas AG†	8,903	2,645,445
Bayer AG	137,044	6,440,625
Deutsche Post AG	258,276	11,446,550
Fresenius SE & Co. KGaA	296,781	11,006,602
Henkel AG & Co. KGaA (Preference Shares)	172,128	16,798,682
Infineon Technologies AG	91,799	2,570,745
SAP SE	107,896	11,498,859

		62,407,508

Hong Kong — 2.8%
AIA Group, Ltd.	1,252,000	11,808,004

Italy — 1.6%
Moncler SpA†	168,029	6,728,047

Japan — 11.3%
FANUC Corp.	43,300	9,203,444
Hoya Corp.	60,600	6,861,250
Keyence Corp.	16,500	7,482,307
Kirin Holdings Co., Ltd.	358,600	6,475,122
Lion Corp.	353,700	7,213,681
Shiseido Co., Ltd.	50,900	3,150,932
Sumitomo Mitsui Financial Group, Inc.	234,400	6,491,901

		46,878,637

Jersey — 1.0%
Experian PLC	56,118	2,048,493
Man Group PLC	1,653,646	2,310,671

		4,359,164

Netherlands — 3.2%
Heineken NV	65,039	5,774,859
ING Groep NV†	124,778	856,145
Unilever NV	119,438	6,746,315

		13,377,319

Norway — 0.9%
Mowi ASA	227,832	3,600,171

Singapore — 1.1%
United Overseas Bank, Ltd.	314,700	4,374,433

South Korea — 3.3%
LG Household & Health Care, Ltd.	5,237	6,875,373
Samsung Electronics Co., Ltd.	134,625	6,750,951

		13,626,324

Spain — 0.5%
Bankinter SA	543,069	2,042,144

Sweden — 2.9%
Boliden AB	53,838	1,472,301
Epiroc AB, Class A	212,340	3,174,370
Hexagon AB, Class B†	98,949	7,226,198

		11,872,869

Switzerland — 5.6%
Alcon, Inc.†	31,755	1,800,963
Novartis AG	148,513	11,590,857
Roche Holding AG	30,209	9,697,562

		23,089,382

Taiwan — 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,370	8,082,552

United Kingdom — 21.3%
Anglo American PLC	150,412	3,532,001
Associated British Foods PLC	319,712	7,034,813
BHP Group PLC	248,228	4,817,582
British American Tobacco PLC	339,103	10,773,945
GlaxoSmithKline PLC	621,848	10,375,039
Imperial Brands PLC	408,817	6,485,221
Legal & General Group PLC	1,695,863	4,077,092
M&G PLC	1,036,267	1,970,154
Prudential PLC	771,793	9,426,308
Reckitt Benckiser Group PLC	210,779	18,572,704
RELX PLC (LSE)	262,839	5,202,411
RELX PLC (Euronext Amsterdam)	311,995	6,181,024

		88,448,294

TOTAL INVESTMENTS (cost $400,522,459)	97.6%	404,864,642
Other assets less liabilities	2.4	9,865,297

NET ASSETS	100.0%	$414,729,939

†	Non-income producing security

ADR — American Depositary Receipt

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

Industry Allocation*
Medical-Drugs	12.4%
Soap & Cleaning Preparation	8.5
Insurance-Life/Health	8.3
Cosmetics & Toiletries	6.5
Enterprise Software/Service	5.5
Tobacco	4.2
Industrial Automated/Robotic	4.0
Internet Content-Information/News	3.1
Brewery	3.0
Gold Mining	2.8
Transport-Services	2.8
Commercial Services	2.7
Dialysis Centers	2.7
Electronic Components-Semiconductors	2.2
Aerospace/Defense-Equipment	2.1
Semiconductor Components-Integrated Circuits	1.9
Textile-Apparel	1.8
Beverages-Wine/Spirits	1.8
Banks-Commercial	1.8
Machinery-General Industrial	1.7
Food-Misc./Diversified	1.7
Oil Refining & Marketing	1.7
Electronic Components-Misc.	1.6
Retail-Apparel/Shoe	1.6
Diversified Banking Institutions	1.6
Metal-Diversified	1.2
Diversified Minerals	1.1
Electronics-Military	1.1
Non-Ferrous Metals	1.0
Auto/Truck Parts & Equipment-Original	0.9
Fisheries	0.9
Machinery-Construction & Mining	0.8
Athletic Footwear	0.6
Casino Services	0.6
Investment Management/Advisor Services	0.5
Commercial Services-Finance	0.5
Medical Instruments	0.4

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$34,923,511	$369,941,131	**	$—	$404,864,642

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description		Principal Amount** /Shares	Value (Note 1)
ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
ALBA PLC FRS Series 2005-1, Class A3 0.26% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	449,867	$554,474
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.27% (1 ML+0.12%) due 10/25/2046(1)		$21,927	19,550
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(4)		823,365	825,923
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2019-FL1, Class A 1.30% (1 ML+1.15%) due 05/15/2037*		1,300,000	1,286,304
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.20% (1 ML+1.05%) due 04/15/2036*(2)		1,300,000	1,257,739
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(3)		1,048,651	1,135,135
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class A 1.20% (1 ML+1.05%) due 09/15/2036*(2)		432,508	428,629
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.11% (1 ML+0.96%) due 04/25/2035		184,704	184,532
ChaseFlex Trust FRS Series 2007-2, Class A1 0.43% (1 ML+0.28%) due 05/25/2037(1)		895,032	834,697
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(2)		2,400,000	2,580,658
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.31% (1 ML+0.16%) due 12/25/2036*		1,307,743	900,571
Citigroup Mtg. Loan Trust, Inc. VRS Series 2019-B, Class A1 3.26% due 04/25/2066*(1)(4)		390,405	394,572
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(2)(4)		1,100,000	1,211,024
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.36% (1 ML+0.21%) due 05/25/2036(1)		4,203,641	3,691,201
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		154,167	125,088
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		221,890	211,204
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		699,194	375,010
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.29% (1 ML+0.14%) due 06/25/2037		219,051	200,943
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.29% (1 ML+0.14%) due 07/25/2037		177,166	168,445
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.40% (1 ML+0.25%) due 06/25/2047		800,000	741,945
Credit Suisse Mtg. Capital Certs. Series 2019-RPL4, Class A1 3.50% due 08/26/2058*(1)		638,584	641,995
Crown Point CLO 5, Ltd. FRS Series 2018-5A, Class A 1.16% (3 ML+0.94%) due 07/17/2028*(5)		1,423,215	1,412,632
CSMC Trust Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)		400,000	399,994
CSMC Trust VRS Series 2019-RPL9, Class A1 3.05% due 10/27/2059*(1)(4)		573,877	576,852
CWABS Asset-Backed Certificates Trust FRS Series 2005-3, Class MV7 2.10% (1 ML+1.95%) due 08/25/2035		1,100,000	1,095,826
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(2)		2,400,000	2,563,349
Deutsche Alt-A Securities Mtg. Loan Trust FRS Series 2007-AR3, Class 2A2A 0.33% (1 ML+0.18%) due 06/25/2037(1)		560	581
Dryden Senior Loan Fund FRS Series 2012-25A, Class ARR 1.14% (3 ML+0.90%) due 10/15/2027*(5)		1,262,123	1,252,510
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.81% (1 ML+0.66%) due 07/25/2035		553,323	550,109
Eurosail PLC FRS Series 2006-4X, Class A3C 0.22% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	127,918	164,231
Eurosail PLC FRS Series 2007-3A, Class A3C 1.01% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	483,247	621,096
Eurosail PLC FRS Series 2007-3X, Class A3A 1.01% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	428,389	550,590
Eurosail PLC FRS Series 2007-3X, Class A3C 1.01% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	571,110	734,022

Flagship CLO VIII, Ltd. FRS Series 2014-8A, Class ARR 1.08% (3 ML+0.85%) due 01/16/2026*(5)		211,902	210,827
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*		2,100,000	2,121,979
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.21% (1 ML+1.07%) due 06/25/2035		800,000	788,449
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.26% (3 ML+1.05%) due 01/21/2028*(5)		851,854	846,043
Halcyon Loan Advisors Funding, Ltd. FRS Series 2014-3A, Class AR 1.32% (3 ML+1.10%) due 10/22/2025*(5)		207,119	206,573
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.34% (1 ML+0.19%) due 01/19/2038(1)		19,608	17,825
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.63% (1 ML + 0.48%) due 03/19/2036(1)		1,771,229	1,654,510
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 3.56% due 07/19/2035(1)(4)		142,125	119,227
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(2)		1,600,000	1,698,391
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.41% (1 ML+0.26%) due 06/25/2037		1,370,423	1,353,720
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		1,073,947	1,091,580
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.28% (1 ML+1.13%) due 05/15/2036*		1,300,000	1,284,107
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.25% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	641,825	792,843
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 0.66% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	933,790	1,168,282
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.97% (1 ML+0.83%) due 10/25/2034		639,715	628,153
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(4)		1,073,123	1,118,976
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(2)		1,800,000	1,937,157
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.67% (1 ML+0.52%) due 05/25/2035(1)		48,016	48,578
Mountain View CLO, Ltd. FRS Series 2014-1A, Class ARR 1.04% (3 ML+0.80%) due 10/15/2026*(5)		425,928	423,275
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(2)		1,600,000	1,740,402
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(2)		800,000	877,141
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(4)		1,494,516	1,569,064
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(4)		730,247	764,576
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(4)		398,816	431,074
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.18% (3 ML+0.90%) due 11/15/2026*(5)		709,725	704,502
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 1.03% (1 ML+0.88%) due 09/15/2034*(2)		1,400,000	1,399,131
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.10% (1 ML+0.95%) due 11/25/2065*		423,666	422,716
RASC Trust FRS Series 2007-KS2, Class AI4 0.37% (1 ML+0.22%) due 02/25/2037		500,000	463,836
RASC Trust FRS Series 2005-KS6, Class M6 1.20% (1 ML+1.05%) due 07/25/2035		400,000	399,480
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.60% (1 ML+1.45%) due 02/17/2032*		901,071	907,025
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		395,792	373,624
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)		834,489	568,064
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.06% (3 ML+0.84%) due 04/20/2028*(5)		2,264,740	2,238,281
Towd Point Mtg.Trust FRS Series 2019-HY2, Class A1 1.15% (1 ML+1.00%) due 05/25/2058*		636,229	638,667

Towd Point Mtg.Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(4)		674,960	715,472
Towd Point Mtg.Trust VRS Series 2019-SJ3, Class A1 3.00% due 11/25/2059*(4)		540,055	549,245
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.25% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	327,790	403,596
Uropa Securities PLC FRS Series 2008-1, Class A 0.26% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	602,078	744,578
Uropa Securities PLC FRS Series 2008-1, Class M1 0.41% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	155,444	188,938
Uropa Securities PLC FRS Series 2008-1, Class M2 0.61% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	121,420	143,371
Uropa Securities PLC FRS Series 2008-1, Class B 0.81% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	129,426	151,668
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.29% (3 ML+1.03%) due 08/28/2029*(5)		2,400,000	2,381,765
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.69% (1 ML+0.27%) due 12/25/2045(1)		321,748	317,509
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 2.03% (COFI+1.50%) due 08/25/2046(1)		1,186,831	1,116,936
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(2)		2,100,000	2,281,686
Zais CLO, Ltd. FRS Series 2014-1A, Class A1AR 1.39% (3 ML+1.15%) due 04/15/2028*(5)		1,057,405	1,052,879

Total Asset Backed Securities (cost $67,696,096)			68,747,152

U.S. CORPORATE BONDS & NOTES — 7.9%
Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026		800,000	765,040

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*		200,000	210,185
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		575,299	532,916
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030		164,316	126,614
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		326,845	245,121
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		82,875	71,265
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 11/15/2032		500,000	514,965
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027		1,000,000	1,111,990
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		433,753	366,798
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		841,414	795,239
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		841,414	705,938
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		866,390	733,369
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029		700,000	701,576
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026		51,850	50,492

			6,166,468

Applications Software — 0.1%
Microsoft Corp. Senior Bonds 2.53% due 06/01/2050		372,000	379,128
Microsoft Corp. Senior Notes 4.10% due 02/06/2037		628,000	802,781

			1,181,909

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025		700,000	753,796

Banks-Super Regional — 0.2%
Wells Fargo & Co. FRS Senior Notes 1.44% (3 ML+1.23%) due 10/31/2023		1,900,000	1,925,736
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026		1,000,000	1,039,005
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025		50,000	53,973

			3,018,714

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	67,740
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	900,000	927,000

		994,740

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital FRS Senior Sec. Notes 1.86% (3 ML+1.65%) due 02/01/2024	1,900,000	1,947,416
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	1,253,119

		3,200,535

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	900,000	978,948
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	1,000,000	1,165,210

		2,144,158

Chemicals-Diversified — 0.0%
Nutrition & Biosciences, Inc. Company Guar. Notes 1.83% due 10/15/2027*	100,000	100,249
Nutrition & Biosciences, Inc. Senior Notes 3.27% due 11/15/2040*	400,000	410,582

		510,831

Chemicals-Specialty — 0.0%
Huntsman International LLC Senior Notes 5.13% due 11/15/2022	300,000	321,418

Commercial Services-Finance — 0.1%
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	800,000	861,836

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	200,000	203,000

Computers — 0.2%
Dell International LLC/EMC Corp. Senior Sec. Notes 5.30% due 10/01/2029*	900,000	1,042,752
Dell International LLC/EMC Corp. Senior Sec. Notes 8.10% due 07/15/2036*	1,100,000	1,485,821

		2,528,573

Diversified Banking Institutions — 0.1%
Bank of America Corp. FRS Senior Notes 1.38% (3 ML+1.16%) due 01/20/2023	200,000	202,185
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	848,652
JPMorgan Chase & Co. FRS Senior Notes 1.11% (3 ML+0.90%) due 04/25/2023	600,000	604,721

		1,655,558

Diversified Manufacturing Operations — 0.1%
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	400,000	419,299
General Electric Capital Corp. Senior Notes 5.55% due 01/05/2026	400,000	470,328

		889,627

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,000,000	981,179

Electric-Integrated — 1.2%
AEP Texas, Inc. Senior Notes 3.95% due 06/01/2028	1,300,000	1,505,924
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050	400,000	392,179
Cleco Corporate Holdings LLC Senior Notes 3.74% due 05/01/2026	1,600,000	1,690,442
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,986,662
Entergy Mississippi, Inc. 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	2,074,818
FirstEnergy Corp. Senior Notes 2.25% due 09/01/2030	400,000	377,595
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	760,520
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.20% due 02/25/2022	700,000	725,870
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027	500,000	506,961
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	30,000	31,269
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023	400,000	423,441

Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046	1,300,000	1,250,036
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	208,776
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,617,948
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	212,227
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	551,435

		14,316,103

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,103,881
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	950,000	1,083,024

		2,186,905

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	761,761

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 1.45% due 10/02/2023	600,000	605,103

Finance-Commercial — 0.1%
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030*	1,300,000	1,420,959

Finance-Consumer Loans — 0.1%
Springleaf Finance Corp. Company Guar. Notes 8.88% due 06/01/2025	800,000	880,000

Finance-Investment Banker/Broker — 0.1%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	27,132
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	228,803
Lazard Group LLC Senior Notes 4.50% due 09/19/2028	500,000	576,603

		832,538

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	500,000	506,100

Finance-Other Services — 0.1%
BGC Partners, Inc. Senior Notes 5.13% due 05/27/2021	700,000	709,816

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	258,407

Gas-Distribution — 0.2%
Dominion Energy Gas Holdings LLC Senior Notes 2.50% due 11/15/2024	400,000	424,509
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	102,164
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	1,400,000	1,729,836

		2,256,509

Insurance-Life/Health — 0.3%
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	2,300,000	2,438,000
Protective Life Global Funding Senior Sec. Notes 1.74% due 09/21/2030*	1,100,000	1,084,871

		3,522,871

Insurance-Mutual — 0.0%
New York Life Global Funding Sec. Notes 1.20% due 08/07/2030*	100,000	96,282
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	493,196

		589,478

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030	1,000,000	1,066,098
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	22,227

		1,088,325

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030	400,000	436,965

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,745,583

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	900,000	945,954
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	574,046
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	388,216

		1,908,216

Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	500,000	496,220

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	30,959

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	854,211

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024*	600,000	638,127
Bayer US Finance II LLC FRS Company Guar. Notes 1.26% (3 ML+1.01%) due 12/15/2023*	200,000	201,619
Zoetis, Inc. Senior Notes 3.90% due 08/20/2028	1,200,000	1,406,461

		2,246,207

Medical-Hospitals — 0.1%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	340,445
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	580,000	594,318
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	738,267

		1,673,030

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 2.65% due 01/13/2031	1,400,000	1,505,262

Oil Companies-Exploration & Production — 0.2%
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	900,000	907,805
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	1,100,000	1,200,276

		2,108,081

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.14% due 11/07/2029	50,000	52,127

Pipelines — 0.7%
Energy Transfer Operating LP Company Guar. Notes 4.75% due 01/15/2026	40,000	42,861
Energy Transfer Operating LP Company Guar. Notes 6.05% due 06/01/2041	1,200,000	1,229,323
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,500,000	1,385,984
MPLX LP Senior Notes 1.75% due 03/01/2026	1,270,000	1,262,992
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	1,900,000	1,980,528
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	655,289
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,801,819

		8,358,796

Real Estate Investment Trusts — 1.2%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	119,813
American Tower Corp. Senior Notes 2.10% due 06/15/2030	200,000	200,895
American Tower Corp. Senior Notes 2.25% due 01/15/2022	1,200,000	1,225,996
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,326,709
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	774,526
Brixmor Operating Partnership LP FRS Senior Notes 1.26% (3 ML+1.05%) due 02/01/2022	1,400,000	1,384,502
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	290,000	332,419
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023	800,000	877,652
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	108,000	127,783
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	832,312
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,294,979
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031	100,000	98,864
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027	8,000	8,615
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028	315,000	330,210
SBA Tower Trust Senior Notes 1.88% due 07/15/2050*	500,000	515,523
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028	10,000	10,753
STORE Capital Corp. Senior Notes 4.63% due 03/15/2029	100,000	108,386

VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	1,300,000	1,443,154
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	3,131,230
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	555,699

		14,700,020

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	1,039,799

Schools — 0.0%
Yale University Notes 1.48% due 04/15/2030	500,000	501,427

Software Tools — 0.1%
VMware, Inc. Senior Notes 4.50% due 05/15/2025	700,000	792,406

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	480,000	468,440
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	1,300,000	1,283,583
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	100,000	116,461
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	300,000	349,911

		2,218,395

Tobacco — 0.1%
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	700,000	749,109

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	500,000	446,319

Total U.S. Corporate Bonds & Notes (cost $92,479,169)		97,975,389

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	300,000	317,157
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	500,000	546,728

		863,885

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	587,179	490,571
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	531,585	505,094

		995,665

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.38% due 04/30/2025*	20,000	21,253
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*	300,000	322,850

		344,103

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	900,000	906,497

Banks-Commercial — 0.6%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	1,000,000	1,086,654
Banco Bilbao Vizcaya Argentaria SA Senior Notes 1.13% due 09/18/2025	400,000	397,665
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,300,000	1,407,412
Credit Suisse AG Senior Notes 2.10% due 11/12/2021	1,200,000	1,221,113
Dexia Credit Local SA Government Guar. Notes 1.88% due 09/15/2021*	2,700,000	2,734,295
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*	600,000	598,961
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	219,849
Santander UK Group Holdings PLC Senior Notes 3.13% due 01/08/2021	140,000	140,663
Santander UK Group Holdings PLC Senior Notes 3.57% due 01/10/2023	400,000	412,429
Santander UK Group Holdings PLC Senior Notes 3.82% due 11/03/2028	200,000	221,260

		8,440,301

Beverages-Wine/Spirits — 0.0%
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	198,000	202,426

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 4.60% due 08/08/2023	300,000	319,407
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028	200,000	217,194
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	400,000	370,210

		906,811

Diversified Banking Institutions — 2.2%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	975,288
Barclays PLC Senior Notes 3.38% due 04/02/2025	EUR	300,000	379,363
Barclays PLC Senior Notes 3.65% due 03/16/2025		950,000	1,028,962
Barclays PLC Senior Notes 4.61% due 02/15/2023		700,000	733,202
BNP Paribas SA Senior Notes 4.71% due 01/10/2025*		2,300,000	2,539,630
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 3.75% due 03/26/2025		250,000	276,616
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 3.80% due 06/09/2023		1,500,000	1,613,415
Deutsche Bank AG FRS Senior Notes 1.54% (3 ML+1.29%) due 02/04/2021		1,600,000	1,601,648
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		400,000	406,577
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	748,468
HSBC Holdings PLC FRS Senior Notes 1.63% (3 ML+1.38%) due 09/12/2026		1,000,000	1,000,568
HSBC Holdings PLC Senior Notes 4.30% due 03/08/2026		550,000	625,716
Lloyds Banking Group PLC Senior Notes 4.05% due 08/16/2023		2,400,000	2,605,259
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	696,036
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.07% (3 ML+0.86%) due 07/26/2023		2,200,000	2,220,386
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.41% due 03/07/2024		100,000	108,253
Mizuho Financial Group, Inc. FRS Senior Notes 1.25% (3 ML+1.00%) due 09/11/2024		800,000	809,439
Royal Bank of Scotland Group PLC FRS Senior Notes 1.75% (3 ML+1.47%) due 05/15/2023		400,000	402,620
Royal Bank of Scotland Group PLC Senior Notes 3.88% due 09/12/2023		800,000	863,560
Royal Bank of Scotland Group PLC Senior Notes 4.27% due 03/22/2025		200,000	219,052
Royal Bank of Scotland Group PLC Senior Notes 4.89% due 05/18/2029		1,100,000	1,292,583
Royal Bank of Scotland Group PLC Sub. Notes 6.00% due 12/19/2023		300,000	336,659
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025		1,000,000	1,017,724
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030		600,000	609,151
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030		800,000	784,624
UBS Group Funding Switzerland AG Senior Notes 2.65% due 02/01/2022*		1,600,000	1,644,176
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*		550,000	630,669
UniCredit SpA Senior Notes 6.57% due 01/14/2022*		900,000	952,263

			27,121,907

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*		700,000	791,221

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*		200,000	202,500

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.65% due 09/10/2024*		1,000,000	1,057,581
Enel Finance International NV Company Guar. Notes 4.63% due 09/14/2025*		200,000	230,724

			1,288,305

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029		500,000	573,281

Electronic Components-Semiconductors — 0.1%
Marvell Technology Group, Ltd. Senior Notes 4.20% due 06/22/2023		700,000	757,332

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	700,000	737,779

Finance-Leasing Companies — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	400,000	377,001
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023	200,000	207,285
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	1,200,000	1,239,041
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	1,200,000	1,236,141
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	100,000	101,137
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	400,000	413,551

		3,574,156

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	1,200,000	1,234,236

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023*	1,850,000	1,849,270

Oil & Gas Drilling — 0.0%
Odebrecht Drilling Norbe, Ltd. Senior Sec. Notes 6.35% due 12/01/2021	185,020	170,221

Oil Companies-Exploration & Production — 0.2%
Sinopec Group Overseas Development 2018, Ltd. Company Guar. Notes 4.13% due 09/12/2025*	1,600,000	1,798,704
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	10,615
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	200,000	209,454
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	329,691

		2,348,464

Oil Companies-Integrated — 0.1%
Eni SpA Senior Notes 4.75% due 09/12/2028*	900,000	1,049,367

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,823,017

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 2.65% due 07/15/2021*	200,000	201,527
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	316,404

		517,931

Transport-Marine — 0.1%
AP Moller - Maersk A/S Senior Notes 3.75% due 09/22/2024*	600,000	643,728

Total Foreign Corporate Bonds & Notes (cost $55,897,262)		58,342,403

U.S. GOVERNMENT AGENCIES — 24.1%
Federal Home Loan Mtg. Corp. — 2.5%
0.25% due 08/24/2023	20,300,000	20,297,862
4.00% due 04/01/2048	199,575	213,230
4.00% due 08/01/2048	94,538	100,932
4.00% due 01/01/2049	2,100,328	2,242,549
4.00% due 02/01/2049	193,995	207,072
4.00% due 01/01/2050	174,038	185,726
4.50% due 08/01/2048	1,975,247	2,187,347
Series 314, Class S2 5.74% (5.89% - 1 ML) due 09/15/2043(1)(7)(8)	1,429,860	308,785
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.21% due 04/25/2028(2)(4)	2,700,000	3,024,345
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	1,104,091	1,235,450
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.51% (1 ML+0.35%) due 01/15/2038(1)	826,086	825,521
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 2.97% due 01/15/2038(1)(4)(7)	826,086	47,872

		30,876,691

Federal National Mtg. Assoc. — 5.7%
0.38% due 08/25/2025	8,700,000	8,640,217
0.75% due 10/08/2027	2,100,000	2,086,930
0.88% due 08/05/2030	7,200,000	7,005,579
3.79% due 01/01/2029	1,800,000	2,091,340
4.00% due 07/01/2045	1,135,609	1,232,941
4.00% due 07/01/2045	747,803	811,871
4.00% due 02/01/2046	1,753,331	1,904,016
4.00% due 09/01/2046	1,706,860	1,857,743
4.00% due 07/01/2048	468,544	500,527
4.00% due 07/01/2048	196,967	210,236
4.00% due 11/01/2048	207,823	221,999
4.00% due 03/01/2049	4,374,964	4,660,180
4.00% due 07/01/2049	1,040,518	1,109,774
4.00% due 05/01/2050	10,803,427	11,516,736
4.00% due 09/01/2050	22,408,964	23,869,863
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(7)	758,347	51,523

Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 0.50% (1 ML+0.35%) due 10/25/2040(1)		473,102	474,206
Series 2007-85, Class FL 0.69% (1 ML+0.54%) due 09/25/2037(1)		1,713,785	1,740,232
Series 2012-21, Class FQ 0.70% (1 ML+0.55%) due 02/25/2041(1)		476,505	478,588

			70,464,501

Government National Mtg. Assoc. — 1.7%
3.50% due December 30 TBA		8,000,000	8,433,906
4.00% due December 30 TBA		4,400,000	4,683,422
Government National Mtg. Assoc. REMIC FRS
Series 2016-H10, Class FJ 0.76% (1 ML+0.60%) due 04/20/2066(1)		22,917	22,930
Series 2014-H02, Class FB 0.81% (1 ML+0.65%) due 12/20/2063(1)		785,713	789,887
Series 2016-H11, Class F 0.96% (1 ML+0.80%) due 05/20/2066(1)		2,128,592	2,155,021
Series 2016-H14, Class FA 0.96% (1 ML+0.80%) due 06/20/2066(1)		1,271,746	1,287,685
Series 2016-H17, Class FC 0.99% (1 ML+0.83%) due 08/20/2066(1)		2,810,938	2,849,912

			20,222,763

Uniform Mtg. Backed Securities — 14.2%
1.50% due November 15 TBA		10,300,000	10,516,260
2.00% due January 30 TBA		32,500,000	33,382,324
2.50% due January 30 TBA		3,500,000	3,637,129
3.00% due December 30 TBA		32,700,000	34,181,305
3.50% due December 30 TBA		50,300,000	53,142,146
4.00% due November 30 TBA		38,100,000	40,697,051

			175,556,215

Total U.S. Government Agencies (cost $296,383,233)			297,120,170

U.S. GOVERNMENT TREASURIES — 26.7%
United States Treasury Bonds — 9.4%
zero coupon due 08/15/2044 STRIPS		100,000	68,472
zero coupon due 05/15/2050 STRIPS		2,000,000	1,213,774
1.13% due 05/15/2040		9,980,000	9,521,544
1.38% due 08/15/2050		4,800,000	4,504,500
2.00% due 02/15/2050(6)		45,310,000	49,324,183
2.25% due 08/15/2049		2,510,000	2,879,735
2.75% due 11/15/2047		100,000	125,867
2.88% due 11/15/2046		290,000	371,891
3.00% due 02/15/2048		4,320,000	5,686,875
3.00% due 08/15/2048		1,070,000	1,411,940
3.13% due 11/15/2041		7,420,000	9,752,952
3.13% due 05/15/2048		1,320,000	1,777,411
4.25% due 05/15/2039		5,900,000	8,825,571
4.25% due 11/15/2040		5,580,000	8,440,840
4.38% due 05/15/2040		200,000	305,820
4.38% due 05/15/2041		5,500,000	8,482,031
4.50% due 08/15/2039		1,750,000	2,698,076

			115,391,482

United States Treasury Notes — 17.3%
0.13% due 04/15/2022(9)		1,175,515	1,190,255
0.50% due 01/15/2028(9)		5,657,939	6,287,275
0.50% due 03/31/2025		19,800,000	19,949,273
0.63% due 05/15/2030		240,000	235,312
1.63% due 08/15/2029		1,500,000	1,608,457
1.75% due 02/28/2022(14)		2,500,000	2,553,223
1.75% due 12/31/2026		3,800,000	4,080,250
1.88% due 03/31/2022(6)		50,300,000	51,524,098
1.88% due 04/30/2022		9,700,000	9,950,078
1.88% due 07/31/2022(13)		3,200,000	3,295,875
1.88% due 08/31/2022		14,200,000	14,643,750
1.88% due 07/31/2026		4,400,000	4,746,156
2.00% due 12/31/2021(13)		2,600,000	2,655,758
2.00% due 11/15/2026		4,700,000	5,113,086
2.13% due 05/31/2026		12,940,000	14,126,841
2.25% due 02/15/2027(6)		62,600,000	69,192,562
2.25% due 04/30/2021(14)		1,100,000	1,111,602
2.38% due 05/15/2029		1,200,000	1,360,078

			213,623,929

Total U.S. Government Treasuries (cost $320,518,379)			329,015,411

FOREIGN GOVERNMENT OBLIGATIONS — 0.8%
Sovereign — 0.8%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,218,012
Emirate of Abu Dhabi Senior Notes 3.13% due 10/11/2027*		500,000	555,720
Government of Israel Senior Notes 3.88% due 07/03/2050		700,000	810,250
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	364,790
Republic of Indonesia Senior Notes 4.45% due 02/11/2024		2,200,000	2,432,804
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	4,400,000	1,451,798
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	223,124
State of Israel Senior Notes 3.38% due 01/15/2050		700,000	755,398
Tokyo Metropolitan Government Senior Notes 2.00% due 05/17/2021*		2,400,000	2,415,720

Total Foreign Government Obligations (cost $9,924,347)			10,227,616

MUNICIPAL BONDS & NOTES — 0.5%
California Infrastructure & Economic Development Bank Revenue Bonds 0.45% due 01/01/2050*		1,100,000	1,099,494
Florida State Board of Administration Finance Corp Revenue Bonds Series A 1.26% due 07/01/2025		1,900,000	1,919,836

Miami-Dade, Florida Aviation Revenue Bonds Series C 3.86% due 10/01/2029		400,000	439,844
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds 2.01% due 05/01/2025		700,000	729,750
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026		500,000	524,500
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		1,000,000	1,247,820
University of California Revenue Bonds Series BG 1.61% due 05/15/2030		380,000	371,929

Total Municipal Bonds & Notes (cost $6,223,220)			6,333,173

OPTIONS—PURCHASED(10) — 0.5%
Exchanged-Traded Put Option - Purchased (cost $9,583,957)		618	5,585,690

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.3%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 6.50% due 12/29/2020(11)†	EUR	900,000	1,295,976
Truist Financial Corp. Series Q 5.10% due 03/01/2030(11)		1,300,000	1,422,603

			2,718,579

Electric-Integrated — 0.1%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(11)		500,000	505,880

Investment Management/Advisor Services — 0.0%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(11)		500,000	502,893

Total Preferred Securities/Capital Securities (cost $3,331,050)			3,727,352

Total Long-Term Investment Securities (cost $862,036,713)			877,074,356

SHORT-TERM INVESTMENT SECURITIES — 46.3%
U.S. Government Treasuries — 46.3%
United States Treasury Bills
0.10% due 11/24/2020		132,000,000	131,993,345
0.11% due 11/19/2020(14)		34,500,000	34,498,697
0.11% due 12/03/2020		110,000,000	109,991,949
0.11% due 12/10/2020(14)		58,100,000	58,094,480
0.11% due 01/21/2021		60,400,000	60,388,390
0.11% due 02/04/2021		40,500,000	40,489,684
0.12% due 04/22/2021		136,100,000	136,034,167

Total Short-Term Investment Securities (cost $571,469,265)			571,490,712

REPURCHASE AGREEMENTS — 8.4%
Agreement with Toronto-Dominion Bank, bearing interest at 0.11%, dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $103,400,948 and collateralized by $79,304,546 of United States Treasury Inflation Protected Securities, bearing interest at 1.00% due 02/15/2046 and having an approximate value of $105,142,883 (cost $103,400,000)		103,400,000	103,400,000

TOTAL INVESTMENTS (cost $1,536,905,978)		125.8%	1,551,965,068
Reverse repurchase agreements(12)		(10.2)	(125,641,313)
Liabilities in excess of other assets		(15.6)	(192,460,822)

NET ASSETS		100.0%	$1,233,862,933

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $100,913,096 representing 8.2% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 1).
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Collateralized Loan Obligation
(6)	The security or portion thereof was pledged as collateral for reverse repurchase agreements.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at October 31, 2020.
(9)	Principal amount of security is adjusted for inflation.
(10)	Options — Purchased

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	June 2021	$2,500	206	$67,361,176	$3,043,452	$1,698,470	$(1,344,982)
S&P 500 Index	June 2021	2,175	206	67,361,176	1,834,232	937,300	(896,932)
S&P 500 Index	June 2021	2,825	206	67,361,176	4,706,273	2,949,920	(1,756,353)

					$9,583,957	$5,585,690	$(3,998,267)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(11)	Perpetual maturity - maturity date reflects the next call date.
(12)	Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
JPMorgan Chase	0.14%	10/30/2020	11/06/2020	$(49,557,813)	$(49,558,198)
JPMorgan Chase	0.15%	10/29/2020	11/12/2020	(73,210,000)	(73,210,915)
JPMorgan Chase	0.16%	10/27/2020	11/10/2020	(2,873,500)	(2,873,564)

				$(125,641,313)	$(125,642,677)

During the nine months ended October 31, 2020 the average daily balance outstanding, and the average interest rate on the Portfolio’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$151,008,176
Average interest rate	0.40%

(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

3 ML GBP — 3 Month British Pound Sterling LIBOR

COFI — 11th District Cost of Funds

Over the Counter Written Call Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2020	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.48% versus CDX Investment Grade Index maturing on 12/16/2020	Goldman Sachs	December 2020	0.48%	$4,100	$3,792	$733	$3,059
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.50% versus CDX Investment Grade Index maturing on 12/16/2020	Goldman Sachs	December 2020	0.50	12,600	13,230	3,384	9,846

					$17,022	$4,117	$12,905

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at October 31, 2020	Unrealized Appreciation / (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 11/18/2020	Bank of America	November 2020	1.00%	$7,000	$11,900	$13,993	$(2,093)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 12/16/2020	Goldman Sachs	December 2020	1.00%	13,800	27,665	50,949	(23,284)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 11/18/2020	Goldman Sachs	November 2020	1.00%	7,200	6,840	14,393	(7,553)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 12/16/2020	Barclays Bank PLC	December 2020	1.00%	18,400	23,000	70,708	(47,708)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 12/16/2020	Goldman Sachs	December 2020	0.90%	4,100	5,740	7,254	(1,514)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 01/20/2021	Bank of America	January 2021	1.00%	4,500	8,190	9,850	(1,660)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.10% versus CDX Investment Grade Index maturing on 01/20/2021	Bank of America	January 2021	1.10%	7,900	12,087	13,880	(1,793)

					$95,422	$181,027	$(85,605)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
84	Long	Euro-BTP	December 2020	$14,208,708	$14,634,480	$425,772
801	Long	Russell 2000 E-Mini Index	December 2020	60,492,171	61,548,840	1,056,669
52	Short	Long Gilt	December 2020	9,140,216	9,178,249	38,033
485	Short	U.S. Treasury Long Bonds	December 2020	83,647,344	86,223,228	2,575,884
74	Short	U.S. Treasury Ultra Bonds	December 2020	11,638,812	11,850,586	211,774
859	Short	U.S. Treasury 5 Year Notes	December 2020	107,891,743	108,106,679	214,936
172	Short	U.S. Treasury 10 Year Ultra Long Bonds	December 2020	36,980,000	38,747,651	1,767,651

						$6,290,719

						Unrealized (Depreciation)
1,358	Long	S&P 500 E-Mini Index	December 2020	$229,097,641	$221,673,130	$(7,424,511)
398	Long	U.S. Treasury 10 Year Notes	December 2020	55,471,787	55,011,062	(460,725)
2,085	Long	MSCI EAFE	December 2020	198,784,000	185,971,575	(12,812,425)
45	Short	Euro-OAT	December 2020	8,915,338	8,780,596	(134,742)
96	Short	Euro-Bund	December 2020	19,694,698	19,415,634	(279,064)

						$(21,111,467)

Net Unrealized Appreciation (Depreciation)						$(14,820,748)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	2,426,294	JPY	258,799,603	11/17/2020	$46,011	$—

Barclays Bank PLC	USD	3,413,955	EUR	2,905,000	11/03/2020	—	(30,646)
	USD	2,616,291	JPY	277,400,000	11/17/2020	33,703	—
	USD	815,731	MXN	18,043,000	12/09/2020	31,546	—

						65,249	(30,646)

Citibank N.A.	GBP	5,413,000	USD	7,038,895	12/02/2020	25,099	—
	PEN	126,870	USD	35,890	12/21/2020	797	—
	PEN	5,797,212	USD	1,617,977	02/16/2021	15,015	—
	RUB	3,436,081	USD	44,126	12/11/2020	1,054	—
	USD	7,037,861	GBP	5,413,000	11/03/2020	—	(25,322)

						41,965	(25,322)

Goldman Sachs Bank USA	GBP	5,413,000	USD	6,945,101	11/03/2020	—	(67,439)
	USD	454,870	MXN	9,873,000	03/10/2021	4,047	—

						4,047	(67,439)

Unrealized Appreciation (Depreciation)						$157,272	$(123,407)

EUR — Euro Currency

GBP — British Pound Sterling

JPY — Japanese Yen

MXN — Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CAD	800	03/03/2025	3 Month USD LIBOR-BBA/Quarterly	1.220%/Semi-annually	$12,914	$12,907
CAD	3,400	03/04/2025	3 Month USD LIBOR-BBA/Quarterly	1.235%/Semi-annually	56,543	53,815
USD	6,400	12/15/2030	0.250%/Semi-annually	6 Month USD EURIBOR-BBA/Semi-annually	397,950	143,546

				Total	$467,407	$210,268

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at October 31, 2020(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX ITRAXX Investment Grade Index	1.000	% /Quarterly	12/20/2023	0.7868%	$45,000	$(297,765)	$42,482

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$67,212,023	$1,535,129	$68,747,152
U.S. Corporate Bonds & Notes	—	97,975,389	—	97,975,389
Foreign Corporate Bonds & Notes	—	58,342,403	—	58,342,403
U.S. Government Agencies	—	297,120,170	—	297,120,170
U.S. Government Treasuries	—	329,015,411	—	329,015,411
Foreign Government Obligations	—	10,227,616	—	10,227,616
Municipal Bonds & Notes	—	6,333,173	—	6,333,173
Exchange-Traded Put Options — Purchased	5,585,690	—	—	5,585,690
Preferred Securities/Capital Securities	—	3,727,352	—	3,727,352
Short-Term Investment Securities	—	571,490,712	—	571,490,712
Repurchase Agreements	—	103,400,000	—	103,400,000

Total Investments at Value	$5,585,690	$1,544,844,249	$1,535,129	$1,551,965,068

Other Financial Instruments:+
Over the Counter Written Call Options on Interest Rate Swap Contracts	$—	$12,905	$—	$12,905
Futures Contracts	6,290,719	—	—	6,290,719
Forward Foreign Currency Contracts	—	157,272	—	157,272
Centrally Cleared Interest Rate Swap Contracts	—	210,268	—	210,268
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	42,482	—	42,482

Total Other Financial Instruments	$6,290,719	$422,927	$—	$6,713,646

LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$125,641,313	$—	$125,641,313

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$85,605	$—	$85, 605
Futures Contracts	21,111,467	—	—	21,111,467
Forward Foreign Currency Contracts	—	123,407	—	123,407

Total Other Financial Instruments	$21,111,467	$209,012	$—	$21,320,479

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 76.7%
Advertising Sales — 0.3%
National CineMedia LLC Senior Sec. Notes 5.88% due 04/15/2028*	$1,166,000	$810,370

Aerospace/Defense-Equipment — 1.0%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	1,250,000	1,282,813
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,419,000	1,429,628

		2,712,441

Airlines — 1.3%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	1,725,000	1,677,563
Delta Air Lines, Inc. Senior Sec. Notes 7.00% due 05/01/2025*	1,915,000	2,089,874

		3,767,437

Applications Software — 0.5%
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,383,000	1,469,894

Auction Houses/Art Dealers — 0.8%
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	2,135,000	2,177,700

Auto-Cars/Light Trucks — 1.9%
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,096,000	1,936,075
Ford Motor Co. Senior Notes 6.63% due 10/01/2028	2,012,000	2,248,410
Ford Motor Co. Senior Notes 7.45% due 07/16/2031	316,000	376,435
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	296,000	308,518
Tesla, Inc. Company Guar. Notes 5.30% due 08/15/2025*	561,000	580,426

		5,449,864

Auto-Heavy Duty Trucks — 0.9%
Allison Transmission, Inc. Senior Notes 5.00% due 10/01/2024*	1,595,000	1,609,275
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	823,000	874,693

		2,483,968

Auto/Truck Parts & Equipment-Original — 0.4%
BorgWarner, Inc. Senior Notes 5.00% due 10/01/2025*	1,026,000	1,191,611

Batteries/Battery Systems — 0.9%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,160,000	1,171,020
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	1,348,000	1,385,070

		2,556,090

Broadcast Services/Program — 0.9%
Univision Communications, Inc. Senior Sec. Notes 5.13% due 02/15/2025*	219,000	215,168
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	2,314,000	2,340,032

		2,555,200

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,455,134

Building Products-Doors & Windows — 0.5%
Griffon Corp. Company Guar. Notes 5.75% due 03/01/2028	1,441,000	1,502,243

Cable/Satellite TV — 1.6%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,310,000	1,342,750
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,219,630
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	795,638
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,110,000	1,169,662

		4,527,680

Casino Hotels — 0.7%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	1,001,000	973,483
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	825,000	903,127

		1,876,610

Casino Services — 0.7%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,835,000	1,879,715

Cellular Telecom — 1.5%
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	3,805,000	4,337,700

Chemicals-Diversified — 0.4%
Olin Corp. Senior Notes 9.50% due 06/01/2025*	932,000	1,102,202

Chemicals-Specialty — 0.4%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,184,500

Coal — 0.6%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.50% due 06/15/2025*	1,765,000	1,579,675

Commercial Services — 1.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	723,000	745,594
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,200,150
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	787,000	787,393

		2,733,137

Commercial Services-Finance — 0.3%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. Company Guar. Notes 4.63% due 11/01/2026*	973,000	985,454

Computer Services — 1.7%
Banff Merger Sub, Inc. Senior Notes 9.75% due 09/01/2026*	1,775,000	1,865,702
Presidio Holdings, Inc. Company Guar. Notes 8.25% due 02/01/2028*	1,355,000	1,436,300
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Sec. Notes 5.75% due 06/01/2025*	354,000	370,815
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. Senior Notes 6.75% due 06/01/2025*	1,076,000	1,091,871

		4,764,688

Computers — 0.5%
Dell International LLC/EMC Corp. Company Guar. Notes 7.13% due 06/15/2024*	1,385,000	1,435,248

Computers-Integrated Systems — 0.5%
Diebold Nixdorf, Inc. Company Guar. Notes 8.50% due 04/15/2024	1,042,000	948,220
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	516,000	547,605

		1,495,825

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	1,028,000	1,087,110

Cosmetics & Toiletries — 0.7%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	2,400,000	1,878,120

Direct Marketing — 0.3%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	794,000	811,663

Distribution/Wholesale — 1.6%
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	1,675,000	1,737,812
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,422,000	1,432,665
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,368,375

		4,538,852

E-Commerce/Services — 0.7%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,981,000	2,060,240

Electric Products-Misc. — 0.4%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	658,000	708,995
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	304,000	332,880

		1,041,875

Electric-Generation — 1.1%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,449,256
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,656,325

		3,105,581

Electric-Integrated — 0.6%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	818,435
Talen Energy Supply LLC Senior Sec. Notes 7.25% due 05/15/2027*	832,000	833,714

		1,652,149

Electronic Components-Semiconductors — 0.4%
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	1,025,000	1,042,938

Electronic Parts Distribution — 0.7%
Ingram Micro, Inc. Senior Notes 5.45% due 12/15/2024	1,769,000	1,891,697

Enterprise Software/Service — 0.5%
Donnelley Financial Solutions, Inc. Company Guar. Notes 8.25% due 10/15/2024	1,348,000	1,412,030

Finance-Auto Loans — 0.6%
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,621,612

Finance-Consumer Loans — 1.5%
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	1,906,000	1,748,755
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	284,000	261,280
Navient Corp. Senior Notes 5.00% due 03/15/2027	637,000	594,856
Springleaf Finance Corp. Company Guar. Notes 5.38% due 11/15/2029	207,000	212,701
Springleaf Finance Corp. Company Guar. Notes 6.88% due 03/15/2025	1,259,000	1,384,900

		4,202,492

Finance-Credit Card — 0.5%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,488,638

Finance-Investment Banker/Broker — 0.4%
LPL Holdings, Inc. Company Guar. Notes 5.75% due 09/15/2025*	1,103,000	1,141,991

Finance-Mortgage Loan/Banker — 0.9%
Genworth Mtg. Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	998,000	1,040,415
LD Holdings Group LLC Company Guar. Notes 6.50% due 11/01/2025*	632,000	641,480
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	952,495

		2,634,390

Financial Guarantee Insurance — 0.3%
NMI Holdings, Inc. Senior Sec. Notes 7.38% due 06/01/2025*	770,000	839,300

Food-Dairy Products — 0.0%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(8)	110,000	99,000

Food-Misc./Diversified — 1.2%
Dole Food Co., Inc. Senior Sec. Notes 7.25% due 06/15/2025*	1,540,000	1,540,000
Kraft Heinz Foods Co. Company Guar. Notes 4.88% due 10/01/2049*	621,000	656,547
Lamb Weston Holdings, Inc. Company Guar. Notes 4.63% due 11/01/2024*	1,095,000	1,130,588

		3,327,135

Food-Retail — 1.2%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	938,342
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.75% due 03/15/2025	1,391,000	1,433,599
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	895,703

		3,267,644

Food-Wholesale/Distribution — 0.3%
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	899,000	939,455

Hotels/Motels — 1.2%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. Company Guar. Notes 6.13% due 12/01/2024	1,405,000	1,447,150
Wyndham Worldwide Corp. Senior Sec. Notes 6.00% due 04/01/2027	1,975,000	2,034,250

		3,481,400

Human Resources — 0.5%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,401,000	1,425,518

Independent Power Producers — 1.0%
Clearway Energy Operating LLC Company Guar. Notes 5.75% due 10/15/2025	1,450,000	1,518,875
NRG Yield Operating LLC Company Guar. Notes 5.00% due 09/15/2026	1,404,000	1,451,217

		2,970,092

Internet Content-Entertainment — 1.2%
Netflix, Inc. Senior Notes 4.88% due 06/15/2030*	3,040,000	3,469,400

Internet Telephone — 0.4%
Cablevision Lightpath LLC Senior Sec. Notes 3.88% due 09/15/2027*	805,000	798,963
Cablevision Lightpath LLC Senior Notes 5.63% due 09/15/2028*	211,000	213,110

		1,012,073

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	863,190

Medical-Generic Drugs — 0.6%
Par Pharmaceutical, Inc. Senior Sec. Notes 7.50% due 04/01/2027*	1,556,000	1,649,360

Medical-Hospitals — 2.8%
Acadia Healthcare Co, Inc. Company Guar. Notes 5.00% due 04/15/2029*	277,000	285,393
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,440,400
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,311,000	1,451,710
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	1,378,000	1,363,820
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	1,575,000	1,601,620
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,768,000	1,714,960

		7,857,903

Medical-Outpatient/Home Medical — 0.1%
Providence Service Corp. Senior Notes 5.88% due 11/15/2025*	324,000	329,670

Metal-Copper — 1.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	685,000	699,128
Freeport-McMoRan, Inc. Company Guar. Notes 4.25% due 03/01/2030	685,000	719,675
Freeport-McMoRan, Inc. Company Guar. Notes 4.38% due 08/01/2028	282,000	294,337
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	282,000	301,035
Freeport-McMoRan, Inc. Company Guar. Notes 5.25% due 09/01/2029	1,039,000	1,122,120

		3,136,295

Metal-Iron — 0.7%
Cleveland-Cliffs, Inc. Company Guar. Notes 5.75% due 03/01/2025	925,000	893,781
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	1,106,000	1,161,300

		2,055,081

Multimedia — 0.7%
E.W. Scripps Co. Company Guar. Notes 5.13% due 05/15/2025*	2,023,000	1,929,436

Non-Hazardous Waste Disposal — 0.5%
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	1,471,000	1,496,743

Oil Companies-Exploration & Production — 3.3%
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,102,887
Apache Corp. Senior Notes 4.63% due 11/15/2025	173,000	164,350
Apache Corp. Senior Notes 4.88% due 11/15/2027	203,000	190,515
Callon Petroleum Co. Company Guar. Notes 6.13% due 10/01/2024	611,000	219,960
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	2,324,000	557,760
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	794,725
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	3,103,000	2,870,275

Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	833,360
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,278,375
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	850,000	865,130
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	552,000	576,840

		9,454,177

Oil Field Machinery & Equipment — 0.0%
Hi-Crush Partners LP Company Guar. Notes 9.50% due 08/01/2026*†(3)(10)	2,612,000	78,360

Oil Refining & Marketing — 0.2%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028*	1,497,000	576,270

Oil-Field Services — 1.6%
Apergy Corp. Company Guar. Notes 6.38% due 05/01/2026	1,137,000	1,084,630
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,358,280
Nine Energy Service, Inc. Company Guar. Notes 8.75% due 11/01/2023*	2,332,000	687,940
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,309,917

		4,440,767

Paper & Related Products — 0.5%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	1,469,000	1,476,345

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	407,000	419,210

Pipelines — 5.3%
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,124,000	1,067,800
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	647,000	659,629
Cheniere Energy Partners LP Senior Sec. Notes 5.25% due 10/01/2025	1,315,000	1,337,618
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028*	1,019,000	1,052,118
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	895,450
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	358,150
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,081,708
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	747,000
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,739,000	1,725,957
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	1,994,487
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	597,050
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	897,575
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031*	1,516,000	1,479,480
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	118,000	116,525

		15,010,547

Poultry — 0.4%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,077,508

Protection/Safety — 1.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.25% due 04/15/2024*	1,862,000	1,947,782
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,456,920

Prime Security Services Borrower LLC/Prime Finance, Inc. Sec. Notes 6.25% due 01/15/2028*	975,000	985,218

		4,389,920

Real Estate Investment Trusts — 6.1%
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.25% due 06/01/2025	1,729,000	1,780,870
ESH Hospitality, Inc. Company Guar. Notes 4.63% due 10/01/2027*	1,255,000	1,229,900
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	179,000	179,000
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.38% due 04/15/2026	893,000	991,802
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.75% due 09/15/2030*	420,000	419,475
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 5.25% due 07/15/2024*	1,634,000	1,683,020
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	593,000	629,321
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,869,000	1,614,349
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	1,477,000	1,593,882
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 5.00% due 10/15/2027	1,093,000	1,143,770
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer Senior Sec. Notes 5.88% due 10/01/2028*	1,465,000	1,435,700
Sabra Health Care LP Company Guar. Notes 5.13% due 08/15/2026	2,536,000	2,764,354
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	1,732,000	1,680,040
Starwood Property Trust, Inc. Senior Notes 5.50% due 11/01/2023*	285,000	282,446

		17,427,929

Real Estate Management/Services — 1.1%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,306,285
Newmark Group, Inc. Senior Notes 6.13% due 11/15/2023	1,609,000	1,701,152

		3,007,437

Recycling — 0.7%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,803,000	1,843,567

Rental Auto/Equipment — 1.0%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	2,356,000	1,513,730
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.75% due 07/15/2027*	1,298,000	1,220,120

		2,733,850

Research & Development — 0.5%
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 4.63% due 06/15/2025*	302,000	311,963
Jaguar Holding Co. II/PPD Development LP Company Guar. Notes 5.00% due 06/15/2028*	1,084,000	1,129,864

		1,441,827

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,378,284
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,485,000	1,381,495
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	146,000	154,578

		2,914,357

Retail-Appliances — 0.4%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	1,206,000	1,142,685

Retail-Pawn Shops — 0.4%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,126,000	1,142,890

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,246,525

Retail-Restaurants — 1.4%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	836,126
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,445,000	1,417,906
Golden Nugget, Inc. Senior Notes 6.75% due 10/15/2024*	2,055,000	1,740,112

		3,994,144

Satellite Telecom — 0.8%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	2,108,000	2,283,227

Security Services — 0.7%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,040,736
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	804,000	836,329

		1,877,065

Steel-Producers — 0.5%
Commercial Metals Co. Senior Notes 5.75% due 04/15/2026	1,429,000	1,475,443

Telephone-Integrated — 1.4%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	1,229,000	1,256,653
CenturyLink, Inc. Senior Notes 7.50% due 04/01/2024	1,587,000	1,751,191
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	1,040,021

		4,047,865

Television — 1.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	1,080,000	1,188,000
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,669,010
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	185,000	179,912

		3,036,922

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,778,437

Vitamins & Nutrition Products — 0.5%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	1,489,000	1,532,732

Total U.S. Corporate Bonds & Notes (cost $218,769,156)		217,644,465

FOREIGN CORPORATE BONDS & NOTES — 15.9%
Agricultural Chemicals — 0.8%
Consolidated Energy Finance SA Senior Notes 6.88% due 06/15/2025*	1,020,000	948,600
OCI NV Senior Sec. Notes 5.25% due 11/01/2024*	1,338,000	1,368,105

		2,316,705

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,372,635

Cable/Satellite TV — 0.7%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,111,000	2,047,670

Cellular Telecom — 0.8%
Numericable-SFR SA Senior Sec. Notes 7.38% due 05/01/2026*	2,258,000	2,356,675

Computer Software — 0.4%
Camelot Finance SA Senior Sec. Notes 4.50% due 11/01/2026*	970,000	1,008,800

Containers-Metal/Glass — 0.5%
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,345,000	1,439,419

Containers-Paper/Plastic — 1.1%
Cascades, Inc./Cascades USA, Inc. Company Guar. Notes 5.38% due 01/15/2028*	1,419,000	1,479,307
Intertape Polymer Group, Inc. Company Guar. Notes 7.00% due 10/15/2026*	1,568,000	1,646,400

		3,125,707

Cruise Lines — 1.3%
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	1,299,000	896,310
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	1,395,000	1,404,137
Viking Cruises, Ltd. Senior Sec. Notes 13.00% due 05/15/2025*	207,000	234,428
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,385,000	1,198,537

		3,733,412

Diversified Financial Services — 0.6%
Fairstone Financial, Inc. Senior Notes 7.88% due 07/15/2024*	1,626,000	1,666,650

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,342,000	1,437,188

Finance-Consumer Loans — 0.5%
goeasy, Ltd. Company Guar. Notes 5.38% due 12/01/2024*	1,399,000	1,412,990

Finance-Leasing Companies — 0.5%
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.13% due 10/01/2023*	1,493,000	1,519,110

Medical-Drugs — 0.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Senior Sec. Notes 5.88% due 10/15/2024*	436,000	436,000
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	1,515,000	1,170,337

		1,606,337

Metal-Copper — 0.6%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 04/01/2023*	1,638,000	1,646,190

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,851,910

Motion Pictures & Services — 0.5%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,335,000	1,355,025

Oil Companies-Exploration & Production — 1.1%
MEG Energy Corp. Sec. Notes 6.50% due 01/15/2025*	2,086,000	2,028,635
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	1,332,000	1,198,440

		3,227,075

Oil Companies-Integrated — 0.7%
Cenovus Energy, Inc. Senior Notes 4.25% due 04/15/2027	1,841,000	1,874,248

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,633,660

Satellite Telecom — 1.5%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,629,000	1,640,729
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	790,000	803,825
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,950,000	1,940,250

		4,384,804

Security Services — 0.5%
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,317,000	1,405,898

Telecom Services — 0.8%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	2,220,000	2,136,750

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	660,430

Total Foreign Corporate Bonds & Notes (cost $44,593,583)		45,219,288

LOANS(5)(6)(7) — 0.7%
E-Commerce/Services — 0.1%
RentPath LLC FRS 2nd Lien 1.61% (3 ML+0.00%) due 12/17/2022†(1)(3)(4)(10)	2,913,240	291,324

Oil Field Machinery & Equipment — 0.1%
Hi-Crush, Inc. FRS Delayed Draw TBD due 01/14/2021(1)(11)	346,184	346,184

Theaters — 0.5%
William Morris Endeavor Entertainment LLC FRS BTL-B1 2.90% (1 ML+2.75%) due 05/18/2025	1,741,130	1,479,961

Total Loans (cost $4,905,332)		2,117,469

COMMON STOCKS — 0.3%
Television — 0.3%
ION Media Networks, Inc.†(1)(4) (cost $8)	822	711,397

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.9%
Food-Dairy Products — 0.6%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,410,000	1,600,350

Transport-Equipment & Leasing — 0.3%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,004,000	888,540

Total Preferred Securities/Capital Securities (cost $2,355,739)		2,488,890

CONVERTIBLE BONDS & NOTES — 0.3%
Oil Field Machinery & Equipment — 0.3%
Hi Crush, Inc. Senior Sec. Notes 10.00% due 04/09/2026(1)(12) (cost $745,870)	828,000	828,000

ESCROWS AND LITIGATION TRUSTS — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)	750,000	0
Hellas Telecommunications Luxembourg II SCA Sub. Notes 6.03% due 01/15/2015*†(1)(2)(3)	1,210,000	0
Waterford Gaming LLC/Waterford Gaming Financial Corp. Escrow Notes 8.63% due 09/15/2014*†(1)	547,482	3,942

Total Escrows and Litigation Trusts (cost $2,507,482)		3,942

Total Long-Term Investment Securities (cost $273,877,170)		269,013,451

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(9) (cost $13,690,893)	13,690,893	13,690,893

TOTAL INVESTMENTS (cost $287,568,063)	99.6%	282,704,344
Other assets less liabilities	0.4	1,156,895

NET ASSETS	100.0%	$283,861,239

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $186,095,855 representing 65.6% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Security in default of interest and principal at maturity.
(3)	Company has filed for bankruptcy protection.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2020, the Portfolio held the following restricted securities:

	Acquisition		Acquisition		Value	% of
Description	Date	Shares	Cost	Value	Per Share	Net Assets
Loans
RentPath LLC
1.61% due 12/17/2022	06/04/2015	1,358,240	$1,340,974
	07/20/2015	800,000	789,830
	02/14/2017	55,000	54,301
	07/13/2017	700,000	691,101

		2,913,240	2,876,206	$291,324	$10.00	0.10%
Common Stocks
ION Media Networks, Inc.	03/05/2014	822	8	711,397	865.45	0.25%

				$1,002,721		0.35%

(5)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(6)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(7)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(8)	Perpetual maturity – maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of October 31, 2020.
(10)	Security in default
(11)	All or a portion of this holding is subject to unfunded loan commitments (See Note 3).
(12)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

TBD

 — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

High Yield Bond Portfolio

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$217,644,465	$—	$217,644,465
Foreign Corporate Bonds & Notes	—	45,219,288	—	45,219,288
Loans:
E-Commerce/Services	—	—	291,324	291,324
Oil Field Machinery & Equipment	—	—	346,184	346,184
Theaters	—	1,479,961	—	1,479,961
Common Stocks	—	—	711,397	711,397
Preferred Securities/Capital Securities	—	2,488,890	—	2,488,890
Convertible Bonds & Notes	—	—	828,000	828,000
Escrows and Litigation Trusts	—	—	3,942	3,942
Short-Term Investment Securities	13,690,893	—	—	13,690,893

Total Investments at Value	$13,690,893	$266,832,604	$2,180,847	$282,704,344

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.5%
Australia — 5.5%
Australia & New Zealand Banking Group, Ltd.	348,708	$4,637,262
Qantas Airways, Ltd.†	920,401	2,726,630
QBE Insurance Group, Ltd.	597,790	3,483,346
Telstra Corp., Ltd.	707,853	1,338,088

		12,185,326

Canada — 3.2%
BCE, Inc.	58,900	2,366,964
Magna International, Inc.	50,312	2,569,035
Suncor Energy, Inc.	186,051	2,098,886

		7,034,885

Finland — 1.0%
Fortum Oyj	113,444	2,136,005

France — 12.0%
AXA SA	197,867	3,196,549
BNP Paribas SA†	59,590	2,089,411
Cie de Saint-Gobain†	57,631	2,260,836
Eurazeo SE†	43,199	1,966,365
Sanofi	59,927	5,417,359
TOTAL SE	71,510	2,165,529
Veolia Environnement SA	191,968	3,580,586
Vinci SA	74,407	5,887,944

		26,564,579

Germany — 5.0%
Allianz SE	15,829	2,786,285
LANXESS AG	46,666	2,365,572
Siemens AG	46,065	5,399,830
Siemens Energy AG†	23,032	504,295

		11,055,982

Hong Kong — 2.8%
AIA Group, Ltd.	653,000	6,158,648

Ireland — 3.1%
CRH PLC	80,523	2,827,306
Dalata Hotel Group PLC†	549,267	1,546,322
Kerry Group PLC, Class A (ISE)	10,947	1,309,766
Kerry Group PLC, Class A (LSE)	9,593	1,141,667

		6,825,061

Italy — 0.7%
UniCredit SpA†	219,592	1,645,076

Japan — 23.5%
Asahi Group Holdings, Ltd.	70,900	2,197,536
Hoya Corp.	33,300	3,770,291
ITOCHU Corp.	187,300	4,505,746
KDDI Corp.	71,800	1,922,840
Minebea Mitsumi, Inc.	194,700	3,493,307
Mitsubishi Corp.	225,600	5,045,410
Mizuho Financial Group, Inc.	155,390	1,915,740
Nintendo Co., Ltd.	4,800	2,621,080
Nippon Telegraph & Telephone Corp.	220,100	4,647,364
NSK, Ltd.	216,800	1,736,840
ORIX Corp.	188,000	2,193,782
Panasonic Corp.	259,100	2,396,732
Seven & i Holdings Co., Ltd.	61,500	1,878,314
Sony Corp.	57,300	4,775,790
Sumitomo Mitsui Financial Group, Inc.	141,800	3,927,268
Tokyo Electron, Ltd.	13,600	3,645,052
Yamaha Motor Co., Ltd.	95,000	1,359,881

		52,032,973

Jersey — 1.9%
Ferguson PLC	42,945	4,309,307

Netherlands — 6.1%
ING Groep NV†	761,987	5,228,254
JDE Peet’s BV†	31,316	1,116,492
Koninklijke Ahold Delhaize NV	133,607	3,671,462
Unilever NV	61,644	3,481,889

		13,498,097

Norway — 0.9%
DNB ASA†	149,343	2,017,544

Singapore — 0.9%
DBS Group Holdings, Ltd.	127,800	1,903,619

South Korea — 3.6%
Hana Financial Group, Inc.	80,632	2,175,907
Samsung Electronics Co., Ltd.	113,466	5,689,905

		7,865,812

Spain — 1.3%
Aena SME SA†*	13,253	1,790,080
CaixaBank SA	647,126	1,182,092

		2,972,172

Sweden — 0.3%
Skandinaviska Enskilda Banken AB, Class A†	64,350	553,060

Switzerland — 7.6%
Alcon, Inc.†	16,405	930,398
Novartis AG	106,803	8,335,555
Partners Group Holding AG	2,346	2,112,443
SIG Combibloc Group AG	109,593	2,251,141
UBS Group AG	279,380	3,239,505

		16,869,042

United Kingdom — 17.9%
Anglo American PLC	141,133	3,314,110
Ashtead Group PLC	136,488	4,952,846
AstraZeneca PLC	46,137	4,644,016
BAE Systems PLC	300,307	1,544,886
BP PLC	1,014,180	2,593,769
Compass Group PLC	110,074	1,505,663
Imperial Brands PLC	131,683	2,088,938
Lloyds Banking Group PLC†	2,147,673	780,137
Prudential PLC	284,605	3,476,028
Quilter PLC*	1,679,246	2,659,968
Rio Tinto PLC	59,049	3,346,245
Royal Dutch Shell PLC, Class B	126,933	1,530,931
SSE PLC	189,316	3,078,835
Vodafone Group PLC	3,029,640	4,047,048

		39,563,420

United States — 0.2%
Ovintiv, Inc.	52,460	483,138

Total Long-Term Investment Securities (cost $236,942,767)		215,673,746

SHORT-TERM INVESTMENT SECURITIES — 0.2%
United States Treasury Bills — 0.2%
0.09% due 11/17/2020	$100,000	99,997
0.09% due 01/12/2021	300,000	299,950
0.11% due 12/03/2020	100,000	99,992

Total Short-Term Investment Securities (cost $499,933)		499,939

REPURCHASE AGREEMENTS — 1.4%
Agreement with Bank of America N.A., bearing interest at 0.06% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $2,994,015 and collateralized by $2,951,000 of United States Treasury Notes, bearing interest at 1.88% due 09/30/2022 and having an approximate value of $3,096,694 (cost $2,994,000)	2,994,000	2,994,000

TOTAL INVESTMENTS (cost $240,436,700)	99.1%	219,167,685
Other assets less liabilities	0.9	1,947,883

NET ASSETS	100.0%	$221,115,568

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $4,450,048 representing 2.0% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	3,148,300	USD	2,374,330	01/20/2021	$10,320	$—
	USD	4,377,840	JPY	461,843,900	11/18/2020	34,192	—
	USD	2,974,530	EUR	2,510,800	12/16/2020	—	(47,313)

						44,512	(47,313)

Barclays Bank PLC	CAD	800,300	USD	603,594	01/20/2021	2,661	—
	EUR	603,500	USD	717,275	12/16/2020	13,684	—
	GBP	584,300	USD	778,923	12/16/2020	21,716	—
	JPY	60,886,200	USD	578,134	11/18/2020	—	(3,517)
	USD	1,886,092	HKD	14,619,900	11/18/2020	—	(290)

						38,061	(3,807)

Citibank N.A.	EUR	1,125,300	USD	1,337,382	12/16/2020	25,450	—
	JPY	99,407,200	USD	943,686	11/18/2020	—	(5,959)
	USD	720,426	CHF	654,500	12/16/2020	—	(5,678)
	USD	689,409	DKK	4,286,300	12/16/2020	—	(18,122)
	USD	1,544,763	GBP	1,159,000	12/16/2020	—	(42,789)
	USD	499,581	AUD	695,600	01/20/2021	—	(10,444)
	USD	319,257	CAD	423,300	01/20/2021	—	(1,407)

						25,450	(84,399)

Goldman Sachs International	JPY	215,012,900	USD	2,040,021	11/18/2020	—	(14,015)
	USD	1,857,136	CAD	2,462,100	01/20/2021	—	(8,383)
	USD	350,383	ILS	1,190,500	01/20/2021	—	(1,091)

						—	(23,489)

HSBC Bank USA N.A.	CAD	598,800	USD	451,697	01/20/2021	2,068	—
	GBP	373,500	USD	497,678	12/16/2020	13,651	—
	USD	450,178	JPY	47,446,100	11/18/2020	3,079	—
	USD	6,093,181	EUR	5,127,300	12/16/2020	—	(115,515)
	USD	1,087,198	AUD	1,513,700	01/20/2021	—	(22,782)

						18,798	(138,297)

JPMorgan Chase Bank N.A.	CAD	2,015,600	USD	1,520,245	01/20/2021	6,762	—
	CHF	1,494,700	USD	1,645,455	12/16/2020	13,165	—
	GBP	1,269,000	USD	1,691,450	12/16/2020	46,925	—
	HKD	6,803,200	USD	877,374	11/18/2020	—	(162)
	KRW	9,261,570,700	USD	7,915,242	11/18/2020	—	(228,573)
	NOK	5,482,300	USD	615,908	12/16/2020	41,736	—
	SGD	805,800	USD	594,184	11/18/2020	4,265	—
	USD	2,603,716	JPY	274,151,800	11/18/2020	15,278	—
	USD	269,764	KRW	311,119,400	11/18/2020	3,807	—
	USD	1,056,101	SGD	1,454,800	11/18/2020	8,946	—
	USD	3,479,727	EUR	2,927,400	12/16/2020	—	(66,817)
	USD	965,632	AUD	1,344,500	01/20/2021	—	(20,195)
	USD	591,512	NZD	890,000	01/20/2021	—	(3,017)

						140,884	(318,764)

Morgan Stanley and Co. International PLC	CAD	665,700	USD	507,243	01/20/2021	7,379	—
	EUR	633,300	USD	749,277	12/16/2020	10,944	—
	GBP	1,046,000	USD	1,365,810	12/16/2020	10,275	—
	USD	1,129,710	GBP	878,800	12/16/2020	9,147	—
	USD	897,014	CAD	1,190,000	01/20/2021	—	(3,461)

						37,745	(3,461)

Natwest Markets PLC	USD	3,662,251	SEK	31,946,400	12/16/2020	—	(70,130)
	USD	499,219	CAD	661,800	01/20/2021	—	(2,284)

						—	(72,414)

State Street Bank and Trust Co.	CAD	2,836,800	USD	2,139,730	01/20/2021	9,620	—
	EUR	506,900	USD	603,048	12/16/2020	12,078	—
	GBP	3,440,000	USD	4,571,944	12/16/2020	113,971	—
	HKD	5,615,100	USD	724,336	11/18/2020	51	—
	USD	1,033,197	JPY	108,835,900	11/18/2020	6,522	—
	USD	410,986	CHF	373,300	12/16/2020	—	(3,323)
	USD	2,131,118	AUD	2,967,800	01/20/2021	—	(44,196)
	USD	1,038,945	ILS	3,531,300	01/20/2021	—	(2,863)

						142,242	(50,382)

Toronto Dominion Bank	EUR	666,900	USD	792,404	12/16/2020	14,898	—

UBS AG	CAD	3,936,100	USD	2,969,308	01/20/2021	13,751	—
	USD	1,947,687	JPY	205,037,900	11/18/2020	11,056	—
	USD	3,818,798	EUR	3,215,700	12/16/2020	—	(69,773)
	USD	181,970	SEK	1,587,000	12/16/2020	—	(3,524)
	USD	577,400	AUD	803,200	01/20/2021	—	(12,600)

						24,807	(85,897)

Westpac Banking Corp.	AUD	1,701,000	USD	1,221,692	01/20/2021	25,569	—
	CAD	495,700	USD	373,835	01/20/2021	1,622	—
	GBP	896,800	USD	1,195,242	12/16/2020	33,059	—
	USD	191,295	EUR	161,000	12/16/2020	—	(3,593)
	USD	467,818	CAD	620,600	01/20/2021	—	(1,819)

						60,250	(5,412)

Unrealized Appreciation (Depreciation)						$547,647	$(833,635)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW — South Korean Won

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
Medical-Drugs	8.4%
Banks-Commercial	7.1
Diversified Banking Institutions	6.2
Insurance-Life/Health	5.8
Import/Export	4.3
Oil Companies-Integrated	3.8
Electronic Components-Misc.	3.3
Audio/Video Products	3.2
Metal-Diversified	3.0
Telephone-Integrated	3.0
Building-Heavy Construction	2.7
Electronic Components-Semiconductors	2.6
Food-Retail	2.4
Diversified Manufacturing Operations	2.4
Cellular Telecom	2.4
Rental Auto/Equipment	2.2
Distribution/Wholesale	1.9
Private Equity	1.8
Semiconductor Equipment	1.6
Water	1.6
Insurance-Property/Casualty	1.6
Cosmetics & Toiletries	1.6
Electric-Distribution	1.4
Repurchase Agreements	1.4
Building Products-Cement	1.3
Insurance-Multi-line	1.3
Airlines	1.2
Investment Management/Advisor Services	1.2
Toys	1.2
Auto/Truck Parts & Equipment-Original	1.2
Food-Misc./Diversified	1.1
Telecom Services	1.1
Chemicals-Diversified	1.1
Building & Construction Products-Misc.	1.0
Containers-Paper/Plastic	1.0
Brewery	1.0
Finance-Leasing Companies	1.0
Diversified Financial Services	1.0
Electric-Integrated	1.0
Tobacco	0.9
Airport Development/Maintenance	0.8
Metal Processors & Fabrication	0.8
Hotels/Motels	0.7
Aerospace/Defense	0.7
Food-Catering	0.7
Recreational Vehicles	0.6
Coffee	0.5
Medical Instruments	0.4
Machinery-Electrical	0.2
U.S. Government Treasuries	0.2
Oil Companies-Exploration & Production	0.2

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$8,022,318	$207,651,428	**	$—	$215,673,746
Short-Term Investment Securities	—	499,939		—	499,939
Repurchase Agreements	—	2,994,000		—	2,994,000

Total Investments at Value	$8,022,318	$211,145,367		$—	$219,167,685

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$547,647		$—	$547,647

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$833,635		$—	$833,635

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

FOREIGN CORPORATE BONDS & NOTES — 4.7%
Australia — 0.2%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	$934,000	$952,898
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	426,197

		1,379,095

Canada — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	886,274
Canadian Natural Resources, Ltd. Senior Notes 4.95% due 06/01/2047	667,000	708,169
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	812,649
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	1,000,000	1,044,996

		3,452,088

Cayman Islands — 0.0%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	285,578

France — 0.3%
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	1,434,000	1,492,068

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Senior Notes 4.55% due 04/17/2026	250,000	290,925

Ireland — 0.5%
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*	1,424,000	1,541,657
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,498,000	1,619,837

		3,161,494

Luxembourg — 0.5%
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	1,500,000	1,710,745
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.50% due 03/21/2026	1,049,000	1,181,115

		2,891,860

Panama — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	379,000	416,271

Spain — 0.7%
Banco Santander SA Senior Notes 2.71% due 06/27/2024	2,000,000	2,116,985
Banco Santander SA Senior Notes 3.31% due 06/27/2029	400,000	436,349
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,041,000	1,230,215

		3,783,549

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	118,615
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,788,330

		1,906,945

Switzerland — 0.7%
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	1,977,000	2,072,243
UBS Group AG Senior Notes 1.36% due 01/30/2027*	624,000	622,200
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,348,000	1,480,628

		4,175,071

United Kingdom — 0.7%
Lloyds Banking Group PLC Senior Notes 2.44% due 02/05/2026	1,502,000	1,566,162
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	306,000	324,638
Royal Bank of Scotland Group PLC Senior Notes 3.07% due 05/22/2028	729,000	770,023
Royal Bank of Scotland Group PLC Senior Notes 4.80% due 04/05/2026	642,000	744,992
Santander UK Group Holdings PLC Senior Notes 1.53% due 08/21/2026	432,000	429,156

		3,834,971

Total Foreign Corporate Bonds & Notes (cost $26,430,964)		27,069,915

U.S. CORPORATE BONDS & NOTES — 32.9%
United States — 32.9%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029*	1,886,000	2,063,515
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	1,462,000	1,707,480
AES Corp. Senior Sec. Notes 3.30% due 07/15/2025*	834,000	905,324
Aflac, Inc. Senior Notes 3.60% due 04/01/2030	534,000	619,320
Air Products and Chemicals, Inc. Senior Notes 2.70% due 05/15/2040	1,000,000	1,049,170
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,278,000	2,454,437
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,078,000	1,048,672
Alphabet, Inc. Senior Notes 2.05% due 08/15/2050	1,502,000	1,354,427
Altria Group, Inc. Company Guar. Notes 4.80% due 02/14/2029	582,000	683,580
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	836,000	1,109,393
Amazon.com, Inc. Senior Notes 2.50% due 06/03/2050	1,500,000	1,486,589
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	3,164,092
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	579,000	610,281
Amgen, Inc. Senior Notes 3.38% due 02/21/2050	1,000,000	1,064,185
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	1,505,000	1,733,588
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,617,447
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	746,430
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,584,379
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,180,298
AXA Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	346,895
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,451,792
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	4,011,262
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,522,279
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	2,046,000	2,189,538
Baxter International, Inc. Senior Notes 3.95% due 04/01/2030*	520,000	616,036
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	1,681,000	1,796,599
Berkshire Hathaway Energy Co. Senior Notes 3.70% due 07/15/2030*	1,000,000	1,159,806
Boston Properties LP Senior Notes 3.25% due 01/30/2031	1,519,000	1,626,177
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	813,134
Boston Properties LP Senior Notes 4.50% due 12/01/2028	622,000	728,322
Bristol-Myers Squibb Co. Senior Notes 3.40% due 07/26/2029	2,133,000	2,469,872
Camden Property Trust Senior Notes 2.80% due 05/15/2030	2,014,000	2,174,279
Campbell Soup Co. Senior Notes 2.38% due 04/24/2030	2,345,000	2,420,666
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	435,000	471,837
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031*	2,423,000	2,540,308
Caterpillar, Inc. Senior Bonds 3.25% due 04/09/2050	840,000	933,960
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 2.90% due 07/01/2050	1,478,000	1,545,590
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,865,554

Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	731,355
Chevron Corp. Senior Notes 2.24% due 05/11/2030	1,500,000	1,571,844
Cigna Corp. Company Guar. Notes 3.40% due 03/01/2027	564,000	628,267
Citigroup, Inc. Senior Notes 1.27% due 06/01/2024	1,500,000	1,513,811
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	1,779,000	1,866,551
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	1,705,000	1,841,741
Comcast Corp. Company Guar. Notes 3.40% due 04/01/2030	1,000,000	1,144,317
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,103,000	1,405,695
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	750,000	1,000,775
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	341,000	343,957
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	750,000	831,149
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	730,800
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,436,056
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	1,764,000	1,684,095
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	471,000	597,361
Dell International LLC/EMC Corp. Senior Sec. Notes 4.90% due 10/01/2026*	1,490,000	1,696,741
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	725,541
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	3,182,000	3,582,335
Discover Financial Services Senior Notes 4.50% due 01/30/2026	588,000	673,119
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	631,477
Discovery Communications LLC Company Guar. Notes 4.13% due 05/15/2029	479,000	546,342
Duke Realty LP Senior Notes 1.75% due 07/01/2030	2,215,000	2,190,675
Enable Midstream Partners LP Senior Notes 4.40% due 03/15/2027	712,000	676,040
Energy Transfer Operating LP Company Guar. Notes 4.05% due 03/15/2025	200,000	210,413
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	750,000	812,552
EQT Corp. Senior Notes 7.88% due 02/01/2025	1,752,000	1,949,100
Equifax, Inc. Senior Notes 2.60% due 12/15/2025	2,073,000	2,224,416
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,669,025
Equinix, Inc. Senior Notes 3.20% due 11/18/2029	1,000,000	1,086,764
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,548,000	1,606,929
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	226,494
Exelon Corp. Senior Notes 4.70% due 04/15/2050	1,000,000	1,275,804
Fidelity National Information Services, Inc. Senior Notes 3.75% due 05/21/2029	971,000	1,118,920
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	801,000	849,325
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	2,754,000	3,049,150
General Motors Co. Senior Notes 6.13% due 10/01/2025	2,794,000	3,269,913

General Motors Financial Co., Inc. Senior Notes 5.10% due 01/17/2024	289,000	317,273
Hess Corp. Senior Notes 3.50% due 07/15/2024	198,000	203,676
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,022,505
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	455,350
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	488,913
Intel Corp. Senior Notes 2.45% due 11/15/2029	2,240,000	2,418,529
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	1,487,000	1,536,814
JPMorgan Chase & Co. Senior Notes 2.01% due 03/13/2026	2,000,000	2,073,217
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,000,000	1,064,948
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,141,996
Kansas City Southern Company Guar. Notes 4.20% due 11/15/2069	546,000	590,228
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	1,668,000	1,749,547
Kinder Morgan, Inc. Company Guar. Notes 2.00% due 02/15/2031	1,233,000	1,171,164
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	553,000	607,730
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,526,303
LYB International Finance III LLC Company Guar. Bonds 4.20% due 05/01/2050	267,000	291,018
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	1,000,000	1,116,684
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	829,451
McDonald’s Corp. Senior Notes 3.60% due 07/01/2030	512,000	590,729
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	961,228
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	1,001,792
Mondelez International, Inc. Senior Notes 2.75% due 04/13/2030	1,522,000	1,640,516
Moody’s Corp. Senior Bonds 2.55% due 08/18/2060	240,000	214,434
Moody’s Corp. Senior Notes 3.25% due 05/20/2050	1,214,000	1,274,059
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,533,640
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,193,000	2,492,265
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	500,000	580,963
Mosaic Co. Senior Notes 4.25% due 11/15/2023	237,000	257,707
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	759,698
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	1,408,000	1,373,755
Noble Energy, Inc. Senior Notes 3.25% due 10/15/2029	785,000	868,611
Nucor Corp. Senior Notes 2.70% due 06/01/2030	360,000	384,351
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	2,165,000	2,398,985
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	782,543
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	260,596
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,728,000	1,839,490

Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	381,425
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	692,807
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	480,411
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	403,097
Prologis LP Senior Bonds 2.13% due 10/15/2050	658,000	590,371
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2050	3,376,000	3,719,794
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	923,709
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	669,052
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,383,048
Santander Holdings USA, Inc. Senior Notes 3.50% due 06/07/2024	717,000	772,121
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	989,218
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	779,596
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,144,647
Southwest Airlines Co. Senior Notes 4.75% due 05/04/2023	959,000	1,027,302
Southwest Airlines Co Senior Notes 5.25% due 05/04/2025	207,000	229,570
Starbucks Corp. Senior Bonds 3.50% due 11/15/2050	1,877,000	1,999,399
Steel Dynamics, Inc. Senior Notes 2.40% due 06/15/2025	130,000	136,411
Stryker Corp. Senior Notes 1.15% due 06/15/2025	1,870,000	1,889,803
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030*	3,816,000	4,286,742
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,386,542
Tyson Foods, Inc. Senior Notes 4.00% due 03/01/2026	500,000	574,087
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	496,000	671,333
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	997,000	993,840
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	319,000	326,784
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,920,000	2,346,910
ViacomCBS, Inc. Senior Notes 4.75% due 05/15/2025	1,296,000	1,487,622
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,677,000	2,849,148
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,888,000	2,056,391
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	750,000	789,260
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,072,792
Whirlpool Corp. Senior Notes 4.50% due 06/01/2046	578,000	687,302
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	711,129

Total U.S. Corporate Bonds & Notes (cost $185,762,752)		189,537,733

U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 0.7%
1.38% due 02/15/2044 TIPS(1)	2,819,718	3,941,767
United States Treasury Notes — 1.3%
0.88% due 01/15/2029 TIPS(1)	3,415,908	3,936,567
0.13% due 01/15/2030 TIPS(1)	3,605,290	3,936,151

Total U.S. Government Treasuries (cost $11,969,001)		11,814,485

COMMON STOCKS — 30.5%
Australia — 0.5%
Appen, Ltd.	1,131	25,816
Aristocrat Leisure, Ltd.	7,504	152,019
ASX, Ltd.	846	47,524
Australia & New Zealand Banking Group, Ltd.	11,319	150,525
Beach Energy, Ltd.	52,510	43,912
BHP Group, Ltd.	20,484	492,556
Brambles, Ltd.	7,402	50,080
BWP Trust	7,031	19,872
Commonwealth Bank of Australia	5,310	258,865
CSL, Ltd.	1,207	245,318
Deterra Royalties, Ltd.†	4,311	11,909
Iluka Resources, Ltd.	4,311	15,670
Lynas Corp., Ltd.†	15,705	31,392
Macquarie Group, Ltd.	1,740	155,622
Mineral Resources, Ltd.	1,381	24,327
National Australia Bank, Ltd.	11,956	157,183
OZ Minerals, Ltd.	2,873	30,055
Perseus Mining, Ltd.†	58,058	49,852
Regis Resources, Ltd.	6,932	20,309
Rio Tinto, Ltd.	3,338	217,676
Silver Lake Resources, Ltd.†	10,407	15,526
St. Barbara, Ltd.	10,771	20,167
Vicinity Centres	26,814	22,918
Wesfarmers, Ltd.	6,461	209,519
Westpac Banking Corp.	11,833	150,793
Woodside Petroleum, Ltd.	14,538	180,063
Woolworths Group, Ltd.	3,213	86,488

		2,885,956

Austria — 0.1%
ams AG†	1,567	33,517
ANDRITZ AG	741	24,964
Erste Group Bank AG†	7,339	150,874
Mayr-Melnhof Karton AG	70	11,432
OMV AG	2,674	61,715
Raiffeisen Bank International AG†	2,113	30,493
Verbund AG	692	39,815

		352,810

Belgium — 0.0%
Ageas SA/NV	1,357	54,633
Anheuser-Busch InBev SA NV	2,380	123,592
Galapagos NV†	132	15,589
Sofina SA	48	12,470

		206,284

Bermuda — 0.1%
Argo Group International Holdings, Ltd.	530	18,910
Assured Guaranty, Ltd.	581	14,833
Athene Holding, Ltd., Class A†	2,115	67,849
Axis Capital Holdings, Ltd.	982	41,921
China Gas Holdings, Ltd.	4,600	14,096
Essent Group, Ltd.	1,168	46,545
Everest Re Group, Ltd.	533	105,044
Hongkong Land Holdings, Ltd.	7,300	26,818
Invesco, Ltd.	2,560	33,562
Marvell Technology Group, Ltd.	1,770	66,393
Nordic American Tankers, Ltd.	1,488	4,330
RenaissanceRe Holdings, Ltd.	427	69,054
Triton International, Ltd.	635	23,419

		532,774

Brazil — 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	18,709
Cia. de Saneamento do Parana (Preference Shares)	35,100	29,118

		47,827

British Virgin Islands — 0.0%
Capri Holdings, Ltd.†	1,034	21,942

Canada — 0.9%
Advantage Oil & Gas, Ltd.†	11,500	18,990
Agnico Eagle Mines, Ltd.	1,332	105,446
Alamos Gold, Inc., Class A	5,531	50,523
Bank of Montreal	2,902	172,796
Bank of Nova Scotia	3,834	159,282
Barrick Gold Corp.	6,609	176,696
BCE, Inc.	2,126	85,436
Brookfield Asset Management, Inc., Class A	4,387	130,362
Canacol Energy, Ltd.	5,662	15,342
Canadian National Railway Co.	5,323	528,784
Canadian Natural Resources, Ltd.	4,323	68,789
Canadian Pacific Railway, Ltd.	562	167,946
Canadian Solar, Inc.†	580	21,083
Canadian Tire Corp., Ltd., Class A	771	86,099
Cargojet, Inc.	132	21,680
Centerra Gold, Inc.	2,819	24,629
CI Financial Corp.	4,267	49,738
Cogeco Communications, Inc.	200	13,931
Constellation Software, Inc.	189	198,404
Crescent Point Energy Corp.	6,384	7,954
Dollarama, Inc.	3,431	118,152
Enbridge, Inc.	4,970	136,943
First Quantum Minerals, Ltd.	2,651	30,464
Fortuna Silver Mines, Inc.†	2,643	17,477
Franco-Nevada Corp.	599	81,643
Genworth MI Canada, Inc.	1,779	59,020
IAMGOLD Corp.†	4,844	17,743
Imperial Oil, Ltd.	2,900	38,571
Keyera Corp.	3,309	46,966
Kirkland Lake Gold, Ltd.	1,333	60,732
Lundin Mining Corp.	7,232	43,697
Magna International, Inc.	2,212	112,949
Manulife Financial Corp.	18,377	249,110
Masonite International Corp.†	216	19,008
Open Text Corp.	960	35,271
Parex Resources, Inc.†	3,520	34,267
Pretium Resources, Inc.†	2,004	24,443
Royal Bank of Canada	3,536	247,252
Seven Generations Energy, Ltd., Class A†	17,199	60,932

Shopify, Inc., Class A†	260	239,691
SmartCentres Real Estate Investment Trust	10,334	163,352
SSR Mining, Inc.†	3,403	62,987
Sun Life Financial, Inc.	3,051	121,394
Suncor Energy, Inc.	11,584	130,682
TC Energy Corp.	3,222	126,820
Teranga Gold Corp.†	2,013	20,941
TFI International, Inc.	518	23,064
Torex Gold Resources, Inc.†	1,307	17,619
Toronto-Dominion Bank	5,423	239,258
Tourmaline Oil Corp.	8,175	105,907
Wesdome Gold Mines, Ltd.†	5,192	51,402
West Fraser Timber Co., Ltd.	365	16,928

		4,858,595

Cayman Islands — 0.2%
Alibaba Group Holding, Ltd. ADR†	366	111,517
China Conch Venture Holdings, Ltd.	9,500	42,356
China Lesso Group Holdings, Ltd.	13,000	21,068
CK Asset Holdings, Ltd.	36,000	166,800
Country Garden Services Holdings Co., Ltd.	8,000	50,429
Daqo New Energy Corp. ADR†	190	34,696
Endeavour Mining Corp.†	2,315	56,785
ENN Energy Holdings, Ltd.	1,000	12,672
Fu Shou Yuan International Group, Ltd.	20,000	20,638
Hengan International Group Co., Ltd.	3,500	24,354
Herbalife Nutrition, Ltd.†	1,534	69,245
Momo, Inc. ADR	1,157	17,355
Tencent Holdings, Ltd.	1,600	122,730
Vipshop Holdings, Ltd. ADR†	1,308	27,991
WH Group, Ltd.*	45,000	35,371
Xinyi Solar Holdings, Ltd.	38,000	69,592

		883,599

China — 0.0%
A-Living Services Co., Ltd.*	7,750	32,660
China Construction Bank Corp.	14,000	9,666
Industrial & Commercial Bank of China, Ltd.	37,000	20,818

		63,144

Curacao — 0.0%
Schlumberger, Ltd.	4,177	62,404

Denmark — 0.3%
AP Moller—Maersk A/S, Series B	27	43,188
Chr. Hansen Holding A/S	856	86,237
Danske Bank A/S†	1,967	26,170
DSV PANALPINA A/S	1,356	219,724
GN Store Nord A/S	1,078	77,636
Netcompany Group A/S†*	638	53,140
Novo Nordisk A/S, Class B	10,530	673,412
Orsted A/S*	1,077	171,097
Scandinavian Tobacco Group A/S*	2,016	28,510
SimCorp A/S	225	26,898
Vestas Wind Systems A/S	1,235	211,112

		1,617,124

Finland — 0.1%
Elisa Oyj	582	28,640
Neste Oyj	1,171	61,165
Nokia Oyj†	38,561	129,445
Nordea Bank Abp†	9,303	69,889
Sampo Oyj, Class A	1,455	54,927
UPM-Kymmene Oyj	3,170	89,645

		433,711

France — 0.9%
Air Liquide SA	2,226	325,827
Amundi SA†*	344	22,584
Atos SE†	736	50,317
AXA SA	10,203	164,830
BNP Paribas SA†	4,121	144,495
Bureau Veritas SA†	2,237	49,294
Cie de Saint-Gobain†	5,994	235,142
Cie Generale des Etablissements Michelin SCA	1,272	137,324
Danone SA	6,521	360,430
Engie SA†	6,416	77,772
EssilorLuxottica SA†	1,081	133,927
Eutelsat Communications SA	2,695	27,135
Faurecia SE†	1,126	42,778
Gaztransport Et Technigaz SA	1,534	147,621
Ipsen SA	590	53,737
Kering SA	234	141,571
Klepierre SA	1,603	20,444
L’Oreal SA	764	247,428
Legrand SA	1,789	132,438
LVMH Moet Hennessy Louis Vuitton SE	799	375,115
Metropole Television SA†	1,196	13,178
Peugeot SA†	3,502	62,994
Publicis Groupe SA	3,930	136,902
Rexel SA†	2,026	21,325
Rubis SCA	1,012	33,252
Safran SA†	855	90,859
Sanofi	6,342	573,312
Sartorius Stedim Biotech	131	49,860
Schneider Electric SE	1,918	233,099
Societe BIC SA	333	15,995
Societe Generale SA†	3,628	49,544
TOTAL SE	15,223	460,996
Vinci SA	2,625	207,720

		4,839,245

Germany — 0.7%
adidas AG†	469	139,359
Allianz SE	2,371	417,353
BASF SE	3,848	211,009
Bayer AG	2,429	114,155
Bayerische Motoren Werke AG	858	58,639
Daimler AG	5,900	305,264
Deutsche Bank AG†	10,956	100,692
Deutsche Telekom AG	9,721	148,033
Deutsche Wohnen SE	1,922	97,285

E.ON SE	9,376	97,780
Fresenius Medical Care AG & Co. KGaA	1,836	140,239
Henkel AG & Co. KGaA (Preference Shares)	2,070	202,020
HOCHTIEF AG	370	27,254
Infineon Technologies AG	4,604	128,931
KION Group AG	596	46,388
Muenchener Rueckversicherungs-Gesellschaft AG	354	82,846
Porsche Automobil Holding SE (Preference Shares)	1,312	70,302
ProSiebenSat.1 Media SE†	2,119	23,734
RWE AG	2,277	84,602
SAP SE	5,240	558,445
Schaeffler AG (Preference Shares)	2,709	16,497
Siemens AG	2,107	246,987
Siemens Energy AG†	1,053	23,056
Siltronic AG	236	22,348
Varta AG†	269	33,728
Volkswagen AG (Preference Shares)	1,497	218,099
Vonovia SE	1,673	106,809
Wacker Chemie AG	293	28,269

		3,750,123

Guernsey — 0.0%
Amdocs, Ltd.	3,935	221,855

Hong Kong — 0.2%
AIA Group, Ltd.	35,400	333,868
BOC Hong Kong Holdings, Ltd.	15,500	43,011
CLP Holdings, Ltd.	3,500	32,199
CNOOC, Ltd.	8,000	7,309
Galaxy Entertainment Group, Ltd.	14,000	92,347
Guangdong Investment, Ltd.	30,000	44,435
Hang Lung Properties, Ltd.	14,000	34,103
Hong Kong & China Gas Co., Ltd.	81,700	117,631
Hong Kong Exchanges & Clearing, Ltd.	4,300	206,246
Link REIT	7,300	55,744
PCCW, Ltd.	334,000	200,979
Sun Hung Kai Properties, Ltd.	8,000	102,578
Swire Properties, Ltd.	10,400	27,911
Techtronic Industries Co., Ltd.	4,000	53,804

		1,352,165

Hungary — 0.0%
Richter Gedeon Nyrt	916	18,735

India — 0.0%
Infosys, Ltd. ADR	6,087	86,862
Wipro, Ltd. ADR	2,650	12,826

		99,688

Indonesia — 0.0%
Astra International Tbk PT	58,700	21,694
Bank Mandiri Persero Tbk PT	36,200	14,023
Indofood CBP Sukses Makmur Tbk PT	41,800	27,395
Telekomunikasi Indonesia Persero Tbk PT	215,700	38,209
Unilever Indonesia Tbk PT	111,600	59,420

		160,741

Ireland — 0.4%
Accenture PLC, Class A	2,629	570,256
Aon PLC, Class A	1,522	280,063
CRH PLC	4,572	160,531
Eaton Corp. PLC	1,870	194,087
Horizon Therapeutics PLC†	477	35,742
James Hardie Industries PLC CDI	3,495	85,378
Jazz Pharmaceuticals PLC†	380	54,758
Linde PLC	1,364	300,544
Medtronic PLC	3,529	354,912
nVent Electric PLC	394	7,112
Seagate Technology PLC	565	27,018
Smurfit Kappa Group PLC	2,397	90,271
Trane Technologies PLC	1,123	149,078
Willis Towers Watson PLC	395	72,080

		2,381,830

Isle of Man — 0.0%
GVC Holdings PLC†	3,057	38,288

Israel — 0.1%
Bank Hapoalim BM	3,590	21,071
Check Point Software Technologies, Ltd.†	2,988	339,317
Isracard, Ltd.	1	2
NICE, Ltd., ADR†	394	89,935

		450,325

Italy — 0.2%
Anima Holding SpA*	4,767	17,831
Cerved Group SpA†	2,264	15,985
DiaSorin SpA	459	100,818
Enel SpA	51,412	409,463
Eni SpA	14,479	101,898
Hera SpA	2,311	7,250
Intesa Sanpaolo SpA†	105,927	175,735
Italgas SpA	5,042	29,151
Prysmian SpA	2,244	61,032
Recordati SpA	543	28,147
Reply SpA	219	23,550
Telecom Italia SpA	127,147	43,181
UniCredit SpA†	9,920	74,316

		1,088,357

Japan — 2.4%
ADEKA Corp.	1,700	22,052
AGC, Inc.	1,900	59,312
Air Water, Inc.	2,500	35,718
Aisin Seiki Co., Ltd.	1,300	39,465
Amada Co., Ltd.	3,200	27,799
Asahi Holdings, Inc.	500	16,303
Astellas Pharma, Inc.	20,000	275,253
Bank of Kyoto, Ltd.	600	26,467
BayCurrent Consulting, Inc.	300	38,884
Capcom Co., Ltd.	1,300	71,708
Central Japan Railway Co.	400	48,363
Chubu Electric Power Co., Inc.	1,900	21,260
Chugai Pharmaceutical Co., Ltd.	2,100	81,031

Coca-Cola Bottlers Japan Holdings, Inc.	1,600	22,673
Dai Nippon Printing Co., Ltd.	2,500	46,624
Dai-ichi Life Holdings, Inc.	5,100	75,977
Daiichi Sankyo Co., Ltd.	4,500	118,500
Daiwa Securities Group, Inc.	13,600	55,020
Denka Co., Ltd.	900	27,677
Denso Corp.	1,300	60,611
DIC Corp.	1,100	26,803
Dowa Holdings Co., Ltd.	800	22,858
Ebara Corp.	800	22,186
Eisai Co., Ltd.	700	54,452
ENEOS Holdings, Inc.	11,700	39,447
FANUC Corp.	500	106,275
Fast Retailing Co., Ltd.	300	209,801
FCC Co., Ltd.	1,700	32,670
Fuji Electric Co., Ltd.	500	15,185
Fujitsu, Ltd.	700	81,398
Furukawa Electric Co., Ltd.	1,100	27,490
GS Yuasa Corp.	1,100	19,139
Hino Motors, Ltd.	3,300	25,343
Hisamitsu Pharmaceutical Co., Inc.	1,700	81,238
Hitachi, Ltd.	8,300	279,896
Honda Motor Co., Ltd.	15,600	367,854
Hoya Corp.	1,900	215,122
Idemitsu Kosan Co., Ltd.	1,600	32,361
Inaba Denki Sangyo Co., Ltd.	500	12,035
Inpex Corp.	12,400	59,300
Isetan Mitsukoshi Holdings, Ltd.	3,000	14,618
Isuzu Motors, Ltd.	3,900	31,738
ITOCHU Corp.	6,300	151,555
Japan Petroleum Exploration Co., Ltd.	1,700	26,861
Japan Post Bank Co., Ltd.	10,600	84,486
Japan Retail Fund Investment Corp.	21	30,379
JGC Holdings Corp.	3,600	29,702
JTEKT Corp.	22,100	176,171
Kajima Corp.	6,200	66,047
Kamigumi Co., Ltd.	12,500	223,949
Kaneka Corp.	1,000	28,112
Kao Corp.	2,000	142,195
KDDI Corp.	17,700	474,015
Keyence Corp.	800	362,779
Kinden Corp.	1,300	20,426
Koei Tecmo Holdings Co, Ltd.	1,400	68,721
Komatsu, Ltd.	8,700	195,270
Kuraray Co., Ltd.	4,100	37,902
Lasertec Corp.†	400	34,546
M3, Inc.	1,300	87,713
Marubeni Corp.	6,600	34,372
Maruichi Steel Tube, Ltd.	800	18,397
Mazda Motor Corp.	3,400	17,978
Mebuki Financial Group, Inc.	88,100	176,849
Medley, Inc.†	400	22,388
Mitsubishi Corp.	1,300	29,074
Mitsubishi Gas Chemical Co., Inc.	900	16,396
Mitsubishi Logistics Corp.	700	18,321
Mitsubishi UFJ Financial Group, Inc.	70,300	277,117
Mitsui & Co., Ltd.	24,400	382,756
Mitsui Fudosan Co., Ltd.	4,700	80,320
Mitsui Mining & Smelting Co., Ltd.	800	20,216
Mizuho Financial Group, Inc.	16,600	204,655
MonotaRO Co., Ltd.	800	44,665
Murata Manufacturing Co., Ltd.	2,200	152,596
Nexon Co., Ltd.	11,700	327,420
NGK Insulators, Ltd.	2,100	30,043
NGK Spark Plug Co., Ltd.	1,700	29,891
Nidec Corp.	1,600	160,843
Nifco, Inc.	500	14,973
Nihon M&A Center, Inc.	1,200	70,215
Nikkon Holdings Co. Ltd.†	400	7,628
Nikon Corp.	4,200	25,496
Nintendo Co., Ltd.	400	218,423
Nippon Electric Glass Co., Ltd.	1,100	21,658
Nippon Kayaku Co., Ltd.	2,200	18,965
Nippon Shokubai Co., Ltd.	400	19,585
Nippon Telegraph & Telephone Corp.	19,300	407,515
Nippon Yusen KK	1,100	20,309
Nissan Chemical Corp.	700	37,118
Nissan Motor Co., Ltd.†	9,200	32,564
Nitori Holdings Co., Ltd.	400	82,544
Nomura Holdings, Inc.	27,400	122,166
Nomura Research Institute, Ltd.	1,800	52,971
NSK, Ltd.	5,400	43,261
NTT DOCOMO, Inc.	6,700	252,898
Obayashi Corp.	9,900	82,557
Odakyu Electric Railway Co., Ltd.	8,800	212,709
Oji Holdings Corp.	13,200	55,696
Olympus Corp.	3,100	59,273
Ono Pharmaceutical Co., Ltd.	7,300	207,539
Oracle Corp. Japan	500	50,101
Oriental Land Co., Ltd.	1,000	139,922
ORIX Corp.	4,400	51,344
Orix JREIT, Inc.	117	164,170
Osaka Gas Co., Ltd.	3,400	64,161
Recruit Holdings Co., Ltd.	4,400	168,065
Ricoh Co., Ltd.	5,800	38,191
Sankyu, Inc.	200	7,157
Sanwa Holdings Corp.	1,200	13,754
Secom Co., Ltd.	1,400	118,283
Seino Holdings Co., Ltd.	1,500	19,407
Sekisui Chemical Co., Ltd.	15,000	234,273
Sekisui House, Ltd.	3,000	49,746
Seven & i Holdings Co., Ltd.	3,300	100,788
Shimizu Corp.	9,100	62,971
Shin-Etsu Chemical Co., Ltd.	2,300	307,762
Shiseido Co., Ltd.	1,500	92,857
SMC Corp.	300	158,400
Sojitz Corp.	11,000	24,252
Sony Corp.	3,500	291,715
Subaru Corp.	2,200	40,481
Sumitomo Corp.	13,200	145,490
Sumitomo Electric Industries, Ltd.	9,100	100,376
Sumitomo Forestry Co., Ltd.	1,100	17,450
Sumitomo Heavy Industries, Ltd.	1,100	23,532
Sumitomo Mitsui Financial Group, Inc.	5,100	141,249
Sumitomo Rubber Industries, Ltd.	2,400	21,124
Sumitomo Seika Chemicals Co., Ltd	400	12,813
Suzuki Motor Corp.	1,400	60,293
Sysmex Corp.	900	84,700

T&D Holdings, Inc.	4,000	39,968
Taisei Corp.	1,900	59,010
Takeda Pharmaceutical Co., Ltd.	4,300	133,073
Teijin, Ltd.	2,700	41,434
Toho Co., Ltd.	900	35,680
Tokuyama Corp.	800	17,851
Tokyo Electron, Ltd.	500	134,009
Tokyo Gas Co., Ltd.	2,900	65,483
Tokyu Fudosan Holdings Corp.	6,100	26,694
Toppan Printing Co., Ltd.	3,800	48,202
Toray Industries, Inc.	10,500	47,632
Toshiba Corp.	2,800	70,712
Tosoh Corp.	2,100	34,196
Toyo Tire Corp.	1,300	19,390
Toyobo Co., Ltd.	1,400	18,632
Toyoda Gosei Co., Ltd.	800	20,311
Toyota Industries Corp.	900	58,215
Toyota Motor Corp.	6,800	445,351
Toyota Tsusho Corp.	1,400	39,201
Ube Industries, Ltd.	1,400	24,081
Ushio, Inc.	1,500	16,748
USS Co., Ltd.	2,500	45,942
West Holdings Corp.	1,560	53,008
Workman Co., Ltd.	300	26,559
Yamada Holdings Co., Ltd.	3,300	16,089
Yamaha Motor Co., Ltd.	1,300	18,609
Yokogawa Electric Corp.	6,900	101,458
Yokohama Rubber Co., Ltd.	2,000	28,783
Yuasa Trading Co., Ltd.	600	17,130
Zenkoku Hosho Co., Ltd.	1,600	62,995

		13,870,368

Jersey — 0.1%
Clarivate PLC†	4,004	111,111
Experian PLC	2,704	98,705
Ferguson PLC	1,105	110,881
Glencore PLC†	35,547	71,852
Man Group PLC	13,010	18,179
Polymetal International PLC	1,803	38,394
WPP PLC	7,549	60,445

		509,567

Luxembourg — 0.0%
RTL Group SA†	279	10,605
Subsea 7 SA†	2,749	18,136
Tenaris SA	3,693	17,647

		46,388

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	5,621
Hong Leong Bank Bhd	9,600	34,238
Malayan Banking Bhd	28,300	47,711

		87,570

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	17,629
Teekay Tankers, Ltd., Class A†	698	6,582

		24,211

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	6,023
Grupo Aeroportuario del Centro Norte SAB de CV†	6,500	29,357
Kimberly-Clark de Mexico SAB de CV, Class A	71,500	106,787
Wal-Mart de Mexico SAB de CV	6,500	15,739

		157,906

Netherlands — 0.5%
Adyen NV†*	17	28,687
AerCap Holdings NV†	788	19,566
Airbus SE†	1,524	111,944
ASML Holding NV	1,999	726,746
ASR Nederland NV	3,367	102,698
Euronext NV*	708	73,875
EXOR NV	658	34,215
ING Groep NV†	19,677	135,011
Just Eat Takeaway.com NV†*	714	79,453
Koninklijke Ahold Delhaize NV	4,793	131,709
Koninklijke DSM NV	545	87,268
Koninklijke Philips NV†	2,929	136,073
LyondellBasell Industries NV, Class A	1,553	106,303
Mylan NV†	4,894	71,159
NN Group NV	3,075	107,561
NXP Semiconductors NV	1,062	143,497
PostNL NV†	5,208	17,273
Prosus NV	1,949	194,814
Signify NV†*	1,883	67,099
Unilever NV	5,582	315,293
Wolters Kluwer NV	1,673	135,609

		2,825,853

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,530	35,393
Freightways, Ltd.	3,954	21,954
Spark New Zealand, Ltd.	45,125	133,922

		191,269

Norway — 0.1%
Equinor ASA	11,704	150,151
Norsk Hydro ASA†	15,931	44,651
Telenor ASA	15,092	232,946

		427,748

Philippines — 0.0%
Bank of the Philippine Islands	28,960	44,013

Portugal — 0.0%
EDP - Energias de Portugal SA	9,224	45,401

Puerto Rico — 0.0%
First BanCorp	3,422	22,209

Russia — 0.0%
Lukoil PJSC ADR	774	39,544

Singapore — 0.1%
Ascendas India Trust	20,800	19,824
CapitaLand, Ltd.	15,100	28,465
City Developments, Ltd.	4,600	21,424
ComfortDelGro Corp., Ltd.	12,200	12,080

DBS Group Holdings, Ltd.	6,000	89,372
Oversea-Chinese Banking Corp., Ltd.	27,100	167,024
Singapore Exchange, Ltd.	4,100	26,038
United Overseas Bank, Ltd.	7,600	105,643
UOL Group, Ltd.	4,000	18,211

		488,081

South Africa — 0.0%
Anglo American Platinum, Ltd.	920	60,350
AVI, Ltd.	4,252	19,235
Impala Platinum Holdings, Ltd.	3,383	29,711
Northam Platinum, Ltd.†	3,928	37,483
Vodacom Group, Ltd.	5,506	41,537

		188,316

South Korea — 0.0%
Hanwha Solutions Corp.	564	21,882
Kia Motors Corp.	957	42,887
KT&G Corp.	938	66,892
LG Corp.	390	23,400
LG Electronics, Inc.	339	25,298

		180,359

Spain — 0.2%
ACS Actividades de Construccion y Servicios SA	2,998	71,276
Amadeus IT Group SA	1,398	67,009
Banco Bilbao Vizcaya Argentaria SA	8,632	24,854
Banco Santander SA†	94,740	189,678
Iberdrola SA	18,581	219,197
Industria de Diseno Textil SA	8,599	212,781
Mediaset Espana Comunicacion SA†	7,195	24,060
Naturgy Energy Group SA	2,877	53,267
Red Electrica Corp. SA	6,541	115,251
Repsol SA	14,644	91,370
Zardoya Otis SA	3,709	22,660

		1,091,403

Sweden — 0.3%
Assa Abloy AB, Class B	5,871	126,075
Atlas Copco AB, Class A	3,661	161,692
EQT AB	2,411	45,973
Essity AB, Class B	10,162	294,336
Evolution Gaming Group AB*	1,181	87,769
Hennes & Mauritz AB, Class B	3,155	51,297
MIPS AB	427	18,393
Nolato AB†	407	33,850
Stillfront Group AB†	321	37,691
Swedish Match AB	2,595	195,652
Telefonaktiebolaget LM Ericsson, Class B	24,089	268,420
Trelleborg AB, Class B†	752	12,506
Volvo AB, Class B†	6,212	120,950

		1,454,604

Switzerland — 1.1%
ABB, Ltd.	8,994	218,092
Baloise Holding AG	492	67,374
Chubb, Ltd.	1,355	176,028
Cie Financiere Richemont SA	2,338	146,446
Credit Suisse Group AG	24,450	230,935
Garmin, Ltd.	1,391	144,692
Geberit AG	294	167,206
Givaudan SA	61	248,285
Logitech International SA	1,456	122,645
Lonza Group AG	203	122,775
Nestle SA	15,298	1,718,783
Novartis AG	12,991	1,013,897
Roche Holding AG	4,036	1,295,619
Sika AG	693	170,366
UBS Group AG	27,217	315,590
Zurich Insurance Group AG	676	223,843

		6,382,576

Taiwan — 0.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,566	131,340

Thailand — 0.0%
Energy Absolute PCL NVDR	23,900	29,220
Kasikornbank PCL NVDR	15,500	38,036
PTT PCL NVDR	12,600	12,553
TTW PCL NVDR	104,900	39,060

		118,869

Turkey — 0.0%
Turkcell Iletisim Hizmetleri AS	13,918	24,341

United Kingdom — 1.4%
Admiral Group PLC	327	11,654
Anglo American PLC	5,018	117,834
Ashmore Group PLC	4,361	20,137
Ashtead Group PLC	2,949	107,013
AstraZeneca PLC	6,252	629,308
Auto Trader Group PLC*	4,980	37,381
Aviva PLC	33,968	113,755
Babcock International Group PLC	7,655	21,546
BAE Systems PLC	11,289	58,075
Barclays PLC†	158,577	220,251
Barratt Developments PLC†	6,645	41,460
Beazley PLC	7,296	27,854
Bellway PLC	1,396	42,172
BP PLC	62,522	159,900
British American Tobacco PLC	11,696	371,604
Cairn Energy PLC†	16,168	29,129
Centrica PLC†	85,091	41,004
Compass Group PLC	5,013	68,571
Diageo PLC	15,009	485,501
Diploma PLC	1,536	44,314
Direct Line Insurance Group PLC	22,709	77,692
Games Workshop Group PLC	236	31,811
Gamma Communications PLC	865	18,739
GlaxoSmithKline PLC	26,048	434,590
Gulf Keystone Petroleum, Ltd.†	9,222	8,368
Hikma Pharmaceuticals PLC	2,668	86,781
Howden Joinery Group PLC†	2,399	19,806
HSBC Holdings PLC(LSE)	107,451	453,537
HSBC Holdings PLC(HKSE)	22,000	91,982
IG Group Holdings PLC	5,799	57,202
IMI PLC	1,835	24,653

Imperial Brands PLC	4,264	67,641
ITV PLC†	58,558	54,958
J Sainsbury PLC	12,243	31,987
Jupiter Fund Management PLC	7,457	22,448
Legal & General Group PLC	33,073	79,512
Liberty Global PLC, Class A†	3,809	72,295
Lloyds Banking Group PLC†	405,859	147,427
London Stock Exchange Group PLC	967	103,742
Marks & Spencer Group PLC	18,498	21,321
Meggitt PLC†	643	2,278
Moneysupermarket.com Group PLC	14,930	47,055
National Grid PLC	13,267	157,908
Natwest Group PLC†	54,092	87,100
Next PLC	763	57,753
PayPoint PLC	1,621	10,590
Pearson PLC	6,689	44,258
Prudential PLC	14,076	171,917
Rathbone Brothers PLC	817	15,402
Reckitt Benckiser Group PLC	2,449	215,793
Redrow PLC†	2,377	12,804
RELX PLC	15,838	313,484
Rightmove PLC†	7,151	57,299
Rio Tinto PLC	8,751	495,910
Rotork PLC	5,626	20,502
Royal Dutch Shell PLC, Class A	12,601	158,843
Royal Dutch Shell PLC, Class A(EN Amsterdam)	6,696	85,581
Royal Dutch Shell PLC, Class B	28,954	349,212
RSA Insurance Group PLC†	32,915	181,200
Sage Group PLC	5,771	47,555
Standard Chartered PLC†	29,087	133,129
Taylor Wimpey PLC†	25,518	34,898
Ultra Electronics Holdings PLC	1,429	34,808
Unilever PLC	8,153	464,884
Victrex PLC	779	18,629
Vistry Group PLC†	1,961	13,884
Vodafone Group PLC	68,525	91,537

		7,879,168

United States — 19.6%
3M Co.	4,983	797,081
Abbott Laboratories	6,302	662,403
AbbVie, Inc.	11,443	973,799
Activision Blizzard, Inc.	4,489	339,952
Acuity Brands, Inc.	554	49,384
Adobe, Inc.†	2,347	1,049,344
ADT, Inc.	2,774	18,281
Advanced Energy Industries, Inc.†	295	19,904
Advanced Micro Devices, Inc.†	2,703	203,509
AES Corp.	1,414	27,573
Affiliated Managers Group, Inc.	754	56,829
Aflac, Inc.	4,167	141,470
Agilent Technologies, Inc.	1,059	108,113
Air Products & Chemicals, Inc.	635	175,412
Alexion Pharmaceuticals, Inc.†	2,222	255,841
Align Technology, Inc.†	263	112,059
Allison Transmission Holdings, Inc.	1,711	61,853
Allstate Corp.	576	51,120
Ally Financial, Inc.	1,496	39,913
Alnylam Pharmaceuticals, Inc.†	504	61,977
Alphabet, Inc., Class A†	762	1,231,476
Alphabet, Inc., Class C†	2,030	3,290,650
Altria Group, Inc.	9,770	352,502
Amazon.com, Inc.†	1,674	5,082,515
American Equity Investment Life Holding Co.	1,236	30,678
American Express Co.	1,871	170,710
American Financial Group, Inc.	970	72,692
American Tower Corp.	1,019	234,013
Ameriprise Financial, Inc.	1,269	204,093
AMETEK, Inc.	940	92,308
Amgen, Inc.	3,988	865,157
Analog Devices, Inc.	1,315	155,867
ANSYS, Inc.†	199	60,570
Anthem, Inc.	1,493	407,290
API Group Corp.†*	1,347	19,383
Apple Hospitality REIT, Inc.	3,178	31,462
Apple, Inc.	70,162	7,637,835
Applied Materials, Inc.	3,260	193,090
Arcturus Therapeutics Holdings, Inc.†	677	36,612
Argonaut Gold, Inc.†	10,300	19,173
Arista Networks, Inc.†	209	43,660
Artisan Partners Asset Management, Inc., Class A	864	34,612
Asbury Automotive Group, Inc.†	320	32,954
AT&T, Inc.	31,358	847,293
Atkore International Group, Inc.†	867	17,938
Autodesk, Inc.†	806	189,845
Automatic Data Processing, Inc.	1,627	257,001
AutoNation, Inc.†	917	52,021
AutoZone, Inc.†	247	278,858
Avnet, Inc.	1,471	36,290
Bank of America Corp.	23,999	568,776
Bank of New York Mellon Corp.	6,155	211,486
Bank OZK	1,203	29,810
Baxter International, Inc.	1,475	114,416
Becton Dickinson and Co.	778	179,819
Berkshire Hathaway, Inc., Class B†	3,894	786,199
Best Buy Co., Inc.	242	26,995
Big Lots, Inc.	422	20,087
Biogen, Inc.†	1,078	271,731
BlackRock, Inc.	319	191,148
Blackstone Group, Inc., Class A	1,918	96,706
Boeing Co.	1,282	185,108
Bonanza Creek Energy, Inc.†	1,408	24,936
Booking Holdings, Inc.†	122	197,945
BorgWarner, Inc.	4,494	157,200
Boston Beer Co., Inc., Class A†	147	152,759
Boston Scientific Corp.†	4,549	155,894
Brady Corp., Class A	191	7,205
Brighthouse Financial, Inc.†	1,314	43,493
Brinker International, Inc.	351	15,283
Bristol-Myers Squibb Co.	16,511	965,068
Brixmor Property Group, Inc.	2,155	23,619
Broadcom, Inc.	1,926	673,387
Broadridge Financial Solutions, Inc.	530	72,928
Brown & Brown, Inc.	2,158	93,895
Brunswick Corp.	750	47,783
Builders FirstSource, Inc.†	1,807	54,752

Cabot Oil & Gas Corp.	1,846	32,840
Capital One Financial Corp.	3,599	263,015
Carlisle Cos., Inc.	250	30,968
Catalyst Pharmaceuticals, Inc.†	4,511	13,398
Caterpillar, Inc.	1,354	212,646
CDK Global, Inc.	999	43,057
CDW Corp.	979	120,025
Celanese Corp.	468	53,123
Centene Corp.†	1,730	102,243
Century Communities, Inc.†	451	17,517
Cerner Corp.	1,387	97,215
Change Healthcare, Inc.†	1,807	25,569
Charles Schwab Corp.	2,965	121,891
Charter Communications, Inc., Class A†	385	232,471
Chemed Corp.	41	19,611
Chevron Corp.	4,112	285,784
Chipotle Mexican Grill, Inc.†	91	109,335
Cigna Corp.	1,067	178,157
Cimarex Energy Co.	936	23,746
Cintas Corp.	255	80,210
Cisco Systems, Inc.	23,155	831,264
Citigroup, Inc.	12,241	507,022
Citizens Financial Group, Inc.	5,594	152,437
Citrix Systems, Inc.	900	101,943
Clorox Co.	601	124,557
CME Group, Inc.	858	129,318
CNX Resources Corp.†	6,108	59,248
Coca-Cola Co.	23,046	1,107,591
Cognex Corp.	662	43,626
Cognizant Technology Solutions Corp., Class A	2,567	183,335
Colgate-Palmolive Co.	6,797	536,215
Comcast Corp., Class A	15,355	648,595
Commercial Metals Co.	430	8,880
Conagra Brands, Inc.	1,390	48,775
Concho Resources, Inc.	1,899	78,827
ConocoPhillips	3,209	91,842
Cooper Tire & Rubber Co.	672	23,110
Corning, Inc.	4,978	159,147
Corteva, Inc.	2,513	82,879
CoStar Group, Inc.†	139	114,482
Costco Wholesale Corp.	1,132	404,826
Cracker Barrel Old Country Store, Inc.	420	47,804
Crane Co.	649	32,937
Crocs, Inc.†	551	28,834
Crown Castle International Corp.	1,048	163,698
CSX Corp.	2,270	179,194
CVS Health Corp.	3,380	189,584
D.R. Horton, Inc.	4,337	289,755
Dana, Inc.	2,069	28,945
Danaher Corp.	2,103	482,723
Darden Restaurants, Inc.	394	36,216
Deere & Co.	939	212,129
Deluxe Corp.	664	14,236
DexCom, Inc.†	246	78,617
Diamondback Energy, Inc.	864	22,429
Digital Realty Trust, Inc.	735	106,061
Discover Financial Services	1,951	126,835
Discovery, Inc., Class A†	7,265	147,044
DISH Network Corp., Class A†	1,235	31,480
Diversified Gas & Oil PLC	32,004	46,556
DocuSign, Inc.†	525	106,181
Dollar General Corp.	673	140,462
Dollar Tree, Inc.†	784	70,811
Dominion Energy, Inc.	2,838	228,005
Domino’s Pizza, Inc.	167	63,179
Domtar Corp.	1,021	24,381
Donaldson Co., Inc.	333	15,818
Dover Corp.	686	75,947
Dow, Inc.	2,780	126,462
Duke Energy Corp.	1,379	127,020
DuPont de Nemours, Inc.	2,226	126,615
Eastman Chemical Co.	1,182	95,553
eBay, Inc.	10,741	511,594
EchoStar Corp., Class A†	755	17,486
Ecolab, Inc.	758	139,161
Edison International	1,338	74,982
Edwards Lifesciences Corp.†	2,841	203,671
eHealth, Inc.†	252	16,912
Electronic Arts, Inc.†	883	105,810
Eli Lilly & Co.	5,145	671,217
Emergent BioSolutions, Inc.†	407	36,618
Emerson Electric Co.	2,431	157,504
Encore Capital Group, Inc.†	499	15,933
EnerSys	578	41,385
Enphase Energy, Inc.†	256	25,111
Ensign Group, Inc.	579	34,068
EOG Resources, Inc.	2,468	84,504
EPAM Systems, Inc.†	583	180,118
EPR Properties	288	6,866
EQT Corp.	3,407	51,582
Equinix, Inc.	220	160,873
Equitable Holdings, Inc.	4,626	99,413
Equity LifeStyle Properties, Inc.	3,496	206,928
Erie Indemnity Co., Class A	120	27,944
Estee Lauder Cos., Inc., Class A	571	125,426
Etsy, Inc.†	305	37,085
Evercore, Inc., Class A	537	42,713
Evergy, Inc.	3,483	192,262
Eversource Energy	1,932	168,606
Exact Sciences Corp.†	296	36,654
Exelon Corp.	3,724	148,550
Expeditors International of Washington, Inc.	1,101	97,295
Exxon Mobil Corp.	9,104	296,972
Facebook, Inc., Class A†	10,913	2,871,319
FactSet Research Systems, Inc.	482	147,733
Fastenal Co.	6,509	281,384
Federated Hermes, Inc.	2,777	66,370
FedEx Corp.	1,499	388,946
Fidelity National Information Services, Inc.	2,104	262,137
First American Financial Corp.	272	12,128
Fiserv, Inc.†	1,608	153,516
FLIR Systems, Inc.	1,894	65,703
Fluor Corp.	2,070	23,495
Foot Locker, Inc.	1,622	59,819
Ford Motor Co.	12,659	97,854

Fortinet, Inc.†	226	24,944
Franklin Resources, Inc.	3,204	60,075
Freeport-McMoRan, Inc.	4,246	73,626
Frontdoor, Inc.†	736	29,160
Generac Holdings, Inc.†	1,399	294,000
General Dynamics Corp.	1,048	137,634
General Electric Co.	19,059	141,418
General Mills, Inc.	2,722	160,925
General Motors Co.	4,023	138,914
Gentex Corp.	6,016	166,463
Gilead Sciences, Inc.	6,546	380,650
Global Payments, Inc.	2,145	338,352
Globe Life, Inc.	684	55,466
GMS, Inc.†	734	16,588
Goldman Sachs Group, Inc.	2,125	401,710
Graco, Inc.	700	43,330
Group 1 Automotive, Inc.	144	15,276
H&R Block, Inc.	2,771	47,827
Halozyme Therapeutics, Inc.†	1,620	45,360
Hanesbrands, Inc.	3,476	55,859
Harley-Davidson, Inc.	1,055	34,688
Hartford Financial Services Group, Inc.	1,041	40,099
HCA Healthcare, Inc.	896	111,050
Herman Miller, Inc.	1,026	31,262
Hershey Co.	1,590	218,561
Hess Corp.	1,351	50,284
Hewlett Packard Enterprise Co.	4,979	43,019
Hologic, Inc.†	838	57,671
Home Depot, Inc.	4,295	1,145,519
Honeywell International, Inc.	3,589	592,006
Houlihan Lokey, Inc.	1,462	91,667
Howmet Aerospace, Inc.	1,813	31,274
HP, Inc.	15,617	280,481
Hubbell, Inc.	507	73,774
Humana, Inc.	357	142,543
Huntington Bancshares, Inc.	5,538	57,817
IAC/InterActiveCorp†	1,086	131,102
IDEX Corp.	432	73,608
IDEXX Laboratories, Inc.†	218	92,611
Illinois Tool Works, Inc.	1,700	332,996
Illumina, Inc.†	341	99,811
Incyte Corp.†	758	65,673
Inovalon Holdings, Inc., Class A†	1,085	20,604
Inphi Corp.†	361	50,453
Intel Corp.	21,662	959,193
Intercontinental Exchange, Inc.	1,651	155,854
International Business Machines Corp.	1,961	218,965
International Flavors & Fragrances, Inc.	394	40,448
International Paper Co.	4,318	188,912
Interpublic Group of Cos., Inc.	2,700	48,843
Intuit, Inc.	1,504	473,279
Intuitive Surgical, Inc.†	382	254,825
IQVIA Holdings, Inc.†	580	89,314
J.M. Smucker Co.	387	43,421
J2 Global, Inc.†	684	46,430
Jack Henry & Associates, Inc.	207	30,688
Jefferies Financial Group, Inc.	780	15,218
Johnson & Johnson	13,250	1,816,707
Jones Lang LaSalle, Inc.	338	38,147
JPMorgan Chase & Co.	10,921	1,070,695
KB Home	1,072	34,572
KBR, Inc.	1,802	40,167
KeyCorp	4,133	53,646
Keysight Technologies, Inc.†	1,597	167,477
Kimberly-Clark Corp.	4,035	535,001
Kimco Realty Corp.	3,374	34,617
Kinder Morgan, Inc.	7,710	91,749
Kinsale Capital Group, Inc.	170	31,870
KLA Corp.	1,145	225,771
Kontoor Brands, Inc.	268	8,817
Kraft Heinz Co.	1,648	50,412
Kroger Co.	2,095	67,480
L Brands, Inc.	874	27,977
L3Harris Technologies, Inc.	635	102,305
Laboratory Corp. of America Holdings†	844	168,606
Lam Research Corp.	813	278,111
Landstar System, Inc.	552	68,834
Las Vegas Sands Corp.	1,740	83,624
Lear Corp.	840	101,480
Lennar Corp., Class A	2,725	191,377
LGI Homes, Inc.†	278	29,713
Liberty Broadband Corp., Class C†	1,246	176,571
Liberty Media Corp. - Liberty Formula One, Series C†	2,706	97,768
Lincoln National Corp.	3,737	131,169
Lithia Motors, Inc., Class A	339	77,824
Lockheed Martin Corp.	558	195,373
Loews Corp.	1,141	39,570
Lowe’s Cos., Inc.	2,348	371,219
Lululemon Athletica, Inc.†	254	81,100
M/I Homes, Inc.†	489	20,010
Madison Square Garden Entertainment Corp.†	269	17,485
Malibu Boats, Inc., Class A†	368	18,705
Marathon Oil Corp.	11,800	46,728
Marathon Petroleum Corp.	1,662	49,029
Marriott International, Inc., Class A	1,357	126,038
Marsh & McLennan Cos., Inc.	2,365	244,683
MasTec, Inc.†	462	22,934
Mastercard, Inc., Class A	2,995	864,477
Match Group, Inc.†	1,398	163,258
McDonald’s Corp.	2,127	453,051
McKesson Corp.	513	75,662
MDC Holdings, Inc.	729	31,726
MDU Resources Group, Inc.	1,547	36,757
Medifast, Inc.	303	42,568
MercadoLibre, Inc.†	101	122,619
Merck & Co., Inc.	15,493	1,165,229
Meritage Homes Corp.†	604	52,602
Meritor, Inc.†	781	19,010
MetLife, Inc.	3,786	143,300
MGIC Investment Corp.	4,853	48,821
Microchip Technology, Inc.	1,067	112,120
Micron Technology, Inc.†	3,990	200,857
Microsoft Corp.	30,814	6,238,911
MKS Instruments, Inc.	350	37,937
Molina Healthcare, Inc.†	304	56,687
Mondelez International, Inc., Class A	3,736	198,456

Monster Beverage Corp.†	5,307	406,357
Moody’s Corp.	1,139	299,443
Morgan Stanley	4,682	225,438
Mosaic Co.	1,559	28,842
MSC Industrial Direct Co., Inc., Class A	669	46,603
National Fuel Gas Co.	1,214	48,511
Netflix, Inc.†	1,286	611,802
Newmont Corp.	6,001	377,103
Nexstar Media Group, Inc., Class A	357	29,417
NextEra Energy, Inc.	7,516	550,246
NIC, Inc.	1,110	24,886
NIKE, Inc., Class B	6,021	723,002
Norfolk Southern Corp.	1,044	218,321
Northrop Grumman Corp.	385	111,581
NortonLifeLock, Inc.	3,441	70,781
Novavax, Inc.†	1,221	98,547
NVIDIA Corp.	2,223	1,114,523
NVR, Inc.†	35	138,358
O’Reilly Automotive, Inc.†	401	175,077
Okta, Inc.†	495	103,866
Old Republic International Corp.	968	15,759
Omega Healthcare Investors, Inc.	1,339	38,577
Omnicom Group, Inc.	1,170	55,224
Onto Innovation, Inc.†	797	25,560
Oracle Corp.	14,767	828,576
Otis Worldwide Corp.	886	54,294
Owens & Minor, Inc.	1,036	26,024
Owens Corning	740	48,448
Pacira BioSciences, Inc.†	715	37,395
Palo Alto Networks, Inc.†	301	66,578
Park Hotels & Resorts, Inc.	1,773	17,606
Parsley Energy, Inc., Class A	2,642	26,446
Patrick Industries, Inc.	364	20,293
Paychex, Inc.	2,952	242,802
PayPal Holdings, Inc.†	5,417	1,008,266
PDC Energy, Inc.†	4,103	48,908
PepsiCo, Inc.	7,759	1,034,197
PerkinElmer, Inc.	805	104,288
Pfizer, Inc.	31,415	1,114,604
Philip Morris International, Inc.	7,689	546,073
Phillips 66	2,626	122,529
PNC Financial Services Group, Inc.	865	96,776
Pool Corp.	315	110,196
PRA Group, Inc.†	546	18,635
Premier, Inc., Class A	579	18,951
Principal Financial Group, Inc.	2,696	105,737
Procter & Gamble Co.	12,252	1,679,749
Progressive Corp.	1,695	155,770
Prologis, Inc.	2,125	210,800
Prudential Financial, Inc.	2,508	160,562
Public Storage	598	136,984
PulteGroup, Inc.	3,199	130,391
Purple Innovation, Inc.†	892	25,306
Qorvo, Inc.†	745	94,883
QUALCOMM, Inc.	7,414	914,591
Quest Diagnostics, Inc.	1,900	232,066
Quidel Corp.†	281	75,389
Radian Group, Inc.	3,108	55,789
Range Resources Corp.	2,234	14,700
Raytheon Technologies Corp.	3,935	213,749
Regeneron Pharmaceuticals, Inc.†	449	244,058
Reinsurance Group of America, Inc.	241	24,346
Renewable Energy Group, Inc.†	1,884	106,258
Republic Services, Inc.	2,398	211,432
Retail Properties of America, Inc., Class A	3,765	19,729
REX American Resources Corp.†	168	12,212
Reynolds Consumer Products, Inc.	1,403	39,621
RingCentral, Inc., Class A†	273	70,527
Rockwell Automation, Inc.	345	81,806
Rollins, Inc.	840	48,594
Roper Technologies, Inc.	784	291,131
Ross Stores, Inc.	1,276	108,677
RPM International, Inc.	2,320	196,434
S&P Global, Inc.	710	229,138
Sabra Health Care REIT, Inc.	2,640	34,742
salesforce.com, Inc.†	2,762	641,530
Sarepta Therapeutics, Inc.†	151	20,522
SBA Communications Corp.	373	108,308
Science Applications International Corp.	732	55,903
SEI Investments Co.	2,958	145,386
Selectquote, Inc.†	1,097	18,890
Sempra Energy	1,518	190,296
ServiceNow, Inc.†	495	246,297
Sherwin-Williams Co.	256	176,123
Signature Bank	451	36,414
Silgan Holdings, Inc.	882	30,385
Simon Property Group, Inc.	2,628	165,065
Simpson Manufacturing Co., Inc.	744	66,008
SL Green Realty Corp.	652	27,912
Snap-on, Inc.	581	91,525
SolarEdge Technologies, Inc.†	106	27,315
Southern Co.	3,492	200,615
Splunk, Inc.†	548	108,526
Square, Inc., Class A†	1,037	160,611
SS&C Technologies Holdings, Inc.	1,499	88,771
Starbucks Corp.	3,018	262,445
State Street Corp.	2,422	142,656
Stryker Corp.	911	184,031
Synaptics, Inc.†	497	38,105
Synchrony Financial	1,669	41,758
Sysco Corp.	1,570	86,837
T-Mobile US, Inc.†	925	101,352
T. Rowe Price Group, Inc.	2,635	333,749
Take-Two Interactive Software, Inc.†	912	141,287
Tapestry, Inc.	2,948	65,534
Target Corp.	1,150	175,053
Taylor Morrison Home Corp.†	1,502	32,443
Tempur Sealy International, Inc.†	397	35,333
Tesla, Inc.†	2,549	989,114
Texas Instruments, Inc.	3,503	506,499
Thermo Fisher Scientific, Inc.	2,234	1,056,950
TJX Cos., Inc.	3,659	185,877
Toll Brothers, Inc.	1,204	50,905
Toro Co.	971	79,719
Tractor Supply Co.	457	60,877
TransDigm Group, Inc.	185	88,321
TRI Pointe Group, Inc.†	2,196	36,080

Truist Financial Corp.	5,488	231,155
Tupperware Brands Corp.†	858	27,216
Twilio, Inc., Class A†	342	95,408
Twitter, Inc.†	2,103	86,980
Tyson Foods, Inc., Class A	1,279	73,197
Uber Technologies, Inc.†	2,375	79,349
UFP Industries, Inc.	472	23,558
Union Pacific Corp.	1,849	327,624
United Parcel Service, Inc., Class B	1,515	238,022
United Rentals, Inc.†	308	54,913
United Therapeutics Corp.†	374	50,202
UnitedHealth Group, Inc.	4,565	1,392,964
Universal Display Corp.	138	27,367
Unum Group	2,906	51,320
US Bancorp	5,832	227,156
Valero Energy Corp.	2,444	94,363
Veeva Systems, Inc., Class A†	828	223,601
Ventas, Inc.	1,518	59,915
VeriSign, Inc.†	578	110,225
Verisk Analytics, Inc.	402	71,544
Verizon Communications, Inc.	20,897	1,190,920
Vertex Pharmaceuticals, Inc.†	708	147,519
VF Corp.	1,246	83,731
ViacomCBS, Inc., Class B	2,137	61,054
Visa, Inc., Class A	7,742	1,406,799
Vontier Corp.†	990	28,453
Voya Financial, Inc.	410	19,651
Walgreens Boots Alliance, Inc.	2,015	68,591
Walmart, Inc.	2,589	359,224
Walt Disney Co.	4,617	559,811
Waste Management, Inc.	3,908	421,712
Waters Corp.†	538	119,877
WEC Energy Group, Inc.	619	62,240
Wells Fargo & Co.	21,110	452,809
Welltower, Inc.	2,068	111,196
WESCO International, Inc.†	540	22,270
West Pharmaceutical Services, Inc.	107	29,111
Western Digital Corp.	1,462	55,161
Western Union Co.	7,874	153,071
Weyerhaeuser Co.	4,771	130,201
Whirlpool Corp.	218	40,321
Williams-Sonoma, Inc.	666	60,746
Winnebago Industries, Inc.	524	24,602
Workday, Inc., Class A†	790	165,995
WW Grainger, Inc.	417	145,958
Xenia Hotels & Resorts, Inc.	1,956	16,117
Xilinx, Inc.	2,219	263,373
Yum! Brands, Inc.	1,254	117,036
Zimmer Biomet Holdings, Inc.	714	94,319
Zoetis, Inc.	2,980	472,479
Zoom Video Communications, Inc., Class A†	285	131,359
Zynga, Inc., Class A†	15,117	135,902

		113,179,534

Total Common Stocks (cost $165,856,179)		175,778,160

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.5%
United Kingdom — 0.1%
BP Capital Markets PLC Company Guar. Notes 4.38% due 06/22/2025(2)	790,000	815,675

United States — 1.4%
M&T Bank Corp. Series F 5.13% due 11/01/2026(2)	617,000	647,335
Progressive Corp. Series B 5.38% due 03/15/2023(2)	1,507,000	1,507,000
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	687,990
Sempra Energy 4.88% due 10/15/2025(2)	141,000	146,640
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	849,009
State Street Corp Series H 5.63% due 12/15/2023(2)	362,000	370,354
Truist Financial Corp. Series N 4.80% due 09/01/2024(2)	3,592,000	3,621,275

		7,829,603

Total Preferred Securities/Capital Securities (cost $8,458,237)		8,645,278

EXCHANGE-TRADED FUNDS — 1.0%
iShares Core S&P 500 ETF	252	82,560
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	223,976	5,892,809

Total Exchange-Traded Funds (cost $5,992,738)		5,975,369

OPTIONS - PURCHASED — 0.5%
Exchange-Traded Put Options – Purchased(4) (cost $2,693,910)	543	3,027,790

Total Long-Term Investment Securities (cost $407,163,781)		421,848,730

SHORT-TERM INVESTMENT SECURITIES — 24.1%
Registered Investment Companies — 24.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.09%(3) (cost $138,639,385)	138,717,971	138,745,714

TOTAL INVESTMENTS (cost $545,803,166)	97.2%	560,594,444
Other assets less liabilities	2.8	15,876,399

NET ASSETS	100.0%	$576,470,843

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $32,714,821 representing 5.7% of net assets.

†	Non-income producing security
(1)	Principal amount of security is adjusted for inflation.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	The rate shown is the 7-day yield as of October 31, 2020.
(4)	Options – Purchased:

Exchange – Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	November 2020	$2,780	46	$15,041,816	$303,701	$67,620	$(236,081)
S&P 500 Index	December 2020	2,745	48	15,695,808	381,148	163,680	(217,468)
S&P 500 Index	November 2020	2,825	53	17,330,788	212,547	93,015	(119,532)
S&P 500 Index	December 2020	2,805	50	16,349,800	271,386	203,750	(67,636)
S&P 500 Index	November 2020	2,875	30	9,809,880	140,512	64,650	(75,862)
S&P 500 Index	December 2020	2,870	56	18,311,776	285,898	277,200	(8,698)
S&P 500 Index	January 2021	2,960	155	50,684,380	679,477	1,408,950	729,473
S&P 500 Index	January 2021	2,930	55	17,984,780	273,555	461,175	187,620
S&P 500 Index	December 2020	2,920	50	16,349,800	145,686	287,750	142,064

					$2,693,910	$3,027,790	$333,880

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

EN Amsterdam — Euronext Amsterdam Stock Exchange

ETF — Exchange Traded Fund

HKSE — Hong Kong Stock Exchange

LSE — London Stock Exchange

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
70	Long	SPI 200 Index	December 2020	$7,189,904	$7,277,349	$87,445
61	Long	MSCI Emerging Markets Index	December 2020	3,279,502	3,360,795	81,293
68	Long	Nikkei 225 E-Mini Index	December 2020	14,983,733	15,038,856	55,123
370	Short	Euro Stoxx 50 Index	December 2020	14,170,526	12,806,889	1,363,637
41	Short	Topix Index	December 2020	6,241,157	6,226,545	14,612
58	Short	FTSE 100 Index	December 2020	4,389,666	4,182,915	206,751
533	Short	S&P 500 E-Mini Index	December 2020	90,025,922	87,004,255	3,021,667
640	Short	U.S. Treasury 10 Year Notes	December 2020	89,039,243	88,460,000	579,243
137	Short	U.S. Treasury 5 Year Notes	December 2020	17,256,882	17,207,414	49,468
197	Short	U.S. Treasury 2 Year Notes	December 2020	43,507,621	43,506,219	1,402

						$5,460,641

						Unrealized (Depreciation)
25	Long	S&P/Toronto Stock Exchange 60 Index	December 2020	$3,589,832	$3,472,942	$(116,890)
698	Long	Euro Stoxx 50 Index	December 2020	26,795,997	24,160,024	(2,635,973)
55	Long	FTSE 100 Index	December 2020	4,275,971	3,966,558	(309,413)
102	Long	Nasdaq 100 E-Mini Index	December 2020	22,998,170	22,534,350	(463,820)
775	Long	S&P 500 E-Mini Index	December 2020	131,220,399	126,507,125	(4,713,274)
99	Long	E-Mini Russ 2000 Index	December 2020	7,704,485	7,607,160	(97,325)
115	Long	U.S. Treasury Long Bonds	December 2020	20,197,892	19,833,906	(363,986)
61	Long	U.S. Treasury 2 Year Notes	December 2020	13,472,432	13,471,469	(963)

						$(8,701,644)

		Net Unrealized Appreciation (Depreciation)				$(3,241,003)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	3,403,000	USD	4,003,303	11/24/2020	$38,164	$—

Barclays Bank PLC	ILS	18,413,000	USD	5,432,757	11/24/2020	35,370	—
	MXN	53,362,000	USD	2,519,974	11/24/2020	9,906	—
	SGD	6,931,000	USD	5,095,593	11/24/2020	21,438	—
	TWD	254,286,000	USD	8,843,192	11/09/2020	—	(74,899)
	USD	2,547,576	CLP	1,976,919,000	11/09/2020	8,696	—
	USD	2,582,824	HUF	805,054,000	11/24/2020	—	(27,608)
	USD	26,529,073	JPY	2,790,465,534	11/24/2020	130,311	—
	ZAR	39,035,000	USD	2,348,589	11/24/2020	—	(44,199)

						205,721	(146,706)

Citibank N.A.	AUD	2,815,000	USD	1,995,715	11/24/2020	16,829	—
	CAD	2,640,000	USD	2,001,256	11/24/2020	19,573	—
	CHF	4,152,719	GBP	3,509,000	11/09/2020	16,445	—
	CHF	3,999,000	USD	4,349,449	11/09/2020	—	(12,523)
	GBP	5,422,000	USD	7,003,375	11/09/2020	—	(21,102)
	GBP	253,400	USD	326,338	12/02/2020	—	(2,001)
	JPY	380,636,000	USD	3,591,831	11/09/2020	—	(44,041)
	KRW	4,525,857,000	USD	3,985,408	12/09/2020	5,258	—
	NZD	2,948,000	AUD	2,746,009	11/24/2020	—	(18,867)
	NZD	4,292,000	USD	2,834,965	11/24/2020	—	(2,957)
	USD	7,009,696	GBP	5,422,000	11/09/2020	14,781	—
	USD	3,985,432	KRW	4,525,857,000	11/09/2020	—	(4,597)
	USD	9,554,533	GBP	7,377,000	11/24/2020	3,618	—
	USD	1,857,450	SEK	16,416,000	11/24/2020	—	(12,210)

						76,504	(118,298)

Morgan Stanley and Co. International PLC	AUD	5,421,000	EUR	3,276,281	11/24/2020	6,638	—
	CLP	1,976,919,000	USD	2,556,802	11/09/2020	529	—
	COP	9,903,351,000	USD	2,565,635	11/09/2020	7,363	—
	EUR	3,984,553	JPY	491,469,000	11/24/2020	52,610	—
	GBP	284,300	USD	372,006	12/02/2020	3,630	—
	INR	1,229,000	USD	16,452	12/09/2020	20	—
	JPY	500,758,735	EUR	4,060,000	11/24/2020	—	(53,451)
	RUB	174,031,000	USD	2,193,760	11/09/2020	4,611	—
	USD	2,560,701	INR	189,245,000	11/09/2020	—	(20,868)
	USD	8,476,321	CAD	11,196,000	11/24/2020	—	(72,185)
	USD	6,842,007	CHF	6,253,000	11/24/2020	—	(18,483)
	USD	2,487,871	CZK	58,081,000	11/24/2020	—	(5,199)
	USD	264,854	DKK	1,682,000	11/24/2020	—	(1,591)
	USD	2,430,527	PLN	9,463,000	11/24/2020	—	(39,908)
	USD	2,556,372	CLP	1,976,919,000	12/09/2020	—	(290)
	USD	2,562,382	COP	9,903,351,000	12/09/2020	—	(7,887)
	USD	2,187,088	RUB	174,031,000	12/09/2020	—	(5,116)

						75,401	(224,978)

UBS AG	AUD	2,769,000	NZD	2,972,785	11/24/2020	19,092	—
	AUD	8,214,000	USD	5,802,564	11/24/2020	28,295	—
	BRL	26,016,000	USD	4,625,149	11/04/2020	91,126	—
	CAD	7,713,000	USD	5,807,531	11/24/2020	17,866	—
	CHF	4,148,101	GBP	3,509,000	11/24/2020	19,929	—
	CHF	3,999,000	USD	4,369,666	11/24/2020	5,797	—
	EUR	3,248,000	USD	3,796,068	11/24/2020	11,533	—
	GBP	3,509,000	CHF	4,149,536	11/09/2020	—	(19,916)
	GBP	3,681,215	CHF	4,347,000	11/24/2020	—	(26,017)
	INR	189,245,000	USD	2,568,210	11/09/2020	28,377	—
	JPY	380,636,000	USD	3,642,683	11/24/2020	6,186	—
	KRW	10,063,666,000	USD	8,656,917	11/09/2020	—	(194,842)
	PHP	171,664,000	USD	3,536,474	11/09/2020	—	(3,218)
	PHP	48,449,000	USD	1,000,537	12/09/2020	2,988	—
	SGD	11,601,000	USD	8,540,603	11/24/2020	47,561	—
	THB	79,628,000	USD	2,551,771	12/09/2020	—	(2,506)
	TWD	60,974,000	USD	2,137,564	11/09/2020	—	(862)
	TWD	315,260,000	USD	11,128,526	12/09/2020	—	(3,082)
	USD	4,607,683	BRL	26,016,000	11/04/2020	—	(73,660)
	USD	4,367,800	CHF	3,999,000	11/09/2020	—	(5,827)
	USD	2,592,161	COP	9,903,351,000	11/09/2020	—	(33,889)
	USD	3,642,080	JPY	380,636,000	11/09/2020	—	(6,209)
	USD	4,830,520	KRW	5,537,809,000	11/09/2020	40,404	—
	USD	3,548,939	PHP	171,664,000	11/09/2020	—	(9,247)
	USD	2,240,416	RUB	174,031,000	11/09/2020	—	(51,267)
	USD	11,053,997	TWD	315,260,000	11/09/2020	2,520	—
	USD	2,035,098	AUD	2,877,000	11/24/2020	—	(12,627)
	USD	2,539,542	CHF	2,310,000	11/24/2020	—	(18,777)
	USD	2,531,045	CZK	58,774,000	11/24/2020	—	(18,751)
	USD	12,385,058	EUR	10,571,000	11/24/2020	—	(67,843)
	USD	5,056,729	MXN	107,666,000	11/24/2020	7,718	—
	USD	4,621,329	BRL	26,016,000	12/02/2020	—	(93,593)

						329,392	(642,133)

Unrealized Appreciation (Depreciation)						$725,182	$(1,132,115)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound Sterling

HUF — Hungarian Forint

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

THB — Thai Baht

TWD — Taiwan Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	24.1%
Diversified Banking Institutions	6.9
Real Estate Investment Trusts	5.5
Medical-Drugs	3.4
Banks-Commercial	2.4
Telephone-Integrated	2.2
Electronic Components-Semiconductors	2.0
Electric-Integrated	1.8
Computers	1.7
Oil Companies-Exploration & Production	1.5
United States Treasury Notes	1.3
Cable/Satellite TV	1.3
E-Commerce/Products	1.3
Applications Software	1.3
Auto-Cars/Light Trucks	1.3
Commercial Services-Finance	1.2
Oil Companies-Integrated	1.1
Banks-Super Regional	1.1
Tobacco	1.1
Exchange-Traded Funds	1.0
Web Portals/ISP	1.0
Medical-Biomedical/Gene	1.0
Semiconductor Components-Integrated Circuits	0.9
Data Processing/Management	0.9
Pipelines	0.8
Food-Misc./Diversified	0.8
Cellular Telecom	0.8
Finance-Credit Card	0.8
Cosmetics & Toiletries	0.8
Insurance-Life/Health	0.7
United States Treasury Bonds	0.7
Retail-Restaurants	0.7
Medical Instruments	0.7
Enterprise Software/Service	0.7
Brewery	0.6
Internet Content-Entertainment	0.6
Diagnostic Equipment	0.6
Retail-Apparel/Shoe	0.6
Diversified Manufacturing Operations	0.6
Insurance-Property/Casualty	0.6
Transport-Rail	0.6
Medical Products	0.5
Pharmacy Services	0.5
Options Purchased	0.5
Gold Mining	0.5
Beverages-Non-alcoholic	0.5
Food-Confectionery	0.5
Semiconductor Equipment	0.5
Chemicals-Diversified	0.4
Building Products-Air & Heating	0.4
Finance-Other Services	0.4
Retail-Gardening Products	0.4
Medical-HMO	0.4
Industrial Gases	0.4
Retail-Building Products	0.4
Machinery-Construction & Mining	0.4
Transport-Services	0.4
Machinery-General Industrial	0.3
Drug Delivery Systems	0.3
Television	0.3
Casino Hotels	0.3
Diversified Financial Services	0.3
Commercial Services	0.3
Non-Hazardous Waste Disposal	0.3
Networking Products	0.3
Gas-Distribution	0.2
Computer Services	0.2
Electric-Distribution	0.2
Oil Refining & Marketing	0.2
Building-Residential/Commercial	0.2
Insurance-Multi-line	0.2
Broadcast Services/Program	0.2
Food-Meat Products	0.2
Retail-Discount	0.2
Airlines	0.2
Entertainment Software	0.2
Coatings/Paint	0.2
Investment Management/Advisor Services	0.2
Medical-Hospitals	0.2
Electronic Forms	0.2
Aerospace/Defense	0.2
Metal-Diversified	0.2
Chemicals-Specialty	0.2
Tools-Hand Held	0.2
Insurance Brokers	0.2
Banks-Fiduciary	0.2
Internet Content-Information/News	0.2
Power Converter/Supply Equipment	0.2
Soap & Cleaning Preparation	0.2
Auto/Truck Parts & Equipment-Original	0.1
Building Products-Cement	0.1
Rental Auto/Equipment	0.1
Building & Construction Products-Misc.	0.1
Athletic Footwear	0.1
Machinery-Pumps	0.1
Containers-Metal/Glass	0.1
Instruments-Controls	0.1
Electronic Components-Misc.	0.1
Consumer Products-Misc.	0.1
Distribution/Wholesale	0.1
Import/Export	0.1
Electronic Measurement Instruments	0.1
Industrial Automated/Robotic	0.1
Multimedia	0.1
Appliances	0.1
Telecom Services	0.1
E-Commerce/Services	0.1
Medical Labs & Testing Services	0.1
Diversified Minerals	0.1
Retail-Auto Parts	0.1
Real Estate Operations & Development	0.1
Steel-Producers	0.1
Energy-Alternate Sources	0.1
Beverages-Wine/Spirits	0.1
Public Thoroughfares	0.1
Cruise Lines	0.1
Insurance-Reinsurance	0.1
Textile-Apparel	0.1
Computer Data Security	0.1
Food-Dairy Products	0.1
Internet Application Software	0.1
Building Societies	0.1
Machinery-Electrical	0.1
Audio/Video Products	0.1
Building-Heavy Construction	0.1
Toys	0.1
Machinery-Farming	0.1
Wireless Equipment	0.1

97.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$27,069,915		$—	$27,069,915
U.S. Corporate Bonds & Notes	—	189,537,733		—	189,537,733
U.S. Government Treasuries	—	11,814,485		—	11,814,485
Common Stocks	123,000,053	52,778,107	**	—	175,778,160
Preferred Securities/Capital Securities	—	8,645,278		—	8,645,278
Exchange-Traded Funds	5,975,369	—		—	5,975,369
Options-Purchased	3,027,790	—		—	3,027,790
Short-Term Investment Securities	138,745,714	—		—	138,745,714

Total Investments at Value	$270,748,926	$289,845,518		$—	$560,594,444

Other Financial Instruments:†
Futures Contracts	$3,733,073	$1,727,568	**	$—	$5,460,641
Forward Foreign Currency Contracts	—	725,182		—	725,182

Total Other Financial Instruments	$3,733,073	$2,452,750		$—	$6,185,823

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,756,258	$2,945,386	**	$—	$8,701,644
Forward Foreign Currency Contracts	—	1,132,115		—	1,132,115

Total Other Financial Instruments	$5,756,258	$4,077,501		$—	$9,833,759

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.0%
Advanced Materials — 0.1%
Haynes International, Inc.	1,394	$22,597
Lydall, Inc.†	1,910	37,799
Materion Corp.	2,267	116,047

		176,443

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†	1,468	23,459

Advertising Services — 0.0%
Fluent, Inc.†	4,671	11,911
National CineMedia, Inc.	6,953	13,802

		25,713

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,418	184,639
Kratos Defense & Security Solutions, Inc.†	13,559	256,130
National Presto Industries, Inc.	570	47,361
Park Aerospace Corp.	2,198	23,277

		511,407

Aerospace/Defense-Equipment — 0.4%
AAR Corp.	3,742	72,819
Aerojet Rocketdyne Holdings, Inc.†	8,196	265,714
Astronics Corp.†	2,613	16,723
Barnes Group, Inc.	5,248	192,602
Ducommun, Inc.†	1,203	39,579
Kaman Corp.	3,083	122,272
Moog, Inc., Class A	3,322	207,259
Triumph Group, Inc.	5,753	37,970

		954,938

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,075	10,728
Marrone Bio Innovations, Inc.†	7,518	8,270

		18,998

Agricultural Operations — 0.1%
Alico, Inc.	583	16,837
Andersons, Inc.	3,481	75,503
Cadiz, Inc.†	2,227	21,268
Fresh Del Monte Produce, Inc.	3,474	74,795
Limoneira Co.	1,818	25,143
Tejon Ranch Co.†	2,338	32,054
Vital Farms, Inc.†	1,146	39,606

		285,206

Airlines — 0.3%
Allegiant Travel Co.	1,461	196,884
Hawaiian Holdings, Inc.	5,080	70,358
Mesa Air Group, Inc.†	3,291	10,400
SkyWest, Inc.	5,507	159,868
Spirit Airlines, Inc.†	9,953	174,874

		612,384

Apparel Manufacturers — 0.5%
Deckers Outdoor Corp.†	3,126	792,035
Kontoor Brands, Inc.	5,755	189,340
Lakeland Industries, Inc.†	855	18,442
Oxford Industries, Inc.	1,831	75,382
Superior Group of Cos., Inc.	1,200	25,944
Urban Outfitters, Inc.†	7,706	172,152

		1,273,295

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	763	16,824
iRobot Corp.†	3,082	245,266

		262,090

Applications Software — 0.5%
Agilysys, Inc.†	2,029	54,945
Appfolio, Inc., Class A†	1,822	260,309
Brightcove, Inc.†	4,407	55,749
Cerence, Inc.†	4,105	224,051
Digi International, Inc.†	3,203	47,180
Ebix, Inc.	2,945	53,187
GTY Technology Holdings, Inc.†	4,951	14,407
IBEX, Ltd.†	537	8,114
Immersion Corp.†	1,913	11,784
Model N, Inc.†	3,808	134,156
Park City Group, Inc.†	1,378	5,981
PDF Solutions, Inc.†	3,229	60,512
Phreesia, Inc.†	3,192	118,008
Sprout Social, Inc., Class A†	3,042	132,935

		1,181,318

Athletic Equipment — 0.3%
Clarus Corp.	2,608	40,450
Nautilus, Inc.†	3,309	71,772
Vista Outdoor, Inc.†	6,515	128,802
YETI Holdings, Inc.†	8,935	442,104

		683,128

Audio/Video Products — 0.1%
Daktronics, Inc.	4,082	15,920
Sonos, Inc.†	9,004	131,458
Universal Electronics, Inc.†	1,506	55,812
VOXX International Corp.†	2,215	25,096

		228,286

Auto Repair Centers — 0.1%
Monro, Inc.	3,684	154,949

Auto-Heavy Duty Trucks — 0.2%
Blue Bird Corp.†	1,719	19,837
Navistar International Corp.†	5,575	240,338
REV Group, Inc.	3,067	24,076
Workhorse Group, Inc.†	10,528	161,921

		446,172

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,907	84,234

Auto/Truck Parts & Equipment-Original — 0.9%
Adient PLC†	9,823	208,444
American Axle & Manufacturing Holdings, Inc.†	12,554	84,363
Cooper-Standard Holdings, Inc.†	1,870	29,340
Dana, Inc.	16,161	226,092
Dorman Products, Inc.†	2,975	265,578
Fox Factory Holding Corp.†	4,620	388,450
Gentherm, Inc.†	3,658	169,329
Meritor, Inc.†	7,748	188,586
Methode Electronics, Inc.	4,099	126,126
Miller Industries, Inc.	1,239	37,096
Modine Manufacturing Co.†	5,532	35,405
Shyft Group, Inc.	3,851	74,363
Telenav, Inc.†	3,696	15,043
Tenneco, Inc., Class A†	5,699	49,125

Visteon Corp.†	3,096	277,557

		2,174,897

Auto/Truck Parts & Equipment-Replacement — 0.1%
Douglas Dynamics, Inc.	2,518	85,889
Motorcar Parts of America, Inc.†	2,097	30,889
Standard Motor Products, Inc.	2,355	107,859
XPEL, Inc.†	1,863	46,165

		270,802

B2B/E-Commerce — 0.0%
ePlus, Inc.†	1,484	100,185

Banks-Commercial — 6.9%
1st Constitution Bancorp	1,010	13,170
1st Source Corp.	1,832	61,354
ACNB Corp.	945	19,722
Alerus Financial Corp.	1,652	35,535
Allegiance Bancshares, Inc.	2,113	59,798
Altabancorp	1,774	38,620
Amalgamated Bank, Class A	1,511	16,772
American National Bankshares, Inc.	1,190	27,132
Ameris Bancorp	7,408	217,054
Ames National Corp.	981	18,933
Arrow Financial Corp.	1,480	40,508
Atlantic Capital Bancshares, Inc.†	2,333	32,382
Atlantic Union Bankshares Corp.	8,705	220,149
Auburn National BanCorp. Inc.	261	9,699
BancFirst Corp.	2,096	93,167
Bancorp, Inc.†	5,757	55,267
BancorpSouth Bank	11,061	258,938
Bank First Corp.	701	44,871
Bank of Commerce Holdings	1,776	14,226
Bank of Marin Bancorp	1,477	44,517
Bank of N.T. Butterfield & Son, Ltd.	5,677	150,213
Bank of Princeton	636	12,510
Bank7 Corp.	317	2,875
BankUnited, Inc.	10,252	258,863
Bankwell Financial Group, Inc.	740	12,210
Banner Corp.	3,881	143,092
Bar Harbor Bankshares	1,668	34,061
Baycom Corp.†	1,267	14,064
BCB Bancorp, Inc.	1,605	14,589
Bogota Financial Corp.†	646	5,103
Bridge Bancorp, Inc.	1,864	36,423
Bridgewater Bancshares, Inc.†	2,460	27,331
Bryn Mawr Bank Corp.	2,200	59,092
Business First Bancshares, Inc.	2,154	35,778
Byline Bancorp, Inc.	2,711	35,623
C&F Financial Corp.	388	12,086
Cadence BanCorp	13,772	154,522
California Bancorp, Inc.†	845	11,534
Cambridge Bancorp	711	44,146
Camden National Corp.	1,649	52,719
Capital Bancorp, Inc.†	887	9,331
Capital City Bank Group, Inc.	1,498	31,922
Capstar Financial Holdings, Inc.	1,784	18,536
Carter Bank & Trust	2,531	17,590
Cathay General Bancorp	8,482	199,581
CB Financial Services, Inc.	551	10,805
CBTX, Inc.	1,973	37,290
Central Pacific Financial Corp.	3,065	42,205
Central Valley Community Bancorp	1,181	15,235
Century Bancorp, Inc., Class A	312	22,330
Chemung Financial Corp.	402	13,700
ChoiceOne Financial Services, Inc.	818	23,526
CIT Group, Inc.	11,019	324,510
Citizens & Northern Corp.	1,491	25,258
Citizens Holding Co.	523	11,349
City Holding Co.	1,761	106,417
Civista Bancshares, Inc.	1,764	25,155
CNB Financial Corp.	1,653	29,985
Coastal Financial Corp.†	1,015	15,083
Codorus Valley Bancorp, Inc.	1,045	14,066
Colony Bankcorp, Inc.	862	10,801
Columbia Banking System, Inc.	8,019	227,820
Community Bank System, Inc.	5,908	342,605
Community Financial Corp.	581	12,695
Community Trust Bancorp, Inc.	1,733	55,144
ConnectOne Bancorp, Inc.	4,140	63,880
County Bancorp, Inc.	548	10,138
CrossFirst Bankshares, Inc.†	5,353	44,698
Customers Bancorp, Inc.†	3,204	44,279
CVB Financial Corp.	14,437	252,647
Eagle Bancorp, Inc.	3,574	106,934
Enterprise Bancorp, Inc.	1,003	22,678
Enterprise Financial Services Corp.	2,686	78,189
Equity Bancshares, Inc., Class A†	1,621	29,794
Esquire Financial Holdings, Inc.†	752	11,724
Evans Bancorp, Inc.	532	12,135
Farmers & Merchants Bancorp, Inc.	1,130	22,668
Farmers National Banc Corp.	2,898	33,762
FB Financial Corp.	3,474	102,483
Fidelity D&D Bancorp, Inc.	440	20,970
Financial Institutions, Inc.	1,769	31,364
First BanCorp	24,041	156,026
First Bancorp	3,204	77,184
First Bancorp, Inc.	1,130	26,137
First Bancshares, Inc.	2,309	55,047
First Bank	1,788	13,392
First Busey Corp.	5,628	101,248
First Business Financial Services, Inc.	910	15,606
First Choice Bancorp	1,158	16,305
First Commonwealth Financial Corp.	10,896	93,924
First Community Bankshares, Inc.	1,935	36,726
First Community Corp.	800	11,368
First Financial Bancorp	10,830	154,869
First Financial Bankshares, Inc.	14,418	429,801
First Financial Corp.	1,502	52,149
First Foundation, Inc.	4,404	65,487
First Guaranty Bancshares, Inc.	407	5,922
First Internet Bancorp	1,056	22,725
First Interstate BancSystem, Inc., Class A	4,683	165,310
First Merchants Corp.	6,027	157,365
First Mid Bancshares, Inc.	1,629	45,221
First Midwest Bancorp, Inc.	12,733	159,799
First Northwest Bancorp	970	11,397
First of Long Island Corp.	2,544	39,254
First United Corp.	750	8,940

Flagstar Bancorp, Inc.	4,772	140,058
FNCB Bancorp, Inc.	1,910	10,505
Franklin Financial Services Corp.	461	10,142
Fulton Financial Corp.	17,732	194,875
FVCBankcorp, Inc.†	1,319	16,276
German American Bancorp, Inc.	2,751	82,998
Glacier Bancorp, Inc.	10,699	383,024
Great Southern Bancorp, Inc.	1,230	50,368
Great Western Bancorp, Inc.	6,178	80,252
Guaranty Bancshares, Inc.	780	22,542
Hancock Whitney Corp.	9,633	220,307
Hanmi Financial Corp.	3,413	30,683
HarborOne Bancorp, Inc.	5,912	55,573
Hawthorn Bancshares, Inc.	653	12,381
HBT Financial, Inc.	1,093	13,488
Heartland Financial USA, Inc.	3,880	127,807
Heritage Commerce Corp.	6,495	47,089
Heritage Financial Corp.	4,023	84,322
Hilltop Holdings, Inc.	8,049	183,598
Home BancShares, Inc.	17,086	283,628
HomeStreet, Inc.	2,484	77,178
Hope Bancorp, Inc.	13,111	105,806
Horizon Bancorp, Inc.	4,776	59,222
Howard Bancorp, Inc.†	1,470	14,891
Independent Bank Corp.	3,672	210,369
Independent Bank Corp.	2,359	35,314
International Bancshares Corp.	5,961	165,000
Investar Holding Corp.	1,136	15,836
Kearny Financial Corp.	8,944	75,130
Lakeland Bancorp, Inc.	5,444	60,592
Lakeland Financial Corp.	2,761	141,170
Landmark Bancorp, Inc.	431	10,107
LCNB Corp.	1,358	18,686
Level One Bancorp, Inc.	572	9,009
Limestone Bancorp, Inc.†	584	6,190
Live Oak Bancshares, Inc.	3,133	116,798
Luther Burbank Corp.	2,048	19,313
Macatawa Bank Corp.	2,929	21,060
Mackinac Financial Corp.	998	9,910
MainStreet Bancshares, Inc.†	791	11,794
Mercantile Bank Corp.	1,765	38,583
Merchants Bancorp	975	21,040
Meridian Corp.	600	10,548
Meta Financial Group, Inc.	3,722	109,203
Metrocity Bankshares, Inc.	1,934	27,018
Metropolitan Bank Holding Corp.†	782	23,421
Mid Penn Bancorp, Inc.	775	15,151
Middlefield Banc Corp.	668	12,745
Midland States Bancorp, Inc.	2,392	35,641
MidWestOne Financial Group, Inc.	1,640	33,046
MVB Financial Corp.	1,101	17,561
National Bankshares, Inc.	714	19,407
NBT Bancorp, Inc.	4,749	130,028
Nicolet Bankshares, Inc.†	1,043	64,353
Northeast Bank	857	16,446
Northrim BanCorp, Inc.	698	19,935
Norwood Financial Corp.	650	14,872
Oak Valley Bancorp	763	10,583
OFG Bancorp	5,653	81,347
Ohio Valley Banc Corp.	480	10,277
Old National Bancorp	18,316	256,058
Old Second Bancorp, Inc.	3,213	27,471
OP Bancorp	1,363	8,764
Origin Bancorp, Inc.	2,455	54,918
Orrstown Financial Services, Inc.	1,215	16,986
Park National Corp.	1,601	146,732
Partners Bancorp	1,103	5,537
PCB Bancorp	1,391	13,075
PCSB Financial Corp.	1,653	22,266
Peapack-Gladstone Financial Corp.	2,043	34,486
Penns Woods Bancorp, Inc.	764	15,784
Peoples Bancorp of North Carolina, Inc.	499	8,628
Peoples Bancorp, Inc.	2,062	46,601
Peoples Financial Services Corp.	780	27,963
Pioneer Bancorp, Inc.†	1,296	12,260
Plumas Bancorp	519	10,442
Preferred Bank	1,539	52,064
Premier Financial Bancorp, Inc.	1,458	18,225
Premier Financial Corp.	4,135	74,389
Provident Bancorp, Inc.	965	8,318
QCR Holdings, Inc.	1,654	51,324
RBB Bancorp	1,855	23,688
Red River Bancshares, Inc.	551	25,021
Reliant Bancorp, Inc.	1,676	28,241
Renasant Corp.	6,082	173,398
Republic Bancorp, Inc., Class A	1,086	36,196
Republic First Bancorp, Inc.†	5,077	11,322
Richmond Mutual BanCorp, Inc.	1,373	15,034
S&T Bancorp, Inc.	4,315	85,394
Salisbury Bancorp, Inc.	283	9,577
Sandy Spring Bancorp, Inc.	5,145	130,426
SB Financial Group, Inc.	793	12,165
Seacoast Banking Corp. of Florida†	5,767	123,875
Select Bancorp, Inc.†	1,753	13,060
ServisFirst Bancshares, Inc.	5,440	200,736
Shore Bancshares, Inc.	1,385	14,986
Sierra Bancorp	1,560	30,950
Silvergate Capital Corp., Class A†	1,750	39,130
Simmons First National Corp., Class A	12,090	205,409
SmartFinancial, Inc.	1,565	23,381
South Plains Financial, Inc.	1,183	17,331
South State Corp.	7,816	479,902
Southern First Bancshares, Inc.†	810	21,740
Southern National Bancorp of Virginia, Inc.	2,213	21,378
Southside Bancshares, Inc.	3,532	95,223
Spirit of Texas Bancshares, Inc.	1,463	18,595
Standard AVB Financial Corp.	431	14,145
Sterling Bancorp, Inc.	1,828	6,453
Stock Yards Bancorp, Inc.	2,283	87,256
Summit Financial Group, Inc.	1,275	22,963
Texas Capital Bancshares, Inc.†	5,650	254,250
Tompkins Financial Corp.	1,600	89,584
Towne Bank	7,477	135,932
TriCo Bancshares	2,953	85,430
TriState Capital Holdings, Inc.†	3,080	38,777
Triumph Bancorp, Inc.†	2,534	106,757
TrustCo Bank Corp.	10,579	58,132

Trustmark Corp.	7,037	164,595
UMB Financial Corp.	4,872	296,559
United Bankshares, Inc.	13,829	362,735
United Community Banks, Inc.	8,724	182,681
United Security Bancshares	1,504	9,355
Unity Bancorp, Inc.	867	12,155
Univest Financial Corp.	3,214	50,974
Valley National Bancorp	44,503	340,003
Veritex Holdings, Inc.	5,299	104,549
Washington Trust Bancorp, Inc.	1,905	64,332
WesBanco, Inc.	7,281	176,855
West BanCorp, Inc.	1,789	29,679
Westamerica BanCorp	2,917	152,763
Western New England Bancorp, Inc.	2,549	14,682

		16,465,673

Banks-Fiduciary — 0.0%
Parke Bancorp, Inc.	1,180	14,195

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,159	198,638

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,136	213,335
National Bank Holdings Corp., Class A	3,287	99,103

		312,438

Batteries/Battery Systems — 0.1%
EnerSys	4,749	340,028

Beverages-Non-alcoholic — 0.2%
Celsius Holdings, Inc.†	3,837	77,162
Coca-Cola Consolidated, Inc.	525	120,198
National Beverage Corp.†	1,320	103,343
NewAge, Inc.†	10,576	24,748
Primo Water Corp.	17,451	218,661

		544,112

Beverages-Wine/Spirits — 0.0%
MGP Ingredients, Inc.	1,441	60,551

Broadcast Services/Program — 0.0%
Hemisphere Media Group, Inc.†	1,831	14,318
MSG Networks, Inc., Class A†	4,448	39,765

		54,083

Building & Construction Products-Misc. — 0.8%
American Woodmark Corp.†	1,890	156,133
Builders FirstSource, Inc.†	12,917	391,385
Caesarstone, Ltd.	2,485	23,980
Forterra, Inc.†	2,121	27,679
Gibraltar Industries, Inc.†	3,641	209,175
Louisiana-Pacific Corp.	12,598	360,051
Patrick Industries, Inc.	2,494	139,041
Simpson Manufacturing Co., Inc.	4,867	431,800
Summit Materials, Inc., Class A†	12,803	226,485

		1,965,729

Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	4,013	183,796
EMCOR Group, Inc.	6,072	414,050
IES Holdings, Inc.†	908	28,983
MYR Group, Inc.†	1,819	77,762
NV5 Global, Inc.†	1,217	68,249
TopBuild Corp.†	3,696	566,264
WillScot Mobile Mini Holdings Corp.†	17,909	332,749

		1,671,853

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,586	267,868
SPX Corp.†	4,802	203,557

		471,425

Building Products-Cement — 0.0%
Concrete Pumping Holdings, Inc.†	2,991	9,661
US Concrete, Inc.†	1,783	60,551

		70,212

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,873	68,636
Cornerstone Building Brands, Inc.†	4,883	37,453
Griffon Corp.	4,809	103,105
JELD-WEN Holding, Inc.†	7,584	159,491
Masonite International Corp.†	2,721	239,448
PGT Innovations, Inc.†	6,369	105,598

		713,731

Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	2,862	19,576
Research Frontiers, Inc.†	2,963	7,674

		27,250

Building Products-Wood — 0.2%
Boise Cascade Co.	4,366	167,567
UFP Industries, Inc.	6,680	333,399

		500,966

Building-Heavy Construction — 0.5%
Aegion Corp.†	3,385	47,762
Arcosa, Inc.	5,423	250,380
Construction Partners, Inc., Class A†	2,942	59,958
Dycom Industries, Inc.†	3,428	222,614
Granite Construction, Inc.	5,234	101,069
Great Lakes Dredge & Dock Corp.†	7,097	73,312
MasTec, Inc.†	6,332	314,321
Primoris Services Corp.	5,359	101,124
Sterling Construction Co., Inc.†	3,088	45,394
Tutor Perini Corp.†	4,555	61,538

		1,277,472

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	7,487	259,948
BrightView Holdings, Inc.†	4,568	55,867

		315,815

Building-Mobile Home/Manufactured Housing — 0.3%
Cavco Industries, Inc.†	1,026	176,616
LCI Industries	2,753	301,894
Skyline Champion Corp.†	5,873	150,642
Winnebago Industries, Inc.	3,479	163,339

		792,491

Building-Residential/Commercial — 1.0%
Beazer Homes USA, Inc.†	3,185	38,793
Century Communities, Inc.†	3,264	126,774
Forestar Group, Inc.†	1,861	30,967

Green Brick Partners, Inc.†	2,653	47,462
Installed Building Products, Inc.†	2,553	231,149
KB Home	9,853	317,759
LGI Homes, Inc.†	2,489	266,024
M/I Homes, Inc.†	3,114	127,425
MDC Holdings, Inc.	5,678	247,107
Meritage Homes Corp.†	4,153	361,685
Taylor Morrison Home Corp.†	14,099	304,538
TRI Pointe Group, Inc.†	14,474	237,808

		2,337,491

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	5,156	50,529
Liberty Latin America, Ltd., Class C†	17,327	168,418
WideOpenWest, Inc.†	5,843	29,157

		248,104

Casino Hotels — 0.1%
Boyd Gaming Corp.	9,079	287,986
Century Casinos, Inc.†	3,025	14,248

		302,234

Casino Services — 0.5%
Accel Entertainment, Inc.†	4,963	47,645
Caesars Entertainment, Inc.†	18,525	830,291
Everi Holdings, Inc.†	9,171	78,962
Scientific Games Corp.†	6,381	203,426

		1,160,324

Cellular Telecom — 0.0%
Cambium Networks Corp.†	623	14,354

Chemicals-Diversified — 0.4%
AdvanSix, Inc.†	3,059	46,558
Codexis, Inc.†	5,988	79,700
Innospec, Inc.	2,733	180,761
Koppers Holdings, Inc.†	2,299	51,567
Orion Engineered Carbons SA	6,732	98,758
Quaker Chemical Corp.	1,485	283,323
Stepan Co.	2,406	280,155

		1,020,822

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,919	23,732

Chemicals-Other — 0.0%
American Vanguard Corp.	3,223	41,641

Chemicals-Specialty — 0.9%
AgroFresh Solutions, Inc.†	3,430	7,066
Amyris, Inc.†	11,905	29,763
Balchem Corp.	3,593	359,120
Ferro Corp.†	9,143	117,579
GCP Applied Technologies, Inc.†	5,458	119,039
H.B. Fuller Co.	5,749	260,142
Hawkins, Inc.	1,081	50,494
Ingevity Corp.†	4,638	254,533
Kraton Corp.†	3,485	98,626
Minerals Technologies, Inc.	3,806	208,150
Oil-Dri Corp. of America	568	19,403
PQ Group Holdings, Inc.†	4,286	49,546
Rogers Corp.†	2,081	252,259
Sensient Technologies Corp.	4,738	310,007
Tronox Holdings PLC, Class A	9,996	97,661

		2,233,388

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,161	132,481

Coal — 0.1%
Arch Resources, Inc., Class A	1,687	51,538
CONSOL Energy, Inc.†	2,902	10,998
NACCO Industries, Inc., Class A	418	8,147
Peabody Energy Corp.	7,009	9,042
SunCoke Energy, Inc.	9,273	32,363
Warrior Met Coal, Inc.	5,743	86,145

		198,233

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,499	33,287

Coffee — 0.0%
Farmer Brothers Co.†	1,794	6,225

Commercial Services — 0.6%
Collectors Universe, Inc.	1,017	55,864
Emerald Holding, Inc.	2,730	7,153
HMS Holdings Corp.†	9,840	261,941
LiveRamp Holdings, Inc.†	7,162	473,337
Medifast, Inc.	1,262	177,298
National Research Corp.	1,507	78,063
PFSweb, Inc.†	1,777	11,017
Progyny, Inc.†	2,982	72,671
ServiceSource International, Inc.†	9,703	13,487
SP Plus Corp.†	2,571	47,384
Team, Inc.†	3,351	17,961
WW International, Inc.†	5,271	111,534

		1,327,710

Commercial Services-Finance — 0.5%
Cardtronics PLC, Class A†	4,019	71,578
Cass Information Systems, Inc.	1,590	62,360
CBIZ, Inc.†	5,694	129,083
EVERTEC, Inc.	6,724	223,775
Evo Payments, Inc., Class A†	4,554	95,953
Franchise Group, Inc.	2,438	55,879
Green Dot Corp., Class A†	5,687	303,231
GreenSky, Inc., Class A†	6,939	32,821
MoneyGram International, Inc.†	6,926	35,669
Priority Technology Holdings, Inc.†	852	2,462
Repay Holdings Corp.†	6,645	149,712

		1,162,523

Communications Software — 0.2%
8x8, Inc.†	11,546	199,515
Avaya Holdings Corp.†	9,240	158,928
SeaChange International, Inc.†	3,366	2,524
Smith Micro Software, Inc.†	3,824	15,755

		376,722

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,737	203,833

OneSpan, Inc.†	3,728	81,755
Ping Identity Holding Corp.†	4,091	113,280
Qualys, Inc.†	3,802	334,006
Rapid7, Inc.†	5,626	348,418
SecureWorks Corp., Class A†	997	10,369
Tenable Holdings, Inc.†	7,783	265,478
Varonis Systems, Inc.†	3,481	402,299

		1,555,605

Computer Services — 0.8%
Conduent, Inc.†	18,427	64,218
ExlService Holdings, Inc.†	3,751	284,101
Insight Enterprises, Inc.†	3,870	206,465
Mastech Digital, Inc.†	443	6,946
MAXIMUS, Inc.	6,829	461,504
PAE, Inc.†	6,597	52,248
Parsons Corp.†	2,518	79,367
Perspecta, Inc.	15,551	278,830
Rimini Street, Inc.†	2,510	7,957
StarTek, Inc.†	1,949	10,232
Sykes Enterprises, Inc.†	4,318	147,848
TTEC Holdings, Inc.	2,026	110,984
Unisys Corp.†	6,910	90,797
Virtusa Corp.†	3,256	163,777

		1,965,274

Computer Software — 1.2%
Avid Technology, Inc.†	3,489	32,518
Bandwidth, Inc., Class A†	2,142	343,480
Box, Inc., Class A†	15,490	240,095
Cloudera, Inc.†	22,878	222,374
Cornerstone OnDemand, Inc.†	6,771	257,230
Envestnet, Inc.†	5,930	455,068
J2 Global, Inc.†	5,057	343,269
Red Violet, Inc.†	757	15,746
Simulations Plus, Inc.	1,573	101,962
Upland Software, Inc.†	2,908	121,322
Veritone, Inc.†	2,613	24,510
Verra Mobility Corp.†	14,935	143,525
Xperi Holding Corp.	11,990	148,676
Yext, Inc.†	11,293	187,238
Zuora, Inc., Class A†	11,221	107,946

		2,744,959

Computers-Integrated Systems — 0.3%
Cubic Corp.	3,509	207,417
Diebold Nixdorf, Inc.†	7,840	48,843
MTS Systems Corp.	2,156	52,348
NetScout Systems, Inc.†	7,764	159,317
PAR Technology Corp.†	1,795	66,361
Super Micro Computer, Inc.†	5,015	113,941

		648,227

Computers-Memory Devices — 0.0%
Quantum Corp.†	3,268	13,660

Computers-Other — 0.0%
3D Systems Corp.†	13,176	74,971
ExOne Co.†	1,290	12,965
PlayAGS, Inc.†	2,971	8,022

		95,958

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,245	21,911
Mitek Systems, Inc.†	4,471	55,664

		77,575

Computers-Voice Recognition — 0.1%
Vocera Communications, Inc.†	3,589	117,647

Consulting Services — 0.3%
Acacia Research Corp.†	5,314	16,739
CRA International, Inc.	842	34,480
Forrester Research, Inc.†	1,222	45,141
Franklin Covey Co.†	1,399	23,671
GP Strategies Corp.†	1,458	14,070
Hackett Group, Inc.	2,793	36,085
Huron Consulting Group, Inc.†	2,529	95,748
ICF International, Inc.	2,032	132,872
Information Services Group, Inc.†	4,015	8,231
Kelly Services, Inc., Class A	3,757	65,297
R1 RCM, Inc.†	11,937	213,911
Vectrus, Inc.†	1,279	50,546

		736,791

Consumer Products-Misc. — 0.5%
Central Garden & Pet Co.†	1,078	41,999
Central Garden & Pet Co., Class A†	4,413	156,176
Helen of Troy, Ltd.†	2,826	535,809
Quanex Building Products Corp.	3,668	66,758
WD-40 Co.	1,523	370,668

		1,171,410

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,869	116,453
Greif, Inc., Class B	668	28,891
O-I Glass, Inc.	17,505	165,072

		310,416

Containers-Paper/Plastic — 0.1%
Matthews International Corp., Class A	3,406	74,353
TriMas Corp.†	4,833	117,587
UFP Technologies, Inc.†	767	28,425

		220,365

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	5,051	102,384
Edgewell Personal Care Co.†	6,088	159,627
Inter Parfums, Inc.	1,984	81,463
Revlon, Inc., Class A†	768	3,149

		346,623

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	2,877	23,937

Data Processing/Management — 0.2%
Bottomline Technologies DE, Inc.†	4,834	192,006
CommVault Systems, Inc.†	4,667	184,767
CSG Systems International, Inc.	3,652	138,338

		515,111

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,475	235,691

Accelerate Diagnostics, Inc.†	3,473	32,716
BioTelemetry, Inc.†	3,749	159,632
GenMark Diagnostics, Inc.†	7,777	95,035
Nymox Pharmaceutical Corp.†	4,669	8,965
Quanterix Corp.†	2,349	85,997
Quotient, Ltd.†	6,435	30,373

		412,718

Diagnostic Kits — 0.3%
Aspira Women’s Health, Inc.†	8,852	33,372
Chembio Diagnostics, Inc.†	2,206	10,456
Co-Diagnostics, Inc.†	2,965	39,761
Meridian Bioscience, Inc.†	4,728	81,085
Natera, Inc.†	7,906	531,758
OraSure Technologies, Inc.†	7,939	118,609

		815,041

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	1,604	18,430

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,595	85,395

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	1,535	44,070
CONMED Corp.	3,035	236,639
Merit Medical Systems, Inc.†	6,051	302,852
Utah Medical Products, Inc.	381	31,623

		615,184

Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	548	17,032
Avient Corp.	10,207	317,131
Core-Mark Holding Co., Inc.	4,989	136,449
EVI Industries, Inc.†	542	15,832
Fossil Group, Inc.†	5,238	29,909
G-III Apparel Group, Ltd.†	4,914	66,241
H&E Equipment Services, Inc.	3,577	75,260
KAR Auction Services, Inc.	14,427	210,057
Resideo Technologies, Inc.†	13,840	139,507
ScanSource, Inc.†	2,825	56,783
SiteOne Landscape Supply, Inc.†	4,906	586,218
Systemax, Inc.	1,385	39,376
Titan Machinery, Inc.†	2,127	31,884
Triton International, Ltd.	6,750	248,940
Veritiv Corp.†	1,439	20,722
VSE Corp.	990	28,670
WESCO International, Inc.†	5,481	226,036

		2,246,047

Diversified Manufacturing Operations — 0.3%
Chase Corp.	824	78,412
Enerpac Tool Group Corp.	6,054	107,943
EnPro Industries, Inc.	2,312	136,454
Fabrinet†	4,101	246,142
Federal Signal Corp.	6,682	191,640
NL Industries, Inc.	935	3,871

		764,462

Diversified Minerals — 0.1%
Caledonia Mining Corp. PLC	1,247	20,363
Livent Corp.†	16,385	176,139
United States Lime & Minerals, Inc.	224	20,765

		217,267

Diversified Operations — 0.0%
Morgan Group Holding Co.†	4	25
Professional Holding Corp., Class A†	1,275	17,378

		17,403

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	2,254	45,080

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†	18,355	50,109
BioDelivery Sciences International, Inc.†	10,022	31,669
Heron Therapeutics, Inc.†	9,786	159,610
Revance Therapeutics, Inc.†	7,028	181,885

		423,273

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†	2,778	55,088
CarParts.com, Inc.†	2,356	29,898
Lands’ End, Inc.†	1,298	20,833
Liquidity Services, Inc.†	3,104	26,477
Overstock.com, Inc.†	4,765	267,316
RealReal, Inc.†	6,965	87,689
Stitch Fix, Inc., Class A†	6,279	216,186

		703,487

E-Commerce/Services — 0.5%
Cargurus, Inc.†	9,647	192,265
Cars.com, Inc.†	7,535	55,683
ChannelAdvisor Corp.†	3,081	49,912
Eventbrite, Inc., Class A†	7,095	65,487
EverQuote, Inc., Class A†	1,566	52,445
Groupon, Inc.†	2,598	50,375
Shutterstock, Inc.	2,444	159,960
Stamps.com, Inc.†	1,899	423,933
TrueCar, Inc.†	11,833	51,592
Upwork, Inc.†	10,360	191,142

		1,292,794

E-Marketing/Info — 0.1%
comScore, Inc.†	6,618	13,203
Magnite, Inc.†	11,829	106,816
QuinStreet, Inc.†	5,284	84,570

		204,589

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,638	142,464

Electric Products-Misc. — 0.2%
Graham Corp.	1,077	14,217
nLight, Inc.†	3,892	82,666
Novanta, Inc.†	3,822	415,528
Ultralife Corp.†	1,015	5,237

		517,648

Electric-Distribution — 0.0%
Genie Energy, Ltd., Class B	1,471	12,195
Spark Energy, Inc., Class A	1,338	12,203
Unitil Corp.	1,648	56,938

		81,336

Electric-Generation — 0.4%
Atlantic Power Corp.†	9,714	19,331
Brookfield Renewable Corp., Class A	7,640	510,123
Ormat Technologies, Inc.	4,469	316,718

		846,172

Electric-Integrated — 1.2%
ALLETE, Inc.	5,820	300,196
Ameresco, Inc., Class A†	2,727	104,690
Avista Corp.	7,520	249,814
Black Hills Corp.	7,026	398,093
Evoqua Water Technologies Corp.†	10,199	233,863
MGE Energy, Inc.	4,070	264,631
NorthWestern Corp.	5,671	295,629
Otter Tail Corp.	4,528	173,649
PNM Resources, Inc.	8,874	443,700
Portland General Electric Co.	10,051	395,004

		2,859,269

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.†	4,242	286,208
Applied Optoelectronics, Inc.†	2,416	21,213
Atkore International Group, Inc.†	5,288	109,409
Bel Fuse, Inc., Class B	1,120	13,115
Benchmark Electronics, Inc.	4,075	84,882
Comtech Telecommunications Corp.	2,715	39,096
IntriCon Corp.†	945	11,813
Kimball Electronics, Inc.†	2,686	32,554
Knowles Corp.†	9,892	140,961
NVE Corp.	533	24,587
OSI Systems, Inc.†	1,891	145,910
Plexus Corp.†	3,205	222,876
Sanmina Corp.†	7,503	183,373
SMART Global Holdings, Inc.†	1,580	41,696
Transcat, Inc.†	776	23,986
Vishay Intertechnology, Inc.	14,846	240,802
Vishay Precision Group, Inc.†	1,388	33,159

		1,655,640

Electronic Components-Semiconductors — 1.4%
Alpha & Omega Semiconductor, Ltd.†	2,294	36,383
Ambarella, Inc.†	3,695	202,006
Amkor Technology, Inc.†	11,148	132,104
Atomera, Inc.†	1,791	14,597
AXT, Inc.†	4,361	25,948
CEVA, Inc.†	2,425	97,776
CTS Corp.	3,556	98,288
Diodes, Inc.†	4,733	273,709
DSP Group, Inc.†	2,480	32,662
GSI Technology, Inc.†	1,846	11,279
Impinj, Inc.†	1,881	47,984
Intellicheck, Inc.†	2,007	14,531
Lattice Semiconductor Corp.†	15,016	524,058
MACOM Technology Solutions Holdings, Inc.†	5,250	191,625
Photronics, Inc.†	7,062	68,854
Pixelworks, Inc.†	4,359	9,677
Rambus, Inc.†	12,667	174,678
Semtech Corp.†	7,212	395,867
Silicon Laboratories, Inc.†	4,842	496,111
SiTime Corp.†	1,019	85,076
Synaptics, Inc.†	3,800	291,346

		3,224,559

Electronic Measurement Instruments — 0.5%
Badger Meter, Inc.	3,256	238,795
CyberOptics Corp.†	793	18,271
FARO Technologies, Inc.†	1,982	119,395
Fitbit, Inc., Class A†	27,171	191,284
Itron, Inc.†	4,480	304,416
Luna Innovations, Inc.†	3,267	20,615
Mesa Laboratories, Inc.	529	138,286
Stoneridge, Inc.†	2,903	66,275

		1,097,337

Electronic Security Devices — 0.2%
Alarm.com Holdings, Inc.†	5,307	309,557
API Group Corp.†*	15,640	225,060
Napco Security Technologies, Inc.†	1,300	31,356
Wrap Technologies, Inc.†	1,276	6,597

		572,570

Energy-Alternate Sources — 1.0%
Clean Energy Fuels Corp.†	14,514	35,995
FuelCell Energy, Inc.†	23,775	47,550
FutureFuel Corp.	2,889	34,350
Green Plains, Inc.†	3,816	57,622
Maxeon Solar Technologies, Ltd.†	1,068	17,302
Plug Power, Inc.†	38,069	532,966
Renewable Energy Group, Inc.†	4,270	240,828
REX American Resources Corp.†	618	44,922
Sunnova Energy International, Inc.†	5,930	142,676
SunPower Corp.†	8,545	136,634
Sunrun, Inc.†	16,306	848,238
TPI Composites, Inc.†	3,387	112,177

		2,251,260

Engineering/R&D Services — 0.4%
Exponent, Inc.	5,736	399,168
Fluor Corp.	15,736	178,604
Iteris, Inc.†	4,501	16,969
KBR, Inc.	15,908	354,589
Mistras Group, Inc.†	2,024	7,529

		956,859

Enterprise Software/Service — 2.2%
ACI Worldwide, Inc.†	12,792	373,143
Akerna Corp.†	1,002	2,385
American Software, Inc., Class A	3,343	49,075
Appian Corp.†	3,974	251,554
Asure Software, Inc.†	1,501	10,612
Benefitfocus, Inc.†	3,239	33,265
Blackbaud, Inc.	5,520	272,357
Blackline, Inc.†	5,604	547,399
Cardlytics, Inc.†	2,923	215,776
Daily Journal Corp.†	127	34,442
Domo, Inc., Class B†	2,847	90,449
Donnelley Financial Solutions, Inc.†	3,354	42,361
eGain Corp.†	2,327	36,883
Evolent Health, Inc., Class A†	8,432	83,814
Intelligent Systems Corp.†	837	31,739

LivePerson, Inc.†	6,889	368,286
ManTech International Corp., Class A	3,033	196,781
MicroStrategy, Inc., Class A†	862	144,014
MobileIron, Inc.†	10,892	76,680
Omnicell, Inc.†	4,743	410,507
Progress Software Corp.	5,011	182,250
PROS Holdings, Inc.†	4,385	123,525
QAD, Inc., Class A	1,291	54,015
SailPoint Technologies Holding, Inc.†	9,832	408,126
Sapiens International Corp. NV	2,862	77,646
SPS Commerce, Inc.†	3,924	335,855
SVMK, Inc.†	13,530	283,183
Verint Systems, Inc.†	7,155	347,161
Workiva, Inc.†	4,367	241,539

		5,324,822

Entertainment Software — 0.1%
Glu Mobile, Inc.†	16,316	116,823

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group Inc†	1,225	33,112
Tetra Tech, Inc.	6,020	607,478

		640,590

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,858	239,186

Finance-Commercial — 0.2%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,105	339,194
Marlin Business Services Corp.	934	6,818
MMA Capital Holdings, Inc.†	530	13,293
NewStar Financial, Inc. CVR†(1)	2,250	1,215

		360,520

Finance-Consumer Loans — 0.4%
Curo Group Holdings Corp.	2,044	15,309
Encore Capital Group, Inc.†	3,486	111,308
Enova International, Inc.†	3,865	59,328
EZCORP, Inc., Class A†	5,346	23,843
International Money Express, Inc.†	2,640	36,722
LendingClub Corp.†	7,881	36,804
Navient Corp.	21,380	171,254
Nelnet, Inc., Class A	1,924	117,441
Paysign, Inc.†	3,439	16,370
PRA Group, Inc.†	5,040	172,015
Regional Management Corp.†	955	19,406
World Acceptance Corp.†	526	44,179

		823,979

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	564	6,458
I3 Verticals, Inc., Class A†	1,651	34,060

		40,518

Finance-Investment Banker/Broker — 0.5%
Amerant Bancorp, Inc.†	2,533	25,507
Arlington Asset Investment Corp., Class A	3,876	9,535
Cowen, Inc., Class A	2,984	64,037
Diamond Hill Investment Group, Inc.	346	47,381
Greenhill & Co., Inc.	1,583	20,468
Houlihan Lokey, Inc.	5,715	358,331
Moelis & Co., Class A	5,901	219,517
Oppenheimer Holdings, Inc., Class A	1,036	25,962
Piper Sandler Cos.	1,946	162,394
PJT Partners, Inc., Class A	2,629	177,878
Siebert Financial Corp.†	1,270	4,559
StoneX Group, Inc.†	1,825	96,689

		1,212,258

Finance-Leasing Companies — 0.2%
Aaron’s Holdings Co., Inc.	7,531	393,570

Finance-Mortgage Loan/Banker — 0.2%
Federal Agricultural Mtg. Corp., Class C	1,016	65,623
Mr. Cooper Group, Inc.†	8,548	180,192
Oportun Financial Corp.†	2,171	28,874
PennyMac Financial Services, Inc.	4,740	240,887

		515,576

Finance-Other Services — 0.0%
BGC Partners, Inc., Class A	34,044	100,430
SWK Holdings Corp.†	396	5,722

		106,152

Financial Guarantee Insurance — 0.3%
MBIA, Inc.†	5,938	33,906
NMI Holdings, Inc., Class A†	9,185	197,386
Radian Group, Inc.	21,381	383,789

		615,081

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,524	23,058
Smith & Wesson Brands, Inc.	6,094	101,100
Sturm Ruger & Co., Inc.	1,883	125,897

		250,055

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,664	172,713

Food-Canned — 0.0%
Landec Corp.†	2,894	27,811
Seneca Foods Corp., Class A†	727	26,790

		54,601

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,340	190,819

Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,796	53,664

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	316	16,040

Food-Misc./Diversified — 0.5%
B&G Foods, Inc.	7,125	189,240
BellRing Brands, Inc., Class A†	4,445	81,299
Bridgford Foods Corp.†	188	3,431
Cal-Maine Foods, Inc.†	3,499	134,187
J&J Snack Foods Corp.	1,672	226,673
John B. Sanfilippo & Son, Inc.	983	71,523
Lancaster Colony Corp.	2,117	351,718
Simply Good Foods Co.†	9,514	178,863

		1,236,934

Food-Retail — 0.1%
Ingles Markets, Inc., Class A	1,595	57,197

Natural Grocers by Vitamin Cottage, Inc.	1,019	10,842
Village Super Market, Inc., Class A	958	21,699
Weis Markets, Inc.	1,066	48,407

		138,145

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,839	123,452
Chefs’ Warehouse, Inc.†	3,372	45,590
HF Foods Group, Inc.†	3,970	26,162
Performance Food Group Co.†	14,634	491,849
SpartanNash Co.	3,966	73,014
United Natural Foods, Inc.†	6,090	88,731

		848,798

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	7,457	390,225
Rocky Brands, Inc.	767	20,632
Steven Madden, Ltd.	9,203	220,964
Weyco Group, Inc.	673	10,660
Wolverine World Wide, Inc.	8,918	237,843

		880,324

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,840	47,490

Gambling (Non-Hotel) — 0.2%
Golden Entertainment, Inc.†	1,871	24,061
International Game Technology PLC	11,103	91,156
Monarch Casino & Resort, Inc.†	1,409	61,137
Red Rock Resorts, Inc., Class A	7,352	140,570
Twin River Worldwide Holdings, Inc.	2,001	48,564

		365,488

Gas-Distribution — 0.8%
Chesapeake Utilities Corp.	1,803	175,270
New Jersey Resources Corp.	10,646	310,650
Northwest Natural Holding Co.	3,402	151,185
ONE Gas, Inc.	5,856	404,298
RGC Resources, Inc.	851	20,254
South Jersey Industries, Inc.	11,265	217,077
Southwest Gas Holdings, Inc.	6,257	411,210
Spire, Inc.	5,608	314,272

		2,004,216

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	3,633	197,889

Gold Mining — 0.1%
Gold Resource Corp.	7,295	19,988
Novagold Resources, Inc.†	26,544	274,996

		294,984

Golf — 0.1%
Acushnet Holdings Corp.	3,826	130,582
Callaway Golf Co.	10,433	161,607

		292,189

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	1,692	27,884
Sharps Compliance Corp.†	1,594	9,500
US Ecology, Inc.	3,524	107,553

		144,937

Health Care Cost Containment — 0.2%
CorVel Corp.†	991	90,399
HealthEquity, Inc.†	8,415	433,288

		523,687

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,366	19,383
Retractable Technologies, Inc.†	1,482	10,878

		30,261

Home Furnishings — 0.2%
Casper Sleep, Inc.†	2,826	18,736
Ethan Allen Interiors, Inc.	2,528	40,574
Hooker Furniture Corp.	1,302	35,805
Purple Innovation, Inc.†	2,475	70,216
Sleep Number Corp.†	3,024	191,601

		356,932

Hotels/Motels — 0.1%
Bluegreen Vacations Corp.	577	2,810
Bluegreen Vacations Holding Corp.	1,393	11,353
Hilton Grand Vacations, Inc.†	9,515	196,009
Marcus Corp.	2,505	18,362
Target Hospitality Corp.†	3,310	2,880

		231,414

Housewares — 0.1%
Lifetime Brands, Inc.	1,350	13,568
Tupperware Brands Corp.†	5,478	173,762

		187,330

Human Resources — 0.8%
AMN Healthcare Services, Inc.†	5,211	340,174
ASGN, Inc.†	5,684	379,009
Barrett Business Services, Inc.	847	50,185
BG Staffing, Inc.	1,029	8,201
Cross Country Healthcare, Inc.†	3,998	31,384
Heidrick & Struggles International, Inc.	2,142	48,945
Insperity, Inc.	4,052	310,302
Kforce, Inc.	2,204	76,479
Korn Ferry	6,262	189,050
Resources Connection, Inc.	3,407	36,591
TriNet Group, Inc.†	4,600	317,032
TrueBlue, Inc.†	3,996	62,018
Willdan Group, Inc.†	1,151	30,122

		1,879,492

Identification Systems — 0.1%
Brady Corp., Class A	5,263	198,520
Digimarc Corp.†	1,335	42,306

		240,826

Independent Power Producers — 0.2%
Clearway Energy, Inc., Class A	3,895	102,088
Clearway Energy, Inc., Class C	9,048	254,792

		356,880

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	3,466	28,733
GoPro, Inc., Class A†	14,434	85,738
Turtle Beach Corp.†	1,504	27,102

		141,573

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,471	57,475

Instruments-Controls — 0.2%
Allied Motion Technologies, Inc.	818	30,904
Watts Water Technologies, Inc., Class A	3,060	338,956

		369,860

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,882	45,243

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	3,769	96,110
Crawford & Co., Class A	1,816	11,622
eHealth, Inc.†	2,847	191,062
Goosehead Insurance, Inc., Class A	1,441	176,580
Selectquote, Inc.†	3,555	61,217
Trean Insurance Group, Inc.†	1,344	14,583

		551,174

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	10,135	251,551
CNO Financial Group, Inc.	15,793	280,326
FBL Financial Group, Inc., Class A	1,073	53,317
GWG Holdings, Inc.†	357	2,677
Independence Holding Co.	516	19,515
National Western Life Group, Inc., Class A	287	48,684
Security National Financial Corp.†	1,064	7,012
Trupanion, Inc.†	3,320	237,513

		900,595

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,536	31,943
Genworth Financial, Inc., Class A†	56,344	221,432
Vericity, Inc.	208	2,188

		255,563

Insurance-Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	5,064	62,186
AMERISAFE, Inc.	2,139	126,158
Donegal Group, Inc., Class A	1,221	17,717
Employers Holdings, Inc.	3,214	102,880
Enstar Group, Ltd.†	1,344	230,993
FedNat Holding Co.	1,379	7,074
HCI Group, Inc.	681	31,993
Heritage Insurance Holdings, Inc.	2,802	26,451
Horace Mann Educators Corp.	4,630	157,003
Investors Title Co.	145	19,361
James River Group Holdings, Ltd.	3,336	155,891
Kinsale Capital Group, Inc.	2,362	442,804
National General Holdings Corp.	7,616	258,716
NI Holdings, Inc.†	1,010	16,877
Palomar Holdings, Inc.†	2,264	201,881
ProAssurance Corp.	5,986	92,364
ProSight Global, Inc.†	1,041	12,315
Protective Insurance Corp., Class B	1,003	13,190
RLI Corp.	4,421	383,301
Safety Insurance Group, Inc.	1,615	113,050
Selective Insurance Group, Inc.	6,604	343,804
State Auto Financial Corp.	1,961	24,199
Stewart Information Services Corp.	2,942	124,711
Tiptree, Inc.	2,733	13,310
United Fire Group, Inc.	2,341	48,084
United Insurance Holdings Corp.	2,272	9,974
Universal Insurance Holdings, Inc.	3,089	38,520
Watford Holdings, Ltd.†	1,913	68,868

		3,143,675

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,625	129,340
Essent Group, Ltd.	12,318	490,872
Greenlight Capital Re, Ltd., Class A†	3,108	20,979
Third Point Reinsurance, Ltd.†	8,997	69,997

		711,188

Internet Application Software — 0.1%
Tucows, Inc., Class A†	1,046	77,184
VirnetX Holding Corp.	7,070	39,168

		116,352

Internet Connectivity Services — 0.1%
Boingo Wireless, Inc.†	4,893	45,701
Cogent Communications Holdings, Inc.	4,747	264,882

		310,583

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,224	46,681

Internet Content-Information/News — 0.1%
DHI Group, Inc.†	5,428	9,173
HealthStream, Inc.†	2,880	52,704
LiveXLive Media, Inc.†	5,140	10,331
TechTarget, Inc.†	2,605	114,099
Yelp, Inc.†	7,953	156,436

		342,743

Internet Gambling — 0.0%
GAN, Ltd.†	827	11,752

Internet Security — 0.1%
Mimecast, Ltd.†	6,381	243,818
Zix Corp.†	6,103	37,411

		281,229

Investment Companies — 0.0%
BBX Capital, Inc.†	1,393	4,806
Grid Dynamics Holdings, Inc.†	2,424	18,907
PDL Community Bancorp†	838	7,626
Rafael Holdings, Inc., Class B†	1,025	16,810

		48,149

Investment Management/Advisor Services — 0.9%
Altisource Portfolio Solutions SA†	512	5,699
Artisan Partners Asset Management, Inc., Class A	6,142	246,048
AssetMark Financial Holdings, Inc.†	1,827	38,641
Associated Capital Group, Inc., Class A	206	6,613
B. Riley Financial, Inc.	2,119	55,603
Blucora, Inc.†	5,380	53,531
Boston Private Financial Holdings, Inc.	9,151	56,553
BrightSphere Investment Group, Inc.	6,853	94,571
Cohen & Steers, Inc.	2,730	153,726
Columbia Financial, Inc.†	5,493	66,960
Federated Hermes, Inc.	10,787	257,809

First Western Financial, Inc.†	698	9,912
Focus Financial Partners, Inc., Class A†	3,513	128,260
GAMCO Investors, Inc., Class A	607	7,466
Hamilton Lane, Inc., Class A	3,365	234,540
Pzena Investment Management, Inc., Class A	1,891	9,814
Sculptor Capital Management, Inc.	2,065	22,385
Silvercrest Asset Management Group, Inc., Class A	1,066	12,035
Stifel Financial Corp.	7,443	435,118
Virtus Investment Partners, Inc.	823	131,310
Waddell & Reed Financial, Inc., Class A	7,196	110,459
Westwood Holdings Group, Inc.	872	8,423
WisdomTree Investments, Inc.	15,546	56,587

		2,202,063

Lasers-System/Components — 0.2%
II-VI, Inc.†	11,259	511,947
LENSAR, Inc.†	943	9,203

		521,150

Leisure Products — 0.0%
Escalade, Inc.	1,153	21,457
Johnson Outdoors, Inc., Class A	583	50,914

		72,371

Lighting Products & Systems — 0.0%
Orion Energy Systems ,Inc.†	3,020	19,388

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,685	276,020

Machine Tools & Related Products — 0.2%
Hurco Cos., Inc.	695	20,739
Kennametal, Inc.	9,276	287,556
Luxfer Holdings PLC	3,225	40,054

		348,349

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,507	127,356
Hyster-Yale Materials Handling, Inc.	1,106	46,894
Manitowoc Co, Inc.†	3,786	28,509
Terex Corp.	7,519	185,644

		388,403

Machinery-Electrical — 0.2%
Argan, Inc.	1,646	67,799
Bloom Energy Corp., Class A†	9,906	125,212
Franklin Electric Co., Inc.	5,143	307,191

		500,202

Machinery-Farming — 0.1%
Alamo Group, Inc.	1,104	132,845
Lindsay Corp.	1,211	127,518

		260,363

Machinery-General Industrial — 0.6%
Albany International Corp., Class A	3,435	174,979
Altra Industrial Motion Corp.	7,204	308,043
Applied Industrial Technologies, Inc.	4,318	263,614
Chart Industries, Inc.†	4,032	340,502
DXP Enterprises, Inc.†	1,832	28,653
Gencor Industries, Inc.†	1,021	11,803
Intevac, Inc.†	2,585	13,649
Kadant, Inc.	1,277	147,008
Ranpak Holdings Corp.†	3,234	27,586
Tennant Co.	2,041	121,684
Welbilt, Inc.†	14,562	88,537

		1,526,058

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,588	87,707

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	1,720	11,902

Machinery-Pumps — 0.3%
Cactus, Inc., Class A	5,315	90,355
CIRCOR International, Inc.†	2,229	62,189
CSW Industrials, Inc.	1,529	130,775
Gorman-Rupp Co.	1,966	61,044
Mueller Water Products, Inc., Class A	17,508	181,383
NN, Inc.†	4,688	25,128
SPX FLOW, Inc.†	4,753	201,290

		752,164

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	7,413	80,505

Medical Information Systems — 0.5%
1Life Healthcare, Inc.†	8,781	247,712
Allscripts Healthcare Solutions, Inc.†	18,067	182,115
Computer Programs & Systems, Inc.	1,435	40,022
Health Catalyst, Inc.†	3,757	129,541
Inovalon Holdings, Inc., Class A†	8,237	156,421
NantHealth, Inc.†	3,011	6,052
NextGen Healthcare, Inc.†	6,232	84,755
Ontrak, Inc.†	890	54,504
Schrodinger, Inc.†	3,260	159,023
Tabula Rasa HealthCare, Inc.†	2,287	78,993

		1,139,138

Medical Instruments — 0.3%
AngioDynamics, Inc.†	4,097	42,363
Apyx Medical Corp.†	3,734	22,479
Cantel Medical Corp.	4,237	202,698
Milestone Scientific, Inc.†	4,719	7,267
Misonix Opco, Inc.†	1,342	15,245
Natus Medical, Inc.†	3,757	68,415
NuVasive, Inc.†	5,739	254,984
Silk Road Medical, Inc.†	3,003	181,982
Stereotaxis, Inc.†	4,937	15,601

		811,034

Medical Labs & Testing Services — 0.6%
Avalon GloboCare Corp.†	2,206	2,471
Cellular Biomedicine Group, Inc.†	1,376	24,782
Dyadic International, Inc.†	2,154	15,380
Fulgent Genetics, Inc.†	1,079	35,100
Invitae Corp.†	12,891	505,456
Liquidia Technologies, Inc.†	3,025	13,976
MEDNAX, Inc.†	8,328	106,182
Medpace Holdings, Inc.†	3,049	338,256
OPKO Health, Inc.†	44,420	156,358
Personalis, Inc.†	2,647	65,460

Progenity, Inc.†	387	1,931
SI-BONE, Inc.†	2,834	59,429
Vapotherm, Inc.†	2,191	65,620
Viemed Healthcare, Inc.†	3,899	31,231

		1,421,632

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,931	36,554

Medical Products — 2.2%
Accuray, Inc.†	9,998	29,094
Acutus Medical, Inc.†	1,098	25,111
Alphatec Holdings, Inc.†	5,042	43,059
AtriCure, Inc.†	4,883	168,756
Atrion Corp.	158	94,982
Avanos Medical, Inc.†	5,318	187,991
AxoGen, Inc.†	4,064	51,247
Axonics Modulation Technologies, Inc.†	3,379	158,441
Bellerophon Therapeutics, Inc.†	501	4,223
BioSig Technologies, Inc.†	2,688	8,494
Cardiovascular Systems, Inc.†	4,318	153,937
Castle Biosciences, Inc.†	1,310	60,823
Cerus Corp.†	18,337	96,269
CryoLife, Inc.†	4,112	68,917
CytoSorbents Corp.†	4,588	35,098
Electromed, Inc.†	777	6,457
FONAR Corp.†	704	13,827
Glaukos Corp.†	4,769	266,683
Hanger, Inc.†	4,135	72,238
Inari Medical, Inc.†	859	56,866
InfuSystem Holdings, Inc.†	1,615	19,897
Inogen, Inc.†	2,058	60,114
Inspire Medical Systems, Inc.†	2,923	349,094
Integer Holdings Corp.†	3,654	213,576
Intersect ENT, Inc.†	3,632	56,296
Invacare Corp.	3,772	30,591
iRadimed Corp.†	657	14,881
iRhythm Technologies, Inc.†	3,062	647,460
LeMaitre Vascular, Inc.	1,855	60,250
LivaNova PLC†	5,456	274,655
Luminex Corp.	4,802	105,836
NanoString Technologies, Inc.†	4,221	154,700
Nemaura Medical, Inc.†	826	2,932
Nevro Corp.†	3,750	559,538
Orthofix Medical, Inc.†	2,085	65,177
OrthoPediatrics Corp.†	1,464	65,294
PAVmed, Inc.†	4,078	7,300
Pulse Biosciences, Inc.†	1,530	18,528
Repro-Med Systems, Inc.†	3,011	16,621
SeaSpine Holdings Corp.†	2,955	37,706
Shockwave Medical, Inc.†	3,177	217,053
Sientra, Inc.†	5,183	21,872
Soleno Therapeutics, Inc.†	6,652	11,574
Soliton, Inc.†	777	5,563
Surgalign Holdings, Inc.†	6,525	11,354
Surmodics, Inc.†	1,478	54,317
Tactile Systems Technology, Inc.†	2,051	75,026
Venus Concept, Inc.†	2,138	4,511
Wright Medical Group NV†	14,372	439,640
Zynex, Inc.†	2,083	26,683

		5,230,552

Medical-Biomedical/Gene — 8.3%
Abeona Therapeutics, Inc.†	6,744	7,216
ADMA Biologics, Inc.†	6,722	13,377
Adverum Biotechnologies, Inc.†	9,702	105,849
Affimed NV†	9,083	28,702
Agenus, Inc.†	16,943	62,520
Akero Therapeutics, Inc.†	1,512	40,144
Akouos, Inc.†	1,621	31,464
Albireo Pharma, Inc.†	1,485	46,867
Alder Biopharmaceuticals, Inc. CVR†(1)	7,560	6,653
Allakos, Inc.†	2,720	258,754
Allogene Therapeutics, Inc.†	6,021	204,232
ALX Oncology Holdings, Inc.†	1,069	42,236
AMAG Pharmaceuticals, Inc.†	3,447	47,293
Amicus Therapeutics, Inc.†	28,396	506,301
AnaptysBio, Inc.†	2,391	70,439
Anavex Life Sciences Corp.†	5,862	34,586
ANI Pharmaceuticals, Inc.†	1,051	26,790
Annexon, Inc.†	1,646	34,253
Apellis Pharmaceuticals, Inc.†	6,707	213,953
Applied Genetic Technologies Corp.†	2,718	14,025
Applied Molecular Transport, Inc.†	1,387	40,764
Applied Therapeutics, Inc.†	1,522	24,763
Aprea Therapeutics, Inc.†	803	17,513
Aptinyx, Inc.†	2,829	8,289
Aravive, Inc.†	1,358	6,288
Arcturus Therapeutics Holdings, Inc.†	1,787	96,641
Arcus Biosciences, Inc.†	4,707	102,613
Arcutis Biotherapeutics, Inc.†	2,019	35,979
Ardelyx, Inc.†	8,158	41,687
Arena Pharmaceuticals, Inc.†	6,494	556,666
Arrowhead Pharmaceuticals, Inc.†	11,211	642,390
Assembly Biosciences, Inc.†	3,427	50,514
Atara Biotherapeutics, Inc.†	8,083	104,352
Athersys, Inc.†	19,369	33,896
Atreca, Inc., Class A†	3,145	42,017
AVEO Pharmaceuticals, Inc.†	2,438	13,238
Avid Bioservices, Inc.†	6,295	45,639
Avidity Biosciences, Inc.†	1,868	46,196
Avrobio, Inc.†	3,489	49,823
Beam Therapeutics, Inc.†	3,947	134,869
BioCryst Pharmaceuticals, Inc.†	19,727	75,357
Biohaven Pharmaceutical Holding Co., Ltd.†	5,373	416,193
Black Diamond Therapeutics, Inc.†	2,019	63,619
Blueprint Medicines Corp.†	6,180	632,090
BrainStorm Cell Therapeutics, Inc.†	3,190	31,996
Bridgebio Pharma, Inc.†	8,133	312,145
Cabaletta Bio, Inc.†	1,442	16,684
Calithera Biosciences, Inc.†	7,345	26,001
Cara Therapeutics, Inc.†	4,597	60,956
CASI Pharmaceuticals, Inc.†	7,383	17,350
Catabasis Pharmaceuticals, Inc.†	2,148	2,878
CEL-SCI Corp.†	3,768	45,329
Centogene NV†	950	11,561
Cerecor, Inc.†	4,049	8,341
Champions Oncology, Inc.†	806	7,077

Checkmate Pharmaceuticals, Inc.†	564	6,480
ChemoCentryx, Inc.†	5,538	265,824
Chinook Therapeutics, Inc.†	1,482	18,303
ChromaDex Corp.†	4,552	20,530
Cohbar, Inc.†	2,892	2,650
Constellation Pharmaceuticals, Inc.†	3,428	67,257
ContraFect Corp.†	2,730	15,424
Cortexyme, Inc.†	1,757	84,108
Crinetics Pharmaceuticals, Inc.†	3,022	36,506
Cue Biopharma, Inc.†	3,213	35,793
Cymabay Therapeutics, Inc.†	7,736	64,364
CytomX Therapeutics, Inc.†	5,042	33,378
Deciphera Pharmaceuticals, Inc.†	4,178	242,616
Denali Therapeutics, Inc.†	7,023	300,444
DermTech, Inc.†	905	11,548
Dicerna Pharmaceuticals, Inc.†	7,255	152,282
Dynavax Technologies Corp.†	11,866	44,260
Editas Medicine, Inc.†	7,014	217,013
Eiger BioPharmaceuticals, Inc.†	3,071	27,270
Emergent BioSolutions, Inc.†	4,986	448,590
Enochian Biosciences, Inc.†	1,540	4,697
Enzo Biochem, Inc.†	4,961	9,029
Epizyme, Inc.†	9,962	123,130
Esperion Therapeutics, Inc.†	2,891	86,643
Evelo Biosciences, Inc.†	2,233	8,865
Evolus, Inc.†	2,431	7,366
Exagen, Inc.†	533	7,601
Exicure, Inc.†	6,623	9,934
Fate Therapeutics, Inc.†	8,000	355,200
FibroGen, Inc.†	9,409	361,117
Five Prime Therapeutics, Inc.†	2,991	13,639
Forma Therapeutics Holdings, Inc.†	1,800	77,616
Frequency Therapeutics, Inc.†	2,805	61,373
Galera Therapeutics, Inc.†	976	7,993
Generation Bio Co.†	1,371	35,427
Genprex, Inc.†	3,186	10,354
Geron Corp.†	32,085	55,828
GlycoMimetics, Inc.†	4,138	11,586
Gossamer Bio, Inc.†	6,328	52,522
Halozyme Therapeutics, Inc.†	15,168	424,704
Harvard Bioscience, Inc.†	4,275	14,449
Homology Medicines, Inc.†	3,796	40,124
iBio, Inc.†	6,443	11,211
IGM Biosciences, Inc.†	793	41,862
ImmunoGen, Inc.†	19,188	108,220
Immunovant, Inc.†	3,899	170,074
Innoviva, Inc.†	7,085	76,589
Inovio Pharmaceuticals, Inc.†	17,510	172,473
Inozyme Pharma Inc†	908	20,857
Insmed, Inc.†	11,307	372,453
Intercept Pharmaceuticals, Inc.†	2,896	80,480
iTeos Therapeutics Inc†	1,194	27,187
IVERIC bio, Inc.†	8,972	53,114
Kaleido Biosciences, Inc.†	1,295	7,912
Karuna Therapeutics, Inc.†	1,764	143,219
Karyopharm Therapeutics, Inc.†	7,831	116,055
Keros Therapeutics, Inc.†	778	43,257
Kezar Life Sciences, Inc.†	3,496	17,900
Kindred Biosciences, Inc.†	4,161	14,522
Kiniksa Pharmaceuticals, Ltd., Class A†	2,985	46,745
Kodiak Sciences, Inc.†	3,222	292,590
Krystal Biotech, Inc.†	1,510	64,915
Lexicon Pharmaceuticals, Inc.†	4,611	5,118
Ligand Pharmaceuticals, Inc.†	1,611	132,827
LogicBio Therapeutics, Inc.†	1,362	7,518
Lyra Therapeutics, Inc.†	459	4,911
MacroGenics, Inc.†	5,896	114,441
Magenta Therapeutics, Inc.†	2,312	14,589
Marker Therapeutics, Inc.†	3,296	4,483
MEI Pharma, Inc.†	11,538	29,999
MeiraGTx Holdings PLC†	2,293	29,305
Mersana Therapeutics, Inc.†	5,945	107,129
Mirati Therapeutics, Inc.†	4,191	910,034
Molecular Templates, Inc.†	2,957	26,140
Mustang Bio, Inc.†	3,199	8,525
Myriad Genetics, Inc.†	7,950	98,818
NantKwest, Inc.†	3,520	26,435
NeoGenomics, Inc.†	11,570	453,891
NextCure, Inc.†	1,840	17,774
NGM Biopharmaceuticals, Inc.†	2,663	46,176
Nkarta, Inc.†	1,815	52,109
Novavax, Inc.†	6,884	555,608
Nurix Therapeutics, Inc.†	1,240	31,360
Omeros Corp.†	6,600	66,924
Oncocyte Corp.†	7,025	10,397
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	2,260	8,249
Orgenesis, Inc.†	2,018	9,142
Osmotica Pharmaceuticals PLC†	1,445	7,413
Ovid therapeutics, Inc.†	4,781	24,431
Oyster Point Pharma, Inc.†	676	13,405
Pacific Biosciences of California, Inc.†	18,634	244,292
Pandion Therapeutics Inc†	835	9,861
PDL BioPharma, Inc.†	12,437	26,740
Phathom Pharmaceuticals, Inc.†	1,200	47,232
Pieris Pharmaceuticals, Inc.†	5,541	13,908
Pliant Therapeutics Inc†	1,163	25,144
Poseida Therapeutics Inc†	1,500	17,265
Precigen, Inc.†	7,397	31,733
Precision BioSciences, Inc.†	5,192	32,762
Prevail Therapeutics, Inc.†	1,595	15,615
Protara Therapeutics, Inc.†	225	4,036
Prothena Corp. PLC†	3,436	37,487
Provention Bio, Inc.†	5,316	63,048
PTC Therapeutics, Inc.†	6,902	360,215
Puma Biotechnology, Inc.†	3,411	28,550
Radius Health, Inc.†	5,077	68,083
RAPT Therapeutics, Inc.†	1,225	35,206
REGENXBIO, Inc.†	3,803	109,374
Relay Therapeutics, Inc.†	3,594	132,762
Replimune Group, Inc.†	2,329	97,375
Retrophin, Inc.†	5,464	110,591
REVOLUTION Medicines, Inc.†	4,308	130,058
Rigel Pharmaceuticals, Inc.†	18,977	47,063
Rocket Pharmaceuticals, Inc.†	3,804	106,284
Rubius Therapeutics, Inc.†	4,003	16,933
Sangamo Therapeutics, Inc.†	12,860	132,972
Satsuma Pharmaceuticals, Inc.†	1,026	3,653

Savara, Inc.†	5,377	5,592
Scholar Rock Holding Corp.†	2,537	98,689
Selecta Biosciences, Inc.†	7,573	22,416
Solid Biosciences, Inc.†	2,760	9,025
Sorrento Therapeutics, Inc.†	24,721	171,564
SpringWorks Therapeutics, Inc.†	2,366	137,204
Stoke Therapeutics, Inc.†	1,364	52,364
Strongbridge Biopharma PLC†	3,967	7,736
Sutro Biopharma, Inc.†	2,894	37,217
Syndax Pharmaceuticals, Inc.†	3,008	52,369
TCR2 Therapeutics, Inc.†	2,837	55,804
Tela Bio, Inc.†	766	11,613
Theravance Biopharma, Inc.†	5,137	97,141
Translate Bio, Inc.†	7,612	97,662
TransMedics Group, Inc.†	2,808	33,640
Turning Point Therapeutics, Inc.†	4,048	373,185
Twist Bioscience Corp.†	3,654	280,043
Tyme Technologies, Inc.†	7,562	6,565
Ultragenyx Pharmaceutical, Inc.†	6,424	645,612
UNITY Biotechnology, Inc.†	3,892	15,062
Vaxart, Inc.†	5,851	28,787
VBI Vaccines, Inc.†	19,177	45,066
Veracyte, Inc.†	6,396	221,685
Verastem, Inc.†	19,053	22,864
Vericel Corp.†	5,024	93,095
Veru, Inc.†	5,933	14,951
Viela Bio, Inc.†	2,416	77,095
Viking Therapeutics, Inc.†	7,322	41,223
Vir Biotechnology, Inc.†	5,984	188,137
VolitionRX, Ltd.†	3,053	9,067
VYNE Therapeutics, Inc.†	16,217	25,947
WaVe Life Sciences, Ltd.†	2,736	19,344
X4 Pharmaceuticals, Inc.†	1,795	10,303
XBiotech, Inc.†	1,594	27,273
Xencor, Inc.†	6,193	237,687
XOMA Corp.†	679	16,846
Y-mAbs Therapeutics, Inc.†	3,344	142,923
Zentalis Pharmaceuticals, Inc.†	1,287	50,952
ZIOPHARM Oncology, Inc.†	23,808	49,759

		19,671,890

Medical-Drugs — 2.5%
89bio, Inc.†	727	16,837
AcelRx Pharmaceuticals, Inc.†	8,937	15,282
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,690	36,019
Aerie Pharmaceuticals, Inc.†	4,097	43,469
Agile Therapeutics, Inc.†	7,584	20,628
Alector, Inc.†	5,170	48,650
Allovir, Inc.†	2,002	52,913
Amphastar Pharmaceuticals, Inc.†	4,069	79,712
Aquestive Therapeutics, Inc.†	2,219	10,740
Athenex, Inc.†	6,922	78,911
Avenue Therapeutics, Inc.†	744	2,336
Axcella Health, Inc.†	1,679	7,119
Aytu BioScience, Inc.†	2,555	2,428
Beyond Air, Inc.†	1,560	8,174
Beyondspring, Inc.†	1,639	24,159
BioSpecifics Technologies Corp.†	697	61,406
Bioxcel Therapeutics, Inc.†	1,309	59,808
Cassava Sciences, Inc.†	2,588	21,248
Catalyst Biosciences, Inc.†	2,463	13,497
Catalyst Pharmaceuticals, Inc.†	10,840	32,195
Checkpoint Therapeutics, Inc.†	5,035	11,027
Chiasma, Inc.†	5,596	20,985
Chimerix, Inc.†	5,404	14,429
Cidara Therapeutics, Inc.†	3,934	10,268
Clovis Oncology, Inc.†	9,262	45,662
Coherus Biosciences, Inc.†	6,466	107,788
Collegium Pharmaceutical, Inc.†	3,834	68,360
Concert Pharmaceuticals, Inc.†	3,194	32,962
Corbus Pharmaceuticals Holdings, Inc.†	8,341	7,838
Corcept Therapeutics, Inc.†	10,721	179,898
Cyclerion Therapeutics, Inc.†	2,473	5,787
Cytokinetics, Inc.†	7,411	113,907
Durect Corp.†	22,615	40,820
Eagle Pharmaceuticals, Inc.†	1,218	56,661
Eloxx Pharmaceuticals, Inc.†	2,976	7,529
Enanta Pharmaceuticals, Inc.†	2,127	92,801
Eton Pharmaceuticals, Inc.†	1,646	11,999
Fortress Biotech, Inc.†	7,011	15,424
Fulcrum Therapeutics, Inc.†	1,598	15,756
Galectin Therapeutics, Inc.†	4,154	10,551
Gritstone Oncology, Inc.†	3,362	9,178
Harpoon Therapeutics,, Inc..†	1,181	17,089
Harrow Health, Inc.†	2,499	11,895
Hookipa Pharma, Inc.†	1,388	13,047
Ideaya Biosciences, Inc.†	1,778	21,638
IMARA, Inc.†	552	8,727
Immunic, Inc.†	622	9,852
Intellia Therapeutics, Inc.†	5,596	133,968
Intra-Cellular Therapies, Inc.†	7,300	180,091
Ironwood Pharmaceuticals, Inc.†	17,821	176,072
Jounce Therapeutics, Inc.†	1,927	16,033
Kadmon Holdings, Inc.†	19,266	65,504
Kala Pharmaceuticals, Inc.†	4,420	29,172
KalVista Pharmaceuticals, Inc.†	1,523	26,211
Kura Oncology, Inc.†	5,924	185,125
Lannett Co., Inc.†	3,554	22,852
Madrigal Pharmaceuticals, Inc.†	977	124,323
Marinus Pharmaceuticals, Inc.†	2,793	36,421
MediciNova, Inc.†	4,705	26,301
Minerva Neurosciences, Inc.†	3,821	12,265
Mirum Pharmaceuticals, Inc.†	581	9,151
Morphic Holding, Inc.†	1,529	41,145
MyoKardia, Inc.†	5,665	1,266,297
Neoleukin Therapeutics, Inc.†	3,598	37,743
Neubase Therapeutics, Inc.†	1,875	14,691
NeuroBo Pharmaceuticals, Inc.†	478	2,400
Ocular Therapeutix, Inc.†	6,755	64,173
Odonate Therapeutics, Inc.†	1,460	21,039
Optinose, Inc.†	3,903	12,490
ORIC Pharmaceuticals, Inc.†	972	20,898
Pacira BioSciences, Inc.†	4,685	245,026
Paratek Pharmaceuticals, Inc.†	4,871	23,235
Passage Bio, Inc.†	1,517	25,501
PhaseBio Pharmaceuticals, Inc.†	1,704	4,652
Phibro Animal Health Corp., Class A	2,278	37,450
Prestige Consumer Healthcare, Inc.†	5,620	185,629

Progenics Pharmaceuticals, Inc. CVR†(1)	9,786	0
Protagonist Therapeutics, Inc.†	3,383	64,108
Relmada Therapeutics, Inc.†	1,615	49,952
Rhythm Pharmaceuticals, Inc.†	3,754	79,472
Rockwell Medical, Inc.†	7,782	6,633
scPharmaceuticals, Inc.†	782	6,741
Seres Therapeutics, Inc.†	5,929	165,360
SIGA Technologies, Inc.†	5,821	37,196
Spectrum Pharmaceuticals, Inc.†	16,109	55,254
Spero Therapeutics, Inc.†	1,651	21,645
Supernus Pharmaceuticals, Inc.†	5,448	100,025
Syros Pharmaceuticals, Inc.†	4,636	30,922
TG Therapeutics, Inc.†	12,401	313,373
TherapeuticsMD, Inc.†	26,382	32,186
Tricida, Inc.†	3,158	17,780
UroGen Pharma, Ltd.†	2,165	48,756
Vanda Pharmaceuticals, Inc.†	6,002	64,161
Vaxcyte, Inc.†	2,034	76,011
Verrica Pharmaceuticals, Inc.†	1,389	10,293
Voyager Therapeutics, Inc.†	2,886	30,678
vTv Therapeutics, Inc., Class A†	1,164	1,979
Xeris Pharmaceuticals, Inc.†	5,133	24,279
Zogenix, Inc.†	6,207	132,333

		6,012,404

Medical-Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†	11,077	46,081
Arvinas, Inc.†	3,266	68,292
Endo International PLC†	25,297	115,607

		229,980

Medical-HMO — 0.1%
Magellan Health, Inc.†	2,648	191,371
Tivity Health, Inc.†	4,840	66,550
Triple-S Management Corp., Class B†	2,532	46,893

		304,814

Medical-Hospitals — 0.3%
Community Health Systems, Inc.†	9,517	59,386
Select Medical Holdings Corp.†	12,131	254,509
Surgery Partners, Inc.†	2,516	54,899
Tenet Healthcare Corp.†	11,671	286,406

		655,200

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,712	336,094
National HealthCare Corp.	1,401	88,683

		424,777

Medical-Outpatient/Home Medical — 0.5%
Addus HomeCare Corp.†	1,542	150,453
Joint Corp.†	1,482	27,773
LHC Group, Inc.†	3,391	734,321
Pennant Group, Inc.†	2,847	118,606
Providence Service Corp.†	1,350	158,692

		1,189,845

Medical-Wholesale Drug Distribution — 0.3%
AdaptHealth Corp.†	2,791	76,194
Covetrus, Inc.†	10,961	270,627
Eidos Therapeutics, Inc.†	1,221	86,593
Evofem Biosciences, Inc.†	8,564	20,297
Owens & Minor, Inc.	7,037	176,769
PetIQ, Inc.†	2,353	67,202

		697,682

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,909	97,713
Helios Technologies, Inc.	3,471	145,227
Lawson Products, Inc.†	494	20,358
LB Foster Co., Class A†	1,127	15,282
Mayville Engineering Co., Inc.†	822	7,324
Mueller Industries, Inc.	6,244	180,639
Park-Ohio Holdings Corp.	975	19,246
RBC Bearings, Inc.†	2,752	327,626
Rexnord Corp.	13,622	436,994
Standex International Corp.	1,373	85,249
Tredegar Corp.	2,921	42,588

		1,378,246

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,020	11,638
Ryerson Holding Corp.†	1,788	14,072
Worthington Industries, Inc.	4,080	200,777

		226,487

Metal Products-Fasteners — 0.0%
Eastern Co.	602	12,323

Metal-Aluminum — 0.3%
Alcoa Corp.†	20,923	270,325
Arconic Corp.†	11,116	241,662
Century Aluminum Co.†	5,641	37,118
Kaiser Aluminum Corp.	1,756	110,505

		659,610

Metal-Iron — 0.2%
Cleveland-Cliffs, Inc.	44,120	365,314

Miscellaneous Manufacturing — 0.2%
Hillenbrand, Inc.	8,276	242,073
John Bean Technologies Corp.	3,498	293,727

		535,800

Motion Pictures & Services — 0.0%
Eros STX Global Corp.†	16,881	32,411
IMAX Corp.†	5,526	63,715

		96,126

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,860	70,519

Multimedia — 0.0%
E.W. Scripps Co., Class A	6,260	56,841
Entravision Communications Corp., Class A	6,570	12,023

		68,864

Networking Products — 0.2%
A10 Networks, Inc.†	6,798	45,819
Calix, Inc.†	5,878	137,604
Extreme Networks, Inc.†	13,236	53,738
Infinera Corp.†	17,785	111,334
Inseego Corp.†	7,613	66,233

NeoPhotonics Corp.†	5,480	37,319
NETGEAR, Inc.†	3,306	101,891

		553,938

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	948	20,287

Non-Ferrous Metals — 0.0%
Energy Fuels, Inc.†	13,917	21,015
Uranium Energy Corp.†	20,289	17,501

		38,516

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	5,145	277,779
Covanta Holding Corp.	13,242	120,237

		398,016

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	19,353	102,764

Office Furnishings-Original — 0.3%
CompX International, Inc.	185	2,338
Herman Miller, Inc.	6,588	200,736
HNI Corp.	4,763	155,036
Interface, Inc.	6,513	39,925
Kimball International, Inc., Class B	4,025	41,458
Knoll, Inc.	5,594	64,107
Steelcase, Inc., Class A	9,636	100,600

		604,200

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,316	54,365

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd.	785	22,310
Patterson-UTI Energy, Inc.	20,456	52,367
ProPetro Holding Corp.†	8,951	35,356
Transocean, Ltd.†	65,312	43,792

		153,825

Oil Companies-Exploration & Production — 0.6%
Antero Resources Corp.†	27,112	92,181
Berry Corp.	7,563	19,815
Bonanza Creek Energy, Inc.†	2,101	37,209
Brigham Minerals, Inc., Class A	4,123	36,365
CNX Resources Corp.†	24,850	241,045
Comstock Resources, Inc.†	2,728	14,486
Contango Oil & Gas Co.†	10,221	12,776
Earthstone Energy, Inc., Class A†	2,599	6,991
Evolution Petroleum Corp.	3,158	6,979
Falcon Minerals Corp.	4,265	7,848
Goodrich Petroleum Corp.†	1,031	9,877
Gulfport Energy Corp.†	17,962	4,598
Kosmos Energy, Ltd.	45,025	44,768
Magnolia Oil & Gas Corp., Class A†	13,846	60,092
Matador Resources Co.†	12,323	87,124
Montage Resources Corp.†	2,393	11,845
Ovintiv, Inc.	29,242	269,026
PDC Energy, Inc.†	11,145	132,848
Penn Virginia Corp.†	1,522	11,689
PrimeEnergy Resources Corp.†	58	2,987
Range Resources Corp.	23,917	157,374
SM Energy Co.	12,747	20,523
Southwestern Energy Co.†	66,932	178,709
Talos Energy, Inc.†	1,376	9,054
Tellurian, Inc.†	18,320	17,587
W&T Offshore, Inc.†	10,529	14,741
Whiting Petroleum Corp.†	134	1,956

		1,510,493

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,902	101,062
Exterran Corp.†	2,910	12,309
Thermon Group Holdings, Inc.†	3,657	36,899
US Silica Holdings, Inc.	8,235	22,399

		172,669

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	245	4,675
CVR Energy, Inc.	3,306	36,399
Delek US Holdings, Inc.	6,978	70,199
Murphy USA, Inc.†	3,081	376,776
Par Pacific Holdings, Inc.†	4,469	28,780
PBF Energy, Inc., Class A	10,784	50,361
Trecora Resources†	2,698	15,972

		583,162

Oil-Field Services — 0.3%
Archrock, Inc.	14,493	85,943
ChampionX Corp.†	20,752	181,165
DMC Global, Inc.	1,624	57,766
Frank’s International NV†	17,306	30,285
Helix Energy Solutions Group, Inc.†	15,934	39,516
Liberty Oilfield Services, Inc., Class A	7,251	48,437
Matrix Service Co.†	2,893	21,987
MRC Global, Inc.†	8,775	37,381
National Energy Services Reunited Corp.†	2,307	17,072
Newpark Resources, Inc.†	9,928	7,100
NexTier Oilfield Solutions, Inc.†	18,072	34,156
NOW, Inc.†	12,234	49,792
Oceaneering International, Inc.†	11,086	45,231
Oil States International, Inc.†	6,724	16,743
RPC, Inc.†	6,418	15,275
Select Energy Services, Inc., Class A†	6,581	19,875
Solaris Oilfield Infrastructure, Inc., Class A	3,217	19,077

		726,801

Optical Supplies — 0.2%
STAAR Surgical Co.†	5,116	370,910

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	1,796	66,721
Domtar Corp.	6,138	146,576
Glatfelter Corp.	4,893	69,823
Neenah, Inc.	1,873	70,481
Schweitzer-Mauduit International, Inc.	3,468	115,138
Verso Corp., Class A	3,498	27,214

		495,953

Pastoral & Agricultural — 0.3%
Darling Ingredients, Inc.†	17,971	772,753

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,347	262,270

Pharmacy Services — 0.0%
Option Care Health, Inc.†	4,909	65,437

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,416	112,331

Physicians Practice Management — 0.0%
Accolade, Inc.†	1,300	45,526
Apollo Medical Holdings, Inc.†	2,211	38,162

		83,688

Pipelines — 0.0%
NextDecade Corp.†	2,347	5,680

Pollution Control — 0.0%
Advanced Emissions Solutions, Inc.	1,770	7,876
CECO Environmental Corp.†	3,459	24,490

		32,366

Poultry — 0.1%
Sanderson Farms, Inc.	2,251	288,060

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	1,002	23,677
Vicor Corp.†	2,154	168,012

		191,689

Precious Metals — 0.2%
Coeur Mining, Inc.†	27,045	191,208
Hecla Mining Co.	58,290	266,968

		458,176

Printing-Commercial — 0.1%
Cimpress PLC†	1,986	145,772
Deluxe Corp.	4,663	99,975
Ennis, Inc.	2,862	43,617
Quad/Graphics, Inc.	3,712	8,426

		297,790

Professional Sports — 0.1%
Liberty Media Corp. - Liberty Braves, Series A†	1,119	23,163
Liberty Media Corp. - Liberty Braves, Series C†	4,056	83,027

		106,190

Protection/Safety — 0.1%
Genasys, Inc.†	3,716	22,370
ShotSpotter, Inc.†	899	26,350
Vivint Smart Home, Inc.†	8,136	126,515

		175,235

Publishing-Books — 0.1%
Gannett Co, Inc.	14,685	16,888
Houghton Mifflin Harcourt Co.†	11,788	30,767
Scholastic Corp.	3,244	64,101

		111,756

Publishing-Newspapers — 0.1%
TEGNA, Inc.	24,501	294,747
Tribune Publishing Co.	1,743	19,975

		314,722

Publishing-Periodicals — 0.0%
Meredith Corp.	4,429	48,719
Value Line, Inc.	115	3,139

		51,858

Quarrying — 0.1%
Compass Minerals International, Inc.	3,815	230,350

Racetracks — 0.7%
Churchill Downs, Inc.	4,245	633,142
Penn National Gaming, Inc.†	16,989	917,066

		1,550,208

Radio — 0.0%
Entercom Communications Corp., Class A	13,098	19,647
iHeartMedia, Inc., Class A† Class A	6,685	54,951
Saga Communications, Inc., Class A	423	7,199

		81,797

Real Estate Investment Trusts — 6.0%
Acadia Realty Trust	9,474	88,392
Agree Realty Corp.	5,945	369,006
Alexander & Baldwin, Inc.	8,051	103,455
Alexander’s, Inc.	239	58,122
Alpine Income Property Trust, Inc.	747	10,421
American Assets Trust, Inc.	5,621	117,648
American Finance Trust, Inc.	12,196	70,310
Anworth Mtg. Asset Corp.	10,948	17,955
Apollo Commercial Real Estate Finance, Inc.	16,572	144,176
Arbor Realty Trust, Inc.	11,765	139,062
Ares Commercial Real Estate Corp.	3,435	31,980
Armada Hoffler Properties, Inc.	6,425	57,889
ARMOUR Residential REIT, Inc.	7,149	68,202
Blackstone Mtg. Trust, Inc., Class A	15,383	333,811
Bluerock Residential Growth REIT, Inc.	2,749	23,806
Broadmark Realty Capital, Inc.	14,370	143,269
BRT Apartments Corp.	1,176	14,641
Capstead Mtg. Corp.	10,647	54,406
CareTrust REIT, Inc.	10,671	182,474
CatchMark Timber Trust, Inc., Class A	5,443	47,300
Chatham Lodging Trust	5,177	38,051
Cherry Hill Mtg. Investment Corp.	1,697	15,545
Chimera Investment Corp.	21,439	179,016
CIM Commercial Trust Corp.	1,257	10,056
City Office REIT, Inc.	4,782	30,222
Clipper Realty, Inc.	1,660	9,329
Colony Capital, Inc.	53,643	190,969
Colony Credit Real Estate, Inc.	9,390	49,204
Columbia Property Trust, Inc.	12,791	135,329
Community Healthcare Trust, Inc.	2,414	111,768
CoreCivic, Inc.	13,360	85,638
CorEnergy Infrastructure Trust, Inc.	1,533	7,174
CorePoint Lodging, Inc.	4,385	20,960
DiamondRock Hospitality Co.	22,309	110,207
Diversified Healthcare Trust	26,490	76,689
Dynex Capital, Inc.	2,472	40,491
Easterly Government Properties, Inc.	8,939	186,825
EastGroup Properties, Inc.	4,317	574,506
Ellington Financial, Inc.	4,609	56,414

Ellington Residential Mortgage REIT	1,007	10,704
Essential Properties Realty Trust, Inc.	10,321	170,503
Farmland Partners, Inc.	2,917	18,786
Four Corners Property Trust, Inc.	7,860	199,172
Franklin Street Properties Corp.	11,602	48,728
Front Yard Residential Corp.	5,594	74,904
GEO Group, Inc.	13,158	116,580
Getty Realty Corp.	3,817	100,311
Gladstone Commercial Corp.	3,757	61,051
Gladstone Land Corp.	2,186	30,320
Global Medical REIT, Inc.	4,711	58,558
Global Net Lease, Inc.	10,070	143,296
Granite Point Mtg. Trust, Inc.	6,099	41,107
Great Ajax Corp.	2,311	17,749
Healthcare Realty Trust, Inc.	15,093	419,585
Hersha Hospitality Trust	3,802	18,630
Independence Realty Trust, Inc.	10,586	128,620
Industrial Logistics Properties Trust	7,252	139,093
Innovative Industrial Properties, Inc.	2,375	276,996
Invesco Mtg. Capital, Inc.	20,399	55,077
Investors Real Estate Trust	1,436	96,801
iStar, Inc.	8,144	96,099
Jernigan Capital, Inc.	2,494	43,121
Kite Realty Group Trust	9,276	96,099
KKR Real Estate Finance Trust, Inc.	3,191	53,322
Ladder Capital Corp.	11,807	88,553
Lexington Realty Trust	30,551	303,371
LTC Properties, Inc.	4,343	143,362
Macerich Co.	16,739	116,503
Mack-Cali Realty Corp.	9,697	106,570
MFA Financial, Inc.	50,690	142,946
Monmouth Real Estate Investment Corp.	10,604	146,865
National Health Investors, Inc.	4,806	269,376
National Storage Affiliates Trust	6,996	237,094
NETSTREIT Corp.†	1,340	23,504
New Senior Investment Group, Inc.	9,153	35,788
New York Mtg. Trust, Inc.	42,313	107,475
NexPoint Residential Trust, Inc.	2,440	108,141
Office Properties Income Trust	5,343	98,365
One Liberty Properties, Inc.	1,797	27,728
Orchid Island Capital, Inc.	7,431	38,567
Pebblebrook Hotel Trust	14,538	174,165
PennyMac Mtg. Investment Trust	11,074	165,778
Physicians Realty Trust	23,313	393,057
Piedmont Office Realty Trust, Inc., Class A	14,097	160,988
Plymouth Industrial REIT, Inc.	1,771	22,509
PotlatchDeltic Corp.	7,320	304,146
Preferred Apartment Communities, Inc., Class A	5,313	28,690
PS Business Parks, Inc.	2,245	255,997
QTS Realty Trust, Inc., Class A	6,839	420,667
Ready Capital Corp.	4,673	52,525
Redwood Trust, Inc.	12,838	109,123
Retail Opportunity Investments Corp.	12,923	125,741
Retail Properties of America, Inc., Class A	23,955	125,524
Retail Value, Inc.	1,833	22,913
RLJ Lodging Trust	18,335	149,980
RPT Realty	9,012	44,069
Ryman Hospitality Properties, Inc.	5,636	224,595
Sabra Health Care REIT, Inc.	22,947	301,983
Safehold, Inc.	1,931	132,891
Saul Centers, Inc.	1,333	32,992
Seritage Growth Properties, Class A†	3,802	48,399
Service Properties Trust	18,314	132,044
SITE Centers Corp.	17,106	116,492
STAG Industrial, Inc.	16,743	521,042
Summit Hotel Properties, Inc.	11,549	60,979
Sunstone Hotel Investors, Inc.	24,011	178,162
Tanger Factory Outlet Centers, Inc.	10,115	62,612
Terreno Realty Corp.	7,448	419,173
TPG RE Finance Trust, Inc.	6,702	52,410
Two Harbors Investment Corp.	30,594	154,806
UMH Properties, Inc.	4,094	55,801
Uniti Group, Inc.	21,586	190,389
Universal Health Realty Income Trust	1,434	76,676
Urban Edge Properties	12,963	121,852
Urstadt Biddle Properties, Inc., Class A	3,321	31,583
Washington Real Estate Investment Trust	9,216	161,096
Western Asset Mtg. Capital Corp.	6,648	12,897
Whitestone REIT	4,450	26,522
Xenia Hotels & Resorts, Inc.	12,655	104,277

		14,289,683

Real Estate Management/Services — 0.5%
Cushman & Wakefield PLC†	12,344	144,672
eXp World Holdings, Inc.†	2,721	115,343
Fathom Holdings, Inc.†	534	10,018
Marcus & Millichap, Inc.†	2,601	81,229
Maui Land & Pineapple Co., Inc.†	753	7,598
Newmark Group, Inc., Class A	15,953	75,537
RE/MAX Holdings, Inc., Class A	1,989	64,324
Realogy Holdings Corp.†	12,805	142,904
Redfin Corp.†	10,825	452,160
RMR Group, Inc., Class A	1,698	45,269

		1,139,054

Real Estate Operations & Development — 0.2%
American Realty Investors, Inc.†	122	989
CTO Realty Growth, Inc.	521	22,992
FRP Holdings, Inc.†	736	29,779
Griffin Industrial Realty, Inc.	289	15,331
Kennedy-Wilson Holdings, Inc.	13,656	179,986
Legacy Housing Corp.†	926	12,603
McGrath RentCorp	2,694	153,773
St. Joe Co.†	3,670	99,237
Stratus Properties, Inc.†	657	14,040
Transcontinental Realty Investors, Inc.†	151	3,322

		532,052

Recreational Centers — 0.0%
OneSpaWorld Holdings, Ltd.	5,046	31,336

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	3,664	96,876
Malibu Boats, Inc., Class A†	2,293	116,553
Marine Products Corp.	801	12,704

MasterCraft Boat Holdings, Inc.†	2,070	42,683
OneWater Marine, Inc., Class A†	579	10,787

		279,603

Recycling — 0.1%
Harsco Corp.†	8,733	112,656

Rental Auto/Equipment — 0.3%
Alta Equipment Group, Inc.†	1,902	14,493
Avis Budget Group, Inc.†	5,880	197,979
CAI International, Inc.	1,834	48,326
Herc Holdings, Inc.†	2,717	120,526
Nesco Holdings, Inc.†	1,481	6,146
Rent-A-Center, Inc.	5,414	167,293
Textainer Group Holdings, Ltd.†	5,769	83,420

		638,183

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	4,523	436,922
SeaWorld Entertainment, Inc.†	5,676	124,985

		561,907

Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	6,960	98,971
American Eagle Outfitters, Inc.	16,845	230,945
Boot Barn Holdings, Inc.†	3,189	102,112
Buckle, Inc.	3,237	77,559
Caleres, Inc.	4,130	31,719
Cato Corp., Class A	2,376	14,541
Chico’s FAS, Inc.	13,274	14,203
Children’s Place, Inc.	1,579	39,901
Designer Brands, Inc., Class A	6,886	29,816
Duluth Holdings, Inc., Class B†	1,236	18,960
Express, Inc.†	7,101	4,339
Genesco, Inc.†	1,583	28,051
Guess?, Inc.	4,718	55,578
Shoe Carnival, Inc.	1,038	32,157
Tilly’s, Inc., Class A	2,478	15,215
Vera Bradley, Inc.†	2,290	14,519
Winmark Corp.	335	56,752

		865,338

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,950	18,271

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	8,321	67,483

Retail-Automobile — 0.6%
America’s Car-Mart, Inc.†	705	60,997
Asbury Automotive Group, Inc.†	2,152	221,613
Group 1 Automotive, Inc.	1,945	206,326
Lithia Motors, Inc., Class A	2,846	653,356
Rush Enterprises, Inc., Class A	4,572	163,860
Rush Enterprises, Inc., Class B	742	23,336
Sonic Automotive, Inc., Class A	2,665	96,100

		1,425,588

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.	14,166	280,487

Retail-Building Products — 0.3%
Aspen Aerogels, Inc.†	2,283	25,798
At Home Group, Inc.†	5,994	97,642
Beacon Roofing Supply, Inc.†	6,100	187,270
BMC Stock Holdings, Inc.†	7,510	297,321
Foundation Building Materials, Inc.†	2,278	33,168
GMS, Inc.†	4,651	105,112

		746,311

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,232	56,118

Retail-Discount — 0.4%
Big Lots, Inc.	4,384	208,678
BJ’s Wholesale Club Holdings, Inc.†	15,296	585,684
Citi Trends, Inc.	1,110	28,982

		823,344

Retail-Drug Store — 0.0%
OptimizeRx Corp.†	1,627	32,215
Rite Aid Corp.†	6,115	55,891

		88,106

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,190	70,563

Retail-Gardening Products — 0.0%
GrowGeneration Corp.†	4,000	66,800

Retail-Hair Salons — 0.0%
Regis Corp.†	2,629	14,565

Retail-Home Furnishings — 0.4%
Haverty Furniture Cos., Inc.	1,881	47,063
La-Z-Boy, Inc.	4,977	170,363
Lovesac Co.†	1,095	28,185
RH†	1,737	582,294

		827,905

Retail-Jewelry — 0.1%
Envela Corp.†	863	3,487
Movado Group, Inc.	1,755	19,147
Signet Jewelers, Ltd.	5,826	129,803

		152,437

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,304	69,074

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	2,183	20,782
Gaia, Inc.†	1,352	13,709
GameStop Corp., Class A†	6,388	66,882
Hudson, Ltd., Class A†	4,425	33,807
PriceSmart, Inc.	2,540	175,260
Sally Beauty Holdings, Inc.†	12,599	105,454

		415,894

Retail-Office Supplies — 0.1%
ODP Corp.	5,834	113,763

Retail-Pawn Shops — 0.1%
FirstCash, Inc.	4,544	236,470

Retail-Pet Food & Supplies — 0.2%
Freshpet, Inc.†	4,326	495,327
PetMed Express, Inc.	2,183	64,573

		559,900

Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	6,979	146,908

Retail-Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	843	37,707
Macy’s, Inc.	34,880	216,605

		254,312

Retail-Restaurants — 1.4%
Biglari Holdings, Inc., Class A†	8	3,496
Biglari Holdings, Inc., Class B†	103	8,628
BJ’s Restaurants, Inc.	2,464	69,510
Bloomin’ Brands, Inc.	9,778	136,697
Brinker International, Inc.	5,008	218,048
Cannae Holdings, Inc.†	9,632	356,191
Carrols Restaurant Group, Inc.†	3,943	23,067
Cheesecake Factory, Inc.	4,734	140,695
Chuy’s Holdings, Inc.†	2,190	45,968
Cracker Barrel Old Country Store, Inc.	2,648	301,395
Dave & Buster’s Entertainment, Inc.	4,935	84,685
Del Taco Restaurants, Inc.†	3,331	24,699
Denny’s Corp.†	6,937	62,156
Dine Brands Global, Inc.	1,738	89,420
El Pollo Loco Holdings, Inc.†	2,048	28,918
Fiesta Restaurant Group, Inc.†	2,010	17,366
Jack in the Box, Inc.	2,530	202,552
Kura Sushi USA, Inc., Class A†	376	4,839
Noodles & Co.†	3,489	22,539
Papa John’s International, Inc.	3,655	279,973
Red Robin Gourmet Burgers, Inc.†	1,727	20,793
Ruth’s Hospitality Group, Inc.	3,619	40,461
Shake Shack, Inc., Class A†	3,919	264,611
Texas Roadhouse, Inc.	7,337	513,810
Waitr Holdings, Inc.†	9,348	23,837
Wingstop, Inc.	3,310	385,052

		3,369,406

Retail-Sporting Goods — 0.1%
Hibbett Sports, Inc.†	1,842	69,646
Sportsman’s Warehouse Holdings, Inc.†	4,778	62,210
Zumiez, Inc.†	2,337	65,436

		197,292

Retail-Vision Service Center — 0.2%
National Vision Holdings, Inc.†	8,986	362,405

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	20,511	60,302
Five Star Senior Living, Inc.†	2,109	9,638

		69,940

Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	5,630	193,616
Goodyear Tire & Rubber Co.	25,821	213,798

		407,414

Rubber/Plastic Products — 0.3%
Myers Industries, Inc.	4,003	57,403
Proto Labs, Inc.†	2,986	352,587
Raven Industries, Inc.	3,981	87,263
Trinseo SA	4,274	135,999

		633,252

Satellite Telecom — 0.2%
Gogo, Inc.†	6,162	49,543
Iridium Communications, Inc.†	13,135	346,895
KVH Industries, Inc.†	1,873	16,277
Loral Space & Communications, Inc.	1,435	24,983

		437,698

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	6,456	175,991
Banc of California, Inc.	4,986	59,832
BankFinancial Corp.	1,478	10,863
Berkshire Hills Bancorp, Inc.	4,993	65,059
Brookline Bancorp, Inc.	8,660	82,963
Capitol Federal Financial, Inc.	14,819	170,122
Community Bankers Trust Corp.	2,432	13,279
Dime Community Bancshares, Inc.	3,201	40,493
Eagle Bancorp Montana, Inc.	703	13,540
ESSA Bancorp, Inc.	1,016	12,913
First Capital, Inc.	364	21,953
First Savings Financial Group, Inc.	208	11,242
Flushing Financial Corp.	3,012	38,523
FS Bancorp, Inc.	419	19,404
Greene County Bancorp, Inc.	340	7,667
Hingham Institution for Savings	158	31,911
Home Bancorp, Inc.	854	21,555
HomeTrust Bancshares, Inc.	1,746	27,884
Investors Bancorp, Inc.	25,762	217,946
Meridian Bancorp, Inc.	5,226	65,064
Northfield Bancorp, Inc.	5,327	54,122
Northwest Bancshares, Inc.	13,092	139,692
OceanFirst Financial Corp.	6,625	99,176
Oconee Federal Financial Corp.	117	2,634
Pacific Premier Bancorp, Inc.	8,931	227,740
Provident Financial Holdings, Inc.	669	8,469
Provident Financial Services, Inc.	8,022	108,858
Prudential Bancorp, Inc.	890	10,315
Riverview Bancorp, Inc.	2,359	11,064
Southern Missouri Bancorp, Inc.	859	21,887
Territorial Bancorp, Inc.	876	18,580
Timberland Bancorp, Inc.	832	15,850
Washington Federal, Inc.	8,433	179,539
Waterstone Financial, Inc.	2,501	42,217
WSFS Financial Corp.	5,606	177,654

		2,226,001

Schools — 0.3%
Adtalem Global Education, Inc.†	5,813	136,257
American Public Education, Inc.†	1,611	45,543
Aspen Group, Inc.†	2,120	19,886
K12, Inc.†	4,459	106,436
Laureate Education, Inc., Class A†	12,012	156,156
Perdoceo Education Corp.†	7,732	87,294
Strategic Education, Inc.	2,696	223,930
Universal Technical Institute, Inc.†	3,222	14,789

		790,291

Security Services — 0.1%
Brink’s Co.	5,613	240,405

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,548	199,569
Power Integrations, Inc.	6,584	396,423

		595,992

Semiconductor Equipment — 0.7%
Axcelis Technologies, Inc.†	3,717	82,034
Brooks Automation, Inc.	8,113	378,877
CMC Materials, Inc.	3,243	461,122
Cohu, Inc.	4,591	99,763
FormFactor, Inc.†	8,624	244,490
Onto Innovation, Inc.†	5,298	169,907
Ultra Clean Holdings, Inc.†	4,480	95,379
Veeco Instruments, Inc.†	5,434	69,175

		1,600,747

Silver Mining — 0.0%
Pan American Silver Corp. CVR†	29,003	20,882

Software Tools — 0.1%
Digital Turbine, Inc.†	9,199	263,643

Steel Pipe & Tube — 0.2%
Advanced Drainage Systems, Inc.	6,208	393,774
Northwest Pipe Co.†	1,074	28,783
Omega Flex, Inc.	324	48,503
TimkenSteel Corp.†	5,022	19,435

		490,495

Steel-Producers — 0.3%
Carpenter Technology Corp.	5,303	92,696
Commercial Metals Co.	13,284	274,315
Schnitzer Steel Industries, Inc., Class A	2,882	60,522
United States Steel Corp.	24,474	236,419

		663,952

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	14,173	130,533

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,509	34,900

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,457	44,215

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,248	26,121

Telecom Services — 0.2%
ATN International, Inc.	1,250	55,875
Consolidated Communications Holdings, Inc.†	8,125	37,944
GTT Communications, Inc.†	3,558	13,129
HC2 Holdings, Inc.†	4,232	9,099
Ooma, Inc.†	2,318	32,707
ORBCOMM, Inc.†	8,267	35,548
Rackspace Technology, Inc.†	3,777	59,488
Spok Holdings, Inc.	1,976	17,942
Vonage Holdings Corp.†	25,868	273,683

		535,415

Telecommunication Equipment — 0.4%
Acacia Communications, Inc.†	4,341	294,059
ADTRAN, Inc.	5,342	57,106
DZS, Inc.†	1,344	15,308
Harmonic, Inc.†	10,600	62,964
PC-Tel, Inc.	1,967	10,032
Plantronics, Inc.	3,820	74,567
Preformed Line Products Co.	336	18,490
Viavi Solutions, Inc.†	25,523	315,209

		847,735

Telephone-Integrated — 0.2%
Alaska Communications Systems Group, Inc.	5,794	11,066
Cincinnati Bell, Inc.†	5,599	84,265
IDT Corp., Class B†	1,696	16,163
Shenandoah Telecommunications Co.	5,382	234,763

		346,257

Television — 0.1%
AMC Networks, Inc., Class A†	4,327	91,949
Gray Television, Inc.†	9,697	122,958
Sinclair Broadcast Group, Inc., Class A	4,933	91,655

		306,562

Textile-Apparel — 0.0%
Unifi, Inc.†	1,533	22,980

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A	5,810	13,712
Cinemark Holdings, Inc.	11,939	97,780

		111,492

Therapeutics — 0.2%
Akebia Therapeutics, Inc.†	15,994	35,507
Anika Therapeutics, Inc.†	1,560	50,887
Axsome Therapeutics, Inc.†	3,094	205,163
CorMedix, Inc.†	3,446	17,403
Fennec Pharmaceuticals, Inc.†	2,388	18,053
Flexion Therapeutics, Inc.†	4,889	58,619
G1 Therapeutics, Inc.†	3,810	41,872
La Jolla Pharmaceutical Co.†	2,013	6,844
MannKind Corp.†	24,602	49,450
Recro Pharma, Inc.†	2,164	3,441

		487,239

Tobacco — 0.1%
Greenlane Holdings, Inc., Class A†	1,148	2,790
Turning Point Brands, Inc.	1,325	49,648
Universal Corp.	2,713	108,113
Vector Group, Ltd.	15,598	143,345

		303,896

Toys — 0.0%
Funko, Inc., Class A†	2,723	17,264

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,745	39,003

Transactional Software — 0.0%
Synchronoss Technologies, Inc.†	4,572	12,664

Transport-Air Freight — 0.2%
Air Transport Services Group, Inc.†	6,566	184,111

Atlas Air Worldwide Holdings, Inc.†	2,875	170,085

		354,196

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,889	265,541
General Finance Corp.†	1,172	7,676
Greenbrier Cos., Inc.	3,600	97,128
Willis Lease Finance Corp.†	328	6,957

		377,302

Transport-Marine — 0.3%
Ardmore Shipping Corp.	3,746	10,489
Costamare, Inc.	5,543	31,540
DHT Holdings, Inc.	12,451	59,889
Diamond S Shipping, Inc.†	3,056	17,297
Dorian LPG, Ltd.†	4,212	34,539
Eagle Bulk Shipping, Inc.†	705	9,701
Frontline, Ltd.	13,174	71,271
Genco Shipping & Trading, Ltd.	1,911	12,345
Golar LNG, Ltd.†	10,167	76,761
International Seaways, Inc.	2,682	36,314
Nordic American Tankers, Ltd.	16,107	46,871
Overseas Shipholding Group, Inc., Class A†	7,373	14,083
Pangaea Logistics Solutions, Ltd.	1,181	3,153
Safe Bulkers, Inc.†	5,795	5,138
Scorpio Bulkers, Inc.	1,000	10,980
Scorpio Tankers, Inc.	5,715	50,406
SEACOR Holdings, Inc.†	2,144	65,671
SFL Corp., Ltd.	10,781	70,184
Tidewater, Inc.†	4,513	26,446

		653,078

Transport-Services — 0.4%
Bristow Group, Inc.†	737	15,315
CryoPort, Inc.†	3,813	153,054
Daseke, Inc.†	5,088	33,428
Echo Global Logistics, Inc.†	2,926	78,914
Forward Air Corp.	3,107	195,648
Hub Group, Inc., Class A†	3,658	183,375
Matson, Inc.	4,778	248,217
Radiant Logistics, Inc.†	4,369	22,457
Universal Logistics Holdings, Inc.	857	16,909

		947,317

Transport-Truck — 0.4%
ArcBest Corp.	2,814	85,883
Covenant Logistics Group, Inc.†	1,301	17,915
Heartland Express, Inc.	5,438	99,570
Marten Transport, Ltd.	6,611	101,446
P.A.M. Transportation Services, Inc.†	202	7,999
Saia, Inc.†	2,935	433,382
US Xpress Enterprises, Inc., Class A†	2,474	17,838
Werner Enterprises, Inc.	6,806	258,764

		1,022,797

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	8,118	14,450

Venture Capital — 0.0%
Safeguard Scientifics, Inc.	2,183	12,705

Veterinary Diagnostics — 0.2%
Heska Corp.†	777	91,165
Neogen Corp.†	5,892	410,908

		502,073

Vitamins & Nutrition Products — 0.1%
Calyxt, Inc.†	1,154	3,704
LifeVantage Corp.†	1,530	16,907
Nature’s Sunshine Products, Inc.†	990	10,316
USANA Health Sciences, Inc.†	1,291	97,664

		128,591

Water — 0.4%
American States Water Co.	4,119	307,648
Artesian Resources Corp., Class A	899	31,672
California Water Service Group	5,520	246,026
Consolidated Water Co., Ltd.	1,619	16,287
Global Water Resources, Inc.	1,429	15,147
Middlesex Water Co.	1,905	122,187
PICO Holdings, Inc.†	1,886	15,597
SJW Group	2,947	178,854
York Water Co.	1,450	61,263

		994,681

Water Treatment Systems — 0.0%
Energy Recovery, Inc.†	4,483	43,440
Pure Cycle Corp.†	2,169	19,087

		62,527

Web Hosting/Design — 0.3%
Endurance International Group Holdings, Inc.†	7,385	42,907
NIC, Inc.	7,349	164,764
Q2 Holdings, Inc.†	5,540	505,470

		713,141

Wire & Cable Products — 0.1%
Belden, Inc.	4,930	152,238
Encore Wire Corp.	2,276	105,174
Insteel Industries, Inc.	2,072	45,087

		302,499

Wireless Equipment — 0.2%
Anterix, Inc.†	1,214	38,751
CalAmp Corp.†	3,743	26,500
Casa Systems, Inc.†	3,540	14,762
InterDigital, Inc.	3,439	192,515
Maxar Technologies, Inc.	6,826	175,906
Powerfleet, Inc.†	3,178	19,227
Resonant, Inc.†	5,591	12,803
Ribbon Communications, Inc.†	7,612	32,808

		513,272

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	4,262	57,111
ViewRay, Inc.†	12,447	36,967

		94,078

Total Common Stocks (cost $219,375,045)		214,128,821

EXCHANGE-TRADED FUNDS — 1.5%
iShares Russell 2000 ETF (cost $3,493,661)	23,600	3,612,924

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	538	1533
Whiting Petroleum Corp., Series B† Expires 09/01/2025	269	799

Total Warrants (cost $0)		2,332

RIGHTS— 0.0%
Telecom Services —0.0%
HC2 Holdings, Inc.† Expires 11/20/2020 (cost $149)	4,232	0

Total Long-Term Investment Securities (cost $222,868,855)		217,744,077

SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Treasuries — 0.8%
United States Treasury Bills 0.11% due 12/31/2020(2)	$100,000	99,985
0.13% due 10/07/2021(2)	1,400,000	1,398,352
0.15% due 06/17/2021(2)	350,000	349,774

Total Short-Term Investment Securities (cost $1,847,967)		1,848,111

REPURCHASE AGREEMENTS — 7.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/31/2020, to be repurchased 11/02/2020 in the amount $18,688,000 and collateralized by $19,126,700 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $19,061,857 (cost $18,688,000)	18,688,000	18,688,000

TOTAL INVESTMENTS (cost $243,404,822)	100.2%	238,280,188
Liabilities in excess of other assets	(0.2)	(375,883)

NET ASSETS	100.0%	$237,904,305

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $225,060 representing 0.1% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
259	Long	E-Mini Russell 2000 Index	December 2020	$20,366,771	$19,901,560	$(465,211)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Finance-Commercial	$359,305	$—	$1,215	$360,520
Medical-Biomedical/Gene	19,665,087	—	6,803	19,671,890
Medical-Drugs	6,012,404	—	0	6,012,404
Other Industries	188,084,007	—	—	188,084,007
Exchange-Traded Funds	3,612,924	—	—	3,612,924
Warrants	2,332	—	—	2,332
Rights	—	0	—	0
Short-Term Investment Securities	—	1,848,111	—	1,848,111
Repurchase Agreements	—	18,688,000		18,688,000

Total Investments at Value	$217,736,059	$20,536,111	$8,018	$238,280,188

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$465,211	$—	$—	$465,211

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no material Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 78.8%
Advertising Agencies — 0.1%
WPP PLC	36,584	$292,931

Advertising Services — 0.1%
Stroeer SE & Co. KGaA†	2,902	209,790
Trade Desk, Inc., Class A†	247	139,913

		349,703

Aerospace/Defense — 0.2%
Boeing Co.	1,412	203,879
Northrop Grumman Corp.	1,196	346,625
Spirit AeroSystems Holdings, Inc., Class A	2,275	41,382
Teledyne Technologies, Inc.†	324	100,164
TransDigm Group, Inc.	32	15,277

		707,327

Aerospace/Defense-Equipment — 0.2%
HEICO Corp., Class A	453	42,356
L3Harris Technologies, Inc.	760	122,444
Meggitt PLC†	70,751	250,687
Safran SA†	2,792	296,698

		712,185

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,146	31,641

Agricultural Operations — 0.0%
Bunge, Ltd.	1,030	58,432
Cadiz, Inc.†	4,070	38,868

		97,300

Airlines — 0.0%
Alaska Air Group, Inc.	892	33,798
Hawaiian Holdings, Inc.	3,240	44,874
United Airlines Holdings, Inc.†	1,480	50,113

		128,785

Apparel Manufacturers — 0.1%
Kering SA	464	280,721
Oxford Industries, Inc.	380	15,645
Samsonite International SA†*	85,200	86,249
VF Corp.	1,089	73,181

		455,796

Appliances — 0.0%
iRobot Corp.†	697	55,467

Applications Software — 3.7%
Appfolio, Inc., Class A†	390	55,720
CDK Global, Inc.	1,530	65,943
Cerence, Inc.†	1,143	62,385
Five9, Inc.†	690	104,687
Intuit, Inc.	3,593	1,130,645
Microsoft Corp.	47,351	9,587,157
Nuance Communications, Inc.†	3,020	96,368
ServiceNow, Inc.†	2,453	1,220,539
Smartsheet, Inc., Class A†	1,540	76,769

		12,400,213

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	592	65,244

Athletic Footwear — 0.3%
NIKE, Inc., Class B	7,643	917,771

Audio/Video Products — 0.2%
Panasonic Corp.	27,900	258,081
Sony Corp.	4,800	400,066

		658,147

Auto-Cars/Light Trucks — 0.9%
Ferrari NV	631	112,583
General Motors Co.	15,088	520,989
Honda Motor Co., Ltd.	5,400	127,334
Suzuki Motor Corp.	6,600	284,236
Tesla, Inc.†	3,200	1,241,728
Toyota Motor Corp.	9,900	648,379

		2,935,249

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	2,619	575,892
PACCAR, Inc.	4,866	415,459

		991,351

Auto/Truck Parts & Equipment-Original — 0.5%
Aptiv PLC	1,068	103,051
Autoliv, Inc.	602	45,632
Autoliv, Inc. SDR	3,133	237,007
Denso Corp.	4,500	209,807
Dorman Products, Inc.†	665	59,365
Lear Corp.	486	58,714
Magna International, Inc.	13,347	682,165
Stanley Electric Co., Ltd.	8,300	236,472
Tenneco, Inc., Class A†	1,800	15,516
Veoneer, Inc.†	1,712	26,313

		1,674,042

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	910	41,678

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd.	17,477	232,416
BankUnited, Inc.	2,262	57,115
Commerce Bancshares, Inc.	1,089	67,790
Cullen/Frost Bankers, Inc.	780	54,811
DBS Group Holdings, Ltd.	11,200	166,827
DNB ASA†	34,806	470,210
East West Bancorp, Inc.	1,891	68,984
Erste Group Bank AG†	6,862	141,068
Farmers & Merchants Bancorp, Inc.	1,260	25,276
First Financial Bankshares, Inc.	1,750	52,168
First Interstate BancSystem, Inc., Class A	1,310	46,243
First Republic Bank	739	93,217
FNB Corp.	5,830	44,075
Glacier Bancorp, Inc.	1,260	45,108
Hilltop Holdings, Inc.	380	8,668
Home BancShares, Inc.	3,370	55,942
ING Groep NV†	42,084	288,753
Intesa Sanpaolo SpA†	87,570	145,280
Meta Financial Group, Inc.	1,372	40,254
National Bank of Canada	9,360	449,207
PacWest Bancorp	2,370	45,599
Pinnacle Financial Partners, Inc.	1,264	57,879
Popular, Inc.	1,450	61,190
Prosperity Bancshares, Inc.	1,029	56,708
Signature Bank	589	47,556
Standard Chartered PLC†	20,456	93,626
Sumitomo Mitsui Trust Holdings, Inc.	6,400	171,259

Svenska Handelsbanken AB, Class A†	36,239	293,843
TCF Financial Corp.	1,106	30,094
United Bankshares, Inc.	1,423	37,325
United Overseas Bank, Ltd.	20,100	279,397
Webster Financial Corp.	1,958	63,067
Western Alliance Bancorp	1,550	63,860

		3,854,815

Banks-Fiduciary — 0.0%
Northern Trust Corp.	335	26,220
State Street Corp.	1,060	62,434

		88,654

Banks-Super Regional — 0.6%
Fifth Third Bancorp	11,879	275,830
Huntington Bancshares, Inc.	10,311	107,647
PNC Financial Services Group, Inc.	6,971	779,916
Wells Fargo & Co.	37,445	803,195

		1,966,588

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,000	39,350
EnerSys	810	57,996

		97,346

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	22,485	1,080,629
Keurig Dr Pepper, Inc.	5,119	137,701
Monster Beverage Corp.†	962	73,660
National Beverage Corp.†	445	34,839
NewAge, Inc.†	4,400	10,296
PepsiCo, Inc.	8,392	1,118,570

		2,455,695

Beverages-Wine/Spirits — 0.2%
Diageo PLC	16,916	547,187
MGP Ingredients, Inc.	830	34,877

		582,064

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	35	36,371
Kirin Holdings Co., Ltd.	9,600	173,344

		209,715

Broadcast Services/Program — 0.0%
Liberty Media Corp.—Liberty Formula One, Series C†	897	32,409
MSG Networks, Inc., Class A†	1,040	9,297

		41,706

Building & Construction Products-Misc. — 0.0%
Trex Co., Inc.†	1,360	94,574

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	79,669

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	12,564	530,326
Lennox International, Inc.	312	84,758

		615,084

Building Products-Cement — 0.0%
MDU Resources Group, Inc.	2,400	57,024

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	8,600
Cornerstone Building Brands, Inc.†	920	7,056
Griffon Corp.	2,410	51,671
Masonite International Corp.†	770	67,760

		135,087

Building-Heavy Construction — 0.0%
Aegion Corp.†	1,720	24,269
Dycom Industries, Inc.†	1,251	81,240
Goldfield Corp.†	4,900	22,687

		128,196

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,700	66,193
Lennar Corp., Class A	4,362	306,343
NVR, Inc.†	12	47,437
Persimmon PLC	8,508	258,173

		678,146

Cable/Satellite TV — 0.6%
Altice USA, Inc., Class A†	931	25,090
Cable One, Inc.	42	72,738
Charter Communications, Inc., Class A†	413	249,378
Comcast Corp., Class A	28,535	1,205,318
DISH Network Corp., Class A†	299	7,622
Liberty Broadband Corp., Class C†	1,762	249,693
Liberty Global PLC, Class A†	188	3,568
Liberty Global PLC, Class C†	378	7,054
Sirius XM Holdings, Inc.	4,540	26,014

		1,846,475

Casino Hotels — 0.1%
Las Vegas Sands Corp.	3,223	154,897
MGM Resorts International	8,277	170,258
Wynn Resorts, Ltd.	1,453	105,241

		430,396

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,440	64,541
Scientific Games Corp.†	2,200	70,136

		134,677

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	1,034	113,296
Vodafone Group PLC ADR	22,887	309,203

		422,499

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	35,600	309,184
BASF SE	4,941	270,945
Celanese Corp.	655	74,349
Covestro AG*	4,838	230,959
DuPont de Nemours, Inc.	5,522	314,091
Johnson Matthey PLC	11,249	313,419
PPG Industries, Inc.	5,993	777,412
Tosoh Corp.	3,100	50,480
Westlake Chemical Corp.	1,162	78,575

		2,419,414

Chemicals-Specialty — 0.2%
Chemours Co.	2,060	41,488
Ecolab, Inc.	338	62,053
Element Solutions, Inc.†	4,820	56,490

Minerals Technologies, Inc.	1,068	58,409
NewMarket Corp.	113	40,419
Rogers Corp.†	353	42,791
Sensient Technologies Corp.	918	60,065
Umicore SA	6,354	244,627
Valvoline, Inc.	3,280	64,518

		670,860

Circuit Boards — 0.0%
TTM Technologies, Inc.†	1,560	18,517

Coal — 0.0%
Arch Resources, Inc., Class A	308	9,409
CONSOL Energy, Inc.†	1,110	4,207

		13,616

Coatings/Paint — 0.3%
Axalta Coating Systems, Ltd.†	1,840	46,202
RPM International, Inc.	5,054	427,922
Sherwin-Williams Co.	622	427,924

		902,048

Commercial Services — 0.4%
Amadeus IT Group SA	4,582	219,623
Cintas Corp.	1,130	355,441
CoStar Group, Inc.†	657	541,112
John Wiley & Sons, Inc., Class A	810	25,078
LiveRamp Holdings, Inc.†	930	61,464
Macquarie Infrastructure Corp.	1,187	30,625
TechnoPro Holdings, Inc.	4,000	249,309

		1,482,652

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	1,832	289,383
Equifax, Inc.	3,750	512,250
Euronet Worldwide, Inc.†	399	35,447
FleetCor Technologies, Inc.†	779	172,089
Global Payments, Inc.	6,490	1,023,733
Green Dot Corp., Class A†	1,270	67,716
PayPal Holdings, Inc.†	7,012	1,305,144
S&P Global, Inc.	2,124	685,478
Square, Inc., Class A†	1,214	188,024
TransUnion	1,709	136,139

		4,415,403

Communications Software — 0.2%
8x8, Inc.†	2,580	44,583
RingCentral, Inc., Class A†	479	123,745
Zoom Video Communications, Inc., Class A†	1,218	561,388

		729,716

Computer Aided Design — 0.2%
Synopsys, Inc.†	3,452	738,245

Computer Data Security — 0.0%
Crowdstrike Holdings, Inc., Class A†	330	40,867

Computer Services — 0.6%
Accenture PLC, Class A	5,344	1,159,167
Cognizant Technology Solutions Corp., Class A	2,330	166,409
EPAM Systems, Inc.†	91	28,114
Leidos Holdings, Inc.	1,123	93,209
NTT Data Corp.	31,600	356,661
Science Applications International Corp.	690	52,695
Sykes Enterprises, Inc.†	1,330	45,539
Teleperformance	858	258,149

		2,159,943

Computer Software — 0.4%
Bandwidth, Inc., Class A†	190	30,468
Citrix Systems, Inc.	1,401	158,691
Cloudera, Inc.†	3,920	38,102
Datadog, Inc., Class A†	700	63,525
Dropbox, Inc., Class A†	2,300	41,998
Envestnet, Inc.†	780	59,857
Fastly, Inc., Class A†	30	1,905
J2 Global, Inc.†	640	43,443
MongoDB, Inc.†	310	70,826
Slack Technologies, Inc., Class A†	1,500	38,370
Splunk, Inc.†	3,010	596,101
Twilio, Inc., Class A†	725	202,253
Upland Software, Inc.†	1,190	49,647
Veritone, Inc.†	2,930	27,483
Yext, Inc.†	1,610	26,694

		1,449,363

Computers — 2.4%
Apple, Inc.	73,767	8,030,275
Dell Technologies, Inc., Class C†	741	44,653

		8,074,928

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	48,158
NetScout Systems, Inc.†	1,400	28,728

		76,886

Computers-Other — 0.0%
3D Systems Corp.†	3,330	18,948

Computers-Periphery Equipment — 0.0%
Qumu Corp.†	3,000	13,650

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	807	63,350
FTI Consulting, Inc.†	530	52,184
Worley, Ltd.	35,655	237,195

		352,729

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,077	275,389
Spectrum Brands Holdings, Inc.	409	23,260

		298,649

Containers-Metal/Glass — 0.2%
Ball Corp.	8,367	744,663
Greif, Inc., Class B	370	16,003

		760,666

Containers-Paper/Plastic — 0.6%
Amcor PLC CDI	21,259	221,539
Matthews International Corp., Class A	1,270	27,724
Packaging Corp. of America	7,056	807,842
Sealed Air Corp.	7,692	304,526
Sonoco Products Co.	1,220	59,646
WestRock Co.	13,368	501,968

		1,923,245

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	3,124	246,452
Estee Lauder Cos., Inc., Class A	349	76,661
L’Oreal SA	1,795	581,328
Pola Orbis Holdings, Inc.	3,700	72,942
Procter & Gamble Co.	4,064	557,175
Unilever PLC	21,517	1,226,900

		2,761,458

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	2,322	319,507
CSG Systems International, Inc.	980	37,122
DocuSign, Inc.†	1,714	346,657
Fidelity National Information Services, Inc.	11,538	1,437,520
Fiserv, Inc.†	10,143	968,352

		3,109,158

Decision Support Software — 0.0%
MSCI, Inc.	24	8,396

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	73	31,104

Diagnostic Equipment — 2.3%
Accelerate Diagnostics, Inc.†	780	7,348
Avantor, Inc.†	2,466	57,384
Danaher Corp.	18,374	4,217,568
Repligen Corp.†	520	86,616
Thermo Fisher Scientific, Inc.	7,002	3,312,786

		7,681,702

Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	1,800	24,138
OraSure Technologies, Inc.†	1,500	22,410

		46,548

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	9,633	357,255

Distribution/Wholesale — 0.1%
Bunzl PLC	6,529	203,076
EVI Industries, Inc.†	700	20,447
HD Supply Holdings, Inc.†	1,550	61,783
Hudson Technologies, Inc.†	6,760	7,030
SiteOne Landscape Supply, Inc.†	600	71,694
Systemax, Inc.	1,690	48,047
WESCO International, Inc.†	1,290	53,200

		465,277

Diversified Banking Institutions — 2.2%
Bank of America Corp.	49,469	1,172,415
BNP Paribas SA†	9,469	332,013
Goldman Sachs Group, Inc.	3,109	587,725
JPMorgan Chase & Co.	17,929	1,757,759
Lloyds Banking Group PLC†	615,363	223,529
Macquarie Group, Ltd.	4,360	389,949
Mitsubishi UFJ Financial Group, Inc.	54,200	213,652
Morgan Stanley	56,972	2,743,202

		7,420,244

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	1,708	17,627

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	554	68,624
Fabrinet†	700	42,014
General Electric Co.	200,941	1,490,982
Illinois Tool Works, Inc.	1,935	379,028
Parker-Hannifin Corp.	535	111,473
Siemens AG	8,917	1,045,268
Textron, Inc.	2,489	89,106

		3,226,495

Diversified Minerals — 0.2%
BHP Group PLC	15,831	307,246
BHP Group, Ltd.	7,227	173,780

		481,026

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	29,000	175,443

Drug Delivery Systems — 0.4%
Becton Dickinson and Co.	5,733	1,325,068
Heron Therapeutics, Inc.†	4,030	65,730

		1,390,798

E-Commerce/Products — 3.4%
Alibaba Group Holding, Ltd. ADR†	9,040	2,754,397
Amazon.com, Inc.†	2,619	7,951,677
ASOS PLC†	7,764	443,183
Etsy, Inc.†	568	69,063
THG Holdings, Ltd.†	7,099	60,662
Wayfair, Inc., Class A†	331	82,098

		11,361,080

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	317	514,332
GrubHub, Inc.†	1,090	80,616
Lyft, Inc., Class A†	1,300	29,679
Match Group, Inc.†	4,633	541,042
Trip.com Group, Ltd . ADR†	181	5,206
TrueCar, Inc.†	3,030	13,211
Uber Technologies, Inc.†	4,000	133,640
Zillow Group, Inc., Class A†	60	5,360
Zillow Group, Inc., Class C†	520	46,082

		1,369,168

E-Marketing/Info — 0.1%
CyberAgent, Inc.	5,900	371,599

E-Services/Consulting — 0.0%
CDW Corp.	532	65,223

Electric Products-Misc. — 0.1%
Legrand SA	3,191	236,226
Novanta, Inc.†	580	63,058

		299,284

Electric-Distribution — 0.6%
National Grid PLC	31,918	379,898
Sempra Energy	13,789	1,728,589
Spark Energy, Inc., Class A	3,730	34,018

		2,142,505

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	11,000	148,882
Engie SA†	38,115	462,015

		610,897

Electric-Integrated — 2.0%
AES Corp.	12,198	237,861
Ameren Corp.	8,975	728,052
American Electric Power Co., Inc.	6,764	608,286
Dominion Energy, Inc.	1,471	118,180
Duke Energy Corp.	2,909	267,948
Edison International	938	52,566
Entergy Corp.	3,291	333,115
Eversource Energy	2,239	195,398
Iberdrola SA	633	7,467
MGE Energy, Inc.	700	45,514
NextEra Energy, Inc.	36,452	2,668,651
OGE Energy Corp.	1,915	58,925
PG&E Corp.†	1,400	13,384
PNM Resources, Inc.	1,270	63,500
Public Service Enterprise Group, Inc.	8,887	516,779
Southern Co.	11,830	679,633

		6,595,259

Electronic Components-Misc. — 0.3%
Atkore International Group, Inc.†	1,740	36,001
Hubbell, Inc.	576	83,814
Knowles Corp.†	2,520	35,910
Murata Manufacturing Co., Ltd.	5,900	409,235
Omron Corp.	3,300	237,909
Sensata Technologies Holding PLC†	1,460	63,816

		866,685

Electronic Components-Semiconductors — 2.4%
Advanced Micro Devices, Inc.†	8,497	639,739
Amkor Technology, Inc.†	4,580	54,273
Broadcom, Inc.	3,379	1,181,400
Hamamatsu Photonics KK	6,000	299,419
Impinj, Inc.†	860	21,939
Inphi Corp.†	600	83,856
MACOM Technology Solutions Holdings, Inc.†	170	6,205
Marvell Technology Group, Ltd.	11,711	439,280
Microchip Technology, Inc.	2,782	292,332
Micron Technology, Inc.†	16,285	819,787
Monolithic Power Systems, Inc.	254	81,178
NVIDIA Corp.	3,989	1,999,925
QuickLogic Corp.†	828	2,343
Samsung Electronics Co., Ltd.	15,544	779,475
Texas Instruments, Inc.	8,780	1,269,500
Xilinx, Inc.	906	107,533

		8,078,184

Electronic Connectors — 0.3%
Amphenol Corp., Class A	4,293	484,422
TE Connectivity, Ltd.	4,472	433,248

		917,670

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	10,870	1,109,718
Fortive Corp.	8,024	494,278
Keysight Technologies, Inc.†	2,002	209,950
Roper Technologies, Inc.	3,467	1,287,436
Trimble, Inc.†	600	28,878
Vontier Corp.†	293	8,421

		3,138,681

Electronic Parts Distribution — 0.0%
Avnet, Inc.	1,140	28,124
SYNNEX Corp.	384	50,550

		78,674

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	770	75,529
Plug Power, Inc.†	1,900	26,600
Renewable Energy Group, Inc.†	280	15,792
REX American Resources Corp.†	677	49,211

		167,132

Engineering/R&D Services — 0.1%
Exponent, Inc.	580	40,362
Jacobs Engineering Group, Inc.	3,723	353,685

		394,047

Enterprise Software/Service — 1.3%
Alteryx, Inc., Class A†	580	72,703
Asure Software, Inc.†	580	4,101
Atlassian Corp. PLC, Class A†	669	128,194
Benefitfocus, Inc.†	1,310	13,454
Black Knight, Inc.†	1,200	105,540
Cardlytics, Inc.†	170	12,549
Coupa Software, Inc.†	616	164,903
Everbridge, Inc.†	390	40,829
Evolent Health, Inc., Class A†	2,380	23,657
HubSpot, Inc.†	337	97,754
LivePerson, Inc.†	1,020	54,529
Manhattan Associates, Inc.†	900	76,950
Oracle Corp.	1,318	73,953
Paycom Software, Inc.†	354	128,888
salesforce.com, Inc.†	7,437	1,727,392
SAP SE	4,473	476,704
Snowflake, Inc., Class A†	207	51,754
SS&C Technologies Holdings, Inc.	1,060	62,773
Veeva Systems, Inc., Class A†	1,383	373,479
Workday, Inc., Class A†	3,109	653,263

		4,343,369

Entertainment Software — 0.2%
Activision Blizzard, Inc.	280	21,204
Electronic Arts, Inc.†	1,068	127,979
Sea, Ltd. ADR†	3,136	494,547
Zynga, Inc., Class A†	2,558	22,996

		666,726

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	8,474	226,086

Finance-Consumer Loans — 0.0%
SLM Corp.	6,890	63,319

Finance-Credit Card — 1.7%
American Express Co.	1,819	165,965
Capital One Financial Corp.	10,123	739,789
Mastercard, Inc., Class A	5,297	1,528,926
Visa, Inc., Class A	18,704	3,398,704

		5,833,384

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	18,785	772,251
Close Brothers Group PLC	6,160	85,990
Houlihan Lokey, Inc.	480	30,096
Piper Sandler Cos.	720	60,084
Tradeweb Markets, Inc., Class A	2,255	122,853
XP, Inc., Class A†	1,529	61,282

		1,132,556

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	29,300	123,878

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	97	7,885
CME Group, Inc.	2,944	443,720
Intercontinental Exchange, Inc.	2,671	252,142
SEI Investments Co.	1,260	61,929

		765,676

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	500	49,450
Sturm Ruger & Co., Inc.	60	4,012

		53,462

Food-Baking — 0.0%
Hostess Brands, Inc.†	3,590	45,378

Food-Catering — 0.1%
Aramark	1,890	52,428
Compass Group PLC	17,492	239,267

		291,695

Food-Confectionery — 0.3%
Barry Callebaut AG	108	223,040
Mondelez International, Inc., Class A	16,242	862,775

		1,085,815

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	99,100	293,716

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	6,234	356,772

Food-Misc./Diversified — 0.8%
Conagra Brands, Inc.	4,980	174,748
Ingredion, Inc.	766	54,302
McCormick & Co., Inc.	1,088	196,395
Nestle SA	19,253	2,163,140

		2,588,585

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	11,700	357,338

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,400	29,260

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	2,010	63,737

Funeral Services & Related Items — 0.0%
Service Corp. International	1,325	61,361

Garden Products — 0.0%
Toro Co.	1,000	82,100

Gas-Distribution — 0.2%
Atmos Energy Corp.	5,744	526,553
Beijing Enterprises Holdings, Ltd.	36,000	108,469
NiSource, Inc.	2,483	57,035
ONE Gas, Inc.	637	43,978
Southwest Gas Holdings, Inc.	785	51,590

		787,625

Golf — 0.0%
Acushnet Holdings Corp.	1,470	50,171

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	1,100	15,609
Tandem Diabetes Care, Inc.†	590	64,310

		79,919

Home Furnishings — 0.0%
Purple Innovation, Inc.†	600	17,022

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.	9,115	800,388
Marcus Corp.	1,120	8,210
Marriott International, Inc., Class A	6,329	587,838
Playa Hotels & Resorts NV†	3,550	13,738
Wyndham Destinations, Inc.	1,970	64,281
Wyndham Hotels & Resorts, Inc.	1,270	59,068

		1,533,523

Human Resources — 0.2%
Barrett Business Services, Inc.	640	37,920
ManpowerGroup, Inc.	677	45,948
Paylocity Holding Corp.†	220	40,814
Recruit Holdings Co., Ltd.	9,700	370,506

		495,188

Import/Export — 0.2%
Mitsubishi Corp.	10,000	223,644
Sumitomo Corp.	24,300	267,835

		491,479

Independent Power Producers — 0.0%
Vistra Corp.	2,700	46,899

Industrial Automated/Robotic — 0.3%
Ichor Holdings, Ltd.†	1,870	43,496
Rockwell Automation, Inc.	2,133	505,777
SMC Corp.	300	158,401
THK Co., Ltd.	10,300	271,791

		979,465

Industrial Gases — 0.8%
Air Liquide SA	2,949	431,655
Air Products & Chemicals, Inc.	2,191	605,242
Linde PLC	7,645	1,684,499

		2,721,396

Instruments-Controls — 0.6%
ABB, Ltd.	18,790	455,632
Honeywell International, Inc.	10,156	1,675,232

		2,130,864

Insurance Brokers — 0.6%
Aon PLC, Class A	2,413	444,016
eHealth, Inc.†	280	18,791
Marsh & McLennan Cos., Inc.	10,660	1,102,884
Willis Towers Watson PLC	2,740	499,995

		2,065,686

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	27,400	258,418
Aviva PLC	49,939	167,240
AXA SA	32,721	528,609
Challenger, Ltd.	31,326	105,993
Equitable Holdings, Inc.	36,993	794,980
Principal Financial Group, Inc.	2,296	90,049
Sun Life Financial, Inc.	12,316	490,033
Trupanion, Inc.†	240	17,170
Voya Financial, Inc.	1,992	95,476

		2,547,968

Insurance-Multi-line — 1.3%
American Financial Group, Inc.	713	53,432
Chubb, Ltd.	15,727	2,043,095
Direct Line Insurance Group PLC	28,540	97,641
Hartford Financial Services Group, Inc.	5,456	210,165
MetLife, Inc.	15,775	597,084
Ping An Insurance Group Co. of China, Ltd.	23,000	236,115
Sampo Oyj, Class A	10,915	412,048
Storebrand ASA†	46,430	243,889
Zurich Insurance Group AG	1,219	403,646

		4,297,115

Insurance-Property/Casualty — 0.7%
Alleghany Corp.	128	70,007
Arch Capital Group, Ltd.†	3,005	90,781
Berkshire Hathaway, Inc., Class B†	2,564	517,672
Fidelity National Financial, Inc.	1,890	59,138
Markel Corp.†	93	86,750
Mercury General Corp.	990	40,303
PICC Property & Casualty Co., Ltd.	288,000	195,271
Progressive Corp.	3,921	360,340
Tokio Marine Holdings, Inc.	10,300	461,491
Travelers Cos., Inc.	2,257	272,443
White Mountains Insurance Group, Ltd.	47	42,692

		2,196,888

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	789	28,151
Axis Capital Holdings, Ltd.	1,240	52,936
Muenchener Rueckversicherungs-Gesellschaft AG	2,866	670,721
Reinsurance Group of America, Inc.	395	39,903
RenaissanceRe Holdings, Ltd.	345	55,793

		847,504

Internet Application Software — 0.2%
Okta, Inc.†	620	130,095
Shopify, Inc., Class A†	102	94,394
Wix.com, Ltd.†	935	231,244
Zendesk, Inc.†	878	97,405

		553,138

Internet Content-Entertainment — 2.2%
Facebook, Inc., Class A†	17,317	4,556,276
JOYY, Inc. ADR	3,207	293,056
Netflix, Inc.†	3,245	1,543,776
Pinterest, Inc., Class A†	1,120	66,024
Roku, Inc.†	504	102,010
Snap, Inc., Class A†	11,957	470,986
Spotify Technology SA†	960	230,294

		7,262,422

Internet Content-Information/News — 0.5%
IAC/InterActiveCorp†	365	44,063
Tencent Holdings, Ltd.	22,400	1,718,224

		1,762,287

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	500	17,700

Internet Security — 0.1%
NortonLifeLock, Inc.	10,469	215,347
Palo Alto Networks, Inc.†	386	85,380

		300,727

Investment Companies — 0.1%
Melrose Industries PLC†	202,423	313,965

Investment Management/Advisor Services — 0.0%
Raymond James Financial, Inc.	202	15,441
Virtus Investment Partners, Inc.	425	67,809

		83,250

Lasers-System/Components — 0.0%
Coherent, Inc.†	361	45,175
II-VI, Inc.†	906	41,196

		86,371

Lighting Products & Systems — 0.0%
Universal Display Corp.	296	58,700

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	3,516	552,188
Oshkosh Corp.	817	55,033

		607,221

Machinery-Electrical — 0.2%
Argan, Inc.	540	22,243
BWX Technologies, Inc.	1,126	61,941
Mitsubishi Electric Corp.	39,800	511,246

		595,430

Machinery-Farming — 0.3%
Deere & Co.	4,665	1,053,870

Machinery-General Industrial — 0.1%
Middleby Corp.†	565	56,240
Nordson Corp.	450	87,044
Otis Worldwide Corp.	1,212	74,271
Tennant Co.	620	36,964
Westinghouse Air Brake Technologies Corp.	1,037	61,494

		316,013

Machinery-Material Handling — 0.1%
KION Group AG	4,602	358,181

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,000	34,000

Flowserve Corp.	2,354	68,548
Graco, Inc.	1,530	94,707
Ingersoll Rand, Inc.†	2,892	101,047

		298,302

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,615	28,399

Medical Information Systems — 0.0%
MTBC, Inc.†	4,900	37,583

Medical Instruments — 0.8%
Alcon, Inc.†	2,350	133,279
Boston Scientific Corp.†	4,265	146,162
Edwards Lifesciences Corp.†	57	4,086
Elekta AB, Series B	25,093	294,311
Intuitive Surgical, Inc.†	1,496	997,952
Medtronic PLC	10,098	1,015,556
NuVasive, Inc.†	810	35,988

		2,627,334

Medical Labs & Testing Services — 0.1%
Evotec SE†	5,308	140,277
MEDNAX, Inc.†	2,710	34,553
PPD, Inc.†	2,705	88,940
Teladoc Health, Inc.†	438	86,049

		349,819

Medical Products — 1.1%
Abbott Laboratories	1,064	111,837
Cooper Cos., Inc.	74	23,610
Envista Holdings Corp.†	1,417	37,437
Glaukos Corp.†	1,100	61,512
Hologic, Inc.†	1,456	100,202
Inogen, Inc.†	358	10,457
Koninklijke Philips NV†	20,935	972,581
Masimo Corp.†	106	23,725
Nevro Corp.†	480	71,621
Penumbra, Inc.†	325	84,835
Pulse Biosciences, Inc.†	1,000	12,110
Siemens Healthineers AG*	7,282	312,867
Stryker Corp.	8,796	1,776,880
Tactile Systems Technology, Inc.†	540	19,753
Zimmer Biomet Holdings, Inc.	915	120,871

		3,740,298

Medical-Biomedical/Gene — 0.9%
Aldeyra Therapeutics, Inc.†	710	4,743
Alexion Pharmaceuticals, Inc.†	350	40,299
Alnylam Pharmaceuticals, Inc.†	720	88,538
Amgen, Inc.	928	201,320
Anavex Life Sciences Corp.†	2,300	13,570
Applied Therapeutics, Inc.†	200	3,254
Ascendis Pharma A/S ADR†	781	127,576
Assembly Biosciences, Inc.†	200	2,948
Biogen, Inc.†	431	108,642
BioMarin Pharmaceutical, Inc.†	1,010	75,174
Bluebird Bio, Inc.†	700	36,197
Cara Therapeutics, Inc.†	4,370	57,946
ChemoCentryx, Inc.†	1,250	60,000
Cleveland BioLabs, Inc.†	3,200	8,864
Constellation Pharmaceuticals, Inc.†	980	19,228
CSL, Ltd.	721	146,540
Exact Sciences Corp.†	1,963	243,078
Exelixis, Inc.†	2,920	59,802
Five Prime Therapeutics, Inc.†	1,150	5,244
Genprex, Inc.†	1,100	3,575
Global Blood Therapeutics, Inc.†	770	40,718
Incyte Corp.†	3,146	272,569
Insmed, Inc.†	1,700	55,998
Ionis Pharmaceuticals, Inc.†	960	45,072
Iovance Biotherapeutics, Inc.†	1,170	41,746
Lexicon Pharmaceuticals, Inc.†	2,540	2,819
Livongo Health, Inc.	250	31,909
Mirati Therapeutics, Inc.†	300	65,142
Moderna, Inc.†	1,200	80,964
Novavax, Inc.†	160	12,914
Ovid therapeutics, Inc.†	2,561	13,087
PolarityTE, Inc.†	2,360	2,334
Radius Health, Inc.†	1,900	25,479
Regeneron Pharmaceuticals, Inc.†	87	47,290
Rexahn Pharmaceuticals, Inc.†	3,358	7,220
Savara, Inc.†	4,360	4,534
Scholar Rock Holding Corp.†	400	15,560
Seagen, Inc.†	1,159	193,321
Selecta Biosciences, Inc.†	3,510	10,390
Theravance Biopharma, Inc.†	1,580	29,878
Ultragenyx Pharmaceutical, Inc.†	594	59,697
United Therapeutics Corp.†	426	57,182
Vertex Pharmaceuticals, Inc.†	2,979	620,704
Veru, Inc.†	6,400	16,128
WaVe Life Sciences, Ltd.†	980	6,929
Xencor, Inc.†	1,230	47,207
ZIOPHARM Oncology, Inc.†	5,100	10,659

		3,123,988

Medical-Drugs — 3.3%
AbbVie, Inc.	17,932	1,526,013
Aclaris Therapeutics, Inc.†	2,560	9,830
Alkermes PLC†	1,420	23,075
Astellas Pharma, Inc.	53,900	741,808
AstraZeneca PLC ADR	1,584	79,453
Bausch Health Cos., Inc.†	9,912	163,548
Bayer AG	9,170	430,960
Bioxcel Therapeutics, Inc.†	520	23,759
Corbus Pharmaceuticals Holdings, Inc.†	6,010	5,648
Eagle Pharmaceuticals, Inc.†	560	26,051
Eli Lilly & Co.	3,941	514,143
GlaxoSmithKline PLC ADR	13,381	447,193
Horizon Therapeutics PLC†	1,320	98,908
Ipsen SA	2,129	193,907
Johnson & Johnson	6,558	899,167
Jounce Therapeutics, Inc.†	1,660	13,811
Merck & Co., Inc.	5,722	430,352
Novartis AG	12,691	990,483
Novo Nordisk A/S, Class B	2,295	146,769
Otsuka Holdings Co., Ltd.	8,800	326,175
Pacira BioSciences, Inc.†	1,080	56,484
Pfizer, Inc.	19,258	683,274
PRA Health Sciences, Inc.†	686	66,844
Prestige Consumer Healthcare, Inc.†	1,100	36,333

Reata Pharmaceuticals, Inc., Class A†	200	23,342
Roche Holding AG	3,232	1,037,523
Sanofi	8,017	724,731
Sanofi ADR	2,145	97,168
Spectrum Pharmaceuticals, Inc.†	12,530	42,978
Syros Pharmaceuticals, Inc.†	1,980	13,207
Takeda Pharmaceutical Co., Ltd. ADR	9,235	142,127
TherapeuticsMD, Inc.†	6,200	7,564
Zoetis, Inc.	6,589	1,044,686

		11,067,314

Medical-HMO — 1.3%
Anthem, Inc.	3,328	907,878
Centene Corp.†	7,253	428,652
Humana, Inc.	617	246,356
Molina Healthcare, Inc.†	539	100,507
UnitedHealth Group, Inc.	8,589	2,620,848

		4,304,241

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	6,996	867,084
Tenet Healthcare Corp.†	2,240	54,970

		922,054

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc., Class A†	324	83,916
Chemed Corp.	90	43,049
LHC Group, Inc.†	414	89,652

		216,617

Medical-Wholesale Drug Distribution — 0.0%
GoodRx Holdings, Inc.†	255	12,339
McKesson Corp.	148	21,829
Owens & Minor, Inc.	800	20,096

		54,264

Metal Processors & Fabrication — 0.0%
Timken Co.	1,300	77,610

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.†	2,540	19,990
Worthington Industries, Inc.	1,440	70,862

		90,852

Metal-Aluminum — 0.0%
South32, Ltd.	96,124	137,958

Metal-Copper — 0.1%
Antofagasta PLC	25,321	337,902
Freeport-McMoRan, Inc.	3,311	57,413
Southern Copper Corp.	1,543	80,760

		476,075

Metal-Diversified — 0.0%
Rio Tinto, Ltd.	2,064	134,597

Metal-Iron — 0.0%
Cleveland-Cliffs, Inc.	6,110	50,591

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	2,153	249,232

Multimedia — 0.4%
E.W. Scripps Co., Class A	2,170	19,704
FactSet Research Systems, Inc.	208	63,752
Walt Disney Co.	9,973	1,209,226

		1,292,682

Networking Products — 0.3%
Cisco Systems, Inc.	8,692	312,043
Infinera Corp.†	4,650	29,109
Inseego Corp.†	1,300	11,310
Telefonaktiebolaget LM Ericsson, Class B	50,883	566,982

		919,444

Non-Ferrous Metals — 0.1%
IGO, Ltd.	66,920	209,224

Non-Hazardous Waste Disposal — 0.2%
Covanta Holding Corp.	3,850	34,958
Waste Connections, Inc.	6,269	622,637

		657,595

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	5,500	29,205

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	2,730	28,501

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	3,518	486,856

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	1,140	2,918

Oil Companies-Exploration & Production — 0.2%
Callon Petroleum Co.†	168	879
CNX Resources Corp.†	3,100	30,070
Concho Resources, Inc.	1,432	59,442
ConocoPhillips	5,118	146,477
Continental Resources, Inc.	870	10,466
EOG Resources, Inc.	9,267	317,302
Hess Corp.	1,616	60,148
Mammoth Energy Services, Inc.†	3,070	4,636
Parsley Energy, Inc., Class A	3,710	37,137
Pioneer Natural Resources Co.	330	26,255
Tellurian, Inc.†	13,720	13,171
Torchlight Energy Resources, Inc.†	10,100	2,768
WPX Energy, Inc.†	6,140	28,305

		737,056

Oil Companies-Integrated — 0.5%
Chevron Corp.	2,231	155,054
Equinor ASA	26,777	343,522
Exxon Mobil Corp.	4,384	143,006
Royal Dutch Shell PLC, Class B ADR	6,773	163,568
TOTAL SE	21,684	656,654
TOTAL SE ADR	1,913	58,021

		1,519,825

Oil Refining & Marketing — 0.1%
DCC PLC	3,498	227,740
Marathon Petroleum Corp.	1,502	44,309

		272,049

Oil-Field Services — 0.0%
Halliburton Co.	8,110	97,807
MRC Global, Inc.†	3,211	13,679
NexTier Oilfield Solutions, Inc.†	4,760	8,996

		120,482

Optical Supplies — 0.1%
EssilorLuxottica SA†	2,281	282,598

Paper & Related Products — 0.3%
International Paper Co.	14,881	651,044
Stora Enso Oyj, Class R	28,243	412,432

		1,063,476

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	370	82,233

Pharmacy Services — 0.4%
Cigna Corp.	5,868	979,780
CVS Health Corp.	4,417	247,750

		1,227,530

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	2,000	212,628

Pipelines — 0.3%
Cheniere Energy, Inc.†	795	38,057
Enbridge, Inc.	6,406	176,549
NextDecade Corp.†	5,280	12,778
Targa Resources Corp.	2,489	39,948
TC Energy Corp.	7,558	298,239
Williams Cos., Inc.	20,818	399,497

		965,068

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	243	29,532

Private Equity — 0.1%
Blackstone Group, Inc., Class A	3,345	168,655
KKR & Co., Inc., Class A	4,710	160,846

		329,501

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	7,340	19,157

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	37,293

Publishing-Periodicals — 0.0%
Meredith Corp.	120	1,320

Quarrying — 0.0%
Compass Minerals International, Inc.	820	49,512

Racetracks — 0.0%
Penn National Gaming, Inc.†	10	540

Radio — 0.0%
Liberty Media Corp.—Liberty SiriusXM, Series C†	910	31,486

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc.	331	50,153
American Tower Corp.	3,399	780,580
Annaly Capital Management, Inc.	6,850	48,567
Apartment Investment & Management Co., Class A	914	29,157
Apple Hospitality REIT, Inc.	5,880	58,212
AvalonBay Communities, Inc.	646	89,878
CoreCivic, Inc.	3,300	21,153
CoreSite Realty Corp.	387	46,192
Crown Castle International Corp.	3,482	543,888
CubeSmart	1,820	61,753
Diversified Healthcare Trust	6,880	19,918
Douglas Emmett, Inc.	797	18,809
EPR Properties	1,642	39,145
Equinix, Inc.	189	138,204
Equity LifeStyle Properties, Inc.	1,470	87,009
Equity Residential	4,914	230,860
Essex Property Trust, Inc.	162	33,144
Great Portland Estates PLC	29,152	218,071
Healthcare Trust of America, Inc., Class A	1,840	44,712
Invitation Homes, Inc.	3,620	98,681
JBG SMITH Properties	1,580	36,893
Kilroy Realty Corp.	735	34,604
Lamar Advertising Co., Class A	640	39,654
LTC Properties, Inc.	1,130	37,301
Medical Properties Trust, Inc.	2,130	37,957
National Retail Properties, Inc.	1,150	36,812
Omega Healthcare Investors, Inc.	1,530	44,079
Orchid Island Capital, Inc.	10,460	54,287
Outfront Media, Inc.	3,370	44,181
Paramount Group, Inc.	4,520	26,126
Park Hotels & Resorts, Inc.	3,810	37,833
Physicians Realty Trust	3,080	51,929
Piedmont Office Realty Trust, Inc., Class A	2,380	27,180
Prologis, Inc.	17,918	1,777,466
Public Storage	85	19,471
RLJ Lodging Trust	4,703	38,471
Sabra Health Care REIT, Inc.	3,290	43,296
Safehold, Inc.	580	39,916
SBA Communications Corp.	57	16,551
Scentre Group	94,790	140,650
Service Properties Trust	5,310	38,285
Simon Property Group, Inc.	763	47,924
Starwood Property Trust, Inc.	2,780	38,837
Summit Hotel Properties, Inc.	8,050	42,504
Sun Communities, Inc.	2,515	346,139
VEREIT, Inc.	6,650	41,230
Welltower, Inc.	5,053	271,700
Weyerhaeuser Co.	13,067	356,598
WP Carey, Inc.	1,145	71,688

		6,497,648

Real Estate Management/Services — 0.0%
Redfin Corp.†	1,290	53,883

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	743	46,207
Mitsui Fudosan Co., Ltd.	22,400	382,801
Transcontinental Realty Investors, Inc.†	600	13,200

		442,208

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	6,632	240,661
Element Fleet Management Corp.	45,886	432,237
United Rentals, Inc.†	1,656	295,248

		968,146

Resort/Theme Parks — 0.0%
Vail Resorts, Inc.	248	57,546

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	821	158,929
Caleres, Inc.	2,070	15,898
Lululemon Athletica, Inc.†	1,664	531,299
Moncler SpA†	7,564	302,870
Next PLC	3,614	273,549
Ross Stores, Inc.	11,262	959,185
Zalando SE†*	5,000	467,230

		2,708,960

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc.†	5,475	44,402

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	63	71,126
O’Reilly Automotive, Inc.†	482	210,441

		281,567

Retail-Automobile — 0.1%
CarMax, Inc.†	986	85,230
Carvana Co.†	433	80,256
Penske Automotive Group, Inc.	1,280	65,485

		230,971

Retail-Building Products — 0.6%
Foundation Building Materials, Inc.†	3,110	45,282
Home Depot, Inc.	4,922	1,312,747
Kingfisher PLC†	108,385	403,325
Lowe’s Cos., Inc.	1,303	206,004

		1,967,358

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	107	7,454
Qurate Retail, Inc., Series A	3,770	25,523

		32,977

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	311	52,425

Retail-Discount — 0.8%
BJ’s Wholesale Club Holdings, Inc.†	1,140	43,651
Costco Wholesale Corp.	1,687	603,305
Dollar General Corp.	7,530	1,571,586
Dollar Tree, Inc.†	718	64,850
Ollie’s Bargain Outlet Holdings, Inc.†	459	39,974
Walmart, Inc.	1,562	216,727

		2,540,093

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	4,000	157,301

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	90,520

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,522	202,746

Retail-Home Furnishings — 0.0%
La-Z-Boy, Inc.	1,670	57,164

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	6,583	334,416

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	690	92,005

Retail-Office Supplies — 0.0%
ODP Corp.	1,310	25,545

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	203	41,974

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	690	79,005
PetMed Express, Inc.	910	26,918

		105,923

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	226	271,534
Darden Restaurants, Inc.	225	20,682
Domino’s Pizza, Inc.	162	61,288
Dunkin’ Brands Group, Inc.	375	37,391
Jack in the Box, Inc.	879	70,373
McDonald’s Corp.	7,380	1,571,940
Papa John’s International, Inc.	670	51,322
Starbucks Corp.	1,519	132,092
Yum! Brands, Inc.	12,193	1,137,973

		3,354,595

Rubber-Tires — 0.0%
Cooper Tire & Rubber Co.	1,240	42,644
Sumitomo Rubber Industries, Ltd.	10,700	94,177

		136,821

Rubber/Plastic Products — 0.0%
Proto Labs, Inc.†	490	57,859

Satellite Telecom — 0.0%
Globalstar, Inc.†	23,300	6,990
Gogo, Inc.†	3,250	26,130

		33,120

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	3,170	36,392
Investors Bancorp, Inc.	4,450	37,647
New York Community Bancorp, Inc.	4,200	34,902
Pacific Premier Bancorp, Inc.	477	12,163
TFS Financial Corp.	2,460	38,646
WSFS Financial Corp.	1,414	44,810

		204,560

Schools — 0.1%
2U, Inc.†	840	30,954
Bright Horizons Family Solutions, Inc.†	460	72,703
Grand Canyon Education, Inc.†	619	48,511
Strategic Education, Inc.	311	25,832

		178,000

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	2,188	259,344
Cirrus Logic, Inc.†	776	53,443
Maxim Integrated Products, Inc.	2,085	145,220
MaxLinear, Inc.†	2,370	62,663
NXP Semiconductors NV	11,301	1,526,991
Power Integrations, Inc.	1,074	64,666
QUALCOMM, Inc.	17,530	2,162,501
Renesas Electronics Corp.†	18,300	149,264
Taiwan Semiconductor Manufacturing Co., Ltd.	71,000	1,071,532

		5,495,624

Semiconductor Equipment — 1.0%
Aehr Test Systems†	3,000	3,660
Applied Materials, Inc.	21,741	1,287,719
ASML Holding NV (Euronext Amsterdam)	1,668	606,409
ASML Holding NV (NASDAQ)	698	252,125
Brooks Automation, Inc.	1,350	63,045
KLA Corp.	275	54,224
Lam Research Corp.	1,610	550,749
MKS Instruments, Inc.	674	73,055
Teradyne, Inc.	503	44,189
Tokyo Electron, Ltd.	1,200	321,622

		3,256,797

Software Tools — 0.0%
VMware, Inc., Class A†	420	54,067

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	1,290	4,992

Steel-Producers — 0.0%
Commercial Metals Co.	2,200	45,430
Reliance Steel & Aluminum Co.	547	59,617
United States Steel Corp.	810	7,825

		112,872

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,270	50,025

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	3,840	47,424

Telephone-Integrated — 0.7%
AT&T, Inc.	19,389	523,891
GCI Liberty, Inc., Class A†	936	76,031
KT Corp.	5,564	108,682
Nippon Telegraph & Telephone Corp.	41,400	874,152
SoftBank Group Corp.	4,600	302,300
Telecom Italia SpA (RSP)	306,299	111,483
Telephone & Data Systems, Inc.	2,300	39,100
Verizon Communications, Inc.	4,327	246,596

		2,282,235

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	51,088
Sinclair Broadcast Group, Inc., Class A	600	11,148

		62,236

Textile-Products — 0.0%
Culp, Inc.	720	8,935

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	580	57,229
Sarepta Therapeutics, Inc.†	500	67,955

		125,184

Tobacco — 0.3%
Altria Group, Inc.	3,383	122,059
Philip Morris International, Inc.	10,878	772,556
Vector Group, Ltd.	3,228	29,665

		924,280

Tools-Hand Held — 0.2%
MSA Safety, Inc.	305	40,236
Snap-on, Inc.	256	40,328
Stanley Black & Decker, Inc.	2,523	419,322

		499,886

Transport-Marine — 0.0%
Kirby Corp.†	340	13,087

Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	141	42,177
Central Japan Railway Co.	1,700	205,544
Kansas City Southern	22	3,875
Norfolk Southern Corp.	3,586	749,904
Union Pacific Corp.	7,409	1,312,801

		2,314,301

Transport-Services — 0.6%
CryoPort, Inc.†	810	32,513
FedEx Corp.	2,252	584,327
Hub Group, Inc., Class A†	940	47,122
United Parcel Service, Inc., Class B	9,241	1,451,854

		2,115,816

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	3,080	374,959
XPO Logistics, Inc.†	670	60,300

		435,259

Veterinary Diagnostics — 0.2%
Elanco Animal Health, Inc.†	17,883	554,552

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	340	25,721

Water — 0.1%
American Water Works Co., Inc.	1,717	258,426
Essential Utilities, Inc.	1,913	78,815

		337,241

Web Hosting/Design — 0.1%
Endurance International Group Holdings, Inc.†	5,360	31,142
GoDaddy, Inc., Class A†	1,100	77,814
NIC, Inc.	1,320	29,594
VeriSign, Inc.†	602	114,801

		253,351

Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	778	1,257,334
Alphabet, Inc., Class C†	3,641	5,902,097
Baidu, Inc. ADR†	873	116,153
NAVER Corp.	1,110	286,141
Z Holdings Corp.	46,900	326,776

		7,888,501

Wire & Cable Products — 0.1%
Prysmian SpA	10,786	293,357

Wireless Equipment — 0.1%
InterDigital, Inc.	659	36,891
Maxar Technologies, Inc.	480	12,369

Motorola Solutions, Inc.	1,202	189,988
Ubiquiti, Inc.	170	31,554
ViaSat, Inc.†	750	25,425

		296,227

Total Common Stocks (cost $234,415,910)		266,741,946

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Electric-Integrated — 0.0%
Southern Co. 6.75% (cost $92,446)	1,819	87,930

ASSET BACKED SECURITIES — 1.1%
Diversified Financial Services — 1.1%
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	70,546
Angel Oak Mtg. Trust LLC VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	58,644	58,930
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/07/2049*	75,000	73,031
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	100,391
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	100,000	102,307
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	109,905
BBCMS Trust FRS Series 2018-CBM, Class A 1.15% (1 ML+1.00%) due 07/15/2037*(5)	43,000	40,903
BFLD Trust FRS Series 2019-DPLO, Class C 1.69% (1 ML+1.54%) due 10/15/2034*(5)	55,000	51,138
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	100,000	102,170
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	75,000	80,421
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	68,270	69,864
Citigroup Mtg. Loan Trust, Inc. Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)	150,000	154,588
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	82,472
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.29% (1 ML+1.30%) due 11/15/2037*(5)	100,000	99,499
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	90,864	91,296
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(4)	43,737	44,249
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*(1)	95,000	95,000
Enterprise Fleet Financing LLC Series 2018-2, Class A2 3.14% due 02/20/2024*	33,391	33,700
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	97,739
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	54,958
Galton Funding Mtg. Trust VRS Series 2019-1, Class A42 4.00% due 02/25/2059*(3)(4)	24,694	24,965
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	103,424
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.78% (1 ML+1.63%) due 12/15/2036*(5)	30,000	27,413
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 10/25/2050*(3)(4)	94,234	96,115
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(5)	47,000	48,879
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(4)	75,995	77,016
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(4)	39,140	39,272
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.01% (1 ML+0.83%) due 08/25/2050*(3)	20,147	20,073
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	18,895	19,522

JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	44,639	46,077
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	40,919	41,738
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	76,559	79,042
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	64,883
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	77,605	79,620
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	70,678	72,301
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	100,000	103,262
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.74% (1 ML+1.59%) due 04/15/2032*(5)	100,000	91,123
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.25% (1 ML+1.10%) due 10/25/2059*(3)	71,842	72,671
Palmer Square CLO, Ltd. FRS Series 2020-3A, Class A1A 1.60% (3 ML+1.37%) due 11/15/2031*	250,000	250,000
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	93,100	93,079
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	40,000	40,720
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	30,284	31,090
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	41,067	42,645
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	100,000	103,204
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	48,379	49,529
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	63,907	66,184
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	83,688
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	84,325	86,019
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(4)	89,532	90,001
World Omni Automobile Lease Securitization Trust Series 2018-A, Class B 3.06% due 05/15/2023	10,532	10,542
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	41,119

Total Asset Backed Securities (cost $3,693,316)		3,708,323

U.S. CORPORATE BONDS & NOTES — 5.2%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	54,861

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	33,715
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	57,871
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	61,195

		152,781

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,993

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	139,959	128,305
Delta Air Lines, Inc. Senior Notes 2.60% due 12/04/2020	30,000	29,984
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	18,916
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	99,556	98,369

		275,574

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	27,783

Auto-Cars/Light Trucks — 0.2%
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	82,863
General Motors Financial Co., Inc. Senior Notes 4.20% due 11/06/2021	105,000	108,183
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.55% due 05/21/2021*	25,000	25,354
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	49,876
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	46,267
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,967
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	25,000	25,234
Nissan Motor Acceptance Corp. Senior Notes 3.65% due 09/21/2021*	35,000	35,642
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	35,000	35,422
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	217,559

		655,367

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	108,667
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	30,000	30,453

		139,120

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	64,899
SunTrust Bank Senior Notes 3.50% due 08/02/2022	65,000	66,474
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	97,898

		229,271

Banks-Super Regional — 0.2%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	46,157
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	99,797
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	75,000	77,949
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	175,000	180,290
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	50,000	52,060
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	94,364

		550,617

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	40,000	40,716

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	230,000	260,880
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	67,427

		328,307

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	15,000	16,455

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	56,810

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	25,000	27,506
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	27,660
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	71,340

Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	32,349
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	115,000	136,473
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	195,000	188,853

		484,181

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	26,211

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	30,000	32,210

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	56,190

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	54,008
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,647

		64,655

Commercial Services-Finance — 0.0%
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	111,437

Computers — 0.1%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	125,000	123,332
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	80,517
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	111,791
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	60,548

		376,188

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	54,648

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	113,943

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	25,000	29,337
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	38,751

		68,088

Diversified Banking Institutions — 0.7%
Bank of America Corp. FRS Senior Notes 0.88% (3 ML+0.65%) due 06/25/2022	50,000	50,169
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	100,964
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	84,049
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	280,000	354,033
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	50,000	50,754
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	340,000	354,311
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	32,405
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	75,000	75,924
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	144,133
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	25,000	30,475
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	50,000	53,220
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	240,000	255,587
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	20,000	21,358
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	113,646
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	120,094

Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	110,337
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	84,374
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	171,692
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	25,000	27,063

		2,234,588

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	116,987
General Electric Capital Corp. Senior Notes 3.10% due 01/09/2023	40,000	41,930
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	50,000	60,221

		219,138

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	37,381

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	25,000	26,987
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	92,014

		119,001

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	15,000	16,080
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	27,737

		43,817

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	31,427
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	113,487
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	20,000	20,196
Sempra Energy Senior Notes 2.90% due 02/01/2023	35,000	36,714

		201,824

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	37,294

Electric-Integrated — 0.2%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	96,633
American Electric Power Co., Inc. Senior Notes 3.65% due 12/01/2021	5,000	5,167
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	59,812
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	28,794
CenterPoint Energy, Inc. Senior Notes 3.60% due 11/01/2021	30,000	30,933
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,914
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	53,780
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	33,271
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	21,896
Exelon Corp. Senior Notes 3.40% due 04/15/2026	25,000	27,911
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	27,293
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	31,997
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	34,579
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	53,101
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	30,752
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	65,494

Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	29,909
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	110,385

		767,621

Electric-Transmission — 0.0%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	62,657

Electronic Components-Semiconductors — 0.0%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 2.20% due 01/15/2021	10,000	10,032
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	10,000	10,189
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	65,000	67,648
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	35,728

		123,597

Electronic Measurement Instruments — 0.1%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	28,210
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	160,085
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	30,495
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	20,000	21,881
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	28,663

		269,334

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	25,000	26,301

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 3.70% due 11/05/2021	60,000	61,855
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	89,610
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	25,000	27,268
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	72,594
The Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	21,106

		272,433

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	15,000	15,096
Air Lease Corp. Senior Notes 3.50% due 01/15/2022	15,000	15,350

		30,446

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	64,936

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	33,837

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	87,811
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	133,864
Southern California Gas Co. 1st Mtg. Notes 4.13% due 06/01/2048	25,000	30,890

		252,565

Insurance Brokers — 0.1%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	87,988
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	36,364
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	32,717
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	59,770

		216,839

Insurance-Life/Health — 0.2%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	70,971

AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	10,000	10,756
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	56,255
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	28,613
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	128,763
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	29,108
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	30,042
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	196,437
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	29,313
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	30,000	32,361

		612,619

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	27,369
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	94,388
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	20,317
New York Life Global Funding Sec. Notes 3.25% due 08/06/2021*	30,000	30,673

		172,747

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	27,287
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	63,038

		90,325

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	60,000	61,432

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	15,000	15,056

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	209,313
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	107,723

		317,036

Medical Labs & Testing Services — 0.1%
Banner Health Notes 1.90% due 01/01/2031	50,000	49,622
Banner Health Notes 2.91% due 01/01/2051	265,000	262,924

		312,546

Medical Products — 0.0%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	79,969
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	17,000	18,438

		98,407

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	85,654

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	25,000	25,216
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049*	110,000	128,470
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	75,000	91,035
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	75,000	85,299
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	114,983
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	102,515

		547,518

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	25,000	25,028

Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	145,577
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	36,421
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	32,911
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	101,725

		341,662

Medical-Hospitals — 0.3%
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	54,996
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	41,917
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	54,907
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	299,551
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	73,763
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	137,879
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	99,567
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,773
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	60,882

		835,235

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	44,311
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	25,000	28,039
McKesson Corp. Senior Notes 3.65% due 11/30/2020	30,000	30,076

		102,426

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	42,494
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	33,680

		76,174

Oil Companies-Exploration & Production — 0.1%
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	90,000	96,984
Concho Resources, Inc. Company Guar. Notes 2.40% due 02/15/2031	15,000	15,130
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	59,516
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	49,102
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	104,566
Hess Corp. Senior Notes 4.30% due 04/01/2027	25,000	25,893
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	25,131
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	110,000	91,553

		467,875

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	146,297
BP Capital Markets America, Inc. Company Guar. Notes 2.52% due 09/19/2022	25,000	25,891
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	41,995

		214,183

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	180,000	184,392

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	26,989

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	25,000	26,541

Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	54,707
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	24,000	25,964
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	55,929
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	31,419
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	30,000	28,641
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	56,052
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	126,828

		406,081

Pipelines — 0.2%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	52,891
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	54,456
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	21,661
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	16,582
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	65,331
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	35,000	37,919
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	88,202
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	56,571
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	64,415
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	26,527
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	25,000	27,968
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	21,936

		534,459

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 01/15/2024	5,000	5,488
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	129,462
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	48,330
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	58,996
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	25,000	25,989
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	48,636
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	81,444
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	102,780
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	18,649
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	60,852
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	25,000	26,246
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	31,808
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	45,316
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	57,334
Prologis LP Senior Notes 2.13% due 04/15/2027	15,000	15,830
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	50,000	51,999
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	98,534

VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	70,000	71,010
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	25,000	27,020
VEREIT Operating Partnership LP Company Guar. Notes 4.63% due 11/01/2025	60,000	66,607
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	99,334

		1,171,664

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	59,378

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	101,628
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	70,005
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,838
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	28,181
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	110,463

		365,115

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.40% due 06/26/2023	50,000	53,929

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	67,356

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	59,555
Northwestern University Bonds 2.64% due 12/01/2050	75,000	76,806
Stanford University Notes 1.29% due 06/01/2027	70,000	70,692

		207,053

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	93,401
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	32,265

		125,666

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	53,382
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	40,492

		93,874

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	180,000	176,449
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	103,784
AT&T, Inc. Senior Notes 4.50% due 03/09/2048	55,000	61,559
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	113,000	111,644
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056*	35,000	35,451
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	166,873
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	30,000	38,570

		694,330

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	15,000	15,819
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	20,000	20,761
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	76,400

		112,980

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	47,776

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	65,762

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	30,521
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	31,109
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	30,631
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	74,118

		166,379

Total U.S. Corporate Bonds & Notes (cost $16,698,495)		17,689,093

FOREIGN CORPORATE BONDS & NOTES — 1.9%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.63% due 09/07/2022	80,000	84,042
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	25,000	27,328

		111,370

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	30,000	30,622

Banks-Commercial — 0.2%
Bank of Montreal Senior Notes 3.10% due 04/13/2021	35,000	35,453
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	206,482
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	247,446
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	71,986
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	25,000	25,433
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	180,000	182,759
Toronto-Dominion Bank Senior Notes 2.50% due 12/14/2020	50,000	50,143

		819,702

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,040

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	214,972
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	50,000	55,241
Rogers Communications, Inc. Company Guar. Notes 4.30% due 02/15/2048	25,000	30,396
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	80,000	97,247
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	60,000	65,495
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	74,253

		537,604

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	54,987

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	214,884

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	216,085
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	35,000	35,473
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	235,964
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	222,329
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	212,641
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	221,760

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	209,665
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	55,000	56,316
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	207,040
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	59,590
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	259,250

		1,936,113

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	200,151

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,826

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,913
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	29,415
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	76,583

		262,911

Insurance Brokers — 0.0%
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,567

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	53,020
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	221,430

		274,450

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	222,616

Non-Ferrous Metals — 0.1%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	212,270

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	25,000	25,916
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	68,627
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	29,103
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	26,182
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	60,443

		210,271

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	75,000	82,344
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	25,000	27,649
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	37,376
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	35,000	37,993
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	164,349
Total Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	107,742

		457,453

Paper & Related Products — 0.1%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	213,000

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	25,000	27,009
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	141,796

TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,779

		194,584

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	101,718

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	35,000	37,680

Transport-Equipment & Leasing — 0.1%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	221,482

Total Foreign Corporate Bonds & Notes (cost $6,066,675)		6,352,301

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-DNA1, Class M1 0.85% (1 ML+0.70%) due 01/25/2050*(3)	5,987	5,983
Series 2018-DNA1, Class M2AT 1.20% (1 ML+1.05%) due 07/25/2030(3)	62,857	61,580
Series 2018-HQA1, Class M2AS 1.25% (1 ML+1.10%) due 09/25/2030(3)	49,878	47,953
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC FRS Series 2020-DNA3, Class M1 1.65% (1 ML+1.50%) due 06/25/2050*(3)	27,053	27,110

		142,626

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.90% (1 ML+0.75%) due 01/25/2040*(3)	19,679	19,659

Government National Mtg. Assoc. — 0.1%
2.50% due November 30 TBA	70,000	73,320
2.50% due December 30 TBA	70,000	73,150
3.00% due 06/20/2032	21,403	22,384
3.00% due 12/20/2034	18,362	19,207
3.00% due 01/20/2035	24,990	26,140
3.00% due 05/20/2035	6,638	6,944
3.00% due 02/20/2050	18,409	18,841
3.00% due 03/20/2050	3,710	3,798
3.00% due 05/20/2050	38,668	39,622
3.00% due December 30 TBA	35,000	36,526
3.50% due 09/20/2049	5,596	6,068
3.50% due 10/20/2049	5,039	5,601
3.50% due 01/20/2050	11,979	12,990
3.50% due 02/20/2050	9,376	10,159
4.50% due 02/20/2046	7,696	8,568
4.50% due 08/20/2048	9,988	10,774
5.00% due 12/20/2048	17,817	19,303
5.50% due 03/20/2049	3,271	3,587
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.55% (1 ML+0.40%) due 06/20/2049(3)	33,767	33,823

		430,805

Total U.S. Government Agencies (cost $595,588)		593,090

U.S. GOVERNMENT TREASURIES — 9.6%
United States Treasury Bonds — 3.2%
1.13% due 05/15/2040	1,256,000	1,198,303
1.25% due 05/15/2050	114,000	103,562
1.38% due 08/15/2050	486,000	456,081
2.00% due 02/15/2050	1,245,000	1,355,299
2.25% due 08/15/2046	102,000	116,798
2.25% due 08/15/2049	755,000	866,215
2.50% due 02/15/2045	99,500	119,007
2.50% due 05/15/2046	50,200	60,171
2.75% due 08/15/2047	505,000	635,373
2.75% due 11/15/2047	175,300	220,645
2.88% due 08/15/2045	52,000	66,387
2.88% due 11/15/2046	59,000	75,661
2.88% due 05/15/2049	15,000	19,415
3.00% due 11/15/2045	77,500	101,156
3.00% due 02/15/2047	21,000	27,546
3.00% due 05/15/2047	83,200	109,301
3.00% due 02/15/2048	138,000	181,664
3.00% due 08/15/2048	385,500	508,694
3.13% due 11/15/2041	390,000	512,621
3.13% due 05/15/2048	180,500	243,047
3.38% due 05/15/2044	57,000	78,279
3.38% due 11/15/2048	30,000	42,288
3.50% due 02/15/2039	2,220,000	3,037,671
3.63% due 02/15/2044	61,000	86,780
3.88% due 08/15/2040	80,000	115,344
4.75% due 02/15/2041	27,000	43,403
1.13% due 08/15/2040	595,000	565,994

		10,946,705

United States Treasury Notes — 6.4%
0.25% due 05/31/2025	3,195,000	3,181,895
0.38% due 04/30/2025	3,065,000	3,070,388
0.63% due 05/15/2030	620,000	607,891

0.63% due 08/15/2030	68,000	66,512
1.13% due 02/28/2022	4,330,000	4,386,324
1.50% due 10/31/2024	80,000	83,844
1.50% due 11/30/2024	990,000	1,038,301
2.00% due 05/31/2024	2,470,000	2,623,796
2.50% due 01/31/2024	1,645,000	1,766,319
2.63% due 02/28/2023	1,060,000	1,120,412
2.75% due 08/31/2023	1,180,000	1,264,997
2.88% due 04/30/2025	2,085,000	2,321,273
3.13% due 05/15/2021	90,000	91,448

		21,623,400

Total U.S. Government Treasuries (cost $31,184,950)		32,570,105

MUNICIPAL BONDS & NOTES — 0.7%
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	102,496
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	72,586
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	30,000	29,738
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	224,901
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	34,527
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	62,445
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	60,948
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	134,586
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	29,669
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	146,609
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	80,828
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	30,962
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	129,691
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	70,835
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	10,993
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	69,412
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	42,203
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	49,000	71,647
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	115,405
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	66,336
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,296
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	85,206
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	134,136
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	120,989

University of California Revenue Bonds 5.77% due 05/15/2043	20,000	28,051
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	133,266
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	31,556
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	109,246

Total Municipal Bonds & Notes (cost $2,098,068)		2,234,563

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	91,870
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	29,172
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	77,616

Total Foreign Government Obligations (cost $186,113)		198,658

Total Long-Term Investment Securities (cost $295,031,561)		330,176,009

SHORT-TERM INVESTMENT SECURITIES — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (6)	8,241,381	8,241,381
T. Rowe Price Treasury Reserve Fund 0.10%(6)	103	103

Total Short-Term Investment Securities (cost $8,241,484)		8,241,484

TOTAL INVESTMENTS (cost $303,273,045)	100.0%	338,417,493
Liabilities in excess of other assets	(0.0)	(114,596)

NET ASSETS	100.0%	$338,302,897

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $8,980,948 representing 2.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	1,708	$9,582	$17,627	$10.32	0.01%

(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	The rate shown is the 7-day yield as of October 31, 2020.

ADR — American Depositary Receipt
CDI — Chess Depositary Interest
CLO — Collateralized Loan Obligation
FRS — Floating Rate Security

REMIC — Real Estate Mortgage Investment Conduit
RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR — Swedish Depositary Receipt
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS — Variable Rate Security
1 ML — 1 Month USD LIBOR
3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	U.S. 10 Year Ultra	December 2020	$622,788	$629,125	$6,337
6	Short	U.S. Treasury 5 Year Notes	December 2020	753,102	753,609	507

						$6,844

						Unrealized
						(Depreciation)
5	Long	U.S. Treasury 2 Year Notes	December 2020	$1,104,429	$1,104,219	$(210)
6	Long	U.S. Treasury 10 Year Notes	December 2020	832,103	829,313	(2,790)
6	Long	U.S. Treasury Long Bonds	December 2020	1,066,697	1,034,813	(31,884)

						$(34,884)

		Net Unrealized Appreciation (Depreciation)				$(28,040)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$17,627	$17,627
Other Industries	216,939,883	49,784,436	**	—	266,724,319
Convertible Preferred Securities	87,930	—		—	87,930
Asset Backed Securities:
Diversified Financial Services	—	—		95,000	95,000
Other Industries	—	3,613,323		—	3,613,323
U.S. Corporate Bonds & Notes	—	17,689,093		—	17,689,093
Foreign Corporate Bonds & Notes	—	6,352,301		—	6,352,301
U.S. Government Agencies	—	593,090		—	593,090
U.S. Government Treasuries	—	32,570,105		—	32,570,105
Municipal Bonds & Notes	—	2,234,563		—	2,234,563
Foreign Government Obligations	—	198,658		—	198,658
Short-Term Investment Securities	8,241,484	—		—	8,241,484

Total Investments at Value	$225,269,297	$113,130,569		$17,627	$338,417,493

Other Financial Instruments:†
Futures Contracts	$6,844	$—		$—	$6,844

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$28,040	$—		$—	$28,040

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 58.2%
Advertising Agencies — 0.1%
WPP PLC	182,353	$1,460,115

Advertising Services — 0.1%
Stroeer SE & Co. KGaA†	14,033	1,014,465

Aerospace/Defense — 0.1%
Boeing Co.	6,123	884,100
Northrop Grumman Corp.	94	27,243
Teledyne Technologies, Inc.†	1,415	437,447
TransDigm Group, Inc.	144	68,747

		1,417,537

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	3,275	527,635
Meggitt PLC†	352,868	1,250,294
Safran SA†	13,983	1,485,936

		3,263,865

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	7,253	200,255

Airlines — 0.0%
Alaska Air Group, Inc.	3,946	149,514
United Airlines Holdings, Inc.†	6,688	226,456

		375,970

Apparel Manufacturers — 0.1%
Kering SA	2,300	1,391,508
Samsonite International SA†*	400,500	405,430
VF Corp.	4,906	329,683

		2,126,621

Applications Software — 2.6%
Intuit, Inc.	15,402	4,846,702
Microsoft Corp.	148,147	29,995,323
ServiceNow, Inc.†	10,453	5,201,099

		40,043,124

Athletic Footwear — 0.2%
NIKE, Inc., Class B	23,045	2,767,244

Audio/Video Products — 0.2%
Panasonic Corp.	135,500	1,253,405
Sony Corp.	24,100	2,008,666

		3,262,071

Auto-Cars/Light Trucks — 0.5%
Ferrari NV	2,655	473,705
General Motors Co.	67,156	2,318,897
Honda Motor Co., Ltd.	28,000	660,251
Suzuki Motor Corp.	32,800	1,412,569
Tesla, Inc.†	87	33,759
Toyota Motor Corp.	49,600	3,248,444

		8,147,625

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	7,898	1,736,691
PACCAR, Inc.	10,087	861,228

		2,597,919

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC	4,563	440,284
Autoliv, Inc. SDR	14,988	1,133,819
Denso Corp.	22,400	1,044,375
Magna International, Inc.	62,330	3,185,686
Stanley Electric Co., Ltd.	41,700	1,188,061

		6,992,225

Banks-Commercial — 0.9%
Australia & New Zealand Banking Group, Ltd.	83,679	1,112,798
DBS Group Holdings, Ltd.	57,100	850,522
DNB ASA†	171,606	2,318,305
Erste Group Bank AG†	35,478	729,352
First Republic Bank	3,214	405,414
ING Groep NV†	224,018	1,537,065
Intesa Sanpaolo SpA†	434,663	721,113
National Bank of Canada	45,338	2,175,870
Standard Chartered PLC†	99,736	456,484
Sumitomo Mitsui Trust Holdings, Inc.	32,800	877,702
Svenska Handelsbanken AB, Class A†	180,460	1,463,254
United Overseas Bank, Ltd.	100,700	1,399,763

		14,047,642

Banks-Fiduciary — 0.0%
Northern Trust Corp.	1,549	121,240
State Street Corp.	4,823	284,075

		405,315

Banks-Super Regional — 0.4%
Fifth Third Bancorp	53,364	1,239,112
Huntington Bancshares, Inc.	46,409	484,510
PNC Financial Services Group, Inc.	22,547	2,522,559
Wells Fargo & Co.	103,034	2,210,079

		6,456,260

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	46,978	2,257,763
Keurig Dr Pepper, Inc.	16,297	438,389
Monster Beverage Corp.†	4,259	326,112
PepsiCo, Inc.	12,174	1,622,672

		4,644,936

Beverages-Wine/Spirits — 0.1%
Diageo PLC	60,928	1,970,857

Brewery — 0.1%
Kirin Holdings Co., Ltd.	47,800	863,109

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	55,651	2,349,029

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	19,416	1,363,586
NVR, Inc.†	51	201,608
Persimmon PLC	42,005	1,274,630

		2,839,824

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,756	1,060,308
Comcast Corp., Class A	56,684	2,394,332
DISH Network Corp., Class A†	1,630	41,549
Liberty Broadband Corp., Class C†	5,602	793,859

		4,290,048

Casino Hotels — 0.1%
MGM Resorts International	37,057	762,263
Wynn Resorts, Ltd.	6,328	458,337

		1,220,600

Cellular Telecom — 0.1%
T-Mobile US, Inc.†	4,486	491,531
Vodafone Group PLC ADR	110,624	1,494,530

		1,986,061

Chemicals-Diversified — 0.7%
Asahi Kasei Corp.	176,300	1,531,157
BASF SE	24,147	1,324,127
Celanese Corp.	2,916	330,995
Covestro AG*	23,097	1,102,616
Croda International PLC	756	59,109
DuPont de Nemours, Inc.	24,413	1,388,611
Huntsman Corp.	1,693	41,123
Johnson Matthey PLC	55,516	1,546,785
Koninklijke DSM NV	552	88,389
PPG Industries, Inc.	22,296	2,892,237
Quaker Chemical Corp.	315	60,099
Tosoh Corp.	15,600	254,027
Westlake Chemical Corp.	6,282	424,789

		11,044,064

Chemicals-Specialty — 0.1%
Borregaard ASA	2,450	32,794
Shin-Etsu Chemical Co., Ltd.	500	66,905
Umicore SA	31,356	1,207,198
Victrex PLC	819	19,585

		1,326,482

Coatings/Paint — 0.1%
Akzo Nobel NV	705	67,928
RPM International, Inc.	3,200	270,944
Sherwin-Williams Co.	1,103	758,842

		1,097,714

Commercial Services — 0.3%
Amadeus IT Group SA	22,357	1,071,611
Cintas Corp.	2,443	768,446
CoStar Group, Inc.†	1,892	1,558,270
TechnoPro Holdings, Inc.	19,900	1,240,312

		4,638,639

Commercial Services-Finance — 0.8%
Equifax, Inc.	7,133	974,368
FleetCor Technologies, Inc.†	3,375	745,571
Global Payments, Inc.	27,804	4,385,803
PayPal Holdings, Inc.†	29,931	5,571,057
S&P Global, Inc.	4,187	1,351,270
TransUnion	1,466	116,782

		13,144,851

Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	1,927	888,174

Computer Aided Design — 0.2%
Synopsys, Inc.†	15,185	3,247,464

Computer Services — 0.4%
Accenture PLC, Class A	6,088	1,320,548
Cognizant Technology Solutions Corp., Class A	10,076	719,628
Leidos Holdings, Inc.	4,884	405,372
NTT Data Corp.	157,900	1,782,175
Teleperformance	4,269	1,284,425

		5,512,148

Computer Software — 0.2%
Citrix Systems, Inc.	6,352	719,491
Splunk, Inc.†	9,916	1,963,765
Twilio, Inc., Class A†	473	131,953

		2,815,209

Computers — 1.6%
Apple, Inc.	231,057	25,152,865

Consulting Services — 0.1%
Worley, Ltd.	176,549	1,174,495

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	3,068	406,786

Containers-Metal/Glass — 0.0%
Ball Corp.	957	85,173
Crown Holdings, Inc.†	431	36,980
Silgan Holdings, Inc.	1,432	49,332
Verallia SA*	1,383	38,546

		210,031

Containers-Paper/Plastic — 0.5%
Amcor PLC CDI	101,232	1,054,933
D.S. Smith PLC†	10,463	38,408
Graphic Packaging Holding Co.	2,330	30,966
Packaging Corp. of America	32,544	3,725,962
Sealed Air Corp.	4,759	188,409
WestRock Co.	61,002	2,290,625

		7,329,303

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	1,566	343,988
L’Oreal SA	8,952	2,899,188
Pola Orbis Holdings, Inc.	19,600	386,396
Procter & Gamble Co.	17,728	2,430,509
Unilever PLC	107,460	6,127,372

		12,187,453

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	312	42,931
DocuSign, Inc.†	4,866	984,148
Fidelity National Information Services, Inc.	29,680	3,697,831
Fiserv, Inc.†	44,031	4,203,640

		8,928,550

Decision Support Software — 0.0%
MSCI, Inc.	104	36,383

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	315	134,215

Diagnostic Equipment — 1.4%
Danaher Corp.	53,986	12,391,946
Thermo Fisher Scientific, Inc.	20,346	9,626,100

		22,018,046

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	48,176	1,786,685

Diamonds/Precious Stones — 0.0%
Alrosa PJSC	44,850	40,302

Distribution/Wholesale — 0.1%
Bunzl PLC	31,201	970,467
Toromont Industries, Ltd.	611	38,041

		1,008,508

Diversified Banking Institutions — 1.7%
Bank of America Corp.	218,460	5,177,502
BNP Paribas SA†	46,980	1,647,265
Goldman Sachs Group, Inc.	13,620	2,574,725
JPMorgan Chase & Co.	27,860	2,731,394
Lloyds Banking Group PLC†	3,160,188	1,147,931
Macquarie Group, Ltd.	21,503	1,923,180
Mitsubishi UFJ Financial Group, Inc.	259,700	1,023,716
Morgan Stanley	203,339	9,790,773

		26,016,486

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	57,396	592,327

Diversified Manufacturing Operations — 0.7%
General Electric Co.	642,249	4,765,488
Illinois Tool Works, Inc.	1,031	201,952
Parker-Hannifin Corp.	2,386	497,147
Siemens AG	44,452	5,210,751
Textron, Inc.	11,288	404,110

		11,079,448

Diversified Minerals — 0.2%
BHP Group PLC	78,340	1,520,414
BHP Group, Ltd.	71,402	1,716,924
Lundin Mining Corp.	13,044	78,814
Sumitomo Metal Mining Co., Ltd.	1,200	37,313
Teck Resources, Ltd., Class B	3,342	43,914

		3,397,379

Diversified Operations — 0.1%
CK Hutchison Holdings, Ltd.	141,500	856,041

Drug Delivery Systems — 0.2%
Becton Dickinson and Co.	10,472	2,420,393

E-Commerce/Products — 3.2%
Alibaba Group Holding, Ltd. ADR†	39,355	11,991,075
Amazon.com, Inc.†	11,301	34,311,531
ASOS PLC†	40,148	2,291,720
Etsy, Inc.†	2,442	296,923
THG Holdings, Ltd.†	37,985	324,586

		49,215,835

E-Commerce/Services — 0.3%
Booking Holdings, Inc.†	1,368	2,219,580
Match Group, Inc.†	15,649	1,827,490
Trip.com Group, Ltd . ADR†	983	28,271

		4,075,341

E-Marketing/Info — 0.1%
CyberAgent, Inc.	29,500	1,857,994

E-Services/Consulting — 0.0%
CDW Corp.	2,375	291,175

Electric Products-Misc. — 0.1%
Legrand SA	15,272	1,130,568

Electric-Distribution — 0.5%
National Grid PLC	161,233	1,919,048
Sempra Energy	45,433	5,695,481

		7,614,529

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	55,700	753,884
Engie SA†	192,096	2,328,515

		3,082,399

Electric-Integrated — 1.5%
AES Corp.	54,300	1,058,850
Ameren Corp.	36,038	2,923,403
American Electric Power Co., Inc.	13,527	1,216,483
Dominion Energy, Inc.	6,546	525,906
Duke Energy Corp.	12,834	1,182,140
Edison International	4,163	233,294
Entergy Corp.	15,068	1,525,183
Iberdrola SA	5,748	67,808
NextEra Energy, Inc.	118,920	8,706,133
Public Service Enterprise Group, Inc.	39,772	2,312,742
Southern Co.	52,179	2,997,684
Xcel Energy, Inc.	716	50,141

		22,799,767

Electronic Components-Misc. — 0.2%
Murata Manufacturing Co., Ltd.	29,000	2,011,496
Omron Corp.	16,600	1,196,753

		3,208,249

Electronic Components-Semiconductors — 2.0%
Advanced Micro Devices, Inc.†	37,399	2,815,771
Broadcom, Inc.	15,574	5,445,138
Hamamatsu Photonics KK	29,100	1,452,180
Marvell Technology Group, Ltd.	39,135	1,467,954
Micron Technology, Inc.†	72,894	3,669,484
Monolithic Power Systems, Inc.	1,139	364,024
NVIDIA Corp.	17,326	8,686,563
Samsung Electronics Co., Ltd.	77,886	3,905,698
Texas Instruments, Inc.	15,513	2,243,025
Xilinx, Inc.	3,969	471,080

		30,520,917

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,567	741,020
TE Connectivity, Ltd.	4,051	392,461

		1,133,481

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	24,452	2,496,305
Fortive Corp.	16,059	989,234
Keysight Technologies, Inc.†	8,861	929,253
Roper Technologies, Inc.	6,787	2,520,285
Vontier Corp.†	1,316	37,822

		6,972,899

Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	1,452	53,506

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	16,224	1,541,280

Enterprise Software/Service — 0.9%
Atlassian Corp. PLC, Class A†	2,766	530,021
Coupa Software, Inc.†	411	110,025
Oracle Corp.	5,857	328,636
Paycom Software, Inc.†	1,524	554,873
salesforce.com, Inc.†	32,124	7,461,442
SAP SE	22,070	2,352,078
Snowflake, Inc., Class A†	883	220,768
Veeva Systems, Inc., Class A†	2,602	702,670
Workday, Inc., Class A†	10,393	2,183,777

		14,444,290

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,299	98,373
Electronic Arts, Inc.†	4,605	551,817
Sea, Ltd. ADR†	13,451	2,121,223

		2,771,413

Explosives — 0.0%
Orica, Ltd.	2,700	29,100

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	24,030	641,120

Finance-Credit Card — 1.2%
Capital One Financial Corp.	44,857	3,278,150
Mastercard, Inc., Class A	22,891	6,607,258
Visa, Inc., Class A	47,899	8,703,727

		18,589,135

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	46,645	1,917,576
Close Brothers Group PLC	21,901	305,726
Tradeweb Markets, Inc.	4,669	254,367
XP, Inc., Class A†	7,026	281,602

		2,759,271

Finance-Leasing Companies — 0.0%
Mitsubishi UFJ Lease & Finance Co., Ltd.	149,800	633,343

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	42,108	1,090,761

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	514	41,783
CME Group, Inc.	4,821	726,621
Intercontinental Exchange, Inc.	11,762	1,110,333

		1,878,737

Food-Catering — 0.1%
Compass Group PLC	86,381	1,181,575

Food-Confectionery — 0.1%
Barry Callebaut AG	528	1,090,417
Mondelez International, Inc., Class A	21,437	1,138,733

		2,229,150

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	494,300	1,465,025

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	27,749	1,588,075

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc.	21,559	756,505
Nestle SA	83,559	9,388,140

		10,144,645

Food-Retail — 0.1%
Seven & i Holdings Co., Ltd.	57,700	1,762,255

Forestry — 0.0%
West Fraser Timber Co., Ltd.	772	35,804

Garden Products — 0.0%
Toro Co.	516	42,364

Gas-Distribution — 0.1%
Atmos Energy Corp.	3,300	302,511
Beijing Enterprises Holdings, Ltd.	183,000	551,383
National Fuel Gas Co.	712	28,452
NiSource, Inc.	11,260	258,642

		1,140,988

Gold Mining — 0.2%
Agnico Eagle Mines, Ltd.	2,088	165,294
Alamos Gold, Inc., Class A	1,689	15,428
AngloGold Ashanti, Ltd.	3,280	75,115
B2Gold Corp.	7,706	49,569
Barrick Gold Corp.	13,801	368,980
Centamin PLC	3,753	6,045
Centerra Gold, Inc.	1,130	9,872
Cia de Minas Buenaventura SAA ADR	1,813	22,245
Endeavour Mining Corp.†	100	2,453
Evolution Mining, Ltd.	13,205	51,735
Franco-Nevada Corp.	2,035	277,367
Gold Fields, Ltd.	7,239	78,557
Kinross Gold Corp.	9,790	77,891
Kirkland Lake Gold, Ltd.	4,478	204,019
Newcrest Mining, Ltd.	6,088	125,699
Newmont Corp.	6,332	397,903
Northern Star Resources, Ltd.	22,778	239,039
Osisko Gold Royalties, Ltd.	903	10,099
Perseus Mining, Ltd.†	38,305	32,891
Polyus PJSC	334	65,492
Regis Resources, Ltd.	558	1,635
Sandstorm Gold, Ltd.†	1,144	8,449
Saracen Mineral Holdings, Ltd.†	2,318	9,212
Sibanye Stillwater, Ltd.	15,788	46,524
Torex Gold Resources, Inc.†	183	2,467
Wesdome Gold Mines, Ltd.†	3,067	30,364
Yamana Gold, Inc.	7,442	41,391
Zijin Mining Group Co., Ltd.	104,000	75,468

		2,491,203

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	25,078	2,202,099
Marriott International, Inc., Class A	17,549	1,629,951

		3,832,050

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	47,900	1,829,612

Import/Export — 0.2%
Mitsubishi Corp.	49,500	1,107,038
Sumitomo Corp.	120,000	1,322,640

		2,429,678

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	6,475	1,535,352
SMC Corp.	1,400	739,202
THK Co., Ltd.	51,000	1,345,763

		3,620,317

Industrial Gases — 0.5%
Air Liquide SA	14,882	2,178,326
Air Products & Chemicals, Inc.	874	241,434
Linde PLC	26,933	5,934,417

		8,354,177

Instruments-Controls — 0.4%
ABB, Ltd.	93,294	2,262,249
Honeywell International, Inc.	27,351	4,511,547
Rotork PLC	6,801	24,784

		6,798,580

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	16,637	1,721,264
Willis Towers Watson PLC	5,411	987,399

		2,708,663

Insurance-Life/Health — 0.7%
AIA Group, Ltd.	131,800	1,243,047
Aviva PLC	256,063	857,526
AXA SA	165,547	2,674,418
Challenger, Ltd.	153,940	520,861
Equitable Holdings, Inc.	149,304	3,208,543
Principal Financial Group, Inc.	10,185	399,456
Sun Life Financial, Inc.	59,733	2,376,677
Voya Financial, Inc.	3,613	173,171

		11,453,699

Insurance-Multi-line — 1.1%
Chubb, Ltd.	47,698	6,196,447
Direct Line Insurance Group PLC	145,970	499,390
Hartford Financial Services Group, Inc.	24,290	935,651
MetLife, Inc.	71,187	2,694,428
Ping An Insurance Group Co. of China, Ltd.	110,500	1,134,379
Sampo Oyj, Class A	53,729	2,028,305
Storebrand ASA†	228,101	1,198,175
Zurich Insurance Group AG	5,967	1,975,847

		16,662,622

Insurance-Property/Casualty — 0.5%
Berkshire Hathaway, Inc., Class B†	11,300	2,281,470
PICC Property & Casualty Co., Ltd.	1,454,000	985,849
Progressive Corp.	5,167	474,847
Tokio Marine Holdings, Inc.	51,600	2,311,937
Travelers Cos., Inc.	10,064	1,214,826

		7,268,929

Insurance-Reinsurance — 0.2%
Muenchener Rueckversicherungs-Gesellschaft AG	14,525	3,399,240

Internet Application Software — 0.1%
Shopify, Inc., Class A†	440	407,189
Wix.com, Ltd.†	4,163	1,029,593

		1,436,782

Internet Content-Entertainment — 1.9%
Facebook, Inc., Class A†	74,448	19,588,013
JOYY, Inc. ADR	15,306	1,398,662
Netflix, Inc.†	14,059	6,688,429
Snap, Inc., Class A†	31,056	1,223,296
Spotify Technology SA†	4,130	990,746

		29,889,146

Internet Content-Information/News — 0.5%
Tencent Holdings, Ltd.	98,200	7,532,571

Internet Financial Services — 0.1%
Ant Group Co., Ltd.†*	114,850	1,185,166

Internet Security — 0.1%
NortonLifeLock, Inc.	45,401	933,899

Investment Companies — 0.1%
Melrose Industries PLC†	1,012,220	1,569,985

Investment Management/Advisor Services — 0.0%
Raymond James Financial, Inc.	911	69,637

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	1,054	32,674

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	16,045	2,519,867
Epiroc AB, Class B	5,178	74,279
Weir Group PLC†	2,547	47,353

		2,641,499

Machinery-Electrical — 0.2%
Mitsubishi Electric Corp.	198,800	2,553,661

Machinery-Farming — 0.3%
AGCO Corp.	686	52,842
Deere & Co.	17,568	3,968,787

		4,021,629

Machinery-General Industrial — 0.0%
Atlas Copco AB, Class B	1,200	46,039
Bucher Industries AG	99	38,130
Otis Worldwide Corp.	5,496	336,795
Westinghouse Air Brake Technologies Corp.	4,662	276,457

		697,421

Machinery-Material Handling — 0.1%
KION Group AG	22,713	1,767,791

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	1,859	31,603
Flowserve Corp.	10,173	296,238
Ingersoll Rand, Inc.†	12,947	452,368

		780,209

Medical Instruments — 0.6%
Alcon, Inc.†	11,810	669,796
Boston Scientific Corp.†	18,982	650,513
Edwards Lifesciences Corp.†	278	19,930
Elekta AB, Series B	121,782	1,428,358
Intuitive Surgical, Inc.†	6,545	4,366,039
Medtronic PLC	25,416	2,556,087

		9,690,723

Medical Labs & Testing Services — 0.1%
Evotec SE†	26,147	690,997
PPD, Inc.†	5,057	166,274

		857,271

Medical Products — 0.8%
Abbott Laboratories	4,571	480,458
Cooper Cos., Inc.	343	109,434
Hologic, Inc.†	6,100	419,802
Koninklijke Philips NV†	104,095	4,835,961
Siemens Healthineers AG*	35,444	1,522,831
Stryker Corp.	25,761	5,203,980
Zimmer Biomet Holdings, Inc.	4,072	537,911

		13,110,377

Medical-Biomedical/Gene — 0.5%
Alexion Pharmaceuticals, Inc.†	1,589	182,957
Amgen, Inc.	4,064	881,644
Ascendis Pharma A/S ADR†	3,886	634,778
Biogen, Inc.†	1,980	499,099
CSL, Ltd.	3,796	771,522
Exact Sciences Corp.†	2,948	365,051
Incyte Corp.†	13,481	1,167,994
Regeneron Pharmaceuticals, Inc.†	394	214,163
Seagen, Inc.†	2,117	353,116
Vertex Pharmaceuticals, Inc.†	12,871	2,681,801

		7,752,125

Medical-Drugs — 2.5%
AbbVie, Inc.	49,080	4,176,708
Astellas Pharma, Inc.	268,600	3,696,651
AstraZeneca PLC ADR	7,118	357,039
Bausch Health Cos., Inc.†	40,307	665,066
Bayer AG	45,145	2,121,669
Eli Lilly & Co.	12,693	1,655,929
GlaxoSmithKline PLC ADR	65,189	2,178,616
Ipsen SA	10,638	968,899
Johnson & Johnson	11,815	1,619,955
Merck & Co., Inc.	14,749	1,109,272
Novartis AG	63,151	4,928,688
Novo Nordisk A/S, Class B	12,212	780,979
Otsuka Holdings Co., Ltd.	43,200	1,601,224
Pfizer, Inc.	26,769	949,764
Roche Holding AG	16,357	5,250,853
Sanofi	40,486	3,659,906
Sanofi ADR	9,395	425,594
Takeda Pharmaceutical Co., Ltd. ADR	44,543	685,517
Zoetis, Inc.	12,084	1,915,918

		38,748,247

Medical-HMO — 0.9%
Anthem, Inc.	14,575	3,976,060
Centene Corp.†	31,304	1,850,066
Humana, Inc.	2,666	1,064,481
UnitedHealth Group, Inc.	23,180	7,073,145

		13,963,752

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	30,922	3,832,473

Medical-Wholesale Drug Distribution — 0.0%
GoodRx Holdings, Inc.†	1,124	54,390
McKesson Corp.	689	101,621

		156,011

Metal-Aluminum — 0.1%
Norsk Hydro ASA†	27,111	75,987
South32, Ltd.	523,739	751,672

		827,659

Metal-Copper — 0.2%
Antofagasta PLC	127,110	1,696,249
ERO Copper Corp.†	4,503	58,979
First Quantum Minerals, Ltd.	2,988	34,336
Freeport-McMoRan, Inc.	22,449	389,266
OZ Minerals, Ltd.	4,310	45,088
Southern Copper Corp.	8,831	462,214

		2,686,132

Metal-Diversified — 0.1%
Anglo American PLC	7,283	171,021
Boliden AB	8,892	243,168
Glencore PLC†	59,954	121,186
MMC Norilsk Nickel PJSC	403	95,803
Rio Tinto PLC	7,890	447,118
Rio Tinto, Ltd.	10,739	700,307

		1,778,603

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	8,151	99,940
Vale SA	23,819	251,351

		351,291

Miscellaneous Manufacturing — 0.1%
Knorr-Bremse AG	10,302	1,192,562

Multimedia — 0.2%
Walt Disney Co.	24,452	2,964,805

Networking Products — 0.3%
Cisco Systems, Inc.	37,894	1,360,394
Telefonaktiebolaget LM Ericsson, Class B	253,936	2,829,576

		4,189,970

Non-Ferrous Metals — 0.1%
Grupo Mexico SAB de CV, Class B	16,600	47,331
IGO, Ltd.	351,561	1,099,150
Industrias Penoles SAB de CV	2,695	43,046

		1,189,527

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc.	4,936	490,244

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	3,514	486,302

Oil Companies-Exploration & Production — 0.2%
Aker BP ASA	1,817	28,282
Concho Resources, Inc.	8,902	369,522
ConocoPhillips	26,257	751,475
Devon Energy Corp.	3,389	30,264
Diamondback Energy, Inc.	1,303	33,826
EOG Resources, Inc.	14,922	510,929

Hess Corp.	8,034	299,026
Kosmos Energy, Ltd.	11,833	11,766
Lundin Energy AB	3,083	58,869
Magnolia Oil & Gas Corp., Class A†	5,183	22,494
Pioneer Natural Resources Co.	2,493	198,343
Venture Global LNG, Inc., Series C†(1)(2)	3	16,696
WPX Energy, Inc.†	4,186	19,297

		2,350,789

Oil Companies-Integrated — 0.4%
Chevron Corp.	11,424	793,968
Equinor ASA	140,916	1,807,808
Exxon Mobil Corp.	19,047	621,313
Galp Energia SGPS SA	11,372	92,224
Royal Dutch Shell PLC, Class B ADR	31,444	759,373
TOTAL SE	78,387	2,373,784
TOTAL SE ADR	8,379	254,135

		6,702,605

Oil Refining & Marketing — 0.1%
DCC PLC	17,248	1,122,946
Marathon Petroleum Corp.	6,702	197,709

		1,320,655

Oil-Field Services — 0.0%
ChampionX Corp.†	3,904	34,082
Halliburton Co.	40,360	486,741
Schlumberger, Ltd.	4,372	65,318

		586,141

Optical Supplies — 0.1%
EssilorLuxottica SA†	11,273	1,396,635

Paper & Related Products — 0.3%
Domtar Corp.	1,650	39,402
International Paper Co.	68,830	3,011,312
Mondi PLC	4,127	78,284
Stora Enso Oyj, Class R	140,720	2,054,934
Svenska Cellulosa AB SCA, Class B†	3,168	43,006
UPM-Kymmene Oyj	1,863	52,684

		5,279,622

Pharmacy Services — 0.2%
Cigna Corp.	19,252	3,214,507
CVS Health Corp.	6,326	354,825

		3,569,332

Photo Equipment & Supplies — 0.1%
Largan Precision Co., Ltd.	8,000	850,511

Pipelines — 0.2%
Enbridge, Inc.	31,041	855,490
Targa Resources Corp.	5,496	88,211
TC Energy Corp.	15,039	593,439
Williams Cos., Inc.	92,669	1,778,318

		3,315,458

Platinum — 0.0%
Anglo American Platinum, Ltd.	953	62,514
Impala Platinum Holdings, Ltd.	14,726	129,329
Northam Platinum, Ltd.†	6,210	59,259

		251,102

Poultry — 0.0%
Sanderson Farms, Inc.	656	83,948

Power Converter/Supply Equipment — 0.0%
Schneider Electric SE	1,374	166,985

Precious Metals — 0.0%
Polymetal International PLC	1,806	38,458
SSR Mining, Inc.†	1,780	32,946
Wheaton Precious Metals Corp.	3,849	176,633

		248,037

Private Equity — 0.0%
KKR & Co., Inc., Class A	6,577	224,605

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	10,833	101,072
Alexander & Baldwin, Inc.	1,312	16,859
Alexandria Real Estate Equities, Inc.	3,000	454,560
American Campus Communities, Inc.	8,136	304,774
American Tower Corp.	3,342	767,490
Apartment Investment & Management Co., Class A	4,004	127,728
AvalonBay Communities, Inc.	5,661	787,615
Boston Properties, Inc.	419	30,340
Camden Property Trust	3,618	333,724
Canadian Apartment Properties REIT	1,480	47,578
Crown Castle International Corp.	2,970	463,914
CubeSmart	7,202	244,364
CyrusOne, Inc.	573	40,712
Derwent London PLC	2,377	81,958
Digital Realty Trust, Inc.	1,066	153,824
Douglas Emmett, Inc.	7,329	172,964
EastGroup Properties, Inc.	710	94,487
EPR Properties	109	2,599
Equinix, Inc.	1,295	946,956
Equity LifeStyle Properties, Inc.	2,685	158,925
Equity Residential	9,366	440,015
Essex Property Trust, Inc.	2,056	420,637
Federal Realty Investment Trust	1,133	77,928
First Industrial Realty Trust, Inc.	424	16,879
Frasers Centrepoint Trust	23,700	36,685
Gecina SA	161	20,039
Goodman Group	6,678	86,623
Great Portland Estates PLC	151,651	1,134,425
Healthcare Realty Trust, Inc.	5,311	147,646
Healthcare Trust of America, Inc., Class A	5,495	133,528
Highwoods Properties, Inc.	1,349	40,160
Hoshino Resorts REIT, Inc.	7	33,031
Host Hotels & Resorts, Inc.	2,905	30,444
Industrial & Infrastructure Fund Investment Corp.†	41	69,614
Inmobiliaria Colonial Socimi SA	4,115	29,316
Japan Retail Fund Investment Corp.	12	17,359
JBG SMITH Properties	4,116	96,109
Kilroy Realty Corp.	1,953	91,947
Mapletree Industrial Trust	27,100	60,370
Mirvac Group	37,818	56,317

Mitsui Fudosan Logistics Park, Inc.	12	57,129
National Retail Properties, Inc.	279	8,931
Nippon Accommodations Fund, Inc.	12	68,661
Nippon Prologis REIT, Inc.	20	65,869
Pebblebrook Hotel Trust	749	8,973
Prologis, Inc.	86,821	8,612,643
PS Business Parks, Inc.	776	88,487
Public Storage	1,622	371,551
Rayonier, Inc.	2,234	56,699
Realty Income Corp.	541	31,302
Regency Centers Corp.	3,142	111,824
Rexford Industrial Realty, Inc.	2,430	112,898
SBA Communications Corp.	261	75,787
Scentre Group	480,665	713,213
Shaftesbury PLC	2,494	14,705
Simon Property Group, Inc.	5,123	321,776
SL Green Realty Corp.	3,836	164,219
Spirit Realty Capital, Inc.	201	6,040
Summit Industrial Income REIT	9,770	98,778
Sun Communities, Inc.	7,760	1,068,009
Sunstone Hotel Investors, Inc.	10,689	79,312
Terreno Realty Corp.	3,072	172,892
UNITE Group PLC†	7,843	84,651
Urban Edge Properties	3,147	29,582
VEREIT, Inc.	1,647	10,211
Welltower, Inc.	26,761	1,438,939
Weyerhaeuser Co.	60,671	1,655,712
WP Carey, Inc.	876	54,846

		23,955,154

Real Estate Management/Services — 0.0%
Deutsche Wohnen SE	2,474	125,225
Fabege AB	4,448	56,216
Mitsubishi Estate Co., Ltd.	500	7,470

		188,911

Real Estate Operations & Development — 0.2%
Grainger PLC	8,160	29,582
Hang Lung Properties, Ltd.	33,000	80,386
Heiwa Real Estate Co., Ltd.†	1,400	40,987
Hongkong Land Holdings, Ltd.	14,300	52,535
Kojamo Oyj	3,850	79,390
Mitsui Fudosan Co., Ltd.	117,800	2,013,122
PSP Swiss Property AG	510	61,692
Shurgard Self Storage SA	993	42,334
Sun Hung Kai Properties, Ltd.	10,500	134,633

		2,534,661

Rental Auto/Equipment — 0.3%
Ashtead Group PLC	31,789	1,153,552
Element Fleet Management Corp.	222,757	2,098,327
United Rentals, Inc.†	7,374	1,314,710

		4,566,589

Retail-Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	1,457	282,046
Lululemon Athletica, Inc.†	4,218	1,346,765
Moncler SpA†	36,872	1,476,391
Next PLC	18,191	1,376,906
Ross Stores, Inc.	20,880	1,778,350
Zalando SE†*	24,674	2,305,689

		8,566,147

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	268	302,566
O’Reilly Automotive, Inc.†	2,123	926,902

		1,229,468

Retail-Automobile — 0.0%
CarMax, Inc.†	3,987	344,636
Carvana Co.†	1,272	235,765

		580,401

Retail-Building Products — 0.4%
Home Depot, Inc.	11,362	3,030,359
Kingfisher PLC†	536,729	1,997,293
Lowe’s Cos., Inc.	5,752	909,391

		5,937,043

Retail-Discount — 0.4%
Costco Wholesale Corp.	3,656	1,307,459
Dollar General Corp.	15,469	3,228,535
Dollar Tree, Inc.†	3,238	292,456
Walmart, Inc.	6,775	940,031

		5,768,481

Retail-Drug Store — 0.1%
Welcia Holdings Co., Ltd.	20,000	786,505

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	28,864	1,466,291

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	919	190,022

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	971	1,166,637
Darden Restaurants, Inc.	1,041	95,689
Domino’s Pizza, Inc.	709	268,229
McDonald’s Corp.	22,048	4,696,224
Starbucks Corp.	6,523	567,240
Yum! Brands, Inc.	40,161	3,748,226

		10,542,245

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	48,200	424,239

Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	9,738	1,154,245
Maxim Integrated Products, Inc.	9,358	651,785
NXP Semiconductors NV	47,029	6,354,559
QUALCOMM, Inc.	69,695	8,597,575
Renesas Electronics Corp.†	84,700	690,857
Taiwan Semiconductor Manufacturing Co., Ltd.	353,000	5,327,478

		22,776,499

Semiconductor Equipment — 0.8%
Applied Materials, Inc.	71,641	4,243,296
ASML Holding NV (Euronext Amsterdam)	8,397	3,052,769
ASML Holding NV (NASDAQ)	3,109	1,123,002
CMC Materials, Inc.	177	25,168
Entegris, Inc.	865	64,676
KLA Corp.	1,236	243,715

Lam Research Corp.	7,079	2,421,584
Teradyne, Inc.	2,266	199,068
Tokyo Electron, Ltd.	6,100	1,634,913

		13,008,191

Silver Mining — 0.0%
Pan American Silver Corp.	1,344	42,712

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	1,528	15,081

Steel Pipe & Tube — 0.0%
Tenaris SA	10,267	49,060

Steel-Producers — 0.0%
ArcelorMittal SA†	5,604	76,094
BlueScope Steel, Ltd.	1,806	18,708
China Steel Corp.	78,000	55,386
Gerdau SA (Preference Shares)	8,875	33,734
JFE Holdings, Inc.†	3,000	21,002
JSW Steel, Ltd.	7,653	31,806
Nippon Steel Corp.†	5,000	48,527
Nucor Corp.	1,253	59,843
POSCO	562	103,757
Reliance Steel & Aluminum Co.	1,113	121,306
Steel Dynamics, Inc.	1,146	36,076
thyssenkrupp AG†	4,203	20,054
voestalpine AG	1,244	34,562

		660,855

Telecom Services — 0.0%
GDS Holdings, Ltd., Class A†(1)(2)	580	6,051

Telephone-Integrated — 0.6%
AT&T, Inc.	43,868	1,185,313
KT Corp.	28,497	556,635
Nippon Telegraph & Telephone Corp.	206,900	4,368,649
SoftBank Group Corp.	22,800	1,498,358
Telecom Italia SpA (RSP)	1,471,130	535,443
Verizon Communications, Inc.	18,784	1,070,500

		9,214,898

Tobacco — 0.1%
Altria Group, Inc.	15,197	548,308
Philip Morris International, Inc.	25,153	1,786,366

		2,334,674

Tools-Hand Held — 0.1%
Snap-on, Inc.	1,138	179,269
Stanley Black & Decker, Inc.	11,286	1,875,733

		2,055,002

Transport-Rail — 0.5%
Canadian Pacific Railway, Ltd.	607	181,572
Central Japan Railway Co.	8,600	1,039,808
Kansas City Southern	97	17,086
Norfolk Southern Corp.	15,837	3,311,834
Union Pacific Corp.	18,717	3,316,465

		7,866,765

Transport-Services — 0.4%
FedEx Corp.	9,930	2,576,537
United Parcel Service, Inc., Class B	26,255	4,124,923

		6,701,460

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	3,071	373,864

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	69,610	2,158,606

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,636	502,685

Web Portals/ISP — 2.2%
Alphabet, Inc., Class A†	3,386	5,472,148
Alphabet, Inc., Class C†	15,894	25,764,333
Baidu, Inc. ADR†	3,830	509,582
NAVER Corp.	5,411	1,394,871
Z Holdings Corp.	233,200	1,624,824

		34,765,758

Wire & Cable Products — 0.1%
Prysmian SpA	54,288	1,476,520

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,367	848,308

Total Common Stocks (cost $767,425,497)		907,326,634

CONVERTIBLE PREFERRED SECURITIES — 0.0%
E-Commerce/Services — 0.0%
Farmers Business Network, Inc., Series C†(1)(2)	563	18,611

Electric-Distribution — 0.0%
Sempra Energy Series B 6.75%	488	49,820

Electric-Integrated — 0.0%
American Electric Power Co., Inc.	1,733	92,525
NextEra Energy, Inc.	1,994	98,603
Southern Co. 6.75%	9,392	454,009

		645,137

Total Convertible Preferred Securities (cost $679,769)		713,568

PREFERRED SECURITIES — 0.0%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	21,976	337,332

Pipelines — 0.0%
Crestwood Equity Partners LP 9.25%	52,127	320,581

Total Preferred Securities (cost $848,776)		657,913

ASSET BACKED SECURITIES — 2.3%
Diversified Financial Services — 2.3%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.73% (1 ML+0.58%) due 02/18/2025	320,000	320,577
AmeriCredit Automobile Receivables Trust Series 2016-3, Class D 2.71% due 09/08/2022	475,000	480,483
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(5)	324,339	324,198
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.08% (1 ML+0.93%) due 12/15/2036*(4)	680,000	649,343
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	444,852
BFLD Trust FRS Series 2019-DPLO, Class C 1.69% (1 ML+1.54%) due 10/15/2034*(4)	650,000	604,359
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	280,000	286,075
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11% due 10/17/2022	40,931	41,144
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(4)(5)	520,000	577,681
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	345,000	369,936
CIFC Funding, Ltd. FRS Series 2015-5A, Class A1R 1.07% (3 ML+0.86%) due 10/25/2027*(6)	644,896	636,993
Citigroup Commercial Mtg. Trust Series 2020-555, Class A 2.65% due 12/10/2041*(4)	970,000	1,018,925
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(4)	250,000	276,171
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(4)	50,000	55,593
Citigroup Mtg. Loan Trust, Inc. Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)	970,000	999,668
CNH Equipment Trust Series 2017-C, Class A3 2.08% due 02/15/2023	88,242	88,857
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	800,000	824,719
COLT Mtg, Loan Trust VRS* Series 2020-3, Class A1 1.51% due 04/27/2065(3)(5)	254,420	255,629
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(4)	645,000	673,809
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(4)	345,000	381,815
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(4)	250,000	276,975
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(4)	165,000	182,337
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(4)	245,000	264,450
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(3)(5)	85,675	85,764
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(3)(5)	212,123	214,609
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	388,088	410,453
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	88,531	90,327
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(5)	244,454	248,897
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(4)	610,000	596,206
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(5)	453,568	460,911
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(5)	139,162	143,127
GM Financial Consumer Automobile Receivables Trust Series 2018-2, Class A3 2.81% due 12/16/2022	294,601	298,230
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.08% (1 ML+1.93%) due 12/15/2036*(4)	310,000	280,929
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A3 2.60% due 06/15/2021*	10,967	10,980

GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 3.00% due 08/25/2050*(3)(5)	578,865	590,418
GS Mtg. Securities Trust Series 2019-GSA1, Class B 3.51% due 11/10/2052(4)	550,000	571,989
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(4)	25,000	27,605
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(4)(5)	275,000	316,802
Hardee’s Funding LLC Series 2018-1A, Class A2I 4.25% due 06/20/2048*	225,400	226,191
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	558,600	579,346
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A1 2.68% due 11/25/2059*(3)(5)	242,460	245,717
Homeward Opportunities Fund I Trust VRS Series 2019-3, Class A3 3.03% due 11/25/2059*(3)(5)	275,892	275,197
Homeward Opportunities Fund I Trust VRS Series 2018-1, Class A1 3.77% due 06/25/2048*(3)(5)	178,087	178,687
Hyundai Auto Receivables Trust Series 2018-A, Class A3 2.79% due 07/15/2022	125,984	127,065
Jimmy Johns Funding LLC Series 2017-1A, Class A2I 3.61% due 07/30/2047*	76,179	76,137
JPMCC Commercial Mtg. Securities Trust Series 2017-JP5, Class A5 3.72% due 03/15/2050(4)	910,000	1,025,900
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(4)	50,000	54,275
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.98% (1 ML+0.83%) due 08/25/2050*(3)	169,236	168,611
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(5)	877,027	896,417
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(5)	349,669	360,938
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(5)	282,061	291,209
Magnetite CLO XXIII, Ltd. FRS Series 2019-23A, Class A 1.51% (3 ML+1.30%) due 10/25/2032*(6)	615,000	614,351
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(5)	22,766	23,005
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(5)	109,551	111,577
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(5)	330,472	342,614
MMAF Equipment Finance LLC Series 2016-AA, Class A4 1.76% due 01/17/2023*	50,209	50,400
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	133,260	134,120
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(4)	110,000	118,238
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(4)	250,000	275,854
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(4)	115,000	124,674
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(4)	410,000	452,706
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	897,615	918,229
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	615,000	635,061
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	625,000	642,283
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.74% (1 ML+1.59%) due 04/15/2032*(4)	915,000	833,774
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(5)	594,033	608,729
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.10% (1 ML+0.95%) due 02/25/2060*(3)	145,883	144,491

OBX Trust FRS Series 2019-EXP3, Class 2A2 1.25% (1 ML+1.10%) due 10/25/2059*(3)	150,527	152,264
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(5)	539,930	553,367
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(5)	231,433	235,952
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(5)	340,256	349,785
Octagon Investment Partners XXIII, Ltd. FRS Series 2015-1A, Class A1-R 1.09% (3 ML+0.85%) due 07/15/2027*(6)	313,021	310,453
OZLM, Ltd. FRS Series 2014-8A, Class A1RR 1.39% (3 ML+1.17%) due 10/17/2029*(6)	590,354	586,881
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	965,300	965,088
Santander Retail Auto Lease Trust Series 2019-A, Class A3 2.77% due 06/20/2022*	445,000	453,013
Sequoia Mtg. Trust VRS Series 2018-CH1, Class A11 3.50% due 02/25/2048*(3)(5)	121,138	122,029
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(5)	363,333	373,205
Sequoia Mtg. Trust VRS Series 2018-CH4, Class A11 4.00% due 10/25/2048*(3)(5)	154,851	155,036
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(5)	253,980	256,759
SLM Student Loan Trust FRS Series 2007-7, Class A4 0.54% (3 ML+0.33%) due 01/25/2022	617,688	588,849
SLM Student Loan Trust FRS Series 2010-1, Class A 0.55% (1 ML+0.40%) due 03/25/2025	226,443	218,157
SLM Student Loan Trust FRS Series 2008-9, Class A 1.71% (3 ML+1.50%) due 04/25/2023	49,213	48,293
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.91% (3 ML+1.70%) due 07/25/2023	48,784	48,174
Sonic Capital LLC Series 2018-1A, Class A2 4.03% due 02/20/2048*	68,658	70,757
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(5)	77,604	78,762
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(5)	227,241	230,142
Starwood Mtg. Residential Trust VRS Series 2019-IMC1, Class A1 3.47% due 02/25/2049*(3)(5)	230,681	232,159
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	286,217
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(5)	39,756	40,223
Towd Point Mtg. Trust VRS Series 2016-1, Class A1B 2.75% due 02/25/2055*(5)	15,360	15,578
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(5)	29,543	30,253
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(5)	111,274	114,052
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(5)	796,749	824,175
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(5)	230,267	236,929
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(5)	462,501	477,414
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(5)	134,287	140,139
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(3)	710,493	724,189
Verus Securitization Trust VRS Series 2019-INV1, Class A1 3.40% due 12/25/2059*(3)(5)	180,878	185,546
Verus Securitization Trust VRS Series 2018-INV1, Class A1 3.63% due 03/25/2058*(3)(5)	194,256	195,480
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(5)	304,410	306,002
Wendys Funding LLC Series 2018-1A, Class A2I 3.57% due 03/15/2048*	243,125	250,215
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(4)	25,000	27,192

World Omni Auto Receivables Trust Series 2017-B, Class B 2.37% due 05/15/2024	710,000	720,276
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	640,000	695,371

Total Asset Backed Securities (cost $35,773,500)		36,216,008

U.S. CORPORATE BONDS & NOTES — 11.1%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	175,000	182,391
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	44,848
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	82,291

		309,530

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	452,210
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	255,670
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024*	665,000	713,052

		1,420,932

Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	820,000	817,704

Agricultural Chemicals — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. Sec. Notes 9.25% due 06/15/2023*	1,010,000	926,675

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	656,357	601,709
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	108,328	85,586
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	372,628	258,325
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	340,286	222,627
Delta Air Lines, Inc. Senior Notes 7.38% due 01/15/2026	350,000	362,250
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	430,000	361,071
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	328,152	275,316
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	159,924	133,566
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	341,954	337,876

		2,638,326

Applications Software — 0.0%
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	150,000	195,762

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	575,000	577,867
Ford Motor Credit Co. LLC Senior Notes 3.82% due 11/02/2027	590,000	573,775
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	525,000	545,344
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	592,992
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	841,282
Hyundai Capital America Senior Notes 3.45% due 03/12/2021*	890,000	898,324
Toyota Motor Credit Corp. Senior Notes 2.95% due 04/13/2021	750,000	759,048
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	494,946
Volkswagen Group of America Finance LLC Company Guar. Notes 4.00% due 11/12/2021*	805,000	833,209

		6,116,787

Auto-Heavy Duty Trucks — 0.0%
PACCAR Financial Corp. Senior Notes 3.10% due 05/10/2021	625,000	634,437

Banks-Commercial — 0.3%
Citizens Bank NA Senior Notes 2.55% due 05/13/2021	250,000	252,494
Citizens Financial Group, Inc. Senior Notes 2.38% due 07/28/2021	40,000	40,513
Fifth Third Bank Senior Notes 3.35% due 07/26/2021	805,000	821,125
KeyBank NA Senior Notes 3.35% due 06/15/2021	770,000	784,610
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	279,171
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	408,827
SunTrust Bank Senior Notes 3.50% due 08/02/2022	840,000	859,051
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	427,658

		3,873,449

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,232,882
State Street Corp. Senior Notes 1.95% due 05/19/2021	250,000	252,351

		1,485,233

Banks-Super Regional — 0.2%
Citibank NA Senior Notes 3.40% due 07/23/2021	600,000	612,048
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	276,940
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	565,147
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	348,170
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	975,000	982,322
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	765,000	788,124

		3,572,751

Beverages-Non-alcoholic — 0.0%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	150,561
Keurig Dr Pepper, Inc. Company Guar. Notes 3.55% due 05/25/2021	390,000	396,983

		547,544

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	876,552

Broadcast Services/Program — 0.2%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 9.25% due 02/15/2024	400,000	346,148
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,060,000	1,028,423
Nexstar Escrow, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,145,000	1,193,662
Univision Communications, Inc. Senior Sec. Notes 9.50% due 05/01/2025*	790,000	855,175

		3,423,408

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	12,203
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	152,809

		165,012

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	405,000	385,762

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	585,000	614,543
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,355,358

Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,651,001
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	366,615
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	891,000
GCI LLC Senior Notes 4.75% due 10/15/2028*	190,000	196,118
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	627,130

		5,701,765

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 6.38% due 04/01/2026	417,000	432,671
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	198,000	216,751
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	665,000	699,513
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	610,000	577,975

		1,926,910

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	204,443

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 3.15% due 05/15/2024	295,000	316,728

Chemicals-Specialty — 0.0%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	495,000	488,812

Coal — 0.0%
Warrior Met Coal, Inc. Senior Sec. Notes 8.00% due 11/01/2024*	575,000	572,125

Commercial Services — 0.1%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	518,479
Weight Watchers International, Inc. Company Guar. Notes 8.63% due 12/01/2025*	535,000	557,738

		1,076,217

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	997,048
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	902,106

		1,899,154

Computer Services — 0.0%
Unisys Corp. Senior Sec. Notes 6.88% due 11/01/2027*	265,000	274,275

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	668,934
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	296,245

		965,179

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	215,000	212,850

NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	440,000	453,475

		666,325

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 4.25% due 05/15/2028	555,000	651,290

Diagnostic Equipment — 0.1%
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA Senior Notes 7.25% due 02/01/2028*	780,000	815,100
Thermo Fisher Scientific, Inc. Senior Notes 2.95% due 09/19/2026	300,000	332,863
Thermo Fisher Scientific, Inc. Senior Notes 3.00% due 04/15/2023	70,000	74,052

		1,222,015

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	685,000	658,456

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	735,000	751,350

Distribution/Wholesale — 0.1%
Core & Main Holdings LP Senior Notes 8.63% due 09/15/2024*(7)	650,000	654,875

G-III Apparel Group, Ltd. Senior Sec. Notes 7.88% due 08/15/2025*	375,000	379,688
H&E Equipment Services, Inc. Company Guar. Notes 5.63% due 09/01/2025	585,000	606,937

		1,641,500

Diversified Banking Institutions — 0.8%
Bank of America Corp. FRS Senior Notes 0.88% (3 ML+0.65%) due 06/25/2022	850,000	852,882
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	422,912
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	969,254
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	872,764
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	168,098
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	402,674
Citigroup, Inc. Senior Notes 2.35% due 08/02/2021	250,000	253,772
Citigroup, Inc. Senior Notes 2.90% due 12/08/2021	500,000	512,749
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	570,097
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	201,754
Goldman Sachs Group, Inc. Senior Notes 2.35% due 11/15/2021	500,000	500,331
Goldman Sachs Group, Inc. Senior Notes 3.00% due 04/26/2022	980,000	992,074
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	138,970
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	812,910
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	714,719
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	378,057
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	222,026
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	505,724
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	630,492
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	29,067
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	606,855
Morgan Stanle Senior Notes 3.97% due 07/22/2038	970,000	1,158,057
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	860,590
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	32,319

		12,809,147

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	969,321
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	100,000	104,297

		1,073,618

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 2.82% due 05/20/2030	465,000	496,977
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	468,965

		965,942

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	264,471
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	50,000	51,382
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	472,211
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	489,302

		1,277,366

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	943,054

Electric-Distribution — 0.1%
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.90% due 03/15/2021	900,000	908,838

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	452,862

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	493,902
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	214,073
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	48,402
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	45,103
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	261,645
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	188,535
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	273,526
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	550,054
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	600,443
Ohio Power Co. Senior Notes 5.38% due 10/01/2021	450,000	470,153
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	357,094
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	429,636
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	958,592
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	441,539
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	482,490

		5,815,187

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	667,286

Electronic Components-Semiconductors — 0.1%
Microchip Technology, Inc. Senior Sec. Notes 3.92% due 06/01/2021	190,000	193,595
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	180,000	187,331
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	910,000	1,027,549
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	244,991

		1,653,466

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	81,076
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	196,928
Roper Technologies, Inc. Senior Notes 3.00% due 12/15/2020	120,000	119,988
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	854,167

		1,252,159

Enterprise Software/Service — 0.1%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	700,000	709,870

Finance-Consumer Loans — 0.0%
PRA Group, Inc. Company Guar. Notes 7.38% due 09/01/2025*	565,000	592,685

Finance-Credit Card — 0.2%
American Express Co. Senior Notes 3.70% due 11/05/2021	425,000	438,139
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	903,132
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	654,425
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	405,670

Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	764,598
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	115,039

		3,281,003

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.50% due 03/01/2021	365,000	367,349
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	534,001

		901,350

Gambling (Non-Hotel) — 0.0%
Caesars Resort Collection LLC/CRC Finco, Inc. Company Guar. Notes 5.25% due 10/15/2025*	575,000	546,077

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	685,937
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	494,715

		1,180,652

Gold Mining — 0.0%
Newmont Goldcorp Corp. Company Guar. Notes 3.63% due 06/09/2021	424,000	429,812

Industrial Gases — 0.0%
Air Products and Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	51,824

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	244,160
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	116,730
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	430,987
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	514,021

		1,305,898

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	615,578
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	250,592
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	893,543
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	727,060
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	417,892
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	372,578
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	258,308
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,172,518
Voya Financial, Inc. Company Guar. Notes 3.13% due 07/15/2024	575,000	620,257

		5,328,326

Insurance-Multi-line — 0.0%
Metropolitan Life Global Funding I Sec. Notes 3.45% due 10/09/2021*	610,000	628,218

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	125,898
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	607,289
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	203,172

		936,359

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	97,664
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	750,000	770,625
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	210,312

		1,078,601

Investment Management/Advisor Services — 0.1%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	150,000	146,250

AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	570,000	571,425
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	312,913
Raymond James Financial, Inc. Senior Notes 3.63% due 09/15/2026	30,000	34,428

		1,065,016

Machinery-Construction & Mining — 0.0%
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	630,000	645,037

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	525,000	526,963

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	434,363
Welbilt, Inc. Company Guar. Notes 9.50% due 02/15/2024	635,000	644,658

		1,079,021

Machinery-Material Handling — 0.0%
Maxim Crane LLC Sec. Notes 10.13% due 08/01/2024*	435,000	440,437

Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	590,000	612,125

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,151,219
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	901,473
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	29,874

		2,082,566

Medical Labs & Testing Services — 0.0%
Banner Health Notes 1.90% due 01/01/2031	215,000	213,375

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	224,505
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	526,441

		750,946

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	1,053,041
Emergent BioSolutions, Inc. Company Guar. Notes 3.88% due 08/15/2028*	695,000	698,475
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	52,334

		1,803,850

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 05/14/2021	65,000	65,561
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026*	570,000	622,485
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	110,444
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	459,305
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	60,775
Bayer US Finance II LLC Company Guar. Notes 3.50% due 06/25/2021*	335,000	340,771
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	601,333
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	70,000	79,613
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	383,276
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	1,004,644

		3,728,207

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 2.50% due 11/21/2020	240,000	240,263
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	494,284
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	920,209
UnitedHealth Group, Inc. Senior Notes 4.70% due 02/15/2021	25,000	25,081
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	104,102

		1,783,939

Medical-Hospitals — 0.5%
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	114,658
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,099,924
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	309,138
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	239,594
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	652,519
LifePoint Health, Inc. Senior Sec. Notes 4.38% due 02/15/2027*	610,000	603,723
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	323,486
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	527,333
Providence St Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,577,251
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	494,461
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	543,200
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	80,000	80,000
Tenet Healthcare Corp. Senior Notes 7.00% due 08/01/2025	600,000	613,500
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	852,353

		8,031,140

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	526,191
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	342,076

		868,267

Metal-Aluminum — 0.0%
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	205,000	201,925

Metal-Iron — 0.1%
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	805,000	845,250

Motion Pictures & Services — 0.0%
Lions Gate Capital Holdings LLC Company Guar. Notes 6.38% due 02/01/2024*	245,000	235,200

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	303,121

Office Automation & Equipment — 0.0%
Xerox Holdings Corp. Company Guar. Notes 5.00% due 08/15/2025*	680,000	671,357

Oil Companies-Exploration & Production — 0.5%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	15,000	16,014
Cimarex Energy Co. Senior Notes 4.38% due 03/15/2029	965,000	1,039,884
CNX Resources Corp. Company Guar. Notes 7.25% due 03/14/2027*	830,000	875,650
Comstock Resources, Inc. Company Guar. Notes 9.75% due 08/15/2026	610,000	642,787
Concho Resources, Inc. Company Guar. Notes 3.75% due 10/01/2027	155,000	171,771
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	804,859
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	452,831
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	191,603
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	625,000	578,125
Northern Oil and Gas, Inc. Sec. Notes 8.50% due 05/15/2023(7)	192,486	158,801

Occidental Petroleum Corp. Senior Notes 2.70% due 08/15/2022	358,000	331,061
Occidental Petroleum Corp. Senior Notes 2.90% due 08/15/2024	820,000	682,486
Occidental Petroleum Corp. Senior Notes 3.00% due 02/15/2027	425,000	320,875
Occidental Petroleum Corp. Senior Notes 3.40% due 04/15/2026	50,000	39,109
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	196,000	171,500
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	205,000	179,642
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	319,925
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	760,000	716,300
Southwestern Energy Co. Company Guar. Notes 7.50% due 04/01/2026	285,000	290,073
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	345,000	360,525

		8,343,821

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	868,029
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	409,456

		1,277,485

Oil Refining & Marketing — 0.1%
CVR Energy, Inc. Company Guar. Notes 5.25% due 02/15/2025*	280,000	203,700
CVR Energy, Inc. Company Guar. Notes 5.75% due 02/15/2028*	410,000	279,825
Sunoco LP/Sunoco Finance Corp. Company Guar. Notes 5.50% due 02/15/2026	561,000	562,052
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	968,059

		2,013,636

Oil-Field Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	700,000	703,647

Paper & Related Products — 0.1%
International Paper Co. Senior Notes 4.80% due 06/15/2044	165,000	205,030
International Paper Co. Senior Notes 5.00% due 09/15/2035	500,000	644,576

		849,606

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	530,825
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	718,000	776,765
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	628,029
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	716,579
Express Scripts Holding Co. Company Guar. Notes 2.60% due 11/30/2020	675,000	676,138

		3,328,336

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	91,048
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	200,361
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	171,348
Energy Transfer Operating LP Company Guar. Notes 3.75% due 05/15/2030	235,000	230,592
Energy Transfer Operating LP Company Guar. Notes 5.25% due 04/15/2029	385,000	417,110
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	46,542
MPLX LP FRS Senior Notes 1.34% (3 ML+1.10%) due 09/09/2022	505,000	505,052
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	662,259
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030*	185,000	206,963

Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	202,168
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 03/01/2027*	615,000	581,175
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	1,355,000	1,419,362
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	451,158

		5,185,138

Publishing-Periodicals — 0.1%
Meredith Corp. Company Guar. Notes 6.88% due 02/01/2026	1,045,000	866,044

Radio — 0.0%
Entercom Media Corp. Company Guar. Notes 7.25% due 11/01/2024*	565,000	474,600

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,145,241
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	51,077
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	400,567
Brixmor Operating Partnership LP Senior Notes 3.25% due 09/15/2023	235,000	244,294
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	301,872
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	126,422
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	361,796
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	167,174
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	401,195
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	178,236
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	228,375
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	704,436
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	36,280
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	291,463
Iron Mountain, Inc. Company Guar. Notes 4.88% due 09/15/2027*	405,000	412,472
Iron Mountain, Inc. Company Guar. Notes 5.00% due 07/15/2028*	280,000	285,832
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	371,089
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,595
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	286,944
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	151,126
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	565,000	522,128
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 5.00% due 04/15/2023	230,000	223,100
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	365,519
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	289,399
VEREIT Operating Partnership LP Company Guar. Notes 3.10% due 12/15/2029	540,000	547,788
VEREIT Operating Partnership LP Company Guar. Notes 3.95% due 08/15/2027	345,000	372,872
XHR LP Senior Sec. Notes 6.38% due 08/15/2025*	715,000	709,788

		9,193,080

Rental Auto/Equipment — 0.1%
Capitol Investment Merger Sub 2 LLC Sec. Notes 10.00% due 08/01/2024*	670,000	710,200
Herc Holdings, Inc. Company Guar. Notes 5.50% due 07/15/2027*	680,000	698,785

		1,408,985

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Sec. Notes 9.50% due 08/01/2025*	675,000	708,750
Six Flags Entertainment Corp. Company Guar. Notes 4.88% due 07/31/2024*	735,000	682,991

		1,391,741

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Sec. Notes 8.63% due 05/15/2025*	750,000	823,125

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	54,838
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	484,711

		539,549

Retail-Automobile — 0.1%
Carvana Co. Company Guar. Notes 5.63% due 10/01/2025*	660,000	650,100
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	655,000	689,453

		1,339,553

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	122,700
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	78,188

		200,888

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.88% due 01/15/2022	319,000	298,265
Macy’s, Inc. Senior Sec. Notes 8.38% due 06/15/2025*	745,000	777,854

		1,076,119

Retail-Restaurants — 0.1%
IRB Holding Corp. Company Guar. Notes 6.75% due 02/15/2026*	1,410,000	1,413,525

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	47,236
Northwestern University Bonds 2.64% due 12/01/2050	450,000	460,838

		508,074

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	902,882
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	374,938

		1,277,820

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	330,969
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	688,370

		1,019,339

Steel-Specialty — 0.1%
Allegheny Technologies, Inc. Senior Notes 5.88% due 12/01/2027	385,000	362,381
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	686,000	692,483

		1,054,864

Telecom Services — 0.1%
Windstream Escrow LLC / Windstream Escrow Finance Corp. Senior Sec. Notes 7.75% due 08/15/2028*	1,120,000	1,080,800

Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	710,000	728,637

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	460,727
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	1,335,000	1,385,670
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	401,790
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	375,000	385,313
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	575,000	556,313

Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030*	824,000	814,112
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	904,538

		4,908,463

Television — 0.0%
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	675,000	634,567

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.88% due 11/01/2024*	575,000	553,656

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	147,645
Altria Group, Inc. Company Guar. Notes 3.49% due 02/14/2022	290,000	301,029

		448,674

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	514,922

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	408,802
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	662,652

		1,071,454

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	508,241
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	293,907

		802,148

Veterinary Diagnostics — 0.0%
Elanco Animal Health, Inc. Senior Notes 4.91% due 08/27/2021	120,000	122,700

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	575,000	593,687

Total U.S. Corporate Bonds & Notes (cost $165,321,227)		172,832,433

FOREIGN CORPORATE BONDS & NOTES — 3.9%
Advertising Sales — 0.0%
Clear Channel International BV Senior Sec. Notes 6.63% due 08/01/2025*	340,000	345,100

Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	109,313

Aerospace/Defense-Equipment — 0.0%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	205,000	207,563

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	127,894

Airlines — 0.0%
Delta Air Lines/Skymiles Senior Sec. Notes 4.50% due 10/20/2025*	305,000	309,559

Auto-Cars/Light Trucks — 0.0%
Toyota Motor Corp. Senior Notes 3.18% due 07/20/2021	465,000	474,641

Auto/Truck Parts & Equipment-Original — 0.1%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Company Guar. Notes 8.50% due 05/15/2027*	797,000	831,391
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	748,575

		1,579,966

Banks-Commercial — 0.7%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	564,595
ANZ New Zealand International, Ltd. Company Guar. Notes 2.75% due 01/22/2021*	675,000	678,611
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	428,943
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	397,604
Bank of Montreal Senior Notes 3.10% due 04/13/2021	800,000	810,347
Barclays Bank PLC Senior Notes 2.65% due 01/11/2021	850,000	852,107
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	258,859

BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	333,057
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	459,992
Cooperatieve Rabobank UA Senior Notes 3.13% due 04/26/2021	505,000	511,978
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	504,523
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	275,297
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,143,878
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	427,259
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	208,121
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	268,597
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	719,859
Santander UK Group Holdings PLC Senior Notes 2.88% due 08/05/2021	445,000	452,967
Santander UK PLC Senior Notes 3.75% due 11/15/2021	420,000	434,131
Svenska Handelsbanken AB Company Guar. Notes 3.35% due 05/24/2021	520,000	529,008
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	812,800
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	61,610

		11,134,143

Banks-Money Center — 0.1%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	647,400

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	271,817

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	56,113

Cable/Satellite TV — 0.1%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	1,125,000	1,195,312

Cellular Telecom — 0.2%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	913,631
C&W Senior Financing Designated Activity Co. Senior Notes 6.88% due 09/15/2027*	300,000	315,900
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	750,000	828,609
Rogers Communications, Inc. Company Guar. Notes 4.35% due 05/01/2049	445,000	540,936
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	800,000	873,272

		3,472,348

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	439,900

Chemicals-Specialty — 0.0%
Alpha 2 BV Senior Notes 8.75% due 06/01/2023*(7)	600,000	603,000

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	913,257

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(7)	670,000	680,887

Cruise Lines — 0.1%
Carnival Corp. Senior Sec. Notes 11.50% due 04/01/2023*	605,000	664,495
Royal Caribbean Cruises Ltd Senior Sec. Notes 10.88% due 06/01/2023*	325,000	354,416
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022	415,000	370,649
Silversea Cruise Finance, Ltd. Senior Sec. Notes 7.25% due 02/01/2025*	569,000	572,727

		1,962,287

Diversified Banking Institutions — 0.8%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	629,206
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	216,085
Bank of Nova Scotia Senior Notes 3.13% due 04/20/2021	740,000	750,005
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	870,443
Barclays PLC Senior Notes 3.25% due 01/12/2021	205,000	206,129
Barclays PLC Senior Notes 3.68% due 01/10/2023	315,000	325,411
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	449,828
Credit Agricole SA FRS Senior Notes 1.65% (3 ML+1.43%) due 01/10/2022*	275,000	278,150
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	644,759
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	691,796
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	333,471
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	385,000	399,351
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	335,961
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	561,333
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	838,659
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.54% due 07/26/2021	1,035,000	1,059,773
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	481,368
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	900,000	976,786
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,338,074
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	339,019
UBS Group Funding Switzerland AG Senior Notes 3.00% due 04/15/2021*	200,000	202,410
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	349,088

		12,277,105

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	507,089
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	544,068

		1,051,157

Electric-Integrated — 0.1%
Enel Finance International NV Company Guar. Notes 2.75% due 04/06/2023*	900,000	940,150

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	124,495

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	152,326
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	760,362
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,913
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	176,280
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	161,784

		1,407,665

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	493,984

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,190,000	1,172,150

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	269,138
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	705,000	653,887

		923,025

Gold Mining — 0.1%
IAMGOLD Corp Company Guar. Notes 5.75% due 10/15/2028*	695,000	695,556

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	39,885
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	460,218
Trinity Acquisition PLC Company Guar. Notes 3.50% due 09/15/2021	25,000	25,567

		525,670

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,179,398

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	448,874

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	275,976

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	780,000	827,111
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	417,697

		1,244,808

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.15% due 06/15/2030	815,000	840,769
Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	165,000	163,350

		1,004,119

Metal-Diversified — 0.0%
Rio Tinto Finance USA, Ltd. Company Guar. Notes 3.75% due 06/15/2025	300,000	337,582

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	33,384

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	220,670

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	627,900	554,712

Oil Companies-Exploration & Production — 0.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	803,405
CNOOC Finance 2013, Ltd. Company Guar. Notes 3.00% due 05/09/2023	200,000	209,128
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	780,000	701,790
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	108,005
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	492,218
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	522,010

		2,836,556

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	276,487
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	47,827
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	240,274

		564,588

Oil Refining & Marketing — 0.1%
Parkland Fuel Corp. Company Guar. Notes 5.88% due 07/15/2027*	585,000	603,770

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	213,000

Pastoral & Agricultural — 0.0%
JBS Investments II GmbH Company Guar. Notes 7.00% due 01/15/2026*	560,000	598,304

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	97,234
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	131,625
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	17,593

		246,452

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	472,987
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	97,627

		570,614

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	685,000	671,300

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	688,000	684,560

Steel-Producers — 0.0%
ArcelorMittal Senior Notes 4.55% due 03/11/2026	365,000	392,952

Telecom Services — 0.1%
Altice France Holding SA Company Guar. Notes 6.00% due 02/15/2028*	939,000	903,787
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	675,000	687,150
Sable International Finance, Ltd. Senior Sec. Notes 5.75% due 09/07/2027*	425,000	449,599

		2,040,536

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	210,936
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	212,159

		423,095

Transport-Marine — 0.0%
Teekay Offshore Partners LP/Teekay Offshore Finance Corp. Senior Notes 8.50% due 07/15/2023*	696,213	588,300

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	375,378

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	660,455

Total Foreign Corporate Bonds & Notes (cost $57,742,396)		60,910,840

U.S. GOVERNMENT AGENCIES — 8.6%
Federal Home Loan Mtg. Corp. — 0.6%
3.00% due 11/01/2034	126,460	135,588
3.00% due 12/01/2046	760,076	826,335
3.00% due 04/01/2047	153,063	160,139
3.00% due 09/01/2049	174,571	192,262
3.00% due 01/01/2050	2,145,981	2,293,936
3.00% due 06/01/2050	133,471	139,610
3.00% due 07/01/2050	129,412	135,365
3.50% due 06/01/2033	488,932	521,284
3.50% due 09/01/2042	19,831	21,378
3.50% due 03/01/2044	75,302	81,917
3.50% due 03/01/2046	96,800	105,912
3.50% due 03/01/2048	811,536	877,084
4.00% due 09/01/2045	7,302	7,947
4.00% due 01/01/2050	1,419,943	1,515,302
4.00% due 04/01/2050	1,486,248	1,601,955
5.00% due 12/01/2041	163,111	187,990
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(4)	125,027	130,456
Series K068, Class A1 2.95% due 02/25/2027(4)	296,489	317,340
Federal Home Loan Mtg. Corp. REMIC Series-4977, Class IO 4.50% due 05/25/2050(3)(14)	405,969	62,904
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4604, Class FH 0.65% (1 ML+0.50%) due 08/15/2046(3)	14,074	14,166
Series 4621, Class FK 0.65% (1 ML+0.50%) due 10/15/2046(3)	63,824	64,329

Series 4623, Class MF 0.65% (1 ML+0.50%) due 10/15/2046(3)	39,401	39,670
Federal Home Loan Mtg. Corp. SCRT VRS Series 2016-1, Class M1 3.00% due 09/25/2055*(3)(5)	60,795	60,661
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC FRS Series 2020-DNA3, Class M1 1.65% (1 ML+1.50%) due 06/25/2050*(3)	212,560	213,007

		9,706,537

Federal National Mtg. Assoc. — 4.3%
2.50% due 11/01/2031	150,069	158,752
2.50% due 01/01/2032	284,680	296,362
2.50% due 02/01/2032	245,440	259,632
2.50% due 05/01/2032	562,141	599,488
2.50% due 11/01/2050	4,685,326	4,922,752
3.00% due 01/01/2031	11,081	11,623
3.00% due 10/01/2032	847,147	911,757
3.00% due 12/01/2032	274,708	288,102
3.00% due 11/01/2033	284,809	305,803
3.00% due 02/01/2034	810,008	849,341
3.00% due 02/01/2035	116,730	126,404
3.00% due 11/01/2036	226,641	242,766
3.00% due 12/01/2036	71,052	76,484
3.00% due 10/01/2037	520,798	543,982
3.00% due 02/01/2040	1,319,076	1,410,647
3.00% due 02/01/2043	309,423	328,916
3.00% due 04/01/2043	1,204,856	1,305,967
3.00% due 05/01/2043	112,077	118,939
3.00% due 07/01/2043	24,874	26,507
3.00% due 08/01/2043	20,333	21,606
3.00% due 09/01/2043	98,649	108,722
3.00% due 01/01/2044	558,280	593,243
3.00% due 09/01/2046	856,996	918,186
3.00% due 10/01/2046	458,113	496,689
3.00% due 11/01/2046	3,001,282	3,250,842
3.00% due 12/01/2046	851,817	927,515
3.00% due 01/01/2047	1,119,709	1,174,472
3.00% due 06/01/2047	159,340	175,454
3.00% due 08/01/2047	710,891	776,536
3.00% due 11/01/2047	1,266,944	1,371,384
3.00% due 09/01/2048	722,018	758,183
3.00% due 08/01/2049	155,108	170,828
3.00% due 12/01/2049	2,216,271	2,368,563
3.00% due 07/01/2050	298,444	316,047
3.50% due 04/01/2031	571,643	610,141
3.50% due 11/01/2031	472,802	504,612
3.50% due 11/01/2032	185,451	201,423
3.50% due 12/01/2033	1,048,340	1,120,218
3.50% due 02/01/2035	16,667	17,910
3.50% due 06/01/2038	138,334	145,829
3.50% due 10/01/2041	20,556	22,038
3.50% due 07/01/2042	73,328	79,575
3.50% due 09/01/2042	69,456	75,458
3.50% due 10/01/2042	67,516	73,379
3.50% due 07/01/2043	16,332	18,188
3.50% due 08/01/2043	380,909	414,316
3.50% due 01/01/2044	998,997	1,086,595
3.50% due 07/01/2044	267,012	288,911
3.50% due 04/01/2045	251,052	268,317
3.50% due 06/01/2045	155,868	170,411
3.50% due 08/01/2045	549,883	595,187
3.50% due 11/01/2045	265,465	283,273
3.50% due 12/01/2045	426,809	457,651
3.50% due 01/01/2046	788,223	847,940
3.50% due 03/01/2046	1,772,025	1,894,687
3.50% due 04/01/2046	542,824	579,076
3.50% due 06/01/2046	1,149,163	1,263,138
3.50% due 09/01/2046	647,919	691,265
3.50% due 10/01/2046	354,374	378,291
3.50% due 02/01/2047	178,866	189,723
3.50% due 03/01/2047	235,862	250,874
3.50% due 05/01/2047	794,730	846,101
3.50% due 08/01/2047	429,198	469,190
3.50% due 12/01/2047	11,768	12,474
3.50% due 01/01/2048	462,317	500,331
3.50% due 04/01/2048	525,304	558,406
3.50% due 08/01/2049	50,803	53,616
3.50% due 10/01/2049	1,390,839	1,517,463
3.50% due 02/01/2050	1,127,334	1,191,031
3.50% due 05/01/2050	1,270,323	1,340,190
4.00% due 12/01/2040	11,508	12,634
4.00% due 02/01/2041	464,297	509,127
4.00% due 07/01/2044	558,016	606,880
4.00% due 06/01/2045	329,732	361,613
4.00% due 07/01/2045	466,712	506,714
4.00% due 09/01/2045	418,676	458,350
4.00% due 10/01/2045	224,299	246,031
4.00% due 11/01/2045	15,941	17,392
4.00% due 12/01/2045	381,661	430,682
4.00% due 03/01/2046	105,138	115,097
4.00% due 09/01/2046	15,981	17,394
4.00% due 01/01/2047	118,827	127,970
4.00% due 02/01/2047	280,060	303,561
4.00% due 03/01/2047	857,971	923,406
4.00% due 04/01/2047	870,730	936,556
4.00% due 05/01/2047	352,884	378,718
4.00% due 08/01/2047	2,231,141	2,416,360
4.00% due 10/01/2048	292,111	315,102
4.00% due 11/01/2049	289,901	309,979
4.00% due 01/01/2050	1,318,214	1,406,622
4.50% due 07/01/2040	156,756	174,565
4.50% due 01/01/2044	117,010	130,299
4.50% due 03/01/2046	906,939	1,014,909
4.50% due 09/01/2046	231,898	258,903
4.50% due 11/01/2046	1,111,040	1,247,154
4.50% due 08/01/2048	98,738	106,680
4.50% due 09/01/2048	287,160	310,494
4.50% due 11/01/2048	309,349	337,429
4.50% due 12/01/2048	173,543	187,452
4.50% due 01/01/2049	871,525	941,846
4.50% due 05/01/2049	759,184	823,328
4.50% due 01/01/2050	72,648	78,491

5.00% due 10/01/2033	12,629	14,543
5.00% due 07/01/2035	931,650	1,072,642
5.00% due 05/01/2040	72,412	83,618
5.00% due 06/01/2040	83,104	95,256
5.00% due 12/01/2047	81,719	93,180
5.00% due 01/01/2049	789,209	896,875
5.50% due 10/01/2035	12,102	14,222
5.50% due 05/01/2036	40,197	47,096
5.50% due 08/01/2037	972,313	1,143,150
5.50% due 05/01/2044	915,107	1,078,404
5.50% due 01/01/2047	385,201	453,823
6.00% due 09/01/2037	56,657	66,946
6.00% due 07/01/2041	450,891	531,843
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2020-R02, Class 2M1 0.90% (1 ML+0.75%) due 01/25/2040*(3)	177,112	176,934

		67,009,992

Government National Mtg. Assoc. — 1.8%
2.00% due November 30 TBA	2,010,000	2,087,966
2.50% due December 30 TBA	3,025,000	3,161,125
3.00% due 11/15/2042	177,677	191,059
3.00% due 03/20/2045	598,949	635,130
3.00% due 05/20/2046	230,095	242,869
3.00% due 07/20/2046	133,091	140,446
3.00% due 08/20/2046	1,255,916	1,325,546
3.00% due 09/20/2046	334,358	354,165
3.00% due 10/20/2046	63,814	67,515
3.00% due 11/20/2046	432,955	456,946
3.00% due 09/20/2049	428,959	439,132
3.00% due 10/20/2049	622,352	632,473
3.00% due 01/20/2050	561,050	574,155
3.00% due 04/20/2050	1,287,998	1,319,582
3.50% due 08/20/2042	451,960	490,802
3.50% due 05/20/2043	570,622	620,930
3.50% due 10/20/2044	8,793	9,645
3.50% due 05/20/2045	10,587	11,663
3.50% due 12/20/2045	265,459	284,556
3.50% due 04/20/2046	408,603	438,474
3.50% due 05/20/2046	322,583	345,403
3.50% due 06/20/2046	153,046	165,515
3.50% due 07/20/2046	65,010	69,772
3.50% due 04/20/2047	708,045	756,190
3.50% due 02/20/2048	2,236,841	2,427,276
3.50% due 04/20/2048	92,205	99,329
3.50% due 01/20/2049	145,068	154,349
4.00% due 09/20/2045	249,225	270,315
4.00% due 05/20/2046	68,340	73,945
4.00% due 05/20/2047	1,125,896	1,216,494
4.00% due 07/20/2047	784,804	852,519
4.00% due 08/20/2047	265,778	286,289
4.00% due 11/20/2047	326,035	352,209
4.00% due 03/20/2048	317,174	339,961
4.50% due 04/20/2041	10,261	11,417
4.50% due 07/20/2045	110,276	122,775
4.50% due 09/15/2045	63,795	70,918
4.50% due 12/20/2045	415,458	462,616
4.50% due 01/20/2046	68,784	76,561
4.50% due 07/20/2047	141,122	154,070
4.50% due 08/20/2047	895,167	980,700
4.50% due 09/20/2047	251,980	275,469
4.50% due 06/20/2048	265,033	286,679
4.50% due 01/20/2049	103,584	111,443
4.50% due 12/20/2049	560,487	600,416
5.00% due 08/20/2042	51,983	59,003
5.00% due 07/20/2047	393,788	433,730
5.00% due 08/20/2047	65,107	71,988
5.00% due 09/20/2047	460,841	508,184
5.00% due 10/20/2047	21,910	24,167
5.00% due 11/20/2047	145,440	160,456
5.00% due 12/20/2047	471,409	519,671
5.00% due 01/20/2048	592,949	649,767
5.00% due 02/20/2048	97,952	107,257
5.00% due 05/20/2048	207,576	226,919
5.00% due 06/20/2048	199,215	218,630
5.00% due 07/20/2048	13,261	14,693
5.00% due 08/20/2048	67,905	73,751
5.00% due 06/20/2049	304,076	329,748
5.50% due 12/20/2048	252,707	277,149
5.50% due 01/20/2049	42,590	46,766
5.50% due 03/20/2049	154,315	169,241
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(3)	100,646	106,446

		28,044,375

Uniform Mtg. Backed Securities — 1.9%
1.50% due November 15 TBA	2,080,000	2,123,671
2.00% due November 30 TBA	10,765,000	11,103,509
2.50% due December 15 TBA	270,000	280,647
2.50% due December 30 TBA	7,075,000	7,361,316
3.00% due December 30 TBA	3,170,000	3,313,600
3.50% due December 30 TBA	785,000	829,356
4.00% due December 30 TBA	1,210,000	1,293,424
4.50% due December 30 TBA	2,580,000	2,790,482

		29,096,005

Total U.S. Government Agencies (cost $130,395,121)		133,856,909

U.S. GOVERNMENT TREASURIES — 3.2%
United States Treasury Bonds — 2.4%
0.25% due 02/15/2050 TIPS(8)	14,354	16,476

1.25% due 05/15/2050	650,000	590,484
2.00% due 02/15/2050	4,175,000	4,544,879
2.50% due 02/15/2046	1,545,000	1,851,405
2.88% due 11/15/2046	1,875,000	2,404,468
3.00% due 11/15/2045	1,025,000	1,337,865
3.00% due 05/15/2047	3,535,000	4,643,968
3.00% due 02/15/2048	3,400,000	4,475,781
3.00% due 08/15/2048	855,000	1,128,233
3.13% due 11/15/2041(9)	5,420,000	7,124,124
3.13% due 02/15/2043	1,655,000	2,182,014
4.50% due 05/15/2038	4,210,000	6,414,988
4.75% due 02/15/2037	50,000	76,889

		36,791,574

United States Treasury Notes — 0.8%
0.13% due 07/15/2022 TIPS(8)	32,322	32,983
0.13% due 04/15/2025 TIPS(8)	83,209	87,946
0.13% due 10/15/2025 TIPS(8)	1,803	1,925
0.13% due 07/15/2030 TIPS(8)	24,125	26,481
0.25% due 05/31/2025	9,505,000	9,466,015
0.50% due 03/31/2025	1,950,000	1,964,701
0.63% due 01/15/2024 TIPS(8)	41,991	44,365
0.63% due 05/15/2030	970,000	951,055

		12,575,471

Total U.S. Government Treasuries (cost $44,133,240)		49,367,045

MUNICIPAL BONDS & NOTES — 0.8%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,053,174
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	445,380
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	697,455
City of Houston TX Airport System Revenue Revenue Bonds 2.39% due 07/01/2031	220,000	218,077
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	401,321
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 2.64% due 07/01/2021	50,000	50,737
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	818,991
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	394,037
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	118,687
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	514,066
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	520,594
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	480,057
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,080,000	1,579,165
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	214,790
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	458,805
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	301,846
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	83,555
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	1,056,554
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	487,098
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	943,483
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,180,399
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	841,194

Total Municipal Bonds & Notes (cost $11,490,208)		12,859,465

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.1%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	638,356
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	162,932

		801,288

Sovereign — 0.0%
Republic of Indonesia Senior Notes 4.88% due 05/05/2021	200,000	204,198
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	124,060
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	232,199

		560,457

Total Foreign Government Obligations (cost $1,218,974)		1,361,745

LOANS(10)(11)(15) — 0.3%
Airlines — 0.0%
SkyMiles IP, Ltd. FRS coupon TBD due 10/20/2027	90,000	89,588

Building & Construction-Misc. — 0.1%
Tutor Perini Corp. FRS BTL 5.75% (3ML+4.75%) due 08/13/2027	715,000	707,850

Cable/Satellite TV — 0.1%
Radiate Holdco LLC FRS BTL-B 4.25% (1ML+3.50%) due 09/25/2026	700,000	687,859

Casino Hotels — 0.0%
Caesars Resort Collection LLC FRS BTL-B1 4.65% (1 ML+4.50%) due 07/20/2025	670,000	646,829

Containers-Paper/Plastic — 0.1%
Graham Packaging Company, Inc. FRS BTL coupon TBD due 08/04/2027	730,000	721,657

Cosmetics & Toiletries — 0.0%
Coty, Inc. FRS BTL-B 2.39% (1 ML +2.25%) due 04/05/2025	645,051	561,517

E-Commerce/Services — 0.0%
Uber Technologies, Inc. FRS BTL coupon TBD due 04/04/2025	691,591	681,736

Total Loans (cost $4,204,195)		4,097,036

OPTIONS – PURCHASED(12) — 0.5%
Exchanged-Traded Put Option-Purchased (cost $10,400,469)	2,454	8,061,390

RIGHTS — 0.0%
Real Estate Investment Trusts — 0.0%
Shaftesbury PLC Expires 11/11/2020 (Strike price 4.00 GBP)† (cost $0)	301	214

Total Long-Term Investment Securities (cost $1,229,633,372)		1,388,261,200

SHORT-TERM INVESTMENT SECURITIES — 13.2%
Registered Investment Companies — 13.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(13)	205,485,362	205,485,362

U.S. Government Treasuries — 0.0%
United States Treasury Bills Disc. Notes 0.11% due 04/29/2021	25,200	25,186

Total Short-Term Investment Securities (cost $205,510,549)		205,510,548

TOTAL INVESTMENTS (cost $1,435,143,921)	102.2%	1,593,771,748
Liabilities in excess of other assets	(2.2)	(34,269,156)

NET ASSETS	100.0%	$1,559,502,592

FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Federal National Mtg. Assoc. 1.50% due November 30 TBA (proceeds $(1,486,178))	(1,475,000)	(1,484,968)

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $116,927,348 representing 7.5% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd.
Class C	6/8/2018	57,396	$321,992	$592,327	$10.32	0.04%
GDS Holdings, Ltd.
Class A	10/27/2020	580	6,114	6,051	10.43	0.00%
Venture Global LNG, Inc.
Series C	10/16/2017	3	11,313	16,696	5,565.33	0.00%
Convertible Preferred Securities
Farmers Business Network, Inc.
Series C	11/3/2017	563	10,395	18,611	33.06	0.00%

				$633,685		0.04%

(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Loan Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(11)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(12)	Purchased Options:

Exchanged Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 10/31/2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	January 2021	$2,540	2,454	$802,448,184	$10,400,469	$8,061,390	$(2,339,079)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(13)	The rate shown is the 7-day yield as of October 31, 2020.

(14)	Interest Only

(15)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

NASDAQ — National Association of Securities Dealers Automated Quotations

IO — Interest only

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SCRT — Seasoned Credit Risk Transfer Trust

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount andmaturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2020 and unless noted otherwise, the dates shown are the originalmaturity dates.

Currency Legend

GBP – Bristish Pound

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
32	Short	U.S. Treasury Ultra 10 Year Futures	December 2020	$7,974,291	$7,492,380	$481,911

						Unrealized (Depreciation)
84	Short	MSCI EAFE Index	December 2020	$5,029,955	$5,033,000	$(3,045)
375	Long	S&P 500 E-Mini Index	December 2020	63,092,574	61,213,125	(1,879,449)
84	Long	U.S. Treasury Long Bonds	December 2020	14,932,046	14,487,375	(444,671)
389	Long	U.S. Treasury 2 Year Notes	December 2020	85,937,013	85,908,219	(28,794)
696	Long	U.S. Treasury 5 Year Notes	December 2020	87,600,012	87,418,688	(181,324)
94	Long	U.S. Treasury 10 Year Notes	December 2020	13,111,852	12,992,562	(119,290)
84	Long	U.S. Ultra Bonds	December 2020	18,767,095	18,060,000	(707,095)

						$(3,363,668)

		Net Unrealized Appreciation (Depreciation)				$(2,881,757)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at October 31, 2020(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000% / Quarterly	12/20/2025	0.6578%	$8,000	$181,819	$(44,358)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total

ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$592,327	$592,327
Telecom Services	—	—		6,051	6,051
Oil Companies-Exploration & Production	—	2,334,093	**	16,696	2,350,789
Other Industries	655,610,658	248,766,809	**	—	904,377,467
Convertible Preferred Securities:
E-Commerce/Services	—	—		18,611	18,611
Other Industries	694,957	—		—	694,957
Preferred Securities	657,913	—		—	657,913
Asset Backed Securities	—	36,216,008		—	36,216,008
U.S. Corporate Bonds & Notes	—	172,832,433		—	172,832,433
Foreign Corporate Bonds & Notes	—	60,910,840		—	60,910,840
U.S. Government Agencies	—	133,856,909		—	133,856,909
U.S. Government Treasuries	—	49,367,045		—	49,367,045
Municipal Bonds & Notes	—	12,859,465		—	12,859,465
Foreign Government Obligations	—	1,361,745		—	1,361,745
Loans	—	4,097,036		—	4,097,036
Options - Purchased	8,061,390	—		—	8,061,390
Rights	—	214		—	214
Short-Term Investment Securities	205,485,362	25,186		—	205,510,548

Total Investments at Value	$870,510,280	$722,627,783		$633,685	$1,593,771,748

Other Financial Instruments:†
Futures Contracts	$481,911	$—		$—	$481,911

LIABILITIES:
Forward Sales Contracts	$—	$1,484,968		$—	$1,484,968

Other Financial Instruments:†
Futures Contracts	$3,363,668	$—		$—	$3,363,668
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	44,358		—	44,358

Total Other Financial Instruments	$3,363,668	$44,358		$—	$3,408,026

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

At the beginning and at the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Templeton Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.4%
Belgium — 1.0%
Anheuser-Busch InBev SA NV	121,414	$6,304,962

Canada — 4.3%
Barrick Gold Corp.	463,400	12,386,682
Wheaton Precious Metals Corp.	313,400	14,382,103

		26,768,785

Cayman Islands — 8.1%
Alibaba Group Holding, Ltd.†	467,700	17,804,849
CK Asset Holdings, Ltd.	2,184,284	10,120,538
CK Hutchison Holdings, Ltd.	1,461,284	8,840,417

		36,765,804

China — 2.9%
Sinopharm Group Co., Ltd.	1,565,200	3,589,760
Yum China Holdings, Inc.	273,200	14,635,122

		18,224,882

France — 5.5%
Air Liquide SA	47,553	6,960,484
Sanofi	132,797	12,004,757
TOTAL SE	220,344	6,672,650
Veolia Environnement SA	477,889	8,913,582

		34,551,473

Germany — 16.2%
adidas AG†	33,312	9,898,354
Bayer AG	227,421	10,688,052
Covestro AG*	146,146	6,976,787
Deutsche Telekom AG	1,668,193	25,403,580
E.ON SE	2,235,400	23,312,432
Fresenius Medical Care AG & Co. KGaA	193,010	14,742,687
Infineon Technologies AG	205,013	5,741,198
Siemens AG	45,808	5,369,704

		102,132,794

Hong Kong — 3.9%
AIA Group, Ltd.	1,794,400	16,923,549
Sun Hung Kai Properties, Ltd.	611,500	7,840,792

		24,764,341

Japan — 30.6%
Hitachi, Ltd.	519,840	17,530,283
Honda Motor Co., Ltd.	541,300	12,764,066
Isuzu Motors, Ltd.	1,239,600	10,087,690
Kirin Holdings Co., Ltd.	768,300	13,872,940
Komatsu, Ltd.	650,900	14,609,320
Kyocera Corp.	299,700	16,510,086
Matsumotokiyoshi Holdings Co., Ltd.	381,400	14,100,386
Mitsubishi Electric Corp.	1,108,100	14,233,963
Mitsui Fudosan Co., Ltd.	352,000	6,015,440
Sony Corp.	218,900	18,244,684
Sumitomo Metal Mining Co., Ltd.	379,700	11,806,409
Sumitomo Mitsui Financial Group, Inc.	393,600	10,901,076
Suntory Beverage & Food, Ltd.	187,300	6,474,840
Taisei Corp.	440,900	13,693,442
Takeda Pharmaceutical Co., Ltd.	399,602	12,366,575

		193,211,200

Netherlands — 1.0%
NXP Semiconductors NV	48,400	6,539,808

Norway — 3.0%
Equinor ASA	526,944	6,760,153
Yara International ASA	352,838	12,298,988

		19,059,141

South Korea — 5.4%
KB Financial Group, Inc. ADR	257,236	9,191,042
Samsung Electronics Co., Ltd. GDR*	19,702	24,883,626

		34,074,668

Spain — 2.1%
International Consolidated Airlines Group SA	3,125,211	3,906,750
Red Electrica Corp. SA	539,691	9,509,270

		13,416,020

Switzerland — 2.9%
Adecco Group AG	106,920	5,239,496
Roche Holding AG	39,747	12,759,410

		17,998,906

Taiwan — 4.2%
Catcher Technology Co., Ltd.	1,548,000	9,790,309
Taiwan Semiconductor Manufacturing Co., Ltd.	1,120,000	16,903,047

		26,693,356

United Kingdom — 8.6%
BAE Systems PLC	2,716,231	13,973,260
BP PLC	1,342,203	3,432,689
Burberry Group PLC	369,189	6,488,750
Compass Group PLC	440,410	6,024,212
D.S. Smith PLC†	830,287	3,047,839
Informa PLC†	1,146,405	6,222,065
Standard Chartered PLC†	1,750,204	8,010,557
Vodafone Group PLC	5,028,254	6,716,833

		53,916,205

Total Long-Term Investment Securities (cost $626,609,165)		614,422,345

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount of $13,226,000 and collateralized by $13,562,200 of United States Treasury Notes, bearing interest at 0.25%, due 05/31/2025 and having an approximate value of $13,490,575 (cost $13,226,000)	$13,226,000	13,226,000

TOTAL INVESTMENTS — (cost $639,835,165)	99.5%	627,648,345
Other assets less liabilities	0.5	3,373,041

NET ASSETS	100.0%	$631,021,386

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2020, the aggregate value of these securities was $31,860,413 representing 5.0% of net assets.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Industry Allocation*
Medical-Drugs	7.6%
Machinery-Electrical	5.1
Electronic Components-Semiconductors	4.8
Telephone-Integrated	4.0
Real Estate Operations & Development	3.7
Semiconductor Components-Integrated Circuits	3.7
Electric-Distribution	3.7
Brewery	3.2
Audio/Video Products	2.9
E-Commerce/Products	2.8
Insurance-Life/Health	2.7
Oil Companies-Integrated	2.7
Electronic Components-Misc.	2.6
Dialysis Centers	2.3
Retail-Restaurants	2.3
Machinery-Construction & Mining	2.3
Precious Metals	2.3
Retail-Drug Store	2.2
Aerospace/Defense	2.2
Building & Construction-Misc.	2.2
Repurchase Agreements	2.1
Auto-Cars/Light Trucks	2.0
Gold Mining	2.0
Agricultural Chemicals	1.9
Diversified Minerals	1.9
Diversified Banking Institutions	1.7
Auto-Heavy Duty Trucks	1.6
Athletic Footwear	1.6
Metal Processors & Fabrication	1.5
Electric-Transmission	1.5
Diversified Financial Services	1.5
Water	1.4
Diversified Operations	1.4
Banks-Commercial	1.3
Chemicals-Diversified	1.1
Industrial Gases	1.1
Cellular Telecom	1.1
Apparel Manufacturers	1.0
Beverages-Non-alcoholic	1.0
Multimedia	1.0
Food-Catering	1.0
Diversified Manufacturing Operations	0.9
Human Resources	0.9
Airlines	0.6
Medical-Wholesale Drug Distribution	0.6
Containers-Paper/Plastic	0.5

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$82,018,383	$532,403,962	**	$—	$614,422,345
Repurchase Agreements	—	13,226,000		—	13,226,000

Total Investments at Value	$82,018,383	$545,629,962		$—	$627,648,345

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS —October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.9%
Domestic Equity Investment Companies — 48.3%
Anchor Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,839,973	$213,118,492
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,979,051	175,531,509
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	11,478,329	207,298,624
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	23,228,976	320,327,573
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,463,082	103,231,087
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	8,080,687	116,604,318
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,179,571	73,475,095
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,285,270	312,940,529
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	6,589,756	396,242,058
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	3,529,116	43,513,996
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,962,766	80,099,045
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	4,743,972	75,286,832
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,992,395	117,178,928
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	6,667,673	133,353,462
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	11,363,011	368,275,172
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,029,980	98,049,405
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	7,817,886	170,351,728
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	40,840,849	1,092,901,126
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,952,522	124,854,600
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	15,033,871	265,047,149
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	22,306,191	347,530,453
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	13,764,187	328,413,501
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	6,647,890	73,592,141
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	6,601,995	73,084,087
SunAmerica Series Trust SA WellsCap Aggressive Growth Portfolio, Class 1	1,869,583	57,209,233

Total Domestic Equity Investment Companies (cost $4,613,181,957)		5,367,510,143

Domestic Fixed Income Investment Companies — 24.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	39,454,866	631,672,405
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	47,266,962	599,345,082
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	15,962,022	164,568,446
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	6,668,952	71,157,714
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,453,154	262,772,916
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	13,837,772	159,687,885
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,766,311	128,723,444
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,909,545	645,913,544
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,172,624	51,091,518

Total Domestic Fixed Income Investment Companies (cost $2,550,194,166)		2,714,932,954

International Equity Investment Companies — 9.9%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	22,337,127	182,494,330
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	2,800,792	42,460,011
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	12,056,264	215,807,120
SunAmerica Series Trust SA International Index Portfolio, Class 1	10,983,385	114,886,211
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	4,017,292	34,709,399
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	9,812,539	173,387,559
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	20,838,901	194,843,723
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	11,434,337	137,440,728

Total International Equity Investment Companies (cost $1,091,566,747)		1,096,029,081

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $31,872,557)	2,914,056	35,172,652

Total Affiliated Registered Investment Companies (cost $8,286,815,427)		9,213,644,830

U.S. GOVERNMENT TREASURIES — 15.8%
United States Treasury Notes — 15.8%
0.63% due 05/15/2030	$170,628,500	$167,295,912
0.63% due 08/15/2030	76,776,000	75,096,525
1.50% due 02/15/2030	115,709,000	122,832,336
1.63% due 08/15/2029	157,562,700	168,955,222
1.75% due 11/15/2029	150,798,300	163,439,438
2.25% due 11/15/2027	58,893,200	65,465,773
2.38% due 05/15/2029(1)	294,412,500	333,686,668
2.63% due 02/15/2029	143,622,500	165,356,623
2.75% due 02/15/2028	108,718,900	124,933,304
2.88% due 05/15/2028	154,664,500	179,640,401
3.13% due 11/15/2028(1)	155,906,100	185,205,485

Total U.S. Government Treasuries (cost $1,619,538,273)		1,751,907,687

OPTIONS - PURCHASED — 1.2%
Over the Counter Put Options - Purchased(3) (cost $119,276,987)	1,540,000	137,252,087

Total Long-Term Investment Securities (cost $10,025,630,687)		11,102,804,604

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
AllianceBernstein Government STIF Portfolio, Class AB 0.15%(2) (cost $64,801,199)	64,801,199	64,801,199

TOTAL INVESTMENTS (cost $10,090,431,886)	100.5%	11,167,605,803
Liabilities in excess of other assets	(0.5)	(59,803,041)

NET ASSETS	100.0%	$11,107,802,762

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF	— Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2020.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	March 2021	$2,550	210,000	$686,691,600	$18,164,412	$13,068,749	$(5,095,663)
S&P 500 Index	Goldman Sachs International	March 2021	2,550	190,000	621,292,400	14,330,389	11,824,106	(2,506,283)
S&P 500 Index	Goldman Sachs International	March 2021	2,550	240,000	784,790,400	15,000,504	14,935,713	(64,791)
S&P 500 Index	UBS AG	March 2021	2,500	160,000	523,193,600	10,140,960	9,617,283	(523,677)
S&P 500 Index	CitiBank N.A.	March 2021	2,500	205,000	670,341,800	12,460,925	12,322,143	(138,782)
S&P 500 Index	CitiBank N.A.	March 2021	2,500	205,000	670,341,800	10,310,085	12,322,143	2,012,058
S&P 500 Index	UBS AG	June 2021	3,000	320,000	1,046,387,200	37,629,984	61,247,951	23,617,967
S&P 500 Index	CitiBank N.A.	June 2021	3,000	10,000	32,699,600	1,239,728	1,913,999	674,271

						$119,276,987	$137,252,087	$17,975,100

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
3,900	Short	S&P 500 E-Mini Index	December 2020	$648,508,148	$636,616,500	$11,891,648

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,213,644,830	$—	$—	$9,213,644,830
U.S. Government Treasuries	—	1,751,907,687	—	1,751,907,687
Options-Purchased	—	137,252,087	—	137,252,087
Short-Term Investment securities	64,801,199	—	—	64,801,199

Total Investments at Value	$9,278,446,029	$1,889,159,774	$—	$11,167,605,803

Other Financial Instruments:†
Futures Contracts	$11,891,648	$—	$—	$11,891,648

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS —October 31, 2020 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 84.9%
Domestic Equity Investment Companies — 58.0%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,142,093	$72,859,423
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,401,675	169,794,253
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	18,663,048	257,363,427
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,275,755	75,768,216
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	3,333,917	48,108,428
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	7,862,517	93,485,326
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,287,523	197,678,766
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	7,431,732	92,450,744
SunAmerica Series Trust SA Dogs of Wall Street Portfolio, Class 1	11,992,551	159,141,153
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1,946,313	23,998,034
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,946,858	31,422,292
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,275,622	51,984,127
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,366,821	25,230,313
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	10,914,493	246,776,695
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,658,716	153,174,330
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,055,323	228,663,016
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,749,069	66,884,853
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,790,712	82,599,613
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	18,406,260	492,551,522
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	6,868,306	107,832,398
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	10,797,514	190,360,167
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,520,297	148,326,229
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,202,189	243,424,227
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,055,609	44,895,594
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	3,557,723	39,383,998

Total Domestic Equity Investment Companies (cost $2,977,998,704)		3,344,157,144

Domestic Fixed Income Investment Companies — 16.4%
Anchor Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	12,886,375	206,310,856
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	13,347,064	169,240,777
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	5,776,381	59,554,488
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,839,474	30,297,190
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,436,941	91,662,035
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,179,057	71,306,323
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,838,703	63,875,412
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,802,124	233,260,812
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,049,675	16,986,688

Total Domestic Fixed Income Investment Companies (cost $882,878,470)		942,494,581

International Equity Investment Companies — 10.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	9,886,019	80,768,775
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1†	1,736,256	26,321,637
SunAmerica Series Trust SA Fidelity Institutional International Growth Portfolio, Class 1	4,114,764	73,654,271
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,604,834	69,086,559
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,859,832	16,068,949
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,658,463	82,315,044
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,788,038	35,418,155
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,749,322	80,431,905
SunAmerica Series Trust SA Templeton Foreign Value Portfolio, Class 1	9,198,691	110,568,266

Total International Equity Investment Companies (cost $591,069,971)		574,633,561

International Fixed Income Investment Companies — 0.5%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1† (cost $25,574,733)	2,262,552	27,309,001

Total Affiliated Registered Investment Companies (cost $4,477,521,878)		4,888,594,287

U.S. GOVERNMENT TREASURIES — 11.2%
United States Treasury Notes — 11.2%
0.63% due 05/15/2030	64,215,500	62,961,291
0.63% due 08/15/2030	28,809,000	28,178,803
1.50% due 02/15/2030	43,939,200	46,644,207
1.63% due 08/15/2029(1)	57,484,600	61,641,006
1.75% due 11/15/2029	55,477,800	60,128,400
2.25% due 11/15/2027	25,389,000	28,222,452
2.38% due 05/15/2029	106,625,500	120,849,176
2.63% due 02/15/2029	52,439,700	60,375,301
2.75% due 02/15/2028	40,302,100	46,312,780
2.88% due 05/15/2028	55,484,000	64,443,799
3.13% due 11/15/2028(1)	56,742,200	67,405,744

Total U.S. Government Treasuries (cost $601,681,344)		647,162,959

OPTIONS - PURCHASED — 1.3%
Over the Counter Put Options – Purchased(3) (cost $62,997,263)	790,000	74,444,659

Total Long-Term Investment Securities (cost $5,142,200,485)		5,610,201,905

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio, Class AB 0.15%(2) (cost $174,272,217)	174,272,217	174,272,217

TOTAL INVESTMENTS (cost $5,316,472,702)	100.4%	5,784,474,122
Liabilities in excess of other assets	(0.4)	(22,638,985)

NET ASSETS	100.0%	$5,761,835,137

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2020.
(3)	Options – Purchased

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	March 2021	$2,550	110,000	$359,695,600	$9,514,692	$6,845,535	$(2,669,157)
S&P 500 Index	CitiBank N.A.	March 2021	2,500	90,000	294,296,400	5,470,650	5,409,722	(60,928)
S&P 500 Index	CitiBank N.A.	March 2021	2,500	90,000	294,296,400	4,526,379	5,409,721	883,342
S&P 500 Index	CitiBank N.A.	June 2021	3,000	10,000	32,699,600	1,239,728	1,913,998	674,270
S&P 500 Index	Goldman Sachs International	March 2021	2,550	90,000	294,296,400	6,788,079	5,600,893	(1,187,186)
S&P 500 Index	Goldman Sachs International	March 2021	2,550	120,000	392,395,200	7,500,252	7,467,857	(32,395)
S&P 500 Index	UBS AG	March 2021	2,550	10,000	32,699,600	544,200	622,321	78,121
S&P 500 Index	UBS AG	March 2021	2,500	80,000	261,596,800	5,070,480	4,808,641	(261,839)
S&P 500 Index	UBS AG	June 2021	3,000	190,000	621,292,400	22,342,803	36,365,971	14,023,168

						$62,997,263	$74,444,659	$11,447,396

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5,500	Short	S&P 500 E-Mini Index	December 2020	$920,130,716	$897,792,500	$22,338,216

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,888,594,287	$—	$—	$4,888,594,287
U.S. Government Treasuries	—	647,162,959	—	647,162,959
Options - Purchased	—	74,444,659	—	74,444,659
Short-Term Investment Securities	174,272,217	—	—	174,272,217

Total Investments at Value	$5,062,866,504	$721,607,618	$—	$5,784,474,122

Other Financial Instruments:†
Futures Contracts	$22,338,216	$—	$—	$22,338,216

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 83.6%
Domestic Equity Investment Companies — 48.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,753,053	$153,951,692
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,140,941	23,700,216
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1†	1,663,388	18,413,705

Total Domestic Equity Investment Companies (cost $173,288,939)		196,065,613

Domestic Fixed Income Investment Companies — 25.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,945,090	68,606,334
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,139,440	34,345,472

Total Domestic Fixed Income Investment Companies (cost $95,591,162)		102,951,806

International Equity Investment Companies — 9.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $37,436,879)	3,601,409	37,670,735

Total Affiliated Registered Investment Companies (cost $306,316,980)		336,688,154

OPTIONS—PURCHASED — 0.9%
Exchanged-Traded Put Option-Purchased(3) (cost $3,414,040)	667	3,488,410

Total Long-Term Investment Securities (cost $309,731,020)		340,176,564

SHORT-TERM INVESTMENT SECURITIES — 15.6%
Registered Investment Companies — 15.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	60,459,509	60,459,509
T. Rowe Price Treasury Reserve Fund 0.10%(1)	1,049	1,049

		60,460,558

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.10% due 02/25/2021(2)	$2,537,000	2,536,179

Total Short-Term Investment Securities (cost $62,996,707)		62,996,737

TOTAL INVESTMENTS (cost $372,727,727)	100.1%	403,173,301
Liabilities in excess of other assets	(0.1)	(574,133)

NET ASSETS	100.0%	$402,599,168

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our webside, www.aig.com/getprospectus.

#	See Note 2
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2020.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)	Options — Purchased

Exchange-Traded Put Options—Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at October 31, 2020	Unrealized Appreciation (Depreciation)
S&P 500 Index	February 2021	$2,575	667	$218,106,332	$3,414,040	$3,488,410	$74,370

*	Notional amount is calculated by multplying number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	MSCI EAFE Index	December 2020	$94,949	$89,195	$5,754

						Unrealized (Depreciation)
1	Short	E-Mini Russell 2000 Index	December 2020	$76,803	$76,840	$(37)
129	Long	S&P 500 Index	December 2020	21,701,475	21,057,315	(644,160)
100	Long	U.S. Treasury 2 Year Notes	December 2020	22,091,884	22,084,375	(7,509)
128	Long	U.S. Treasury 5 Year Notes	December 2020	16,117,682	16,077,000	(40,682)
105	Long	U.S. Treasury 10 Years Notes	December 2020	14,642,446	14,512,969	(129,477)
36	Long	U.S. Treasury Long Bonds	December 2020	6,395,801	6,208,875	(186,926)
39	Long	U.S. Treasury Ultra Bonds	December 2020	8,706,472	8,385,000	(321,472)

						$(1,330,263)

		Net Unrealized Appreciation (Depreciation)				$(1,324,509)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$336,688,154	$—	$—	$336,688,154
Options-Purchased	3,488,410	—	—	3,488,410
Short-Term Investment Securities:
Registered Investment Companies	60,460,558	—	—	60,460,558
U.S. Government Treasuries	—	2,536,179	—	2,536,179

Total Investments at Value	$400,637,122	$2,536,179	$—	$403,173,301

Other Financial Instruments:†
Futures Contracts	$5,754	$—	$—	$5,754

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,330,263	$—	$—	$1,330,263

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2020 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.8%
Aerospace/Defense — 1.1%
Teledyne Technologies, Inc.†	6,231	$1,926,314

Aerospace/Defense-Equipment — 1.0%
HEICO Corp.	16,395	1,722,295

Applications Software — 3.7%
Elastic NV†	25,157	2,551,172
Five9, Inc.†	26,246	3,982,043

		6,533,215

Building & Construction Products-Misc. — 1.5%
Trex Co., Inc.†	38,860	2,702,324

Commercial Services-Finance — 6.7%
Avalara, Inc.†	18,005	2,683,645
Euronet Worldwide, Inc.†	15,259	1,355,610
Square, Inc., Class A†	15,364	2,379,576
StoneCo, Ltd., Class A†	64,653	3,396,869
WEX, Inc.†	14,713	1,861,930

		11,677,630

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	18,205	2,254,507

Computer Services — 4.2%
EPAM Systems, Inc.†	8,542	2,639,051
Globant SA†	15,974	2,885,064
WNS Holdings, Ltd. ADR†	32,767	1,888,690

		7,412,805

Computer Software — 5.0%
Envestnet, Inc.†	23,167	1,777,836
MongoDB, Inc.†	15,574	3,558,192
Twilio, Inc., Class A†	12,325	3,438,305

		8,774,333

Consulting Services — 1.7%
Booz Allen Hamilton Holding Corp.	38,420	3,015,970

Dental Supplies & Equipment — 2.0%
Align Technology, Inc.†	8,372	3,567,142

Diagnostic Kits — 1.1%
Natera, Inc.†	29,613	1,991,770

Distribution/Wholesale — 2.9%
IAA, Inc.†	50,684	2,868,207
SiteOne Landscape Supply, Inc.†	18,320	2,189,057

		5,057,264

Drug Delivery Systems — 0.9%
DexCom, Inc.†	4,921	1,572,653

E-Commerce/Products — 2.6%
Chewy, Inc., Class A†	31,499	1,940,338
Etsy, Inc.†	21,966	2,670,846

		4,611,184

E-Commerce/Services — 4.2%
Match Group, Inc.†	21,816	2,547,673
MercadoLibre, Inc.†	3,986	4,839,203

		7,386,876

Electric Products-Misc. — 1.1%
Novanta, Inc.†	18,200	1,978,704

Electronic Components-Semiconductors — 1.4%
Lattice Semiconductor Corp.†	68,289	2,383,286

Electronics-Military — 1.2%
Mercury Systems, Inc.†	31,048	2,138,586

Enterprise Software/Service — 6.9%
Bill.com Holdings, Inc.†	17,804	1,780,400
Black Knight, Inc.†	46,822	4,117,995
Clarivate PLC†	96,147	2,668,079
Veeva Systems, Inc., Class A†	13,233	3,573,572

		12,140,046

Entertainment Software — 1.0%
Unity Software, Inc.†	17,631	1,672,829

Environmental Consulting & Engineering — 1.5%
Tetra Tech, Inc.	25,567	2,579,966

Finance-Consumer Loans — 1.0%
LendingTree, Inc.†	5,151	1,666,812

Health Care Cost Containment — 0.9%
HealthEquity, Inc.†	31,659	1,630,122

Internet Application Software — 1.3%
Okta, Inc.†	10,603	2,224,828

Lighting Products & Systems — 1.2%
Universal Display Corp.	10,853	2,152,258

Medical Labs & Testing Services — 1.4%
Catalent, Inc.†	28,918	2,538,133

Medical Products — 6.6%
ABIOMED, Inc.†	5,721	1,441,005
Haemonetics Corp.†	22,365	2,260,878
Inari Medical, Inc.†	21,484	1,422,241
iRhythm Technologies, Inc.†	19,626	4,149,918
Shockwave Medical, Inc.†	33,939	2,318,712

		11,592,754

Medical-Biomedical/Gene — 10.2%
Berkeley Lights, Inc.†	16,669	1,209,669
Bio-Rad Laboratories, Inc., Class A†	4,811	2,821,267
Black Diamond Therapeutics, Inc.†	14,302	450,656
CRISPR Therapeutics AG†	12,203	1,120,480
Deciphera Pharmaceuticals, Inc.†	13,373	776,570
Exact Sciences Corp.†	24,689	3,057,239
Guardant Health, Inc.†	24,920	2,657,967
Mirati Therapeutics, Inc.†	5,060	1,098,728
Turning Point Therapeutics, Inc.†	15,749	1,451,900
Twist Bioscience Corp.†	21,106	1,617,564
Zai Lab, Ltd. ADR†	15,134	1,241,745
Zymeworks, Inc.†	12,053	471,513

		17,975,298

Medical-Drugs — 0.2%
ORIC Pharmaceuticals, Inc.†	20,034	430,731

Medical-HMO — 1.2%
Molina Healthcare, Inc.†	11,503	2,144,964

Medical-Outpatient/Home Medical — 3.2%
Amedisys, Inc.†	11,003	2,849,777
Chemed Corp.	5,901	2,822,566

		5,672,343

Non-Hazardous Waste Disposal — 2.9%
Casella Waste Systems, Inc., Class A†	51,789	2,796,088
Waste Connections, Inc.	23,026	2,286,943

		5,083,031

Patient Monitoring Equipment — 1.4%
Insulet Corp.†	10,862	2,414,080

Power Converter/Supply Equipment — 2.5%
Generac Holdings, Inc.†	20,895	4,391,084

Real Estate Investment Trusts — 1.5%
QTS Realty Trust, Inc., Class A	43,322	2,664,736

Retail-Automobile — 0.7%
Carvana Co.†	6,601	1,223,495

Retail-Restaurants — 3.5%
Chipotle Mexican Grill, Inc.†	3,140	3,772,647
Domino’s Pizza, Inc.	6,331	2,395,144

		6,167,791

Schools — 3.3%
Bright Horizons Family Solutions, Inc.†	19,635	3,103,312
Chegg, Inc.†	35,710	2,622,542

		5,725,854

Semiconductor Equipment — 1.5%
MKS Instruments, Inc.	23,436	2,540,228

Therapeutics — 0.9%
Sarepta Therapeutics, Inc.†	11,003	1,495,418

Transport-Truck — 1.4%
Saia, Inc.†	16,734	2,470,943

Total Long-Term Investment Securities (cost $104,516,789)		175,304,602

REPURCHASE AGREEMENTS — 0.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 10/30/2020, to be repurchased 11/02/2020 in the amount $1,001,000 and collateralized by $1,024,500 of United States Treasury Notes, bearing interest at 0.25% due 06/30/2025 and having an approximate value of $1,021,027 (cost $ 1,001,000)	$1,001,000	1,001,000

TOTAL INVESTMENTS (cost $105,517,789)	100.4%	176,305,602
Liabilities in excess of other assets	(0.4)	(621,792)

NET ASSETS	100.0%	$175,683,810

†	Non-income producing security

ADR—	American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2020 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$175,304,602	$—	$—	$175,304,602
Repurchase Agreements	—	1,001,000	—	1,001,000

Total Investments at Value	$175,304,602	$1,001,000	$—	$176,305,602

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2020—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Invesco VCP Equity-Income, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights Portfolio used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Invesco VCP Equity-Income, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA Legg Mason Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA Invesco VCP Equity-Income, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond, SA JPMorgan MFS Core Bond and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the PIMCO VCP Tactical Balanced Portfolio used equity swaps, a type of total return swap, to gain exposure to a security or market index and to enhance total returns.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted against each other, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to manage exposure to fluctuations in interest rates and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2020, transactions in these securities were as follows:

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$1,070,093	$564,429	$243,336	$(11,124)	$131,070	$1,511,132
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	10,974,686	5,752,825	1,583,375	181,352	398,406	15,723,894
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,870,082	2,979,315	1,236,036	102,133	143,354	7,858,848
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	10,743,638	6,271,069	1,565,439	(149,159)	(387,079)	14,913,030
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	10,182,947	4,943,068	1,908,283	120,022	454,554	13,792,308
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,052,131	907,411	351,819	(13,707)	35,018	2,629,034
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	718,714	903,850	194,767	(46,995)	37,340	1,418,142

	$—	$—	$41,612,291	$22,321,967	$7,083,055	$182,522	$812,663	$57,846,388

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$1,629,709	$664,383	$240,363	$19,918	$201,079	$2,274,726
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	6,679,359	2,526,373	1,216,909	141,064	200,570	8,330,457
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	3,572,221	1,357,461	922,864	78,448	65,844	4,151,110
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	12,528,472	4,539,785	1,166,887	(118,287)	(742,133)	15,040,950
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	12,246,729	3,439,600	1,905,533	36,459	325,132	14,142,387
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	2,405,383	684,975	337,679	(18,471)	(13,025)	2,721,183
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	1,511,149	896,042	211,673	(1,113)	1,845	2,196,250

	$—	$—	$40,573,022	$14,108,619	$6,001,908	$138,018	$39,312	$48,857,063

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$6,677,106	$1,764,105	$996,513	$(42,701)	$656,561	$8,058,558
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	9,904,782	5,810,644	4,388,011	447,394	87,233	11,862,042
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	5,219,002	2,202,064	1,779,739	141,461	75,404	5,858,192
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	59,017,581	15,499,340	3,592,120	(262,279)	(3,861,932)	66,800,590
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	52,826,146	11,811,904	8,693,327	(52,182)	1,100,807	56,993,348
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	12,136,772	3,060,881	1,844,069	(331,372)	86,696	13,108,908
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	7,603,074	3,468,266	1,348,918	(305,005)	85,048	9,502,465

	$—	$—	$153,384,463	$43,617,204	$22,642,697	$(404,684)	$(1,770,183)	$172,184,103

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	$—	$—	$59,147,134	$15,503,595	$8,459,645	$1,049,788	$1,484,879	$68,725,751
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	7,029,271	1,748,818	1,058,255	(49,086)	(32,927)	7,637,821
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	6,341,994	3,613,727	966,945	(183,974)	406,424	9,211,226
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	37,455,128	11,203,458	4,501,236	476,537	1,391,809	46,025,696
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	20,301,133	5,667,157	4,051,019	335,974	457,751	22,710,996
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	13,248,790	4,648,602	2,215,304	(219,489)	(703,668)	14,758,931

	$—	$—	$143,523,450	$42,385,357	$21,252,404	$1,409,750	$3,004,268	$169,070,421

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$34,914,657	$11,391,526	$5,940,819	$681,601	$1,113,193	$42,160,158
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	18,793,276	5,624,808	4,367,215	359,270	382,741	20,792,880
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	38,031,211	10,412,342	3,552,647	(258,891)	(2,562,206)	42,069,809
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	138,657,062	25,141,513	12,309,799	2,148,667	2,930,838	156,568,281
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	26,262,930	6,539,674	3,312,578	(99,111)	103,342	29,494,257
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	11,850,988	6,198,737	1,457,794	(272,638)	564,714	16,884,007

	$—	$—	$268,510,124	$65,308,600	$30,940,852	$2,558,898	$2,532,622	$307,969,392

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	$—	$—	$405,222,259	$67,084,970	$43,420,590	$5,310,142	$4,990,635	$439,187,416
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	68,974,781	15,439,544	8,418,991	(162,001)	(502,648)	75,330,685
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	34,589,878	14,333,308	4,979,362	(1,662,471)	847,470	43,128,823
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	—	—	45,132,190	22,760,991	16,419,261	1,944,750	460,571	53,879,241
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	23,830,000	7,872,933	6,101,558	526,901	440,343	26,568,619
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	127,974,093	37,187,115	10,733,213	(791,756)	(7,754,241)	145,881,998

	$—	$—	$705,723,201	$164,678,861	$90,072,975	$5,165,565	$(1,517,870)	$783,976,782

†	Includes reinvestments of distributions paid.

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
American International Group, Inc. — Common Stock	$75,380	$—	$3,813,829	$105,828	$14,023	$(7,427)	$(1,393,618)	$2,504,589

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2020	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
American International Group, Inc. - Common Stock	$19,281	$—	$921,014	$59,648	$2,436	$(2,014)	$(317,599)	$658,613

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$364,297,148	$13,143,203	$50,092,981	$3,328,758	$65,565,930	$396,242,058
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	84,664,199	30,259	13,689,759	166,481	(13,466)	71,157,714
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	38,721,104	5,017,508	4,163,716	(465,626)	3,350,741	42,460,011
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	256,710,361	20,894,808	23,037,392	277,606	7,927,533	262,772,916
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	28,926,877	18,317,508	3,791,912	(1,447,407)	1,508,930	43,513,996
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	215,188,295	14,580,042	30,948,560	3,702,953	13,284,390	215,807,120
SA Fixed Income Index Portfolio, Class 1	—	—	176,781,940	63,028	24,989,377	2,455,406	5,376,888	159,687,885
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	130,829,069	12,552,524	19,491,147	1,200,158	3,632,840	128,723,444
SA Franklin Small Company Value Portfolio, Class 1	—	—	90,979,387	5,128,013	7,033,749	(4,611,952)	(4,362,654)	80,099,045
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	69,735,676	11,631,515	7,215,836	(157,489)	1,292,966	75,286,832
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,230	14,007	3,330,973	14,811	1,987,577	35,172,652
SA International Index Portfolio, Class 1	—	—	133,993,010	4,052,524	12,491,147	276,686	(10,944,862)	114,886,211
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	112,319,754	4,038,517	21,439,027	(455,162)	22,714,846	117,178,928
SA Janus Focused Growth Portfolio, Class 1	—	—	98,158,918	21,044,530	10,545,161	2,777,915	21,917,260	133,353,462
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	34,154,856	1,112,256	2,914,601	807,257	1,549,631	34,709,399
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	396,871,448	36,047,926	34,421,343	140,528	(30,363,387)	368,275,172
SA JPMorgan Global Equities Portfolio, Class 1	—	—	193,182,928	4,063,028	15,361,180	(1,804,734)	(6,692,483)	173,387,559
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	683,242,680	49,246,731	109,431,728	3,375,294	19,480,567	645,913,544
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	106,583,351	35,016	26,327,431	4,008,987	13,749,482	98,049,405
SA Large Cap Growth Index Portfolio, Class 1	—	—	162,697,278	5,059,527	20,156,633	4,915,537	17,836,019	170,351,728
SA Large Cap Index Portfolio, Class 1	—	—	1,096,669,068	71,400,208	118,827,669	39,829,505	3,830,014	1,092,901,126
SA Large Cap Value Index Portfolio, Class 1	—	—	135,952,681	14,052,524	12,491,147	322,881	(12,982,339)	124,854,600
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	258,445,878	55,600,159	23,372,639	(9,517,263)	(16,108,986)	265,047,149
SA MFS Blue Chip Growth Portfolio	—	—	373,861,445	131,310	70,227,868	21,154,867	22,610,699	347,530,453
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	330,368,186	25,122,556	29,396,194	1,416,996	901,957	328,413,501
SA Mid Cap Index Portfolio, Class 1	—	—	84,639,478	26,262	6,710,328	(107,273)	(4,255,998)	73,592,141
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	212,301,445	14,678,787	18,736,721	(96,538)	(13,303,250)	194,843,723
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	50,176,349	4,719,259	4,580,087	11,879	764,118	51,091,518
SA Small Cap Index Portfolio, Class 1	—	—	83,867,739	26,262	6,710,328	(270,394)	(3,829,192)	73,084,087
SA Templeton Foreign Value Portfolio, Class 1	—	—	168,167,354	7,560,023	14,110,982	(4,107,655)	(20,068,012)	137,440,728
SA WellsCap Aggressive Growth Portfolio, Class 1	—	—	50,937,361	1,417,508	8,163,716	2,504,126	10,513,954	57,209,233
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	177,789,553	23,870,033	16,654,863	792,301	(10,265,515)	175,531,509
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	628,140,228	40,229,221	92,268,012	5,107,754	18,135,891	599,345,082
SA Multi-Managed International Equity Portfolio, Class 1	—	—	185,889,400	21,070,032	16,654,863	(1,653,578)	(6,156,661)	182,494,330
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	218,321,643	7,080,536	67,633,611	13,328,075	36,201,981	207,298,624
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	354,975,156	28,232,168	30,581,048	(5,460,844)	(26,837,859)	320,327,573
SA Multi Managed Mid Cap Growth Portfolio, Class 1	—	—	100,557,297	3,535,015	18,327,431	2,676,798	14,789,408	103,231,087
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	132,473,096	5,642,019	10,550,623	(5,094,012)	(5,866,162)	116,604,318
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	86,774,531	26,261	6,710,328	(1,838,583)	(4,776,786)	73,475,095
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	323,637,715	16,619,054	79,700,835	3,922,525	48,462,070	312,940,529
SA Wellington Real Return Portfolio, Class 1	—	—	173,260,032	63,029	14,989,377	765,001	5,469,761	164,568,446
Anchor Series Trust
SA Wellington Capital Appreciation Portfolio, Class 1	—	22,002,332	244,691,849	37,091,622	127,455,729	(907,291)	59,698,041	213,118,492
SA Wellington Government and Quality Bond Portfolio, Class 1	12,923,187	755,251	584,569,458	119,416,052	81,515,092	3,533,145	5,668,842	631,672,405

	$12,923,187	$22,757,583	$9,470,992,451	$723,682,370	$1,317,243,144	$84,818,429	$251,394,724	$9,213,644,830

†	Includes reinvestments of distributions paid.

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$191,046,543	$6,910,577	$35,141,328	$8,758,566	$26,104,408	$197,678,766
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	81,517,179	22,398,377	6,919,341	(5,139,190)	593,719	92,450,744
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	36,893,821	157,124	6,819,484	86,040	(20,311)	30,297,190
SA Dogs of Wall Street Portfolio, Class 1	—	—	151,319,286	22,239,844	12,763,051	(308,819)	(1,346,107)	159,141,153
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	26,695,406	113,822	1,976,955	(197,386)	1,686,750	26,321,637
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	87,231,011	8,441,679	7,104,023	45,389	3,047,979	91,662,035
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	26,448,971	2,413,822	1,976,955	(375,092)	(2,512,712)	23,998,034
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	73,768,148	5,141,466	11,930,864	1,511,302	5,164,219	73,654,271
SA Fixed Income Index Portfolio, Class 1	—	—	72,935,574	318,702	5,535,473	684,939	2,902,581	71,306,323
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	68,598,859	6,307,320	13,337,778	704,928	1,602,083	63,875,412
SA Franklin Small Company Value Portfolio, Class 1	—	—	33,452,559	3,136,587	2,503,079	(1,644,975)	(1,018,800)	31,422,292
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	49,749,822	6,550,409	4,262,146	(75,450)	21,492	51,984,127
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	36,487,021	136,587	10,372,346	(528,397)	1,586,136	27,309,001
SA International Index Portfolio, Class 1	—	—	68,728,547	11,341,466	5,930,864	174,047	(5,226,637)	69,086,559
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	24,044,179	1,002,440	4,822,837	(714,117)	5,720,648	25,230,313
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	252,179,991	17,138,221	27,269,548	3,604,728	1,123,303	246,776,695
SA Janus Focused Growth Portfolio, Class 1	—	—	154,664,667	682,933	26,861,728	7,337,628	17,350,830	153,174,330
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,831,267	1,168,293	1,186,173	(286,762)	1,542,324	16,068,949
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	229,592,265	34,069,928	18,496,220	60,393	(16,563,350)	228,663,016
SA JPMorgan Global Equities Portfolio, Class 1	—	—	94,346,650	2,386,995	10,395,957	(1,036,940)	(2,985,704)	82,315,044
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	256,290,659	16,092,692	46,807,689	906,680	6,778,470	233,260,812
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	64,703,038	2,284,555	12,942,387	3,923,667	8,915,980	66,884,853
SA Large Cap Growth Index Portfolio, Class 1	—	—	85,059,641	375,613	13,523,951	3,532,777	7,155,533	82,599,613
SA Large Cap Index Portfolio, Class 1	—	—	503,829,158	42,276,442	74,539,095	24,412,003	(3,426,986)	492,551,522
SA Large Cap Value Index Portfolio, Class 1	—	—	109,505,715	17,012,199	8,896,296	301,988	(10,091,208)	107,832,398
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	—	189,287,489	34,760,577	15,728,483	(5,125,418)	(12,833,998)	190,360,167
SA MFS Blue Chip Growth, Class 1	—	—	153,754,276	682,933	24,861,730	1,452,272	17,298,478	148,326,229
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	251,079,818	15,138,221	26,269,547	2,150,386	1,325,349	243,424,227
SA Mid Cap Index Portfolio, Class 1	—	—	46,393,637	4,677,644	3,953,910	(14,880)	(2,206,897)	44,895,594
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	38,042,115	2,470,733	2,965,431	(459,478)	(1,669,784)	35,418,155
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	18,053,638	79,675	1,383,868	19,215	218,028	16,986,688
SA Putnam International Growth and Income Portfolio, Class 1	—	—	84,044,500	13,398,377	6,919,342	(1,010,459)	(9,081,171)	80,431,905
SA Small Cap Index Portfolio, Class 1	—	—	44,654,954	182,115	3,337,437	(95,146)	(2,020,488)	39,383,998
SA Templeton Foreign Value Portfolio, Class 1	—	—	116,145,261	18,969,110	9,884,773	(3,770,437)	(10,890,895)	110,568,266
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	—	—	72,091,543	10,441,466	5,930,863	(57,137)	(3,685,586)	72,859,423
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	184,631,397	9,787,599	31,418,164	669,653	5,570,292	169,240,777
SA Multi-Managed International Equity Portfolio, Class 1	—	—	87,801,533	3,909,760	7,117,038	(391,148)	(3,434,332)	80,768,775
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	172,471,669	762,608	39,658,441	7,112,535	29,105,882	169,794,253
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	265,423,112	37,017,896	21,066,260	(5,312,376)	(18,698,945)	257,363,427
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	77,885,222	318,702	15,035,474	2,600,620	9,999,146	75,768,216
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	51,544,732	3,927,644	3,953,910	(1,619,723)	(1,790,315)	48,108,428
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	105,493,436	2,409,760	7,291,347	(864,945)	(6,261,578)	93,485,326
SA Wellington Real Return Portfolio, Class 1	—	—	61,776,236	273,173	4,744,691	120,345	2,129,425	59,554,488
Anchor Series Trust
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	207,119,638	32,921,180	36,554,672	1,193,379	1,631,331	206,310,856

	$—	$—	$5,021,614,183	$422,227,266	$640,390,949	$42,335,205	$42,808,582	$4,888,594,287

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2020	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2020
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$61,327,829	$18,789,404	$14,666,119	$1,614,101	$1,541,119	$68,606,334
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	32,850,689	10,483,819	10,309,721	866,108	454,577	34,345,472
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	34,898,624	12,406,045	7,448,941	(791,751)	(1,393,242)	37,670,735
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	146,750,377	31,802,243	30,329,562	1,737,738	3,990,896	153,951,692
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	22,938,567	6,144,751	5,360,665	(851,453)	829,016	23,700,216
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	13,795,682	7,540,666	3,349,385	(541,237)	967,979	18,413,705

	$—	$—	$312,561,768	$87,166,928	$71,464,393	$2,033,506	$6,390,345	$336,688,154

†	Includes reinvestments of distributions paid.

Note 3. Unfunded Loan Commitments

At October 31, 2020, SA PineBridge High Yield Portfolio had the following unfunded loan commitments which could be extended at the option of the Borrower:

Borrower	Type	Maturity Date	Principal Amount	Value
Hi Crush, Inc.	Delayed Draw	01/14/2021	346,184	346,184

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.